UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:         811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

Steven J. Fredricks

Jackson National Asset Management, LLC

1 Corporate Way

Lansing, Michigan 48951

(Name and Address of agent of service)

Registrant's telephone number, including area code: (517) 381-5500

Date of fiscal year end:	December 31

Date of Reporting Period:	January 1, 2008 – March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments

JNL Series Trust (unaudited)
Schedules of Investments (in thousands, except for contracts)
March 31, 2008

JNL/AIM International Growth Fund
COMMON STOCKS - 87.0%	Shares/Par/
CONSUMER DISCRETIONARY - 15.2%	Contracts (q)	Value
Compagnie Financiere Richemont AG	71	$ 3,978
Continental AG	27	2,786
Daimler AG (b)	83	7,061
Denso Corp.	135	4,351
Desarrolladora Homex SA de CV - ADR (b) (c)	47	2,707
Enterprise Inns Plc	126	1,001
Esprit Holdings Ltd.	591	7,093
Grupo Televisa SA - ADR	79	1,925
Informa Plc	443	2,751
Li & Fung Ltd.	948	3,514
OPAP SA	93	3,312
PT Astra International Tbk	916	2,413
Puma AG Rudolf Dassler Sport	16	5,999
Suzuki Motor Corp.	194	4,897
Toyota Motor Corp. (b)	110	5,490
Urbi Desarrollos Urbanos SA de CV (c)	441	1,437
WPP Group Plc	605	7,220
		67,935
CONSUMER STAPLES - 10.9%
Cia de Bebidas das Americas - ADR	50	3,758
Heineken Holding NV	85	4,257
Henkel KGaA	124	5,743
Imperial Tobacco Group Plc	135	6,204
InBev NV	100	8,758
Nestle SA	20	9,750
Reckitt Benckiser Plc	91	5,066
Tesco Plc	669	5,035
		48,571
ENERGY - 6.4%
Canadian Natural Resources Ltd.	52	3,567
ENI SpA (b)	163	5,552
Petroleo Brasileiro SA - ADR	43	3,610
Petroleum Geo-Services ASA (c)	146	3,605
Suncor Energy Inc.	55	5,355
Total SA (b)	89	6,643
		28,332
FINANCIALS - 12.2%
Akbank T.A.S.	520	2,181
Anglo Irish Bank Corp. Plc	156	2,087
Aviva Plc (b)	277	3,396
AXA SA (b)	146	5,296
Banco Santander SA	116	2,309
BNP Paribas (b)	72	7,272

Commerzbank AG	113	3,536
Credit Suisse Group	55	2,777
Deutsche Boerse AG	19	3,089
Hana Financial Group Inc.	103	4,209
KBC Groep NV (b)	28	3,583
Manulife Financial Corp. (b)	96	3,690
ORIX Corp.	10	1,400
Standard Bank Group Ltd.	244	2,654
UBS AG	21	605
United Overseas Bank Ltd.	451	6,272
		54,356
HEALTH CARE - 8.9%
Merck KGaA (b)	51	6,249
Novo-Nordisk A/S - Class B	86	5,913
Roche Holding AG (b)	62	11,757
Shire Plc (b)	206	3,977
Sonova Holding AG	38	3,464
Teva Pharmaceutical Industries Ltd. - ADR	183	8,469
		39,829
INDUSTRIALS - 13.4%
Assa Abloy AB (b)	260	4,722
Canadian National Railway Co.	66	3,210
Capita Group Plc	279	3,762
Fanuc Ltd.	69	6,534
Finmeccanica SpA (b)	146	4,971
Hutchison Whampoa Ltd.	585	5,536
Hyundai Heavy Industries	10	3,604
Keppel Corp. Ltd.	765	5,502
Komatsu Ltd. (b)	200	5,556
Schneider Electric SA (virt-x) (b)	32	4,198
Siemens AG	47	5,109
TNT NV	187	6,935
		59,639
INFORMATION TECHNOLOGY - 7.4%
Cap Gemini SA (b)	65	3,721
HON HAI Precision Industry Co. Ltd.	1,195	6,844
Ibiden Co. Ltd. (b)	104	4,078
Infosys Technologies Ltd. - ADR (b)	139	4,968
Keyence Corp.	21	4,852
MediaTek Inc.	252	3,318
Nokia Oyj	96	3,036
Taiwan Semiconductor Manufacturing Co. Ltd.	1,036	2,152
		32,969
MATERIALS - 6.4%
Bayer AG	103	8,243
BHP Billiton Ltd. (b)	195	6,390
CRH Plc (b)	104	3,935
Syngenta AG	33	9,768
		28,336
TELECOMMUNICATION SERVICES - 5.2%

America Movil SA de CV - Class L - ADR	125	7,992
China Mobile Ltd.	303	4,508
Telefonica SA	229	6,587
Telekomunikasi Indonesia Tbk PT	3,720	3,900
		22,987
UTILITIES - 1.0%
International Power Plc	592	4,677

Total Common Stocks (cost $408,649)		387,631

PREFERRED STOCKS - 2.3%
CONSUMER DISCRETIONARY - 2.3%
Porsche AG	57	10,458

Total Preferred Stocks (cost $11,719)		10,458

INVESTMENT FUNDS - 1.1%
Indian Fund Inc.	104	4,723

Total Investment Funds (cost $7,136)		4,723

SHORT TERM INVESTMENTS - 29.9%
Mutual Funds - 8.6%
JNL Money Market Fund, 2.72% (a) (h)	38,246	38,246

Securities Lending Collateral - 21.3%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	95,323	95,323

Total Short Term Investments (cost $133,569)		133,569

Total Investments - 120.3% (cost $561,073)		536,381
Other Assets and Liabilities, Net - (20.3%)		(90,376)
Total Net Assets - 100%		$ 446,005

JNL/AIM Large Cap Growth Fund
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 5.2%
Apollo Group Inc. - Class A (b) (c)	62	$ 2,689
AutoZone Inc. (c)	36	4,145
BorgWarner Inc. (b)	81	3,484
Expedia Inc. (b) (c)	177	3,872
Nike Inc. - Class B (b)	149	10,149
		24,339
CONSUMER STAPLES - 5.3%
Cia de Bebidas das Americas - ADR (b)	58	4,363
Diageo Plc	413	8,319
PepsiCo Inc.	113	8,182
Procter & Gamble Co.	57	3,994
		24,858

ENERGY - 7.8%
ENSCO International Inc.	137	8,606
Exxon Mobil Corp.	53	4,525
Marathon Oil Corp.	130	5,918
National Oilwell Varco Inc. (b) (c)	96	5,584
Occidental Petroleum Corp.	121	8,820
Valero Energy Corp.	58	2,867
		36,320
FINANCIALS - 3.8%
Chubb Corp.	74	3,653
Goldman Sachs Group Inc.	23	3,790
Janus Capital Group Inc. (b)	150	3,491
Nasdaq Stock Market Inc. (c)	92	3,547
Unibanco - Uniao de Bancos Brasileiros SA - GDR	30	3,470
		17,951
HEALTH CARE - 16.3%
Baxter International Inc.	197	11,401
Biogen Idec Inc. (c)	99	6,107
Coventry Health Care Inc. (c)	83	3,354
Express Scripts Inc. (c)	157	10,073
Invitrogen Corp. (c)	61	5,214
Johnson & Johnson	92	5,967
McKesson Corp.	140	7,331
Medco Health Solutions Inc. (c)	211	9,252
Merck & Co. Inc.	163	6,184
Teva Pharmaceutical Industries Ltd. - ADR	88	4,080
UnitedHealth Group Inc.	99	3,391
WellPoint Inc. (c)	92	4,062
		76,416
INDUSTRIALS - 20.2%
ABB Ltd.	524	14,063
Boeing Co.	94	6,958
Chicago Bridge & Iron Co. NV - NYS	156	6,124
Deere & Co.	44	3,539
Fluor Corp.	50	7,024
General Dynamics Corp.	93	7,714
Honeywell International Inc.	154	8,662
Lockheed Martin Corp.	187	18,561
McDermott International Inc. (c)	152	8,327
Raytheon Co. (b)	158	10,222
United Technologies Corp.	54	3,742
		94,936
INFORMATION TECHNOLOGY - 28.5%
Accenture Ltd.	413	14,542
Apple Inc. (c)	97	13,895
BMC Software Inc. (b) (c)	186	6,062
Cisco Systems Inc. (c)	428	10,319
DST Systems Inc. (b) (c)	47	3,066
Google Inc. - Class A (c)	10	4,332
Hewlett-Packard Co.	455	20,753

Intel Corp.	155	3,283
International Business Machines Corp.	68	7,810
Juniper Networks Inc. (b) (c)	145	3,635
MEMC Electronic Materials Inc. (b) (c)	69	4,864
Microsoft Corp.	471	13,366
Nokia Oyj - Class A - ADR	292	9,304
Nvidia Corp. (c)	133	2,628
Oracle Corp. (c)	435	8,505
Research In Motion Ltd. (c)	34	3,848
Texas Instruments Inc.	122	3,453
		133,665
MATERIALS - 7.1%
CF Industries Holdings Inc. (b)	39	4,041
Freeport-McMoRan Copper & Gold Inc. (b)	48	4,591
Mosaic Co. (c)	69	7,048
Rio Tinto Plc - ADR (b)	21	8,463
Syngenta AG	31	8,956
		33,099
TELECOMMUNICATION SERVICES - 3.7%
America Movil SA de CV - Class L - ADR	163	10,380
China Mobile Ltd.	475	7,060
		17,440

Total Common Stocks (cost $428,236)		459,024

SHORT TERM INVESTMENTS - 12.3%
Mutual Funds - 1.9%
JNL Money Market Fund, 2.72% (a) (h)	8,695	8,695

Securities Lending Collateral - 10.4%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	48,884	48,884

Total Short Term Investments (cost $57,579)		57,579

Total Investments - 110.2% (cost $485,815)		516,603
Other Assets and Liabilities, Net - (10.2%)		(47,709)
Total Net Assets - 100%		$ 468,894

JNL/AIM Real Estate Fund
COMMON STOCKS - 91.0%
CONSUMER DISCRETIONARY - 1.6%
Starwood Hotels & Resorts Worldwide Inc.	56	$ 2,919

FINANCIALS - 89.4%
Alexandria Real Estate Equities Inc. (b)	47	4,358
AvalonBay Communities Inc. (b)	26	2,538
Big Yellow Group Plc	20	168
Boardwalk Real Estate Investment Trust (b)	11	407
Boston Properties Inc. (b)	30	2,790

Brandywine Realty Trust (b)	148	2,515
BRE Properties Inc. - Class A (b)	93	4,237
Camden Property Trust (b)	108	5,412
CapitaLand Ltd.	13	60
CBL & Associates Properties Inc. (b)	129	3,045
CFS Retail Property Trust	183	363
China Overseas Land & Investment Ltd.	102	188
China Resources Land Ltd.	96	167
Citycon Oyj	37	228
Derwent London PLC	17	509
Developers Diversified Realty Corp. (b)	176	7,388
Digital Realty Trust Inc. (b)	91	3,245
Douglas Emmett Inc. (b)	171	3,779
Equity Residential	203	8,418
Essex Property Trust Inc. (b)	68	7,705
Federal Realty Investors Trust (b)	92	7,187
General Growth Properties Inc. (b)	156	5,943
HCP Inc. (b)	253	8,554
Health Care Real Estate Investment Trust (b)	89	3,994
Host Hotels & Resorts Inc. (b)	408	6,501
Kerry Properties Ltd.	7	42
Kimco Realty Corp. (b)	194	7,611
Land Securities Group Plc	7	204
Macerich Co. (b)	55	3,886
Mid-America Apartment Communities Inc.	48	2,387
Mitsubishi Estate Co. Ltd.	7	170
Nationwide Health Properties Inc.	81	2,727
Norwegian Property ASA	19	165
Primaris Retail Real Estate Investment Trust	12	198
Prologis (b)	134	7,887
Public Storage Inc. (b)	80	7,125
Regal Real Estate Investment Trust	274	63
Shaftesbury Plc	9	100
Simon Property Group Inc. (b)	159	14,773
SL Green Realty Corp. (b)	119	9,679
Unibail-Rodamco	2	386
Unite Group Plc	16	107
Valad Property Group	318	282
Ventas Inc.	179	8,052
Vornado Realty Trust	78	6,759
Washington Real Estate Investment Trust (b)	93	3,108
Workspace Group Plc	24	131
Zhong An Real Estate Ltd. (c)	183	87
		165,628

Total Common Stocks (cost $198,389)		168,547

PREFERRED STOCKS - 4.1%
FINANCIALS - 4.1%
Ashford Hospitality Trust Inc., 8.45%, 07/18/12	14	260

BioMed Realty Trust Inc., 7.38%, 01/18/12	23	506
BRE Properties Inc., 6.75%, 03/15/09	7	143
Corporate Office Property Trust, 8.00% (callable at 25 beginning 08/11/08) (p)	7	175
Developers Diversified Realty Corp., 7.38%, (callable at 25 beginning 07/28/08) (p)	3	62
Duke Realty Corp., 6.50%, Series K (callable at 25 beginning 02/13/09) (p)	12	233
Duke Realty Corp., 6.63%, Series J (callable at 25 beginning 08/25/08) (b) (p)	15	327
Duke Realty Corp., 6.95%, Series M (callable at 25 beginning 01/31/11) (p)	-	7
Duke Realty Corp., 7.25%, Series N (callable at 25 beginning 06/30/11) (b) (p)	28	650
Equity Residential Properties, 6.48%, Series N (callable at 25 beginning 06/19/08) (p)	6	125
First Industrial Realty Trust Inc., 7.25%, Series J (callable at 25 beginning 01/15/11) (p)	16	320
Gramercy Capital Corp., 8.13%, Series A (callable at 25 beginning 04/18/12) (b) (p)	20	365
Hersha Hospitality Trust, 8.00%, Series A (callable at 25 beginning 08/05/10) (p)	5	103
HRPT Properties Trust, Convertible Preferred, 6.50%, 12/31/49	8	152
iStar Financial Inc., 7.88%, Series E (callable at 25 beginning 07/18/08) (p)	5	71
Kimco Realty Corp., 7.75% Series G (callable at 25 beginning 10/10/12) (b) (p)	16	385
LaSalle Hotel Properties, 7.50%, Series D (callable at 25 beginning 08/24/10) (b) (p)	26	555
LaSalle Hotel Properties, 8.00%, Series E (callable at 25 beginning 02/08/11) (b) (p)	14	297
LaSalle Hotel Properties, 7.25%, Series G (callable at 25 beginning 11/17/11) (p)	14	269
Lexington Realty Trust, 7.55%, 02/14/12	16	295
PS Business Parks Inc., 6.70%, 01/17/12	12	244
Public Storage Inc., 6.60%, Series C (callable at 25 beginning 09/13/09) (p)	6	131
Public Storage Inc., 7.25%, Series K (callable at 25 beginning 08/08/11) (p)	10	242
Public Storage Inc., 6.75%, Series L (callable at 25 beginning 10/20/11) (b) (p)	15	322
Public Storage Inc., 6.63%, Series M (callable at 25 beginning 01/09/12) (p)	25	522
Realty Income Corp., 6.75%, Series E (callable at 25 beginning 12/07/11) (p)	15	321
Strategic Hotels & Resorts Inc., 8.25%, Series C (callable at 25 beginning 05/17/11) (p)	12	218
Sunstone Hotel Investors Inc., 8.00%, Series A (callable at 25 beginning 03/17/10) (p)	7	133
Vornado Realty Trust, 7.00%, Series E (callable at 25 beginning 08/20/09) (b) (p)	4	93

Total Preferred Stocks (cost $8,609)		7,526

WARRANTS - 0.0%
China Overseas Land & Investment Ltd. - Warrants (c)	6	2

Total Warrants (cost $0)		2

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.7%
JPMorgan Chase Commercial Mortgage Securities Corp., 5.53%, 04/15/43	600	551
Merrill Lynch Mortgage Trust, 5.14%, 07/12/38	600	524
Morgan Stanley Capital I, 5.78%, 10/15/42 (i)	330	247

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,425)		1,322

SHORT TERM INVESTMENTS - 35.5%
Mutual Funds - 3.5%
JNL Money Market Fund, 2.72% (a) (h)	6,608	6,608

Securities Lending Collateral - 32.0%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	59,204	59,204

Total Short Term Investments (cost $65,812)		65,812

Total Investments - 131.3% (cost $274,235)		243,209
Other Assets and Liabilities, Net - (31.3%)		(58,032)
Total Net Assets - 100%		$ 185,177

JNL/AIM Small Cap Growth Fund
COMMON STOCKS - 95.1%
CONSUMER DISCRETIONARY - 12.4%
Buffalo Wild Wings Inc. (b) (c)	13	$ 309
Choice Hotels International Inc.	11	365
DeVry Inc.	15	633
Dick's Sporting Goods Inc. (b) (c)	11	287
DSW Inc. (b) (c)	24	306
HOT Topic Inc. (c)	43	186
Interface Inc.	31	432
Jack in the Box Inc. (c)	19	519
Live Nation Inc. (b) (c)	19	230
Marvel Entertainment Inc. (b) (c)	17	463
National CineMedia Inc.	20	455
PF Chang's China Bistro Inc. (b) (c)	13	362
Shutterfly Inc. (b) (c)	15	229
Strayer Education Inc.	3	467
Tempur-Pedic International Inc. (b)	11	117
Tenneco Inc. (b) (c)	18	506
Warnaco Group Inc. (c)	14	548
Zumiez Inc. (b) (c)	22	348
		6,762
CONSUMER STAPLES - 3.2%
Church & Dwight Co. Inc. (b)	14	740
Longs Drug Stores Corp.	12	494
Ralcorp Holdings Inc. (c)	9	503
		1,737
ENERGY - 8.1%
Arena Resources Inc. (c)	16	600
Bill Barrett Corp. (b) (c)	14	672
Carrizo Oil & Gas Inc. (c)	13	766
Dril-Quip Inc. (c)	12	564
FMC Technologies Inc. (c)	9	494
Unit Corp. (c)	11	651
Whiting Petroleum Corp. (c)	10	633
		4,380
FINANCIALS - 6.5%
Affiliated Managers Group Inc. (b) (c)	6	582
BioMed Realty Trust Inc. (b)	21	508
East West Bancorp Inc. (b)	13	234
Greenhill & Co. Inc. (b)	8	586
National Financial Partners Corp. (b)	11	257
optionsXpress Holdings Inc.	16	325

ProAssurance Corp. (c)	8	419
RiskMetrics Group Inc. (c)	7	143
Security Capital Assurance Ltd.	18	10
SVB Financial Group (b) (c)	11	479
		3,543
HEALTH CARE - 18.1%
Affymetrix Inc. (b) (c)	19	338
AMAG Pharmaceuticals Inc. (c)	6	232
Athenahealth Inc. (b) (c)	2	40
BioMarin Pharmaceutical Inc. (b) (c)	19	671
Cepheid Inc. (b) (c)	14	333
Chemed Corp.	10	426
Eclipsys Corp. (b) (c)	27	534
Gen-Probe Inc. (c)	8	400
Human Genome Sciences Inc. (c)	25	146
inVentiv Health Inc. (b) (c)	15	440
LifePoint Hospitals Inc. (c)	15	404
Magellan Health Services Inc. (c)	11	431
Medicines Co. (b) (c)	19	379
Mentor Corp. (b)	10	263
Myriad Genetics Inc. (b) (c)	13	540
NuVasive Inc. (b) (c)	18	612
Parexel International Corp. (c)	26	688
Pediatrix Medical Group Inc. (c)	8	570
Sciele Pharma Inc. (b) (c)	22	421
United Therapeutics Corp. (c)	5	413
Varian Inc. (c)	11	652
VCA Antech Inc. (c)	15	423
Wright Medical Group Inc. (b) (c)	20	484
		9,840
INDUSTRIALS - 16.5%
Acuity Brands Inc. (b)	6	273
Advisory Board Co. (c)	6	329
American Commercial Lines Inc. (b) (c)	16	252
Barnes Group Inc.	16	371
Bucyrus International Inc. - Class A	6	607
Ceradyne Inc. (c)	9	291
CoStar Group Inc. (b) (c)	13	560
Dynamic Materials Corp. (b)	11	482
EnergySolutions Inc.	9	205
Forward Air Corp. (b)	14	514
Fuel Tech Inc. (b) (c)	15	301
General Cable Corp. (b) (c)	12	705
HUB Group Inc. - Class A (b) (c)	16	524
Knight Transportation Inc. (b)	29	476
Korn/Ferry International (b) (c)	27	451
Pike Electric Corp. (c)	32	443
Regal-Beloit Corp. (b)	10	360
Tetra Tech Inc. (b) (c)	28	549
TransDigm Group Inc. (c)	13	494

Wabtec Corp.	14	514
WESCO International Inc. (b) (c)	8	303
		9,004
INFORMATION TECHNOLOGY - 23.5%
Ansoft Corp. (c)	16	473
Ansys Inc. (c)	16	549
Bankrate Inc. (b) (c)	10	493
Blackboard Inc. (b) (c)	16	537
Cirrus Logic Inc. (c)	58	388
Cogent Inc. (b) (c)	36	341
Coherent Inc. (c)	17	460
DealerTrack Holdings Inc. (b) (c)	14	285
Diodes Inc. (b) (c)	18	402
Euronet Worldwide Inc. (b) (c)	22	433
FormFactor Inc. (b) (c)	11	209
Global Payments Inc.	8	351
Harmonic Inc. (c)	48	363
Informatica Corp. (c)	27	452
ION Geophysical Corp. (c)	32	435
JDA Software Group Inc. (b) (c)	24	440
Lawson Software Inc. (b) (c)	49	371
Manhattan Associates Inc. (c)	19	436
Micros Systems Inc. (c)	12	416
Microsemi Corp. (b) (c)	23	521
Nice Systems Ltd. - ADR (c)	15	431
Omniture Inc. (b) (c)	9	214
Polycom Inc. (b) (c)	20	457
Power Integrations Inc. (c)	15	436
Silicon Laboratories Inc. (c)	15	483
SRA International Inc. - Class A (c)	17	402
Syntel Inc. (b)	12	332
Tech Data Corp. (c)	14	472
THQ Inc. (b) (c)	22	470
ValueClick Inc. (b) (c)	21	359
Varian Semiconductor Equipment Associates Inc. (c)	15	409
		12,820
MATERIALS - 4.4%
Calgon Carbon Corp. (b) (c)	18	271
Carpenter Technology Corp.	9	500
Eagle Materials Inc. (b)	14	486
Grief Inc.	10	662
Texas Industries Inc. (b)	7	409
Zep Inc.	3	48
		2,376
TELECOMMUNICATION SERVICES - 1.7%
NeuStar Inc. - Class A (b) (c)	18	468
SBA Communications Corp. (b) (c)	16	468
		936
UTILITIES - 0.8%
ITC Holdings Corp.	9	452

Total Common Stocks (cost $52,509)		51,850

SHORT TERM INVESTMENTS - 35.2%
Mutual Funds - 4.6%
JNL Money Market Fund, 2.72% (a) (h)	2,484	2,484

Securities Lending Collateral - 30.6%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	16,651	16,651

Total Short Term Investments (cost $19,135)		19,135

Total Investments - 130.4% (cost $71,644)		70,985
Other Assets and Liabilities, Net - (30.4%)		(16,529)
Total Net Assets - 100%		$ 54,456

JNL/Capital Guardian Global Balanced Fund
COMMON STOCKS - 61.7%
CONSUMER DISCRETIONARY - 6.4%
Accor SA (b)	5	$ 358
Benesse Corp.	9	401
Best Buy Co. Inc.	16	655
Coach Inc. (c)	13	383
Comcast Corp. - Class A (b)	21	400
Compagnie Financiere Richemont AG	6	320
Compagnie Generale des Etablissements Michelin	2	209
Continental AG	5	520
Daimler AG	7	607
FUJIFILM Holdings Corp. (b)	10	365
Gildan Activewear Inc. (c)	9	355
HanesBrands Inc. (c)	6	164
Home Depot Inc.	19	543
Inditex SA	5	294
Las Vegas Sands Corp. (b) (c)	2	169
Lowe's Cos. Inc.	38	867
Marks & Spencer Group Plc	36	279
McDonald's Corp.	5	279
News Corp. Inc. - Class A	16	298
Nissan Motor Co. Ltd.	29	242
PagesJaunes Groupe SA (b)	14	249
Persimmon Plc	13	190
Shangri-La Asia Ltd.	88	237
Shimamura Co. Ltd. (b)	4	300
Sony Corp. (b)	8	299
Suzuki Motor Corp.	11	278
Target Corp.	30	1,531
Time Warner Inc.	115	1,609
Urban Outfitters Inc. (c)	18	549
Vivendi Universal SA	4	156

Walt Disney Co.	14	430
Yamada Denki Co. Ltd. (b)	3	258
Yell Group Plc (b)	52	157
		13,951
CONSUMER STAPLES - 4.2%
AEON Co. Ltd. (b)	29	340
Altria Group Inc.	9	204
Cia de Bebidas das Americas - ADR	6	366
Coca-Cola Amatil Ltd.	44	339
Coca-Cola Co.	5	274
Colruyt SA	1	309
Energizer Holdings Inc. (c)	2	208
Groupe Danone (b)	8	715
IOI Corp.	91	202
L'Oreal SA (b)	8	1,003
Nestle SA	3	1,289
PepsiCo Inc.	2	166
Pernod-Ricard SA (b)	1	93
Philip Morris International Inc. (c)	9	465
SABMiller Plc	51	1,126
Shoppers Drug Mart Corp.	6	283
Symrise AG (c)	18	460
Tesco Plc	60	448
Unilever NV	16	548
Wal-Mart de Mexico SAB de CV	85	357
		9,195
ENERGY - 5.9%
Baker Hughes Inc.	5	322
Banpu Public Co. Ltd.	21	281
BJ Services Co.	49	1,388
BP Plc	47	481
Cameco Corp.	9	307
Canadian Natural Resources Ltd.	24	1,664
China Shenhua Energy Co. Ltd.	72	289
ConocoPhillips	3	259
EnCana Corp.	9	709
Gazprom OAO - ADR	14	729
Idemitsu Kosan Co. Ltd.	4	302
OAO Gazprom - ADR	6	306
Polski Koncern Naftowy ORLEN SA (c)	34	601
Royal Dutch Shell Plc - Class A	40	1,364
Schlumberger Ltd.	17	1,436
Suncor Energy Inc.	7	657
Tenaris SA - ADR (b)	4	179
TMK OAO - GDR (b)	7	215
Total SA	8	587
Transocean Inc. (c)	3	417
Weatherford International Ltd. (c)	4	311
		12,804
FINANCIALS - 10.5%

AFLAC Inc.	9	578
Akbank T.A.S. - ADR (b)	12	101
Allianz AG	4	872
American International Group Inc.	13	558
AXA SA (b)	9	319
Banco Bilbao Vizcaya Argentaria SA	48	1,059
Banco Santander SA	25	500
Bank Hapoalim BM	43	168
Bank Mandiri Persero Tbk PT	716	245
Bank Muscat SAOG - GDR	22	451
Bank of America Corp.	10	372
Bank of East Asia Ltd.	92	458
Bank of Nova Scotia (b)	3	118
Bank of Yokohama Ltd.	39	265
Berkshire Hathaway Inc. - Class A (c)	-	534
BNP Paribas (b)	13	1,321
Bumiputra-Commerce Holdings Berhad	123	382
China Construction Bank Corp. (b)	282	211
China Overseas Land & Investment Ltd.	72	133
Commercial International Bank - GDR	17	267
Credit Saison Co. Ltd. (b)	6	178
Deutsche Bank AG	4	396
DLF Ltd.	28	443
Fifth Third Bancorp (b)	8	157
Goldman Sachs Group Inc.	7	1,075
Grupo Financiero Inbursa SA	219	656
HBOS Plc	26	287
HSBC Holdings Plc	34	563
Hudson City Bancorp Inc.	18	311
Hypo Real Estate Holding AG	3	75
Industrial & Commercial Bank of China	348	242
ING Groep NV	7	262
Irish Life & Permanent Plc	13	250
JPMorgan Chase & Co.	27	1,142
Lehman Brothers Holdings Inc. (b)	11	410
Lloyds TSB Group Plc	25	227
Macquarie Group Ltd. (b)	5	227
Maiden Holdings Ltd. (e) (f) (t)	7	52
Mitsubishi UFJ Financial Group Inc. (b)	41	353
Mizuho Financial Group Inc. (b)	-	183
Nomura Holdings Inc.	64	958
Onex Corp.	4	120
ORIX Corp.	7	965
Power Corp. of Canada (b)	7	215
Progressive Corp.	15	235
QBE Insurance Group Ltd.	12	242
Sberbank - GDR	1	267
Sino Land Co.	32	69
SLM Corp. (c)	22	333
Sony Financial Holdings Inc.	-	202

SP Setia Berhad	86	100
Standard Chartered Plc	8	256
Sumitomo Mitsui Financial Group Inc. (b)	-	856
Swire Pacific Ltd.	10	113
Swiss Reinsurance	11	985
Wachovia Corp.	16	440
Washington Mutual Inc. (b)	6	65
		22,822
HEALTH CARE - 4.9%
Abbott Laboratories	19	1,070
Allergan Inc.	4	220
Baxter International Inc.	18	1,064
Cerner Corp. (b) (c)	9	343
Forest Laboratories Inc. (c)	13	508
Genentech Inc. (c)	22	1,786
ImClone Systems Inc. (c)	13	556
Nobel Biocare Holding AG (b)	2	449
Novartis AG	12	620
Novo-Nordisk A/S - Class B	5	356
Roche Holding AG (b)	8	1,515
Sanofi-Aventis (b)	5	338
Sepracor Inc. (b) (c)	5	88
Smith & Nephew Plc	22	286
Synthes Inc.	2	308
Teva Pharmaceutical Industries Ltd. - ADR	6	295
UCB SA	6	194
UnitedHealth Group Inc.	19	645
		10,641
INDUSTRIALS - 5.6%
Adecco SA	4	225
BAE Systems Plc	168	1,622
Boeing Co.	13	997
China Communications Constructions Co. Ltd.	95	210
Danaher Corp. (b)	7	525
Deutsche Post AG	6	180
Empresa Brasileira de Aeronautica SA (e) (t)	23	230
Fanuc Ltd.	7	704
FedEx Corp.	4	398
Fluor Corp.	7	1,045
General Electric Co.	18	655
Illinois Tool Works Inc. (b)	9	444
Kone Oyj	7	295
Mitsubishi Corp. (b)	11	344
Mitsui & Co. Ltd. (b)	11	223
Orascom Construction Industries - GDR (e) (t)	4	649
Ryanair Holdings Plc - ADR (b) (c)	7	187
Schneider Electric SA (virt-x)	1	186
Siemens AG	4	423
SMC Corp. (b)	3	358
Sumitomo Corp. (b)	17	224

Suzlon Energy Ltd. (c)	30	197
Tata Motors Ltd.	9	136
Toll Holdings Ltd.	22	201
TOTO Ltd. (b)	25	237
Tyco International Ltd.	5	202
United Parcel Service Inc. - Class B	2	138
Wienerberger AG	5	249
Yamato Transport Co. Ltd. (b)	49	717
		12,201
INFORMATION TECHNOLOGY - 9.7%
Adobe Systems Inc. (c)	15	520
Advanced Micro Devices Inc. (b) (c)	14	83
Advantest Corp. (b)	10	254
Agilent Technologies Inc. (c)	7	215
Altera Corp.	7	135
Apple Inc. (c)	5	775
ARM Holdings Plc (b)	104	182
Canon Inc.	15	677
Ciena Corp. (b) (c)	18	561
Cisco Systems Inc. (c)	55	1,318
Citizen Watch Co. Ltd. (b)	42	356
Corning Inc.	17	411
Elpida Memory Inc. (b) (c)	12	410
Flextronics International Ltd. (c)	12	108
Genpact Ltd. (c)	17	211
Google Inc. - Class A (c)	4	1,630
High Tech Computer Corp. - GDR	9	770
HON HAI Precision Industry Co. Ltd. - GDR	13	146
HON HAI Precision Industry Co. Ltd. - GDR	57	641
Hoya Corp. (b)	21	484
Intel Corp.	15	320
Jabil Circuit Inc.	9	87
KLA-Tencor Corp.	5	178
Microsoft Corp.	31	880
Nintendo Co. Ltd. (b)	4	2,114
Nokia Oyj	6	187
Oracle Corp. Japan (b)	6	255
Paychex Inc.	13	442
Polycom Inc. (c)	8	180
QUALCOMM Inc.	24	980
Research In Motion Ltd. (c)	2	169
Samsung Electronics Co. Ltd. - GDR (e) (u)	3	993
SanDisk Corp. (c)	23	512
SAP AG	5	253
Seagate Technology Inc.	19	400
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	79	810
Telefonaktiebolaget LM Ericsson - ADR (b)	1	22
Telefonaktiebolaget LM Ericsson - Class B (b)	113	222
Toshiba Corp. (b)	60	401
Trend Micro Inc. (b)	11	431

Visa Inc. - Class A (c)	2	99
Yahoo! Inc. (c)	27	766
Yahoo! Japan Corp. (b)	1	424
		21,012
MATERIALS - 9.1%
Allegheny Technologies Inc.	15	1,063
Ambuja Cements Ltd. - GDR	52	153
Amcor Ltd.	70	455
Barrick Gold Corp.	70	3,020
Bayer AG	5	417
Cemex SA de CV - ADR (c)	12	303
China Molybdenum Co. Ltd. (c)	127	140
Cleveland-Cliffs Inc. (b)	9	1,042
CRH Plc	23	890
EI Du Pont de Nemours & Co.	9	430
Eurasian Natural Resources Corp. (c)	13	252
Freeport-McMoRan Copper & Gold Inc.	3	279
Givaudan SA (b)	1	815
Holcim Ltd.	11	1,145
Inmet Mining Corp.	3	234
Lafarge SA (b)	2	296
Monsanto Co.	5	502
Potash Corp.	26	3,962
Praxair Inc.	4	303
Rhodia SA (c)	17	402
Rio Tinto Plc	17	1,776
Severstal OAO - GDR	15	330
Stillwater Mining Co. (b) (c)	7	110
Sumitomo Chemical Co. Ltd. (b)	75	480
Umicore	6	312
Uralkali - GDR (c)	12	500
		19,611
TELECOMMUNICATION SERVICES - 4.7%
America Movil SA de CV - Class L - ADR	7	439
American Tower Corp. (c)	7	290
AT&T Inc.	28	1,061
Bouygues (b)	19	1,218
Level 3 Communications Inc. (b) (c)	166	353
Mobile Telesystems - ADR	1	106
MTN Group Ltd.	9	136
NTT DoCoMo Inc. (b)	-	454
Orascom Telecom Holding SAE - GDR	7	462
Royal KPN NV	14	238
Singapore Telecommunications Ltd. (e) (t)	104	295
SoftBank Corp. (b) (c)	89	1,613
Swisscom AG	1	411
Telefonos de Mexico SAB de CV - ADR	3	98
Telekom Austria AG	15	308
Telekomunikasi Indonesia Tbk PT	431	452
Telenor ASA (c)	37	712

TIM Participacoes SA		134	435
Time Warner Telecom Inc. - Class A (c)		46	707
Vodafone Group Plc		109	328
			10,116
UTILITIES - 0.7%
Enersis SA - ADR		1	23
Scottish & Southern Energy Plc		15	404
Veolia Environnement		14	990
			1,417

Total Common Stocks (cost $141,068)			133,770

PREFERRED STOCKS - 0.2%
FINANCIALS - 0.2%
UniCredito Italiano Capital Trust, 4.03% (callable at 100 beginning 10/27/15) (p)		100	123
Washington Mutual Inc., Convertible Preferred, 7.75%, 12/31/49		-	284
			407
INFORMATION TECHNOLOGY - 0.0%
ASAT Holdings Ltd., 13.00% (f)		1	-

Total Preferred Stocks (cost $531)			407

WARRANTS - 0.0%
ASAT Holdings Ltd. 07/24/11 (c) (f)		-	-

Total Warrants (cost $0)			-

CORPORATE BONDS AND NOTES - 4.5%
CONSUMER DISCRETIONARY - 0.4%
Charter Communications Operating LLC, 8.38%, 04/30/14 (e) (t)		$ 200	180
DaimlerChrysler NA Holding Corp., 4.25%, 10/04/11	EUR	200	309
Michaels Stores Inc., 10.00%, 11/01/14 (b)		125	109
Time Warner Inc., 5.88%, 11/15/16		250	238
Univision Communications Inc., 9.75%, 03/15/15 (b) (e) (t)		200	121
			957
ENERGY - 0.4%
Evergreen Energy Inc., 8.00%, 08/01/12 (e) (t)		60	38
Gaz Capital SA, 6.21%, 11/22/16		300	278
Gaz Capital SA, 6.51%, 03/07/22 (e) (t)		400	357
Kinder Morgan Energy Partners LP, 5.13%, 11/15/14		250	245
			918
FINANCIALS - 1.9%
Bank of Scotland Plc, 4.38%, 07/13/16	EUR	250	382
Barclays Bank Plc, 4.75% (callable at 100 beginning 03/15/20) (p)	EUR	150	148
Eurohypo AG, 4.50%, 01/21/13 (e) (u)	EUR	100	161
Ford Motor Credit Co., 8.63%, 11/01/10		100	87
General Motors Acceptance Corp., 5.85%, 01/14/09 (b)		150	140
iStar Financial Inc., 5.85%, 03/15/17		350	242
Lehman Brothers Holdings Inc., 6.75%, 12/28/17		150	144

Liberty Mutual Group Inc., 7.50%, 08/15/36 (e) (t)		250	237
Nielsen Finance LLC, 10.00%, 08/01/14		100	100
Rodamco Europe NV, 3.75%, 12/12/12	EUR	200	288
Schwab Capital Trust, 7.50%, 11/15/37 (c)		300	279
Stadshypotek AB, 6.00%, 12/16/09	SEK	3,000	517
Standard Chartered Bank, 6.40%, 09/26/17 (e) (t)		150	156
Sumitomo Mitsui Banking Corp., 4.38%, 10/27/14	EUR	200	305
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	150	235
UniCredito Luxemburg Finance, 6.00%, 10/31/17 (e) (t)		150	149
Wells Fargo Bank, 4.75%, 02/09/15		250	243
Westfield Financial Inc., 5.50%, 06/27/17	GBP	150	253
			4,066
HEALTH CARE - 0.3%
AstraZeneca Plc, 5.90%, 09/15/17		250	264
Schering-Plough Corp., 5.38%, 10/01/14	EUR	250	374
			638
INDUSTRIALS - 0.1%
General Electric Co., 5.00%, 02/01/13		200	207

INFORMATION TECHNOLOGY - 0.1%
NXP BV, 7.88%, 10/15/14		200	183

MATERIALS - 0.1%
Bayer AG, 5.00%, 07/29/2105	EUR	200	272

TELECOMMUNICATION SERVICES - 0.6%
AT&T Wireless Services Inc., 8.13%, 05/01/12		250	280
British Telecommunications Plc, 8.63%, 03/26/20	GBP	100	219
Deutsche Telekom International Finance BV, 8.13%, 05/29/12	EUR	200	343
France Telecom SA, 7.75%, 03/01/11		150	163
France Telecom SA, 7.50%, 03/14/11	GBP	150	313
			1,318
TELECOMMUNICATIONS - 0.1%
Royal KPN NV, 4.75%, 01/17/17	EUR	200	278

UTILITIES - 0.5%
Abu Dhabi National Energy Co., 6.17%, 10/25/17		300	294
AES Panama SA, 6.35%, 12/12/16 (e) (t)		300	305
Edison Mission Energy, 7.50%, 06/15/13		100	103
Veolia Environnement, 4.88%, 05/28/13	EUR	200	311
			1,013

Total Corporate Bonds and Notes (cost $10,090)			9,850

GOVERNMENT AND AGENCY OBLIGATIONS - 26.5%
GOVERNMENT SECURITIES - 23.8%
Sovereign - 16.8%
Brazil Notas do Tesouro Nacional Series B, 6.00%, 05/15/45	BRL	120	107
Brazilian Government International Bond, 8.00%, 01/15/18		50	56
Brazilian Government International Bond, 11.00%, 08/17/40		100	134
Bundesrepublic Deutschland, 4.50%, 07/04/09	EUR	800	1,274

Bundesrepublik Deutschland, 4.00%, 01/04/18	EUR	3,600	5,720
Canadian Government Bond, 4.50%, 06/01/15	CAD	600	633
Deutschland Republic, 5.25%, 01/04/11	EUR	500	825
France Government Bond, 5.00%, 10/25/11	EUR	325	534
France Government Bond, 4.75%, 04/25/35	EUR	600	961
Gabonese Republic, 8.20%, 12/12/17		100	105
Germany Sovereign Bond, 3.25%, 07/04/15	EUR	1,000	1,523
Indonesia Government International Bond, 8.50%, 10/12/35		100	113
Israel Government Bond, 6.50%, 01/31/16	ILS	2,500	755
Japan Government Bond, 0.90%, 12/22/08	JPY	165,000	1,658
Japan Government Bond, 1.50%, 09/20/14	JPY	290,000	3,031
Japan Government Bond, 2.30%, 12/20/35	JPY	50,000	494
Malaysia Government Bond, 3.77%, 04/28/11	MYR	1,500	473
Malaysia Government Bond, 3.72%, 06/15/12	MYR	2,500	789
Mexican Bonos, 10.00%, 12/05/24	MXN	11,000	1,273
Mexico Government International Bond, 6.63%, 03/03/15		190	212
Mexico Government International Bond, 5.63%, 01/15/17 (b)		210	221
Netherlands Government Bond, 3.25%, 07/15/15	EUR	1,050	1,592
Norway Government Bond, 6.50%, 05/15/13	NOK	1,250	269
Poland Government Bond, 6.00%, 11/24/10	PLN	2,500	1,119
Poland Government Bond, 5.75%, 09/23/22	PLN	150	66
Queensland Treasury Corp., 6.00%, 10/14/15	AUD	1,250	1,098
Republic of Columbia, 12.00%, 10/22/15	COP	186,000	106
Republic of Columbia, 7.38%, 09/18/37		200	215
Republic of Deutschland, 3.75%, 07/04/13	EUR	500	795
Republic of Deutschland, 4.25%, 07/04/14	EUR	1,200	1,950
Russia Government International Bond, 7.50%, 03/31/30		296	340
Singapore Government Bond, 3.13%, 02/01/11	SGD	2,000	1,534
Spanish Government Bond, 4.40%, 01/31/15	EUR	900	1,458
Sweden Government Bond, 5.00%, 01/28/09	SEK	3,350	567
Sweden Government Bond, 6.75%, 05/05/14 (b)	SEK	2,550	495
Turkey Government International Bond, 10.00%, 02/15/12	TRY	125	101
Turkey Government International Bond, 6.75%, 04/03/18		100	99
United Kingdom Treasury Bond, 4.00%, 09/07/16	GBP	1,125	2,202
United Kingdom Treasury Bond, 8.75%, 08/25/17	GBP	300	794
United Kingdom Treasury Bond, 4.25%, 03/07/36	GBP	300	582
			36,273
U.S. Treasury Securities - 7.0%
U.S. Treasury Bond, 7.50%, 11/15/16 (b)		2,300	3,004
U.S. Treasury Bond, 4.50%, 02/15/36 (b)		750	775
U.S. Treasury Note, 4.50%, 02/28/11 (b)		2,000	2,155
U.S. Treasury Note, 3.88%, 02/15/13 (b)		600	640
U.S. Treasury Note, 4.25%, 08/15/13 (b)		1,900	2,068
U.S. Treasury Note, 4.25%, 11/15/13 (b)		6,050	6,603
			15,245
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.7%
Federal National Mortgage Association - 2.7%
Federal National Mortgage Association, 5.50%, 03/01/37		1,393	1,407
Federal National Mortgage Association, 6.00%, 10/01/37		2,872	2,945
Federal National Mortgage Association, 6.50%, 11/01/37		1,419	1,472

		5,824

Total Government and Agency Obligations (cost $54,537)		57,341
SHORT TERM INVESTMENTS - 25.4%
Mutual Funds - 4.9%
JNL Money Market Fund, 2.72% (a) (h)	10,581	10,581

Securities Lending Collateral - 20.5%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	44,393	44,393

Total Short Term Investments (cost $54,974)		54,974

Total Investments - 118.3% (cost $261,200)		256,343
Other Assets and Liabilities, Net - (18.3%)		(39,622)
Total Net Assets - 100%		$ 216,721

JNL/Capital Guardian Global Diversified Research Fund
COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 14.7%
Accor SA (b)	19	$ 1,380
Best Buy Co. Inc. (b)	54	2,239
Billabong International Ltd. (b)	108	1,287
Compagnie Financiere Richemont AG	44	2,440
Continental AG	34	3,477
Daimler AG	39	3,300
FUJIFILM Holdings Corp. (b)	49	1,718
Las Vegas Sands Corp. (b) (c)	29	2,158
McDonald's Corp.	53	2,950
Peugeot SA (b)	48	3,698
Suzuki Motor Corp.	47	1,178
Target Corp.	46	2,341
Time Warner Inc.	158	2,214
Walt Disney Co.	63	1,974
Yamada Denki Co. Ltd. (b)	15	1,294
		33,648
CONSUMER STAPLES - 5.8%
Koninklijke Ahold NV (c)	160	2,370
L'Oreal SA (b)	19	2,400
PepsiCo Inc.	22	1,552
SABMiller Plc	177	3,869
Unilever Plc	89	3,005
		13,196
ENERGY - 11.2%
Baker Hughes Inc.	25	1,713
Banpu Public Co. Ltd.	200	2,637
BJ Services Co.	57	1,619
Canadian Natural Resources Ltd.	20	1,355
ConocoPhillips	31	2,340
Gazprom OAO - ADR	62	3,167

Polski Koncern Naftowy ORLEN SA - GDR (b) (c)	32	1,145
Royal Dutch Shell Plc - Class A (b)	104	3,605
Schlumberger Ltd.	21	1,818
Total SA (b)	47	3,453
Weatherford International Ltd. (c)	37	2,660
		25,512
FINANCIALS - 16.5%
AFLAC Inc.	13	825
Allianz AG	4	872
AXA SA (b)	35	1,269
Banco Bilbao Vizcaya Argentaria SA	100	2,198
BNP Paribas (b)	32	3,228
Capital One Financial Corp. (b)	28	1,354
Goldman Sachs Group Inc.	27	4,499
HBOS Plc	100	1,116
Industrial & Commercial Bank of China	5,216	3,633
ING Groep NV	43	1,618
JPMorgan Chase & Co.	71	3,037
Lehman Brothers Holdings Inc. (b)	58	2,164
Nomura Holdings Inc.	157	2,347
ORIX Corp.	28	3,828
Royal Bank of Scotland Group Plc	387	2,590
Wachovia Corp.	39	1,040
Wells Fargo & Co.	75	2,190
		37,808
HEALTH CARE - 10.7%
Abbott Laboratories	87	4,798
Baxter International Inc.	37	2,145
Genentech Inc. (c)	37	2,971
Medtronic Inc.	51	2,448
Millennium Pharmaceuticals Inc. (c)	122	1,891
Roche Holding AG (b)	30	5,724
Sepracor Inc. (b) (c)	48	931
UnitedHealth Group Inc.	104	3,573
		24,481
INDUSTRIALS - 9.5%
BAE Systems Plc	251	2,419
Boeing Co.	21	1,532
Danaher Corp.	28	2,129
FedEx Corp.	24	2,243
Fluor Corp.	21	2,950
Illinois Tool Works Inc. (b)	53	2,537
Mitsui & Co. Ltd. (b)	66	1,337
Orascom Construction Industries - GDR (b)	14	2,097
Ryanair Holdings Plc - ADR (b) (c)	64	1,804
Toll Holdings Ltd.	133	1,218
United Technologies Corp.	13	881
Wienerberger AG	13	665
		21,812
INFORMATION TECHNOLOGY - 10.8%

Cisco Systems Inc. (c)	69	1,672
Google Inc. - Class A (c)	5	2,334
High Tech Computer Corp. - GDR	46	4,131
Micron Technology Inc. (c)	371	2,217
Microsoft Corp.	56	1,601
Nintendo Co. Ltd. (b)	7	3,558
QUALCOMM Inc.	72	2,948
SAP AG	30	1,476
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	217	2,233
Telefonaktiebolaget LM Ericsson - Class B (b)	1,263	2,478
		24,648
MATERIALS - 9.6%
Barrick Gold Corp.	12	508
Barrick Gold Corp. (b)	54	2,352
Bayer AG	30	2,396
BHP Billiton Plc	102	3,026
CRH Plc	85	3,216
Holcim Ltd.	11	1,106
Potash Corp.	16	2,517
Praxair Inc.	37	3,150
Rio Tinto Plc	35	3,657
		21,928
TELECOMMUNICATION SERVICES - 5.5%
America Movil SA de CV - Class L - ADR	53	3,376
AT&T Inc.	85	3,267
Royal KPN NV	121	2,037
SoftBank Corp. (b) (c)	108	1,965
Telekomunikasi Indonesia Tbk PT	1,955	2,049
		12,694
UTILITIES - 1.4%
Scottish & Southern Energy Plc	34	936
Veolia Environnement	32	2,225
		3,161

Total Common Stocks (cost $231,585)		218,888

PREFERRED STOCKS - 0.8%
FINANCIALS - 0.8%
Washington Mutual Inc., Convertible Preferred, 7.75%, 12/31/49	3	1,775

Total Preferred Stocks (cost $2,452)		1,775

SHORT TERM INVESTMENTS - 22.0%
Mutual Funds - 2.5%
JNL Money Market Fund, 2.72% (a) (h)	5,803	5,803

Securities Lending Collateral - 19.5%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	44,553	44,553

Total Short Term Investments (cost $50,356)		50,356

Total Investments - 118.5% (cost $284,393)		271,019
Other Assets and Liabilities, Net - (18.5%)		(42,234)
Total Net Assets - 100%		$ 228,785

JNL/Capital Guardian International Small Cap Fund
COMMON STOCKS - 89.1%
CONSUMER DISCRETIONARY - 17.7%
ABC-Mart Inc. (b)	25	$ 599
Alexon Group Plc	71	133
Banyan Tree Holdings Ltd.	114	113
Bellway Plc	5	89
Bloomsbury Publishing Plc	122	402
BMTC Group Inc. - Class A	4	74
Bovis Homes Group Plc	7	82
Burani Designer Holding N.V. (c)	23	209
Centaur Media Plc	50	77
Cheil Communications Inc.	1	267
DCM Japan Holdings Co. Ltd.	24	118
Dufry South America Ltd. (c)	34	621
ElringKlinger AG	13	1,486
Exedy Corp. (b)	22	638
Fairpoint Group Plc	75	149
First Juken Co. Ltd.	15	63
Forzani Group Ltd.	5	77
Future Plc	119	67
Gaming VC Holdings SA	35	118
GCAP Media Plc	49	192
Halfords Group Plc	31	172
Hankook Tire Co. Ltd.	34	543
Honeys Co. Ltd. (b)	24	413
JB Hi-Fi Ltd.	29	239
Kingdom Hotel Investments - GDR (c)	28	200
Le Chateu Inc.	19	227
Marisa SA (c)	10	31
Nexity	5	223
Nishimatsuya Chain Co. Ltd.	16	188
Proto Corp.	18	433
Rieter Holding AG	-	140
Rodriguez Group (c)	9	177
SAF-Holland SA (c)	22	360
Sogefi SpA	11	98
Sportech Plc (c)	35	52
Taylor Nelson Sofres Plc	30	93
Tecmo Ltd.	35	360
Tod's SpA (b)	10	610
UTV Media Plc	26	119
Wotif.com Holdings Ltd.	125	516

Xebio Co.. Ltd. (b)	32	819
Zenrin Co. Ltd. (b)	21	425
		12,012
CONSUMER STAPLES - 5.0%
Clarins SA	7	495
Cloetta Fazer AB	5	198
Davide Campari-Milano SpA	116	1,124
Drogasil SA	50	373
Hellenic Duty Free Shops SA	17	304
Marr SpA	7	78
Nippon Suisan Kaisha Ltd. (b)	15	56
Saskatchewan Wheat Pool (c)	9	123
Sundrug Co. Ltd. (b)	4	121
Tassal Group Ltd.	237	495
		3,367
ENERGY - 5.1%
CIC Energy Corp. (c)	21	341
Dockwise Ltd. (c)	200	517
First Calgary Petroleums Ltd. (c)	20	55
Flex LNG Ltd. (c)	29	202
Premier Oil Plc (c)	18	484
Straits Asia Resources Ltd.	311	734
UEX Corp. (c)	247	977
Vermilion Energy Trust	4	143
		3,453
FINANCIALS - 8.5%
Ascendas India Trust	521	394
CapitaRetail China Trust	404	382
Direct Wonen NV	210	175
E-L Financial Corp. Ltd.	1	256
Espirito Santo Financial Group SA (b)	16	416
Great Eagle Holdings Co.	80	217
Interhyp AG	2	161
Iwai Securities Co. Ltd.	35	410
Kagawa Bank Ltd.	51	318
Korean Reinsurance Co. (c)	56	575
Liontrust Asset Management Plc	34	161
Mah Sing Group Berhad	206	90
Orco Property Group	4	341
Risa Partners Inc.	-	598
Saxon Financial Inc.	6	91
Shaftesbury Plc	13	143
Sparebanken Midt-Norge (b)	37	372
Sparebanken Nord-Norge	17	335
Sumitomo Real Estate Sales Co. Ltd.	2	54
Sun Frontier Fudousan Co. Ltd.	-	12
Tokyo Tomin Bank Ltd.	13	276
		5,777
HEALTH CARE - 8.1%
As One Corp.	15	351

Genmab A/S (b) (c)	15	752
MANI Inc. (b)	19	1,308
Nakanishi Inc.	13	1,287
Nestor Healthcare Group Plc	160	138
Omega Pharma SA	13	612
Pharmstandard OJSC - GDR (c)	19	442
Sysmex Corp. (b)	12	433
Theratechnologies Inc. (c)	29	199
		5,522
INDUSTRIALS - 16.6%
Brunel International NV	30	764
Cosel Co. Ltd. (b)	6	67
Emeco Holdings Ltd. (b)	245	180
Glory Ltd. (b)	19	406
Grafton Group Plc (c)	17	156
Grupo Aeroportuario del Centro Norte Sab de CV - ADR	3	60
Hansen Transmissions International NV (c)	72	281
Harmonic Drive Systems Inc.	-	107
Ihara Science Corp.	26	198
Iino Kaiun Kaisha Ltd.	7	68
Kaba Holding AG	1	321
Kintetsu World Express Inc. (b)	6	140
Kokusai Co. Ltd.	22	228
Kyokuto Kaihatsu Kogyo Co. Ltd.	15	84
Lindab International AB	17	418
Marazzi Group SpA	29	243
Mecachrome International Inc. (c)	32	299
MISUMI Group Inc. (b)	33	579
Miura Co. Ltd. (b)	28	638
NovaCast AB - Class B (c)	34	174
OPD Group PLC	19	65
Pfleiderer AG (b)	35	877
Pronexus Inc.	49	397
Robert Walters Plc	61	210
Sagami Railway Co. Ltd.	62	252
Sato Corp.	17	210
Seco Tools AB - Class B	16	309
Seek Ltd. (b)	258	1,245
Seoul Semiconductor Co.	8	160
Simrad Optronics ASA (b) (c)	177	235
Spirax-Sarco Engineering Plc	17	351
Telegate AG	20	314
Titan Europe Plc	30	71
Tocalo Co. Ltd.	40	634
Trafficmaster Plc (c)	82	63
Trancom Co. Ltd.	14	194
Uponor Oyj	8	182
Vitran Corp. Inc. (c)	5	69
		11,249
INFORMATION TECHNOLOGY - 8.8%

Abacus Group Plc	74	68
Acal Plc	33	106
Amano Corp.	26	268
Aveva Group Plc	7	160
Boewe Systec AG	6	189
COM DEV International Ltd. (c)	94	352
CSR Plc (c)	35	226
Dai-ichi Seiko Co. Ltd.	2	27
Dialong Semiconductor Plc (c)	90	178
Disco Corp.	2	82
Filtronic Plc (c)	53	182
Halma Plc	30	113
Hamamatsu Photonics KK (b)	9	257
Icom Inc. (b)	19	457
Lasertec Corp.	15	201
Micronics Japan Co. Ltd.	20	640
Morse Plc	63	78
Mosaid Technologies Inc.	8	133
Nippon Ceramic Co. Ltd. (b)	3	25
Premier Farnell Plc	129	455
Pure Wafer Plc (c)	35	26
Rotork Plc	17	357
Sandvine Corp. (c)	19	32
Sandvine Corp. (c)	125	213
Sepura Ltd. (c)	167	262
Sumco Techxiv Corp.	7	177
Temenos Group AG (c)	11	291
Thomson Intermedia Plc (c)	45	30
Wacom Co. Ltd. (b)	-	106
Yamatake Corp. (b)	7	196
Zetex Plc	92	79
		5,966
MATERIALS - 18.1%
Aricom Plc (c)	1,128	1,645
Banro Corp. (c)	36	293
Delta Plc	92	171
Farallon Resources Ltd. (c)	473	364
Ferrexpo Plc (c)	17	123
Fronteer Development Group Inc. (c)	63	313
Frontera Copper Corp. (c)	59	301
Fuji Seal International Inc.	4	60
Gem Diamonds Ltd. (c)	13	226
Great Basin Gold Ltd. (c)	187	679
Gunns Ltd. (b)	437	1,251
Katanga Mining Ltd. (c)	46	703
Kyoei Steel Ltd.	11	299
Labrador Iron Mines Holdings Ltd. (c)	22	102
Labrador Iron Ore Royalty Trust (b)	15	798
MagIndustries Corp. (c)	100	219
Mayr-Melnhof Karton AG	1	91

Minefinders Corp. Ltd. (b) (c)	24	287
M-Real OYJ - Class B	31	103
Namakwa Diamonds Ltd. (c)	104	351
Nihon Parkerizing Co. Ltd.	8	107
North American Palladium Ltd. (c)	56	317
Petaquilla Copper Ltd. (b) (c)	210	358
Platmin Ltd. (c)	80	558
Potash One Inc. (c)	38	131
Red Back Mining Inc. (c)	77	526
Resin Systems Inc. (c)	451	466
Steico AG (c)	6	84
Stornoway Diamond Corp. (c)	146	65
Sungshin Cement Co. Ltd. (c)	36	394
TEAL Exploration & Mining Inc. (c)	32	109
Western Goldfields Inc. (c)	171	533
Whitemud Resources Inc. (c)	32	250
		12,277
TELECOMMUNICATIONS - 0.4%
Spirent Communications Plc (c)	194	244

UTILITIES - 0.8%
Canadian Hydro Developers Inc. (c)	50	318
Emp Distribuidora y Comercializadora Norta SA - ADR (c)	7	139
Okinawa Electric Power Co. Inc.	3	110
		567

Total Common Stocks (cost $69,721)		60,434

WARRANTS - 1.0%
Aricom Plc, Strike 0.80, 05/06/10 (c)	153	73
Petaquilla Copper Ltd. (c) (f) (t)	363	573
Petaquilla Coppert Ltd. (c) (f)	182	50

Total Warrants (cost $1,341)		696

SHORT TERM INVESTMENTS - 26.1%
Mutual Funds - 9.9%
JNL Money Market Fund, 2.72% (a) (h)	6,684	6,684

Securities Lending Collateral - 16.2%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	11,026	11,026

Total Short Term Investments (cost $17,710)		17,710

Total Investments - 116.2% (cost $88,772)		78,840
Other Assets and Liabilities, Net - (16.2%)		(10,972)
Total Net Assets - 100%		$ 67,868

JNL/Capital Guardian U.S. Growth Equity Fund

COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 15.0%
Best Buy Co. Inc. (b)	47	$ 1,957
Coach Inc. (c)	13	395
Gannett Co. Inc. (b)	25	732
Home Depot Inc.	17	470
Jarden Corp. (b) (c)	59	1,283
Las Vegas Sands Corp. (b) (c)	81	5,972
Lowe's Cos. Inc.	171	3,923
McDonald's Corp.	12	641
Omnicom Group Inc.	11	473
Starbucks Corp. (c)	18	320
Target Corp.	131	6,659
Time Warner Cable Inc. - Class A (b) (c)	88	2,208
Time Warner Inc.	167	2,341
Urban Outfitters Inc. (b) (c)	100	3,141
Walt Disney Co.	25	797
Wynn Resorts Ltd. (b)	7	675
		31,987
CONSUMER STAPLES - 7.2%
Avon Products Inc.	39	1,530
Bare Escentuals Inc. (b) (c)	76	1,780
Coca-Cola Co.	12	724
Energizer Holdings Inc. (b) (c)	32	2,886
Estee Lauder Cos. Inc. (b)	22	986
PepsiCo Inc.	92	6,621
Walgreen Co.	23	869
		15,396
ENERGY - 3.5%
Baker Hughes Inc.	13	897
EOG Resources Inc. (b)	9	1,032
Schlumberger Ltd.	40	3,471
Weatherford International Ltd. (c)	28	2,023
		7,423
FINANCIALS - 5.8%
AFLAC Inc.	15	994
American International Group Inc.	53	2,310
Goldman Sachs Group Inc.	23	3,721
Hudson City Bancorp Inc.	43	766
JPMorgan Chase & Co.	34	1,465
Progressive Corp. (b)	38	611
SLM Corp. (c)	70	1,077
Wachovia Corp.	54	1,460
		12,404
HEALTH CARE - 18.9%
Allergan Inc.	60	3,372
Amylin Pharmaceuticals Inc. (b) (c)	13	391
AstraZeneca Plc - ADR	14	520
Baxter International Inc.	71	4,123
Cerner Corp. (b) (c)	80	2,994

DaVita Inc. (b) (c)	14	645
Forest Laboratories Inc. (c)	41	1,644
Genentech Inc. (c)	111	9,019
ImClone Systems Inc. (c)	89	3,763
Medtronic Inc.	88	4,261
Millennium Pharmaceuticals Inc. (b) (c)	243	3,751
Sepracor Inc. (b) (c)	89	1,745
Teva Pharmaceutical Industries Ltd. - ADR	30	1,381
UnitedHealth Group Inc.	80	2,742
		40,351
INDUSTRIALS - 11.2%
Boeing Co.	16	1,160
Danaher Corp. (b)	40	3,049
FedEx Corp.	14	1,325
Fluor Corp.	23	3,289
General Electric Co.	123	4,552
Illinois Tool Works Inc.	92	4,413
Monster Worldwide Inc. (b) (c)	25	603
Southwest Airlines Co.	121	1,494
United Parcel Service Inc. - Class B (b)	46	3,322
United Technologies Corp.	11	758
		23,965
INFORMATION TECHNOLOGY - 31.2%
Adobe Systems Inc. (c)	55	1,961
Affiliated Computer Services Inc. - Class A (c)	34	1,714
Agilent Technologies Inc. (c)	59	1,766
Altera Corp.	151	2,777
Apple Inc. (c)	25	3,544
Brocade Communications Systems Inc. (c)	347	2,529
Ciena Corp. (b) (c)	47	1,455
Cisco Systems Inc. (c)	166	3,997
Corning Inc.	40	959
Dell Inc. (c)	10	189
eBay Inc. (c)	154	4,592
Flextronics International Ltd. (c)	64	599
Google Inc. - Class A (c)	23	10,263
Jabil Circuit Inc.	143	1,355
KLA-Tencor Corp. (b)	45	1,658
Microsoft Corp.	161	4,558
Oracle Corp. (c)	47	927
Paychex Inc.	104	3,570
Polycom Inc. (b) (c)	57	1,276
QUALCOMM Inc.	118	4,834
SanDisk Corp. (b) (c)	22	503
SAP AG - ADR (b)	15	744
VeriFone Holdings Inc. (b) (c)	237	3,764
Xilinx Inc. (b)	19	458
Yahoo! Inc. (b) (c)	234	6,771
		66,763
MATERIALS - 2.0%
Allegheny Technologies Inc.	26	1,834
Cleveland-Cliffs Inc.	14	1,642
Monsanto Co.	7	769
		4,245
TELECOMMUNICATION SERVICES - 1.6%
American Tower Corp. (c)	25	972
Level 3 Communications Inc. (b) (c)	530	1,124
Time Warner Telecom Inc. - Class A (b) (c)	88	1,367
		3,463
UTILITIES - 0.3%
Allegheny Energy Inc.	15	742

Total Common Stocks (cost $227,464)		206,739

PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Sallie Mae Corp. Convertible Preferred, 7.25%, 12/15/10	1	526
Washington Mutual Inc., Convertible Preferred, 7.75%, 12/31/49	-	213

Total Preferred Stocks (cost $937)		739

SHORT TERM INVESTMENTS - 27.7%
Mutual Funds - 3.6%
JNL Money Market Fund, 2.72% (a) (h)	7,743	7,743

Securities Lending Collateral - 24.1%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	51,461	51,461

Total Short Term Investments (cost $59,204)		59,204

Total Investments - 124.7% (cost $287,605)		266,682
Other Assets and Liabilities, Net - (24.7%)		(52,755)
Total Net Assets - 100%		$ 213,927

JNL/Credit Suisse Global Natural Resources Fund
COMMON STOCKS - 96.0%
CONSUMER STAPLES - 1.2%
Symrise AG (c)	190	$ 4,907

ENERGY - 26.3%
Acergy SA (b)	100	2,155
BG Group Plc	310	7,180
BP Plc	455	4,623
C.A.T. Oil AG (b) (c)	86	1,454
Cameco Corp.	50	1,648
Cameron International Corp. (c)	132	5,496
Canadian Natural Resources Ltd.	44	3,012
Canoro Resources Ltd. (c)	82	120
DET Norske Oljeselskap (b) (c)	800	1,428
Devon Energy Corp.	30	3,130
Exxon Mobil Corp.	89	7,535
Hess Corp.	45	3,968
KazMunaiGas Exploration Production - GDR	155	3,883
Lukloil - ADR	68	5,780
Nexen Inc.	134	3,976
OAO Gazprom - ADR	92	4,692
Occidental Petroleum Corp.	26	1,902
OPTI Canada Inc. (c)	170	2,865
Petroleo Brasileiro SA - ADR	55	5,616
ProSafe SE (b)	125	1,956
Rosneft Oil Co. - GDR (c)	660	5,947
Saipem SpA	190	7,691
SBM Offshore NV	120	3,870
Sevan Marine ASA (b) (c)	536	6,838
Suncor Energy Inc.	40	3,866
Total SA	40	2,971
Urals Energy Public Co. Ltd. (c)	77	262
Uranium One Inc. (c)	375	1,236
		105,100
INDUSTRIALS - 0.8%
Aker Kvaerner ASA (c)	140	3,189

MATERIALS - 67.7%
Air Products & Chemicals Inc.	37	3,404
Alcoa Inc.	300	10,818
Alumina Ltd. (b)	1,180	6,147
Anglo American Plc	240	14,423
ArcelorMittal (b)	270	22,119
ArcelorMittal South Africa Ltd.	200	4,858
Barrick Gold Corp.	152	6,604
Bayer AG	142	11,380
BHP Billiton Plc	1,320	39,165
First Quantum Minerals Ltd.	25	2,027
Franco-Nevada Corp. (b) (c)	87	1,723
Freeport-McMoRan Copper & Gold Inc. (b)	118	11,354
Goldcorp Inc.	290	11,270
Impala Platinum Holdings Ltd.	170	6,561

International Paper Co.	520	14,144
JFE Holdings Inc. (b)	84	3,725
Kinross Gold Corp.	155	3,458
Metorex Ltd. (b) (c)	369	950
Mondi Plc	1,000	8,296
Nippon Steel Corp. (b)	1,871	9,477
Praxair Inc.	40	3,369
Rio Tinto Plc	245	25,445
Shin-Etsu Chemical Co. Ltd.	58	3,021
Smurfit Kappa Group Plc	160	1,927
Stora Enso Oyj - Class R (b)	350	4,039
Straits Resources Ltd.	720	4,034
Svenska Cellulosa AB (b) (c)	340	6,194
TEAL Exploration & Mining Inc. (c)	130	445
Teck Cominco Ltd. (b)	95	3,896
Umicore	200	10,407
UPM-Kymmene Oyj (b)	265	4,707
Xstrata Plc	160	11,199
		270,586

Total Common Stocks (cost $382,962)		383,782

SHORT TERM INVESTMENTS - 19.9%
Mutual Funds - 3.2%
JNL Money Market Fund, 2.72% (a) (h)	12,832	12,832

Securities Lending Collateral - 16.7%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	66,911	66,911

Total Short Term Investments (cost $79,743)		79,743

Total Investments - 115.9% (cost $462,705)		463,525
Other Assets and Liabilities, Net - (15.9%)		(63,664)
Total Net Assets - 100%		$ 399,861

JNL/Credit Suisse Long/Short Fund
COMMON STOCKS - 118.3%
CONSUMER DISCRETIONARY - 11.1%
Abercrombie & Fitch Co. - Class A	3	$ 183
Apollo Group Inc. - Class A (c)	1	35
Autoliv Inc.	3	171
Best Buy Co. Inc.	7	282
Big Lots Inc. (c)	7	156
Black & Decker Corp.	4	271
BorgWarner Inc.	2	69
Centex Corp.	2	36
Comcast Corp. - Class A	4	79
DirecTV Group Inc. (c)	16	399
Expedia Inc. (c)	8	166
Family Dollar Stores Inc.	8	154
Ford Motor Co. (c)	13	73

General Motors Corp.	14	267
Harman International Industries Inc.	5	226
Hasbro Inc.	9	259
InterActiveCorp (c)	12	247
International Game Technology	1	44
Johnson Controls Inc.	11	385
Jones Apparel Group Inc.	15	199
Kohl's Corp. (c)	2	64
Lennar Corp.	8	145
Limited Brands Inc.	2	29
Mattel Inc.	15	300
McDonald's Corp.	2	134
News Corp. Inc. - Class A	13	249
Nike Inc. - Class B	2	136
Pulte Homes Inc.	10	138
RadioShack Corp.	15	247
Regal Entertainment Group - Class A	3	48
Sherwin-Williams Co.	4	219
Staples Inc.	6	130
Starwood Hotels & Resorts Worldwide Inc.	5	238
Tiffany & Co.	1	33
Time Warner Inc.	20	280
Walt Disney Co. (n)	15	475
Whirlpool Corp. (n)	5	418
		6,984
CONSUMER STAPLES - 11.5%
Altria Group Inc. (n)	11	233
Avon Products Inc.	8	320
Clorox Co.	5	289
Coca-Cola Co. (n)	9	566
Coca-Cola Enterprises Inc.	3	75
Colgate-Palmolive Co. (n)	7	522
Constellation Brands Inc. - Class A (c)	12	216
CVS Caremark Corp.	6	227
Dean Foods Co.	8	161
General Mills Inc.	4	246
Kellogg Co.	5	263
Kraft Foods Inc. - Class A	1	31
Kroger Co.	14	351
Molson Coors Brewing Co.	6	294
Pepsi Bottling Group Inc.	8	285
PepsiCo Inc.	6	462
Philip Morris International Inc. (c)	11	531
Procter & Gamble Co. (n)	14	988
Safeway Inc.	12	358
Sara Lee Corp.	16	225
UST Inc.	1	60
Wal-Mart Stores Inc.	10	526
		7,229
ENERGY - 15.3%
Apache Corp.	5	556
Chevron Corp. (n)	14	1,221

ConocoPhillips (n)	11	861
Devon Energy Corp.	5	553
ENSCO International Inc.	5	301
Exxon Mobil Corp. (n)	31	2,656
Halliburton Co.	12	468
Hess Corp.	4	362
Marathon Oil Corp. (n)	11	479
Murphy Oil Corp.	5	419
National Oilwell Varco Inc. (c)	6	327
Noble Corp.	4	174
Occidental Petroleum Corp. (n)	9	651
Peabody Energy Corp.	4	179
Schlumberger Ltd.	4	312
Weatherford International Ltd. (c)	2	122
		9,641
FINANCIALS - 20.1%
ACE Ltd.	7	391
AFLAC Inc.	7	455
American Express Co.	1	48
American International Group Inc. (n)	19	817
Ameriprise Financial Inc.	4	187
Aon Corp.	4	157
Assurant Inc.	5	298
Bank of America Corp.	31	1,164
Bank of New York Mellon Corp.	12	497
Capital One Financial Corp.	6	271
CB Richard Ellis Group Inc. - Class A (c)	2	37
Charles Schwab Corp.	19	358
Citigroup Inc. (n)	35	752
Federated Investors Inc. - Class B	9	333
Franklin Resources Inc.	3	320
Goldman Sachs Group Inc.	3	496
Hudson City Bancorp Inc.	5	94
Janus Capital Group Inc.	6	130
JPMorgan Chase & Co. (n)	22	941
Lincoln National Corp.	2	109
Loews Corp. (n)	3	129
M&T Bank Corp.	2	137
Merrill Lynch & Co. Inc.	2	81
Morgan Stanley (n)	11	484
National City Corp.	18	179
Northern Trust Corp.	5	346
NYMEX Holdings Inc.	2	199
PNC Financial Services Group Inc.	4	275
Prudential Financial Inc.	7	524
Safeco Corp.	6	272
State Street Corp.	6	482
SunTrust Banks Inc.	2	83
Torchmark Corp.	4	252
Travelers Cos. Inc.	1	62
U.S. Bancorp	2	61
Unum Group	14	310

Wachovia Corp.	3	84
Washington Mutual Inc.	3	32
Wells Fargo & Co. (n)	21	597
XL Capital Ltd. - Class A	7	218
		12,662
HEALTH CARE - 13.3%
Abbott Laboratories	4	221
Aetna Inc. (n)	10	438
Amgen Inc. (c) (n)	6	234
Applera Corp. - Applied Biosystems Group	3	112
Baxter International Inc. (n)	10	572
Becton Dickinson & Co. (n)	2	163
Bristol-Myers Squibb Co. (n)	24	520
Celgene Corp. (c)	-	25
Coventry Health Care Inc. (c)	5	202
Eli Lilly & Co.	7	382
Express Scripts Inc. (c)	-	26
Forest Laboratories Inc. (c)	8	320
Genzyme Corp. (c)	3	201
Gilead Sciences Inc. (c)	3	165
Humana Inc. (c)	4	175
IMS Health Inc.	14	300
Johnson & Johnson (n)	13	850
Kinetic Concepts Inc. (c)	5	231
McKesson Corp.	2	94
Medics Pharmaceutical Corp.	5	102
Medtronic Inc.	3	140
Merck & Co. Inc. (n)	10	391
Pfizer Inc. (n)	48	1,003
Schering-Plough Corp.	22	310
St. Jude Medical Inc. (c)	1	52
UnitedHealth Group Inc. (n)	10	347
Waters Corp. (c)	5	256
Watson Pharmaceuticals Inc. (c)	14	399
WellPoint Inc. (c)	2	75
Wyeth	2	70
		8,376
INDUSTRIALS - 17.7%
3M Co.	8	594
Boeing Co. (n)	7	550
Burlington Northern Santa Fe Corp.	1	46
Caterpillar Inc. (n)	7	572
CSX Corp.	5	275
Cummins Inc. (n)	8	379
Danaher Corp.	2	114
Deere & Co.	4	338
Dover Corp.	7	280
Eaton Corp.	4	303
FedEx Corp. (n)	5	454
Fluor Corp.	1	99
General Electric Co. (n)	57	2,098
Goodrich Corp.	2	104

Honeywell International Inc.	8	463
Ingersoll-Rand Co. Ltd. - Class A	1	62
ITT Corp.	2	78
Jacobs Engineering Group Inc. (c)	4	302
Lockheed Martin Corp.	2	209
Manitowoc Co. Inc.	7	290
Masco Corp.	8	159
Monster Worldwide Inc. (c)	6	153
Parker Hannifin Corp.	1	83
Raytheon Co. (n)	9	549
Robert Half International Inc.	11	288
Rockwell Automation Inc.	7	390
Rockwell Collins Inc.	5	309
Steelcase Inc.	16	171
Tyco International Ltd.	12	520
Union Pacific Corp. (n)	4	514
United Parcel Service Inc. - Class B	3	183
United Technologies Corp.	2	157
WW Grainger Inc.	1	106
		11,192
INFORMATION TECHNOLOGY - 16.8%
Analog Devices Inc. (n)	11	310
Apple Inc. (c) (n)	5	674
Autodesk Inc. (c)	1	38
BMC Software Inc. (c)	11	348
Cisco Systems Inc. (c) (n)	23	559
Cognizant Technology Solutions Corp. (c)	9	254
Corning Inc.	20	476
Dell Inc. (c) (n)	26	520
Electronic Data Systems Corp.	22	366
Google Inc. - Class A (c)	1	440
Hewlett-Packard Co. (n)	10	434
Intel Corp. (n)	42	883
International Business Machines Corp.	5	599
JDS Uniphase Corp. (c)	19	252
Juniper Networks Inc. (c)	6	155
Lexmark International Inc. (c)	8	246
Linear Technology Corp.	10	295
MEMC Electronic Materials Inc. (c)	5	369
Microsoft Corp. (n)	51	1,450
NetApp Inc. (c)	15	293
Novellus Systems Inc. (c)	1	23
Oracle Corp. (c) (n)	26	511
QLogic Corp. (c)	22	333
QUALCOMM Inc.	3	135
Teradata Corp. (c)	6	124
Texas Instruments Inc. (n)	17	466
Western Digital Corp. (c)	1	26
		10,579
MATERIALS - 4.6%
Alcoa Inc.	12	415
Allegheny Technologies Inc.	1	100

Ball Corp.	5	239
Dow Chemical Co.	3	125
Hercules Inc.	17	313
International Flavors & Fragrances Inc.	4	185
International Paper Co.	2	60
Monsanto Co. (n)	5	558
Nucor Corp.	4	285
United States Steel Corp.	2	304
Weyerhaeuser Co.	5	352
		2,936
TELECOMMUNICATION SERVICES - 3.8%
AT&T Inc. (n)	34	1,291
Qwest Communications International Inc.	15	66
Sprint Nextel Corp.	32	217
Verizon Communications Inc. (n)	23	823
		2,397
UTILITIES - 4.1%
Constellation Energy Group Inc.	4	309
DTE Energy Co.	5	210
Edison International Inc. (n)	8	377
Entergy Corp.	3	360
Exelon Corp.	1	65
FirstEnergy Corp.	6	391
FPL Group Inc.	3	182
PG&E Corp.	7	261
Public Service Enterprise Group Inc. (n)	12	462
		2,617

Total Common Stocks (cost $79,940)		74,613

INVESTMENT FUNDS - 1.9%
SPDR Trust Series 1	9	1,172

Total Investment Funds (cost $1,180)		1,172

SHORT TERM INVESTMENTS - 2.1%
Mutual Funds - 2.1%
JNL Money Market Fund, 2.72% (a) (h)	1,295	1,295

Total Short Term Investments (cost $1,295)		1,295

Total Investments - 122.3% (cost $82,415)		77,080
Securities Sold Short, Net - (22.3%)		(14,036)
Other Assets and Liabilities, Net - (0.0%)		(7)
Total Net Assets - 100%		$ 63,037

Securities Sold Short
COMMON STOCKS - 22.3%
CONSUMER DISCRETIONARY - 3.7%
AutoNation Inc.	9	$ 136
Blyth Inc.	9	183

Charming Shoppes Inc.	15	72
DR Horton Inc.	8	132
Fortune Brands Inc.	2	125
H&R Block Inc.	11	233
Idearc Inc.	47	171
John Wiley & Sons Inc.	6	242
KB Home	5	114
Lamar Advertising Co.	6	208
Las Vegas Sands Corp.	-	30
Leggett & Platt Inc.	13	197
Marriott International Inc. - Class A	2	79
Nordstrom Inc.	2	65
R.H. Donnelley Corp.	13	65
Service Corp. International	15	148
Warner Music Group Corp.	30	151
		2,351
CONSUMER STAPLES - 1.5%
Archer-Daniels-Midland Co.	1	49
Bare Escentuals Inc.	9	220
Brown-Forman Corp. - Class B	3	166
Campbell Soup Co.	1	34
Estee Lauder Cos. Inc.	1	64
Reynolds American Inc.	2	136
Tootsie Roll Industries Inc.	3	83
Tyson Foods Inc.	8	129
Walgreen Co.	2	65
		946
ENERGY - 4.0%
BJ Services Co.	9	268
Cabot Oil & Gas Corp. - Class A	3	132
Cheniere Energy Inc.	7	147
Dresser-Rand Group Inc.	5	166
El Paso Corp.	11	186
Encore Acquisition Co.	1	52
Global Industries Ltd.	14	219
Nabors Industries Ltd.	10	321
Patterson-UTI Energy Inc.	1	34
Quicksilver Resources Inc.	7	256
Range Resources Corp.	3	209
Spectra Energy Corp.	9	200
Tetra Technologies Inc.	3	40
Williams Cos. Inc.	4	135
XTO Energy Inc.	2	118
		2,483
FINANCIALS - 2.0%
Allstate Corp.	2	91
Comerica Inc.	6	196
FirstMerit Corp.	1	30
Freddie Mac	4	91
Jefferies Group Inc.	5	82
Old Republic International Corp.	20	256

Progressive Corp.	15	243
Sovereign Bancorp Inc.	23	216
Washington Federal Inc.	3	59
		1,264
HEALTH CARE - 2.6%
Affymetrix Inc.	3	47
Biogen Idec Inc.	1	74
Brookdale Senior Living Inc.	5	112
Cardinal Health Inc.	2	121
Covidien Ltd.	5	226
Hospira Inc.	3	141
Kindred Healthcare Inc.	4	79
Laboratory Corp. of America Holdings	2	177
Millennium Pharmaceuticals Inc.	7	105
Mylan Inc.	14	166
Sepracor Inc.	12	238
Techne Corp.	1	34
Tenet Healthcare Corp.	23	132
		1,652
INDUSTRIALS - 1.4%
Allied Waste Industries Inc.	22	239
Covanta Holding Corp.	1	27
Equifax Inc.	4	134
Pitney Bowes Inc.	6	193
Republic Services Inc. - Class A	4	123
Waste Management Inc.	5	161
		877
INFORMATION TECHNOLOGY - 3.6%
Acxiom Corp.	5	56
Advanced Micro Devices Inc.	32	190
Compuware Corp.	31	228
Electronic Arts Inc.	2	75
Imation Corp.	9	209
Mentor Graphics Corp.	23	201
Microchip Technology Inc.	8	245
Micron Technology Inc.	35	210
Motorola Inc.	9	83
Rambus Inc.	4	84
Unisys Corp.	56	248
VeriSign Inc.	6	209
Xerox Corp.	13	196
		2,234
MATERIALS - 0.6%
Ecolab Inc.	3	148
Louisiana-Pacific Corp.	11	101
Pactiv Corp.	1	34
Westlake Chemical Corp.	6	82
		365
TELECOMMUNICATION SERVICES - 1.2%
Cincinnati Bell Inc.	8	31
Citizens Communications Co.	24	248
Crown Castle International Corp.	7	252

SBA Communications Corp.	8	245
		776
UTILITIES - 1.7%
Consolidated Edison Inc.	4	171
Dynegy Inc.	32	249
NiSource Inc.	13	221
Pinnacle West Capital Corp.	6	217
PNM Resources Inc.	3	34
TECO Energy Inc.	10	166
Westar Energy Inc.	1	30
		1,088

Total Common Stocks Sold Short - 22.3% (proceeds $15,295)		$ 14,036

JNL/Eagle Core Equity Fund
COMMON STOCKS - 94.6%
CONSUMER DISCRETIONARY - 14.7%
Comcast Corp. - Class A (b)	128	$ 2,482
Home Depot Inc.	37	1,027
McDonald's Corp.	19	1,086
Omnicom Group Inc.	50	2,216
Staples Inc.	92	2,034
Viacom Inc. - Class B (c)	38	1,523
		10,368
CONSUMER STAPLES - 10.4%
CVS Caremark Corp.	79	3,196
Kimberly-Clark Corp.	21	1,371
Procter & Gamble Co.	21	1,494
Wal-Mart Stores Inc.	23	1,218
		7,279
ENERGY - 2.8%
BP Plc - ADR (b)	32	1,935

FINANCIALS - 18.7%
American Express Co.	26	1,128
American International Group Inc.	51	2,219
Bank of America Corp.	64	2,438
Capital One Financial Corp.	21	1,049
Goldman Sachs Group Inc.	12	2,022
JPMorgan Chase & Co.	28	1,181
State Street Corp.	13	1,046
Wachovia Corp.	77	2,085
		13,168
HEALTH CARE - 15.3%
Covidien Ltd.	13	562
Genzyme Corp. (b) (c)	27	1,978
Johnson & Johnson	36	2,367
Pfizer Inc.	133	2,785
Wyeth	30	1,270
Zimmer Holdings Inc. (c)	23	1,762
		10,724

INDUSTRIALS - 15.2%
General Electric Co.	111	4,126
Tyco International Ltd.	35	1,560
United Parcel Service Inc. - Class B	20	1,470
United Technologies Corp.	19	1,311
Waste Management Inc.	67	2,254
		10,721
INFORMATION TECHNOLOGY - 15.4%
Applied Materials Inc.	124	2,425
Cisco Systems Inc. (c)	44	1,059
eBay Inc. (c)	40	1,196
Intel Corp.	51	1,080
Microsoft Corp.	133	3,784
Oracle Corp. (c)	66	1,288
		10,832
TELECOMMUNICATION SERVICES - 2.1%
Sprint Nextel Corp.	219	1,467

Total Common Stocks (cost $70,414)		66,494

WARRANTS - 0.0%
Raytheon Co. (c)	1	33

Total Warrants (cost $0)		33

SHORT TERM INVESTMENTS - 14.6%
Mutual Funds - 5.3%
JNL Money Market Fund, 2.72% (a) (h)	3,694	3,694

Securities Lending Collateral - 9.3%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	6,535	6,535

Total Short Term Investments (cost $10,229)		10,229

Total Investments - 109.2% (cost $80,643)		76,756
Other Assets and Liabilities, Net - (9.2%)		(6,459)
Total Net Assets - 100%		$ 70,297

JNL/Eagle SmallCap Equity Fund
COMMON STOCKS - 95.2%
CONSUMER DISCRETIONARY - 13.8%
American Public Education Inc. (c)	62	$ 1,893
BJ's Restaurants Inc. (b) (c)	142	2,040
Carrols Restaurant Group Inc (c)	150	1,339
Cheesecake Factory Inc. (b) (c)	163	3,548
Entravision Communications Corp. (b) (c)	261	1,739
Genesco Inc. (c)	113	2,613
K12 Inc. (c)	24	473
Lions Gate Entertainment Corp. (c)	32	307
Red Robin Gourmet Burgers Inc. (c)	69	2,576
U.S. Auto Parts Network Inc. (b) (c)	90	288

Universal Electronics Inc. (b) (c)	171	4,129
Volcom Inc. (b) (c)	144	2,906
WMS Industries Inc. (b) (c)	78	2,820
		26,671
CONSUMER STAPLES - 0.8%
Physicians Formula Holdings Inc. (c)	161	1,439

ENERGY - 4.8%
Core Laboratories NV (c)	14	1,727
Lufkin Industries Inc. (b)	88	5,630
Petroleum Development Corp. (b) (c)	28	1,914
		9,271
FINANCIALS - 8.4%
American Safety Insurance Holdings Ltd. (c)	59	1,012
Cash America International Inc. (b)	197	7,176
FCStone Group Inc. (b) (c)	86	2,392
First Mercury Financial Corp. (c)	82	1,436
Greenhill & Co. Inc. (b)	17	1,170
Investment Technology Group Inc. (c)	65	3,019
		16,205
HEALTH CARE - 18.2%
American Medical Systems Holdings Inc. (b) (c)	306	4,335
Animal Health International Inc. (c)	153	1,670
Centene Corp. (c)	219	3,059
Cubist Pharmaceuticals Inc. (b) (c)	90	1,662
Cutera Inc. (c)	149	2,003
Eclipsys Corp. (b) (c)	299	5,869
Hansen Medical Inc. (b) (c)	58	817
Icon Plc - ADR (c)	65	4,199
Mentor Corp. (b)	78	1,995
MWI Veterinary Supply Inc. (b) (c)	35	1,249
Myriad Genetics Inc. (b) (c)	37	1,491
SurModics Inc. (b) (c)	60	2,528
Thoratec Corp. (b) (c)	216	3,086
Vital Images Inc. (b) (c)	79	1,168
		35,131
INDUSTRIALS - 16.5%
Ameron International Corp. (b)	47	4,395
Bucyrus International Inc. - Class A (b)	51	5,216
CIRCOR International Inc. (b)	35	1,599
Corrections Corp. of America (c)	82	2,245
General Cable Corp. (b) (c)	58	3,449
Geo Group Inc. (b) (c)	158	4,499
Global Cash Access Inc. (b) (c)	282	1,652
RBC Bearings Inc. (b) (c)	85	3,152
School Specialty Inc. (b) (c)	85	2,697
Ultrapetrol Ltd. (c)	38	390
Waste Connections Inc. (b) (c)	83	2,554
		31,848
INFORMATION TECHNOLOGY - 26.2%
ACI Worldwide Inc. (b) (c)	100	1,988

Advanced Energy Industries Inc. (b) (c)	135	1,789
Ansys Inc. (b) (c)	119	4,097
CNET Networks Inc. (b) (c)	317	2,249
Coherent Inc. (b) (c)	196	5,480
Compellent Technologies Inc. (b) (c)	209	2,613
Dolby Laboratories Inc. - Class A (b) (c)	81	2,923
Eagle Test Systems Inc. (b) (c)	143	1,498
EMS Technologies Inc. (c)	130	3,526
Factset Research Systems Inc. (b)	45	2,401
Giant Interactive Group Inc. - ADR (b) (c)	123	1,559
Greenfield Online Inc. (c)	125	1,481
Internet Capital Group Inc. (b) (c)	153	1,599
Ixia (b) (c)	173	1,339
Netezza Corp. (c)	146	1,386
OYO Geospace Corp. (b) (c)	137	6,209
Quality Systems Inc. (b)	93	2,787
Switch & Data Facilities Co. (b) (c)	137	1,402
The9 Ltd. - ADR (b) (c)	63	1,298
TIBCO Software Inc. (c)	394	2,815
		50,439
MATERIALS - 6.5%
Northwest Pipe Co. (c)	71	3,028
Quaker Chemical Corp.	64	2,017
Terra Industries Inc. (b) (c)	71	2,536
Texas Industries Inc. (b)	82	4,944
		12,525

Total Common Stocks (cost $188,534)		183,529

SHORT TERM INVESTMENTS - 37.1%
Mutual Funds - 5.5%
JNL Money Market Fund, 2.72% (a) (h)	10,510	10,510

Securities Lending Collateral - 31.6%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	60,843	60,843

Total Short Term Investments (cost $71,353)		71,353

Total Investments - 132.3% (cost $259,887)		254,882
Other Assets and Liabilities, Net - (32.3%)		(62,177)
Total Net Assets - 100%		$ 192,705

JNL/Franklin Templeton Founding Strategy Fund
INVESTMENT FUNDS - 99.9%
JNL/Franklin Templeton Global Growth Fund (a)	27,961	$ 246,619
JNL/Franklin Templeton Income Fund (a)	26,626	266,527
JNL/Franklin Templeton Mutual Shares Fund (a)	27,760	250,946

Total Investment Funds (cost $862,017)		764,092

Total Investments - 99.9% (cost $862,017)		764,092

Other Assets and Liabilities, Net - 0.1%		640
Total Net Assets - 100%		$ 764,732

JNL/Franklin Templeton Global Growth Fund
COMMON STOCKS - 92.8%
CONSUMER DISCRETIONARY - 19.4%
Accor SA (b)	-	$ 15
Bayerische Motoren Werke AG	60	3,314
Chico's FAS Inc. (c)	275	1,955
Comcast Corp. - Class A (b)	30	580
Comcast Corp. - Special Class A (b) (c)	220	4,173
Eastman Kodak Co. (b)	140	2,474
Expedia Inc. (b) (c)	45	985
FUJIFILM Holdings Corp.	46	1,633
Harley-Davidson Inc. (b)	60	2,250
Hyundai Motor Co. Ltd.	30	2,390
Interpublic Group of Cos. Inc. (b) (c)	175	1,472
Kingfisher Plc	750	1,965
Koninklijke Philips Electronics NV (b)	85	3,252
Mediaset SpA	73	676
News Corp. Inc. - Class A	330	6,188
NGK Spark Plug Co. Ltd. (b)	30	390
NOK Corp.	150	3,070
Pearson Plc	188	2,546
Peugeot SA (b)	16	1,241
Reed Elsevier NV	165	3,150
Time Warner Inc.	341	4,786
Toyota Motor Corp. (b)	27	1,336
Viacom Inc. - Class B (c)	70	2,773
Vivendi Universal SA (b)	120	4,689
Yell Group Plc (b)	116	354
		57,657
CONSUMER STAPLES - 0.8%
Nestle SA	1	575
Premier Foods Plc	800	1,782
		2,357
ENERGY - 7.5%
BP Plc	403	4,100
El Paso Corp.	150	2,496
ENI SpA	101	3,437
OAO Gazprom - ADR	40	2,040
Royal Dutch Shell Plc - Class B	136	4,583
Total SA (b)	75	5,569
		22,225
FINANCIALS - 15.5%
Aiful Corp. (b)	70	1,124
American International Group Inc.	110	4,758
Aviva Plc (b)	350	4,289
Cheung Kong Holdings Ltd.	12	170
Commerzbank AG	12	375
HSBC Holdings Plc	200	3,255

ING Groep NV	120	4,494
Intesa Sanpaolo SpA	562	3,959
Kookmin Bank - ADR	40	2,242
Mega Financial Holdings Co. Ltd.	1,600	1,256
Mitsubishi UFJ Financial Group Inc. (b)	213	1,839
Muenchener Rueckversicherungs AG	7	1,369
Old Mutual Plc	900	1,974
Progressive Corp.	85	1,367
Royal Bank of Scotland Group Plc	430	2,878
Standard Life Plc (e) (u)	300	1,466
Sumitomo Mitsui Financial Group Inc. (b)	-	2,001
Torchmark Corp. (b)	30	1,803
UBS AG	66	1,925
UniCredito Italiano SpA (b)	500	3,348
		45,892
HEALTH CARE - 12.4%
Abbott Laboratories	1	55
Amgen Inc. (c)	130	5,431
Boston Scientific Corp. (c)	330	4,247
Covidien Ltd.	90	3,983
GlaxoSmithKline Plc	240	5,078
Merck KGaA (b)	5	560
Novartis AG	85	4,357
Pfizer Inc.	260	5,442
Quest Diagnostics Inc. (b)	60	2,716
Sanofi-Aventis (b)	67	5,026
		36,895
INDUSTRIALS - 14.3%
Adecco SA	23	1,333
Deutsche Post AG	122	3,721
Ebara Corp. (b)	500	1,525
FedEx Corp.	45	4,170
General Electric Co.	200	7,402
Pentair Inc.	10	313
Pitney Bowes Inc.	60	2,101
Randstad Holdings NV (b)	8	355
Rolls-Royce Group Plc (c)	75	600
Siemens AG	50	5,419
Tyco Electronics Ltd.	110	3,775
Tyco International Ltd.	125	5,506
United Parcel Service Inc. - Class B	70	5,111
USG Corp. (b) (c)	14	505
Wolseley Plc	54	569
		42,405
INFORMATION TECHNOLOGY - 15.1%
Accenture Ltd.	190	6,682
Cisco Systems Inc. (c)	23	566
Electronic Data Systems Corp.	190	3,158
Flextronics International Ltd. (c)	40	379
Infineon Technologies AG (c)	330	2,318
Konica Minolta Holdings Inc.	92	1,250

Microsoft Corp.	240	6,811
Oracle Corp. (c)	330	6,455
Samsung Electronics Co. Ltd. - GDR (b) (e) (u)	19	5,930
SAP AG	31	1,552
Seagate Technology Inc.	196	4,115
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	400	4,108
Telefonaktiebolaget LM Ericsson - Class B (b)	830	1,629
		44,953
MATERIALS - 1.2%
CRH Plc	20	768
Svenska Cellulosa AB (c)	90	1,635
UPM-Kymmene Oyj (b)	60	1,066
		3,469
TELECOMMUNICATION SERVICES - 6.6%
France Telecom SA (b)	90	3,026
Singapore Telecommunications Ltd.	1,500	4,261
SK Telecom Co. Ltd. - ADR	11	231
Sprint Nextel Corp.	450	3,011
Telefonica SA	62	1,780
Telekom Austria AG	150	3,100
Vodafone Group Plc	1,400	4,192
		19,601

Total Common Stocks (cost $322,104)		275,455

SHORT TERM INVESTMENTS - 24.3%
Mutual Funds - 6.4%
JNL Money Market Fund, 2.72% (a) (h)	19,051	19,051

Securities Lending Collateral - 17.9%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	52,962	52,962

Total Short Term Investments (cost $72,013)		72,013

Total Investments - 117.1% (cost $394,117)		347,467
Other Assets and Liabilities, Net - (17.1%)		(50,650)
Total Net Assets - 100%		$ 296,817

JNL/Franklin Templeton Income Fund
COMMON STOCKS - 37.0%
CONSUMER DISCRETIONARY - 0.5%
Home Depot Inc.	100	$ 2,797

ENERGY - 6.4%
BP Plc - ADR (b)	60	3,639
Canadian Oil Sands Trust (b)	150	6,065
Chevron Corp.	70	5,975
ConocoPhillips	100	7,621
Halliburton Co. (b)	100	3,933
Royal Dutch Shell Plc - ADR	30	2,069
Spectra Energy Corp.	125	2,844
TransCanada Corp. (b)	100	3,853

		35,999
FINANCIALS - 4.7%
Bank of America Corp.	200	7,582
CapitalSource Inc. (b)	16	152
Duke Realty Corp. (b)	35	798
HSBC Holdings Plc	225	3,706
iStar Financial Inc. (b)	85	1,190
JPMorgan Chase & Co.	80	3,436
Merrill Lynch & Co. Inc. (b)	40	1,630
Wachovia Corp. (b)	100	2,700
Washington Mutual Inc. (b)	100	1,030
Wells Fargo & Co.	150	4,365
		26,589
HEALTH CARE - 5.0%
Bristol-Myers Squibb Co.	115	2,450
Johnson & Johnson	120	7,784
Merck & Co. Inc.	120	4,554
Pfizer Inc.	550	11,512
Wyeth	40	1,670
		27,970
INDUSTRIALS - 1.4%
3M Co.	50	3,958
General Electric Co.	100	3,701
		7,659
INFORMATION TECHNOLOGY - 2.7%
Intel Corp.	450	9,531
Maxim Integrated Products Inc.	200	4,078
Microchip Technology Inc. (b)	55	1,800
		15,409
MATERIALS - 0.7%
Dow Chemical Co.	100	3,685

TELECOMMUNICATION SERVICES - 2.8%
AT&T Inc.	330	12,639
Verizon Communications Inc.	85	3,098
		15,737
UTILITIES - 12.8%
AGL Resources Inc.	60	2,059
Ameren Corp. (b)	100	4,404
American Electric Power Co. Inc.	80	3,330
Atmos Energy Corp.	50	1,275
Consolidated Edison Inc. (b)	120	4,764
Dominion Resources Inc. (b)	150	6,126
Duke Energy Corp.	330	5,891
FirstEnergy Corp.	70	4,803
FPL Group Inc.	50	3,137
NiSource Inc. (b)	40	690
PG&E Corp.	200	7,364
Pinnacle West Capital Corp. (b)	70	2,456
Portland General Electric Co.	100	2,255
Progress Energy Inc.	60	2,502

Public Service Enterprise Group Inc.	170	6,832
Puget Energy Inc.	100	2,587
Southern Co. (b)	260	9,259
TECO Energy Inc. (b)	150	2,392
		72,126

Total Common Stocks (cost $226,488)		207,971

PREFERRED STOCKS - 10.4%
CONSUMER DISCRETIONARY - 0.3%
General Motors Corp., 6.25%, Series C (callable at 25.83 beginning 07/20/10)	90	1,485

FINANCIALS - 9.1%
Bank of America Corp., Convertible Preferred, 7.25%, Series L, 12/31/49	4	4,411
Citigroup Funding Inc., 8.50%, 11/26/08	175	3,313
Citigroup Inc., 6.50%, Series T (callable at 50 beginning 02/15/15) (p)	30	1,424
Fannie Mae, 6.75% (callable at 25 beginning 09/30/10)	100	2,259
Fannie Mae, 7.63%, Series R (callable at 25 beginning 11/21/12) (b) (p)	200	4,745
Federal National Mortgage Association, 5.38% (callable at 105,000 beginning 06/17/08) (p)	-	3,344
Federal National Mortgage Association, 8.25% (callable at 25 beginning 12/31/10) (p)	197	4,738
Freddie Mac 8.38%, Series Z (callable at 25 beginning 12/31/12) (p)	194	4,734
Goldman Sachs Group Inc., Convertible Preferred, 10.00%, Series ABX, 02/27/09 (e) (u)	95	4,217
Lehman Brothers Holdings Inc., Convertible Preferred, 7.50%, 12/03/08 (e) (f) (u)	60	3,014
Lehman Brothers Holdings Inc., Convertible Preferred, 7.25%, Series GE, 01/21/09 (f)	130	4,771
Morgan Stanley, Convertible Preferred, 5.26%, 01/21/09 (e) (f) (u)	100	7,430
Washington Mutual Inc., Convertible Preferred, 7.75%, 12/31/49	4	2,839
		51,239
HEALTH CARE - 0.5%
Schering-Plough Corp., Convertible Preferred, 6.00%, 08/13/10	20	3,064

UTILITIES - 0.5%
CMS Energy Trust I, Convertible Preferred, 7.75%, 02/01/08	50	2,399
PNM Resources Inc., Convertible Preferred, 6.75%, 05/16/08	25	586
		2,985

Total Preferred Stocks (cost $64,579)		58,773

CORPORATE BONDS AND NOTES - 44.6%
CONSUMER DISCRETIONARY - 10.5%
Bausch & Lomb Inc., Delayed Draw Term Loan, 6.51%, 04/26/15 (i)	120	117
Bausch & Lomb Inc., Delayed Draw Term Loan, 8.14%, 04/26/15 (i)	1,080	1,053
Bausch & Lomb Inc., 9.88%, 11/01/15 (e) (b) (u)	3,700	3,765
Beazer Homes USA Inc., 6.88%, 07/15/15	800	572
Cablevision Systems Corp., 8.00%, 04/15/12 (b) (k)	1,500	1,459
CanWest Media Inc., 8.00%, 09/15/12	5,000	4,750
CCH I Holdings LLC, 13.50%, 01/15/14 (b) (k)	5,000	3,150
CCH I Holdings LLC, 11.75%, 05/15/14 (b) (k)	7,000	3,535
CCH I LLC, 11.00%, 10/01/15 (b)	2,600	1,807
Charter Communications Holdings II LLC, 10.25%, 09/15/10 (b)	2,300	2,093
CSC Holdings Inc., 7.63%, 04/01/11	1,100	1,088
Dex Media Inc., 8.00%, 11/15/13	1,000	730

Dex Media Inc., 9.00%, 11/15/13 (k)	5,000	3,600
Dollar General Corp., 10.63%, 07/15/15 (e) (b) (u)	5,500	5,308
Dollar General Corp., 11.88%, 07/15/17 (e) (b) (u)	2,500	2,188
DR Horton Inc., 5.63%, 01/15/16	1,650	1,378
Ford Motor Co., 7.45%, 07/16/31	2,000	1,320
General Motors Corp., 8.38%, 07/15/33 (b)	1,200	846
Hertz Corp., 8.88%, 01/01/14	2,000	1,895
K. Hovnanian Enterprises Inc., 7.50%, 05/15/16	200	139
KB Home, 6.38%, 08/15/11	1,000	940
KB Home, 5.75%, 02/01/14	2,000	1,720
MGM Mirage Inc., 6.75%, 04/01/13	2,900	2,668
Quebecor Media Inc., 7.75%, 03/15/16 (e) (u)	2,000	1,825
R.H. Donnelley Corp., 6.88%, 01/15/13	2,000	1,220
R.H. Donnelley Corp., 8.88%, 01/15/16	2,200	1,392
R.H. Donnelley Corp., 8.88%, 10/15/17 (e) (u)	2,300	1,438
TRW Automotive Inc., 7.25%, 03/15/17 (e) (u)	800	728
Univision Communications Inc., 9.75%, 03/15/15 (e) (b) (u)	3,750	2,268
US Investigations Services Inc., Term Loan, 8.24%, 04/01/15	3,990	3,420
XM Satellite Radio Inc., 9.75%, 05/01/14 (b)	450	433
		58,845
CONSUMER STAPLES - 0.2%
Dole Food Co. Inc., 8.63%, 05/01/09 (k)	1,000	870

ENERGY - 6.8%
Callon Petroleum Co., 9.75%, 12/08/10	875	831
Chesapeake Energy Corp., 6.50%, 08/15/17 (b)	4,000	3,860
Chesapeake Energy Corp., 6.25%, 01/15/18	2,200	2,101
El Paso Corp., 7.75%, 01/15/32 (b)	1,000	1,027
InterGen NV, 9.00%, 06/30/17 (e) (u)	1,500	1,568
Mariner Energy Inc., 7.50%, 04/15/13	2,000	1,920
Newfield Exploration Co., 6.63%, 04/15/16	1,000	980
OPTI Canada Inc., 7.88%, 12/15/14 (e) (u)	2,500	2,444
Pioneer Natural Resources Co., 6.88%, 05/01/18 (b)	1,500	1,421
Plains Exploration & Production Co., 7.75%, 06/15/15	3,500	3,491
Sabine Pass LNG LP, 7.25%, 11/30/13 (b)	500	483
Sabine Pass LNG LP, 7.50%, 11/30/16	3,000	2,895
SESI LLC, 6.88%, 06/01/14	1,370	1,308
Texas Competitive Electric Holdings Co. LLC, Term Loan, 8.40%, 10/24/14	3,500	3,179
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15 (e) (u)	4,300	4,284
Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (e) (u)	4,000	3,920
W&T Offshore Inc., 8.25%, 6/15/14 (e) (b) (u)	3,000	2,782
		38,494
FINANCIALS - 9.4%
Allison Term Loan, 5.82%, 08/07/14	1,000	882
American Express Co., 7.00%, 03/19/18 (b)	1,500	1,575
Ceridian Corp., 11.25%, 11/15/15 (e) (b) (u)	6,500	5,558
E*Trade Financial Corp., 7.38%, 09/15/13	1,000	710
Ford Motor Credit Co., 7.38%, 10/28/09	9,200	8,382
Ford Motor Credit Co., 7.25%, 10/25/11	1,000	821
Ford Motor Credit Co., 7.88%, 06/15/10	7,500	6,540
Ford Motor Credit Co., 9.75%, 09/15/10 (k)	2,000	1,782

Ford Motor Credit Co., 9.88%, 08/10/11	1,000	892
General Motors Acceptance Corp., 5.63%, 05/15/09	4,000	3,645
General Motors Acceptance Corp., 7.75%, 01/19/10	7,000	6,055
General Motors Acceptance Corp., 6.88%, 09/15/11	3,000	2,296
General Motors Acceptance Corp., 6.88%, 08/28/12	1,200	912
Host Hotels & Resorts Inc., 6.88%, 11/01/14	1,000	953
Host Hotels & Resorts LP, 6.38%, 03/15/15 (b)	600	558
Host Hotels & Resorts LP, 6.75%, 06/01/16	1,000	935
iStar Financial Inc., 3.20%, 10/01/12 (i)	4,500	3,166
Lehman Brothers Holdings Inc., 6.20%, 09/26/14	4,200	4,142
Residential Capital LLC, 7.38%, 06/30/10 (k)	4,000	2,009
Washington Mutual Preferred Funding LLC, 9.75%, (callable at 100 beginning 12/15/17) (e) (p) (u)	1,500	1,147
		52,960
HEALTH CARE - 4.2%
Community Health Systems Inc., 8.88%, 07/15/15 (b)	2,500	2,509
DaVita Inc., 7.25%, 03/15/15	2,500	2,438
HCA Inc., 6.50%, 02/15/16	5,000	4,213
HCA Inc., 9.25%, 11/15/16	400	415
Tenet Healthcare Corp., 6.38%, 12/01/11 (b)	7,000	6,318
Tenet Healthcare Corp., 9.25%, 02/01/15 (b) (k)	5,500	5,143
US Oncology Holdings Inc., 7.95%, 03/15/12 (i)	2,634	2,028
Vanguard Health Systems Co. LLC, 11.25%, 10/01/15 (b) (k)	1,000	764
		23,828
INDUSTRIALS - 2.7%
Allied Waste North America Inc., 7.38%, 04/15/14 (b)	5,000	4,919
Allied Waste North America Inc., 7.13%, 05/15/16	1,400	1,397
D.R. Horton Inc., 6.50%, 04/15/16	1,000	890
DRS Technologies Inc., 6.63%, 02/01/16	100	98
Johnson Diversey Holdings Inc., 10.67%, 05/15/13 (k)	2,000	1,920
L-3 Communications Corp., 5.88%, 01/15/15	900	862
RBS Global & Rexnord Corp., 11.75%, 08/01/16 (b)	1,100	952
RBS Global & Rexnord Corp., 8.88%, 09/01/16	500	443
Rexnord Holdings Inc.Term Loan, 11.35%, 02/20/13	1,099	768
Terex Corp., 8.00%, 11/15/17	3,000	2,984
		15,233
INFORMATION TECHNOLOGY - 6.0%
Advanced Micro Devices Inc., 5.75%, 08/15/12 (e) (u)	4,000	2,820
CEVA Group Plc, 10.00%, 09/01/14 (e) (u)	5,000	4,838
First Data Corp., 9.88%, 09/24/15 (e) (b) (u)	5,200	4,277
First Data Corp., Term Loan B2, 6.50%, 10/01/14	4,000	3,612
First Data Corp., Term Loan B3, 7.63%, 09/24/14	2,000	1,805
Fiserv Inc., 6.13%, 11/20/12	3,000	3,092
Flextronics International Ltd., 6.25%, 11/15/14	1,000	920
Freescale Semiconductor Inc., 8.88%, 12/15/14	4,500	3,521
Freescale Semiconductor Inc., 10.13%, 12/15/16 (b)	5,500	3,713
NXP BV, 9.50%, 10/15/15 (b)	500	411
Sanmina-SCI Corp., 6.75%, 03/01/13	1,200	1,041
Sanmina-SCI Corp., 5.55%, 06/15/14 (e) (i) (u)	2,100	1,890
Sanmina-SCI Corp., 8.13%, 03/01/16 (b)	1,500	1,328
Seagate Technology Inc., 6.80%, 10/01/16	500	476
Sungard Data Systems Inc., 10.25%, 08/15/15 (b)	300	301
		34,045

MATERIALS - 1.2%
Berry Plastics Corp.,Term Loan, 6.50%, 06/15/14		2,086	1,784
Berry Plastics Corp., 8.88%, 09/15/14 (b)		1,000	873
INEOS Group Holdings Plc, 7.88%, 02/15/16 (e) (u)	EUR	2,250	2,575
Jefferson Smurfit Corp., 8.25%, 10/01/12		600	541
Johnson Diversey Holdings Inc., 9.63%, 05/15/12		300	296
Novelis Inc., 7.25%, 02/15/15 (k)		600	530
			6,599
TELECOMMUNICATION SERVICES - 0.4%
Digicel Group Ltd., 8.88%, 01/15/15 (e) (u)		500	418
MetroPCS Wireless Inc., 9.25%, 11/01/14		2,000	1,839
			2,257
UTILITIES - 3.2%
Dynegy Holdings Inc., 6.88%, 04/01/11 (b)		4,000	3,930
Dynegy Holdings Inc., 8.75%, 02/15/12		1,000	1,028
Dynegy Holdings Inc., 7.75%, 06/01/19		2,000	1,870
Energy Future Holdings Corp., 5.55%, 11/15/14		500	390
Energy Future Holdings Corp., 11.25%, 11/01/17 (e) (u)		8,100	8,019
Reliant Energy Inc., 7.63%, 06/15/14 (b)		1,600	1,588
Reliant Energy Inc., 7.88%, 06/15/17 (b)		1,100	1,094
			17,919

Total Corporate Bonds and Notes (cost $277,063)			251,051

GOVERNMENT AND AGENCY OBLIGATIONS - 5.6%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 5.6%
Federal Home Loan Mortgage Corp. - 3.4%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/37		9,235	9,335
Federal Home Loan Mortgage Corp., 5.50%, 06/01/37		9,732	9,836
			19,171
Federal National Mortgage Association - 2.2%
Federal National Mortgage Association, 6.00%, 03/01/36		741	760
Federal National Mortgage Association, 5.50%, 07/01/37		6,634	6,703
Federal National Mortgage Association, 6.00%, 07/01/37		4,731	4,851
			12,314

Total Government and Agency Obligations (cost $30,416)			31,485

SHORT TERM INVESTMENTS - 18.2%
Mutual Funds - 1.2%
JNL Money Market Fund, 2.72% (a) (h)		6,828	6,828

Securities Lending Collateral - 17.0%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)		95,883	95,883

Total Short Term Investments (cost $102,711)			102,711

Total Investments - 115.8% (cost $701,257)			651,990
Other Assets and Liabilities, Net - (15.8%)			(89,173)
Total Net Assets - 100%			$ 562,817

JNL/Franklin Templeton Mutual Shares Fund
COMMON STOCKS - 91.2%
CONSUMER DISCRETIONARY - 15.5%
ACE Aviation Holdings Inc. - Class A (c)	45	$ 913
Beazer Homes USA Inc.	28	260
Cablevision Systems Corp. - Class A (c)	41	868
Clear Channel Communications Inc.	40	1,174
Comcast Corp. - Special Class A (c)	324	6,145
Daimler AG	23	1,936
Dana Holding Corp. (c)	9	89
Eastman Kodak Co.	13	223
General Motors Corp. (n)	145	2,754
Goodyear Tire & Rubber Co. (c)	68	1,756
H&R Block Inc.	68	1,407
Harley-Davidson Inc.	36	1,356
Harrah's Investment LP (c) (f) (t)	39	39
Home Depot Inc.	137	3,843
Koninklijke Philips Electronics NV	71	2,706
Lear Corp. (c)	41	1,062
Liberty Entertainment Ltd. - Class A (c)	81	1,834
Liberty Media Corp. - Capital (c)	19	303
Mattel Inc.	188	3,750
News Corp. Inc. - Class A	363	6,815
Penn National Gaming Inc. (c)	6	265
Sun-Times Media Group Inc. (c)	11	8
Time Warner Cable Inc. - Class A (c)	35	885
Time Warner Inc.	242	3,391
Viacom Inc. - Class B (c)	78	3,080
Virgin Media Inc.	133	1,878
WPP Group Plc	110	1,318
Wyndham Worldwide Corp.	27	556
		50,614
CONSUMER STAPLES - 20.5%
Altria Group Inc.	84	1,857
British American Tobacco Plc	196	7,337
Brown-Forman Corp. - Class B	11	725
Cadbury Schweppes Plc	320	3,512
Carlsberg A/S	8	969
Carrefour SA	43	3,301
Coca-Cola Enterprises Inc.	131	3,172
CVS Caremark Corp.	125	5,065
General Mills Inc.	21	1,268
Groupe Danone	21	1,895
Imperial Tobacco Group Plc	110	5,052
Japan Tobacco Inc.	-	2,418
Kraft Foods Inc. - Class A	102	3,171
Kroger Co.	109	2,779
KT&G Corp.	33	2,566
Nestle SA	10	5,137
Pernod-Ricard SA	33	3,388
Philip Morris International Inc. (c)	84	4,232

Reynolds American Inc.	73	4,283
Wal-Mart Stores Inc.	88	4,615
		66,742
ENERGY - 3.1%
BP Plc	132	1,341
Royal Dutch Shell Plc - Class A	93	3,220
SeaDrill Ltd.	92	2,476
Total SA	23	1,737
Transocean Inc. (c)	10	1,342
		10,116
FINANCIALS - 17.3%
Alexander's Inc. (c)	5	1,872
Alleghany Corp. (c)	5	1,646
Allianz AG	10	1,951
American Express Co.	2	79
American International Group Inc.	43	1,843
Banco Popular SpA (c)	63	1,049
Berkshire Hathaway Inc. - Class B (c)	1	5,600
Centennial Bank Holdings Inc. (c)	49	305
Cerberus Capital Management LP (c) (f) (s) (t)	1,950	1,378
Commerce Bancorp Inc. (f)	51	1,826
Conseco Inc. (c)	67	683
Danske Bank A/S	81	2,991
Forestar Real Estate Group Inc. (c)	19	480
Fortis	206	5,179
Guaranty Financial Group Inc. (c)	19	204
Hartford Financial Services Group Inc.	10	793
Hudson City Bancorp Inc.	3	45
Intesa Sanpaolo SpA	236	1,665
Legg Mason Inc.	11	642
Link Real Estate Investment Trust	271	602
Mitsubishi UFJ Financial Group Inc.	77	668
NYMEX Holdings Inc.	5	442
Old Republic International Corp.	99	1,278
Prudential Financial Inc.	22	1,753
SLM Corp. (c)	135	2,070
Societe Generale - Class A	15	1,455
Societe Generale (c)	3	334
Sovereign Bancorp Inc.	39	363
St. Joe Co.	18	759
Sumitomo Mitsui Financial Group Inc.	-	329
Swedbank AB	32	897
Travelers Cos. Inc.	22	1,059
U.S. Bancorp	148	4,798
Ventas Inc.	16	728
Washington Mutual Inc.	112	1,150
White Mountains Insurance Group Ltd.	12	5,698
Zurich Financial Services AG	5	1,731
		56,345
HEALTH CARE - 6.3%
Bristol-Myers Squibb Co.	62	1,324

Community Health Systems Inc. (c)	60	2,008
Covidien Ltd.	65	2,867
Hillenbrand Industries Inc. (c)	24	1,131
MDS Inc. (c)	33	649
Novartis AG	39	1,974
Pfizer Inc.	185	3,871
Quest Diagnostics Inc.	41	1,877
Sanofi-Aventis	16	1,228
Tenet Healthcare Corp. (c)	417	2,361
Valeant Pharmaceutical International (c)	53	682
Watson Pharmaceuticals Inc. (c)	19	558
		20,530
INDUSTRIALS - 8.3%
A P Moller - Maersk A/S	-	2,689
Deutsche Post AG	117	3,576
Federal Signal Corp.	54	756
GenCorp Inc. (c)	37	378
Keppel Corp. Ltd.	254	1,829
Northwest Airlines Corp. (c)	46	412
Orkla ASA	386	4,883
Owens Corning Inc. (c)	53	966
Siemens AG	33	3,581
SKF AB - Class B	6	125
TNT NV	34	1,271
Trane Inc.	23	1,051
Tyco Electronics Ltd.	83	2,833
Tyco International Ltd.	59	2,582
		26,932
INFORMATION TECHNOLOGY - 7.4%
Alliance Data Systems Corp. (c)	32	1,504
BEA Systems Inc. (c)	132	2,529
Dell Inc. (c)	185	3,693
Diebold Inc.	29	1,096
Lexmark International Inc. (c)	26	804
LSI Logic Corp. (c)	401	1,985
Maxim Integrated Products Inc.	77	1,562
Microsoft Corp.	175	4,960
Motorola Inc.	303	2,820
NAVTEQ Corp. (c)	13	881
Telefonaktiebolaget LM Ericsson - ADR	2	41
Telefonaktiebolaget LM Ericsson - Class B	592	1,163
Yahoo! Inc. (c)	36	1,032
		24,070
MATERIALS - 6.7%
Alcoa Inc.	57	2,071
Anglo American Plc	17	1,023
ArcelorMittal	21	1,737
Domtar Corp. (c)	251	1,712
Huntsman Corp.	74	1,732
International Paper Co.	154	4,196
Koninklijke DSM NV	17	841
Linde AG	18	2,595

MeadWestvaco Corp.	39	1,061
Mondi Ltd.	2	19
Temple-Inland Inc.	66	834
Weyerhaeuser Co.	61	3,983
		21,804
TELECOMMUNICATION SERVICES - 2.3%
Embarq Corp.	23	936
Royal KPN NV	92	1,552
Sprint Nextel Corp.	164	1,098
Telefonica SA	67	1,939
Verizon Communications Inc.	55	1,995
		7,520
UTILITIES - 3.8%
Constellation Energy Group Inc.	44	3,874
E.ON AG	9	1,744
Energy East Corp.	60	1,439
Exelon Corp.	21	1,681
Iberdrola SA	48	751
NorthWestern Corp.	7	166
RWE AG	21	2,523
Suez SA	5	299
		12,477

Total Common Stocks (cost $334,979)		297,150

PREFERRED STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Dana Holding Corp. 4.00%, Series B (f) (s) (t)	1	82

Total Preferred Stocks (cost $91)		82

OPTIONS - 0.5%
Dow Jones EURO STOXX 50 Put Option, Strike Price $4088.73, Expiration 06/20/08 (f)	1,145	626
S&P 500 Index Put Option, Strike Price $1250, Expiration 06/21/08	12	40
S&P 500 Index Put Option, Strike Price $1375, Expiration 06/21/08	50	426
S&P 500 Index Put Option, Strike Price $1175, Expiration 12/20/08	76	415

Total Options (cost $868)		1,507

OTHER EQUITY INTERESTS - 0.0%
INDUSTRIALS - 0.0%
Northwest Airlines Corp., Contingent Distribution (c) (f) (v)	725	15

Total Other Equity Interests (cost $28)		15

CORPORATE BONDS AND NOTES - 0.9%
CONSUMER DISCRETIONARY - 0.5%
Pontus I, 05/27/09 (e) (f) (t)	$ 287	232
Pontus II Claim on HMH Publishing, 9.14%, 07/24/09 (e) (f) (t)	290	241
Pontus II Trust, 9.14%, 06/25/09 (e) (f) (t)	145	120
Pontus III (Calpine Leveraged Loan) Credit Claim, 6.14%, 07/24/09 (e) (f) (t)	262	271

Tropicana Entertainment LLC, 9.63%, 12/15/14	1,130	586
Trump Entertainment Resorts Inc., 8.50%, 06/01/15	245	165
		1,615
FINANCIALS - 0.4%
Cerberus Capital Management LP, 12.00%, 07/31/14 (f) (s) (t)	1,950	1,378

Total Corporate Bonds and Notes (cost $3,918)		2,993

SHORT TERM INVESTMENTS - 7.9%
Federal Home Loan Bank - 2.3%
Federal Home Loan Bank, 2.07%, 06/20/08	2,150	2,140
Federal Home Loan Bank, 2.50%, 07/30/08	2,000	1,986
Federal Home Loan Bank, 4.04%, 08/15/08 (n)	2,500	2,462
Federal Home Loan Bank, 2.02%, 09/03/08	1,000	992
		7,580
Mutual Funds - 4.5%
JNL Money Market Fund, 2.72% (a) (h)	14,816	14,816

U.S. Treasury Securities - 1.0%
U.S. Treasury Bill, 3.88%, 04/24/08	1,500	1,498
U.S. Treasury Bill, 3.89%, 05/01/08	1,800	1,797
		3,295

Total Short Term Investments (cost $25,683)		25,691

Total Investments - 100.5% (cost $365,567)		327,438
Securities Sold Short, Net - (0.6%)		(1,829)
Other Assets and Liabilities, Net - 0.1%		173
Total Net Assets - 100%		$ 325,782

Securities Sold Short
COMMON STOCKS - 0.6%
FINANCIALS - 0.5%
CME Group Inc.	1	$ 303
Toronto-Dominion Bank	21	1,292
		1,595
INDUSTRIALS - 0.1%
Ingersoll-Rand Co. Ltd. - Class A	5	234

Total Common Stocks Sold Short - 0.6% (proceeds $2,057)		$ 1,829

JNL/Franklin Templeton Small Cap Value Fund
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 23.9%
Brown Shoe Co. Inc.	96	$ 1,439
Brunswick Corp. (b)	75	1,196
Christopher & Banks Corp. (b)	108	1,080
DR Horton Inc. (b)	5	76
Ethan Allen Interiors Inc. (b)	53	1,507
Fred's Inc. (b)	79	813
Gentex Corp. (b)	25	429

Group 1 Automotive Inc. (b)	49	1,139
Gymboree Corp. (c)	1	44
Hooker Furniture Corp. (b)	40	887
HOT Topic Inc. (b) (c)	21	90
La-Z-Boy Inc. (b)	140	1,164
M/I Homes Inc. (b)	80	1,358
MDC Holdings Inc.	37	1,616
Men's Wearhouse Inc. (b)	27	626
Monaco Coach Corp. (b)	33	313
Pier 1 Imports Inc. (b) (c)	179	1,121
Regis Corp.	76	2,075
Russ Berrie & Co. Inc. (b) (c)	44	619
Thor Industries Inc. (b)	39	1,149
Timberland Co. - Class A (b) (c)	7	102
Tuesday Morning Corp. (b) (c)	156	809
Warnaco Group Inc. (c)	42	1,664
West Marine Inc. (b) (c)	34	233
Winnebago Industries Inc. (b)	65	1,095
Zale Corp. (b) (c)	54	1,063
		23,707
CONSUMER STAPLES - 1.1%
Casey's General Stores Inc. (b)	49	1,098

ENERGY - 7.6%
Atwood Oceanics Inc. (c)	5	459
Bristow Group Inc. (b) (c)	30	1,610
General Maritime Corp. (b)	12	272
Global Industries Ltd. (c)	13	214
Helix Energy Solutions Group Inc. (c)	29	920
Oil States International Inc. (b) (c)	19	860
Overseas Shipholding Group Inc. (b)	12	840
Rowan Cos. Inc.	13	544
Teekay Corp. (b)	15	637
Tidewater Inc. (b)	1	28
Unit Corp. (c)	21	1,160
		7,544
FINANCIALS - 16.1%
American National Insurance Co.	5	512
Arbor Realty Trust Inc. (b)	8	116
Arthur J Gallagher & Co. (b)	14	333
Aspen Insurance Holdings Ltd.	86	2,274
Chemical Financial Corp. (b)	32	763
Corus Bankshares Inc. (b)	80	777
Erie Indemnity Co. - Class A	17	850
IPC Holdings Ltd.	44	1,218
Montpelier Re Holdings Ltd. (b)	112	1,801
Old Republic International Corp.	123	1,588
Peoples Bancorp Inc. (b)	2	55
PMI Group Inc. (b)	55	320
Protective Life Corp.	34	1,383
RLI Corp.	18	902

Security Capital Assurance Ltd.	125	65
StanCorp Financial Group Inc.	29	1,369
TrustCo Bank Corp. (b)	179	1,595
		15,921
HEALTH CARE - 2.2%
Hillenbrand Industries Inc. (c)	20	942
STERIS Corp.	25	665
West Pharmaceutical Services Inc. (b)	12	548
		2,155
INDUSTRIALS - 23.8%
ABM Industries Inc. (b)	69	1,542
American Woodmark Corp. (b)	49	1,005
Apogee Enterprises Inc. (b)	59	902
Brady Corp. - Class A	38	1,277
Briggs & Stratton Corp. (b)	15	263
Carlisle Cos. Inc.	36	1,187
CIRCOR International Inc. (b)	16	745
CNH Global NV	1	73
Dollar Thrifty Automotive Group Inc. (b) (c)	12	157
EMCOR Group Inc. (c)	1	13
Franklin Electric Co. Inc. (b)	32	1,107
Genesee & Wyoming Inc. - Class A (b) (c)	62	2,147
Graco Inc. (b)	48	1,722
Kansas City Southern (b) (c)	3	136
Kennametal Inc.	38	1,127
Mine Safety Appliances Co. (b)	33	1,347
Mueller Industries Inc.	40	1,166
Nordson Corp. (b)	16	835
Powell Industries Inc. (b) (c)	12	472
Simpson Manufacturing Co. Inc. (b)	41	1,114
SkyWest Inc.	33	701
Teleflex Inc.	10	491
Trinity Industries Inc. (b)	7	173
Universal Forest Products Inc. (b)	66	2,116
Wabash National Corp. (b)	149	1,340
Watts Water Technologies Inc. (b)	17	478
		23,636
INFORMATION TECHNOLOGY - 4.5%
Avocent Corp. (b) (c)	41	700
Benchmark Electronics Inc. (b) (c)	80	1,429
Cohu Inc.	32	520
Diebold Inc.	8	282
Mettler Toledo International Inc. (c)	13	1,272
Omnivision Technologies Inc. (b) (c)	14	243
		4,446
MATERIALS - 16.0%
Airgas Inc.	20	928
AptarGroup Inc. (b)	22	864
Bemis Co. Inc.	2	38
Cabot Corp. (b)	38	1,061
Gerdau AmeriSteel Corp.	143	2,018
Gibraltar Industries Inc. (b)	132	1,553

Glatfelter	91	1,367
Mercer International Inc. (b) (c)	4	24
Reliance Steel & Aluminum Co.	33	1,969
RPM International Inc.	52	1,093
Steel Dynamics Inc.	116	3,820
Westlake Chemical Corp. (b)	86	1,127
		15,862
UTILITIES - 1.3%
Atmos Energy Corp.	2	38
Energen Corp.	14	841
Sierra Pacific Resources	32	403
		1,282

Total Common Stocks (cost $102,582)		95,651

SHORT TERM INVESTMENTS - 38.3%
Mutual Funds - 7.0%
JNL Money Market Fund, 2.72% (a) (h)	6,888	6,888

Securities Lending Collateral - 31.3%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	31,050	31,050

Total Short Term Investments (cost $37,938)		37,938

Total Investments - 134.8% (cost $140,520)		133,589
Other Assets and Liabilities, Net - (34.8%)		(34,507)
Total Net Assets - 100%		$ 99,082

JNL/Goldman Sachs Core Plus Bond Fund
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f)	491	$ 5

CONSUMER STAPLES - 0.0%
VFB LLC (c) (f)	79	1

FINANCIALS - 0.0%
Contifinancial Corp. Liquidating Trust (c) (f)	234	2

INFORMATION TECHNOLOGY - 0.0%
Axiohm Transaction Solutions Inc. (c) (f)	1	-

MATERIALS - 0.0%
Applied Extrusion Technologies Inc. - Class B (b) (c) (f)	2	12

Total Common Stocks (cost $433)		20

PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Federal National Mortgage Association, 8.25% (callable at 25 beginning 12/31/10) (p)	77	1,852
ING Capital Funding Trust III, 8.44% (callable at 100 beginning 12/31/10) (p)	1,575	1,571
TCR Holdings - Class B (f)	-	-
TCR Holdings - Class C (f)	-	-
TCR Holdings - Class D (f)	1	-
TCR Holdings - Class E (f)	1	-

Total Preferred Stocks (cost $3,595)		3,423

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 22.9%
Adjustable Rate Mortgage Trust, 5.00%, 04/25/35 (i)	$ 501	486
Airplanes Pass Through Trust, 10.88%, 03/15/12 (d) (f)	247	-
American Home Mortgage Investment Trust, 5.03%, 02/25/47 (f) (i)	4,351	2,843
Amortizing Residential Collateral Trust, 3.80%, 08/25/32 (i)	85	50
Asset Backed Securities Corp. Home Equity, 5.67%, 04/15/33 (i)	62	46
Banc of America Commercial Mortgage Inc., 5.35%, 09/10/47 (i)	4,000	3,980
Banc of America Commercial Mortgage Inc., 5.41%, 09/10/47	4,700	4,617
Banc of America Funding Corp., 5.83%, 06/20/36 (i)	2,853	2,455
Banc of America Funding Corp., 5.79%, 10/25/36	2,095	2,119
Banc of America Funding Corp., 2.82%, 06/20/47 (f) (i)	1,700	936
Banc of America Mortgage Securities Inc., 4.81%, 09/25/35 (i)	1,786	1,693
BCAP LLC Trust, 3.24%, 11/25/36 (i)	1,177	935
Bear Stearns Adjustable Rate Mortgage Trust, 4.45%, 04/25/34 (i)	780	681
Bear Stearns Adjustable Rate Mortgage Trust, 4.78%, 11/25/34 (i)	1,878	1,820
Bear Stearns Adjustable Rate Mortgage Trust, 5.07%, 06/25/35 (i)	1,960	1,906
Bear Stearns Alt-A Trust, 6.26%, 09/25/47 (i)	3,704	3,009
Bear Stearns Commercial Mortgage Securities Inc., 5.20%, 12/11/38	5,000	4,823
Bear Stearns Mortgage Funding Trust, 2.76%, 12/25/36 (i)	4,279	3,251
Carrington Mortgage Loan Trust, 2.83%, 12/25/35 (i)	290	285
Chase Mortgage Finance Corp., 4.17%, 02/25/37	888	880
CIT Mortgage Loan Trust, 3.60%, 05/25/09 (e) (f) (i) (t)	2,330	2,097
CIT Mortgage Loan Trust, 3.85%, 01/25/10 (e) (f) (i) (t)	700	455
CIT Mortgage Loan Trust, 4.05%, 09/25/24 (e) (f) (i) (t)	1,280	704
Citigroup Mortgage Loan Trust Inc., 5.74%, 12/25/35 (i)	2,284	2,155
Commercial Mortgage Asset Trust, 7.35%, 01/17/32	400	432
Countrywide Alternative Loan Trust, 5.74%, 09/25/35 (f) (i)	368	270
Countrywide Alternative Loan Trust, 5.71%, 11/25/47 (f) (i)	4,919	3,860
Countrywide Asset-Backed Certificates, 4.39%, 06/25/34 (i)	218	161
Countrywide Home Equity Loan Trust, 3.02%, 05/15/36 (i)	2,035	1,390
Countrywide Home Loan Mortgage Pass Through Trust, 4.50%, 02/19/34 (i)	1,119	1,062
Countrywide Home Loan Mortgage Pass Through Trust, 4.55%, 11/20/34 (i)	659	581
Countrywide Home Loan Mortgage Pass Through Trust, 4.90%, 08/20/35 (i)	2,763	2,251
Credit Suisse Mortgage Capital Certificates, 5.47%, 09/15/39	6,000	5,900
Credit Suisse Mortgage Capital Certificates, 5.55%, 02/15/39 (i)	3,060	3,050
Deutsche Bank Alternate Loan Trust, 4.95%, 08/25/35 (i)	1,398	1,277
Downey Savings & Loan Association Mortgage Loan Trust, 5.25%, 03/19/46 (f) (i)	628	549
Downey Savings & Loan Association Mortgage Loan Trust, 5.25%, 03/19/47 (f) (i)	628	408
First Horizon Mortgage Pass Through-Trust, 4.75%, 12/25/34	262	251
GMAC Mortgage Corp. Loan Trust, 7.00%, 09/25/37 (f)	603	346
GMAC Mortgage Corp. Loan Trust, 7.00%, 09/25/37 (f)	600	339
Green Tree Financial Corp., 7.07%, 01/15/29	362	366
GSMPS Mortgage Loan Trust, 2.83%, 02/25/35 (e) (i) (t)	226	214
GSR Mortgage Loan Trust, 5.66%, 10/25/35 (i)	998	1,013
Harborview Mortgage Loan Trust, 2.88%, 06/20/35 (i)	1,597	1,242
Harborview Mortgage Loan Trust, 5.73%, 12/19/35 (i)	1,458	1,032
Harborview Mortgage Loan Trust, 2.81%, 01/19/36 (i)	1,675	1,321
Harborview Mortgage Loan Trust, 6.00%, 08/19/36 (i)	3,235	2,653
Household Home Equity Loan Trust, 3.74%, 11/20/36 (i)	2,498	2,108
Impac CMB Trust, 2.92%, 03/25/35 (i)	236	139
IndyMac Index Mortgage Loan Trust, 2.91%, 06/25/34 (i)	641	567
IndyMac Index Mortgage Loan Trust, 6.85%, 03/25/35 (i)	1,034	943
IndyMac Index Mortgage Loan Trust, 5.38%, 08/25/35 (i)	1,035	870
IndyMac Index Mortgage Loan Trust, 5.44%, 09/25/35 (i)	1,342	999

IndyMac Index Mortgage Loan Trust, 2.81%, 05/25/46 (i)	1,545	1,170
IXIS Real Estate Capital Trust, 2.66%, 08/25/36 (i)	73	73
JPMorgan Chase Commercial Mortgage Securities Corp., 4.94%, 08/15/42	7,000	6,838
JPMorgan Chase Commercial Mortgage Securities Corp., 5.81%, 06/12/43	1,520	1,534
LB-UBS Commercial Mortgage Trust, 6.65%, 11/15/27	6,000	6,190
LB-UBS Commercial Mortgage Trust, 5.32%, 09/15/39	5,000	4,893
LB-UBS Commercial Mortgage Trust, 5.42%, 02/15/40	1,000	971
Lehman XS Trust, 2.86%, 02/25/46 (i)	3,110	2,358
Lehman XS Trust, 3.45%, 09/25/47 (f) (i)	1,969	1,504
Luminent Mortgage Trust, 2.79%, 07/25/36 (i)	1,366	1,026
Luminent Mortgage Trust, 2.79%, 05/25/46 (i)	940	711
MASTR Adjustable Rate Mortgages Trust, 6.42%, 10/25/34 (i)	413	416
MASTR Adjustable Rate Mortgages Trust, 6.98%, 12/25/34 (i)	144	145
MASTR Adjustable Rate Mortgages Trust, 4.85%, 01/25/36 (i)	1,502	1,435
MASTR Adjustable Rate Mortgages Trust, 5.53%, 12/25/46 (f) (i)	4,892	3,767
MASTR Seasoned Securities Trust, 6.68%, 10/25/32 (f) (i)	502	497
Merit Securities Corp., 4.18%, 09/28/32 (e) (i) (t)	555	514
Merrill Lynch Mortgage Trust, 5.66%, 05/12/39 (i)	1,240	1,248
Mid-State Trust, 7.34%, 07/01/35	284	304
Morgan Stanley Capital I, 5.22%, 11/14/42 (i)	1,500	1,514
Morgan Stanley Mortgage Loan Trust, 6.08%, 08/25/34 (i)	284	287
Morgan Stanley Mortgage Loan Trust, 5.43%, 03/25/36 (i)	2,577	2,011
Morgan Stanley Mortgage Loan Trust, 2.72%, 10/25/36 (i)	473	468
Residential Accredit Loans Inc., 6.55%, 10/25/37 (f)	4,902	4,076
Residential Accredit Loans Inc., 5.33%, 01/25/46 (f) (i)	1,735	1,288
Residential Funding Mortgage Securities I Inc., 4.92%, 08/25/35 (i)	1,074	1,072
Residential Funding Mortgage Securities I Inc., 5.19%, 09/25/35	1,553	1,457
Residential Funding Mortgage Securities I Inc., 5.21%, 09/25/35	2,126	2,044
Sail Net Interest Margin Notes, 7.75%, 04/27/33 (e) (t)	6	-
Sail Net Interest Margin Notes, 5.50%, 03/27/34 (e) (t)	45	-
SLM Student Loan Trust, 3.34%, 10/25/17 (i)	1,497	1,491
Structured Adjustable Rate Mortgage Loan Trust, 4.38%, 05/25/34	901	840
Structured Adjustable Rate Mortgage Loan Trust, 5.25%, 09/25/34	372	315
Structured Adjustable Rate Mortgage Loan Trust, 5.45%, 11/25/34	1,665	1,507
Structured Asset Mortgage Investments Inc., 7.37%, 08/25/35 (f) (i)	211	201
Structured Asset Mortgage Investments Inc., 5.83%, 08/25/47 (f) (i)	4,933	3,522
Structured Asset Securities Corp., 4.53%, 09/25/33	1,000	1,002
Thornburg Mortgage Securities Trust, 2.84%, 07/25/45 (i)	376	375
Wachovia Commercial Mortgage Securities Inc. - Interest Only, 0.53%, 05/17/32 (i) (t)	10,644	172
Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.44%, 10/25/36 (i)	1,859	1,879
Washington Mutual Mortgage Backed Securities Trust, 5.06%, 12/25/35 (i)	3,182	3,095
Washington Mutual Mortgage Pass-Through Certificates, 4.24%, 06/25/34	1,159	1,124
Washington Mutual Mortgage Pass-Through Certificates, 5.50%, 09/25/36 (i)	1,924	1,827
Washington Mutual Mortgage Pass-Through Certificates, 2.83%, 04/25/45 (i)	244	188
Wells Fargo Alternative Loan Trust, 6.61%, 12/28/37 (f)	4,511	3,648
Wells Fargo Mortgage Backed Securities Trust, 4.54%, 02/25/35 (i)	3,601	3,581
Wells Fargo Mortgage Backed Securities Trust, 5.04%, 04/25/35 (i)	4,441	3,784
Wells Fargo Mortgage Backed Securities Trust, 5.24%, 04/25/36	932	923

Total Non-U.S. Government Agency Asset-Backed Securities (cost $177,592)		157,105

CORPORATE BONDS AND NOTES - 16.6%

CONSUMER DISCRETIONARY - 2.1%
AMC Entertainment Inc., 11.00%, 02/01/16	55	51
Caesars Entertainment Inc., 8.13%, 05/15/11 (b)	125	105
Charter Communications Operating LLC, 8.38%, 04/30/14 (e) (t)	450	405
Clear Channel Communications Inc., 6.25%, 03/15/11	760	671
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	975	1,083
Comcast Corp., 5.50%, 03/15/11	375	378
Comcast Holdings Corp., 10.63%, 07/15/12	875	1,038
COX Communications Inc., 7.88%, 08/15/09	1,475	1,544
CSC Holdings Inc., 8.13%, 08/15/09	150	152
CSC Holdings Inc., 7.25%, 04/15/12	250	241
DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08	655	655
Dex Media West LLC, 9.88%, 08/15/13	196	171
DirecTV Holdings LLC, 8.38%, 03/15/13	130	132
EchoStar DBS Corp., 6.63%, 10/01/14	575	523
General Motors Corp., 8.25%, 07/15/23 (b)	440	308
General Motors Corp., 8.38%, 07/15/33	20	14
Hertz Corp., 8.88%, 01/01/14	65	62
Idearc Inc., 8.00%, 11/15/16	315	204
Interface Inc., 10.38%, 02/01/10	125	131
Interface Inc., 9.50%, 02/01/14	50	52
Las Vegas Sands Corp., 6.38%, 02/15/15	225	199
Liberty Media Corp., 7.88%, 07/15/09	1,700	1,706
MGM Mirage Inc., 6.75%, 09/01/12 (b)	205	190
MGM Mirage Inc., 7.63%, 01/15/17	360	328
Neiman-Marcus Group Inc., 10.38%, 10/15/15 (b)	100	100
News America Inc., 5.30%, 12/15/14	1,350	1,350
News America Inc., 6.65%, 11/15/37	425	429
Pinnacle Entertainment Inc., 8.75%, 10/01/13	175	172
R.H. Donnelley Corp., 6.88%, 01/15/13	15	9
R.H. Donnelley Corp., 6.88%, 01/15/13	35	21
R.H. Donnelley Corp., 8.88%, 01/15/16	350	221
Rainbow National Services LLC, 10.38%, 09/01/14 (e) (t)	80	85
Sealy Mattress Co., 8.25%, 06/15/14 (b)	175	146
Sinclair Broadcast Group Inc., 8.00%, 03/15/12	35	35
Station Casinos Inc., 6.50%, 02/01/14 (b)	100	60
Station Casinos Inc., 6.88%, 03/01/16 (b)	15	9
Station Casinos Inc., 7.75%, 08/15/16 (b)	60	48
Time Warner Cable Inc., 6.55%, 05/01/37	1,100	1,038
Videotron Ltee, 6.38%, 12/15/15	125	109
		14,175
CONSUMER STAPLES - 0.2%
CVS Caremark Corp., 5.75%, 06/01/17	975	990
Kraft Foods Inc., 6.50%, 08/11/17	625	641
		1,631
ENERGY - 3.2%
Anadarko Petroleum Corp., 5.95%, 09/15/16	60	62
Canadian Natural Resources Ltd., 5.15%, 02/01/13	900	918
Canadian Natural Resources Ltd., 6.25%, 03/15/38	825	791
Chesapeake Energy Corp., 6.63%, 01/15/16	275	270
Chesapeake Energy Corp., 6.50%, 08/15/17	275	265

Commonwealth Edison Co., 5.80%, 03/15/18	625	622
Commonwealth Edison Co., 5.88%, 02/01/33	550	496
Commonwealth Edison Co., 5.90%, 03/15/36	625	563
Compagnie Generale de Geophysique SA, 7.50%, 05/15/15	80	81
Compagnie Generale de Geophysique SA, 7.75%, 05/15/17	190	193
Dresser-Rand Group Inc., 7.38%, 11/01/14 (k)	213	209
El Paso Corp., 7.88%, 06/15/12 (b)	325	340
El Paso Corp., 7.80%, 08/01/31	33	34
El Paso Corp., 7.75%, 01/15/32 (b)	515	529
El Paso Performance-Linked Trust, 7.75%, 07/15/11 (e) (t)	1,290	1,319
Energy Transfer Partners LP, 5.95%, 02/01/15	1,850	1,817
Energy Transfer Partners LP, 6.70%, 07/01/18 (b)	1,525	1,536
Enterprise Products Operating LP, 7.03%, 01/15/68	775	658
EXCO Resources Inc., 7.25%, 01/15/11	250	243
Gulf South Pipeline Co., 6.30%, 08/15/17 (e) (u)	1,200	1,245
Inergy LP/Inergy Finance Corp., 6.88%, 12/15/14	150	146
Kerr-McGee Corp., 6.95%, 07/01/24	1,460	1,548
MidAmerican Energy Holdings Co., 5.95%, 05/15/37	1,750	1,639
Nexen Inc., 6.40%, 05/15/37	1,200	1,149
ONEOK Partners LP, 6.65%, 10/01/36	1,225	1,182
ONEOK Partners LP, 6.85%, 10/15/37	375	371
OPTI Canada Inc., 8.25%, 12/15/14	105	104
Peabody Energy Corp., 6.88%, 03/15/13	80	81
Southern Natural Gas Co., 5.90%, 04/01/17 (e) (u)	120	117
TEPPCO Partners LP, 6.65%, 04/15/18	1,500	1,515
Transocean Inc., 6.80%, 03/15/38	850	868
Valero Energy Corp., 7.50%, 04/15/32	825	859
Whiting Petroleum Corp., 7.00%, 02/01/14	150	149
Williams Cos. Inc., 7.13%, 09/01/11	50	53
Williams Cos. Inc., 7.63%, 07/15/19	75	81
Williams Cos. Inc., 7.88%, 09/01/21	100	109
		22,162
FINANCIALS - 8.2%
American International Group Inc., 6.25%, 03/15/37	370	300
ANZ Capital Trust, 4.48% (callable at 100 beginning 01/15/10) (e) (p) (u)	1,075	1,062
Bank of America Corp., 5.42%, 03/15/17	1,300	1,289
Bank of America Corp., 5.75%, 12/01/17 (b)	225	233
Bank of America Corp., 8.00% (callable at 100 beginning 01/30/18) (p)	2,200	2,203
Bear Stearns Cos. Inc., 7.25%, 02/01/18	2,500	2,583
Chubb Corp., 6.38%, 03/29/37 (b)	825	768
Citigroup Inc., 4.13%, 02/22/10	1,840	1,822
Citigroup Inc., 6.88%, 03/05/38	2,300	2,298
CNA Financial Corp., 7.25%, 11/15/23	1,500	1,529
Corp Andina de Fomento, 6.88%, 03/15/12	1,050	1,129
Countrywide Home Loans Inc., 4.13%, 09/15/09	650	586
Credit Suisse USA Inc., 5.50%, 08/16/11	330	342
Endurance Specialty Holdings Ltd., 6.15%, 10/15/15	1,275	1,322
European Investment Bank, 4.63%, 03/21/12	550	585
Ford Motor Credit Co., 5.80%, 01/12/09	2,500	2,382
Ford Motor Credit Co., 7.88%, 06/15/10	1,375	1,199
Ford Motor Credit Co., 8.05%, 06/15/11 (i)	600	476
General Motors Acceptance Corp., 5.13%, 05/09/08	170	169
General Motors Acceptance Corp., 5.85%, 01/14/09 (b)	240	224

General Motors Acceptance Corp., 5.63%, 05/15/09		1,300	1,185
General Motors Acceptance Corp., 7.25%, 03/02/11		25	20
General Motors Acceptance Corp., 6.88%, 09/15/11		1,025	784
General Motors Acceptance Corp., 8.00%, 11/01/31		75	54
Host Hotels & Resorts LP, 7.13%, 11/01/13 (b)		50	49
Host Hotels & Resorts LP, 6.38%, 03/15/15		195	181
International Lease Finance Corp., 4.95%, 02/01/11		700	690
JPMorgan Chase & Co., 6.63%, 03/15/12		1,168	1,242
JPMorgan Chase & Co., 6.00%, 01/15/18		2,050	2,138
Lehman Brothers Capital Trust VII, 5.86% (callable at 100 beginning 05/31/12) (p)		475	300
Lehman Brothers Holdings Inc., 4.50%, 07/26/10		400	383
Lehman Brothers Holdings Inc., 5.25%, 02/06/12		500	482
Lehman Brothers Holdings Inc., 5.38%, 10/17/12	EUR	550	766
Lehman Brothers Holdings Inc., 5.63%, 01/24/13		725	705
Lehman Brothers Holdings Inc., 6.20%, 09/26/14		1,175	1,159
Merrill Lynch & Co. Inc., 5.45%, 02/05/13		1,275	1,254
Merrill Lynch & Co. Inc., 6.40%, 08/28/17		700	691
Morgan Stanley, 5.75%, 08/31/12		675	687
Morgan Stanley, 5.95%, 12/28/17		825	797
Morgan Stanley, 6.63%, 04/01/18		2,300	2,301
MUFG Capital Finance 1 Ltd., 6.35% (callable at 100 beginning 07/25/16) (p)		1,310	1,068
Nebco Evans Holding Co., 12.38%, 07/15/07 (d) (f)		350	-
PNC Bank NA, 6.88%, 04/01/18		975	992
Residential Capital LLC, 7.38%, 06/30/10 (k)		1,175	590
Resona Preferred Global Securities Cayman Ltd., 7.19% (callable at 100 beginning 07/30/15) (e) (p) (u)		1,525	1,332
Royal Bank of Scotland Group Plc, 9.12% (callable at 100 beginning 03/31/10) (p)		1,025	1,034
Royal Bank of Scotland Group Plc, 6.99% (callable at 100 beginning 10/05/17) (e) (p) (u)		775	658
Santander Perpetual SA Unipersonal, 6.67% (callable at 100 beginning 10/24/17) (e) (p) (u)		100	90
SLM Corp., 5.13%, 08/27/12		1,500	1,157
Swiss Re Capital I LP, 6.85% (callable at 100 beginning 05/25/16) (e) (p) (u)		1,175	1,093
Travelers Cos. Inc., 6.25%, 03/15/37		630	556
UBS AG New Jersey-Credit Linked Bond, 6.00%, 12/31/17 (e) (f) (u)	BRL	1,620	608
Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14		400	385
VTB Capital SA, 6.61%, 10/31/12 (e) (u)		800	777
Wachovia Corp., 5.25%, 08/01/14		1,730	1,709
Wells Fargo & Co., 5.30%, 08/26/11		1,250	1,294
Wells Fargo & Co., 4.38%, 01/31/13		2,550	2,537
White Mountains Re Group Inc., 6.38%, 03/20/17 (e) (b) (u)		1,275	1,189
ZFS Finance USA Trust I, 5.88%, 05/09/32 (e) (t)		1,225	1,160
			56,598
HEALTH CARE - 0.1%
DaVita Inc., 6.63%, 03/15/13		300	291
HCA Inc., 9.13%, 11/15/14		60	62
HCA Inc., 9.25%, 11/15/16		460	477
HCA Inc., 9.63%, 11/15/16		68	71
			901
INDUSTRIALS - 0.6%
Cargill Inc., 5.20%, 01/22/13 (e) (u)		1,425	1,438
Continental Airlines Inc., 6.54%, 03/15/08 (f)		5	5
Corrections Corp. of America, 6.25%, 03/15/13		100	98
DRS Technologies Inc., 7.63%, 02/01/18		50	50
Holt Group Inc., 9.75%, 01/15/06 (d) (f)		200	-

L-3 Communications Corp., 7.63%, 06/15/12	200	205
Radnor Holdings Corp., 11.00%, 03/15/10 (d) (t)	125	-
Safety-Kleen Services, 9.25%, 06/01/08 (d) (f) (t)	375	-
Tyco Electronics Group SA, 6.00%, 10/01/12 (e) (u)	450	461
Tyco International Group SA, 6.13%, 11/01/08	1,125	1,133
Tyco International Group SA, 6.00%, 11/15/13	590	593
		3,983
INFORMATION TECHNOLOGY - 0.3%
Fiserv Inc., 6.13%, 11/20/12	1,100	1,134
Sungard Data Systems Inc., 9.13%, 08/15/13	75	76
Xerox Corp., 5.50%, 05/15/12	1,050	1,058
		2,268
MATERIALS - 0.2%
Graphic Packaging International Corp., 9.50%, 08/15/13 (b)	190	182
Methanex Corp., 8.75%, 08/15/12	175	188
Owens Brockway Glass Container Inc., 8.25%, 05/15/13	375	388
Plastipak Holdings Inc., 8.50%, 12/15/15 (e) (u)	150	137
Smurfit Capital Funding Plc, 7.50%, 11/20/25	225	198
Weyerhaeuser Co., 6.75%, 03/15/12	440	462
		1,555
TELECOMMUNICATION SERVICES - 1.3%
American Tower Corp., 7.50%, 05/01/12	125	128
France Telecom SA, 7.75%, 03/01/11	1,975	2,142
FTD Inc., 7.75%, 02/15/14	170	150
Intelsat Ltd., 9.00%, 08/15/14	65	65
Intelsat Ltd., 9.00%, 06/15/16	85	86
Nextel Communications Inc., 6.88%, 10/31/13	780	616
Nextel Communications Inc., 7.38%, 08/01/15	650	501
Qwest Communications International Inc., 7.50%, 02/15/14	255	240
Qwest Communications International Inc., 7.50%, 02/15/14 (k)	80	75
Qwest Corp., 8.88%, 03/15/12 (k)	125	128
Sprint Capital Corp., 8.38%, 03/15/12	1,150	1,064
Telecom Italia Capital SA, 6.20%, 07/18/11	975	967
Telecom Italia Capital SA, 6.00%, 09/30/34	925	782
Verizon Communications Inc., 6.40%, 02/15/38	1,100	1,070
Windstream Corp., 8.63%, 08/01/16	180	176
		8,190
UTILITIES - 0.4%
AES Corp., 9.38%, 09/15/10	250	264
AES Corp., 8.88%, 02/15/11 (b)	50	52
FirstEnergy Corp., 6.45%, 11/15/11	510	534
FirstEnergy Corp., 7.38%, 11/15/31	240	261
NRG Energy Inc., 7.25%, 02/01/14	100	99
NRG Energy Inc., 7.38%, 02/01/16	485	475
Pacific Gas & Electric Co., 6.05%, 03/01/34	450	441
Pacific Gas & Electric Co., 5.80%, 03/01/37 (b)	300	285
		2,411

Total Corporate Bonds and Notes (cost $119,231)		113,876

GOVERNMENT AND AGENCY OBLIGATIONS - 60.5%

GOVERNMENT SECURITIES - 10.3%
Municipals - 4.3%
Greenville County, South Carolina, 5.50%, 12/01/28		14,200	15,962
Illinois Finance Authority Revenue Advocate Health Auction Rate Bond
Series B1 - AMBAC Insured, 6.00%, 11/01/38 (i)		1,000	1,000
Illinois Finance Authority Revenue Auction Rate Bond - Series B, 7.00%, 11/15/37 (i)		600	600
Michigan State University - AMBAC Insured, 2.68%, 02/15/37		2,165	1,516
Mississippi Development Bank Special Obligation Auction Rate Bond - Series A - FSA Insured, 9.00%, 03/01/23 (i)		1,700	1,700
New Hanover County North Carolina Hospital, 6.11%, 10/01/36		825	825
Pasco County Florida School Board Certificates Auction Rate Bond - Series B - FGIC Insured, 7.97%, 08/01/32 (i)		300	300
Puerto Rico Commonwealth Auction Rate Bond - Series A6 - Assured Guaranty Corp. Insured, 5.00%, 07/01/33 (i)		4,975	4,975
Sacramento County California - AMBAC Insured, 5.00%, 12/01/38		1,575	1,575
Tennessee Valley Authority, 5.98%, 04/01/36		1,250	1,406
			29,859
Sovereign - 3.0%
Farmer Mac Guaranteed Notes Trust, 5.13%, 04/19/17 (e) (u)		2,100	2,252
Federative Republic of Brazil - Credit Linked Note, 6.00%, 05/15/17 (e) (f) (u)		9,761	10,615
Province of Quebec, Canada, 4.60%, 05/26/15		1,475	1,547
Region of Lombardy Italy, 5.80%, 10/25/32		750	837
Republic of Argentina, 3.09%, 08/03/12 (i)		2,700	1,435
Republic of Argentina, 7.00%, 09/12/13		3,400	2,805
Republic of Argentina, 2.00%, 01/03/16	ARS	2,463	1,048
			20,539
U.S. Treasury Securities - 3.0%
U.S. Treasury Bond, 8.88%, 08/15/17 (b)		130	185
U.S. Treasury Bond, 6.13%, 11/15/27 (b)		100	124
U.S. Treasury Bond, 4.50%, 02/15/36 (b)		1,000	1,033
U.S. Treasury Bond, 4.75%, 02/15/37 (b)		4,435	4,770
U.S. Treasury Bond, 4.38%, 02/15/38 (b)		430	435
U.S. Treasury Note, 4.63%, 10/31/11 (b)		90	98
U.S. Treasury Note, 4.50%, 04/30/12 (b)		2,000	2,173
U.S. Treasury Note, 3.38%, 11/30/12 (b)		11,100	11,564
U.S. Treasury Note, 4.00%, 02/15/14 (b)		100	108
			20,490
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 50.2%
Federal Farm Credit Bank - 1.1%
Federal Farm Credit Bank, 4.88%, 12/16/15 (b)		7,100	7,523

Federal Home Loan Bank - 6.0%
Federal Home Loan Bank, 5.10%, 09/19/08		500	506
Federal Home Loan Bank, 5.00%, 03/14/14		16,000	17,245
Federal Home Loan Bank, 4.88%, 06/13/14		20,000	21,327
Federal Home Loan Bank, 5.50%, 07/15/36 (b)		2,000	2,185
			41,263
Federal Home Loan Mortgage Corp. - 4.9%
Federal Home Loan Mortgage Corp., 4.00%, 06/01/18		13,605	13,373
Federal Home Loan Mortgage Corp., 4.50%, 03/01/19		8,710	8,688
Federal Home Loan Mortgage Corp., 1156.50%, 06/15/21 (t)		-	1
Federal Home Loan Mortgage Corp., 5.50%, 04/01/35, TBA (g)		5,000	5,048
Federal Home Loan Mortgage Corp., 0.00%, 08/15/35 (0.00% until LIBOR reaches 6.50%) (k) (t)		60	61
Federal Home Loan Mortgage Corp., 0.00%, 09/15/35 (0.00% until LIBOR reaches 7.00%) (k) (t)		516	498
Federal Home Loan Mortgage Corp., 6.05%, 01/01/37 (i)		2,301	2,356

Federal Home Loan Mortgage Corp., 0.00%, 04/15/37 (0.00% until LIBOR reaches 6.75%) (k) (t)	458	497
Federal Home Loan Mortgage Corp., 7.00%, 11/01/37	2,653	2,788
		33,310
Federal National Mortgage Association - 37.3%
Federal National Mortgage Association, 6.63%, 09/15/09 (b)	620	659
Federal National Mortgage Association, 4.75%, 11/19/12 (b)	1,000	1,067
Federal National Mortgage Association, 5.00%, 01/01/18	839	851
Federal National Mortgage Association, 5.00%, 02/01/18	949	963
Federal National Mortgage Association, 5.00%, 02/01/18	699	709
Federal National Mortgage Association, 5.00%, 03/01/18	1,100	1,118
Federal National Mortgage Association, 5.50%, 03/18/18, TBA (g)	8,000	8,171
Federal National Mortgage Association, 5.00%, 04/01/18	871	883
Federal National Mortgage Association, 5.00%, 05/01/18	872	884
Federal National Mortgage Association, 5.00%, 06/01/18	1,138	1,154
Federal National Mortgage Association, 5.00%, 06/01/18	500	507
Federal National Mortgage Association, 5.00%, 06/01/18	930	943
Federal National Mortgage Association, 5.00%, 06/01/18	1,075	1,090
Federal National Mortgage Association, 5.00%, 06/01/18	1,068	1,083
Federal National Mortgage Association, 5.00%, 06/01/18	1,043	1,058
Federal National Mortgage Association, 5.00%, 06/01/18	896	908
Federal National Mortgage Association, 5.00%, 06/01/18	777	788
Federal National Mortgage Association, 5.00%, 06/01/18	948	961
Federal National Mortgage Association, 5.00%, 07/01/18	812	823
Federal National Mortgage Association, 5.00%, 09/01/18	712	722
Federal National Mortgage Association, 5.00%, 09/01/18	1,091	1,106
Federal National Mortgage Association, 5.00%, 10/01/18	969	983
Federal National Mortgage Association, 5.00%, 10/01/18	717	727
Federal National Mortgage Association, 5.00%, 10/01/18	683	693
Federal National Mortgage Association, 5.00%, 11/01/18	797	808
Federal National Mortgage Association, 5.00%, 11/01/18	1,152	1,169
Federal National Mortgage Association, 5.00%, 11/01/18	974	988
Federal National Mortgage Association, 5.00%, 11/01/18	820	832
Federal National Mortgage Association, 5.00%, 11/01/18	748	759
Federal National Mortgage Association, 5.00%, 12/01/18	710	720
Federal National Mortgage Association, 5.00%, 12/01/18	709	719
Federal National Mortgage Association, 5.00%, 12/01/18	753	764
Federal National Mortgage Association, 5.00%, 12/01/18	745	756
Federal National Mortgage Association, 5.00%, 01/01/19	789	800
Federal National Mortgage Association, 5.00%, 01/01/19	1,173	1,189
Federal National Mortgage Association, 5.00%, 02/01/19	810	821
Federal National Mortgage Association, 5.00%, 03/01/19	717	727
Federal National Mortgage Association, 5.00%, 03/01/19	975	988
Federal National Mortgage Association, 5.00%, 04/01/19	729	738
Federal National Mortgage Association, 5.00%, 04/01/19	778	788
Federal National Mortgage Association, 5.00%, 04/01/19	709	719
Federal National Mortgage Association, 5.00%, 04/01/19	881	892
Federal National Mortgage Association, 10.40%, 04/25/19	2	3
Federal National Mortgage Association, 5.00%, 05/01/19	853	864
Federal National Mortgage Association, 6.00%, 09/01/19	1,857	1,912
Federal National Mortgage Association, 6.00%, 12/01/20	2,337	2,407
Federal National Mortgage Association, 6.50%, 02/01/26	4	4
Federal National Mortgage Association, 8.00%, 08/01/29	2	2

Federal National Mortgage Association, 8.00%, 04/01/30	7	8
Federal National Mortgage Association, 8.00%, 07/01/30	16	17
Federal National Mortgage Association, 8.00%, 08/01/30	4	5
Federal National Mortgage Association, 8.00%, 10/01/30	64	69
Federal National Mortgage Association, 8.00%, 01/01/31	17	19
Federal National Mortgage Association, 8.00%, 01/01/31	33	36
Federal National Mortgage Association, 7.50%, 02/01/31	31	33
Federal National Mortgage Association, 8.00%, 02/01/31	6	6
Federal National Mortgage Association, 7.50%, 03/01/31	34	36
Federal National Mortgage Association, 6.00%, 07/01/32	15	16
Federal National Mortgage Association, 7.00%, 07/01/32	22	23
Federal National Mortgage Association, 0.00%, 05/25/35 (0.00% until LIBOR reaches 7.00%) (k) (t)	177	178
Federal National Mortgage Association, 5.00%, 06/01/35	409	405
Federal National Mortgage Association, 7.00%, 08/01/35	1,111	1,171
Federal National Mortgage Association, 5.00%, 09/01/35	272	270
Federal National Mortgage Association, 5.00%, 09/01/35	221	219
Federal National Mortgage Association, 5.00%, 09/01/35	42	42
Federal National Mortgage Association, 5.00%, 09/01/35	804	797
Federal National Mortgage Association, 5.00%, 11/01/35	38	38
Federal National Mortgage Association, 5.00%, 11/01/35	35	35
Federal National Mortgage Association, 5.00%, 11/01/35	41	41
Federal National Mortgage Association, 6.29%, 11/01/35 (i)	246	253
Federal National Mortgage Association, 7.00%, 11/01/35	570	600
Federal National Mortgage Association, 5.00%, 12/01/35	23	22
Federal National Mortgage Association, 5.00%, 01/01/36	421	417
Federal National Mortgage Association, 5.00%, 02/01/36	5,371	5,324
Federal National Mortgage Association, 6.50%, 04/01/36, TBA (g)	2,000	2,071
Federal National Mortgage Association, 5.00%, 04/12/36, TBA (g)	6,000	5,938
Federal National Mortgage Association, 5.50%, 04/12/36, TBA (g)	7,000	7,066
Federal National Mortgage Association, 5.00%, 05/01/36	14,017	13,885
Federal National Mortgage Association, 6.66%, 05/01/36 (i)	1,472	1,505
Federal National Mortgage Association, 6.79%, 05/01/36 (i)	1,463	1,497
Federal National Mortgage Association, 6.70%, 07/01/36 (i)	1,424	1,456
Federal National Mortgage Association, 6.78%, 08/01/36 (i)	1,536	1,572
Federal National Mortgage Association, 6.66%, 09/01/36 (i)	1,523	1,564
Federal National Mortgage Association, 0.00%, 09/25/36 (0.00% until LIBOR reaches 7.00%) (k) (t)	244	246
Federal National Mortgage Association, 7.00%, 10/01/36	583	612
Federal National Mortgage Association, 5.50%, 11/01/36	971	982
Federal National Mortgage Association, 6.50%, 11/01/36	611	633
Federal National Mortgage Association, 5.50%, 12/01/36	1,000	1,011
Federal National Mortgage Association, 5.50%, 02/01/37	972	982
Federal National Mortgage Association, 5.50%, 02/01/37	905	897
Federal National Mortgage Association, 5.50%, 03/01/37	523	528
Federal National Mortgage Association, 7.00%, 03/01/37	4,342	4,560
Federal National Mortgage Association, 5.50%, 04/01/37	1,666	1,683
Federal National Mortgage Association, 5.50%, 04/01/37	684	691
Federal National Mortgage Association, 5.50%, 04/01/37	1,196	1,209
Federal National Mortgage Association, 7.00%, 04/01/37	25,042	26,304
Federal National Mortgage Association, 5.50%, 05/01/37	472	477
Federal National Mortgage Association, 5.50%, 05/01/37	1,000	1,011
Federal National Mortgage Association, 7.00%, 05/01/37	68	72
Federal National Mortgage Association, 5.50%, 06/01/37	1,000	1,011

Federal National Mortgage Association, 5.50%, 06/01/37	1,000	1,011
Federal National Mortgage Association, 5.50%, 07/01/37	29	29
Federal National Mortgage Association, 5.50%, 07/01/37	2,528	2,555
Federal National Mortgage Association, 7.00%, 08/01/37	4,563	4,793
Federal National Mortgage Association, 7.00%, 08/01/37	19,541	20,526
Federal National Mortgage Association, 7.50%, 08/01/37	943	998
Federal National Mortgage Association, 5.50%, 09/01/37	1,319	1,333
Federal National Mortgage Association, 6.50%, 09/01/37	61	63
Federal National Mortgage Association, 7.01%, 09/01/37	20,463	21,494
Federal National Mortgage Association, 6.50%, 10/01/37	6	6
Federal National Mortgage Association, 6.50%, 10/01/37	591	613
Federal National Mortgage Association, 7.00%, 10/01/37	5,803	6,095
Federal National Mortgage Association, 6.50%, 11/01/37	210	218
Federal National Mortgage Association, 6.50%, 11/01/37	52	54
Federal National Mortgage Association, 6.50%, 11/01/37	80	82
Federal National Mortgage Association, 6.50%, 11/01/37	63	65
Federal National Mortgage Association, 6.50%, 11/01/37	128	132
Federal National Mortgage Association, 7.00%, 11/01/37	3,955	4,155
Federal National Mortgage Association, 7.50%, 11/01/37	4,651	4,921
Federal National Mortgage Association, 7.50%, 11/01/37	956	1,011
Federal National Mortgage Association, 7.50%, 11/01/37	987	1,045
Federal National Mortgage Association, 7.50%, 11/01/37	817	865
Federal National Mortgage Association, 5.50%, 12/01/37	1,000	1,011
Federal National Mortgage Association, 6.50%, 12/01/37	66	69
Federal National Mortgage Association, 6.50%, 12/01/37	18	19
Federal National Mortgage Association, 6.50%, 12/01/37	23	23
Federal National Mortgage Association, 6.50%, 12/01/37	95	99
Federal National Mortgage Association, 6.50%, 12/01/37	209	217
Federal National Mortgage Association, 6.50%, 12/01/37	955	990
Federal National Mortgage Association, 6.50%, 12/01/37	267	277
Federal National Mortgage Association, 6.50%, 12/01/37	142	147
Federal National Mortgage Association, 6.50%, 12/01/37	12	13
Federal National Mortgage Association, 6.50%, 12/01/37	201	208
Federal National Mortgage Association, 6.50%, 12/01/37	13	13
Federal National Mortgage Association, 6.50%, 12/01/37	8	8
Federal National Mortgage Association, 6.50%, 12/01/37	11	12
Federal National Mortgage Association, 6.50%, 12/01/37	2,898	3,004
Federal National Mortgage Association, 6.50%, 12/01/37	177	183
Federal National Mortgage Association, 7.50%, 12/01/37	1,919	2,030
Federal National Mortgage Association, 5.50%, 01/01/38	1,015	1,025
Federal National Mortgage Association, 5.50%, 01/01/38	1,421	1,436
Federal National Mortgage Association, 5.50%, 01/01/38	1,435	1,450
Federal National Mortgage Association, 5.50%, 01/01/38	1,000	1,011
Federal National Mortgage Association, 6.50%, 01/01/38	13	13
Federal National Mortgage Association, 6.50%, 01/01/38	37	39
Federal National Mortgage Association, 6.50%, 01/01/38	85	88
Federal National Mortgage Association, 6.50%, 01/01/38	117	121
Federal National Mortgage Association, 6.50%, 01/01/38	103	107
Federal National Mortgage Association, 6.50%, 01/01/38	80	83
Federal National Mortgage Association, 6.50%, 01/01/38	193	200
Federal National Mortgage Association, 6.50%, 01/01/38	114	118
Federal National Mortgage Association, 6.50%, 01/01/38	234	242

Federal National Mortgage Association, 6.50%, 01/01/38	175	181
Federal National Mortgage Association, 6.50%, 01/01/38	166	172
Federal National Mortgage Association, 6.50%, 01/01/38	88	91
Federal National Mortgage Association, 6.50%, 01/01/38	80	83
Federal National Mortgage Association, 7.00%, 01/01/38	4,885	5,131
Federal National Mortgage Association, 7.00%, 01/01/38	3,186	3,347
Federal National Mortgage Association, 7.50%, 01/01/38	998	1,056
Federal National Mortgage Association, 7.50%, 01/01/38	980	1,037
Federal National Mortgage Association, 5.50%, 02/01/38	17,000	17,183
Federal National Mortgage Association, 5.50%, 02/01/38	28	28
Federal National Mortgage Association, 5.50%, 02/01/38	570	564
Federal National Mortgage Association, 5.50%, 03/01/38	430	426
Federal National Mortgage Association, 5.50%, 04/01/38	1,425	1,439
Federal National Mortgage Association, 5.50%, 05/01/38	95	93
		255,914
Government National Mortgage Association - 0.9%
Government National Mortgage Association, 6.50%, 04/18/32, TBA (g)	6,000	6,236

Total Government and Agency Obligations (cost $404,132)		415,134

SHORT TERM INVESTMENTS - 9.5%
Mutual Funds - 4.3%
JNL Money Market Fund, 2.72% (a) (h)	29,552	29,552

Securities Lending Collateral - 5.2%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	35,587	35,587

Total Short Term Investments (cost $65,139)		65,139

Total Investments - 110.0% (cost $770,122)		754,695
Forward Sales Commitments, Net - (0.2%)		(1,036)
Other Assets and Liabilities, Net - (9.8%) (m) (o)		(67,396)
Total Net Assets - 100%		$ 686,263

Forward Sales Commitments - 0.2%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.2%
Federal National Mortgage Association - 0.2%
Federal National Mortgage Association, 6.50%, 03/01/37	1,000	$ 1,036

Total Forward Sales Commitments - 0.2% (proceeds $1,035)		$ 1,036

JNL/Goldman Sachs Mid Cap Value Fund
COMMON STOCKS - 96.1%
CONSUMER DISCRETIONARY - 9.9%
BorgWarner Inc. (b)	21	$ 906
Cablevision Systems Corp. - Class A (b) (c)	58	1,236
Charter Communications Inc. - Class A (b) (c)	395	336
DISH Network Corp. (c)	28	793
Fortune Brands Inc.	25	1,706
H&R Block Inc. (b)	93	1,920
J.C. Penney Co. Inc.	34	1,283

Johnson Controls Inc.	62	2,092
Mattel Inc.	51	1,006
MDC Holdings Inc.	8	360
Newell Rubbermaid Inc.	98	2,235
NVR Inc. (c)	1	699
Ross Stores Inc.	25	753
Tenneco Inc. (c)	18	501
		15,826
CONSUMER STAPLES - 7.3%
Campbell Soup Co.	23	785
Clorox Co.	45	2,540
Coca-Cola Enterprises Inc. (b)	29	705
ConAgra Foods Inc.	67	1,599
Energizer Holdings Inc. (c)	4	384
General Mills Inc.	15	881
Loews Corp. - Carolina Group	8	615
Reynolds American Inc. (b)	10	578
Safeway Inc.	35	1,027
SUPERVALU Inc.	83	2,494
		11,608
ENERGY - 14.8%
Hess Corp.	62	5,490
Oil States International Inc. (b) (c)	26	1,145
Petroleum Development Corp. (c)	3	204
Quicksilver Resources Inc. (b) (c)	49	1,780
Range Resources Corp.	97	6,186
Smith International Inc. (b)	19	1,207
W-H Energy Services Inc. (c)	33	2,300
Williams Cos. Inc.	159	5,254
		23,566
FINANCIALS - 23.1%
Annaly Capital Management Inc. (b)	50	760
Apartment Investment & Management Co. (b)	57	2,029
Assurant Inc.	24	1,468
Camden Property Trust (b)	16	796
CIT Group Inc. (b)	39	465
Comerica Inc.	43	1,501
Commerce Bancshares Inc.	30	1,256
DCT Industrial Trust Inc.	92	920
Everest Re Group Ltd.	21	1,914
Genworth Financial Inc. - Class A	54	1,225
Highwoods Properties Inc. (b)	40	1,235
Hudson City Bancorp Inc.	57	1,003
KeyCorp	59	1,293
Lazard Ltd. - Class A (b)	13	483
Legg Mason Inc.	17	951
Liberty Property LP	6	174
Lincoln National Corp.	20	1,044
M&T Bank Corp. (b)	14	1,119
Northern Trust Corp.	31	2,051
PartnerRe Ltd.	20	1,505

Pennsylvania Real Estate Investment Trust (b)	46	1,123
Philadelphia Consolidated Holding Co. (c)	29	945
Principal Financial Group Inc. (b)	15	860
Realty Income Corp. (b)	6	152
RenaissanceRe Holdings Ltd.	14	750
SLM Corp. (c)	46	704
Synovus Financial Corp. (b)	63	693
Torchmark Corp.	14	819
Unum Group (b)	56	1,229
Vornado Realty Trust	30	2,619
Webster Financial Corp.	47	1,319
Willis Group Holdings Ltd.	37	1,251
WR Berkley Corp.	27	754
XL Capital Ltd. - Class A	14	427
		36,837
HEALTH CARE - 4.3%
Coventry Health Care Inc. (c)	8	332
Edwards Lifesciences Corp. (b) (c)	31	1,371
Health Net Inc. (c)	9	276
IMS Health Inc.	62	1,308
Laboratory Corp. of America Holdings (b) (c)	30	2,193
PerkinElmer Inc.	58	1,398
		6,878
INDUSTRIALS - 7.6%
Alliant Techsystems Inc. (b) (c)	8	848
Allied Waste Industries Inc. (c)	215	2,327
Chicago Bridge & Iron Co. NV - NYS	12	474
Cooper Industries Ltd. - Class A	19	780
Eaton Corp.	18	1,447
KBR Inc.	23	630
Landstar System Inc.	14	732
Lennox International Inc.	24	856
Monster Worldwide Inc. (b) (c)	23	551
Parker Hannifin Corp.	21	1,476
Rockwell Collins Inc.	8	481
Ryder System Inc.	18	1,118
Southwest Airlines Co.	33	407
		12,127
INFORMATION TECHNOLOGY - 6.8%
Activision Inc. (c)	62	1,687
Amphenol Corp. - Class A	109	4,079
Intuit Inc. (c)	58	1,556
Lexmark International Inc. (b) (c)	16	491
Seagate Technology Inc.	115	2,407
Tessera Technologies Inc. (c)	30	621
		10,841
MATERIALS - 5.9%
Albemarle Corp.	31	1,146
Celanese Corp. - Class A	33	1,307
CF Industries Holdings Inc.	10	1,002
Rockwood Holdings Inc. (b) (c)	24	781
Rohm & Haas Co. (b)	15	826

Steel Dynamics Inc.	47	1,549
Temple-Inland Inc.	16	201
United States Steel Corp.	20	2,543
		9,355
TELECOMMUNICATION SERVICES - 1.2%
Cincinnati Bell Inc. (b) (c)	117	497
Embarq Corp.	36	1,448
		1,945
UTILITIES - 15.4%
American Electric Power Co. Inc.	38	1,602
CMS Energy Corp. (b)	31	425
Constellation Energy Group Inc.	6	505
DPL Inc. (b)	104	2,661
Edison International Inc.	53	2,620
Entergy Corp.	39	4,297
Equitable Resources Inc.	30	1,790
FirstEnergy Corp.	33	2,259
PG&E Corp.	55	2,032
PPL Corp.	87	4,008
SCANA Corp.	4	139
Sempra Energy	16	830
Wisconsin Energy Corp.	31	1,360
		24,528

Total Common Stocks (cost $162,235)		153,511

SHORT TERM INVESTMENTS - 19.5%
Mutual Funds - 3.4%
JNL Money Market Fund, 2.72% (a) (h)	5,378	5,378

Securities Lending Collateral - 16.1%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	25,631	25,631

Total Short Term Investments (cost $31,009)		31,009

Total Investments - 115.6% (cost $193,244)		184,520
Other Assets and Liabilities, Net - (15.6%)		(24,931)
Total Net Assets - 100%		$ 159,589

JNL/Goldman Sachs Short Duration Bond Fund
PREFERRED STOCKS - 0.6%
FINANCIALS - 0.6%
ING Capital Funding Trust III, 8.44% (callable at 100 beginning 12/31/10) (p)	2,350	$ 2,345

Total Preferred Stocks (cost $2,515)		2,345

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 24.8%
Adjustable Rate Mortgage Trust, 5.00%, 04/25/35 (i)	$ 292	284
American Home Mortgage Assets Trust, 5.27%, 10/25/46 (f) (i)	2,513	1,882
American Home Mortgage Assets Trust, 5.30%, 10/25/46 (f) (i)	2,553	1,918
Banc of America Funding Corp., 2.82%, 06/20/47 (f) (i)	600	330

BCAP LLC Trust, 3.24%, 11/25/36 (i)	362	288
Bear Stearns Adjustable Rate Mortgage Trust, 4.45%, 04/25/34 (i)	461	403
Bear Stearns Adjustable Rate Mortgage Trust, 5.07%, 06/25/35 (i)	1,103	1,072
Bear Stearns Adjustable Rate Mortgage Trust, 5.75%, 07/25/36	771	637
Bear Stearns Alt-A Trust, 6.26%, 09/25/47 (i)	2,778	2,257
Bear Stearns Commercial Mortgage Securities Inc., 5.20%, 12/11/38	3,000	2,894
Bear Stearns Commercial Mortgage Securities Inc., 5.54%, 10/12/41	1,500	1,485
Bear Stearns Mortgage Funding Trust, 2.82%, 08/25/36 (f) (i)	2,100	1,553
Capital One Multi-Asset Execution Trust, 4.95%, 09/15/12	6,700	6,871
Chase Issuance Trust, 4.96%, 09/17/12	4,000	4,122
Chase Mortgage Finance Corp., 4.60%, 02/25/37 (i)	867	852
CIT Mortgage Loan Trust, 3.60%, 05/25/09 (e) (f) (i) (t)	1,523	1,371
CIT Mortgage Loan Trust, 3.85%, 01/25/10 (e) (f) (i) (t)	430	280
CIT Mortgage Loan Trust, 4.05%, 09/25/24 (e) (f) (i) (t)	880	484
Countrywide Alternative Loan Trust, 5.74%, 09/25/35 (f) (i)	368	270
Countrywide Alternative Loan Trust, 2.79%, 08/25/46 (i)	2,163	1,622
Countrywide Home Loan Mortgage Pass Through Trust, 4.55%, 11/20/34 (i)	362	319
Countrywide Home Loan Mortgage Pass Through Trust, 4.90%, 08/20/35 (i)	1,612	1,313
CS First Boston Mortgage Securities Corp., 6.53%, 06/15/34	3,500	3,591
CS First Boston Mortgage Securities Corp., 7.29%, 09/15/41	3,962	4,053
Downey Savings & Loan Association Mortgage Loan Trust, 2.76%, 11/19/37 (i)	1,657	1,257
First Horizon Mortgage Pass Through-Trust, 4.75%, 12/25/34	131	125
GMAC Mortgage Corp. Loan Trust, 4.40%, 06/25/34 (i)	1,269	1,242
GMAC Mortgage Corp. Loan Trust, 7.00%, 09/25/37 (f)	423	239
GMAC Mortgage Corp. Loan Trust, 7.00%, 09/25/37 (f)	428	245
GreenPoint Mortgage Funding Trust, 2.78%, 09/25/46 (i)	2,917	2,202
Harborview Mortgage Loan Trust, 5.73%, 12/19/35 (i)	729	516
Harborview Mortgage Loan Trust, 6.00%, 08/19/36 (i)	1,941	1,592
Harborview Mortgage Loan Trust, 2.79%, 08/21/36 (i)	2,900	2,188
Harborview Mortgage Loan Trust, 2.74%, 11/19/36 (i)	2,259	1,718
Harborview Mortgage Loan Trust, 2.75%, 01/19/38 (i)	1,984	1,507
Household Home Equity Loan Trust, 2.97%, 03/20/36 (i)	2,794	2,161
Household Home Equity Loan Trust, 3.74%, 11/20/36 (i)	1,665	1,405
IndyMac Index Mortgage Loan Trust, 5.38%, 08/25/35 (i)	517	435
IndyMac Index Mortgage Loan Trust, 5.44%, 09/25/35 (i)	671	499
JPMorgan Chase Commercial Mortgage Securities Corp., 4.20%, 07/25/35 (i)	907	882
JPMorgan Chase Commercial Mortgage Securities Corp., 4.75%, 07/25/35 (i)	842	813
JPMorgan Chase Commercial Mortgage Securities Corp., 4.77%, 07/25/35 (i)	850	817
JPMorgan Chase Commercial Mortgage Securities Corp., 5.81%, 06/12/43	1,500	1,514
JPMorgan Mortgage Trust, 5.07%, 07/25/35	644	637
LB-UBS Commercial Mortgage Trust, 5.35%, 11/15/38	3,000	2,925
LB-UBS Commercial Mortgage Trust, 5.42%, 02/15/40	1,500	1,457
Lehman XS Trust, 2.90%, 11/25/35 (i)	1,216	956
Luminent Mortgage Trust, 2.79%, 07/25/36 (i)	683	513
Merrill Lynch Alternative Note Asset Trust, 5.66%, 06/25/37 (i)	2,750	1,899
Residential Accredit Loans Inc., 6.55%, 10/25/37 (f)	1,471	1,223
Residential Accredit Loans Inc., 5.33%, 01/25/46 (f) (i)	1,157	859
Residential Funding Mortgage Securities I Inc., 5.19%, 09/25/35	777	729
Residential Funding Mortgage Securities I Inc., 5.21%, 09/25/35	709	681
Structured Adjustable Rate Mortgage Loan Trust, 4.38%, 05/25/34	526	490
Structured Adjustable Rate Mortgage Loan Trust, 5.25%, 09/25/34	203	172
Structured Adjustable Rate Mortgage Loan Trust, 5.45%, 11/25/34	957	867

Structured Adjustable Rate Mortgage Loan Trust, 6.00%, 11/25/37 (f)	2,785	2,240
Structured Asset Mortgage Investments Inc., 5.83%, 08/25/47 (f) (i)	2,960	2,113
Structured Asset Securities Corp., 4.53%, 09/25/33	1,000	1,002
Thornburg Mortgage Securities Trust, 2.72%, 07/25/36 (i)	2,487	2,295
Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.18%, 10/25/46 (f) (i)	2,373	1,536
Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.17%, 11/25/46 (f) (i)	2,605	1,783
Washington Mutual Mortgage Backed Securities Trust, 5.25%, 09/25/46 (f) (i)	764	520
Washington Mutual Mortgage Backed Securities Trust, 5.29%, 09/25/46 (f) (i)	2,714	1,851
Washington Mutual Mortgage Pass-Through Certificates, 4.24%, 06/25/34	662	642
Washington Mutual Mortgage Pass-Through Certificates, 5.03%, 03/25/47 (f) (i)	833	542
Wells Fargo Mortgage Backed Securities Trust, 4.54%, 02/25/35 (i)	2,527	2,512
Wells Fargo Mortgage Backed Securities Trust, 4.52%, 04/25/35 (i)	5,236	4,887
Wells Fargo Mortgage Backed Securities Trust, 5.60%, 07/25/36 (i)	1,440	1,394

Total Non-U.S. Government Agency Asset-Backed Securities (cost $113,916)		98,233

CORPORATE BONDS AND NOTES - 17.0%
CONSUMER DISCRETIONARY - 0.5%
COX Communications Inc., 4.63%, 01/15/10	750	750
Time Warner Cable Inc., 5.40%, 07/02/12	425	418
Time Warner Inc., 6.75%, 04/15/11	750	771
		1,939
FINANCIALS - 15.2%
American General Finance Corp., 4.88%, 05/15/10	2,500	2,500
ANZ Capital Trust, 4.48% (callable at 100 beginning 01/15/10) (e) (p) (u)	2,000	1,977
AXA Financial Inc., 7.75%, 08/01/10	2,115	2,313
Barclays Bank Plc, 8.55% (callable at 100 beginning 06/15/11) (e) (p) (t)	1,500	1,568
BNP Paribas Capital Trust, 9.00% (callable at 100 beginning 10/27/10) (e) (p) (t)	1,572	1,684
Citigroup Inc., 7.25%, 10/15/11	843	927
Countrywide Home Loans Inc., 4.00%, 03/22/11 (b)	1,500	1,338
European Investment Bank, 3.25%, 02/15/11 (b)	9,300	9,506
GATX Financial Corp., 5.13%, 04/15/10	750	758
Genworth Financial Inc., 5.23%, 05/16/09	2,250	2,270
Greater Bay Bancorp, 5.13%, 04/15/10	750	785
GreenPoint Bank, 9.25%, 10/01/10	1,175	1,228
Hartford Financial Services Group Inc., 5.66%, 11/16/08	4,500	4,571
HSBC Finance Corp., 6.38%, 08/01/10	2,500	2,559
HSBC Finance Corp., 5.70%, 06/01/11	925	931
Huntington National Bank, 4.65%, 06/30/09	1,280	1,278
iStar Financial Inc., 5.13%, 04/01/11	750	578
JPMorgan Chase & Co., 7.00%, 11/15/09	1,215	1,269
Lehman Brothers Holdings Inc., 5.75%, 07/18/11	2,000	1,966
Marsh & McLennan Cos. Inc., 5.15%, 09/15/10	750	748
Merrill Lynch & Co. Inc., 3.53%, 07/25/11 (i)	1,250	1,137
Morgan Stanley, 5.05%, 01/21/11	1,925	1,931
National Australia Bank Ltd., 8.60%, 05/19/10	3,000	3,240
Popular North America Inc., 3.88%, 10/01/08	1,365	1,360
Royal Bank of Scotland Group Plc, 9.12% (callable at 100 beginning 03/31/10) (p)	2,150	2,169
Santander Central Hispano Issuances Ltd., 7.63%, 11/03/09	2,000	2,139
SB Treasury Co. LLC, 9.40% (callable at 100 beginning 06/30/08) (e) (p) (t)	2,000	2,026
Transamerica Finance Group, 6.40%, 09/15/08	1,000	1,015

Union Planters Corp., 7.75%, 03/01/11	1,500	1,577
Wachovia Capital Trust III, 5.80% (callable at 100 beginning 03/15/11) (p)	650	463
Waddell & Reed Financial Inc., 5.60%, 01/15/11	750	765
Washington Mutual Inc., 8.25%, 04/01/10	1,250	1,087
ZFS Finance USA Trust I, 6.15%, 12/15/65 (e) (u)	500	441
		60,104
HEALTH CARE - 0.0%
UnitedHealth Group Inc., 5.50%, 11/15/12	125	127

INFORMATION TECHNOLOGY - 0.2%
Oracle Corp., 5.00%, 01/15/11	1,000	1,026

TELECOMMUNICATION SERVICES - 1.1%
Ameritech Capital Funding, 6.25%, 05/18/09	2,000	2,084
Sprint Capital Corp., 7.63%, 01/30/11	1,000	925
Verizon Global Funding Corp., 7.25%, 12/01/10	1,250	1,342
		4,351

Total Corporate Bonds and Notes (cost $67,591)		67,547

GOVERNMENT AND AGENCY OBLIGATIONS - 34.3%
GOVERNMENT SECURITIES - 7.9%
U.S. Treasury Securities - 7.9%
U.S. Treasury Bond, 8.00%, 11/15/21 (j)	6,500	3,569
U.S. Treasury Bond, 4.50%, 02/15/36 (b)	400	413
U.S. Treasury Bond, 4.38%, 02/15/38 (b)	740	749
U.S. Treasury Note, 3.25%, 12/31/09 (b)	6,000	6,165
U.S. Treasury Note, 4.13%, 08/31/12 (b)	18,000	19,309
U.S. Treasury Note, 2.88%, 01/31/13 (b)	1,000	1,020
		31,225
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 26.4%
Federal Home Loan Bank - 2.3%
Federal Home Loan Bank, 5.13%, 09/10/10 (o)	7,000	7,445
Federal Home Loan Bank, 5.17%, 03/01/36 (i)	1,749	1,754
		9,199
Federal Home Loan Mortgage Corp. - 6.3%
Federal Home Loan Mortgage Corp., 3.25%, 02/25/11 (b)	10,900	11,059
Federal Home Loan Mortgage Corp., 4.00%, 02/01/14	34	34
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	62	62
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	50	50
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	58	59
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	52	52
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	42	42
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	48	48
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	202	204
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	57	57
Federal Home Loan Mortgage Corp., 4.00%, 04/01/14	27	27
Federal Home Loan Mortgage Corp., 4.00%, 04/01/14	49	50
Federal Home Loan Mortgage Corp., 4.00%, 04/01/14	37	37
Federal Home Loan Mortgage Corp., 4.50%, 04/01/18	69	69
Federal Home Loan Mortgage Corp., 5.00%, 06/01/18	749	760
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	102	102

Federal Home Loan Mortgage Corp., 4.50%, 05/01/19	147	146
Federal Home Loan Mortgage Corp., 5.50%, 10/01/19	850	872
Federal Home Loan Mortgage Corp., 4.50%, 04/01/20	342	341
Federal Home Loan Mortgage Corp., 4.50%, 08/01/20	231	231
Federal Home Loan Mortgage Corp., 3.54%, 09/01/33 (i)	496	501
Federal Home Loan Mortgage Corp., 3.79%, 09/01/33 (i)	96	97
Federal Home Loan Mortgage Corp., 4.46%, 10/01/34 (i)	185	186
Federal Home Loan Mortgage Corp., 4.34%, 11/01/34 (i)	126	127
Federal Home Loan Mortgage Corp., 4.38%, 11/01/34 (i)	358	366
Federal Home Loan Mortgage Corp., 4.39%, 11/01/34 (i)	109	110
Federal Home Loan Mortgage Corp., 4.48%, 11/01/34 (i)	164	165
Federal Home Loan Mortgage Corp., 4.36%, 01/01/35 (i)	214	217
Federal Home Loan Mortgage Corp., 4.41%, 01/01/35 (i)	-	-
Federal Home Loan Mortgage Corp., 4.33%, 02/01/35 (i)	255	258
Federal Home Loan Mortgage Corp., 4.35%, 02/01/35 (i)	164	166
Federal Home Loan Mortgage Corp., 4.42%, 02/01/35 (i)	386	390
Federal Home Loan Mortgage Corp., 4.44%, 02/01/35 (i)	205	207
Federal Home Loan Mortgage Corp., 4.44%, 02/01/35 (i)	221	224
Federal Home Loan Mortgage Corp., 4.45%, 02/01/35 (i)	107	108
Federal Home Loan Mortgage Corp., 4.50%, 02/01/35 (i)	265	269
Federal Home Loan Mortgage Corp., 4.67%, 06/01/35 (i)	1,764	1,777
Federal Home Loan Mortgage Corp., 5.16%, 09/01/35 (i)	1,772	1,805
Federal Home Loan Mortgage Corp., 4.48%, 10/01/35 (i)	1,699	1,718
Federal Home Loan Mortgage Corp., 4.79%, 11/01/35 (i)	1,526	1,525
Federal Home Loan Mortgage Corp., 0.00%, 03/15/37 (0.00% until LIBOR reaches 7.25%) (k) (t)	360	339
		24,857
Federal National Mortgage Association - 16.7%
Federal National Mortgage Association, 5.50%, 01/01/17	130	133
Federal National Mortgage Association, 5.50%, 01/01/17	202	208
Federal National Mortgage Association, 5.50%, 01/01/17	90	93
Federal National Mortgage Association, 5.50%, 03/01/18	136	139
Federal National Mortgage Association, 4.50%, 06/01/18	3,900	3,889
Federal National Mortgage Association, 4.50%, 12/01/18	2,700	2,692
Federal National Mortgage Association, 5.50%, 12/01/18	698	716
Federal National Mortgage Association, 4.50%, 01/01/19	3,313	3,311
Federal National Mortgage Association, 5.50%, 01/01/19	1,494	1,534
Federal National Mortgage Association, 5.50%, 05/01/19	760	780
Federal National Mortgage Association, 4.61%, 03/01/33 (i)	15	15
Federal National Mortgage Association, 4.67%, 06/01/33	172	175
Federal National Mortgage Association, 4.85%, 06/01/33 (i)	1,523	1,546
Federal National Mortgage Association, 4.57%, 07/01/33 (i)	125	128
Federal National Mortgage Association, 3.68%, 09/01/33 (i)	16	16
Federal National Mortgage Association, 4.01%, 12/01/33 (i)	16	16
Federal National Mortgage Association, 4.29%, 12/01/33 (i)	2,039	2,077
Federal National Mortgage Association, 4.39%, 04/01/34 (i)	52	53
Federal National Mortgage Association, 4.77%, 10/01/34 (i)	63	64
Federal National Mortgage Association, 4.21%, 11/01/34 (i)	2,118	2,138
Federal National Mortgage Association, 4.56%, 11/01/34 (i)	460	468
Federal National Mortgage Association, 4.64%, 11/01/34 (i)	24	24
Federal National Mortgage Association, 4.52%, 12/01/34 (i)	230	233
Federal National Mortgage Association, 4.33%, 01/01/35 (i)	88	89
Federal National Mortgage Association, 4.45%, 01/01/35 (i)	273	276

Federal National Mortgage Association, 4.48%, 01/01/35 (i)	281	284
Federal National Mortgage Association, 4.51%, 01/01/35 (i)	301	305
Federal National Mortgage Association, 4.29%, 02/01/35 (i)	161	163
Federal National Mortgage Association, 4.43%, 02/01/35 (i)	658	676
Federal National Mortgage Association, 4.41%, 03/01/35 (i)	249	252
Federal National Mortgage Association, 4.66%, 04/01/35 (i)	387	393
Federal National Mortgage Association, 4.73%, 04/01/35 (i)	1,195	1,211
Federal National Mortgage Association, 4.92%, 04/01/35 (i)	1,420	1,454
Federal National Mortgage Association, 4.38%, 05/01/35 (i)	367	370
Federal National Mortgage Association, 4.66%, 05/01/35 (i)	1,698	1,712
Federal National Mortgage Association, 5.23%, 05/01/35 (i)	1,130	1,136
Federal National Mortgage Association, 4.73%, 06/01/35 (i)	1,437	1,453
Federal National Mortgage Association, 4.77%, 06/01/35 (i)	1,723	1,749
Federal National Mortgage Association, 4.83%, 07/01/35 (i)	1,847	1,858
Federal National Mortgage Association, 4.93%, 07/01/35 (i)	1,588	1,614
Federal National Mortgage Association, 4.54%, 08/01/35 (i)	1,957	1,982
Federal National Mortgage Association, 4.67%, 08/01/35 (i)	1,466	1,479
Federal National Mortgage Association, Interest Only, 2.70%, 08/25/35 (t)	48	4
Federal National Mortgage Association, 4.78%, 11/01/35 (i)	1,715	1,727
Federal National Mortgage Association, 4.89%, 11/01/35 (i)	1,321	1,318
Federal National Mortgage Association, 4.76%, 02/01/36 (i)	2,001	2,007
Federal National Mortgage Association, 5.25%, 02/01/36 (i)	2,355	2,394
Federal National Mortgage Association, 5.07%, 03/01/36 (i)	1,753	1,758
Federal National Mortgage Association, 5.16%, 03/01/36 (i)	1,561	1,572
Federal National Mortgage Association, 0.00%, 04/25/36 (0.00% until LIBOR reaches 6.25%) (k) (t)	224	234
Federal National Mortgage Association, 0.00%, 02/25/37 (0.00% until LIBOR reaches 7.25%) (k) (t)	585	563
Federal National Mortgage Association, 7.00%, 03/01/37	3,585	3,766
Federal National Mortgage Association, 7.00%, 04/01/37	3,618	3,800
Federal National Mortgage Association, 7.50%, 09/01/37	7,670	8,114
		66,161
Government National Mortgage Association - 1.1%
Government National Mortgage Association, 7.00%, 12/15/17	3,540	3,695
Government National Mortgage Association, 5.50%, 07/15/20	576	590
		4,285

Total Government and Agency Obligations (cost $132,445)		135,727

SHORT TERM INVESTMENTS - 34.1%
Mutual Funds - 21.4%
JNL Money Market Fund, 2.72% (a) (h)	85,016	85,016

Securities Lending Collateral - 12.7%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	50,224	50,224

Total Short Term Investments (cost $135,240)		135,240

Total Investments - 110.8% (cost $451,707)		439,092
Other Assets and Liabilities, Net - (10.8%) (m)		(42,969)
Total Net Assets - 100%		$ 396,123

JNL/JPMorgan International Value Fund

COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 12.0%
Compagnie Generale des Etablissements Michelin (b)	69	$ 7,195
Daimler AG (b)	190	16,241
Folli - Follie SA	60	1,990
Honda Motor Co. Ltd.	378	10,780
Koninklijke Philips Electronics NV (b)	232	8,862
Sodexho Alliance SA	88	5,440
Toyota Motor Corp. (b)	229	11,393
TUI Travel Plc	1,060	5,415
Vivendi Universal SA	194	7,580
		74,896
CONSUMER STAPLES - 4.9%
Imperial Tobacco Group Plc	161	7,404
Japan Tobacco Inc.	2	12,065
Kao Corp.	128	3,628
Kirin Brewery Co. Ltd.	390	7,374
		30,471
ENERGY - 10.3%
BP Plc	1,570	15,955
CGG Veritas (c)	23	5,607
Royal Dutch Shell Plc - Class A (b)	640	22,059
Total SA (b)	281	20,872
		64,493
FINANCIALS - 37.8%
Allianz AG	100	19,855
Australia & New Zealand Banking Group Ltd.	379	7,802
AXA SA	178	6,453
Banco Santander SA	1,186	23,623
Barclays Plc	1,329	11,950
BNP Paribas (b)	125	12,638
China Merchants Bank Co. Ltd.	977	3,381
Credit Suisse Group	308	15,700
Daiwa Securities Group Inc.	985	8,538
Fukuoka Financial Group Inc.	977	5,087
Hana Financial Group Inc.	114	4,671
HSBC Holdings Plc	1,310	21,572
ING Groep NV	408	15,286
Intesa Sanpaolo SpA	2,195	15,473
Marfin Popular Bank Public Co. Ltd.	425	3,459
Mitsubishi UFJ Financial Group Inc. (b)	1,790	15,447
Muenchener Rueckversicherungs AG	58	11,293
National Bank of Greece SA	109	5,754
Royal Bank of Scotland Group Plc	858	5,745
Societe Generale - Class A (b)	130	12,700
Societe Generale (c)	10	981
Sumitomo Mitsui Financial Group Inc. (b)	1	5,146
Sun Hung Kai Properties Ltd.	249	3,885
		236,439
HEALTH CARE - 1.8%
Merck KGaA (b)	10	1,214

Sanofi-Aventis	133	9,959
		11,173
INDUSTRIALS - 10.6%
Alstom RGPT	24	5,228
BAE Systems Plc	892	8,593
Central Japan Railway Co.	1	5,218
Kubota Corp.	965	5,993
Marubeni Corp.	573	4,173
Mitsubishi Corp. (b)	468	14,132
Mitsubishi Electric Corp.	593	5,128
Nippon Sheet Glass Co. Ltd.	771	3,411
Rentokil Initial Plc	1,263	2,438
Ruukki Group Oyj (b)	1,091	3,927
Skanska AB (b)	400	8,007
		66,248
INFORMATION TECHNOLOGY - 2.3%
HON HAI Precision Industry Co. Ltd.	746	4,273
Nokia Oyj	92	2,920
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	707	7,264
		14,457
MATERIALS - 7.2%
ArcelorMittal	40	3,307
Bayer AG	113	9,024
JFE Holdings Inc.	111	4,940
Lafarge SA (b)	39	6,817
Lanxess AG	103	4,134
Makhteshim-Agan Industries Ltd.	821	6,003
Sidenor Steel Production & Manufacturing Co. SA	361	4,548
Vedanta Resources Plc (b)	152	6,326
		45,099
TELECOMMUNICATION SERVICES - 7.1%
Chunghwa Telecom Co. Ltd. - ADR	286	7,445
Royal KPN NV	611	10,328
Singapore Telecommunications Ltd.	1,882	5,346
Vodafone Group Plc	7,195	21,546
		44,665
UTILITIES - 5.2%
E.ON AG (b)	79	14,582
Iberdrola SA	437	6,770
Suez SA (b)	166	10,909
		32,261

Total Common Stocks (cost $634,667)		620,202

SHORT TERM INVESTMENTS - 21.2%
Mutual Funds - 0.1%
JNL Money Market Fund, 2.72% (a) (h)	945	945

Securities Lending Collateral - 21.1%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	131,946	131,946

Total Short Term Investments (cost $132,891)		132,891

Total Investments - 120.4% (cost $767,558)		753,093
Other Assets and Liabilities, Net - (20.4%)		(127,713)
Total Net Assets - 100%		$ 625,380

JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS - 97.2%
CONSUMER DISCRETIONARY - 11.2%
Apollo Group Inc. - Class A (c)	19	$ 834
Best Buy Co. Inc. (b)	18	751
BorgWarner Inc. (b)	29	1,251
Burger King Holdings Inc.	65	1,810
Garmin Ltd. (b)	25	1,323
Gentex Corp. (b)	125	2,138
J Crew Group Inc. (b) (c)	33	1,446
John Wiley & Sons Inc.	35	1,397
Morningstar Inc. (b) (c)	14	889
Penske Auto Group Inc. (b)	31	609
Saks Inc. (b) (c)	50	627
Urban Outfitters Inc. (b) (c)	57	1,800
WABCO Holdings Inc.	31	1,435
		16,310
CONSUMER STAPLES - 2.5%
Whole Foods Market Inc. (b)	56	1,859
WM Wrigley Jr. Co. (b)	29	1,834
		3,693
ENERGY - 11.4%
Cabot Oil & Gas Corp. - Class A	46	2,321
Cameron International Corp. (c)	43	1,804
Exterran Holdings Inc. (b) (c)	24	1,522
Forest Oil Corp. (b) (c)	61	2,976
Helmerich & Payne Inc. (b)	39	1,809
National Oilwell Varco Inc. (c)	21	1,220
Oceaneering International Inc. (c)	27	1,710
Peabody Energy Corp. (b)	17	872
Southwestern Energy Co. (c)	67	2,267
		16,501
FINANCIALS - 10.3%
Affiliated Managers Group Inc. (b) (c)	15	1,400
Apollo Global Management LLC (c) (e) (f) (t)	73	954
Interactive Brokers Group Inc. (c)	61	1,574
Investment Technology Group Inc. (c)	49	2,263
Northern Trust Corp.	19	1,273
NYMEX Holdings Inc. (b)	14	1,287
Och-Ziff Capital Management Group LLC (b) (t)	92	1,941
Philadelphia Consolidated Holding Co. (c)	44	1,416
T. Rowe Price Group Inc. (b)	23	1,172
TD Ameritrade Holding Corp. (c)	104	1,722
		15,002
HEALTH CARE - 15.4%
Allergan Inc.	13	716

Beckman Coulter Inc.	19	1,206
BioMarin Pharmaceutical Inc. (c)	33	1,177
Celgene Corp. (b) (c)	28	1,721
Cerner Corp. (b) (c)	37	1,367
Covance Inc. (c)	28	2,340
Coventry Health Care Inc. (c)	27	1,091
DaVita Inc. (c)	33	1,552
DENTSPLY International Inc.	53	2,030
Hologic Inc. (b) (c)	38	2,135
Humana Inc. (c)	20	902
Idexx Laboratories Inc. (c)	36	1,778
Illumina Inc. (b) (c)	26	2,008
Millennium Pharmaceuticals Inc. (c)	59	917
VCA Antech Inc. (b) (c)	49	1,342
		22,282
HEALTHCARE - 0.9%
Shire Pharmaceuticals Plc - ADR	23	1,343

INDUSTRIALS - 17.3%
Bucyrus International Inc. - Class A (b)	10	1,058
Corrections Corp. of America (c)	87	2,404
Cummins Inc.	25	1,148
First Solar Inc. (b) (c)	6	1,392
General Cable Corp. (b) (c)	22	1,312
JB Hunt Transport Services Inc. (b)	47	1,464
Kaydon Corp. (b)	37	1,643
McDermott International Inc. (c)	27	1,488
Norfolk Southern Corp.	24	1,298
Pall Corp.	34	1,208
Precision Castparts Corp.	13	1,285
Rockwell Collins Inc.	27	1,544
Roper Industries Inc.	36	2,133
Shaw Group Inc. (c)	24	1,143
Stericycle Inc. (c)	45	2,301
Waste Connections Inc. (b) (c)	74	2,283
		25,104
INFORMATION TECHNOLOGY - 21.5%
Amdocs Ltd. (c)	50	1,424
Amphenol Corp. - Class A	98	3,665
Ansys Inc. (c)	37	1,268
Autodesk Inc. (c)	30	945
Broadcom Corp. - Class A (c)	51	985
DealerTrack Holdings Inc. (b) (c)	33	666
Dolby Laboratories Inc. - Class A (c)	39	1,414
Electronic Arts Inc. (c)	37	1,837
FLIR Systems Inc. (b) (c)	59	1,778
Genpact Ltd. (c)	91	1,111
Harris Corp. (b)	36	1,730
KLA-Tencor Corp. (b)	31	1,160
MasterCard Inc. (b)	18	4,061
MEMC Electronic Materials Inc. (c)	27	1,907

Nuance Communications Inc. (b) (c)	64	1,122
Nvidia Corp. (c)	84	1,669
Seagate Technology Inc.	58	1,208
Tessera Technologies Inc. (b) (c)	36	748
VeriFone Holdings Inc. (b) (c)	67	1,055
Zebra Technologies Corp. (b) (c)	42	1,409
		31,162
MATERIALS - 3.3%
Century Aluminum Co. (b) (c)	23	1,522
Ecolab Inc.	35	1,501
Rockwood Holdings Inc. (b) (c)	55	1,816
		4,839
TELECOMMUNICATION SERVICES - 1.9%
Time Warner Telecom Inc. - Class A (b) (c)	179	2,773

UTILITIES - 1.5%
Questar Corp. (b)	38	2,131

Total Common Stocks (cost $157,190)		141,140

SHORT TERM INVESTMENTS - 37.6%
Mutual Funds - 2.8%
JNL Money Market Fund, 2.72% (a) (h)	4,088	4,088

Securities Lending Collateral - 34.8%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	50,487	50,487

Total Short Term Investments (cost $54,575)		54,575

Total Investments - 134.8% (cost $211,765)		195,715
Other Assets and Liabilities, Net - (34.8%)		(50,526)
Total Net Assets - 100%		$ 145,189

JNL/JPMorgan U.S. Government & Quality Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.9%
ACE Securities Corp., 2.73%, 02/25/31 (i)	1,067	$ 959
Banc of America Commercial Mortgage Inc., 6.41%, 03/11/32 (e) (t)	2,181	2,503
Commercial Mortgage Pass Through Certificates, 5.45%, 07/16/34 (e) (t)	4,351	4,356
CompuCredit Acquired Portfolio Voltage Master Trust, 2.99%, 09/15/18 (e) (f) (i) (t)	1,021	1,007
Countrywide Alternative Loan Trust, 2.75%, 07/20/46 (i)	1,430	939
Countrywide Alternative Loan Trust, 2.73%, 12/20/46 (i)	1,675	1,273
Countrywide Home Equity Loan Trust, 3.11%, 02/15/34 (i)	927	782
Countrywide Home Equity Loan Trust, 3.08%, 05/15/34 (e) (f) (i) (t)	1,093	609
Green Tree Financial Corp., 7.07%, 01/15/29	339	343
IndyMac Seconds Asset Backed Trust, 2.73%, 06/25/36 (i) (t)	1,123	433
LB-UBS Commercial Mortgage Trust, 5.35%, 11/15/38	2,520	2,457
MASTR Adjustable Rate Mortgages Trust, 4.30%, 02/25/34 (i)	1,314	1,040
Morgan Stanley Mortgage Loan Trust, 5.36%, 10/25/34 (i)	894	863
Provident Funding Mortgage Loan Trust, 4.37%, 10/25/35 (i)	1,138	1,111
SACO I Inc., 2.73%, 06/25/36 (i) (t)	1,039	377
Structured Asset Mortgage Investments Inc., 2.81%, 08/25/36 (i)	1,875	1,377
Superior Wholesale Inventory Financing Trust, 2.92%, 01/15/12 (i)	1,800	1,701

Wells Fargo Mortgage Backed Securities Trust, 6.00%, 06/25/37	1,424	1,359

Total Non-U.S. Government Agency Asset-Backed Securities (cost $27,385)		23,489

GOVERNMENT AND AGENCY OBLIGATIONS - 86.2%
GOVERNMENT SECURITIES - 26.9%
Sovereign - 1.4%
Israel Government AID Bond, 5.26%, 11/01/21 (j)	10,000	5,318

Treasury Inflation Index Securities - 3.6%
U.S. Treasury Inflation Index Note, 2.38%, 04/15/11 (b)	2,961	3,610
U.S. Treasury Inflation Index Note, 2.50%, 07/15/16 (b)	2,177	2,685
U.S. Treasury Inflation Index Note, 2.00%, 01/15/26 (b)	4,858	5,679
U.S. Treasury Inflation Index Note, 2.38%, 01/15/27 (b)	1,916	2,297
		14,271
U.S. Treasury Securities - 22.0%
U.S. Treasury Bond, 8.88%, 08/15/17 (b)	8,000	11,396
U.S. Treasury Bond, 8.13%, 08/15/21 (b) (j)	25,000	13,878
U.S. Treasury Bond, 5.38%, 02/15/31 (b)	13,000	15,035
U.S. Treasury Note, 4.00%, 04/15/10 (b)	5,600	5,866
U.S. Treasury Note, 4.63%, 02/15/17 (b)	22,000	24,164
U.S. Treasury Note, 4.75%, 08/15/17 (b)	15,000	16,596
		86,935
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 59.2%
Federal Home Loan Bank - 3.9%
Federal Home Loan Bank, 4.88%, 05/17/17 (b)	10,000	10,623
Federal Home Loan Bank, 5.25%, 12/11/20	4,500	4,825
		15,448
Federal Home Loan Mortgage Corp. - 25.7%
Federal Home Loan Mortgage Corp., 7.00%, 07/01/11	2	2
Federal Home Loan Mortgage Corp., 6.50%, 08/01/13	15	16
Federal Home Loan Mortgage Corp., 5.00%, 10/15/17	5,720	5,914
Federal Home Loan Mortgage Corp., 5.00%, 12/15/17 (b)	7,000	7,189
Federal Home Loan Mortgage Corp., 5.00%, 01/15/18	3,500	3,614
Federal Home Loan Mortgage Corp., 5.00%, 02/15/18 (b)	10,000	10,179
Federal Home Loan Mortgage Corp., 5.00%, 03/15/18	4,000	4,121
Federal Home Loan Mortgage Corp., 8.00%, 07/01/20	35	37
Federal Home Loan Mortgage Corp., Interest Only, 5.50%, 01/15/23	348	1
Federal Home Loan Mortgage Corp., 5.50%, 01/15/27	7,000	7,133
Federal Home Loan Mortgage Corp., 6.00%, 11/01/28	391	404
Federal Home Loan Mortgage Corp., 7.00%, 04/01/29	80	85
Federal Home Loan Mortgage Corp., 7.00%, 10/01/31	4	4
Federal Home Loan Mortgage Corp., 7.00%, 11/01/31	4	4
Federal Home Loan Mortgage Corp., 7.00%, 02/01/32	97	103
Federal Home Loan Mortgage Corp., 7.00%, 03/01/32	96	102
Federal Home Loan Mortgage Corp., 7.00%, 04/01/32	11	11
Federal Home Loan Mortgage Corp., 7.00%, 04/01/32	63	67
Federal Home Loan Mortgage Corp., 4.50%, 04/15/32	183	167
Federal Home Loan Mortgage Corp., 7.00%, 06/01/32	5	6
Federal Home Loan Mortgage Corp., 7.00%, 06/01/32	8	10
Federal Home Loan Mortgage Corp., 7.00%, 08/01/32	7	9

Federal Home Loan Mortgage Corp., 5.00%, 12/15/32	3,500	3,465
Federal Home Loan Mortgage Corp., 5.50%, 01/15/33	7,617	7,742
Federal Home Loan Mortgage Corp., 5.00%, 07/15/33	3,000	2,819
Federal Home Loan Mortgage Corp., 5.00%, 08/01/33	1,492	1,482
Federal Home Loan Mortgage Corp., 5.00%, 08/15/33 (b)	7,000	6,860
Federal Home Loan Mortgage Corp., 5.00%, 09/15/33	8,240	8,055
Federal Home Loan Mortgage Corp., 4.50%, 07/15/34	3,094	3,082
Federal Home Loan Mortgage Corp., 5.50%, 10/15/34	4,000	4,076
Federal Home Loan Mortgage Corp., 5.00%, 12/01/34	6,469	6,419
Federal Home Loan Mortgage Corp., 0.00%, 02/15/35 (0.00% until LIBOR reaches 7.25%) (k)	5,000	4,747
Federal Home Loan Mortgage Corp., 5.00%, 03/01/35	5,781	5,733
Federal Home Loan Mortgage Corp., 5.50%, 07/15/36	4,383	4,386
Federal Home Loan Mortgage Corp., 5.88%, 01/01/37 (i)	3,360	3,419
		101,463
Federal National Mortgage Association - 24.8%
Federal National Mortgage Association, 5.22%, 02/17/09 (i)	2,000	2,019
Federal National Mortgage Association, 12.50%, 09/20/15	1	1
Federal National Mortgage Association, 12.00%, 01/01/16	41	47
Federal National Mortgage Association, 12.00%, 01/15/16	1	1
Federal National Mortgage Association, 12.50%, 01/15/16	20	23
Federal National Mortgage Association, 5.00%, 02/01/19	814	824
Federal National Mortgage Association, 11.50%, 09/01/19	-	-
Federal National Mortgage Association, 5.41%, 10/09/19 (j)	10,000	5,860
Federal National Mortgage Association, 10.50%, 08/01/20	5	7
Federal National Mortgage Association, 5.00%, 12/25/22	11,111	11,005
Federal National Mortgage Association, 6.50%, 03/01/26	5	5
Federal National Mortgage Association, 7.00%, 05/01/26	8	9
Federal National Mortgage Association, 7.00%, 11/01/28	16	17
Federal National Mortgage Association, 7.00%, 12/01/28	4	4
Federal National Mortgage Association, 7.00%, 12/01/28	6	6
Federal National Mortgage Association, 7.00%, 03/01/29	6	7
Federal National Mortgage Association, 7.00%, 03/01/29	14	15
Federal National Mortgage Association, 8.00%, 07/01/29	1	1
Federal National Mortgage Association, 8.00%, 11/01/29	18	20
Federal National Mortgage Association, 8.00%, 12/01/29	22	24
Federal National Mortgage Association, 7.00%, 01/01/30	33	35
Federal National Mortgage Association, 8.00%, 01/01/30	31	34
Federal National Mortgage Association, 8.00%, 02/01/30	6	7
Federal National Mortgage Association, 8.00%, 05/01/30	2	2
Federal National Mortgage Association, 8.00%, 09/01/30	-	-
Federal National Mortgage Association, 8.00%, 10/01/30	27	29
Federal National Mortgage Association, 8.00%, 01/01/31	63	69
Federal National Mortgage Association, 8.00%, 01/01/31	4	5
Federal National Mortgage Association, 6.00%, 02/01/31	318	328
Federal National Mortgage Association, 7.50%, 02/01/31	41	44
Federal National Mortgage Association, 8.00%, 02/01/31	11	12
Federal National Mortgage Association, 8.00%, 02/01/31	22	23
Federal National Mortgage Association, 8.00%, 03/01/31	5	5
Federal National Mortgage Association, 8.00%, 03/01/31	4	4
Federal National Mortgage Association, 8.00%, 03/01/31	9	10
Federal National Mortgage Association, 8.00%, 04/01/31	2	2
Federal National Mortgage Association, 5.00%, 04/25/32	7,500	7,453
Federal National Mortgage Association, 6.00%, 01/01/33	1,110	1,144

Federal National Mortgage Association, 3.50%, 07/25/33	4,358	4,127
Federal National Mortgage Association, 6.00%, 06/01/35	174	179
Federal National Mortgage Association, 5.00%, 09/01/35	169	167
Federal National Mortgage Association, 5.00%, 09/01/35	169	167
Federal National Mortgage Association, 6.00%, 10/01/35	745	764
Federal National Mortgage Association, 6.00%, 10/01/35	356	365
Federal National Mortgage Association, 6.00%, 10/01/35	55	57
Federal National Mortgage Association, 6.00%, 11/01/35	516	529
Federal National Mortgage Association, 6.00%, 11/01/35	79	82
Federal National Mortgage Association, 6.00%, 11/01/35	878	901
Federal National Mortgage Association, 5.00%, 12/01/35	573	568
Federal National Mortgage Association, 5.50%, 01/01/36	3,514	3,557
Federal National Mortgage Association, 6.00%, 02/01/36	422	433
Federal National Mortgage Association, 6.50%, 02/01/36	555	575
Federal National Mortgage Association, 6.50%, 02/01/36	517	536
Federal National Mortgage Association, 6.50%, 02/01/36	1,255	1,301
Federal National Mortgage Association, 5.00%, 03/01/36	14,050	13,919
Federal National Mortgage Association, 6.00%, 03/01/36	722	741
Federal National Mortgage Association, 6.00%, 03/01/36	405	416
Federal National Mortgage Association, 6.00%, 03/01/36	152	156
Federal National Mortgage Association, 6.50%, 03/01/36	2,652	2,749
Federal National Mortgage Association, 5.50%, 04/01/36	251	254
Federal National Mortgage Association, 5.50%, 04/01/36	228	230
Federal National Mortgage Association, 5.50%, 04/01/36	33	33
Federal National Mortgage Association, 5.50%, 04/01/36	64	65
Federal National Mortgage Association, 5.50%, 04/01/36	570	576
Federal National Mortgage Association, 5.50%, 04/01/36	838	847
Federal National Mortgage Association, 5.50%, 04/01/36	33	33
Federal National Mortgage Association, 5.50%, 04/01/36	220	222
Federal National Mortgage Association, 5.50%, 04/01/36	281	284
Federal National Mortgage Association, 5.50%, 04/01/36	157	159
Federal National Mortgage Association, 6.00%, 04/01/36	349	358
Federal National Mortgage Association, 6.00%, 04/01/36	146	150
Federal National Mortgage Association, 6.00%, 04/01/36	756	775
Federal National Mortgage Association, 5.50%, 05/01/36	27	27
Federal National Mortgage Association, 5.50%, 05/01/36	543	549
Federal National Mortgage Association, 5.50%, 05/01/36	251	254
Federal National Mortgage Association, 5.50%, 05/01/36	293	296
Federal National Mortgage Association, 5.50%, 05/01/36	293	296
Federal National Mortgage Association, 5.50%, 05/01/36	327	331
Federal National Mortgage Association, 5.50%, 05/01/36	557	563
Federal National Mortgage Association, 5.50%, 05/01/36	86	87
Federal National Mortgage Association, 5.50%, 05/01/36	38	38
Federal National Mortgage Association, 5.50%, 05/01/36	555	561
Federal National Mortgage Association, 5.50%, 05/01/36	150	151
Federal National Mortgage Association, 5.50%, 05/01/36	293	296
Federal National Mortgage Association, 5.50%, 05/01/36	944	954
Federal National Mortgage Association, 5.50%, 05/01/36	197	199
Federal National Mortgage Association, 5.50%, 05/01/36	242	245
Federal National Mortgage Association, 5.50%, 05/01/36	82	83
Federal National Mortgage Association, 6.00%, 05/01/36	159	163
Federal National Mortgage Association, 5.50%, 06/01/36	250	253

Federal National Mortgage Association, 5.50%, 06/01/36	458	463
Federal National Mortgage Association, 5.50%, 06/01/36	149	151
Federal National Mortgage Association, 5.50%, 06/01/36	921	931
Federal National Mortgage Association, 5.50%, 06/01/36	863	872
Federal National Mortgage Association, 5.50%, 06/01/36	30	30
Federal National Mortgage Association, 5.50%, 06/01/36	585	591
Federal National Mortgage Association, 5.50%, 06/01/36	19	19
Federal National Mortgage Association, 5.50%, 06/01/36	139	140
Federal National Mortgage Association, 5.50%, 06/01/36	99	100
Federal National Mortgage Association, 5.50%, 06/01/36	309	312
Federal National Mortgage Association, 6.00%, 06/01/36	791	812
Federal National Mortgage Association, 6.00%, 06/01/36	442	453
Federal National Mortgage Association, 6.00%, 06/01/36	316	324
Federal National Mortgage Association, 6.00%, 06/01/36	349	358
Federal National Mortgage Association, 6.00%, 06/01/36	308	316
Federal National Mortgage Association, 6.00%, 06/01/36	379	389
Federal National Mortgage Association, 5.50%, 07/01/36	511	516
Federal National Mortgage Association, 5.50%, 07/01/36	684	691
Federal National Mortgage Association, 5.50%, 07/01/36	151	153
Federal National Mortgage Association, 5.50%, 07/01/36	629	635
Federal National Mortgage Association, 5.50%, 07/01/36	160	162
Federal National Mortgage Association, 6.00%, 07/01/36	361	370
Federal National Mortgage Association, 6.00%, 07/01/36	449	460
Federal National Mortgage Association, 6.00%, 07/01/36	402	412
Federal National Mortgage Association, 5.50%, 08/01/36	25	24
Federal National Mortgage Association, 5.50%, 08/01/36	638	645
Federal National Mortgage Association, 6.00%, 08/01/36	439	450
Federal National Mortgage Association, 6.00%, 08/01/36	266	273
Federal National Mortgage Association, 6.00%, 08/01/36	299	307
Federal National Mortgage Association, 6.00%, 08/01/36	343	352
Federal National Mortgage Association, 6.00%, 09/01/36	215	220
Federal National Mortgage Association, 6.00%, 09/01/36	382	392
Federal National Mortgage Association, 6.00%, 12/01/36	409	419
Federal National Mortgage Association, 4.50%, 03/01/38	4,500	4,341
Federal National Mortgage Association, 4.68%, 06/25/43	10,000	10,159
		97,964
Government National Mortgage Association - 4.8%
Government National Mortgage Association, 13.50%, 07/15/10	22	24
Government National Mortgage Association, 6.00%, 04/15/29	4	4
Government National Mortgage Association, 6.00%, 05/15/32	4	4
Government National Mortgage Association, 6.00%, 07/15/32	1	1
Government National Mortgage Association, 5.00%, 09/20/32 (b)	7,000	6,934
Government National Mortgage Association, 6.00%, 01/15/34	34	35
Government National Mortgage Association, 6.00%, 01/15/34	29	30
Government National Mortgage Association, 6.00%, 06/15/34	9	10
Government National Mortgage Association, 6.00%, 09/15/34	807	835
Government National Mortgage Association, 6.00%, 09/15/34	164	170
Government National Mortgage Association, 6.00%, 09/15/34	52	54
Government National Mortgage Association, Interest Only, 6.50%, 11/20/34	1,403	204
Government National Mortgage Association, 6.00%, 04/15/35	773	799
Government National Mortgage Association, 6.00%, 04/15/35	244	252
Government National Mortgage Association, 6.00%, 05/15/35	27	28
Government National Mortgage Association, 6.00%, 05/15/35	773	799
Government National Mortgage Association, 6.00%, 06/15/35	36	38
Government National Mortgage Association, 6.00%, 07/15/35	914	950
Government National Mortgage Association, 6.00%, 07/15/35	776	803
Government National Mortgage Association, 6.00%, 01/15/36	2,153	2,226
Government National Mortgage Association, 5.50%, 01/20/37	4,816	4,920
		19,120

Total Government and Agency Obligations (cost $328,910)		340,519

SHORT TERM INVESTMENTS - 36.2%
Mutual Funds - 7.2%
JNL Money Market Fund, 2.72% (a) (h)	28,494	28,494

Securities Lending Collateral - 29.0%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	114,701	114,701

Total Short Term Investments (cost $143,195)		143,195

Total Investments - 128.3% (cost $499,490)		507,203
Other Assets and Liabilities, Net - (28.3%)		(111,793)
Total Net Assets - 100%		$ 395,410

JNL/Lazard Emerging Markets Fund
COMMON STOCKS - 94.8%
CONSUMER DISCRETIONARY - 11.6%
Delek Automotive Systems Ltd.	47	$ 659
Desarrolladora Homex SA de CV - ADR (b) (c)	137	7,924
Ford Otomotiv Sanayi AS	323	2,516
Grupo Televisa SA - ADR	266	6,441
Hero Honda Motors Ltd.	227	3,925
Naspers Ltd. - Class N	296	5,152
PT Astra International Tbk	1,096	2,887
Steinhoff International Holdings Ltd. (b)	1,918	4,280
Truworths International Ltd.	1,908	5,998
Woongjin Coway Co. Ltd.	237	7,166
		46,948
CONSUMER STAPLES - 10.6%
AMOREPACIFIC Corp.	5	2,642
British American Tobacco Plc	290	3,855
Eastern Tobacco	59	4,212
Fomento Economico Mexicano SA de CV - ADR	99	4,128
Hindustan Lever Ltd.	569	3,243
Hite Brewery Co. Ltd.	30	3,392
Kimberly-Clark De Mexico SA	968	4,298
Massmart Holdings Ltd.	539	4,438
Oriflame Cosmetics SA	112	7,443
Souza Cruz SA	210	5,429
		43,080
ENERGY - 6.9%
Eurasia Drilling Co. Ltd. - GDR (c) (e) (f) (u)	134	3,149
Oil & Natural Gas Corp. Ltd.	429	10,480
Tenaris SA - ADR (b)	291	14,501
		28,130
FINANCIALS - 17.7%
Banco Do Brasil SA	386	5,079
Bank Hapoalim BM	1,683	6,497
Bank Mandiri Persero Tbk PT	13,639	4,667
Investcorp Bank - GDR (e) (u)	80	2,042
JHSF Participacoes SA	897	3,068
Kookmin Bank	252	14,111
Nedbank Group Ltd.	324	4,665
Punjab National Bank Ltd.	352	4,471
Sanlam Ltd. (b)	1,451	3,418
Shinhan Financial Group Co. Ltd.	228	12,036
State Bank of India Ltd. - GDR, TBA (g)	46	4,049
TNK-BP Holdings	1,573	2,595
Turkiye Is Bankasi SA	1,441	5,335
		72,033
HEALTH CARE - 0.7%
Gedeon Richter Rt (b)	13	2,719

INDUSTRIALS - 10.3%
Cia de Concessoes Rodoviarias	124	1,836
Empresa Brasileira de Aeronautica SA - ADR	145	5,717
Grasim Industries Ltd - GDR (b) (c) (e) (u)	59	3,980

GS Engineering & Construction Corp.	36	5,333
Imperial Holdings Ltd. (c)	591	5,777
Iochpe Maxion SA	158	3,432
Murray & Roberts Holdings Ltd. (b)	250	2,945
Orascom Construction Industries	59	4,427
Plus Expressways Berhad	3,139	3,141
Tam SA - ADR (b) (c)	226	4,345
United Tractors Tbk PT	546	744
		41,677
INFORMATION TECHNOLOGY - 12.8%
Advanced Semiconductor Engineering Inc.	3,109	3,029
Advantech Co. Ltd.	921	2,176
HON HAI Precision Industry Co. Ltd. - GDR	448	5,041
HON HAI Precision Industry Co. Ltd. - GDR (b)	104	1,172
Novatek Microelectronics Corp.	1,119	4,087
Redecard SA	586	9,633
Samsung Electronics Co. Ltd.	21	13,148
Satyam Computer Services Ltd. - ADR (b)	301	6,800
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	686	7,041
		52,127
MATERIALS - 11.8%
Aquarius Platinum Ltd. (c)	425	6,294
Cemex SA de CV - ADR (b) (c)	220	5,747
Eurasian Natural Resources Corp. (c)	164	3,197
Evraz Group SA - GDR	36	3,070
Israel Chemicals Ltd.	312	4,371
Klabin SA	1,206	3,987
Kumba Iron Ore Ltd.	226	8,636
Pretoria Portland Cement Co. Ltd. (b)	1,063	5,251
Suzano Papel e Celulose SA	326	4,922
VSMPO-AVISMA Corp.	11	2,489
		47,964
TELECOMMUNICATION SERVICES - 10.5%
Egyptian Company For Mobile Services	132	4,843
Mobile Telesystems - ADR	88	6,705
Orascom Telecom Holding SAE	240	3,310
Philippine Long Distance Telephone Co. - ADR (b)	148	9,829
PT Telekomunikasi Indonesia - ADR	161	6,769
SK Telecom Co. Ltd.	11	2,111
SK Telecom Co. Ltd. - ADR	20	439
Turkcell Iletisim Hizmet AS	1,005	8,357
		42,363
UTILITIES - 1.9%
AES Tiete SA	97,699	3,201
Companhia Energetica de Minas Gerais	255	4,581
		7,782

Total Common Stocks (cost $407,516)		384,823

PREFERRED STOCKS - 2.0%
MATERIALS - 2.0%

Companhia Vale do Rio Doce	286	8,246

Total Preferred Stocks (cost $7,079)		8,246

SHORT TERM INVESTMENTS - 15.4%
Mutual Funds - 1.8%
JNL Money Market Fund, 2.72% (a) (h)	7,396	7,396

Securities Lending Collateral - 13.6%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	55,147	55,147

Total Short Term Investments (cost $62,543)		62,543

Total Investments - 112.2% (cost $477,138)		455,612
Other Assets and Liabilities, Net - (12.2%)		(49,389)
Total Net Assets - 100%		$ 406,223

JNL/Lazard Mid Cap Equity Fund
COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 11.4%
Brinker International Inc.	184	$ 3,411
Centex Corp. (b)	57	1,380
Darden Restaurants Inc.	107	3,467
DR Horton Inc. (b)	118	1,852
Foot Locker Inc.	182	2,147
HanesBrands Inc. (b) (c)	92	2,678
J.C. Penney Co. Inc.	69	2,613
Liz Claiborne Inc. (b)	210	3,812
Pacific Sunwear of California Inc. (c)	182	2,300
Royal Caribbean Cruises Ltd. (b)	17	556
		24,216
CONSUMER STAPLES - 7.8%
Campbell Soup Co.	35	1,192
Coca-Cola Enterprises Inc. (b)	172	4,162
Hershey Co. (b)	31	1,179
McCormick & Co. Inc.	32	1,187
Molson Coors Brewing Co. (b)	82	4,284
Pilgrim's Pride Corp. - Class B (b)	121	2,444
Smithfield Foods Inc. (b) (c)	81	2,079
		16,527
ENERGY - 10.8%
BJ Services Co.	130	3,712
Exterran Holdings Inc. (c)	22	1,446
Foundation Coal Holdings Inc.	44	2,209
Massey Energy Co. (b)	101	3,683
Patterson-UTI Energy Inc.	143	3,733
Pride International Inc. (c)	111	3,869
Sunoco Inc.	42	2,193
Williams Cos. Inc.	61	2,012
		22,857
FINANCIALS - 17.8%

Ameriprise Financial Inc.	66	3,401
Aon Corp.	52	2,078
CBL & Associates Properties Inc.	144	3,377
Hudson City Bancorp Inc.	137	2,419
Huntington Bancshares Inc. (b)	177	1,897
Lincoln National Corp.	92	4,789
Marsh & McLennan Cos. Inc.	103	2,513
Marshall & Ilsley Corp. (b)	94	2,185
OneBeacon Insurance Group Ltd.	107	2,031
PartnerRe Ltd.	33	2,480
People's United Financial Inc.	65	1,126
Public Storage Inc.	37	3,261
RenaissanceRe Holdings Ltd.	63	3,276
Willis Group Holdings Ltd.	89	2,981
		37,814
HEALTH CARE - 9.0%
Applera Corp. - Applied Biosystems Group (b)	93	3,059
Barr Pharmaceuticals Inc. (c)	88	4,261
Forest Laboratories Inc. (c)	27	1,085
Hospira Inc. (b) (c)	93	3,973
Omnicare Inc. (b)	148	2,693
Warner Chilcott Ltd. (b) (c)	229	4,113
		19,184
INDUSTRIALS - 15.3%
Cintas Corp. (b)	107	3,051
Covanta Holding Corp. (c)	121	3,319
Dover Corp.	126	5,252
Hubbell Inc. - Class B	61	2,669
Masco Corp. (b)	190	3,770
Pitney Bowes Inc. (b)	174	6,083
Spirit Aerosystems Holdings Inc. (c)	55	1,224
Textron Inc.	49	2,688
UAL Corp.	44	943
USG Corp. (b) (c)	34	1,267
WESCO International Inc. (b) (c)	61	2,219
		32,485
INFORMATION TECHNOLOGY - 12.7%
Agilent Technologies Inc. (c)	91	2,703
Analog Devices Inc.	120	3,539
Arrow Electronics Inc. (c)	109	3,681
Brocade Communications Systems Inc. (c)	69	501
Flextronics International Ltd. (c)	439	4,121
Ingram Micro Inc. - Class A (c)	328	5,189
Lexmark International Inc. (c)	78	2,402
Sun Microsystems Inc. (c)	153	2,372
Sybase Inc. (c)	90	2,356
		26,865
MATERIALS - 5.3%
Ball Corp.	72	3,298
Bemis Co. Inc.	133	3,369
Louisiana-Pacific Corp. (b)	210	1,930

RPM International Inc.	131	2,733
		11,330
TELECOMMUNICATION SERVICES - 3.3%
Citizens Communications Co. (b)	353	3,702
NeuStar Inc. - Class A (b) (c)	125	3,307
		7,009
UTILITIES - 2.2%
American Electric Power Co. Inc.	65	2,693
Wisconsin Energy Corp.	45	1,988
		4,682

Total Common Stocks (cost $232,203)		202,969

SHORT TERM INVESTMENTS - 26.9%
Mutual Funds - 3.5%
JNL Money Market Fund, 2.72% (a) (h)	7,355	7,355

Securities Lending Collateral - 23.5%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	49,764	49,764

Total Short Term Investments (cost $57,119)		57,119

Total Investments - 122.6% (cost $289,322)		260,088
Other Assets and Liabilities, Net - (22.6%)		(47,969)
Total Net Assets - 100%		$ 212,119

JNL/Lazard Small Cap Equity Fund
COMMON STOCKS - 92.5%
CONSUMER DISCRETIONARY - 10.7%
American Axle & Manufacturing Holdings Inc.	26	$ 527
ArvinMeritor Inc. (b)	138	1,724
Bally Technologies Inc. (b) (c)	22	742
Brown Shoe Co. Inc.	90	1,359
Entravision Communications Corp. (b) (c)	147	976
Iconix Brand Group Inc. (c)	67	1,154
INVESTools Inc. (b) (c)	57	623
Pacific Sunwear of California Inc. (b) (c)	83	1,044
Polaris Industries Inc. (b)	31	1,251
Red Robin Gourmet Burgers Inc. (b) (c)	26	984
Ruby Tuesday Inc.	120	899
Texas Roadhouse Inc. - Class A (b) (c)	90	884
		12,167
ENERGY - 8.5%
Alpha Natural Resources Inc. (c)	16	678
Atwood Oceanics Inc. (c)	6	514
Dril-Quip Inc. (c)	9	422
Foundation Coal Holdings Inc.	43	2,179
Goodrich Petroleum Corp. (b) (c)	47	1,423
Oceaneering International Inc. (c)	21	1,298
TXCO Resources Inc. (b) (c)	161	1,993
W-H Energy Services Inc. (c)	17	1,157

		9,664
FINANCIALS - 16.3%
Bank of the Ozarks Inc. (b)	63	1,503
Digital Realty Trust Inc. (b)	46	1,647
Duff & Phelps Corp. - Class A (c)	65	1,164
Flagstone Reinsurance Holdings Ltd.	54	659
Genesis Lease Ltd. - ADR	42	606
Home Properties Inc. (b)	33	1,598
Max Capital Group Ltd.	64	1,684
MFA Mortgage Investments Inc. (b)	133	837
Mid-America Apartment Communities Inc. (b)	35	1,759
Prosperity Bancshares Inc. (b)	50	1,433
Sterling Bancshares Inc.	61	605
Texas Capital Bancshares Inc. (b) (c)	85	1,431
Waddell & Reed Financial Inc. - Class A (b)	89	2,856
Wintrust Financial Corp. (b)	20	699
		18,481
HEALTH CARE - 12.5%
Air Methods Corp. (c)	16	779
American Medical Systems Holdings Inc. (b) (c)	67	951
Cubist Pharmaceuticals Inc. (c)	28	522
Emergency Medical Services Corp. (b) (c)	67	1,642
Five Star Quality Care Inc. (b) (c)	162	1,029
Gentiva Health Services Inc. (c)	40	860
inVentiv Health Inc. (b) (c)	39	1,124
Kendle International Inc. (b) (c)	24	1,096
Magellan Health Services Inc. (c)	24	957
PharmaNet Development Group Inc. (c)	23	583
PSS World Medical Inc. (b) (c)	76	1,269
Skilled Healthcare Group Inc. (c)	118	1,298
Symmetry Medical Inc. (b) (c)	124	2,065
		14,175
INDUSTRIALS - 17.0%
Administaff Inc.	28	656
AirTran Holdings Inc. (b) (c)	88	581
Altra Holdings Inc. (c)	105	1,414
American Commercial Lines Inc. (b) (c)	47	741
Beacon Roofing Supply Inc. (b) (c)	95	952
Consolidated Graphics Inc. (c)	19	1,037
EMCOR Group Inc. (c)	44	982
First Advantage Corp. - Class A (c)	27	563
G&K Services Inc. - Class A	39	1,382
Houston Wire & Cable Co. (b)	63	1,009
Huron Consulting Group Inc. (c)	9	353
Kaman Corp. - Class A	59	1,680
Kennametal Inc.	25	748
Knoll Inc. (b)	49	560
Middleby Corp. (b) (c)	21	1,291
RBC Bearings Inc. (c)	18	650
Regal-Beloit Corp. (b)	31	1,117
Waste Connections Inc. (b) (c)	30	918
Watsco Inc. (b)	24	978

Watson Wyatt Worldwide Inc.	29	1,651
		19,263
INFORMATION TECHNOLOGY - 15.8%
Benchmark Electronics Inc. (c)	53	949
Brightpoint Inc. (b) (c)	112	935
CPI International Inc. (c)	78	769
Dycom Industries Inc. (c)	100	1,195
FARO Technologies Inc. (c)	39	1,213
FEI Co. (b) (c)	46	1,011
Integrated Device Technology Inc. (c)	135	1,207
Microsemi Corp. (b) (c)	64	1,461
ON Semiconductor Corp. (b) (c)	194	1,104
Plexus Corp. (b) (c)	50	1,403
Secure Computing Corp. (b) (c)	200	1,287
SRA International Inc. - Class A (c)	34	823
Synaptics Inc. (c)	15	360
TTM Technologies Inc. (b) (c)	92	1,044
United Online Inc. (b)	184	1,943
ValueClick Inc. (c)	73	1,256
		17,960
MATERIALS - 7.3%
Flotek Industries Inc. (c)	46	670
Headwaters Inc. (b) (c)	79	1,047
Hercules Inc.	45	818
Olympic Steel Inc.	15	681
Polypore International Inc. (c)	64	1,318
Quanex Corp.	27	1,397
Rockwood Holdings Inc. (b) (c)	27	888
RTI International Metals Inc. (c)	11	479
Schnitzer Steel Industries Inc. - Class A (b)	14	994
		8,292
TELECOMMUNICATION SERVICES - 3.9%
Alaska Communications Systems Group Inc. (b)	140	1,712
NeuStar Inc. - Class A (c)	23	601
NTELOS Holdings Corp.	43	1,038
PAETEC Holding Corp. (b) (c)	150	997
		4,349
UTILITIES - 0.5%
South Jersey Industries Inc.	17	579

Total Common Stocks (cost $114,768)		104,930

SHORT TERM INVESTMENTS - 38.7%
Mutual Funds - 7.7%
JNL Money Market Fund, 2.72% (a) (h)	8,705	8,705

Securities Lending Collateral - 31.0%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	35,203	35,203

Total Short Term Investments (cost $43,908)		43,908

Total Investments - 131.2% (cost $158,676)		148,838
Other Assets and Liabilities, Net - (31.2%)		(35,416)
Total Net Assets - 100%		$ 113,422

JNL/Mellon Capital Management 10 X 10 Fund
INVESTMENT FUNDS - 99.8%
JNL/Mellon Capital Management Bond Index Fund (a)	828	$ 9,446
JNL/Mellon Capital Management International Index Fund (a)	526	8,408
JNL/Mellon Capital Management JNL 5 Fund (a)	3,246	41,846
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (a)	625	8,414
JNL/Mellon Capital Management S&P 500 Index Fund (a)	748	8,357
JNL/Mellon Capital Management Small Cap Index Fund (a)	683	8,318

Total Investment Funds (cost $93,272)		84,789

Total Investments - 99.8% (cost $93,272)		84,789
Other Assets and Liabilities, Net - 0.2%		172
Total Net Assets - 100%		$ 84,961

JNL/Mellon Capital Management Index 5 Fund
INVESTMENT FUNDS - 101.0%
JNL/Mellon Capital Management Bond Index Fund (a)	681	$ 7,765
JNL/Mellon Capital Management International Index Fund (a)	433	6,912
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (a)	514	6,917
JNL/Mellon Capital Management S&P 500 Index Fund (a)	615	6,870
JNL/Mellon Capital Management Small Cap Index Fund (a)	561	6,838

Total Investment Funds (cost $38,830)		35,302

Total Investments - 101.0% (cost $38,830)		35,302
Other Assets and Liabilities, Net - (1.0%)		(366)
Total Net Assets - 100%		$ 34,936

JNL/Mellon Capital Management S&P 500 Index Fund
COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 8.6%
Abercrombie & Fitch Co. - Class A	4	$ 297
Amazon.com Inc. (b) (c)	16	1,109
Apollo Group Inc. - Class A (c)	7	291
AutoNation Inc. (c)	7	102
AutoZone Inc. (c)	2	252
Bed Bath & Beyond Inc. (b) (c)	14	405
Best Buy Co. Inc. (b)	17	720
Big Lots Inc. (b) (c)	5	103
Black & Decker Corp. (b)	3	199
Brunswick Corp. (b)	4	63
Carnival Corp.	22	900
CBS Corp. - Class B	35	774
Centex Corp. (b)	6	152
Clear Channel Communications Inc.	25	718
Coach Inc. (c)	18	538

Comcast Corp. - Class A (b)	153	2,965
Darden Restaurants Inc.	7	218
Dillard's Inc. - Class A (b)	3	43
DirecTV Group Inc. (c)	37	918
DR Horton Inc. (b)	12	196
Eastman Kodak Co. (b)	15	271
EW Scripps Co. (b)	5	190
Expedia Inc. (b) (c)	10	219
Family Dollar Stores Inc. (b)	7	139
Ford Motor Co. (b) (c)	103	588
Fortune Brands Inc.	8	528
GameStop Corp. - Class A (c)	8	415
Gannett Co. Inc. (b)	12	340
Gap Inc.	23	449
General Motors Corp. (b)	29	550
Genuine Parts Co.	9	357
Goodyear Tire & Rubber Co. (b) (c)	12	315
H&R Block Inc. (b)	17	361
Harley-Davidson Inc. (b)	13	479
Harman International Industries Inc.	3	129
Hasbro Inc. (b)	8	210
Home Depot Inc.	84	2,354
InterActiveCorp (c)	9	184
International Game Technology	16	653
Interpublic Group of Cos. Inc. (b) (c)	21	180
J.C. Penney Co. Inc.	11	421
Johnson Controls Inc.	30	1,010
Jones Apparel Group Inc. (b)	5	66
KB Home (b)	4	96
Kohl's Corp. (c)	16	684
Leggett & Platt Inc. (b)	10	150
Lennar Corp. (b)	6	119
Limited Brands Inc.	16	270
Liz Claiborne Inc. (b)	5	91
Lowe's Cos. Inc.	74	1,694
Macy's Inc.	21	492
Marriott International Inc. - Class A (b)	16	561
Mattel Inc.	18	357
McDonald's Corp.	59	3,292
McGraw-Hill Cos. Inc.	17	628
Meredith Corp. (b)	2	86
New York Times Co. - Class A (b)	6	116
Newell Rubbermaid Inc.	14	330
News Corp. Inc. - Class A	115	2,162
Nike Inc. - Class B (b)	20	1,329
Nordstrom Inc. (b)	9	299
Office Depot Inc. (c)	14	151
OfficeMax Inc. (b)	4	67
Omnicom Group Inc.	16	703
Polo Ralph Lauren Corp. (b)	3	174
Pulte Homes Inc. (b)	10	141
RadioShack Corp. (b)	7	117

Sears Holdings Corp. (b) (c)	4	364
Sherwin-Williams Co. (b)	5	262
Snap-On Inc.	3	164
Stanley Works	4	189
Staples Inc.	35	784
Starbucks Corp. (c)	37	640
Starwood Hotels & Resorts Worldwide Inc.	10	537
Target Corp.	41	2,099
Tiffany & Co. (b)	7	292
Time Warner Inc.	180	2,528
TJX Cos. Inc.	23	748
VF Corp.	5	361
Viacom Inc. - Class B (c)	33	1,292
Walt Disney Co.	95	2,980
Washington Post Co. (b)	-	195
Wendy's International Inc.	5	113
Whirlpool Corp. (b)	4	364
Wyndham Worldwide Corp.	8	170
Yum! Brands Inc.	25	938
		50,500
CONSUMER STAPLES - 10.9%
Altria Group Inc.	106	2,350
Anheuser-Busch Cos. Inc.	37	1,733
Archer-Daniels-Midland Co.	33	1,345
Avon Products Inc.	21	835
Brown-Forman Corp. - Class B (b)	4	275
Campbell Soup Co.	12	392
Clorox Co.	7	404
Coca-Cola Co.	100	6,099
Coca-Cola Enterprises Inc. (b)	15	355
Colgate-Palmolive Co.	26	2,017
ConAgra Foods Inc.	25	594
Constellation Brands Inc. - Class A (b) (c)	10	171
Costco Wholesale Corp.	22	1,403
CVS Caremark Corp.	73	2,952
Dean Foods Co. (b)	6	129
Estee Lauder Cos. Inc. (b)	6	274
General Mills Inc.	17	996
Hershey Co. (b)	9	341
HJ Heinz Co.	16	758
Kellogg Co.	13	706
Kimberly-Clark Corp.	21	1,358
Kraft Foods Inc. - Class A	77	2,391
Kroger Co.	35	889
McCormick & Co. Inc.	7	253
Molson Coors Brewing Co. (b)	7	345
Pepsi Bottling Group Inc.	7	227
PepsiCo Inc.	80	5,806
Philip Morris International Inc. (c)	106	5,353
Procter & Gamble Co.	155	10,880
Reynolds American Inc. (b)	9	517
Safeway Inc.	22	644

Sara Lee Corp.	37	518
SUPERVALU Inc. (b)	11	329
SYSCO Corp.	31	902
Tyson Foods Inc.	13	210
UST Inc. (b)	8	454
Walgreen Co.	49	1,880
Wal-Mart Stores Inc.	118	6,219
Whole Foods Market Inc. (b)	7	226
WM Wrigley Jr. Co. (b)	11	674
		64,204
ENERGY - 13.0%
Anadarko Petroleum Corp.	24	1,487
Apache Corp.	16	1,991
Baker Hughes Inc.	16	1,102
BJ Services Co. (b)	16	443
Cameron International Corp. (c)	11	464
Chesapeake Energy Corp. (b)	23	1,065
Chevron Corp.	105	8,963
ConocoPhillips	79	6,023
Consol Energy Inc.	9	620
Devon Energy Corp.	22	2,312
El Paso Corp. (b)	36	597
ENSCO International Inc. (b)	7	453
EOG Resources Inc.	12	1,478
Exxon Mobil Corp.	270	22,858
Halliburton Co.	45	1,756
Hess Corp.	14	1,245
Marathon Oil Corp.	35	1,612
Murphy Oil Corp.	9	758
Nabors Industries Ltd. (b) (c)	15	496
National Oilwell Varco Inc. (c)	18	1,047
Noble Corp.	13	663
Noble Energy Inc.	8	611
Occidental Petroleum Corp.	41	3,024
Peabody Energy Corp. (b)	13	660
Range Resources Corp.	8	478
Rowan Cos. Inc.	5	219
Schlumberger Ltd.	60	5,196
Smith International Inc. (b)	10	642
Spectra Energy Corp.	32	734
Sunoco Inc.	6	315
Tesoro Corp.	7	202
Transocean Inc. (b) (c)	16	2,142
Valero Energy Corp.	27	1,345
Weatherford International Ltd. (c)	17	1,244
Williams Cos. Inc.	31	1,008
XTO Energy Inc.	25	1,561
		76,814
FINANCIALS - 16.5%
ACE Ltd.	17	923
AFLAC Inc.	24	1,554
Allstate Corp.	28	1,364

AMBAC Financial Group Inc.	14	83
American Capital Strategies Ltd. (b)	9	305
American Express Co.	58	2,550
American International Group Inc.	127	5,482
Ameriprise Financial Inc.	12	606
Aon Corp.	15	619
Apartment Investment & Management Co.	5	165
Assurant Inc.	5	282
AvalonBay Communities Inc. (b)	4	385
Bank of America Corp.	224	8,487
Bank of New York Mellon Corp. (a)	57	2,370
BB&T Corp. (b)	27	863
Bear Stearns Cos. Inc. (b)	6	62
Boston Properties Inc. (b)	6	546
Capital One Financial Corp. (b)	19	954
CB Richard Ellis Group Inc. - Class A (b) (c)	11	238
Charles Schwab Corp.	47	881
Chubb Corp.	19	942
Cincinnati Financial Corp.	8	307
CIT Group Inc. (b)	9	108
Citigroup Inc.	262	5,620
CME Group Inc.	3	1,307
Comerica Inc. (b)	8	270
Countrywide Financial Corp. (b)	28	153
Developers Diversified Realty Corp. (b)	6	244
Discover Financial Services	25	410
E*Trade Financial Corp. (b) (c)	20	77
Equity Residential	13	553
Fannie Mae	49	1,301
Federated Investors Inc. - Class B	4	157
Fifth Third Bancorp (b)	27	568
First Horizon National Corp. (b)	6	81
Franklin Resources Inc.	8	789
Freddie Mac	32	822
General Growth Properties Inc. (b)	12	453
Genworth Financial Inc. - Class A	22	499
Goldman Sachs Group Inc.	20	3,284
Hartford Financial Services Group Inc.	16	1,182
HCP Inc.	11	370
Host Hotels & Resorts Inc.	26	414
Hudson City Bancorp Inc.	28	491
Huntington Bancshares Inc. (b)	17	186
IntercontinentalExchange Inc. (c)	3	444
Janus Capital Group Inc. (b)	8	188
JPMorgan Chase & Co.	171	7,352
KeyCorp	20	443
Kimco Realty Corp.	12	479
Legg Mason Inc. (b)	6	360
Lehman Brothers Holdings Inc. (b)	27	1,015
Leucadia National Corp. (b)	8	359
Lincoln National Corp.	14	718
Loews Corp.	22	886

M&T Bank Corp. (b)	4	303
Marsh & McLennan Cos. Inc.	26	626
Marshall & Ilsley Corp. (b)	13	294
MBIA Inc. (b)	11	129
Merrill Lynch & Co. Inc.	49	1,995
MetLife Inc.	36	2,154
MGIC Investment Corp. (b)	4	39
Moody's Corp. (b)	11	373
Morgan Stanley	56	2,544
National City Corp. (b)	31	307
Northern Trust Corp.	9	625
NYSE Euronext (b)	13	832
Plum Creek Timber Co. Inc. (b)	9	372
PNC Financial Services Group Inc.	17	1,129
Principal Financial Group Inc. (b)	13	740
Progressive Corp.	36	586
Prologis	13	749
Prudential Financial Inc. (b)	23	1,796
Public Storage Inc.	6	545
Regions Financial Corp.	35	687
Safeco Corp.	5	232
Simon Property Group Inc. (b)	11	1,044
SLM Corp. (b) (c)	26	402
Sovereign Bancorp Inc. (b)	18	168
State Street Corp.	20	1,547
SunTrust Banks Inc. (b)	18	968
T. Rowe Price Group Inc.	13	660
Torchmark Corp. (b)	4	268
Travelers Cos. Inc.	31	1,496
U.S. Bancorp	86	2,787
Unum Group (b)	18	398
Vornado Realty Trust	7	590
Wachovia Corp. (b)	100	2,687
Washington Mutual Inc. (b)	44	450
Wells Fargo & Co.	166	4,835
XL Capital Ltd. - Class A	9	267
Zions Bancorp (b)	5	230
		97,405
HEALTH CARE - 11.5%
Abbott Laboratories	77	4,256
Aetna Inc.	25	1,047
Allergan Inc.	15	858
AmerisourceBergen Corp.	8	348
Amgen Inc. (c)	54	2,266
Applera Corp. - Applied Biosystems Group (b)	8	267
Barr Pharmaceuticals Inc. (c)	6	280
Baxter International Inc.	32	1,852
Becton Dickinson & Co.	12	1,040
Biogen Idec Inc. (c)	15	919
Boston Scientific Corp. (c)	68	879
Bristol-Myers Squibb Co.	99	2,101
Cardinal Health Inc.	18	942

Celgene Corp. (b) (c)	21	1,310
Cigna Corp.	14	575
Coventry Health Care Inc. (c)	8	328
Covidien Ltd.	25	1,085
CR Bard Inc.	5	519
Eli Lilly & Co.	49	2,539
Express Scripts Inc. (c)	12	802
Forest Laboratories Inc. (c)	16	634
Genzyme Corp. (c)	14	1,009
Gilead Sciences Inc. (c)	47	2,424
Hospira Inc. (c)	7	321
Humana Inc. (c)	8	371
IMS Health Inc.	9	188
Johnson & Johnson	143	9,281
King Pharmaceuticals Inc. (b) (c)	11	92
Laboratory Corp. of America Holdings (b) (c)	6	415
McKesson Corp.	15	766
Medco Health Solutions Inc. (c)	27	1,171
Medtronic Inc.	56	2,728
Merck & Co. Inc.	109	4,126
Millipore Corp. (b) (c)	3	195
Mylan Inc. (b)	17	194
Patterson Cos. Inc. (b) (c)	6	236
PerkinElmer Inc.	6	136
Pfizer Inc.	341	7,145
Quest Diagnostics Inc. (b)	8	369
Schering-Plough Corp.	82	1,184
St. Jude Medical Inc. (c)	17	752
Stryker Corp.	12	766
Tenet Healthcare Corp. (b) (c)	19	108
Thermo Fisher Scientific Inc. (c)	21	1,218
UnitedHealth Group Inc.	64	2,216
Varian Medical Systems Inc. (c)	6	287
Waters Corp. (c)	5	272
Watson Pharmaceuticals Inc. (c)	5	137
WellPoint Inc. (c)	28	1,257
Wyeth	67	2,789
Zimmer Holdings Inc. (c)	12	939
		67,939
INDUSTRIALS - 12.1%
3M Co.	36	2,816
Allied Waste Industries Inc. (c)	16	176
Avery Dennison Corp. (b)	5	252
Boeing Co.	39	2,876
Burlington Northern Santa Fe Corp.	15	1,366
Caterpillar Inc.	32	2,482
CH Robinson Worldwide Inc.	9	490
Cintas Corp.	7	212
Cooper Industries Ltd. - Class A	9	369
CSX Corp. (b)	21	1,169
Cummins Inc.	10	487
Danaher Corp. (b)	13	978

Deere & Co.	22	1,778
Dover Corp.	10	407
Eaton Corp.	7	593
Emerson Electric Co.	39	2,018
Equifax Inc. (b)	6	219
Expeditors International Washington Inc.	10	472
FedEx Corp. (b)	16	1,454
Fluor Corp.	4	622
General Dynamics Corp.	20	1,670
General Electric Co.	504	18,652
Goodrich Corp.	7	375
Honeywell International Inc.	38	2,122
Illinois Tool Works Inc.	21	989
Ingersoll-Rand Co. Ltd. - Class A	13	597
ITT Corp.	9	480
Jacobs Engineering Group Inc. (b) (c)	6	433
L-3 Communications Holdings Inc.	6	703
Lockheed Martin Corp.	17	1,733
Manitowoc Co. Inc.	6	251
Masco Corp. (b)	18	348
Monster Worldwide Inc. (b) (c)	6	148
Norfolk Southern Corp.	19	1,044
Northrop Grumman Corp.	17	1,323
Paccar Inc.	19	855
Pall Corp.	6	195
Parker Hannifin Corp.	9	590
Pitney Bowes Inc.	10	364
Precision Castparts Corp.	7	717
Raytheon Co.	21	1,379
Robert Half International Inc.	8	198
Rockwell Automation Inc.	7	421
Rockwell Collins Inc.	8	477
RR Donnelley & Sons Co.	10	319
Ryder System Inc. (b)	3	161
Southwest Airlines Co.	38	474
Terex Corp. (c)	5	306
Textron Inc.	12	690
Trane Inc.	8	377
Tyco Electronics Ltd.	25	842
Tyco International Ltd.	24	1,078
Union Pacific Corp.	13	1,670
United Parcel Service Inc. - Class B (b)	52	3,831
United Technologies Corp.	49	3,396
Waste Management Inc.	26	859
WW Grainger Inc.	3	249
		71,552
INFORMATION TECHNOLOGY - 15.4%
Adobe Systems Inc. (c)	28	1,013
Advanced Micro Devices Inc. (b) (c)	29	173
Affiliated Computer Services Inc. - Class A (c)	5	273
Agilent Technologies Inc. (c)	19	569
Akamai Technologies Inc. (b) (c)	8	238

Altera Corp.	17	318
Analog Devices Inc.	15	439
Apple Inc. (c)	44	6,324
Applied Materials Inc.	68	1,327
Autodesk Inc. (c)	12	364
Automatic Data Processing Inc.	26	1,122
BMC Software Inc. (c)	10	341
Broadcom Corp. - Class A (c)	23	445
CA Inc. (b)	19	431
Ciena Corp. (b) (c)	5	147
Cisco Systems Inc. (c)	302	7,264
Citrix Systems Inc. (c)	10	297
Cognizant Technology Solutions Corp. (c)	14	415
Computer Sciences Corp. (c)	9	354
Compuware Corp. (c)	14	105
Convergys Corp. (c)	7	104
Corning Inc.	80	1,920
Dell Inc. (c)	112	2,225
eBay Inc. (c)	57	1,688
Electronic Arts Inc. (c)	15	767
Electronic Data Systems Corp.	25	413
EMC Corp. (b) (c)	106	1,527
Fidelity National Information Services Inc.	8	314
Fiserv Inc. (c)	9	418
Google Inc. - Class A (c)	12	5,095
Hewlett-Packard Co.	125	5,726
Intel Corp.	292	6,188
International Business Machines Corp.	70	8,005
Intuit Inc. (c)	16	442
Jabil Circuit Inc.	10	94
JDS Uniphase Corp. (b) (c)	12	163
Juniper Networks Inc. (c)	26	649
KLA-Tencor Corp. (b)	9	347
Lexmark International Inc. (c)	4	128
Linear Technology Corp. (b)	11	333
LSI Logic Corp. (c)	34	169
MEMC Electronic Materials Inc. (c)	12	825
Microchip Technology Inc. (b)	10	343
Micron Technology Inc. (b) (c)	37	223
Microsoft Corp.	402	11,418
Molex Inc. (b)	8	185
Motorola Inc.	114	1,056
National Semiconductor Corp.	11	207
NetApp Inc. (b) (c)	18	365
Novell Inc. (c)	20	124
Novellus Systems Inc. (c)	6	121
Nvidia Corp. (c)	28	554
Oracle Corp. (c)	197	3,851
Paychex Inc.	17	578
QLogic Corp. (c)	6	96
QUALCOMM Inc.	82	3,349
SanDisk Corp. (c)	11	253

Sun Microsystems Inc. (c)	41	636
Symantec Corp. (c)	44	729
Tellabs Inc. (c)	23	126
Teradata Corp. (c)	8	182
Teradyne Inc. (c)	9	107
Texas Instruments Inc. (b)	68	1,919
Total System Services Inc.	10	238
Unisys Corp. (b) (c)	18	77
VeriSign Inc. (b) (c)	11	359
Western Union Co.	37	791
Xerox Corp.	48	715
Xilinx Inc. (b)	15	354
Yahoo! Inc. (b) (c)	67	1,926
		90,381
MATERIALS - 3.5%
Air Products & Chemicals Inc.	11	986
Alcoa Inc.	42	1,521
Allegheny Technologies Inc.	5	358
Ashland Inc.	3	157
Ball Corp.	5	228
Bemis Co. Inc.	4	114
Dow Chemical Co.	47	1,733
Eastman Chemical Co. (b)	4	245
Ecolab Inc.	9	386
EI Du Pont de Nemours & Co.	45	2,094
Freeport-McMoRan Copper & Gold Inc.	19	1,865
Hercules Inc.	6	105
International Flavors & Fragrances Inc.	4	188
International Paper Co.	21	561
MeadWestvaco Corp.	10	270
Monsanto Co.	27	3,042
Newmont Mining Corp. (b)	23	1,029
Nucor Corp. (b)	14	965
Pactiv Corp. (c)	6	159
PPG Industries Inc.	8	495
Praxair Inc.	16	1,357
Rohm & Haas Co.	6	330
Sealed Air Corp. (b)	8	214
Sigma-Aldrich Corp. (b)	7	399
Titanium Metals Corp. (b)	4	65
United States Steel Corp.	6	750
Vulcan Materials Co. (b)	6	373
Weyerhaeuser Co.	11	702
		20,691
TELECOMMUNICATION SERVICES - 3.4%
American Tower Corp. (c)	20	792
AT&T Inc.	303	11,615
CenturyTel Inc.	5	180
Citizens Communications Co.	15	161
Embarq Corp.	8	304
Qwest Communications International Inc. (b)	77	350
Sprint Nextel Corp. (b)	142	949

Verizon Communications Inc.	144	5,264
Windstream Corp.	26	306
		19,921
UTILITIES - 3.5%
AES Corp. (c)	33	542
Allegheny Energy Inc.	8	398
Ameren Corp. (b)	11	468
American Electric Power Co. Inc.	20	847
CenterPoint Energy Inc. (b)	17	248
CMS Energy Corp. (b)	10	140
Consolidated Edison Inc. (b)	13	526
Constellation Energy Group Inc.	9	791
Dominion Resources Inc. (b)	29	1,187
DTE Energy Co.	8	315
Duke Energy Corp.	63	1,132
Dynegy Inc. (b) (c)	24	186
Edison International Inc.	16	790
Entergy Corp.	10	1,074
Exelon Corp.	33	2,675
FirstEnergy Corp.	15	1,034
FPL Group Inc.	21	1,298
Integrys Energy Group Inc. (b)	4	171
Nicor Inc. (b)	2	58
NiSource Inc. (b)	14	245
Pepco Holdings Inc.	10	235
PG&E Corp.	17	642
Pinnacle West Capital Corp. (b)	6	194
PPL Corp.	18	847
Progress Energy Inc.	13	528
Public Service Enterprise Group Inc.	26	1,029
Questar Corp.	8	462
Sempra Energy	13	698
Southern Co.	38	1,369
TECO Energy Inc. (b)	12	187
Xcel Energy Inc. (b)	22	436
		20,752

Total Common Stocks (cost $529,925)		580,159

SHORT TERM INVESTMENTS - 13.6%
Mutual Funds - 1.6%
JNL Money Market Fund, 2.72% (a) (h)	9,495	9,495

Securities Lending Collateral - 11.9%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (h)	70,311	70,311

U.S. Treasury Securities - 0.1%
U.S. Treasury Bill, 0.83%, 06/19/08 (o)	635	633

Total Short Term Investments (cost $80,439)		80,439

Total Investments - 112.0% (cost $610,364)		660,598

Other Assets and Liabilities, Net - (12.0%)		(70,920)
Total Net Assets - 100%		$ 589,678

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 12.3%
99 Cents Only Stores (b) (c)	18	$ 182
Advance Auto Parts Inc. (b)	37	1,249
Aeropostale Inc. (b) (c)	25	683
American Eagle Outfitters Inc.	80	1,398
American Greetings Corp.	20	370
AnnTaylor Stores Corp. (c)	24	570
ArvinMeritor Inc. (b)	28	355
Barnes & Noble Inc. (b)	18	567
Belo Corp.	34	358
Blyth Inc. (b)	9	169
Bob Evans Farms Inc. (b)	13	349
Borders Group Inc. (b)	21	124
BorgWarner Inc. (b)	43	1,864
Boyd Gaming Corp. (b)	22	432
Brinker International Inc.	39	723
Callaway Golf Co. (b)	24	356
Career Education Corp. (b) (c)	34	428
Carmax Inc. (b) (c)	81	1,579
CBRL Group Inc.	9	322
Charming Shoppes Inc. (b) (c)	43	208
Cheesecake Factory Inc. (b) (c)	26	567
Chico's FAS Inc. (b) (c)	68	481
Chipotle Mexican Grill Inc. - Class A (b) (c)	12	1,415
Coldwater Creek Inc. (b) (c)	25	127
Collective Brands Inc. (b) (c)	24	297
Corinthian Colleges Inc. (b) (c)	31	226
DeVry Inc.	23	949
Dick's Sporting Goods Inc. (b) (c)	31	842
Dollar Tree Inc. (c)	34	941
Entercom Communications Corp. (b)	10	102
Foot Locker Inc.	58	685
Furniture Brands International Inc. (b)	18	214
Gentex Corp. (b)	55	936
Getty Images Inc. (c)	18	560
Guess? Inc.	21	834
HanesBrands Inc. (b) (c)	35	1,032
Harte-Hanks Inc. (b)	18	242
Hovnanian Enterprises Inc. - Class A (b) (c)	15	157
International Speedway Corp. - Class A	12	478
ITT Educational Services Inc. (b) (c)	11	502
John Wiley & Sons Inc. (b)	17	672
Lamar Advertising Co. (b) (c)	30	1,080
Lear Corp. (b) (c)	29	741
Lee Enterprises Inc. (b)	16	156
Life Time Fitness Inc. (b) (c)	13	392

Matthews International Corp. - Class A (b)	12	576
MDC Holdings Inc. (b)	13	573
Media General Inc. (b)	9	130
Modine Manufacturing Co. (b)	12	171
Mohawk Industries Inc. (b) (c)	21	1,479
NetFlix Inc. (b) (c)	18	638
NVR Inc. (b) (c)	2	1,142
O'Reilly Automotive Inc. (b) (c)	44	1,242
Pacific Sunwear of California Inc. (c)	28	352
PetSmart Inc.	49	995
Phillips-Van Heusen	21	808
Regis Corp.	16	453
Rent-A-Center Inc. (b) (c)	26	468
Ross Stores Inc. (b)	51	1,538
Ruby Tuesday Inc.	21	156
Ryland Group Inc. (b)	16	518
Saks Inc. (b) (c)	53	656
Scholastic Corp. (b) (c)	10	294
Scientific Games Corp. - Class A (b) (c)	25	529
Service Corp. International	102	1,038
Sotheby's Holdings - Class A (b)	25	713
Strayer Education Inc.	5	821
Thor Industries Inc. (b)	13	396
Timberland Co. - Class A (b) (c)	18	254
Toll Brothers Inc. (b) (c)	48	1,126
Tupperware Brands Corp.	23	884
Urban Outfitters Inc. (b) (c)	42	1,318
Valassis Communications Inc. (b) (c)	19	203
Warnaco Group Inc. (c)	17	676
Williams-Sonoma Inc. (b)	33	792
		47,853
CONSUMER STAPLES - 3.4%
Alberto-Culver Co.	32	866
BJ's Wholesale Club Inc. (c)	24	847
Church & Dwight Co. Inc. (b)	25	1,356
Corn Products International Inc.	28	1,050
Energizer Holdings Inc. (b) (c)	21	1,939
Hansen Natural Corp. (b) (c)	23	805
Hormel Foods Corp.	27	1,121
JM Smucker Co.	21	1,082
Lancaster Colony Corp. (b)	8	323
NBTY Inc. (c)	22	646
PepsiAmericas Inc.	23	576
Ruddick Corp.	14	527
Smithfield Foods Inc. (b) (c)	44	1,139
Tootsie Roll Industries Inc. (b)	11	276
Universal Corp. (b)	10	660
		13,213
ENERGY - 10.0%
Arch Coal Inc. (b)	54	2,354
Bill Barrett Corp. (b) (c)	13	613
Cimarex Energy Co. (b)	31	1,710

Denbury Resources Inc. (c)	92	2,634
Encore Acquisition Co. (b) (c)	20	808
Exterran Holdings Inc. (c)	25	1,583
FMC Technologies Inc. (c)	49	2,796
Forest Oil Corp. (b) (c)	33	1,616
Frontier Oil Corp.	40	1,089
Grant Prideco Inc. (c)	47	2,336
Helmerich & Payne Inc.	39	1,838
Newfield Exploration Co. (b) (c)	49	2,614
Overseas Shipholding Group Inc. (b)	11	749
Patterson-UTI Energy Inc. (b)	59	1,535
Pioneer Natural Resources Co. (b)	45	2,192
Plains Exploration & Production Co. (c)	42	2,239
Pride International Inc. (b) (c)	62	2,179
Quicksilver Resources Inc. (b) (c)	38	1,397
Southwestern Energy Co. (c)	129	4,330
Superior Energy Services Inc. (b) (c)	30	1,207
Tidewater Inc. (b)	20	1,124
		38,943
FINANCIALS - 16.2%
Alexandria Real Estate Equities Inc.	12	1,119
AMB Property Corp.	37	2,012
American Financial Group Inc.	27	688
AmeriCredit Corp. (b) (c)	44	442
Apollo Investment Corp.	45	708
Arthur J Gallagher & Co. (b)	35	823
Associated Bancorp (b)	48	1,281
Astoria Financial Corp.	30	822
Bank of Hawaii Corp.	18	902
BRE Properties Inc. - Class A (b)	19	877
Broadridge Financial Solutions Inc.	53	929
Brown & Brown Inc.	42	736
Camden Property Trust	20	994
Cathay General Bancorp (b)	19	396
City National Corp. (b)	15	742
Colonial BancGroup Inc. (b)	59	571
Commerce Group Inc.	17	601
Cousins Properties Inc. (b)	14	343
Cullen/Frost Bankers Inc. (b)	22	1,155
Duke Realty Corp.	55	1,258
Eaton Vance Corp.	43	1,326
Equity One Inc. (b)	14	329
Everest Re Group Ltd.	24	2,114
Federal Realty Investors Trust (b)	22	1,721
Fidelity National Financial Inc. - Class A	80	1,469
First American Corp.	35	1,178
First Community Bancorp Inc. (b)	9	251
First Niagara Financial Group Inc. (b)	39	533
FirstMerit Corp. (b)	30	625
Hanover Insurance Group Inc.	19	793
HCC Insurance Holdings Inc.	43	987
Health Care Real Estate Investment Trust (b)	33	1,506

Highwoods Properties Inc. (b)	21	668
Horace Mann Educators Corp. (b)	15	267
Hospitality Properties Trust	36	1,209
IndyMac Bancorp Inc. (b)	30	151
Jefferies Group Inc. (b)	42	680
Jones Lang LaSalle Inc. (b)	12	924
Liberty Property LP	35	1,076
Macerich Co.	27	1,902
Mack-Cali Realty Corp.	25	881
Mercury General Corp. (b)	13	583
Nationwide Health Properties Inc. (b)	36	1,208
New York Community Bancorp Inc. (b)	122	2,225
Old Republic International Corp. (b)	87	1,126
PMI Group Inc. (b)	32	185
Potlatch Corp. (b)	15	623
Protective Life Corp.	27	1,079
Radian Group Inc. (b)	29	191
Raymond James Financial Inc. (b)	36	824
Rayonier Inc. (b)	30	1,283
Realty Income Corp. (b)	38	979
Regency Centers Corp.	26	1,709
SEI Investments Co.	48	1,181
StanCorp Financial Group Inc.	18	877
SVB Financial Group (b) (c)	12	532
Synovus Financial Corp. (b)	125	1,377
TCF Financial Corp. (b)	40	724
UDR Inc. (b)	50	1,224
Unitrin Inc. (b)	20	692
Waddell & Reed Financial Inc. - Class A	32	1,041
Washington Federal Inc.	33	753
Webster Financial Corp.	20	560
Weingarten Realty Investors (b)	28	968
WestAmerica Bancorp (b)	11	579
Wilmington Trust Corp. (b)	26	807
WR Berkley Corp.	59	1,621
		62,940
HEALTH CARE - 12.1%
Advanced Medical Optics Inc. (b) (c)	22	452
Affymetrix Inc. (b) (c)	26	452
Apria Healthcare Group Inc. (b) (c)	16	316
Beckman Coulter Inc.	23	1,511
Cephalon Inc. (b) (c)	25	1,638
Cerner Corp. (b) (c)	25	937
Charles River Laboratories International Inc. (b) (c)	25	1,493
Community Health Systems Inc. (b) (c)	36	1,215
Covance Inc. (b) (c)	24	2,000
DENTSPLY International Inc.	57	2,185
Edwards Lifesciences Corp. (b) (c)	21	938
Endo Pharmaceuticals Holdings Inc. (c)	51	1,216
Gen-Probe Inc. (c)	20	982
Health Management Associates Inc. (b) (c)	91	481
Health Net Inc. (c)	41	1,267

Henry Schein Inc. (c)	33	1,919
Hillenbrand Industries Inc. (b) (c)	23	1,122
Hologic Inc. (c)	47	2,634
Intuitive Surgical Inc. (b) (c)	15	4,710
Invitrogen Corp. (b) (c)	18	1,509
Kindred Healthcare Inc. (c)	11	249
Kinetic Concepts Inc. (c)	20	945
LifePoint Hospitals Inc. (b) (c)	22	600
Lincare Holdings Inc. (b) (c)	28	792
Medics Pharmaceutical Corp. (b)	21	416
Millennium Pharmaceuticals Inc. (b) (c)	122	1,888
Omnicare Inc. (b)	45	821
Par Pharmaceutical Cos. Inc. (b) (c)	13	218
PDL BioPharma Inc. (b) (c)	43	458
Perrigo Co. (b)	29	1,088
Pharmaceutical Product Development Inc.	39	1,636
Psychiatric Solutions Inc. (b) (c)	21	702
Resmed Inc. (b) (c)	29	1,235
Sepracor Inc. (b) (c)	42	811
STERIS Corp.	23	626
Techne Corp. (c)	15	989
Universal Health Services Inc.	20	1,074
Valeant Pharmaceutical International (b) (c)	34	437
Varian Inc. (c)	11	651
VCA Antech Inc. (b) (c)	32	873
Vertex Pharmaceuticals Inc. (b) (c)	50	1,196
WellCare Health Plans Inc. (b) (c)	15	602
		47,284
INDUSTRIALS - 15.9%
AGCO Corp. (b) (c)	34	2,048
AirTran Holdings Inc. (b) (c)	33	220
Alaska Air Group Inc. (b) (c)	15	303
Alexander & Baldwin Inc.	16	683
Alliant Techsystems Inc. (b) (c)	12	1,282
Ametek Inc.	40	1,749
Avis Budget Group Inc. (c)	40	423
BE Aerospace Inc. (c)	35	1,225
Brink's Co.	18	1,212
Carlisle Cos. Inc. (b)	23	768
ChoicePoint Inc. (c)	26	1,252
Con-Way Inc. (b)	17	828
Copart Inc. (c)	27	1,031
Corporate Executive Board Co.	14	554
Corrections Corp. of America (c)	47	1,293
Crane Co.	19	777
Deluxe Corp.	19	368
Donaldson Co. Inc.	27	1,068
DRS Technologies Inc.	16	906
Dun & Bradstreet Corp.	22	1,762
Fastenal Co. (b)	47	2,161
Federal Signal Corp. (b)	19	263
Flowserve Corp.	22	2,250

GATX Corp.	18	704
Graco Inc. (b)	23	846
Granite Construction Inc. (b)	14	442
Harsco Corp.	31	1,740
Herman Miller Inc. (b)	21	514
HNI Corp. (b)	18	476
Hubbell Inc. - Class B	22	941
IDEX Corp.	30	928
JB Hunt Transport Services Inc. (b)	33	1,039
JetBlue Airways Corp. (b) (c)	67	390
Joy Global Inc.	40	2,632
Kansas City Southern (b) (c)	29	1,147
KBR Inc.	63	1,754
Kelly Services Inc. - Class A (b)	9	192
Kennametal Inc.	29	852
Korn/Ferry International (b) (c)	17	291
Lincoln Electric Holdings Inc.	16	1,051
Manpower Inc.	30	1,700
Mine Safety Appliances Co. (b)	11	463
MSC Industrial Direct Co. - Class A (b)	18	744
Navigant Consulting Inc. (b) (c)	18	345
Nordson Corp. (b)	13	684
Oshkosh Truck Corp.	28	1,019
Pentair Inc. (b)	37	1,182
Quanta Services Inc. (c)	65	1,500
Republic Services Inc. - Class A	60	1,754
Rollins Inc.	15	273
Roper Industries Inc.	34	1,996
SPX Corp. (b)	20	2,083
Stericycle Inc. (c)	33	1,693
Teleflex Inc.	15	712
Thomas & Betts Corp. (c)	19	688
Timken Co.	36	1,076
Trinity Industries Inc. (b)	30	806
United Rentals Inc. (c)	28	533
URS Corp. (c)	30	989
Wabtec Corp. (b)	19	707
Werner Enterprises Inc. (b)	17	311
YRC Worldwide Inc. (b) (c)	21	276
		61,899
INFORMATION TECHNOLOGY - 13.0%
3Com Corp. (b) (c)	149	342
ACI Worldwide Inc. (b) (c)	13	259
Activision Inc. (c)	110	2,998
Acxiom Corp.	27	325
ADC Telecommunications Inc. (c)	44	534
ADTRAN Inc. (b)	22	415
Advent Software Inc. (b) (c)	7	298
Alliance Data Systems Corp. (b) (c)	29	1,396
Amphenol Corp. - Class A	67	2,483
Arrow Electronics Inc. (c)	47	1,566
Atmel Corp. (c)	169	587

Avnet Inc. (c)	56	1,834
Avocent Corp. (c)	19	313
Cadence Design Systems Inc. (c)	105	1,117
CommScope Inc. (b) (c)	25	863
Cree Inc. (b) (c)	33	919
CSG Systems International Inc. (c)	14	156
Cypress Semiconductor Corp. (c)	58	1,378
Diebold Inc.	25	945
Digital River Inc. (b) (c)	16	481
DST Systems Inc. (b) (c)	20	1,286
Dycom Industries Inc. (c)	16	188
F5 Networks Inc. (c)	31	571
Fair Isaac Corp. (b)	19	415
Fairchild Semiconductor International Inc. (c)	48	571
Foundry Networks Inc. (b) (c)	56	645
Gartner Inc. - Class A (b) (c)	26	497
Global Payments Inc. (b)	30	1,235
Harris Corp.	51	2,488
Imation Corp. (b)	12	283
Ingram Micro Inc. - Class A (c)	56	884
Integrated Device Technology Inc. (c)	73	654
International Rectifier Corp. (c)	27	588
Intersil Corp.	48	1,242
Jack Henry & Associates Inc. (b)	29	720
Kemet Corp. (b) (c)	34	139
Lam Research Corp. (c)	47	1,780
Macrovision Corp. (b) (c)	20	274
McAfee Inc. (c)	61	2,019
Mentor Graphics Corp. (b) (c)	33	295
Metavante Technologies Inc. (c)	33	668
MPS Group Inc. (c)	37	436
National Instruments Corp.	22	578
NCR Corp. (c)	67	1,520
Palm Inc. (b)	38	188
Parametric Technology Corp. (b) (c)	43	686
Plantronics Inc. (b)	18	350
Polycom Inc. (b) (c)	34	759
RF Micro Devices Inc. (b) (c)	108	286
Semtech Corp. (b) (c)	24	341
Silicon Laboratories Inc. (c)	20	643
SRA International Inc. - Class A (c)	16	387
Sybase Inc. (c)	33	876
Synopsys Inc. (c)	53	1,211
Tech Data Corp. (c)	21	686
TriQuint Semiconductor Inc. (c)	54	272
ValueClick Inc. (c)	36	627
Vishay Intertechnology Inc. (b) (c)	68	619
Western Digital Corp. (b) (c)	82	2,224
Wind River Systems Inc. (c)	30	230
Zebra Technologies Corp. (b) (c)	25	840
		50,410
MATERIALS - 7.4%

Airgas Inc.	31	1,417
Albemarle Corp.	30	1,081
AptarGroup Inc.	26	999
Cabot Corp. (b)	24	677
Carpenter Technology Corp.	19	1,041
CF Industries Holdings Inc.	18	1,884
Chemtura Corp.	89	654
Cleveland-Cliffs Inc. (b)	17	1,996
Commercial Metals Co.	44	1,324
Cytec Industries Inc.	16	855
Ferro Corp.	16	234
FMC Corp.	29	1,590
Louisiana-Pacific Corp. (b)	40	364
Lubrizol Corp.	26	1,442
Martin Marietta Materials Inc. (b)	16	1,658
Minerals Technologies Inc. (b)	7	464
Olin Corp. (b)	29	564
Packaging Corp. of America (b)	35	784
Reliance Steel & Aluminum Co.	24	1,439
RPM International Inc.	46	961
Scotts Miracle-Gro Co. (b)	17	540
Sensient Technologies Corp.	18	533
Sonoco Products Co.	37	1,059
Steel Dynamics Inc.	72	2,382
Temple-Inland Inc.	39	499
Terra Industries Inc. (b) (c)	35	1,250
Valspar Corp.	37	739
Worthington Industries Inc. (b)	25	425
		28,855
TELECOMMUNICATION SERVICES - 0.7%
Cincinnati Bell Inc. (c)	91	386
NeuStar Inc. - Class A (b) (c)	29	769
Telephone & Data Systems Inc.	40	1,559
		2,714
UTILITIES - 7.8%
AGL Resources Inc.	28	977
Alliant Energy Corp.	43	1,495
Aqua America Inc. (b)	50	930
Aquila Inc. (c)	141	452
Black Hills Corp. (b)	14	508
DPL Inc. (b)	43	1,102
Energen Corp.	27	1,669
Energy East Corp.	60	1,448
Equitable Resources Inc.	46	2,706
Great Plains Energy Inc. (b)	33	802
Hawaiian Electric Industries Inc. (b)	31	747
IDACORP Inc. (b)	17	556
MDU Resources Group Inc.	68	1,671
National Fuel Gas Co.	32	1,493
Northeast Utilities	58	1,419
NSTAR (b)	40	1,231
OGE Energy Corp.	35	1,083
Oneok Inc.	39	1,728
PNM Resources Inc.	29	360
Puget Energy Inc. (b)	47	1,214
SCANA Corp. (b)	44	1,592
Sierra Pacific Resources	89	1,118
Vectren Corp. (b)	28	762
Westar Energy Inc.	36	818
WGL Holdings Inc. (b)	18	586
Wisconsin Energy Corp.	44	1,921
		30,388

Total Common Stocks (cost $390,719)		384,499

SHORT TERM INVESTMENTS - 32.2%
Mutual Funds - 1.3%
JNL Money Market Fund, 2.72% (a) (h)	4,998	4,998

Securities Lending Collateral - 30.8%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (h)	120,031	120,031

U.S. Treasury Securities - 0.1%
U.S. Treasury Bill, 0.83%, 06/19/08 (o)	210	209

Total Short Term Investments (cost $125,238)		125,238

Total Investments - 131.0% (cost $515,957)		509,737
Other Assets and Liabilities, Net - (31.0%)		(120,498)
Total Net Assets - 100%		$ 389,239

JNL/Mellon Capital Management Small Cap Index Fund
COMMON STOCKS - 97.2%
CONSUMER DISCRETIONARY - 13.3%
1-800-Flowers.com Inc. (c)	6	$ 50
99 Cents Only Stores (b) (c)	12	123
Aaron Rents Inc. (b)	12	260
AC Moore Arts & Crafts Inc. (b) (c)	5	34
Aeropostale Inc. (c)	18	493
AFC Enterprises Inc. (c)	6	54
Aftermarket Technology Corp. (c)	6	113
AH Belo Corp. - Class A (c)	5	52
Ambassadors Group Inc.	4	78
Ambassadors International Inc. (b)	3	19
American Axle & Manufacturing Holdings Inc. (b)	12	240
American Greetings Corp. (b)	14	254
American Public Education Inc. (c)	1	45
Amerigon Inc. (c)	6	91
Ameristar Casinos Inc. (b)	7	123
Arbitron Inc. (b)	8	329
Arctic Cat Inc.	3	21
ArvinMeritor Inc. (b)	19	233
Asbury Automotive Group Inc.	7	91
Audiovox Corp. (c)	4	43
Avatar Holdings Inc. (b) (c)	2	68
Bally Technologies Inc. (b) (c)	14	486
Bassett Furniture Industries Inc.	1	8
Beasley Broadcast Group Inc. - Class A	1	3
Beazer Homes USA Inc. (b)	10	96
Bebe Stores Inc. (b)	6	67
Belo Corp.	23	243
Benihana Inc. - Class A (c)	3	39
Big 5 Sporting Goods Corp. (b)	6	49
BJ's Restaurants Inc. (b) (c)	4	60
Blockbuster Inc. - Class A (b) (c)	55	180
Blue Nile Inc. (b) (c)	3	188
Bluegreen Corp. (b) (c)	6	43
Blyth Inc.	7	132
Bob Evans Farms Inc. (b)	9	245
Bon-Ton Stores Inc. (b)	3	14
Books-A-Million Inc.	3	31
Borders Group Inc. (b)	15	89
Bright Horizons Family Solutions Inc. (c)	7	305
Brookfield Homes Corp. (b)	3	50
Brown Shoe Co. Inc.	12	177
Buckle Inc. (b)	4	166
Buffalo Wild Wings Inc. (b) (c)	4	102
Build-A-Bear Workshop Inc. (c)	4	36
Building Material Holding Corp. (b)	6	26
Cabela's Inc. - Class A (b) (c)	11	157
Cache Inc. (c)	3	34
California Pizza Kitchen Inc. (b) (c)	8	102
Callaway Golf Co. (b)	18	262
Capella Education Co. (c)	3	165

Carmike Cinemas Inc. (b)	4	40
Carrols Restaurant Group Inc (c)	3	26
Carter's Inc. (c)	15	248
Casual Male Retail Group Inc. (b) (c)	10	43
Cato Corp. - Class A	8	120
CBRL Group Inc.	6	229
CEC Entertainment Inc. (c)	7	197
Champion Enterprises Inc. (b) (c)	20	204
Charlotte Russe Holding Inc. (c)	7	113
Charming Shoppes Inc. (b) (c)	31	149
Charter Communications Inc. - Class A (b) (c)	118	101
Cherokee Inc. (b)	2	73
Childrens Place Retail Stores Inc. (c)	6	143
Chipotle Mexican Grill Inc. (c)	9	847
Christopher & Banks Corp. (b)	10	96
Churchill Downs Inc.	3	126
Cinemark Holdings Inc.	8	101
Citadel Broadcasting Corp. (b)	53	88
Citi Trends Inc. (b) (c)	4	72
CKE Restaurants Inc.	15	171
CKX Inc. (b) (c)	10	95
Coinstar Inc. (b) (c)	7	210
Collective Brands Inc. (c)	18	215
Columbia Sportswear Co. (b)	4	161
Conn's Inc. (b) (c)	3	51
Cooper Tire & Rubber Co.	17	251
Core-Mark Holding Co. Inc. (c)	3	80
Corinthian Colleges Inc. (b) (c)	23	168
Courier Corp.	3	72
Cox Radio Inc. - Class A (b) (c)	9	105
CPI Corp. (b)	2	26
Crown Media Holdings Inc. (b) (c)	5	28
CSK Auto Corp. (b) (c)	12	107
CSS Industries Inc.	2	80
Cumulus Media Inc. - Class A (c)	8	49
Deckers Outdoor Corp. (c)	3	376
Denny's Corp. (c)	25	73
DeVry Inc.	16	667
DG FastChannel Inc. (c)	4	71
Dolan Media Co. (c)	3	61
Domino's Pizza Inc. (b)	12	156
Dover Downs Gaming & Entertainment Inc.	4	30
Dress Barn Inc. (b) (c)	13	165
Drew Industries Inc. (c)	5	127
DSW Inc. (b) (c)	5	61
Eddie Bauer Holdings Inc. (c)	9	34
Emmis Communications Corp. - Class A (b) (c)	10	34
Empire Resorts Inc. (b) (c)	1	2
Entercom Communications Corp.	9	90
Entravision Communications Corp. (b) (c)	18	117
Ethan Allen Interiors Inc. (b)	7	200
Exide Technologies (c)	21	273

FGX International Holdings Ltd. (c)	3	40
Finish Line - Class A	11	50
Fisher Communications Inc. (c)	1	47
Fleetwood Enterprises Inc. (b) (c)	14	65
Fossil Inc. (c)	12	358
Fred's Inc.	11	109
FTD Group Inc. (b)	5	62
Furniture Brands International Inc. (b)	12	144
Gaiam Inc. (b) (c)	5	84
GateHouse Media Inc. (b)	7	41
Gaylord Entertainment Co. (b) (c)	11	338
Gemstar-TV Guide International Inc. (c)	67	316
Genesco Inc. (b) (c)	6	140
GenTek Inc. (b) (c)	2	71
G-III Apparel Group Ltd. (c)	4	50
Global Sources Ltd. (b) (c)	5	74
Glu Mobile Inc. (b) (c)	2	8
Gray Television Inc. (b)	13	71
Great Wolf Resorts Inc. (c)	8	50
Group 1 Automotive Inc. (b)	6	140
GSI Commerce Inc. (b) (c)	5	70
Gymboree Corp. (b) (c)	8	307
Harris Interactive Inc. (c)	15	42
Haverty Furniture Cos. Inc.	5	57
Hayes Lemmerz International Inc. (c)	30	83
Heelys Inc. (b) (c)	2	8
Helen of Troy Ltd. (c)	8	131
hhgregg Inc. (b) (c)	3	36
Hibbett Sports Inc. (b) (c)	8	129
Hooker Furniture Corp. (b)	3	60
HOT Topic Inc. (b) (c)	11	47
Hovnanian Enterprises Inc. - Class A (b) (c)	10	104
Iconix Brand Group Inc. (b) (c)	14	239
IHOP Corp. (b)	5	226
Interactive Data Corp.	10	283
Interface Inc.	15	208
INVESTools Inc. (c)	14	151
iRobot Corp. (b) (c)	4	63
Isle of Capri Casinos Inc. (c)	4	28
J Crew Group Inc. (b) (c)	11	468
Jack in the Box Inc. (c)	16	422
Jackson Hewitt Tax Service Inc. (b)	8	96
Jakks Pacific Inc. (b) (c)	7	205
Jamba Inc. (b) (c)	13	36
Jo-Ann Stores Inc. (c)	6	96
JoS. A. Bank Clothiers Inc. (b) (c)	5	98
Journal Communications Inc. - Class A	13	92
Kenneth Cole Productions Inc. (b)	2	38
Kimball International Inc. - Class B	6	69
Knology Inc. (c)	7	87
Krispy Kreme Doughnuts Inc. (b) (c)	18	55
K-Swiss Inc. - Class A (b)	7	110

Lakes Entertainment Inc. (c)	5	20
Landry's Restaurants Inc. (b)	3	49
La-Z-Boy Inc. (b)	14	113
Leapfrog Enterprises Inc. (c)	8	57
Lear Corp. (b) (c)	21	536
Lee Enterprises Inc. (b)	13	126
Libbey Inc.	4	67
Life Time Fitness Inc. (b) (c)	9	283
Lifetime Brands Inc. (b)	3	25
Lin TV Corp. (c)	8	74
Lincoln Educational Services Corp. (b) (c)	1	16
Lithia Motors Inc. - Class A (b)	4	42
Live Nation Inc. (b) (c)	19	228
LKQ Corp. (b) (c)	30	666
LodgeNet Entertainment Corp. (b) (c)	7	40
Lodgian Inc. (c)	5	61
Lululemon Athletica Inc. (b) (c)	4	100
M/I Homes Inc. (b)	3	55
Magna Entertainment Corp. (c)	9	3
Maidenform Brands Inc. (c)	6	91
Marcus Corp. (b)	6	120
Marine Products Corp. (b)	2	17
MarineMax Inc. (b) (c)	4	55
Martha Stewart Living Omnimedia Inc. (b) (c)	8	56
Marvel Entertainment Inc. (b) (c)	13	350
Matthews International Corp. - Class A (b)	9	416
McCormick & Schmick's Seafood Restaurants Inc. (b) (c)	4	49
Media General Inc. (b)	6	81
Mediacom Communications Corp. (b) (c)	14	62
Men's Wearhouse Inc.	14	332
Meritage Homes Corp. (b) (c)	7	131
Midas Inc. (b) (c)	4	70
Modine Manufacturing Co.	9	137
Monaco Coach Corp.	9	85
Monarch Casino & Resort Inc. (c)	3	54
Monro Muffler Inc. (b)	5	90
Morgans Hotel Group Co. (b) (c)	6	85
Morningstar Inc. (b) (c)	3	201
Morton's Restaurant Group Inc. (b) (c)	3	26
Movado Group Inc.	5	92
MTR Gaming Group Inc. (b) (c)	4	29
Multimedia Games Inc. (b) (c)	7	35
National CineMedia Inc.	11	256
National Presto Industries Inc.	1	66
Nautilus Inc. (b)	9	28
NetFlix Inc. (b) (c)	13	443
New York & Co. Inc. (b) (c)	6	34
Nexstar Broadcasting Group Inc. - Class A (c)	3	18
Noble International Ltd. (b)	3	17
O'Charley's Inc.	6	71
Orbitz Worldwide Inc. (c)	9	64
Orleans Homebuilders Inc. (b)	1	5

Overstock.com Inc. (b) (c)	4	51
Oxford Industries Inc.	4	96
Pacific Sunwear of California Inc. (b) (c)	18	230
Palm Harbor Homes Inc. (b) (c)	2	11
Papa John's International Inc. (c)	6	137
PEP Boys-Manny Moe & Jack (b)	11	109
Perry Ellis International Inc. (b) (c)	3	66
PetMed Express Inc. (c)	6	65
PF Chang's China Bistro Inc. (b) (c)	7	196
Pier 1 Imports Inc. (b) (c)	24	148
Pinnacle Entertainment Inc. (c)	16	200
Playboy Enterprises Inc. - Class B (c)	5	41
Polaris Industries Inc. (b)	10	398
Pomeroy IT Solutions Inc. (c)	1	5
Premier Exhibitions Inc. (b) (c)	8	50
Pre-Paid Legal Services Inc. (c)	3	108
Priceline.com Inc. (b) (c)	10	1,241
PRIMEDIA Inc. (b)	12	89
Princeton Review Inc. (c)	2	19
Protection One Inc. (b) (c)	1	12
Quicksilver Inc. (c)	33	326
Radio One Inc. (b) (c)	20	31
Raser Technologies Inc. (b) (c)	9	79
RC2 Corp. (c)	5	104
RCN Corp. (c)	8	88
Reading International Inc. - Class A (c)	2	19
Red Robin Gourmet Burgers Inc. (b) (c)	5	174
Regis Corp.	12	331
Rent-A-Center Inc. (c)	19	351
Retail Ventures Inc. (c)	7	35
Riviera Holdings Corp. (c)	3	57
Ruby Tuesday Inc.	15	115
Russ Berrie & Co. Inc. (c)	4	60
Ruth's Chris Steak House (c)	4	30
Saga Communications Inc. (c)	1	8
Salem Communications Corp. - Class A	2	8
Sally Beauty Holdings Inc. (c)	25	175
Sauer-Danfoss Inc. (b)	3	70
Scholastic Corp. (c)	8	244
Sealy Corp. (b)	12	88
Select Comfort Corp. (b) (c)	14	49
Shiloh Industries Inc.	1	8
Shoe Carnival Inc. (c)	1	19
Shuffle Master Inc. (c)	9	49
Shutterfly Inc. (b) (c)	4	63
Sinclair Broadcast Group Inc. - Class A (b)	14	121
Six Flags Inc. (b) (c)	19	31
Skechers U.S.A. Inc. - Class A (c)	6	115
Skyline Corp. (b)	2	43
Smith & Wesson Holding Corp. (b) (c)	8	40
Sonic Automotive Inc. (b)	8	168
Sonic Corp. (c)	16	353

Sotheby's Holdings - Class A (b)	18	516
Source Interlink Cos. Inc. (b) (c)	11	20
Spanish Broadcasting System Inc. - Class A (b) (c)	11	20
Spartan Motors Inc. (b)	9	76
Speedway Motorsports Inc.	4	97
Stage Stores Inc.	12	188
Stamps.com Inc. (c)	4	46
Standard Motor Products Inc.	4	25
Standard-Pacific Corp. (b)	17	81
Steak n Shake Co. (c)	8	59
Stein Mart Inc.	7	39
Steiner Leisure Ltd. (c)	4	141
Steinway Musical Instruments Inc. (b) (c)	2	64
Steven Madden Ltd. (c)	6	100
Stewart Enterprises Inc. - Class A (b)	25	162
Stoneridge Inc. (c)	4	55
Strattec Security Corp.	1	28
Strayer Education Inc.	4	588
Sturm Ruger & Co. Inc. (c)	7	54
Sun-Times Media Group Inc. (b) (c)	17	13
Superior Industries International Inc. (b)	6	123
Syntax-Brillian Corp. (b) (c)	17	16
Systemax Inc.	3	35
Talbots Inc. (b)	6	64
Tempur-Pedic International Inc. (b)	20	223
Tenneco Inc. (c)	13	352
Texas Roadhouse Inc. - Class A (b) (c)	14	137
Timberland Co. - Class A (b) (c)	12	168
TiVo Inc. (c)	27	239
Town Sports International Holdings Inc. (b) (c)	4	25
Triarc Cos. Inc. - Class B (b)	17	119
True Religion Apparel Inc. (b) (c)	4	76
Trump Entertainment Resorts Inc. (b) (c)	9	32
Tuesday Morning Corp. (b) (c)	8	41
Tupperware Brands Corp.	17	647
Tween Brands Inc. (b) (c)	7	171
Ulta Salon Cosmetics & Fragr (b) (c)	2	27
Under Armour Inc. - Class A (b) (c)	7	238
UniFirst Corp.	4	147
Universal Electronics Inc. (c)	4	93
Universal Technical Institute Inc. (b) (c)	7	78
Vail Resorts Inc. (b) (c)	8	408
Valassis Communications Inc. (b) (c)	13	139
Value Line Inc.	-	10
ValueVision Media Inc. (c)	8	44
Visteon Corp. (c)	37	141
Volcom Inc. (b) (c)	4	83
Warnaco Group Inc. (c)	13	496
WCI Communities Inc. (b) (c)	8	29
West Marine Inc. (b) (c)	4	27
Westwood One Inc. (c)	19	40
Wet Seal Inc. (b) (c)	24	80

Weyco Group Inc. (b)	2	54
Wilsons The Leather Experts Inc. (b) (c)	3	1
Winnebago Industries Inc. (b)	8	133
WMS Industries Inc. (c)	11	396
Wolverine World Wide Inc. (b)	15	424
World Wrestling Entertainment Inc. (b)	6	120
WPT Enterprises Inc. (b) (c)	1	1
Xerium Technologies Inc. (b)	4	6
Zale Corp. (b) (c)	12	233
Zumiez Inc. (b) (c)	5	80
		41,512
CONSUMER STAPLES - 3.3%
Alico Inc.	1	36
Alliance One International Inc. (c)	26	159
American Dairy Inc. (b) (c)	2	15
American Oriental Bioengineering Inc. (c)	14	116
Andersons Inc. (b)	4	188
Arden Group Inc. - Class A (b)	-	36
Boston Beer Co. Inc. - Class A (c)	2	110
Cal-Maine Foods Inc. (b)	3	106
Casey's General Stores Inc.	14	307
Central Euro Distribution Corp. (b) (c)	10	560
Central Garden & Pet Co. - Class A (c)	19	85
Chattem Inc. (b) (c)	5	308
Chiquita Brands International Inc. (b) (c)	12	273
Coca-Cola Bottling Co. Consolidated (b)	2	107
Darling International Inc. (c)	22	280
Elizabeth Arden Inc. (c)	7	133
Farmer Brothers Co. (b)	1	26
Flowers Foods Inc. (b)	21	517
Fresh Del Monte Produce Inc. (c)	8	301
Great Atlantic & Pacific Tea Co. (c)	6	166
Green Mountain Coffee Roasters Inc. (b) (c)	5	147
Hain Celestial Group Inc. (b) (c)	11	314
Imperial Sugar Co. (b)	3	58
Ingles Markets Inc. - Class A	4	87
Inter Parfums Inc. (b)	2	49
J&J Snack Foods Corp.	4	114
Jones Soda Co. (b) (c)	7	25
Lancaster Colony Corp.	6	243
Lance Inc.	8	166
Longs Drug Stores Corp.	9	377
Mannatech Inc. (b)	4	32
Maui Land & Pineapple Co. Inc. (b) (c)	1	39
MGP Ingredients Inc. (b)	3	21
Nash Finch Co. (b)	4	128
National Beverage Corp. (b)	2	17
Nu Skin Enterprises Inc.	14	246
Pantry Inc. (b) (c)	6	132
Peets Coffee & Tea Inc. (b) (c)	4	96
Performance Food Group Co. (c)	9	310
Pilgrim's Pride Corp. - Class B (b)	11	214

Prestige Brands Holdings Inc. (c)	10	84
PriceSmart Inc. (b)	3	96
Ralcorp Holdings Inc. (c)	7	405
Reddy Ice Holdings Inc.	6	73
Revlon Inc. - Class A (c)	30	30
Ruddick Corp.	11	411
Sanderson Farms Inc. (b)	5	181
Seaboard Corp.	-	153
Spartan Stores Inc.	6	124
Spectrum Brands Inc. (b) (c)	11	51
Synutra International Inc. (b) (c)	1	32
Tootsie Roll Industries Inc. (b)	10	249
TreeHouse Foods Inc. (c)	8	190
United Natural Foods Inc. (b) (c)	12	218
Universal Corp. (b)	7	476
USANA Health Sciences Inc. (b) (c)	2	50
Vector Group Ltd. (b)	8	144
Village Super Market Inc.	1	37
WD-40 Co.	5	158
Weis Markets Inc.	3	110
Winn-Dixie Stores Inc. (b) (c)	10	176
		10,092
ENERGY - 7.3%
Allis-Chalmers Energy Inc. (b) (c)	7	97
Alon USA Energy Inc. (b)	4	55
Alpha Natural Resources Inc. (c)	18	776
Arena Resources Inc. (b) (c)	8	319
Arlington Tankers Ltd. (b)	4	80
Atlas America Inc.	6	371
ATP Oil & Gas Corp. (c)	7	226
Atwood Oceanics Inc. (c)	7	668
Aventine Renewable Energy Holdings Inc. (b) (c)	8	39
Basic Energy Services Inc. (b) (c)	11	244
Berry Petroleum Co. - Class A	11	495
Bill Barrett Corp. (b) (c)	8	398
Bois d'Arc Energy Inc. (b) (c)	5	114
BPZ Energy Inc. (b) (c)	14	299
Brigham Exploration Co. (c)	13	78
Bristow Group Inc. (b) (c)	5	294
Bronco Drilling Co. Inc. (b) (c)	6	102
Cal Dive International Inc. (c)	12	119
Callon Petroleum Corp. (c)	6	105
CARBO Ceramics Inc. (b)	5	216
Carrizo Oil & Gas Inc. (b) (c)	7	392
Clayton Williams Energy Inc. (c)	1	56
Clean Energy Fuels Corp. (b) (c)	3	34
Complete Production Services Inc. (c)	11	255
Comstock Resources Inc. (c)	12	486
Concho Resources Inc. (c)	6	158
Crosstex Energy Inc. (b)	10	336
CVR Energy Inc. (c)	6	129
Dawson Geophysical Co. (b) (c)	2	142

Delek US Holdings Inc.	3	38
Delta Petroleum Corp. (b) (c)	18	401
Double Hull Tankers Inc. (b)	6	65
Dril-Quip Inc. (c)	7	338
Edge Petroleum Corp. (b) (c)	8	31
Encore Acquisition Co. (c)	14	576
Energy Infrastructure Acquisition Corp. (b) (c)	7	72
Energy Partners Ltd. (c)	7	71
Evergreen Energy Inc. (b) (c)	17	26
EXCO Resources Inc. (b) (c)	17	305
Exterran Holdings Inc. (b) (c)	16	1,038
FX Energy Inc. (c)	10	42
General Maritime Corp. (b)	8	179
GeoGlobal Resources Inc. (b) (c)	8	24
Geokinetics Inc. (c)	2	35
GeoMet Inc. (c)	4	28
GMX Resources Inc. (b) (c)	3	115
Golar LNG Ltd.	9	169
Goodrich Petroleum Corp. (b) (c)	4	131
Grey Wolf Inc. (b) (c)	50	336
Gulf Island Fabrication Inc.	3	85
Gulfmark Offshore Inc. (b) (c)	6	335
Gulfport Energy Corp. (b) (c)	5	54
Harvest Natural Resources Inc. (c)	9	107
Hercules Offshore Inc. (c)	22	563
Hornbeck Offshore Services Inc. (b) (c)	6	285
International Coal Group Inc. (b) (c)	35	223
Kayne Anderson Energy Development Co. (b)	3	70
Knightsbridge Tankers Ltd.	5	128
Lufkin Industries Inc.	4	256
Marathon Acquisition Corp. (b) (c)	11	85
Mariner Energy Inc. (c)	24	643
Matrix Service Co. (c)	7	120
McMoRan Exploration Co. (b) (c)	9	150
Meridian Resource Corp. (b) (c)	21	31
NATCO Group Inc. (c)	5	236
Newpark Resources Inc. (b) (c)	23	119
NGP Capital Resources Co. (b)	5	86
Nova Biosource Fuels Inc. (b) (c)	8	12
NTR Acquisition Co. (b) (c)	6	55
Oil States International Inc. (b) (c)	13	601
Oilsands Quest Inc. (b) (c)	37	146
Pacific Ethanol Inc. (b) (c)	9	40
Parallel Petroleum Corp. (b) (c)	10	204
Parker Drilling Co. (c)	30	193
Penn Virginia Corp.	11	467
Petrohawk Energy Corp. (c)	50	1,006
Petroleum Development Corp. (b) (c)	4	274
PetroQuest Energy Inc. (c)	11	194
PHI Inc. (c)	4	127
Pioneer Drilling Co. (b) (c)	13	204
PrimeEnergy Corp. (c)	-	9

Rentech Inc. (c)	46	41
Rosetta Resources Inc. (c)	14	269
RPC Inc. (b)	9	132
Ship Finance International Ltd.	8	222
Stone Energy Corp. (c)	8	397
Sulphco Inc. (b) (c)	14	60
Superior Offshore International Inc. (b) (c)	3	10
Superior Well Services Inc. (b) (c)	4	98
Swift Energy Co. (c)	8	364
T-3 Energy Services Inc. (b) (c)	2	81
Toreador Resources Corp. (b) (c)	3	27
Trico Marine Services Inc. (c)	3	132
Tri-Valley Corp. (c)	4	23
TXCO Resources Inc. (c)	9	108
U.S. BioEnergy Corp. (c)	4	21
Union Drilling Inc. (c)	4	69
Uranium Resources Inc. (b) (c)	15	88
USEC Inc. (b) (c)	24	87
VAALCO Energy Inc. (c)	15	75
Venoco Inc. (c)	4	43
VeraSun Energy Corp. (b) (c)	9	63
Warren Resources Inc. (b) (c)	16	187
W-H Energy Services Inc. (c)	8	564
Whiting Petroleum Corp. (c)	11	722
Willbros Group Inc. (b) (c)	10	305
World Fuel Services Corp. (b)	8	213
		22,612
FINANCIALS - 19.6%
1st Source Corp.	4	89
Abington Bancorp Inc.	3	30
Acadia Realty Trust (b)	9	210
Advance America Cash Advance Centers Inc.	18	136
Advanta Corp. - Class B	9	60
Agree Realty Corp.	2	52
Alesco Financial Inc. (b)	16	45
Alexander's Inc. (c)	1	191
Alexandria Real Estate Equities Inc. (b)	8	787
Alfa Corp.	9	203
Alternative Asset Management Acquisition Corp. (c)	11	107
AMCORE Financial Inc.	6	130
American Campus Communities Inc. (b)	7	185
American Equity Investment Life Holding Co. (b)	16	145
American Financial Realty Trust (b)	35	277
American Physicians Capital Inc.	3	121
AmericanWest Bancorp	3	30
Ameris Bancorp	3	56
Amerisafe Inc. (c)	5	68
AmTrust Financial Services Inc. (b)	7	118
Anchor BanCorp Wisconsin Inc. (b)	5	96
Anthracite Capital Inc. (b)	16	108
Anworth Mortgage Asset Corp.	12	71
Apollo Investment Corp. (b)	31	498

Arbor Realty Trust Inc. (b)	3	47
Ares Capital Corp. (b)	18	228
Argo Group International Holdings Ltd. (c)	8	282
Ashford Hospitality Trust Inc. (b)	29	164
Aspen Insurance Holdings Ltd.	23	618
Asset Acceptance Capital Corp. (b)	5	45
Associated Estates Realty Corp.	4	51
Assured Guaranty Ltd.	21	502
Asta Funding Inc. (b)	2	33
Baldwin & Lyons Inc. - Class B	2	55
BancFirst Corp.	2	88
Banco Latinoamericano de Exportaciones SA	8	118
Bancorp Inc. (b) (c)	2	24
Bank Mutual Corp. (b)	13	138
Bank of the Ozarks Inc. (b)	3	82
BankAtlantic Bancorp Inc. - Class A (b)	12	46
BankFinancial Corp. (b)	6	99
BankUnited Financial Corp. - Class A (b)	8	42
Banner Corp. (b)	5	106
Beneficial Mutual Bancorp Inc. (c)	10	98
Berkshire Hills Bancorp Inc. (b)	2	60
Beverly Hills Bancorp Inc.	2	5
BioMed Realty Trust Inc.	18	421
BlackRock Kelso Capital Corp.	3	33
Boston Private Financial Holdings Inc. (b)	10	104
Brookline Bancorp Inc. (b)	16	187
BRT Realty Trust (b)	1	14
Bryn Mawr Bank Corp.	1	25
Calamos Asset Management Inc. (b)	6	100
Capital City Bank Group Inc. (b)	3	94
Capital Corp. of the West (b)	2	17
Capital Southwest Corp.	1	93
Capital Trust Inc. - Class A (b)	4	95
Capitol Bancorp Ltd. (b)	4	85
CapLease Inc. (b)	12	96
Cascade Bancorp (b)	6	57
Cash America International Inc.	8	297
CastlePoint Holdings Ltd.	1	14
Cathay General Bancorp (b)	14	287
CBRE Realty Finance Inc. (b)	7	29
Cedar Shopping Centers Inc.	11	132
Centennial Bank Holdings Inc. (c)	14	91
Center Financial Corp. (b)	2	17
Centerline Holding Co. (b)	14	55
Central Pacific Financial Corp. (b)	9	160
CFS Bancorp Inc. (b)	1	19
Chemical Financial Corp. (b)	7	163
Chimera Investment Corp.	9	114
Citizens & Northern Corp.	2	31
Citizens Banking Corp. (b)	20	247
Citizens Inc. (c)	10	65
City Bank	4	86

City Holdings Co.	5	194
Clayton Holdings Inc. (b) (c)	3	13
Clifton Savings Bancorp Inc.	2	21
CNA Surety Corp. (c)	4	60
CoBiz Financial Inc. (b)	5	59
Cohen & Steers Inc. (b)	5	128
Colony Bankcorp Inc.	1	11
Columbia Banking System Inc.	5	102
Commerce Group Inc.	13	475
Community Bancorp (c)	2	30
Community Bank System Inc. (b)	8	199
Community Trust Bancorp Inc. (b)	4	123
Compass Diversified Holdings	6	80
CompuCredit Corp. (b) (c)	5	47
Consolidated-Tomoka Land Co. (b)	2	86
Corporate Office Properties Trust SBI MD (b)	10	345
Corus Bankshares Inc. (b)	10	97
Cousins Properties Inc. (b)	11	262
Cowen Group Inc. (c)	4	31
Crawford & Co. - Class B (b) (c)	7	36
Credit Acceptance Corp. (b) (c)	1	23
Crystal River Capital Inc. (b)	7	62
CVB Financial Corp. (b)	17	179
Darwin Professional Underwriters Inc. (c)	2	38
DCT Industrial Trust Inc.	45	452
Deerfield Capital Corp. (b)	16	23
Delphi Financial Group Inc.	12	345
DiamondRock Hospitality Co. (b)	26	325
Digital Realty Trust Inc.	15	540
Dime Community Bancshares Inc.	7	120
Dollar Financial Corp. (b) (c)	4	95
Donegal Group Inc.	4	70
Downey Financial Corp. (b)	5	100
Duff & Phelps Corp. - Class A (c)	3	47
DuPont Fabros Technology Inc.	10	161
EastGroup Properties Inc.	7	303
Education Realty Trust Inc.	7	88
eHealth Inc. (c)	4	84
EMC Insurance Group Inc.	2	43
Employer Holdings Inc.	13	247
Encore Capital Group Inc. (b) (c)	5	31
Enstar Group Ltd. (b) (c)	2	218
Enterprise Financial Services Corp. (b)	3	73
Entertainment Properties Trust	8	372
Epoch Holding Corp.	2	27
Equity Lifestyle Properties Inc.	5	270
Equity One Inc. (b)	10	236
EuroBancshares Inc. (c)	2	11
Evercore Partners Inc. - Class A	2	44
Extra Space Storage Inc. (b)	17	278
EZCORP Inc. - Class A (c)	10	125
FBL Financial Group Inc. - Class A	4	107

FBR Capital Markets Corp. (b) (c)	8	57
FCStone Group Inc. (c)	3	70
Federal Agricultural Mortgage Corp. - Class C (b)	3	65
FelCor Lodging Trust Inc.	17	200
Financial Federal Corp. (b)	7	155
Financial Institutions Inc.	1	26
First Acceptance Corp. (b) (c)	5	14
First Bancorp / NC (b)	3	65
First Bancorp / Puerto Rico	23	232
First Busey Corp. (b)	6	120
First Cash Financial Services Inc. (b) (c)	7	76
First Charter Corp. (b)	10	255
First Commonwealth Financial Corp. (b)	20	232
First Community Bancorp Inc. (b)	7	186
First Community Bancshares Inc. (b)	3	94
First Financial Bancorp	9	115
First Financial Bankshares Inc. (b)	6	230
First Financial Corp. (b)	3	103
First Financial Holdings Inc.	3	72
First Industrial Realty Trust Inc. (b)	12	381
First Merchants Corp.	5	134
First Mercury Financial Corp. (c)	4	63
First Midwest Bancorp Inc. (b)	13	365
First Niagara Financial Group Inc.	27	372
First Place Financial Corp.	4	57
First Potomac Realty Trust (b)	6	97
First Regional Bancorp (b) (c)	2	41
First South Bancorp Inc. (b)	2	46
First State Bancorp (b)	5	71
FirstFed Financial Corp. (b) (c)	4	97
FirstMerit Corp. (b)	22	451
Flagstar Bancorp Inc. (b)	12	85
Flagstone Reinsurance Holdings Ltd.	4	51
Flushing Financial Corp.	5	93
FNB Corp. (b)	16	246
FPIC Insurance Group Inc. (c)	2	112
Franklin Bank Corp. (b) (c)	7	20
Franklin Street Properties Corp. (b)	16	227
Fremont General Corp. (b) (c)	19	9
Friedman Billings Ramsey Group Inc. - Class A	37	62
Frontier Financial Corp. (b)	10	183
FX Real Estate and Entertainment Inc. (c)	2	12
GAMCO Investors Inc.	2	82
German American Bancorp	2	20
Getty Realty Corp.	5	74
GFI Group Inc. (b)	4	247
Glacier Bancorp Inc. (b)	14	265
Gladstone Capital Corp. (b)	4	84
Glimcher Realty Trust (b)	11	128
GMH Communities Trust	6	54
Gramercy Capital Corp. (b)	5	110
Great Southern Bancorp Inc. (b)	3	40

Greene County Bancshares Inc.	3	61
Greenhill & Co. Inc. (b)	5	335
Greenlight Capital Re Ltd. (c)	3	51
Grubb & Ellis Co.	5	31
Hallmark Financial Services Inc. (c)	2	20
Hancock Holding Co. (b)	7	301
Hanmi Financial Corp. (b)	11	82
Harleysville Group Inc.	4	145
Harleysville National Corp. (b)	8	120
Healthcare Realty Trust Inc. (b)	14	354
Heartland Financial USA Inc. (b)	3	66
Heckmann Corp. (b) (c)	15	112
Hercules Technology Growth Capital Inc.	8	89
Heritage Commerce Corp.	3	53
Hersha Hospitality Trust	11	101
HFF Inc. Class - A (c)	5	25
Hicks Acquisition Co. Inc. (b) (c)	15	141
Highwoods Properties Inc. (b)	15	480
Hilb Rogal & Hobbs Co.	10	311
Hilltop Holdings Inc. (c)	13	132
Home Bancshares Inc. (b)	3	67
Home Properties Inc. (b)	9	433
Horace Mann Educators Corp.	11	201
Horizon Financial Corp. (b)	3	41
IBERIABANK Corp. (b)	3	135
Impac Mortgage Holdings Inc.	18	23
Imperial Capital Bancorp Inc.	1	30
Independence Holding Co. (b)	1	18
Independent Bank Corp.	4	106
Independent Bank Corp. (b)	6	63
Infinity Property & Casualty Corp.	4	181
Information Services Group Inc. (c)	7	38
Inland Real Estate Corp. (b)	16	239
Integra Bank Corp. (b)	5	84
Interactive Brokers Group Inc. (c)	11	280
International Bancshares Corp. (b)	14	312
Investors Bancorp Inc. (b) (c)	14	213
Investors Real Estate Trust	13	125
IPC Holdings Ltd.	16	460
Irwin Financial Corp.	5	29
JER Investors Trust Inc. (b)	7	58
Kansas City Life Insurance Co.	1	29
KBW Inc. (b) (c)	8	171
Kearny Financial Corp.	5	58
Kite Realty Group Trust	6	78
Knight Capital Group Inc. (c)	26	427
Kohlberg Capital Corp. (b)	3	36
LaBranche & Co. Inc. (c)	15	63
Lakeland Bancorp Inc.	6	76
Lakeland Financial Corp. (b)	3	65
LandAmerica Financial Group Inc. (b)	4	160
LaSalle Hotel Properties (b)	11	314

Lexington Realty Trust (b)	17	250
LTC Properties Inc. (b)	6	158
Luminent Mortgage Capital Inc. (b)	13	8
Macatawa Bank Corp. (b)	4	39
Maguire Properties Inc. (b)	10	145
MainSource Financial Group Inc. (b)	6	89
MarketAxess Holdings Inc. (c)	9	87
Max Capital Group Ltd.	16	426
MB Financial Inc. (b)	10	305
MCG Capital Corp. (b)	16	148
Meadowbrook Insurance Group Inc.	8	64
Medical Properties Trust Inc. (b)	13	150
Meruelo Maddux Properties Inc. (c)	11	29
MFA Mortgage Investments Inc. (b)	41	256
Mid-America Apartment Communities Inc.	7	340
Midland Co.	3	173
Midwest Banc Holdings Inc. (b)	6	74
Mission West Properties Inc.	6	52
Montpelier Re Holdings Ltd.	28	450
Move Inc. (b) (c)	29	88
MVC Capital Inc. (b)	7	105
Nara Bancorp Inc.	6	79
NASB Financial Inc. (b)	1	28
National Bankshares Inc.	1	16
National Financial Partners Corp. (b)	10	230
National Health Investors Inc. (b)	6	197
National Interstate Corp. (b)	2	36
National Penn Bancshares Inc. (b)	21	377
National Retail Properties Inc. (b)	19	422
National Western Life Insurance Co.	1	129
Nationwide Health Properties Inc. (b)	24	801
Navigators Group Inc. (c)	4	200
NBT Bancorp Inc.	8	186
Nelnet Inc. - Class A (b)	5	58
NewAlliance Bancshares Inc.	31	377
Newcastle Investment Corp. (b)	11	88
NewStar Financial Inc. (c)	3	15
NexCen Brands Inc. (c)	12	41
Northfield Bancorp Inc. (b) (c)	6	58
NorthStar Realty Finance Corp. (b)	16	134
Northwest Bancorp Inc.	5	141
NRDC Acquisition Corp. (b) (c)	12	106
NYMAGIC Inc. (b)	2	40
Ocwen Financial Corp. (b) (c)	10	43
Odyssey Re Holdings Corp.	8	279
Old National Bancorp (b)	18	320
Old Second Bancorp Inc. (b)	4	97
Omega Financial Corp.	3	106
Omega Healthcare Investors Inc.	18	321
optionsXpress Holdings Inc. (b)	12	247
Oriental Financial Group	5	101
Origen Financial Inc.	3	4

Oritani Financial Corp. (b) (c)	3	43
Pacific Capital Bancorp	12	265
Park National Corp. (b)	3	235
Parkvale Financial Corp.	1	15
Parkway Properties Inc. (b)	4	155
Patriot Capital Funding Inc.	5	54
PennantPark Investment Corp.	6	48
Pennsylvania Commerce Bancorp Inc. (c)	-	8
Pennsylvania Real Estate Investment Trust (b)	8	204
Penson Worldwide Inc. (c)	4	35
Peoples Bancorp Inc.	3	72
PFF Bancorp Inc. (b)	5	41
Phoenix Cos. Inc.	31	378
Pico Holdings Inc. (b) (c)	4	121
Pinnacle Financial Partners Inc. (b) (c)	5	119
Piper Jaffray Cos. (c)	5	159
Platinum Underwriters Holdings Ltd.	16	530
PMA Capital Corp. (c)	8	72
Portfolio Recovery Associates Inc. (b)	4	166
Post Properties Inc.	12	457
Potlatch Corp. (b)	11	438
Preferred Bank	3	44
Presidential Life Corp.	6	96
Primus Guaranty Ltd. (b) (c)	12	42
PrivateBancorp Inc. (b)	5	154
ProAssurance Corp. (c)	9	489
Prospect Capital Corp. (b)	6	87
Prosperity Bancshares Inc.	10	278
Provident Bankshares Corp.	9	99
Provident Financial Holdings Inc.	1	15
Provident Financial Services Inc.	17	234
Provident New York Bancorp	10	139
PS Business Parks Inc.	4	229
QC Holdings Inc. (b)	1	13
RAIT Investment Trust (b)	17	119
RAM Holdings Ltd. (b) (c)	5	12
Ramco-Gershenson Properties Trust	5	109
Realty Income Corp. (b)	27	699
Redwood Trust Inc. (b)	6	221
Renasant Corp. (b)	6	130
Republic Bancorp Inc. - Class A	3	58
Resource America Inc. - Class A (b)	4	34
Resource Capital Corp. (b)	5	40
RLI Corp.	5	253
Rockville Financial Inc.	2	21
Roma Financial Corp. (b)	3	51
Royal Bancshares of Pennsylvania - Class A (b)	1	9
S&T Bancorp Inc. (b)	7	216
Safety Insurance Group Inc. (b)	4	149
Sanders Morris Harris Group Inc. (b)	4	33
Sandy Spring Bancorp Inc.	4	120
Santander Bancorp	1	9

Saul Centers Inc. (b)	3	144
SCBT Financial Corp. (b)	3	95
SeaBright Insurance Holdings Inc. (c)	6	93
Seacoast Banking Corp. (b)	4	41
Security Bank Corp. (b)	5	43
Security Capital Assurance Ltd.	6	3
Selective Insurance Group	15	352
Senior Housing Properties Trust	24	567
Sierra Bancorp (b)	2	45
Signature Bank (c)	8	202
Simmons First National Corp. - Class A	4	115
South Financial Group Inc. (b)	20	290
Southern Community Financial Corp.	2	16
Southside Bancshares Inc. (b)	2	58
Southwest Bancorp Inc.	4	67
Sovran Self Storage Inc. (b)	6	238
State Auto Financial Corp.	4	120
Sterling Bancorp - NYS (b)	4	64
Sterling Bancshares Inc.	21	205
Sterling Financial Corp. / PA (c)	7	121
Sterling Financial Corp. / WA	13	209
Stewart Information Services Corp.	4	125
Stifel Financial Corp. (b) (c)	4	181
Strategic Hotel Capital Inc.	20	266
Suffolk Bancorp (b)	3	80
Summit Financial Group Inc. (b)	-	4
Sun Bancorp Inc. (c)	4	49
Sun Communities Inc.	5	93
Sunstone Hotel Investors Inc.	17	272
Superior Bancorp (b) (c)	9	47
Susquehanna Bancshares Inc. (b)	23	465
SVB Financial Group (b) (c)	9	407
SWS Group Inc. (b)	6	76
SY Bancorp Inc. (b)	3	67
Tanger Factory Outlet Centers Inc. (b)	9	328
Taylor Capital Group Inc.	2	28
Tejon Ranch Co. (b) (c)	3	111
Texas Capital Bancshares Inc. (c)	6	105
Thomas Properties Group Inc.	7	60
Thomas Weisel Partners Group Inc. (b) (c)	5	35
TICC Capital Corp. (b)	5	41
TierOne Corp. (b)	5	54
Tompkins Financial Corp. (b)	2	97
Tower Group Inc.	5	133
TradeStation Group Inc. (b) (c)	7	64
Triad Guaranty Inc. (b) (c)	3	16
Trico Bancshares (b)	4	70
Triplecrown Acquisition Corp. (c)	13	122
TrustCo Bank Corp. (b)	20	174
Trustmark Corp. (b)	13	286
U.S. Global Investors Inc. (b)	3	45
UCBH Holdings Inc. (b)	26	204

UMB Financial Corp.	8	342
Umpqua Holdings Corp. (b)	16	249
Union Bankshares Corp.	4	70
United America Indemnity Ltd. (c)	6	123
United Bankshares Inc. (b)	10	273
United Capital Corp. (c)	-	11
United Community Banks Inc. (b)	12	200
United Community Financial Corp. (b)	7	41
United Financial Bancorp Inc.	2	21
United Fire & Casualty Co.	6	217
United Security Bancshares / AL	1	18
United Security Bancshares / CA (b)	2	27
Universal American Financial Corp. (c)	13	138
Universal Health Realty Income Trust (b)	3	104
Univest Corp. (b)	2	62
Urstadt Biddle Properties Inc. - Class A	6	90
U-Store-It Trust (b)	14	154
Validus Holdings Ltd.	4	97
ViewPoint Financial Group	3	53
Virginia Commerce Bancorp (b) (c)	5	53
W Holding Co. Inc.	30	35
Waddell & Reed Financial Inc. - Class A	22	717
Washington Real Estate Investment Trust (b)	12	404
Washington Trust Bancorp	3	85
Wauwatosa Holdings Inc. (c)	2	24
WesBanco Inc. (b)	7	164
West Coast Bancorp	4	64
WestAmerica Bancorp (b)	8	425
Western Alliance Bancorp (b) (c)	5	60
Westfield Financial Inc.	4	36
Wilshire Bancorp Inc. (b)	5	40
Winthrop Realty Trust (b)	15	60
Wintrust Financial Corp. (b)	7	232
World Acceptance Corp. (b) (c)	5	157
WP Stewart & Co. Ltd. (b)	6	12
WSFS Financial Corp.	2	87
Zenith National Insurance Corp.	10	361
		60,906
HEALTH CARE - 12.6%
Abaxis Inc. (c)	5	127
Abiomed Inc. (c)	7	94
Acadia Pharmaceuticals Inc. (b) (c)	8	77
Accuray Inc. (b) (c)	4	35
Acorda Therapeutics Inc. (b) (c)	7	121
Affymax Inc. (b) (c)	1	19
Affymetrix Inc. (b) (c)	19	325
Air Methods Corp. (b) (c)	3	132
Akorn Inc. (b) (c)	14	68
Albany Molecular Research Inc. (c)	6	76
Alexion Pharmaceuticals Inc. (b) (c)	10	574
Alexza Pharmaceuticals Inc. (c)	6	40
Align Technology Inc. (b) (c)	17	185

Alkermes Inc. (b) (c)	27	321
Alliance Imaging Inc. (c)	8	65
Allos Therapeutics Inc. (c)	11	67
Allscripts Healthcare Solutions Inc. (b) (c)	14	149
Alnylam Pharmaceuticals Inc. (b) (c)	9	230
Alpharma Inc. - Class A (b) (c)	12	309
Altus Pharmaceuticals Inc. (c)	6	26
AMAG Pharmaceuticals Inc. (c)	5	184
Amedisys Inc. (b) (c)	7	281
America Service Group Inc. (c)	2	10
American Dental Partners Inc. (b) (c)	3	34
American Medical Systems Holdings Inc. (b) (c)	20	278
AMERIGROUP Corp. (c)	14	393
Amicus Therapeutics Inc. (b) (c)	2	20
AMN Healthcare Services Inc. (c)	9	143
Amsurg Corp. (c)	8	196
Analogic Corp. (b)	4	236
AngioDynamics Inc. (c)	5	63
Animal Health International Inc. (c)	4	42
Applera Corp. - Celera Genomics Group (c)	21	313
Apria Healthcare Group Inc. (b) (c)	12	234
Arena Pharmaceuticals Inc. (b) (c)	18	120
Ariad Pharmaceuticals Inc. (c)	15	49
ArQule Inc. (c)	9	40
Array BioPharma Inc. (b) (c)	12	85
ArthroCare Corp. (b) (c)	7	247
Aspect Medical Systems Inc. (b) (c)	4	26
Assisted Living Concepts Inc. (c)	17	99
Athenahealth Inc. (b) (c)	2	46
Auxilium Pharmaceuticals Inc. (c)	8	225
Barrier Therapeutics Inc. (c)	3	9
Bentley Pharmaceuticals Inc. (c)	5	82
Biodel Inc. (b) (c)	1	14
BioMarin Pharmaceutical Inc. (b) (c)	26	903
BioMimetic Therapeutics Inc. (c)	3	25
Bionovo Inc. (b) (c)	9	11
Bio-Rad Laboratories Inc. - Class A (c)	5	454
Bio-Reference Labs Inc. (b) (c)	3	79
BMP Sunstone Corp. (b) (c)	7	57
Bruker BioSciences Corp. (c)	18	279
Cadence Pharmaceuticals Inc. (b) (c)	4	26
Caliper Life Sciences Inc. (c)	8	30
Cambrex Corp.	8	53
Cantel Medical Corp. (c)	3	35
Capital Senior Living Corp. (c)	7	54
Caraco Pharmaceutical Laboratories Ltd. (c)	3	51
Cell Genesys Inc. (b) (c)	22	51
Centene Corp. (c)	12	167
Cepheid Inc. (b) (c)	15	366
Chemed Corp.	6	273
Computer Programs & Systems Inc. (b)	2	47
Conceptus Inc. (b) (c)	8	141

Conmed Corp. (c)	7	192
Corvel Corp. (b) (c)	2	67
Cross Country Healthcare Inc. (c)	8	104
CryoLife Inc. (c)	6	59
Cubist Pharmaceuticals Inc. (b) (c)	15	276
CuraGen Corp. (c)	10	8
Cutera Inc. (c)	4	51
CV Therapeutics Inc. (c)	16	111
Cyberonics Inc. (b) (c)	6	84
Cynosure Co. (c)	2	45
Cypress Bioscience Inc. (c)	11	79
Cytokinetics Inc. (c)	8	25
CytRx Corp. (b) (c)	22	26
Datascope Corp.	4	153
Dendreon Corp. (b) (c)	22	106
Dionex Corp. (c)	5	394
Discovery Laboratories Inc. (c)	22	51
Durect Corp. (b) (c)	18	92
Eclipsys Corp. (b) (c)	13	247
Emergency Medical Services Corp. (c)	3	66
Emergent BioSolutions Inc. (c)	2	15
Emeritus Corp. (b) (c)	3	62
Encysive Pharmaceuticals Inc. (b) (c)	14	33
Enzo Biochem Inc. (c)	9	81
Enzon Pharmaceuticals Inc. (b) (c)	12	108
eResearch Technology Inc. (b) (c)	10	130
ev3 Inc. (c)	14	111
ExacTech Inc. (c)	-	10
Exelixis Inc. (c)	28	194
E-Z-Em-Inc. (c)	1	14
Genomic Health Inc. (c)	3	62
Genoptix Inc. (c)	2	40
Gentiva Health Services Inc. (b) (c)	7	156
GenVec Inc. (b) (c)	10	18
Geron Corp. (b) (c)	20	97
Greatbatch Inc. (b) (c)	6	109
GTx Inc. (b) (c)	5	84
Haemonetics Corp. (c)	7	426
Halozyme Therapeutics Inc. (c)	18	114
Hansen Medical Inc. (b) (c)	3	43
HealthExtras Inc. (b) (c)	8	205
HealthSouth Corp. (b) (c)	21	377
HealthSpring Inc. (b) (c)	13	183
Healthways Inc. (c)	10	339
HMS Holdings Corp. (c)	6	171
Hologic Inc. (c)	33	1,819
Hooper Holmes Inc. (c)	1	1
Human Genome Sciences Inc. (b) (c)	36	215
Hythiam Inc. (b) (c)	9	10
ICU Medical Inc. (c)	4	107
Idenix Pharmaceuticals Inc. (b) (c)	5	25
Idevus Pharmaceuticals Inc. (c)	17	83

I-Flow Corp. (b) (c)	6	80
Illumina Inc. (b) (c)	14	1,084
Immucor Inc. (c)	19	401
Immunicon Corp. (c)	1	-
Immunogen Inc. (c)	3	11
Immunomedics Inc. (c)	15	42
Incyte Corp. (b) (c)	23	238
Inspire Pharmaceuticals Inc. (c)	-	-
Insulet Corp. (c)	2	29
Integra LifeSciences Holdings Corp. (b) (c)	5	216
InterMune Inc. (c)	8	118
Introgen Therapeutics Inc. (b) (c)	3	10
Invacare Corp. (b)	8	172
inVentiv Health Inc. (c)	8	244
Inverness Medical Innovations Inc. (b) (c)	19	577
Isis Pharmaceuticals Inc. (b) (c)	24	335
Javelin Pharmaceuticals Inc. (b) (c)	12	34
Kendle International Inc. (c)	4	161
Kensey Nash Corp. (b) (c)	3	100
Keryx Biopharmaceuticals Inc. (b) (c)	10	6
Kindred Healthcare Inc. (c)	8	176
Kosan Biosciences Inc. (b) (c)	12	19
KV Pharmaceutical Co. - Class A (b) (c)	10	240
Landauer Inc. (b)	3	131
Lannett Co. Inc. (c)	1	2
LCA-Vision Inc. (b)	5	68
LHC Group Inc. (b) (c)	4	70
LifeCell Corp. (b) (c)	9	389
Ligand Pharmaceuticals Inc. - Class B	25	100
Luminex Corp. (b) (c)	10	198
Magellan Health Services Inc. (c)	11	419
MannKind Corp. (b) (c)	12	70
Martek Biosciences Corp. (b) (c)	9	264
Masimo Corp. (c)	4	96
Matria Healthcare Inc. (c)	6	127
Maxygen Inc. (c)	6	37
Medarex Inc. (b) (c)	34	302
MedCath Corp. (c)	3	47
Medical Action Industries Inc. (c)	4	64
Medicines Co. (c)	14	287
Medics Pharmaceutical Corp. (b)	15	298
Medivation Inc. (b) (c)	6	78
Mentor Corp. (b)	9	228
Meridian Bioscience Inc.	11	360
Merit Medical Systems Inc. (c)	7	116
Metabolix Inc. (c)	4	42
Micrus Endovascular Corp. (c)	4	53
Minrad International Inc. (b) (c)	15	36
Molina Healthcare Inc. (b) (c)	4	95
Momenta Pharmaceuticals Inc. (b) (c)	7	72
MWI Veterinary Supply Inc. (b) (c)	2	77
Myriad Genetics Inc. (b) (c)	12	468

Nabi Biopharmaceuticals (b) (c)	14	57
Nastech Pharmaceutical Co. Inc. (b) (c)	7	16
National Healthcare Corp.	2	96
Natus Medical Inc. (c)	5	98
Nektar Therapeutics (b) (c)	24	169
NeoPharm Inc. (c)	4	2
Neurocrine Biosciences Inc. (b) (c)	10	52
Neurogen Corp. (c)	6	11
Nighthawk Radiology Holdings Inc. (c)	6	56
Northstar Neuroscience Inc. (c)	5	8
Novacea Inc. (b) (c)	2	6
Noven Pharmaceuticals Inc. (b) (c)	6	56
Nutraceutical International Corp. (c)	1	16
NuVasive Inc. (b) (c)	9	325
NxStage Medical Inc. (b) (c)	5	22
Obagi Medical Products Inc. (c)	2	17
Odyssey HealthCare Inc. (c)	9	85
Omnicell Inc. (b) (c)	9	187
OMRIX Biopharmaceuticals Inc. (c)	4	54
Onyx Pharmaceuticals Inc. (b) (c)	15	422
OraSure Technologies Inc. (c)	14	99
Orchid Cellmark Inc. (c)	4	12
Orexigen Therapeutics Inc. (c)	2	19
Orthofix International NV (c)	4	177
Orthologic Corp. (c)	6	5
Orthovita Inc. (c)	7	19
OSI Pharmaceuticals Inc. (c)	16	589
Osiris Therapeutics Inc. (b) (c)	3	44
Owens & Minor Inc. (b)	11	434
Pain Therapeutics Inc. (b) (c)	10	83
Palomar Medical Technologies Inc. (c)	4	60
Par Pharmaceutical Cos. Inc. (b) (c)	9	156
Parexel International Corp. (c)	15	396
Penwest Pharmaceuticals Co. (b) (c)	7	18
Perrigo Co.	20	771
PharmaNet Development Group Inc. (c)	5	124
PharMerica Corp. (c)	7	117
Phase Forward Inc. (c)	11	190
Poniard Pharmaceuticals Inc. (c)	4	12
Pozen Inc. (b) (c)	7	70
Progenics Pharmaceuticals Inc. (c)	8	49
Protalix BioTherapeutics Inc. (b) (c)	1	1
Providence Services Corp. (b) (c)	3	92
PSS World Medical Inc. (b) (c)	18	305
Psychiatric Solutions Inc. (b) (c)	15	497
Quidel Corp. (c)	8	130
Regeneron Pharmaceuticals Inc. (c)	17	333
RehabCare Group Inc. (c)	5	71
Res-Care Inc. (c)	7	113
Rigel Pharmaceuticals Inc. (c)	8	153
RTI Biologics Inc. (c)	9	81
Salix Pharmaceuticals Ltd. (b) (c)	13	83

Santarus Inc. (b) (c)	14	35
Savient Pharmaceuticals Inc. (b) (c)	14	287
Sciele Pharma Inc. (b) (c)	10	186
Seattle Genetics Inc. (c)	14	131
Senomyx Inc. (b) (c)	8	44
Sirona Dental Systems Inc. (b) (c)	5	124
Sirtris Pharmaceuticals Inc. (b) (c)	2	26
Skilled Healthcare Group Inc. (c)	6	68
Somaxon Pharmaceuticals Inc. (b) (c)	3	14
Sonic Innovations Inc. (c)	7	36
SonoSite Inc. (b) (c)	5	132
Spectranetics Corp. (b) (c)	9	72
Stereotaxis Inc. (b) (c)	8	45
STERIS Corp.	18	477
Sun Healthcare Group Inc. (c)	12	157
Sunrise Senior Living Inc. (b) (c)	12	262
SuperGen Inc. (b) (c)	14	35
SurModics Inc. (b) (c)	4	167
Symmetry Medical Inc. (b) (c)	9	154
Telik Inc. (b) (c)	13	31
Tercica Inc. (b) (c)	9	54
Thoratec Corp. (b) (c)	14	203
TomoTherapy Inc. (c)	3	50
Trizetto Group (b) (c)	11	186
Trubion Pharmaceuticals Inc. (b) (c)	2	22
United Therapeutics Corp. (c)	6	493
Valeant Pharmaceutical International (b) (c)	26	330
Vanda Pharmaceuticals Inc. (c)	7	26
Varian Inc. (c)	8	479
Verenium Corp. (b) (c)	11	36
ViroPharma Inc. (b) (c)	19	169
Vital Images Inc. (b) (c)	4	64
Vital Signs Inc.	3	153
Vivus Inc. (c)	16	98
Volcano Corp. (c)	7	83
West Pharmaceutical Services Inc.	9	392
Wright Medical Group Inc. (c)	9	229
XenoPort Inc. (c)	6	236
XOMA Ltd. (b) (c)	38	97
Zila Inc. (c)	8	1
Zoll Medical Corp. (c)	5	146
ZymoGenetics Inc. (b) (c)	11	104
		39,368
INDUSTRIALS - 15.0%
3D Systems Corp. (b) (c)	5	78
AAON Inc.	4	87
AAR Corp. (b) (c)	10	274
ABM Industries Inc.	12	259
ABX Air Inc. (c)	16	46
ACCO Brands Corp. (b) (c)	15	207
Accuride Corp. (c)	6	52
Actuant Corp. - Class A	15	450

Acuity Brands Inc. (b)	11	467
Administaff Inc. (b)	6	152
Advisory Board Co. (b) (c)	5	270
AECOM Technology Corp. (c)	12	303
AeroVironment Inc. (b) (c)	2	40
AirTran Holdings Inc. (b) (c)	25	165
Alaska Air Group Inc. (b) (c)	10	196
Albany International Corp. (b)	8	284
Allegiant Travel Co. (c)	1	36
Altra Holdings Inc. (c)	3	43
AMERCO Inc. (c)	3	154
American Commercial Lines Inc. (b) (c)	13	207
American Ecology Corp. (b)	4	103
American Railcar Industries Inc. (b)	2	48
American Reprographics Co. (b) (c)	8	114
American Science & Engineering Inc.	2	130
American Superconductor Corp. (b) (c)	11	251
American Woodmark Corp. (b)	3	71
Ameron International Corp. (b)	2	227
Ampco-Pittsburgh Corp.	2	93
Amrep Corp. (b)	1	28
AO Smith Corp.	5	181
Apogee Enterprises Inc.	8	122
Applied Energetics Inc. (b) (c)	8	13
Applied Industrial Technology Inc.	12	345
Argon ST Inc. (b) (c)	4	60
Arkansas Best Corp. (b)	6	186
Arrowhead Research Corp. (b) (c)	10	28
Astec Industries Inc. (c)	5	201
Atlas Air Worldwide Holdings Inc. (b) (c)	4	198
AZZ Inc. (c)	3	118
Badger Meter Inc. (b)	4	176
Baldor Electric Co.	12	338
Barnes Group Inc. (b)	12	284
Barrett Business Services Inc.	2	39
Basin Water Inc. (b) (c)	1	8
Beacon Roofing Supply Inc. (b) (c)	12	118
Belden Inc. (b)	12	433
Blount International Inc. (c)	10	125
BlueLinx Holdings Inc. (b)	4	20
Bowne & Co. Inc. (b)	7	113
Brady Corp. - Class A (b)	14	458
Briggs & Stratton Corp. (b)	13	232
Bucyrus International Inc. - Class A	10	1,013
Builders FirstSource Inc. (b) (c)	4	30
Cascade Corp. (b)	3	150
Casella Waste Systems Inc. (c)	6	66
CBIZ Inc. (b) (c)	12	101
CDI Corp.	4	88
Celadon Group Inc. (b) (c)	6	59
Cenveo Inc. (b) (c)	15	153
Ceradyne Inc. (c)	7	237

Chart Industries Inc. (c)	4	130
CIRCOR International Inc.	5	213
Clarcor Inc. (b)	14	497
Clean Harbors Inc. (c)	5	297
Coleman Cable Inc. (b) (c)	3	28
Columbus Mckinnon Corp. (b) (c)	5	162
Comfort Systems USA Inc.	11	149
Commercial Vehicle Group Inc. (c)	6	55
Compx International Inc.	-	4
COMSYS IT Partners Inc. (c)	4	36
Consolidated Graphics Inc. (c)	2	135
Cornell Companies Inc. (c)	3	62
CoStar Group Inc. (b) (c)	5	235
Covenant Transport Inc. (c)	1	7
CRA International Inc. (b) (c)	3	93
Cubic Corp.	4	112
Curtiss-Wright Corp.	12	496
Deluxe Corp.	14	270
Diamond Management & Technology Consultants Inc.	7	46
Dollar Thrifty Automotive Group Inc. (c)	6	76
Dynamex Inc. (b) (c)	3	73
Dynamic Materials Corp. (b)	3	139
DynCorp International Inc. (b) (c)	7	112
Eagle Bulk Shipping Inc.	13	327
Electro Rent Corp.	5	71
EMCOR Group Inc. (c)	17	384
Encore Wire Corp.	7	119
Energy Conversion Devices Inc. (b) (c)	11	317
EnergySolutions Inc.	8	192
EnerSys (c)	6	136
ENGlobal Corp. (b) (c)	4	36
Ennis Inc.	7	113
EnPro Industries Inc. (b) (c)	6	173
ESCO Technologies Inc. (b) (c)	7	282
Esterline Technologies Corp. (c)	7	364
Evergreen Solar Inc. (b) (c)	23	212
Exponent Inc. (c)	4	124
ExpressJet Holdings Inc. (b) (c)	13	35
Federal Signal Corp.	13	181
First Advantage Corp. - Class A (c)	2	38
Flow International Corp. (c)	10	89
Force Protection Inc. (b) (c)	19	39
Forward Air Corp. (b)	8	279
Franklin Electric Co. Inc. (b)	5	178
FreightCar America Inc.	4	122
FTI Consulting Inc. (c)	13	895
Fuel Tech Inc. (b) (c)	4	92
FuelCell Energy Inc. (b) (c)	19	126
G&K Services Inc. - Class A	6	208
Gehl Co. (b) (c)	2	41
Genco Shipping & Trading Ltd. (b)	5	287
GenCorp Inc. (b) (c)	15	153

Genesee & Wyoming Inc. - Class A (c)	9	301
Geo Group Inc. (c)	14	389
GeoEye Inc. (c)	5	130
Global Cash Access Inc. (b) (c)	11	67
Gorman-Rupp Co.	4	125
GrafTech International Ltd. (b) (c)	28	460
Granite Construction Inc.	9	311
Great Lakes Dredge & Dock Corp.	2	11
Greenbrier Cos. Inc. (b)	5	120
Griffon Corp. (c)	8	69
H&E Equipment Services Inc. (c)	5	58
Hardinge Inc.	3	44
Healthcare Services Group (b)	11	236
Heartland Express Inc. (b)	16	230
Heico Corp. (b)	7	340
Heidrick & Struggles International Inc. (b)	5	156
Herman Miller Inc. (b)	15	368
Hexcel Corp. (b) (c)	26	492
Horizon Lines Inc. - Class A (b)	9	163
Houston Wire & Cable Co. (b)	5	76
HUB Group Inc. - Class A (c)	10	336
Hudson Highland Group Inc. (c)	7	59
Hurco Cos. Inc. (c)	2	73
Huron Consulting Group Inc. (b) (c)	5	208
Huttig Building Products Inc. (c)	3	7
ICT Group Inc. (c)	1	15
IHS Inc. (b) (c)	9	553
II-VI Inc. (c)	6	243
IKON Office Solutions Inc.	21	158
InnerWorkings Inc. (b) (c)	7	94
Innovative Solutions & Support Inc. (b) (c)	3	36
Insituform Technologies Inc. - Class A (b) (c)	7	97
Insteel Industries Inc. (b)	4	51
Integrated Electrical Services Inc. (b) (c)	4	56
InterLine Brands Inc. (b) (c)	8	142
JetBlue Airways Corp. (b) (c)	48	276
Kadant Inc. (c)	3	103
Kaman Corp. - Class A	7	185
Kaydon Corp. (b)	8	333
Kelly Services Inc. - Class A (b)	6	133
Kenexa Corp. (b) (c)	7	136
Kforce Inc. (c)	8	71
Knight Transportation Inc. (b)	15	251
Knoll Inc. (b)	13	148
Korn/Ferry International (b) (c)	14	229
Ladish Co. Inc. (c)	4	134
Lawson Products Inc.	1	25
Layne Christensen Co. (b) (c)	4	142
LB Foster Co. (c)	3	122
LECG Corp. (c)	5	50
Lindsay Corp. (b)	3	335
LSB Industries Inc. (b) (c)	4	63

LSI Industries Inc.	6	77
M&F Worldwide Corp. (b) (c)	4	133
Marten Transport Ltd. (b) (c)	4	69
McGrath RentCorp	7	167
Medis Technologies Ltd. (b) (c)	7	60
Michael Baker Corp. (c)	2	45
Middleby Corp. (b) (c)	4	232
Miller Industries Inc. (c)	3	29
Mine Safety Appliances Co. (b)	8	311
Mobile Mini Inc. (c)	10	185
Moog Inc. - Class A (c)	10	435
MTC Technologies Inc. (b) (c)	3	66
Mueller Industries Inc.	10	280
Mueller Water Products Inc. (b)	31	251
Multi-Color Corp.	2	52
NACCO Industries Inc. - Class A (b)	1	121
Navigant Consulting Inc. (b) (c)	13	239
NCI Building Systems Inc. (b) (c)	5	132
Nordic American Tanker Shipping Ltd. (b)	8	228
Nordson Corp.	9	488
Nuco2 Inc. (b) (c)	4	117
Odyssey Marine Exploration Inc. (c)	12	62
Old Dominion Freight Line Inc. (b) (c)	8	247
On Assignment Inc. (c)	9	56
Orbital Sciences Corp. (c)	16	388
Pacer International Inc.	10	157
Park-Ohio Holdings Corp. (c)	2	30
Patriot Transportation Holding Inc. (c)	-	25
PeopleSupport Inc. (c)	6	56
Perini Corp. (c)	7	253
PGT Inc. (c)	3	7
PHH Corp. (c)	14	245
Pike Electric Corp. (c)	5	64
Pinnacle Airlines Corp. (c)	5	44
Powell Industries Inc. (c)	2	75
Power-One Inc. (c)	16	52
Quixote Corp.	1	10
Raven Industries Inc.	4	128
RBC Bearings Inc. (b) (c)	6	209
Regal-Beloit Corp.	9	319
Republic Airways Holdings Inc. (c)	9	204
Resources Connection Inc. (b)	12	211
Robbins & Myers Inc.	8	253
Rollins Inc.	12	204
RSC Holdings Inc. (b) (c)	6	64
Rush Enterprises Inc. - Class A (b) (c)	9	140
Saia Inc. (c)	3	44
SAIC Inc. (c)	45	834
Schawk Inc. (b)	4	60
School Specialty Inc. (b) (c)	6	177
Simpson Manufacturing Co. Inc. (b)	10	262
SkyWest Inc.	17	349

Spherion Corp. (c)	15	94
Standard Parking Corp. (b) (c)	2	49
Standard Register Co. (b)	4	33
Standex International Corp.	3	71
Stanley Inc. (b) (c)	2	62
Sun Hydraulics Corp. (b)	3	84
Superior Essex Inc. (c)	5	152
Sypris Solutions Inc.	1	4
TAL International Group Inc. (b)	4	97
Taleo Corp. (b) (c)	4	80
Taser International Inc. (b) (c)	16	151
TBS International Ltd. (c)	1	38
Team Inc. (c)	4	116
Tecumseh Products Co. (c)	4	123
Teledyne Technologies Inc. (c)	10	448
TeleTech Holdings Inc. (c)	12	265
Tennant Co.	5	186
Tetra Tech Inc. (c)	16	304
Titan International Inc.	6	195
TransDigm Group Inc. (c)	3	100
Tredegar Corp.	8	142
Trex Co. Inc. (b) (c)	3	22
TriMas Corp. (c)	4	22
Triumph Group Inc. (b)	4	251
TrueBlue Inc. (c)	12	156
TurboChef Technologies Inc. (b) (c)	6	38
Twin Disc Inc.	3	42
UAP Holding Corp.	14	555
Ultrapetrol Ltd. (c)	4	45
United Stationers Inc. (c)	7	315
Universal Forest Products Inc.	4	141
Universal Truckload Services Inc. (c)	1	31
Valmont Industries Inc. (b)	5	445
Viad Corp.	6	200
Vicor Corp. (b)	5	54
Volt Information Sciences Inc. (b) (c)	3	57
Wabash National Corp. (b)	8	73
Wabtec Corp.	13	498
Walter Industries Inc.	14	889
Waste Connections Inc. (c)	19	570
Waste Industries USA Inc.	2	58
Waste Services Inc. (c)	5	43
Watsco Inc. (b)	6	247
Watson Wyatt Worldwide Inc.	12	661
Watts Water Technologies Inc. (b)	8	230
Werner Enterprises Inc.	13	234
Woodward Governor Co.	16	436
		46,631
INFORMATION TECHNOLOGY - 16.2%
3Com Corp. (c)	107	245
Acacia Research Corp. (b) (c)	8	43
ACI Worldwide Inc. (b) (c)	11	212

Acme Packet Inc. (c)	7	52
Actel Corp. (c)	7	109
Actuate Corp. (c)	16	65
Adaptec Inc. (c)	33	96
ADTRAN Inc. (b)	15	286
Advanced Analogic Technologies Inc. (b) (c)	11	62
Advanced Energy Industries Inc. (b) (c)	9	122
Advent Software Inc. (b) (c)	5	198
Agilysis Inc. (b)	6	74
Amkor Technology Inc. (b) (c)	28	297
Anadigics Inc. (b) (c)	17	108
Anaren Inc. (c)	4	56
Anixter International Inc. (c)	8	538
Ansoft Corp. (c)	5	142
Ansys Inc. (b) (c)	21	712
Applied Micro Circuits Corp. (c)	19	138
Ariba Inc. (b) (c)	21	202
Arris Group Inc. (c)	35	206
Art Technology Group Inc. (c)	35	138
AsiaInfo Holdings Inc. (c)	8	89
Asyst Technologies Inc. (b) (c)	13	46
Atheros Communications Inc. (b) (c)	15	310
ATMI Inc. (c)	9	258
AuthenTec Inc. (c)	3	28
Avanex Corp. (b) (c)	45	32
Avid Technology Inc. (b) (c)	11	269
Avocent Corp. (c)	13	222
Axcelis Technologies Inc. (b) (c)	27	152
Bankrate Inc. (b) (c)	3	147
BearingPoint Inc. (b) (c)	55	92
Bel Fuse Inc. - Class B (b)	3	87
Benchmark Electronics Inc. (c)	20	353
BigBand Networks Inc. (c)	4	22
Black Box Corp. (b)	5	151
Blackbaud Inc. (b)	12	286
Blackboard Inc. (b) (c)	8	255
BladeLogic Inc. (c)	2	54
Blue Coat Systems Inc. (b) (c)	8	177
Borland Software Corp. (b) (c)	18	37
Bottomline Technologies Inc. (c)	5	66
Brightpoint Inc. (b) (c)	14	114
Brooks Automation Inc. (c)	19	185
Cabot Microelectronics Corp. (b) (c)	6	207
CACI International Inc. - Class A (c)	8	378
Cass Information Systems Inc. (b)	2	65
Cavium Networks Inc. (b) (c)	2	35
Ceva Inc. (b) (c)	-	3
Checkpoint Systems Inc. (c)	11	283
Chordiant Software Inc. (c)	9	56
Ciber Inc. (b) (c)	15	74
Cirrus Logic Inc. (c)	23	155
CMGI Inc. (c)	10	136

CNET Networks Inc. (b) (c)	41	293
Cogent Inc. (c)	12	115
Cognex Corp.	12	262
Cohu Inc. (b)	6	105
CommVault Systems Inc. (c)	10	122
comScore Inc. (c)	2	38
Comtech Group Inc. (c)	6	61
Comtech Telecommunications Corp. (b) (c)	6	246
Comverge Inc. (b) (c)	2	17
Concur Technologies Inc. (b) (c)	10	322
Conexant Systems Inc. (b) (c)	122	71
Constant Contact Inc. (b) (c)	2	29
CPI International Inc. (c)	2	18
Cray Inc. (c)	9	55
Credence Systems Corp. (b) (c)	24	41
CSG Systems International Inc. (b) (c)	10	111
CTS Corp. (b)	9	101
CyberSource Corp. (c)	17	247
Cymer Inc. (b) (c)	9	233
Daktronics Inc. (b)	8	151
Data Domain Inc. (c)	3	63
DealerTrack Holdings Inc. (b) (c)	9	191
Deltek Inc. (c)	3	33
Dice Holdings Inc. (c)	5	49
Digi International Inc. (c)	7	76
Digital River Inc. (c)	11	345
Diodes Inc. (c)	8	175
Ditech Networks Inc. (c)	9	27
DivX Inc. (c)	7	47
Double-Take Software Inc. (c)	3	31
DSP Group Inc. (c)	7	93
DTS Inc. (b) (c)	5	124
Dycom Industries Inc. (b) (c)	11	133
Eagle Test Systems Inc. (c)	4	39
Earthlink Inc. (b) (c)	29	217
Echelon Corp. (b) (c)	8	111
Electro Scientific Industries Inc. (b) (c)	8	126
Electronics for Imaging Inc. (b) (c)	16	239
EMS Technologies Inc. (c)	4	116
Emulex Corp. (c)	23	377
EnerNOC Inc. (b) (c)	1	14
Entegris Inc. (c)	32	233
Epicor Software Corp. (b) (c)	15	172
EPIQ Systems Inc. (b) (c)	7	114
Equinix Inc. (b) (c)	10	635
eSpeed Inc. - Class A (c)	5	59
Euronet Worldwide Inc. (b) (c)	12	237
Exar Corp. (c)	12	95
Excel Technology Inc. (c)	3	84
ExlService Holdings Inc. (c)	6	148
Extreme Networks (c)	33	101
FalconStor Software Inc. (c)	8	64

FARO Technologies Inc. (c)	5	151
FEI Co. (b) (c)	10	212
Finisar Corp. (b) (c)	76	98
FLIR Systems Inc. (c)	35	1,064
FormFactor Inc. (b) (c)	13	255
Forrester Research Inc. (c)	4	99
Foundry Networks Inc. (c)	40	460
Gartner Inc. - Class A (b) (c)	18	351
Gerber Scientific Inc. (c)	5	49
Gevity HR Inc.	6	53
Greenfield Online Inc. (c)	6	74
Harmonic Inc. (b) (c)	21	161
Heartland Payment Systems Inc. (b)	5	106
Hittite Microwave Corp. (b) (c)	4	166
Hughes Communications Inc. (c)	2	86
Hutchinson Technology Inc. (c)	7	109
Hypercom Corp. (b) (c)	13	55
i2 Technologies Inc. (b) (c)	4	44
iBasis Inc.	9	38
iGate Corp. (c)	6	40
Imation Corp.	10	219
Imergent Inc. (b)	3	39
Immersion Corp. (c)	8	59
Infinera Corp. (c)	5	59
Informatica Corp. (c)	24	405
InfoSpace Inc.	9	105
infoUSA Inc.	9	55
Insight Enterprises Inc. (c)	13	226
Integral Systems Inc.	3	74
Interactive Intelligence Inc. (c)	4	45
InterDigital Inc. (b) (c)	13	249
Intermec Inc. (b) (c)	16	361
Internap Network Services Corp. (b) (c)	14	67
Internet Capital Group Inc. (c)	11	110
InterVoice Inc. (c)	11	87
Interwoven Inc. (c)	12	126
Intevac Inc. (c)	6	72
ION Geophysical Corp. (c)	21	283
Ipass Inc. (b) (c)	13	38
IPG Photonics Corp. (c)	3	41
Isilon Systems Inc. (b) (c)	3	13
Itron Inc. (b) (c)	8	719
Ixia (c)	11	88
IXYS Corp. (b) (c)	6	44
j2 Global Communications Inc. (b) (c)	13	300
Jack Henry & Associates Inc.	21	529
JDA Software Group Inc. (c)	7	124
Kemet Corp. (b) (c)	24	98
Keynote Systems Inc. (b) (c)	4	52
Knot Inc. (b) (c)	7	84
Kulicke & Soffa Industries Inc. (b) (c)	15	72
L-1 Identity Solutions Inc. (b) (c)	15	205

Lattice Semiconductor Corp. (b) (c)	31	87
Lawson Software Inc. (b) (c)	34	253
Limelight Networks Inc. (c)	5	16
Lionbridge Technologies Inc. (b) (c)	15	49
Liquidity Services Inc. (b) (c)	3	22
Littelfuse Inc. (c)	6	208
LivePerson Inc. (b) (c)	12	37
LoJack Corp. (b) (c)	5	61
LoopNet Inc. (b) (c)	8	96
Loral Space & Communications Inc. (b) (c)	3	77
LTX Corp. (b) (c)	16	50
Macrovision Corp. (b) (c)	14	194
Magma Design Automation Inc. (b) (c)	11	102
Manhattan Associates Inc. (c)	7	156
Mantech International Corp. - Class A (c)	5	240
Marchex Inc. - Class B (b)	7	74
MasTec Inc. (c)	12	97
Mattson Technology Inc. (b) (c)	14	84
MAXIMUS Inc.	5	181
Measurement Specialties Inc. (c)	4	65
Mentor Graphics Corp. (c)	24	211
MercadoLibre Inc. (b) (c)	4	172
Mercury Computer Systems Inc. (c)	6	35
Methode Electronics Inc.	9	108
Micrel Inc.	15	135
Micros Systems Inc. (c)	22	737
Microsemi Corp. (b) (c)	21	473
MicroStrategy Inc. - Class A (b) (c)	3	195
Microtune Inc. (b) (c)	14	52
Midway Games Inc. (b) (c)	9	25
MIPS Technologies Inc. - Class A (b) (c)	8	33
MKS Instruments Inc. (c)	13	284
Monolithic Power Systems Inc. (b) (c)	7	124
Monotype Imaging Holdings Inc. (c)	1	20
MPS Group Inc. (c)	27	318
MRV Communications Inc. (b) (c)	38	52
MSC Software Corp. (c)	12	154
MTS Systems Corp.	5	154
Multi-Fineline Electronix Inc. (c)	2	44
Ness Technologies Inc. (c)	9	84
Net 1 UEPS Technologies Inc. (c)	11	256
Netezza Corp. (c)	3	33
NetGear Inc. (c)	9	188
NetLogic Microsystems Inc. (b) (c)	5	117
Network Equipment Technologies Inc. (c)	7	49
Newport Corp. (b) (c)	9	103
NIC Inc.	11	81
Novatel Wireless Inc. (c)	9	91
Nuance Communications Inc. (b) (c)	40	698
Omniture Inc. (c)	12	273
Omnivision Technologies Inc. (b) (c)	15	253
ON Semiconductor Corp. (b) (c)	84	480

On2 Technologies Inc. (b) (c)	29	30
Online Resources Corp. (b) (c)	7	66
Openwave Systems Inc.	22	53
Oplink Communications Inc. (c)	6	50
Opnext Inc. (c)	6	31
Optium Corp. (c)	3	22
ORBCOMM Inc. (b) (c)	7	34
OSI Systems Inc. (b) (c)	5	104
Overland Storage Inc. (c)	2	3
OYO Geospace Corp. (b) (c)	1	51
Packeteer Inc. (b) (c)	9	46
Palm Inc. (b)	29	145
Parametric Technology Corp. (c)	31	495
Park Electrochemical Corp.	5	138
PC Connection Inc. (c)	2	19
PC-Tel Inc. (c)	2	13
PDF Solutions Inc. (b) (c)	6	31
Pegasystems Inc.	4	36
Perficient Inc. (c)	8	65
Pericom Semiconductor Corp. (c)	7	102
Perot Systems Corp. (b) (c)	23	345
Photronics Inc. (c)	11	104
PlanetOut Inc. (c)	-	-
Plantronics Inc. (b)	13	243
Plexus Corp. (c)	13	356
PLX Technology Inc. (c)	7	45
PMC - Sierra Inc. (b) (c)	56	319
Polycom Inc. (b) (c)	25	558
Powerwave Technologies Inc. (b) (c)	37	95
Progress Software Corp. (c)	11	330
PROS Holdings Inc. (c)	2	29
QAD Inc.	4	34
Quality Systems Inc. (b)	5	138
Quantum Corp. (c)	52	111
Quest Software Inc. (c)	19	243
Rackable Systems Inc. (b) (c)	6	57
Radiant Systems Inc. (c)	7	97
Radisys Corp. (c)	6	60
RealNetworks Inc. (c)	26	148
Renaissance Learning Inc.	2	22
RF Micro Devices Inc. (b) (c)	73	195
RightNow Technologies Inc. (b) (c)	4	51
Rimage Corp. (c)	3	61
Rofin-Sinar Technologies Inc. (c)	8	378
Rogers Corp. (c)	5	156
Rudolph Technologies Inc. (c)	8	80
S1 Corp. (c)	14	100
Safeguard Scientifics Inc. (b) (c)	29	43
Sapient Corp. (b) (c)	22	151
SAVVIS Inc. (c)	8	127
ScanSource Inc. (b) (c)	7	247
SeaChange International Inc. (c)	8	59

Secure Computing Corp. (c)	12	78
Semitool Inc. (b) (c)	6	48
Semtech Corp. (c)	17	241
ShoreTel Inc. (c)	2	12
SI International Inc. (b) (c)	3	66
Sigma Designs Inc. (b) (c)	7	159
Silicon Graphics Inc. (b) (c)	1	13
Silicon Image Inc. (c)	23	117
Silicon Storage Technology Inc. (b) (c)	25	65
SiRF Technology Holdings Inc. (b) (c)	15	77
Skyworks Solutions Inc. (c)	43	313
Smart Modular Technologies WWH Inc. (c)	13	80
Smith Micro Software Inc. (b) (c)	8	47
Sohu.com Inc. (c)	8	340
Solera Holdings Inc. (c)	7	180
Sonic Solutions Inc. (b) (c)	5	48
SonicWALL Inc. (b) (c)	17	142
Sonus Networks Inc. (b) (c)	73	249
Sourcefire Inc. (b) (c)	2	10
SourceForge Inc. (b) (c)	18	36
Spansion Inc. (b) (c)	26	72
SPSS Inc. (c)	5	202
SRA International Inc. - Class A (c)	11	274
Standard Microsystems Corp. (c)	6	184
Starent Networks Corp. (c)	4	50
STEC Inc. (c)	9	57
Stratasys Inc. (b) (c)	5	93
Super Micro Computer Inc. (c)	2	20
Supertex Inc. (c)	3	61
Switch & Data Facilities Co. (b) (c)	4	38
Sybase Inc. (b) (c)	24	638
Sycamore Networks Inc. (b) (c)	52	189
SYKES Enterprises Inc. (c)	9	156
Symmetricom Inc. (b) (c)	14	47
Synaptics Inc. (b) (c)	7	163
Synchronoss Technologies Inc. (b) (c)	5	103
SYNNEX Corp. (c)	5	100
Synplicity Inc. (c)	2	12
Syntel Inc. (b)	3	87
Take-Two Interactive Software Inc. (c)	20	503
Technitrol Inc.	11	259
TechTarget Inc. (c)	2	28
Techwell Inc. (c)	4	39
Tekelec (c)	17	208
Terremark Worldwide Inc. (c)	14	78
Tessera Technologies Inc. (b) (c)	13	269
TheStreet.com Inc. (b)	6	47
THQ Inc. (b) (c)	18	393
TIBCO Software Inc. (c)	51	366
TNS Inc. (b) (c)	7	134
Travelzoo Inc. (c)	2	19
Trident Microsystems Inc. (c)	16	81

Trimble Navigation Ltd. (b) (c)	-	-
TriQuint Semiconductor Inc. (c)	37	186
TTM Technologies Inc. (c)	12	135
Tyler Technologies Inc. (c)	11	156
Ultimate Software Group Inc. (b) (c)	7	197
Ultra Clean Holdings Inc. (c)	5	52
Ultratech Inc. (b) (c)	7	64
Unica Corp. (c)	3	19
United Online Inc.	17	183
Universal Display Corp. (b) (c)	7	101
UTStarcom Inc. (b) (c)	28	79
ValueClick Inc. (c)	27	470
VASCO Data Security International (b) (c)	8	104
Veeco Instruments Inc. (b) (c)	9	143
ViaSat Inc. (c)	6	139
Vignette Corp. (c)	7	94
Virtusa Corp. (c)	-	4
VistaPrint Ltd. (c)	12	409
Vocus Inc. (c)	4	100
Volterra Semiconductor Corp. (c)	5	58
Websense Inc. (c)	12	232
Wind River Systems Inc. (c)	20	157
Wright Express Corp. (c)	11	323
X-Rite Inc. (c)	7	42
Zoran Corp. (c)	13	184
Zygo Corp. (c)	5	57
		50,526
MATERIALS - 5.7%
A. Schulman Inc. (b)	7	154
AbitibiBowater Inc. (b)	14	183
AEP Industries Inc. (c)	2	47
AM Castle & Co.	4	114
AMCOL International Corp. (b)	7	217
American Vanguard Corp.	5	79
Apex Silver Mines Ltd. (b) (c)	16	190
AptarGroup Inc.	19	737
Arch Chemicals Inc.	6	237
Balchem Corp.	5	122
Boise Inc. (c)	11	72
Brush Engineered Materials Inc. (b) (c)	6	150
Buckeye Technologies Inc. (c)	10	112
Calgon Carbon Corp. (b) (c)	11	168
Century Aluminum Co. (b) (c)	8	520
CF Industries Holdings Inc.	15	1,533
Chesapeake Corp. (b)	5	26
Coeur d'Alene Mines Corp. (b) (c)	126	509
Compass Minerals International Inc.	9	517
Deltic Timber Corp. (b)	3	151
Esmark Inc. (b) (c)	3	34
Ferro Corp.	12	172
Flotek Industries Inc. (b) (c)	5	74
General Moly Inc. (b) (c)	14	112

Georgia Gulf Corp. (b)	10	67
Gibraltar Industries Inc.	7	80
Glatfelter	13	189
Graphic Packaging Holding Co. (b) (c)	20	58
Grief Inc.	9	609
Haynes International Inc. (c)	3	165
HB Fuller Co.	16	336
Headwaters Inc. (b) (c)	10	136
Hecla Mining Co. (b) (c)	33	363
Hercules Inc.	32	582
Horsehead Holding Corp. (c)	2	18
Innophos Holdings Inc.	5	82
Innospec Inc.	6	138
Kaiser Aluminum Corp.	4	280
Koppers Holdings Inc.	5	210
Kronos Worldwide Inc.	-	12
Landec Corp. (c)	6	53
Mercer International Inc. (b) (c)	9	64
Minerals Technologies Inc. (b)	5	321
Myers Industries Inc.	8	109
Neenah Paper Inc.	4	113
NewMarket Corp.	4	289
NL Industries Inc. (b)	1	12
Northwest Pipe Co. (c)	2	98
Olin Corp. (b)	20	395
Olympic Steel Inc.	3	114
OM Group Inc. (c)	8	443
PolyOne Corp. (b) (c)	24	155
Polypore International Inc. (c)	4	81
Quanex Corp.	10	523
Rock-Tenn Co. - Class A	9	268
Rockwood Holdings Inc. (b) (c)	10	312
Royal Gold Inc.	7	197
RTI International Metals Inc. (c)	6	283
Schnitzer Steel Industries Inc. - Class A	6	428
Schweitzer-Mauduit International Inc.	4	94
Sensient Technologies Corp.	13	372
ShengdaTech Inc. (b) (c)	8	70
Silgan Holdings Inc. (b)	7	330
Spartech Corp.	9	72
Stepan Co.	2	75
Stillwater Mining Co. (b) (c)	11	168
Symyx Technologies Inc. (b) (c)	8	61
Terra Industries Inc. (c)	25	880
Texas Industries Inc. (b)	7	446
Tronox Inc. - Class B (b)	11	42
Universal Stainless & Alloy Products Inc. (b) (c)	2	56
US Concrete Inc. (b) (c)	10	39
US Gold Corp. (b) (c)	14	33
Valhi Inc. (b)	2	40
Wausau Paper Corp.	12	98
Worthington Industries Inc. (b)	18	306

WR Grace & Co. (b) (c)	19	434
Zep Inc.	6	101
Zoltek Cos. Inc. (b) (c)	7	180
		17,710
TELECOMMUNICATION SERVICES - 1.1%
Alaska Communications Systems Group Inc. (b)	12	141
Arbinet-thexchange Inc.	2	6
Aruba Networks Inc. (c)	2	13
Atlantic Tele-Network Inc. (b)	2	82
Cbeyond Inc. (c)	5	103
Centennial Communications Corp. (c)	7	40
Cincinnati Bell Inc. (c)	66	282
Cogent Communications Group Inc. (b) (c)	13	239
Consolidated Communications Holdings Inc.	5	78
FairPoint Communications Inc. (b)	10	93
FiberTower Corp. (b) (c)	33	59
General Communication Inc. - Class A (c)	14	86
Global Crossing Ltd. (b) (c)	7	103
Globalstar Inc. (b) (c)	5	39
Harris Stratex Networks Inc. - Class A (c)	7	71
Hungarian Telephone & Cable Corp. (c)	1	11
ICO Global Communications Holdings Ltd. (c)	32	99
IDT Corp. - Class B (b) (c)	12	48
Iowa Telecommunications Services Inc.	9	156
iPCS Inc. (b)	4	104
NextWave Wireless Inc. (b) (c)	8	41
NTELOS Holdings Corp.	8	182
PAETEC Holding Corp. (c)	20	132
Premiere Global Services Inc. (c)	17	237
Rural Cellular Corp. - Class A (c)	3	139
Shenandoah Telecom Co. (b)	6	89
SureWest Communications	3	47
Syniverse Holdings Inc. (c)	8	131
Time Warner Telecom Inc. - Class A (b) (c)	39	606
USA Mobility Inc. (c)	6	43
Virgin Mobile USA Inc. (c)	8	17
Vonage Holdings Corp. (b) (c)	17	31
		3,548
UTILITIES - 3.1%
Allete Inc. (b)	7	267
American States Water Co. (b)	5	166
Aquila Inc. (c)	99	317
Avista Corp.	14	280
Black Hills Corp. (b)	10	363
Cadiz Inc. (b) (c)	3	52
California Water Service Group (b)	5	198
Central Vermont Public Service Corp.	3	70
CH Energy Group Inc. (b)	4	162
Cleco Corp. (b)	16	362
Connecticut Water Services Inc.	1	32
Consolidated Water Co. Ltd.	4	90
Contango Oil & Gas Co. (c)	4	239
El Paso Electric Co. (c)	12	262
Empire District Electric Co. (b)	9	180
EnergySouth Inc. (b)	2	100
IDACORP Inc. (b)	12	384
ITC Holdings Corp.	13	654
Laclede Group Inc. (b)	6	213
MGE Energy Inc. (b)	6	192
Middlesex Water Co.	2	35
New Jersey Resources Corp.	11	351
Nicor Inc. (b)	12	411
Northwest Natural Gas Co.	7	315
NorthWestern Corp. (b)	10	238
Ormat Technologies Inc. (b)	4	166
Otter Tail Corp. (b)	8	282
Piedmont Natural Gas Co. (b)	20	534
PNM Resources Inc.	21	260
Portland General Electric Co. (b)	8	189
SJW Corp. (b)	4	113
South Jersey Industries Inc.	8	283
Southwest Gas Corp.	11	320
Southwest Water Co. (b)	7	78
UIL Holdings Corp.	7	206
UniSource Energy Corp.	10	215
Westar Energy Inc.	27	605
WGL Holdings Inc. (b)	13	425
		9,609

Total Common Stocks (cost $325,782)		302,514

RIGHTS - 0.0%
Ares Capital Corp. (c)	6	3
FX Real Estate and Entertainment Inc. (c) (f)	1	-
MCG Capital Corp. (c)	2	3

Total Rights (cost $0)		6

WARRANTS - 0.0%
Pegasus Warrant (c) (f)	1	-

Total Warrants (cost $0)		-

SHORT TERM INVESTMENTS - 34.7%
Mutual Funds - 2.7%
JNL Money Market Fund, 2.72% (a) (h)	8,509	8,509

Securities Lending Collateral - 31.8%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (h)	99,016	99,016

U.S. Treasury Securities - 0.2%
U.S. Treasury Bill, 0.83%, 06/19/08 (o)	630	628

Total Short Term Investments (cost $108,154)		108,153

Total Investments - 131.9% (cost $433,936)		410,673
Other Assets and Liabilities, Net - (31.9%)		(99,391)
Total Net Assets - 100%		$ 311,282

JNL/Mellon Capital Management International Index Fund
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 10.9%
ABC Learning Centres Ltd. (b)	15	$ 19
Accor SA (b)	9	646
Adidas AG	9	613
AGFA-Gevaert NV	3	25
Aisin Seiki Co. Ltd.	8	306
Amer Sports Oyj (b)	2	36
Antena 3 de Television SA (b)	3	44
Aoyama Trading Co. Ltd.	2	50
Arcandor AG (b) (c)	3	55
Aristocrat Leisure Ltd. (b)	16	136
Arnoldo Mondadori Editore SpA (b)	4	34
Asatsu-DK Inc.	1	39
Asics Corp. (b)	6	69
Autogrill SpA	5	72
Bang & Olufsen A/S (b)	-	21
Barratt Developments Plc	13	106
Bayerische Motoren Werke AG	9	453
Belle International Holdings Ltd. (b)	94	97
Benesse Corp.	3	127
Berkeley Group Holdings Plc (b) (c)	4	86
Billabong International Ltd. (b)	7	80
Bovis Homes Group Plc	3	33
Bridgestone Corp.	27	451
British Sky Broadcasting Group Plc	51	569
Bulgari SpA	7	84
Burberry Group Plc	20	181
bwin Interactive Entertainment AG (b) (c)	1	24
Canon Marketing Japan Inc. (b)	3	57
Carnival Plc	8	311
Carphone Warehouse Group Plc	18	104
Casio Computer Co. Ltd. (b)	11	154
CC Land Holdings Ltd.	44	42
Christian Dior SA	1	148
Compagnie Financiere Richemont AG	23	1,297
Compagnie Generale des Etablissements Michelin (b)	7	691
Compass Group Plc	83	532
Continental AG	7	687
Crown Ltd. (b) (c)	20	189
Daihatsu Motor Co. Ltd.	4	48
Daily Mail & General Trust	13	109
Daimler AG	42	3,594
Daito Trust Construction Co. Ltd.	4	196
Daiwa House Industry Co. Ltd. (b)	23	228
Denso Corp.	21	691
Dentsu Inc. (b)	-	200
D'ieteren SA	-	22
Douglas Holding AG	1	44
DSG International Plc (b)	79	100
EDION Corp. (b)	3	26
Electrolux AB - Class B (b)	11	177

Eniro AB (c)	4	29
Enterprise Inns Plc	23	186
Esprit Holdings Ltd.	47	568
Fairfax Media Ltd. (b)	54	171
Fast Retailing Co. Ltd. (b)	3	220
Fiat SpA (b)	32	740
Fisher & Paykel Appliances Holdings Ltd.	7	13
Fuji Heavy Industries Ltd. (b)	13	54
Fuji Television Network Inc.	-	24
FUJIFILM Holdings Corp.	22	793
Genting International Plc (c)	110	48
Gestevision Telecinco SA (b)	5	98
Giordano International Ltd.	44	18
GKN Plc	32	194
Gunze Ltd. (b)	6	25
Hakuhodo DY Holdings Inc. (b)	1	50
Hankyu Department Stores Inc.	5	34
Harvey Norman Holdings Ltd. (b)	25	89
Haseko Corp.	67	99
Hennes & Mauritz AB - Class B	21	1,287
Hermes International SA (b)	3	367
Hikari Tsushin Inc.	1	29
Home Retail Group Plc	41	213
Honda Motor Co. Ltd.	70	1,986
Husqvarna AB - Class B (b)	11	138
Inchcape Plc	18	147
Inditex SA (b)	10	549
InterContinental Hotels Group Plc	14	213
Isetan Co. Ltd. (f)	10	111
Isuzu Motors Ltd.	33	165
ITV Plc	180	226
J. Front Retailing Co. Ltd.	20	129
Jardine Cycle & Carriage Ltd.	6	83
JC Decaux SA (b)	3	98
Kesa Electrical Plc	26	106
Kingfisher Plc	107	281
Koninklijke Philips Electronics NV (b)	52	1,981
Kuoni Reisen Holding AG	-	36
Ladbrokes Plc	27	168
Lagardere SCA (b)	6	433
Li & Fung Ltd.	104	385
Lifestyle International Holdings Ltd.	31	66
Lottomatica SpA (b)	3	78
Luxottica Group SpA (b)	6	155
LVMH Moet Hennessy Louis Vuitton SA (b)	11	1,244
M6-Metropole Television SA (b)	3	67
Macquarie Communications Infrastructure Group (b)	11	41
Makita Corp.	6	173
Marks & Spencer Group Plc	77	589
Marui Co. Ltd. (b)	14	152
Matsushita Electric Industrial Co. Ltd. (b)	87	1,889
Mazda Motor Corp. (b)	21	74

Mediaset SpA	33	306
Mitchells & Butlers Plc	19	132
Mitsubishi Motors Corp. (b) (c)	81	133
Mitsukoshi Ltd. (b) (f)	21	82
Modern Times Group AB - Class B	2	172
Namco Bandai Holdings Inc. (b)	10	131
Next Plc	10	220
NGK Spark Plug Co. Ltd. (b)	8	104
NHK Spring Co. Ltd.	6	42
Nikon Corp. (b)	14	373
Nissan Motor Co. Ltd.	100	827
Nisshinbo Industries Inc.	6	56
Nitori Co. Ltd.	1	82
Nobia AB (b)	3	23
NOK Corp.	6	117
Nokian Renkaat Oyj	5	205
Onward Kashiyama Co. Ltd.	6	61
OPAP SA	10	364
Oriental Land Co. Ltd. (b)	2	141
Pacific Brands Ltd.	11	21
Paddy Power Plc	1	43
PagesJaunes Groupe SA (b)	6	108
Parkson Retail Group Ltd.	5	38
PartyGaming Plc (c)	33	14
Pearson Plc	35	472
Persimmon Plc	13	194
Peugeot SA (b)	7	513
Pioneer Corp. (b)	8	78
PPR SA (b)	4	530
Premiere AG (c)	2	39
Promotora de Informaciones SA (b)	3	52
ProSiebenSat.1 Media AG	4	88
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	9	109
Publicis Groupe (b)	7	256
Puma AG Rudolf Dassler Sport	-	121
Punch Taverns Plc	12	126
Rakuten Inc. (b)	-	162
Rank Group Plc	14	25
Reed Elsevier NV	29	549
Reed Elsevier Plc	50	637
Renault SA (b)	8	938
Reuters Group Plc	58	670
Rieter Holding AG	-	41
Rinnai Corp. (b)	1	23
Round One Corp.	-	14
Ryohin Keikaku Co. Ltd. (b)	1	29
Sankyo Co. Ltd. (b)	3	160
Sanoma-WSOY Oyj (b)	4	113
Sanyo Electric Co. Ltd. (c)	76	160
Schibsted ASA	1	35
Seat Pagine Gialle SpA (b)	153	26
Sega Sammy Holdings Inc. (b)	8	86

Sekisui Chemical Co. Ltd. (b)	21	127
Sekisui House Ltd.	23	213
Shangri-La Asia Ltd.	52	140
Sharp Corp.	44	748
Shimachu Co. Ltd.	1	42
Shimamura Co. Ltd. (b)	1	94
Shimano Inc. (b)	3	156
Signet Group Plc	68	84
Singapore Press Holdings Ltd.	73	245
Sky City Entertainment Group Ltd. (b)	23	67
Sky Network Television Ltd.	3	11
Societe Television Francaise 1 (b)	5	105
Sodexho Alliance SA (b)	4	254
Sogecable SA (c)	2	106
Sony Corp. (b)	45	1,784
Stanley Electric Co. Ltd. (b)	7	173
Sumitomo Rubber Industries Inc. (b)	7	54
Suzuki Motor Corp.	9	214
Swatch Group AG - Class B	1	382
Swatch Group AG (b)	3	129
Tabcorp Holdings Ltd.	24	316
Takashimaya Co. Ltd. (b)	13	146
Tattersall's Ltd. (b)	44	139
Taylor Wimpey Plc	53	197
Television Broadcasts Ltd.	12	64
Thomas Cook Group Plc	22	128
Thomson (b)	10	71
Toho Co. Ltd. (b)	5	120
Tokai Rika Co. Ltd.	2	55
Tokyo Broadcasting System Inc.	2	50
Toyoda Gosei Co. Ltd.	3	105
Toyota Boshoku Corp.	3	104
Toyota Industries Corp.	8	284
Toyota Motor Corp.	122	6,058
Trinity Mirror Plc	7	43
TUI AG (c)	10	254
TUI Travel Plc	27	138
USS Co. Ltd.	1	64
Valeo SA (b)	3	121
Vivendi Universal SA	52	2,029
Volkswagen AG	7	2,046
Volvo AB - Class A	21	310
Volvo AB - Class B	49	743
Wacoal Holdings Corp. (b)	3	45
Whitbread Plc	9	203
William Hill Plc	16	123
Wolters Kluwer NV	13	355
WPP Group Plc	51	612
Yamada Denki Co. Ltd.	4	324
Yamaha Corp. (b)	9	163
Yamaha Motor Co. Ltd. (b)	8	151
Yell Group Plc (b)	35	107

Yue Yuen Industrial Holdings Ltd.	29	90
		62,142
CONSUMER STAPLES - 8.5%
AEON Co. Ltd.	29	348
Ajinomoto Co. Inc.	30	304
Asahi Breweries Ltd.	19	392
Associated British Foods Plc	9	149
Axfood AB (b)	-	18
Beiersdorf AG	4	342
British American Tobacco Plc	68	2,548
Cadbury Schweppes Plc	93	1,020
Carlsberg A/S (b)	2	204
Carrefour SA (b)	27	2,063
Casino Guichard Perrachon SA (b)	2	226
Circle K Sunkus Co. Ltd. (b)	1	24
Coca Cola Hellenic Bottling Co. SA	8	352
Coca-Cola Amatil Ltd.	25	195
Coca-Cola West Japan Co. Ltd. (b)	2	53
Colruyt SA	1	184
Danisco A/S	2	172
Delhaize Group	5	367
Diageo Plc	117	2,358
East Asiatic Co. Ltd. (b) (c)	-	1
FamilyMart Co. Ltd.	2	86
Foster's Group Ltd.	87	408
Futuris Corp. Ltd.	10	17
Goodman Fielder Ltd.	51	85
Greencore Group Plc	3	15
Groupe Danone (b)	19	1,738
Heineken Holding NV	3	126
Heineken NV	11	643
Henkel KGaA	5	205
Henkel KGaA - Vorzug	8	353
House Foods Corp. (b)	2	31
Iaws Group Plc	3	76
Imperial Tobacco Group Plc	30	1,382
InBev NV	8	729
Ito En Ltd. (b)	2	37
J Sainsbury Plc	71	480
Japan Tobacco Inc.	-	1,001
Jeronimo Martins SGPS SA	1	11
Kao Corp.	23	652
Kerry Group Plc	6	181
Kesko Oyj (b)	2	129
Kikkoman Corp. (b)	6	74
Kirin Brewery Co. Ltd.	36	681
Koninklijke Ahold NV (c)	57	845
Kose Corp. (b)	-	4
Lawson Inc.	3	142
Lindt & Spruengli AG (b)	-	123
Lion Nathan Ltd.	12	92
L'Oreal SA (b)	11	1,409

Meiji Dairies Corp. (b)	10	60
Meiji Seika Kaisha Ltd. (b)	6	31
Metro AG	7	592
Nestle SA	18	8,819
Nichirei Corp.	4	19
Nippon Meat Packers Inc. (b)	7	103
Nisshin Seifun Group Inc. (b)	7	74
Nissin Food Products Co. Ltd. (b)	4	138
Olam International Ltd.	34	53
Oriflame Cosmetics SA	1	65
Parmalat SpA	70	270
Pernod-Ricard SA (b)	8	827
QP Corp.	2	18
Reckitt Benckiser Plc	27	1,489
SABMiller Plc	40	871
Sapporo Holdings Ltd. (b)	13	106
Scottish & Newcastle Plc	37	573
Seven & I Holdings Co. Ltd.	36	912
Shiseido Co. Ltd. (b)	14	370
Suedzucker AG	1	26
Swedish Match AB	11	245
Takara Holdings Inc. (b)	3	20
Tate & Lyle Plc	23	243
Tesco Plc	351	2,640
Toyo Suisan Kaisha Ltd.	3	45
Uni-Charm Corp.	2	117
Unilever NV	77	2,573
Unilever Plc	58	1,964
UNY Co. Ltd. (b)	8	76
Wilmar International Ltd. (c)	19	58
WM Morrison Supermarkets Plc	55	299
Woolworths Ltd.	55	1,461
Yakult Honsha Co. Ltd. (b)	5	152
Yamazaki Baking Co. Ltd. (b)	6	57
		48,441
ENERGY - 7.8%
Acergy SA (b)	9	187
BG Group Plc	151	3,487
BP Plc	851	8,648
British Energy Group Plc	45	577
Caltex Australia Ltd.	7	80
CGG Veritas (c)	1	283
Cosmo Oil Co. Ltd.	22	69
D/S Torm A/S	1	29
DET Norske Oljeselskap (b) (c)	26	47
ENI SpA	117	3,984
Frontline Ltd. (b)	1	67
Fugro NV	2	188
Hellenic Petroleum SA	5	69
Idemitsu Kosan Co. Ltd.	1	79
Inpex Holdings Inc.	-	423
Japan Petroleum Exploration Co.	1	93

Lundin Petroleum AB (b) (c)	12	158
Motor Oil Hellas Corinth Refineries SA	-	4
Neste Oil Oyj	6	209
Nippon Mining Holdings Inc. (b)	40	209
Nippon Oil Corp.	54	337
Norsk Hydro ASA	32	463
Ocean RIG ASA (b) (c)	5	42
OMV AG	8	502
Origin Energy Ltd.	38	320
Paladin Resources Ltd. (b) (c)	25	115
Petroleum Geo-Services ASA (c)	7	183
ProSafe SE (b)	8	126
Repsol YPF SA	36	1,246
Royal Dutch Shell Plc - Class A	161	5,556
Royal Dutch Shell Plc - Class B	124	4,168
Saipem SpA	6	231
Santos Ltd.	27	354
SBM Offshore NV	6	201
SeaDrill Ltd.	12	317
Showa Shell Sekiyu KK	10	97
Singapore Petroleum Co. Ltd.	6	28
Statoil ASA	58	1,744
Technip SA (b)	5	369
TGS Nopec Geophysical Co. ASA (b) (c)	3	48
TonenGeneral Sekiyu KK	14	120
Total SA (b)	97	7,180
Tullow Oil Plc	32	415
Woodside Petroleum Ltd.	21	1,070
WorleyParsons Ltd. (b)	7	208
		44,330
FINANCIALS - 26.0%
3i Group Plc	17	283
77 Bank Ltd.	17	95
Acom Co. Ltd. (b)	3	74
Aegon NV	67	988
AEON Credit Service Co. Ltd.	5	65
AEON Mall Co. Ltd.	3	78
Aiful Corp. (b)	3	50
Aioi Insurance Co. Ltd.	17	94
Alleanza Assicurazioni SpA	20	261
Allgreen Properties Ltd.	17	15
Alliance & Leicester Plc	8	80
Allianz AG	20	3,989
Allied Irish Banks Plc	39	825
Alpha Bank AE	18	582
AMP Ltd.	86	618
Anglo Irish Bank Corp. Plc	16	219
Aozora Bank Ltd.	13	39
Ascendas Real Estate Investment Trust	47	81
Assicurazioni Generali SpA	47	2,118
ASX Ltd.	8	272
Australia & New Zealand Banking Group Ltd.	83	1,717

Aviva Plc (b)	119	1,458
AXA Asia Pacific Holdings Ltd.	37	186
AXA SA (b)	71	2,580
Babcock & Brown Ltd. (b)	11	150
Banca Carige SpA (b)	9	34
Banca Monte dei Paschi di Siena SpA (b)	48	211
Banca Popolare di Milano SCRL (b)	20	214
Banche Popolari Unite Scpa	28	714
Banco Bilbao Vizcaya Argentaria SA	168	3,693
Banco BPI SA (b)	11	57
Banco Comercial Portugues SA (b)	85	276
Banco de Sabadell SA (b)	21	231
Banco Espirito Santo SA	10	175
Banco Popular Espanol SA (b)	39	709
Banco Popular SpA (c)	29	475
Banco Santander SA	281	5,593
Bank of East Asia Ltd.	66	330
Bank of Ireland	45	662
Bank of Kyoto Ltd. (b)	12	146
Bank of Yokohama Ltd.	51	346
Bankinter SA (b)	6	90
Barclays Plc (b)	296	2,660
Bendigo Bank Ltd.	11	117
BNP Paribas	36	3,676
BOC Hong Kong Holdings Ltd.	159	384
British Land Co. Plc	23	415
Brixton Plc	6	40
CapitaCommercial Trust (b)	43	69
CapitaLand Ltd.	81	374
CapitaMall Trust	49	123
Castellum AB	3	36
Cattles Plc	10	47
CFS Retail Property Trust	68	135
Challenger Financial Services Group Ltd. (b)	18	30
Cheung Kong Holdings Ltd.	67	951
China Bank Ltd. (b)	33	224
Chinese Estates Holdings Ltd.	26	40
Chuo Mitsui Trust Holding Inc.	34	206
City Developments Ltd.	23	184
Close Brothers Group Plc	4	45
CNP Assurances (b)	2	229
Cofinimmo SA	-	21
Commerzbank AG	27	857
Commonwealth Bank of Australia	59	2,245
Commonwealth Property Office Fund	33	40
Corio NV	2	154
Credit Agricole SA (b)	29	896
Credit Saison Co. Ltd.	8	215
Credit Suisse Group	47	2,378
Criteria Caixacorp SA	30	205
D. Carnegie & Co. AB (b) (c)	2	38
Daiwa Securities Group Inc.	61	529

Danske Bank A/S	21	766
DB RREEF Trust	127	196
DBS Group Holdings Ltd.	49	641
Deutsche Bank AG	23	2,559
Deutsche Boerse AG	9	1,428
Deutsche Postbank AG	4	345
Dexia SA (b)	24	689
DnB NOR ASA (b)	32	482
EFG Eurobank Ergasias SA	14	432
EFG International	2	58
Erste Bank der Oesterreichischen Sparkassen AG (b)	9	555
Eurazeo	-	60
Fabege AB (b) (c)	3	33
Fondiaria-Sai SpA (b)	3	126
Fortis	93	2,353
Friends Provident Plc	84	206
Fukuoka Financial Group Inc.	35	182
Gecina SA	-	71
Goodman Group	66	259
GPT Group	94	279
Great Portland Estates Plc	5	48
Groupe Bruxelles Lambert SA	3	424
Gunma Bank Ltd. (b)	19	136
Hachijuni Bank Ltd. (b)	19	123
Hammerson Plc	12	271
Hang Lung Group Ltd.	20	94
Hang Lung Properties Ltd.	91	322
Hang Seng Bank Ltd.	35	626
HBOS Plc	166	1,847
Hellenic Exchanges SA	2	42
Henderson Land Development Co. Ltd.	50	355
Hiroshima Bank Ltd. (b)	24	118
Hokugin Financial Group Inc. (b)	50	150
Hong Kong Exchanges & Clearing Ltd.	49	841
HSBC Holdings Plc	531	8,749
Hypo Real Estate Holding AG	9	233
Hysan Development Co. Ltd.	25	70
Icade SA	1	119
ICAP Plc	24	268
IFIL SpA	7	57
IMMOEAST AG (c)	18	178
IMMOFINANZ Immobilien Anlagen AG	21	230
ING Groep NV	85	3,168
ING Industrial Fund (b)	25	49
Insurance Australia Group Ltd. (b)	80	266
Intesa Sanpaolo SpA	344	2,425
Intesa Sanpaolo SpA - RNC	38	252
Investec Plc	17	111
Investor AB - Class B (b) (c)	10	220
Irish Life & Permanent Plc	25	491
Istituto Finanziario Industriale SpA (c)	2	62
IVG Immobilien AG	4	126

Jafco Co. Ltd. (b) (c)	1	47
Japan Prime Realty Investment Corp.	-	83
Japan Real Estate Investment Corp.	-	186
Japan Retail Fund Investment Corp.	-	114
Joyo Bank Ltd.	32	162
Julius Baer Holding AG	5	343
Jyske Bank A/S (c)	2	155
KBC Ancora	1	61
KBC Groep NV	7	925
Keppel Land Ltd. (b)	16	65
Kerry Properties Ltd.	31	184
Kiwi Income Property Trust	16	15
KK DaVinci Advisors (c)	-	31
Klepierre (b)	3	198
Kungsleden AB	3	39
Land Securities Group Plc	20	609
Legal & General Group Plc	284	712
Lend Lease Corp. Ltd.	15	179
Leopalace21 Corp.	6	102
Liberty International Plc (b)	11	209
Link Real Estate Investment Trust	95	210
Lloyds TSB Group Plc	252	2,257
London Stock Exchange Group Plc	7	174
Macquarie Group Ltd. (b)	12	573
Macquarie Office Trust	93	77
Man Group Plc	78	862
Mapfre SA	27	136
Matsui Securities Co. Ltd. (b)	4	22
Mediobanca SpA	21	433
Mediolanum SpA (b)	10	59
Meinl European Land Ltd. (c)	15	167
Millea Holdings Inc.	33	1,216
Mirvac Group	47	173
Mitsubishi Estate Co. Ltd.	52	1,262
Mitsubishi UFJ Financial Group Inc.	390	3,363
Mitsubishi UFJ Lease & Finance Co. Ltd.	2	74
Mitsui Fudosan Co. Ltd.	37	735
Mitsui Sumitomo Insurance Co. Ltd. (f)	55	551
Mizuho Financial Group Inc.	-	1,498
Mizuho Trust & Banking Co. Ltd.	21	30
Muenchener Rueckversicherungs AG	9	1,837
National Australia Bank Ltd.	72	1,996
National Bank of Greece SA	18	942
Nationale A Portefeuille	1	55
Natixis (b)	8	124
New World Development Co. Ltd.	108	261
Nippon Building Fund Inc.	-	303
Nipponkoa Insurance Co. Ltd.	16	122
Nishi-Nippon City Bank Ltd.	25	66
Nomura Holdings Inc.	79	1,176
Nomura Real Estate Holdings Inc.	3	45
Nomura Real Estate Office Fund Inc.	-	89

Nordea Bank AB (b)	94	1,529
NTT Urban Development Corp.	-	72
Old Mutual Plc	236	518
ORIX Corp.	4	550
Oversea-Chinese Banking Corp.	114	669
Pargesa Holding SA	-	56
Perpetual Ltd. (b)	2	78
Piraeus Bank SA	14	426
Pohjola Bank Plc	3	57
Promise Co. Ltd. (b)	3	79
Prudential plc (a)	112	1,482
PSP Swiss Property AG (c)	1	75
QBE Insurance Group Ltd.	40	822
Raiffeisen International Bank Holding AG (b)	3	345
Resolution Plc	31	425
Resona Holdings Inc. (b)	-	443
Royal & Sun Alliance Insurance Group	250	639
Royal Bank of Scotland Group Plc	447	2,994
Sampo Oyj	19	507
Sapporo Hokuyo Holdings Inc.	-	84
SBI E*Trade Securities Co. Ltd. (b)	-	69
SBI Holdings Inc.	-	96
Schroders Plc (b)	6	103
Scor Regroupe (b)	8	189
Segro Plc	18	182
Shinko Securities Co. Ltd. (b) (c)	22	64
Shinsei Bank Ltd. (c)	42	139
Shizuoka Bank Ltd. (b)	25	295
Shui On Land Ltd.	75	70
Shun TAK Holdings Ltd.	36	48
Singapore Exchange Ltd.	37	202
Singapore Land Ltd.	3	15
Sino Land Co.	62	134
Skandinaviska Enskilda Banken AB (c)	20	525
Societe Generale - Class A (b)	17	1,624
Societe Generale (c)	4	399
Sompo Japan Insurance Inc.	39	344
Sony Financial Holdings Inc.	-	174
St. George Bank Ltd. (b)	12	274
Standard Chartered Plc	32	1,096
Standard Life Plc	93	457
Stockland Corp. Ltd.	62	399
Storebrand ASA	16	127
Sumitomo Mitsui Financial Group Inc. (b)	-	1,935
Sumitomo Realty & Development Co. Ltd.	17	300
Sumitomo Trust & Banking Co. Ltd.	55	379
Sun Hung Kai Properties Ltd.	62	967
Suncorp-Metway Ltd.	42	492
Suruga Bank Ltd.	8	100
Svenska Handelsbanken - Class A	22	648
Swedbank AB	8	218
Swire Pacific Ltd.	36	400

Swiss Life Holding (c)	2	426
Swiss Reinsurance	16	1,396
Sydbank A/S	3	95
T&D Holdings Inc. (b)	9	461
Takefuji Corp. (b)	5	116
Tingyi Cayman Islands Holding Corp.	80	104
Tokyo Tatemono Co. Ltd.	14	91
Tokyu Land Corp.	20	124
Topdanmark A/S (b) (c)	1	140
TrygVesta AS (b) (c)	1	82
Tullett Prebon Plc	5	50
UBS AG	93	2,693
Unibail-Rodamco (b)	3	739
UniCredito Italiano SpA (b)	418	2,799
Unipol Gruppo Finanziario SpA	13	40
Unipol Gruppo Finanziario SpA (b)	37	108
United Overseas Bank Ltd.	55	765
UOL Group Ltd.	23	62
Urban Corp.	8	32
Wereldhave NV (b)	1	64
Westfield Group (b)	77	1,258
Westpac Banking Corp.	83	1,800
Wharf Holdings Ltd.	62	291
Wheelock & Co. Ltd.	21	58
Wiener Staedtische Allgemeine Versicherung AG (b)	1	103
Wing Hang Bank Ltd.	7	99
Wing Tai Holdings Ltd.	14	21
Yanlord Land Group Ltd.	20	30
Zurich Financial Services AG	6	2,045
		148,340
HEALTH CARE - 6.3%
Actelion Ltd. (b) (c)	4	238
Alfresa Holdings Corp.	1	110
Altana AG	2	34
Ansell Ltd.	4	39
Astellas Pharma Inc.	22	843
AstraZeneca Plc	65	2,436
Celesio AG	4	184
Chugai Pharmaceutical Co. Ltd. (b)	12	138
Cie Generale d'Optique Essilor International SA (b)	9	585
Cochlear Ltd. (b)	3	128
Coloplast A/S (b)	1	103
CSL Ltd.	24	813
Daiichi Sankyo Co. Ltd.	31	912
Dainippon Sumitomo Pharma Co. Ltd.	5	46
Eisai Co. Ltd. (b)	11	375
Elan Corp. Plc (b) (c)	21	431
Elekta AB - Class B	2	27
Fisher & Paykel Healthcare Corp. (b)	9	21
Fresenius Medical Care AG & Co. KGaA	9	434
Getinge AB - Class B (b)	8	207
GlaxoSmithKline Plc	248	5,238

GN Store Nord (b) (c)	4	18
H Lundbeck A/S	1	33
Kyowa Hakko Kogyo Co. Ltd.	10	93
Mediceo Paltac Holdings Co. Ltd. (b)	7	118
Merck KGaA (b)	3	363
Mitsubishi Tanabe Pharma Corp.	11	128
Nobel Biocare Holding AG (b)	1	239
Novartis AG	104	5,336
Novo-Nordisk A/S - Class B	22	1,507
Olympus Corp.	10	303
Omega Pharma SA	-	15
ONO Pharmaceutical Co., Ltd.	2	116
Orion Oyj	4	97
Parkway Holdings Ltd.	21	49
Qiagen NV (c)	5	94
Roche Holding AG (b)	32	5,935
Sanofi-Aventis (b)	46	3,439
Santen Pharmaceutical Co. Ltd.	3	70
Shionogi & Co. Ltd. (b)	13	222
Shire Plc (b)	13	245
Smith & Nephew Plc	41	545
Sonic Healthcare Ltd.	15	183
Sonova Holding AG (b)	2	202
SSL International Plc	5	42
Straumann Holding AG	-	83
Suzuken Co. Ltd.	3	122
Synthes Inc.	3	365
Taisho Pharmaceutical Co. Ltd.	6	119
Takeda Pharmaceutical Co. Ltd.	38	1,887
Terumo Corp. (b)	7	381
UCB SA	5	161
William Demant Holding AS (b) (c)	1	90
Zeltia SA	4	30
		35,972
INDUSTRIALS - 11.7%
A P Moller - Maersk A/S - Class A	-	144
A P Moller - Maersk A/S - Class B	-	558
ABB Ltd.	98	2,631
Abertis Infraestructuras SA	12	387
Acciona SA	1	351
ACS Actividades de Construccion y Servicios SA	9	540
Adecco SA	6	334
Aeroports de Paris	2	178
Aggreko Plc	7	84
Air France-KLM (b)	5	149
Aker Kvaerner ASA (c)	7	166
Alfa Laval AB	4	266
All Nippon Airways Co. Ltd. (b)	31	137
Alstom RGPT	4	944
Amada Co. Ltd.	17	129
Amec Plc	16	227
Andritz AG	2	108

Antofagasta Plc	9	125
Arriva Plc	5	68
Asahi Glass Co. Ltd.	43	474
Asciano Group	22	81
Assa Abloy AB (b)	15	266
Atlantia SpA	11	335
Atlas Copco AB - Class A	31	521
Atlas Copco AB - Class B	18	284
Auckland International Airport Ltd.	43	77
BAE Systems Plc	159	1,535
Balfour Beatty Plc	19	176
BBA Aviation Plc	9	28
Bekaert SA	-	39
Biffa Plc	8	55
Bilfinger Berger AG	2	153
Boart Longyear Group	57	95
Brambles Ltd.	62	563
Brisa-Auto Estradas de Portugal SA (b)	13	191
British Airways Plc (c)	27	125
Bunzl Plc	14	204
Capita Group Plc	28	377
Cargotec Corp. - Class B	1	71
Cathay Pacific Airways Ltd. (b)	65	128
Central Glass Co. Ltd. (b)	8	31
Central Japan Railway Co.	-	713
Charter Plc (c)	4	69
Chiyoda Corp. (b)	7	64
Cie de Saint-Gobain (b)	13	1,045
Cintra Concesiones de Infraestructuras de Transporte SA	9	131
Cobham Plc	45	178
ComfortDelgro Corp. Ltd.	94	124
Compagnie Maritime Belge SA	-	21
COMSYS Holdings Corp.	1	9
Cookson Group Plc	5	67
Corporate Express NV	4	43
Cosco Corp. Singapore Ltd.	36	97
CSR Ltd.	43	127
Dai Nippon Printing Co. Ltd. (b)	27	430
Daifuku Co. Ltd.	3	38
Daikin Industries Ltd.	12	512
Davis Service Group Plc	4	41
DCC Plc	2	48
De La Rue Plc	4	65
Deutsche Lufthansa AG (b)	11	285
Deutsche Post AG	35	1,056
Downer EDI Ltd.	7	40
DSV A/S	9	206
East Japan Railway Co.	-	1,256
Ebara Corp. (b)	15	46
Eiffage SA	1	92
European Aeronautic Defence & Space Co. NV	15	359
Experian Group Ltd.	46	339

Fanuc Ltd.	9	818
Finmeccanica SpA	14	468
Firstgroup Plc	20	229
FKI Plc	13	19
FLSmidth & Co. A/S	2	245
Flughafen Wien AG	-	29
Fomento de Construcciones y Contratas SA (b)	2	145
Fraport AG Frankfurt Airport Services Worldwide	1	53
Fraser and Neave Ltd.	32	111
Fuji Electric Holdings Co. Ltd.	27	110
Fujikura Ltd. (b)	13	59
Furukawa Electric Co. Ltd.	25	81
Gamesa Corp. Tecnologica SA	8	357
GEA Group AG (c)	8	254
Geberit AG	2	263
Glory Ltd.	-	6
Group 4 Securicor Plc	47	213
Grupo Ferrovial SA	3	213
Hankyu Hanshin Holdings Inc.	52	226
Hays Plc	63	142
Heidelberger Druckmaschinen AG	3	77
Hellenic Technodomiki Tev SA	3	38
Hino Motors Ltd.	13	86
Hitachi Cable Ltd.	5	19
Hitachi Construction Machinery Co. Ltd.	4	110
Hitachi High-Technologies Corp.	4	63
Hochtief AG	2	182
Hong Kong Aircraft Engineering Co. Ltd.	3	53
Hopewell Holdings Ltd.	30	114
Hutchison Whampoa Ltd.	94	890
Iberia Lineas Aereas de Espana (b)	21	90
IHI Corp. (b)	54	105
IMI Plc	15	136
Intertek Group Plc	4	82
Invensys Plc (c)	34	152
ITOCHU Corp.	68	671
Japan Airlines Corp. (b) (c)	36	94
Japan Steel Works Ltd. (b)	15	256
JGC Corp.	9	137
JS Group Corp. (b)	11	167
JTEKT Corp.	9	153
Kajima Corp. (b)	36	102
Kamigumi Co. Ltd. (b)	11	87
Kawasaki Heavy Industries Ltd. (b)	66	147
Kawasaki Kisen Kaisha Ltd.	27	262
KCI Konecranes Oyj	1	58
Keihin Electric Express Railway Co. Ltd. (b)	18	122
Keio Corp. (b)	25	139
Keisei Electric Railway Co. Ltd.	12	64
Keppel Corp. Ltd.	49	352
Kinden Corp.	5	48
Kingspan Group Plc	6	81

Kintetsu Corp. (b)	72	257
Kokuyo Co. Ltd. (b)	3	28
Komatsu Ltd.	40	1,107
Komori Corp.	2	42
Kone Oyj	7	296
Kubota Corp.	49	304
Kuehne & Nagel International AG	2	232
Kurita Water Industries Ltd. (b)	5	166
Legrand SA (b)	2	67
Leighton Holdings Ltd. (b)	6	251
Macquarie Airports	28	83
Macquarie Infrastructure Group	108	274
MAN AG	5	686
Marubeni Corp.	75	546
Matsushita Electric Works Ltd. (b)	18	185
Meggitt Plc	29	160
Meitec Corp. (b)	-	9
Melco International Development Ltd.	31	43
Metso Oyj	6	303
Minebea Co. Ltd.	18	105
Mitsubishi Corp.	60	1,824
Mitsubishi Electric Corp.	85	735
Mitsubishi Heavy Industries Ltd. (b)	148	633
Mitsubishi Logistics Corp. (b)	5	64
Mitsui & Co. Ltd.	78	1,581
Mitsui Engineering & Shipbuilding Co. Ltd. (b)	30	80
Mitsui OSK Lines Ltd.	49	592
MTR Corp. (b)	61	208
National Express Group Plc	6	123
Neptune Orient Lines Ltd.	18	43
NGK Insulators Ltd. (b)	12	212
Nippon Express Co. Ltd.	39	224
Nippon Sheet Glass Co. Ltd.	30	133
Nippon Yusen KK (b)	51	479
Nishimatsu Construction Co. Ltd. (b)	8	17
NKT Holding A/S	1	43
Noble Group Ltd.	50	80
NSK Ltd. (b)	21	159
NTN Corp. (b)	18	123
NWS Holdings Ltd.	18	61
Obayashi Corp. (b)	29	122
Odakyu Electric Railway Co. Ltd. (b)	28	207
OKUMA Corp. (b)	7	75
Okumura Corp. (b)	6	31
Orient Overseas International Ltd.	10	57
Orkla ASA (b)	36	457
OSG Corp. (b)	3	35
Pacific Basin Shipping Ltd.	57	94
Pirelli & C. SpA (b) (c)	120	105
Prysmian SPA (c)	6	131
Qantas Airways Ltd.	44	158
Q-Cells AG (c)	2	215

Randstad Holdings NV (b)	2	95
Rentokil Initial Plc	82	159
Rheinmetall AG	2	122
Rockwool International AS (b)	-	52
Rolls-Royce Group Plc (c)	80	638
Ryanair Holdings Plc (c)	2	8
Sacyr Vallehermoso SA (b)	4	137
Safran SA (b)	7	140
Sandvik AB	43	755
Sanwa Holdings Corp. (b)	2	9
Scania AB	16	339
Schindler Holding AG (b)	2	155
Schneider Electric SA (virt-x) (b)	10	1,270
Secom Co. Ltd.	10	471
Securitas AB - Class B	15	199
Securitas Systems AB - Class B	11	32
Seino Holdings Corp.	2	13
SembCorp Industries Ltd.	41	121
SembCorp Marine Ltd.	41	115
Serco Group Plc	23	206
SGS SA	-	299
Shimizu Corp. (b)	27	124
Siemens AG	39	4,225
Singapore Airlines Ltd.	23	265
Singapore Post Ltd.	42	35
Singapore Technologies Engineering Ltd.	59	145
Skanska AB (b)	16	328
SKF AB - Class B	19	373
SMC Corp.	3	274
Smiths Group Plc	18	328
SMRT Corp. Ltd.	14	19
Societe BIC SA (b)	1	74
Societe Des Autoroutes Paris-Rhin-Rhone (b)	1	111
Sojitz Corp.	49	162
Solarworld AG	4	186
Sonae SGPS SA	39	71
Stagecoach Group Plc	26	127
Stolt-Nielsen SA	1	20
Sulzer AG	-	177
Sumitomo Corp. (b)	48	631
Sumitomo Electric Industries Ltd.	34	430
Sumitomo Heavy Industries Ltd.	25	162
Taisei Corp.	44	112
Thales SA (b)	4	238
THK Co. Ltd.	6	100
TNT NV	17	642
Tobu Railway Co. Ltd. (b)	33	176
Toda Corp. (b)	5	21
Tokyu Corp.	47	240
Toll Holdings Ltd.	25	228
Tomkins Plc	41	146
Tomra Systems ASA (b)	6	43

Toppan Printing Co. Ltd. (b)	25	290
TOTO Ltd. (b)	11	104
Toyota Tsusho Corp.	10	208
Transurban Group (b)	49	291
Travis Perkins Plc	5	107
Trelleborg AB	2	37
Uponor Oyj (b)	1	33
Ushio Inc.	5	100
Vallourec (b)	2	532
Vedior NV	8	240
Vestas Wind Systems A/S (c)	8	916
Vinci SA (b)	19	1,351
Wartsila Oyj	3	209
Wendel	1	102
Wesfarmers Ltd. (b)	31	1,147
West Japan Railway Co.	-	321
Wienerberger AG	4	203
Wolseley Plc	30	316
Yamato Transport Co. Ltd.	17	249
YIT Oyj	6	173
Zardoya Otis SA (b)	5	151
Zodiac SA (b)	2	78
		66,965
INFORMATION TECHNOLOGY - 5.0%
Access Co. Ltd. (b) (c)	-	28
Advantest Corp. (b)	7	184
Alcatel-Lucent (b)	101	577
Alps Electric Co. Ltd.	9	86
ARM Holdings Plc (b)	63	110
ASM Pacific Technology (b)	11	79
ASML Holding NV (c)	19	466
Atos Origin SA (c)	3	164
Brother Industries Ltd. (b)	6	58
Canon Inc.	48	2,192
Cap Gemini SA (b)	6	342
Citizen Watch Co. Ltd. (b)	17	140
Computershare Ltd.	23	188
CSK Holdings Corp. (b)	3	74
CSR Plc (b) (c)	3	22
Dassault Systemes SA (b)	3	149
eAccess Ltd. (b)	-	18
Electrocomponents Plc	9	31
Elpida Memory Inc. (b) (c)	4	143
Foxconn International Holdings Ltd. (c)	94	127
Fujitsu Ltd.	84	549
Hirose Electric Co. Ltd. (b)	2	168
Hitachi Ltd. (b)	149	883
Hoya Corp.	18	425
Ibiden Co. Ltd.	6	228
Indra Sistemas SA (b)	5	145
Infineon Technologies AG (c)	34	239
Itochu Techno-Science Corp.	1	36

Keyence Corp.	2	373
Kingboard Chemical Holdings Ltd.	28	98
Konami Corp. (b)	5	169
Konica Minolta Holdings Inc.	21	285
Kudelski SA	-	7
Kyocera Corp.	8	630
LogicaCMG Plc	71	148
Logitech International SA (b) (c)	8	197
Mabuchi Motor Co. Ltd.	1	53
Misys Plc	11	31
Mitsumi Electric Co. Ltd. (b)	4	123
Murata Manufacturing Co. Ltd.	10	482
NEC Corp.	92	351
NEC Electronics Corp. (c)	2	43
Neopost SA (b)	1	166
Nidec Corp.	5	307
Nintendo Co. Ltd.	4	2,269
Nippon Electric Glass Co. Ltd. (b)	15	232
Nokia Oyj	177	5,591
Nomura Research Institute Ltd.	5	133
NTT Data Corp.	-	249
Obic Co. Ltd.	-	53
OCE NV	2	35
Oki Electric Industry Co. Ltd. (b) (c)	21	40
Omron Corp.	10	201
Oracle Corp. Japan (b)	2	93
Otsuka Corp.	1	51
Premier Farnell Plc	9	34
Renewable Energy Corp. AS (b) (c)	8	212
Ricoh Co. Ltd. (b)	31	509
Rohm Co. Ltd.	5	279
Sage Group Plc	59	220
SAP AG	39	1,959
Seiko Epson Corp. (b)	6	162
SES Global SA	7	145
Shinko Electric Industries Co. Ltd.	3	28
Square Enix Co. Ltd.	2	80
STMicroelectronics NV	29	311
Sumco Corp.	5	111
Taiyo Yuden Co. Ltd. (b)	4	39
Tandberg ASA (b)	3	42
TDK Corp.	6	331
Telefonaktiebolaget LM Ericsson - Class B	657	1,290
Tencent Holdings Ltd.	42	239
Tietoenator Oyj	2	47
Tokyo Electron Ltd.	8	456
Tokyo Seimitsu Co. Ltd. (b)	1	23
TomTom NV (c)	3	119
Toshiba Corp. (b)	136	909
Trend Micro Inc.	5	196
Unaxis Holding AG (c)	-	110
United Business Media Plc	11	116

Venture Corp. Ltd.	12	92
Wincor Nixdorf AG	1	63
Yahoo! Japan Corp. (b)	1	345
Yaskawa Electric Corp.	11	105
Yokogawa Electric Corp. (b)	9	86
		28,919
MATERIALS - 10.4%
Acerinox SA	6	173
Air Liquide (b)	11	1,636
Akzo Nobel NV	12	982
Alumina Ltd. (b)	49	253
Amcor Ltd.	41	269
Anglo American Plc	59	3,553
ArcelorMittal	42	3,460
Asahi Kasei Corp. (b)	53	276
BASF AG	22	2,953
Bayer AG	32	2,600
BHP Billiton Ltd. (b)	151	4,930
BHP Billiton Plc	101	3,003
BlueScope Steel Ltd.	34	311
Boliden AB	12	132
Boral Ltd. (b)	28	161
Ciba Specialty Chemicals AG	3	124
Cimpor Cimentos de Portugal SA (b)	10	87
CRH Plc	25	934
Daicel Chemical Industries Ltd.	10	51
Daido Steel Co. Ltd. (b)	13	67
Dainippon Ink and Chemicals Inc.	31	96
Denki Kagaku Kogyo K K	20	63
Dowa Mining Co. Ltd. (b)	13	77
Eurasian Natural Resources Corp. (c)	14	279
Fletcher Building Ltd.	23	151
Fortescue Metals Group Ltd. (b) (c)	56	334
Fosun International Ltd. (c)	80	54
Givaudan SA	-	291
HeidelbergCement AG	1	102
Hitachi Chemical Co. Ltd.	4	79
Hitachi Metals Ltd.	4	59
Holcim Ltd.	9	969
Holmen AB (c)	3	96
Iluka Resources Ltd. (b)	1	4
Imerys SA (b)	1	122
Incitec Pivot Ltd. (b)	2	289
Italcementi SpA	2	35
Italcementi SpA (b)	2	50
James Hardie Industries NV	22	125
JFE Holdings Inc. (b)	26	1,147
Johnson Matthey Plc	9	365
JSR Corp. (b)	8	190
K+S AG	2	553
Kaneka Corp.	13	81
Kansai Paint Co. Ltd.	8	52

Kazakhmys Plc	5	152
Kobe Steel Ltd. (b)	115	328
Koninklijke DSM NV	6	304
Kuraray Co. Ltd.	17	197
Lafarge SA (b)	7	1,168
Lee & Man Paper Manufacturing Ltd.	18	29
Linde AG	5	771
Lonmin Plc	4	225
Lonza Group AG (b)	2	280
Mayr-Melnhof Karton AG	-	28
Mitsubishi Chemical Holdings Corp. (b)	52	344
Mitsubishi Gas Chemical Co. Inc.	15	107
Mitsubishi Materials Corp.	51	222
Mitsubishi Rayon Co. Ltd. (b)	21	67
Mitsui Chemicals Inc.	28	185
Mitsui Mining & Smelting Co. Ltd. (b)	25	78
Mondi Plc	16	131
Newcrest Mining Ltd.	20	603
Nippon Kayaku Co. Ltd.	4	24
Nippon Paper Group Inc.	-	99
Nippon Shokubai Co. Ltd. (b)	4	27
Nippon Steel Corp. (b)	257	1,302
Nissan Chemical Industries Ltd.	6	63
Nisshin Steel Co. Ltd. (b)	34	118
Nitto Denko Corp.	7	308
Novozymes A/S	2	190
OJI Paper Co. Ltd. (b)	40	180
OneSteel Ltd.	35	203
Orica Ltd.	14	381
Osaka Titanium Technologies Co. Ltd. (b)	1	62
Outokumpu Oyj	6	251
Oxiana Ltd.	63	183
PaperlinX Ltd.	10	26
Rautaruukki Oyj (c)	3	167
Rexam Plc	29	243
RHI AG (c)	-	18
Rio Tinto Ltd. (b)	13	1,452
Rio Tinto Plc	45	4,648
Salzgitter AG	2	314
Shin-Etsu Chemical Co. Ltd.	18	940
Showa Denko KK	52	175
Sims Group Ltd. (b)	4	114
Smurfit Kappa Group Plc	6	75
Solvay SA (b)	3	377
Sonae Industria SGPS SA (c)	3	19
SSAB Svenskt Stal AB - Class A (b)	9	240
SSAB Svenskt Stal AB - Class B (b)	4	104
Stora Enso Oyj - Class R (b)	26	305
Sumitomo Chemical Co. Ltd.	69	442
Sumitomo Metal Industries Ltd. (b)	184	698
Sumitomo Metal Mining Co. Ltd. (b)	25	465
Sumitomo Osaka Cement Co. Ltd. (b)	13	30

Svenska Cellulosa AB (c)	25	450
Syngenta AG	5	1,385
Taiheiyo Cement Corp. (b)	40	96
Taiyo Nippon Sanso Corp.	14	112
Teijin Ltd. (b)	41	173
ThyssenKrupp AG	16	927
Titan Cement Co. SA	3	129
Toho Titanium Co. Ltd. (b)	1	26
Tokuyama Corp. (b)	10	73
Tokyo Steel Manufacturing Co. Ltd. (b)	5	73
Toray Industries Inc. (b)	61	396
Tosoh Corp.	21	72
Toyo Seikan Kaisha Ltd. (b)	7	135
Ube Industries Ltd.	46	149
Umicore	6	294
UPM-Kymmene Oyj (b)	24	426
Vedanta Resources Plc (b)	3	136
Viohalco	4	40
Voestalpine AG	5	373
Wacker Chemie AG	-	73
Xstrata Plc	29	2,002
Yamato Kogyo Co. Ltd.	2	77
Yara International ASA	9	505
Zeon Corp. (b)	7	32
Zinifex Ltd.	21	192
		59,426
TELECOMMUNICATION SERVICES - 5.7%
Belgacom SA	8	348
Bouygues (b)	10	623
BT Group Plc	360	1,553
Cable & Wireless Plc	109	322
Deutsche Telekom AG	128	2,137
Elisa Oyj	7	166
France Telecom SA (b)	82	2,744
Hellenic Telecommunications Organization SA	13	360
Hutchison Telecommunications International Ltd.	57	81
Jupiter Telecommunications Co. Ltd. (c)	-	108
KDDI Corp. (b)	-	678
Millicom International Cellular SA (c)	1	142
Mobistar SA	2	138
Neuf Cegetel	1	79
Nippon Telegraph & Telephone Corp.	-	992
NTT DoCoMo Inc. (b)	1	1,077
PCCW Ltd.	203	128
Portugal Telecom SGPS SA	36	424
Royal KPN NV	83	1,394
Singapore Telecommunications Ltd.	359	1,019
SoftBank Corp. (c)	34	607
Swisscom AG	1	341
Tele2 AB	13	249
Telecom Corp. of New Zealand Ltd. (b)	84	248
Telecom Italia SpA	475	993

Telecom Italia SpA - RNC	277	459
Telefonica SA	193	5,541
Telekom Austria AG	15	307
Telenor ASA (c)	38	727
TeliaSonera AB (b)	101	813
Telstra Corp. Ltd.	134	538
Telstra Corp. Ltd. - INS RECP	66	170
Vodafone Group Plc	2,384	7,141
		32,647
UTILITIES - 5.8%
AEM SpA	22	82
AGL Energy Ltd. (b)	20	202
Centrica Plc	162	961
Cheung Kong Infrastructure Holdings Ltd. (b)	23	92
Chubu Electric Power Co. Inc. (b)	30	749
Chugoku Electric Power Co. Inc. (b)	6	140
CLP Holdings Ltd.	60	493
Contact Energy Ltd. (b)	13	79
E.ON AG (b)	28	5,175
Electric Power Development Co. (b)	6	228
Electricite de France	5	397
Enagas SA	7	222
Enel SpA	193	2,050
Energias de Portugal SA (b)	80	486
Fortum Oyj	20	797
Gas Natural SDG SA	5	324
Gaz de France	9	550
Hokkaido Electric Power Co. Inc. (b)	9	200
Hokuriku Electric Power Co. (b)	5	106
Hong Kong & China Gas Co. Ltd.	163	489
Hongkong Electric Holdings Ltd.	61	382
Iberdrola Renovables (b) (c)	40	277
Iberdrola SA	157	2,430
International Power Plc	69	546
Kansai Electric Power Co. Inc. (b)	34	848
Kyushu Electric Power Co. Inc.	17	403
National Grid Plc	116	1,594
Osaka Gas Co. Ltd. (b)	90	359
Public Power Corp.	4	187
Red Electrica de Espana SA	5	301
RWE AG	2	177
RWE AG	20	2,443
Scottish & Southern Energy Plc	38	1,066
Severn Trent Plc	10	294
Shikoku Electric Power Co. Inc. (b)	4	126
Snam Rete Gas SpA	39	249
Suez SA (b)	47	3,060
Terna SpA	53	227
Tohoku Electric Power Co. Inc. (b)	20	476
Tokyo Electric Power Co. Inc. (b)	54	1,446
Tokyo Gas Co. Ltd. (b)	98	396
Union Fenosa SA	5	329
United Utilities Plc	40	547
Veolia Environnement (b)	16	1,113
Verbund - Oesterreichische Elektrizitaetswirtschafts AG (b)	3	244
		33,342

Total Common Stocks (cost $477,551)		560,524

PREFERRED STOCKS - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Porsche AG	4	722
Volkswagen AG	5	801
		1,523
HEALTH CARE - 0.0%
Fresenius AG	2	155

Total Preferred Stocks (cost $834)		1,678
RIGHTS - 0.0%
Dowa Mining Co. Ltd. (b) (c) (f)	10	-
Iluka Resources Ltd. (c) (f)	1	1

Total Rights (cost $0)		1

SHORT TERM INVESTMENTS - 23.4%
Mutual Funds - 1.0%
JNL Money Market Fund, 2.72% (a) (h)	5,590	5,590

Securities Lending Collateral - 22.3%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (h)	127,265	127,265

U.S. Treasury Securities - 0.1%
U.S. Treasury Bill, 0.83%, 06/19/08 (o)	780	778

Total Short Term Investments (cost $133,634)		133,633

Total Investments - 121.8% (cost $612,019)		695,836
Other Assets and Liabilities, Net - (21.8%)		(124,313)
Total Net Assets - 100%		$ 571,523

JNL/Mellon Capital Management Bond Index Fund
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
SunTrust Capital VIII, 6.10%, 12/15/36	150	$ 119

Total Preferred Stocks (cost $136)		119

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 6.1%
AmeriCredit Automobile Receivables Trust, 5.19%, 11/06/11	$ 400	391
Banc of America Commercial Mortgage Inc., 7.33%, 11/15/31	500	511
Banc of America Commercial Mortgage Inc., 4.05%, 11/10/38	500	487
Banc of America Commercial Mortgage Inc., 5.12%, 07/11/43	150	147
Banc of America Commercial Mortgage Inc., 5.96%, 05/10/45 (i)	550	516
Banc of America Commercial Mortgage Inc., 4.76%, 07/01/45	350	346
Banc of America Commercial Mortgage Inc., 4.89%, 07/10/45	370	360
Banc of America Commercial Mortgage Inc., 5.45%, 01/15/49	200	190
Banc of America Commercial Mortgage Inc., 5.48%, 01/15/49	350	314
Bear Stearns Commercial Mortgage Securities Inc., 5.41%, 03/11/39 (i)	500	497
Bear Stearns Commercial Mortgage Securities Inc., 4.72%, 02/11/41	200	197
Bear Stearns Commercial Mortgage Securities Inc., 5.21%, 02/11/44	260	252
Capital One Multi-Asset Execution Trust, 4.05%, 03/15/13	250	253
Capital One Multi-Asset Execution Trust, 4.70%, 06/15/15	1,000	1,011
Chase Issuance Trust, 4.65%, 12/17/12	95	97
Chase Manhattan Bank-First Union National Bank, 7.44%, 08/15/31	46	47
Citigroup Commercial Mortgage Trust, 5.25%, 04/15/40	250	248
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.62%, 10/15/48	250	249
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.65%, 10/15/48	500	460
CS First Boston Mortgage Securities Corp., 5.42%, 05/15/36	350	354
CS First Boston Mortgage Securities Corp., 4.83%, 04/15/37	380	371
CS First Boston Mortgage Securities Corp., 5.10%, 08/15/38	350	339
CWCapital Cobalt Ltd., 5.22%, 08/15/48	200	196
First Union National Bank-Bank of America, 6.17%, 03/15/33	284	289
First Union-Lehman Brothers-Bank of America, 6.56%, 11/18/35	36	35
GE Capital Commercial Mortgage Corp., 5.51%, 11/10/45 (i)	200	193
GMAC Commercial Mortgage Securities Inc., 5.04%, 12/10/41	75	55
Greenwich Capital Commercial Funding Corp., 4.34%, 06/10/36	392	390
Greenwich Capital Commercial Funding Corp., 5.44%, 03/10/39	500	486
GS Mortgage Securities Corp. II, 5.56%, 11/10/39	400	396
GS Mortgage Securities Corp. II, 5.80%, 08/10/45 (i)	500	499
Household Automotive Trust, 5.28%, 09/19/11	467	473
JPMorgan Chase Commercial Mortgage Securities Corp., 5.82%, 05/12/34	125	126
JPMorgan Chase Commercial Mortgage Securities Corp., 4.74%, 09/12/37	241	238
JPMorgan Chase Commercial Mortgage Securities Corp., 4.45%, 01/12/38	400	390
JPMorgan Chase Commercial Mortgage Securities Corp., 4.88%, 01/12/38	500	488
JPMorgan Chase Commercial Mortgage Securities Corp., 4.77%, 03/12/39	500	478
JPMorgan Chase Commercial Mortgage Securities Corp., 5.37%, 06/12/41 (i)	250	256
JPMorgan Chase Commercial Mortgage Securities Corp., 4.74%, 07/15/42	500	491
JPMorgan Chase Commercial Mortgage Securities Corp., 4.98%, 07/15/42	125	91
JPMorgan Chase Commercial Mortgage Securities Corp., 4.94%, 08/15/42	278	272
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 01/15/49	250	242
JPMorgan Chase Commercial Mortgage Securities Corp., 5.75%, 02/12/49 (i)	200	199
LB Commercial Conduit Mortgage Trust, 6.78%, 06/15/31	206	209
LB-UBS Commercial Mortgage Trust, 3.85%, 05/15/27	250	238
LB-UBS Commercial Mortgage Trust, 3.97%, 03/15/29	250	238

LB-UBS Commercial Mortgage Trust, 5.59%, 06/15/31	75	76
LB-UBS Commercial Mortgage Trust, 4.17%, 05/15/32	165	153
LB-UBS Commercial Mortgage Trust, 5.40%, 02/15/40	250	246
LB-UBS Commercial Mortgage Trust, 5.42%, 02/15/40	330	321
MBNA Master Credit Card Trust USA, 7.00%, 02/15/12	300	316
Merrill Lynch Mortgage Trust, 5.40%, 07/12/34	200	201
Merrill Lynch Mortgage Trust, 5.74%, 08/12/43	250	251
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.48%, 02/12/39 (i)	250	245
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.41%, 07/12/46	200	196
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.17%, 12/12/49	200	192
Morgan Stanley Capital I, 5.63%, 06/12/12 (i)	400	394
Morgan Stanley Capital I, 4.80%, 01/13/41	250	245
Morgan Stanley Capital I, 5.33%, 11/12/41	250	244
Morgan Stanley Capital I, 5.77%, 10/15/42 (i)	270	273
Morgan Stanley Capital I, 5.41%, 03/15/44	350	312
Morgan Stanley Dean Witter Capital I, 7.57%, 11/15/36	85	88
Wachovia Bank Commercial Mortgage Trust, 4.44%, 11/15/34	141	139
Wachovia Bank Commercial Mortgage Trust, 5.22%, 01/15/41	100	100
Wachovia Bank Commercial Mortgage Trust, 5.23%, 07/15/41 (i)	250	253
Wachovia Bank Commercial Mortgage Trust, 4.89%, 10/15/41	200	162
Wachovia Bank Commercial Mortgage Trust, 4.90%, 10/15/41	500	437
Wachovia Bank Commercial Mortgage Trust, 5.25%, 12/15/43	500	486
Wachovia Bank Commercial Mortgage Trust, 5.34%, 12/15/43	200	193
Wachovia Bank Commercial Mortgage Trust, 5.36%, 12/15/44 (i)	200	177
Wachovia Bank Commercial Mortgage Trust, 5.42%, 01/15/45	350	346
Wachovia Bank Commercial Mortgage Trust, 5.99%, 06/15/45 (i)	500	415
Wachovia Bank Commercial Mortgage Trust, 5.50%, 10/15/48	500	493
Wachovia Bank Commercial Mortgage Trust, 5.68%, 10/15/48	800	798
Wachovia Commercial Mortgage Securities Inc., 7.39%, 12/15/31	96	97

Total Non-U.S. Government Agency Asset-Backed Securities (cost $23,091)		22,454

CORPORATE BONDS AND NOTES - 20.2%
CONSUMER DISCRETIONARY - 1.5%
CBS Corp., 7.88%, 07/30/30	125	122
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	250	278
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	100	122
Comcast Corp., 5.85%, 01/15/10	250	257
Comcast Corp., 6.50%, 01/15/15	50	51
Comcast Corp., 5.65%, 06/15/35	100	85
Comcast Corp., 6.50%, 11/15/35	100	95
Comcast Corp., 6.95%, 08/15/37	100	100
COX Communications Inc., 4.63%, 01/15/10	100	100
COX Communications Inc., 5.45%, 12/15/14	150	148
DaimlerChrysler NA Holding Corp., 8.00%, 06/15/10 (b)	150	161
DaimlerChrysler NA Holding Corp., 7.75%, 01/18/11	250	269
DaimlerChrysler NA Holding Corp., 6.50%, 11/15/13 (b)	100	105
DaimlerChrysler NA Holding Corp., 8.50%, 01/18/31	50	57
Fortune Brands Inc., 5.38%, 01/15/16	250	236
Historic TW Inc., 6.63%, 05/15/29	100	94
Home Depot Inc., 4.63%, 08/15/10	250	250

Home Depot Inc., 5.25%, 12/16/13	250	245
J.C. Penney Co. Inc., 6.38%, 10/15/36	100	85
Johnson Controls Inc., 5.50%, 01/15/16	250	255
Lowe's Cos. Inc., 5.50%, 10/15/35	150	128
Macys Retail Holdings Inc., 4.80%, 07/15/09	150	148
Macys Retail Holdings Inc., 6.90%, 04/01/29	100	85
Mohawk Industries Inc., 6.13%, 01/15/16	250	245
News America Inc., 5.30%, 12/15/14	175	175
News America Inc., 6.20%, 12/15/34	50	48
News America Inc., 6.40%, 12/15/35	100	97
Omnicom Group Inc., 5.90%, 04/15/16	250	248
Target Corp., 5.88%, 07/15/16	250	259
Target Corp., 7.00%, 07/15/31	100	101
Time Warner Cable Inc., 6.55%, 05/01/37	250	236
Time Warner Inc., 6.75%, 04/15/11	250	257
Time Warner Inc., 7.63%, 04/15/31	250	261
Toll Brothers Finance Corp., 4.95%, 03/15/14	50	46
Viacom Inc., 6.25%, 04/30/16	250	243
Walt Disney Co., 7.00%, 03/01/32	50	57
Wyndham Worldwide Corp., 6.00%, 12/01/16	150	137
Yum! Brands Inc., 8.88%, 04/15/11	50	55
		5,941
CONSUMER STAPLES - 1.1%
Anheuser-Busch Cos. Inc., 5.05%, 10/15/16	100	101
Bunge Ltd. Finance Corp., 5.35%, 04/15/14	75	76
Coca-Cola Co., 5.75%, 03/15/11	250	269
Coca-Cola Enterprises Inc., 7.13%, 08/01/17	100	116
Coca-Cola Enterprises Inc., 8.50%, 02/01/22	250	317
ConAgra Foods Inc., 7.88%, 09/15/10	134	146
CVS Caremark Corp., 6.13%, 08/15/16	250	261
Diageo Capital Plc, 4.38%, 05/03/10	50	51
General Mills Inc., 6.00%, 02/15/12	100	105
Grand Metropolitan Investment Corp., 8.00%, 09/15/22	100	123
Kellogg Co., 6.60%, 04/01/11	250	269
Kimberly-Clark Corp., 5.63%, 02/15/12	250	267
Kraft Foods Inc., 6.50%, 11/01/31	100	94
Kraft Foods Inc., 7.00%, 08/11/37	100	100
Kroger Co., 5.50%, 02/01/13	100	103
Kroger Co., 7.50%, 04/01/31	150	162
Pepsi Bottling Group Inc., 7.00%, 03/01/29	75	87
Procter & Gamble Co., 6.88%, 09/15/09	250	264
Procter & Gamble Co., 4.95%, 08/15/14	150	157
Procter & Gamble Co., 5.55%, 03/05/37	100	100
Reynolds American Inc., 7.63%, 06/01/16	250	263
Safeway Inc., 5.80%, 08/15/12	100	105
Sara Lee Corp., 6.25%, 09/15/11	75	79
Wal-Mart Stores Inc., 4.55%, 05/01/13	100	103
Wal-Mart Stores Inc., 7.55%, 02/15/30	300	352
		4,070
ENERGY - 1.4%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	100	110
Anadarko Petroleum Corp., 5.95%, 09/15/16	100	103

Anadarko Petroleum Corp., 6.45%, 09/15/36	150	153
Apache Corp., 5.25%, 04/15/13	250	262
Canadian Natural Resources Ltd., 5.85%, 02/01/35	150	138
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	50	56
Conoco Funding Co., 7.25%, 10/15/31	75	87
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	228
ConocoPhillips, 6.65%, 07/15/18	75	85
Devon Energy Corp., 7.95%, 04/15/32	100	123
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	123
EnCana Corp., 6.50%, 08/15/34	100	101
Energy Transfer Partners LP, 5.95%, 02/01/15	250	246
Enterprise Products Operating LP, 4.95%, 06/01/10	25	26
Enterprise Products Operating LP, 5.60%, 10/15/14	25	25
Enterprise Products Operating LP, 6.88%, 03/01/33	25	25
Hess Corp., 6.65%, 08/15/11	275	296
Hess Corp., 7.30%, 08/15/31	35	39
Kinder Morgan Energy Partners LP, 5.85%, 09/15/12	225	231
Kinder Morgan Energy Partners LP, 5.00%, 12/15/13	75	74
Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	150	149
Marathon Oil Corp., 6.13%, 03/15/12	200	211
Nexen Inc., 5.88%, 03/10/35	50	46
Nexen Inc., 6.40%, 05/15/37	100	96
Occidental Petroleum Corp., 6.75%, 01/15/12	50	55
ONEOK Partners LP, 6.65%, 10/01/36	150	145
PacifiCorp, 5.75%, 04/01/37	150	141
Pemex Project Funding Master Trust, 6.63%, 06/15/35	150	155
Petrobras International Finance Co., 6.13%, 10/06/16	100	100
Petro-Canada, 7.00%, 11/15/28	75	76
Southern Natural Gas Co., 5.90%, 04/01/17 (e) (u)	250	244
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	283
Suncor Energy Inc., 5.95%, 12/01/34	100	93
TransCanada Pipelines Ltd., 6.20%, 10/15/37	100	96
Transocean Inc., 6.80%, 03/15/38	150	153
Valero Energy Corp., 7.50%, 04/15/32	100	104
Williams Cos. Inc., 8.75%, 03/15/32 (k)	250	289
XTO Energy Inc., 4.90%, 02/01/14	75	75
XTO Energy Inc., 6.75%, 08/01/37	150	160
		5,202
FINANCIALS - 9.3%
Abbey National Plc, 7.95%, 10/26/29	100	107
Aegon NV, 4.75%, 06/01/13	150	147
Allstate Corp., 6.13%, 02/15/12	75	80
Allstate Corp., 5.35%, 06/01/33	75	64
Allstate Corp., 5.55%, 05/09/35	100	84
American Express Bank, 6.15%, 08/28/17	250	249
American Express Co., 4.88%, 07/15/13	250	245
American General Finance Corp., 4.63%, 09/01/10	150	149
American General Finance Corp., 5.40%, 12/01/15	250	228
American International Group Inc., 4.25%, 05/15/13 (k)	500	474
American International Group Inc., 5.85%, 01/16/18	200	196
Ameriprise Financial Inc., 7.52%, 06/01/66 (callable at 100 beginning 06/01/16)	250	237
Asian Development Bank, 4.13%, 09/15/10	350	365

Asian Development Bank, 4.25%, 10/20/14	250	265
Assurant Inc., 6.75%, 02/15/34	100	95
AXA SA, 8.60%, 12/15/30	100	108
BAC Capital Trust V, 5.63%, 03/08/35	300	252
Bank of America Corp., 4.88%, 09/15/12	150	152
Bank of America Corp., 5.49%, 03/15/19	200	194
Bank of America NA, 6.00%, 10/15/36	250	239
Barclays Bank Plc, 6.86% (callable at 100 beginning 06/15/32) (e) (p) (u)	50	42
BB&T Capital Trust I, 5.85%, 08/18/35	100	78
BB&T Corp., 6.50%, 08/01/11	75	79
Bear Stearns Cos. Inc., 7.63%, 12/07/09	250	248
Bear Stearns Cos. Inc., 5.70%, 11/15/14	200	192
Bear Stearns Cos. Inc., 6.40%, 10/02/17	250	247
Berkshire Hathaway Finance Corp., 4.63%, 10/15/13	250	261
Berkshire Hathaway Finance Corp., 4.85%, 01/15/15	100	104
Boston Properties LP, 6.25%, 01/15/13 (b)	150	155
Burlington Resources Finance Co., 7.20%, 08/15/31	100	116
Camden Property Trust, 5.00%, 06/15/15	100	89
Capital One Bank, 6.50%, 06/13/13	250	236
Capital One Financial Corp., 5.70%, 09/15/11	250	236
Capital One Financial Corp., 6.15%, 09/01/16	250	210
Caterpillar Financial Services Corp., 4.75%, 02/17/15	100	99
Chubb Corp., 5.20%, 04/01/13	100	98
Cincinnati Financial Corp., 6.13%, 11/01/34	100	92
CIT Group Inc., 4.65%, 07/01/10 (k)	250	205
CIT Group Inc., 5.65%, 02/13/17	350	271
Citigroup Inc., 6.00%, 02/21/12 (b)	350	357
Citigroup Inc., 5.00%, 09/15/14	400	377
Citigroup Inc., 5.85%, 08/02/16 (b)	250	243
Citigroup Inc., 5.50%, 02/15/17	350	328
Citigroup Inc., 6.13%, 11/21/17	400	399
Citigroup Inc., 6.00%, 10/31/33	50	43
Corp Andina de Fomento, 6.88%, 03/15/12	150	161
Countrywide Home Loans Inc., 4.13%, 09/15/09	250	225
Credit Suisse First Boston Corp., 5.13%, 08/15/15	200	198
Credit Suisse USA Inc., 6.13%, 11/15/11	100	106
Credit Suisse USA Inc., 6.50%, 01/15/12	250	266
Credit Suisse USA Inc., 7.13%, 07/15/32	100	106
Deutsche Bank Financial LLC, 5.38%, 03/02/15	250	254
Eksportfinans ASA, 4.38%, 07/15/09	250	256
ERP Operating LP, 5.25%, 09/15/14	50	46
European Investment Bank, 4.13%, 09/15/10	250	261
European Investment Bank, 4.63%, 05/15/14	150	159
European Investment Bank, 4.88%, 02/16/16	250	268
European Investment Bank, 5.13%, 09/13/16	500	544
Export-Import Bank of Korea, 5.13%, 03/16/15	200	192
Fifth Third Bank, 4.20%, 02/23/10	100	101
Fifth Third Capital Trust, 6.50%, 04/15/37	200	143
General Electric Capital Corp., 3.13%, 04/01/09 (b)	150	150
General Electric Capital Corp., 4.13%, 09/01/09	250	253
General Electric Capital Corp., 4.88%, 10/21/10	250	260
General Electric Capital Corp., 5.88%, 02/15/12	250	265

General Electric Capital Corp., 5.45%, 01/15/13	500	524
General Electric Capital Corp., 5.00%, 01/08/16 (b)	100	100
General Electric Capital Corp., 5.63%, 09/15/17	200	205
General Electric Capital Corp., 6.75%, 03/15/32	350	374
General Electric Capital Corp., 6.38%, 11/15/67	500	489
Goldman Sachs Group Inc., 6.65%, 05/15/09	250	257
Goldman Sachs Group Inc., 7.35%, 10/01/09	350	368
Goldman Sachs Group Inc., 5.25%, 04/01/13 (b)	100	101
Goldman Sachs Group Inc., 5.13%, 01/15/15	200	194
Goldman Sachs Group Inc., 6.25%, 09/01/17	200	201
Goldman Sachs Group Inc., 5.95%, 01/18/18	300	297
Goldman Sachs Group Inc., 5.95%, 01/15/27	250	223
Goldman Sachs Group Inc., 6.13%, 02/15/33	250	228
Goldman Sachs Group Inc., 6.75%, 10/01/37	200	186
Hartford Financial Services Group Inc., 6.10%, 10/01/41	75	66
HCP Inc., 6.00%, 01/30/17	150	122
HSBC Finance Capital Trust IX, 5.91%, 11/30/35	250	203
HSBC Finance Corp., 5.25%, 01/14/11	500	498
HSBC Holdings Plc, 5.25%, 12/12/12	200	199
HSBC Holdings Plc, 7.63%, 05/17/32	150	159
HSBC Holdings Plc, 6.50%, 05/02/36	150	145
International Bank for Reconstruction & Development, 7.63%, 01/19/23 (b)	300	408
International Lease Finance Corp., 5.75%, 06/15/11	250	252
iStar Financial Inc., 5.15%, 03/01/12	100	74
John Deere Capital Corp., 7.00%, 03/15/12	250	277
JPMorgan Chase & Co., 6.75%, 02/01/11	250	265
JPMorgan Chase & Co., 6.63%, 03/15/12	100	106
JPMorgan Chase & Co., 5.75%, 01/02/13	100	104
JPMorgan Chase & Co., 4.75%, 03/01/15	250	241
JPMorgan Chase & Co., 5.15%, 10/01/15	250	246
JPMorgan Chase Bank NA, 6.00%, 10/01/17	250	261
JPMorgan Chase Capital XV, 5.88%, 03/15/35	75	64
JPMorgan Chase Capital XX, 6.55%, 09/29/36 (b)	100	87
KeyBank NA, 5.80%, 07/01/14	100	97
KFW International Finance Inc., 4.88%, 01/17/17 (b)	500	535
Korea Development Bank, 4.75%, 07/20/09	250	253
Kreditanstalt fuer Wiederaufbau, 4.63%, 01/20/11	250	268
Kreditanstalt fuer Wiederaufbau, 4.13%, 10/15/14	150	159
Landwirtschaftliche Rentenbank, 3.88%, 03/15/10	250	258
Landwirtschaftliche Rentenbank, 5.25%, 07/15/11	250	271
Lehman Brothers Holdings Inc., 7.88%, 08/15/10	250	256
Lehman Brothers Holdings Inc., 6.63%, 01/18/12	350	353
Lehman Brothers Holdings Inc., 6.00%, 07/19/12	250	247
Lehman Brothers Holdings Inc., 6.88%, 07/17/37	250	217
Lincoln National Corp., 7.00%, 05/17/66	250	229
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	100	98
Marshall & Ilsley Bank, 6.38%, 09/01/11	100	103
MBNA Corp., 7.50%, 03/15/12	100	111
Merrill Lynch & Co. Inc., 4.13%, 09/10/09	250	245
Merrill Lynch & Co. Inc., 5.00%, 01/15/15	550	511
Merrill Lynch & Co. Inc., 6.05%, 05/16/16	250	237
MetLife Inc., 5.00%, 11/24/13	100	105

MetLife Inc., 5.70%, 06/15/35	100	89
MetLife Inc., 6.40%, 12/15/36 (callable at 100 beginning 12/15/31)	100	79
Morgan Stanley, 4.25%, 05/15/10	500	493
Morgan Stanley, 5.05%, 01/21/11	500	502
Morgan Stanley, 6.75%, 04/15/11	300	314
Morgan Stanley, 4.75%, 04/01/14	200	186
Morgan Stanley, 5.45%, 01/09/17	350	327
Morgan Stanley, 7.25%, 04/01/32	25	25
MUFG Capital Finance 1 Ltd., 6.35% (callable at 100 beginning 07/25/16) (p)	250	204
National Australia Bank Ltd., 8.60%, 05/19/10	150	162
National City Bank, 4.63%, 05/01/13	100	84
National Rural Utilities Cooperative Finance Corp., 5.75%, 08/28/09	200	205
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/32 (b)	150	172
National Westminster Bank Plc, 7.38%, 10/01/09	250	264
NB Capital Trust, 7.83%, 12/15/26	75	75
Oester Kontrollbank, 4.75%, 11/08/11	250	267
Oesterreichische Kontrollbank AG, 4.75%, 10/16/12	250	268
ORIX Corp., 5.48%, 11/22/11	200	194
PNC Funding Corp., 5.25%, 11/15/15	250	236
Principal Life Income Funding Trusts, 5.10%, 04/15/14	150	151
Prudential Financial Inc., 5.70%, 12/14/36	250	213
Royal Bank of Scotland Group Plc, 5.00%, 10/01/14	100	100
Royal Bank of Scotland Group Plc, 7.65% (callable at 100 beginning 09/30/31) (p)	155	148
Simon Property Group Inc., 5.25%, 12/01/16	250	227
SLM Corp., 5.00%, 10/01/13	50	38
SLM Corp., 5.05%, 11/14/14	250	182
SunTrust Bank, 6.38%, 04/01/11	200	208
Swedish Export Credit Corp., 5.13%, 03/01/17	200	214
Textron Financial Corp., 6.00%, 11/20/09	250	265
Travelers Cos. Inc., 6.25%, 03/15/37	250	221
Travelers Cos. Inc., 6.25%, 06/15/37	150	139
U.S. Bank NA, 6.38%, 08/01/11	600	650
UBS AG Stamford, 5.88%, 07/15/16	250	259
Unilever Capital Corp., 7.13%, 11/01/10	100	110
Wachovia Bank NA, 7.80%, 08/18/10	250	269
Wachovia Bank NA, 4.88%, 02/01/15	200	189
Wachovia Bank NA, 5.85%, 02/01/37 (b)	250	211
Wachovia Corp., 5.25%, 08/01/14	250	247
Washington Mutual Inc., 4.63%, 04/01/14	100	71
Washington Mutual Inc., 5.13%, 01/15/15	200	149
Wells Fargo & Co., 4.20%, 01/15/10	100	101
Wells Fargo & Co., 5.00%, 11/15/14	200	200
Wells Fargo & Co., 5.63%, 12/11/17	300	306
Wells Fargo Bank, 6.45%, 02/01/11	100	105
Wells Fargo Bank, 4.75%, 02/09/15	250	243
Wells Fargo Financial Inc., 5.50%, 08/01/12 (b)	250	260
		34,648
HEALTH CARE - 1.1%
Abbott Laboratories, 5.88%, 05/15/16	250	266
Aetna Inc., 6.63%, 06/15/36	150	146
Amgen Inc., 5.85%, 06/01/17	200	200
AstraZeneca Plc, 6.45%, 09/15/37	250	268

Baxter International Inc., 4.63%, 03/15/15	75	74
Bristol-Myers Squibb Co., 5.88%, 11/15/36	150	145
Eli Lilly & Co., 5.55%, 03/15/37	100	96
Genentech Inc., 4.75%, 07/15/15	50	50
Genentech Inc., 5.25%, 07/15/35	250	231
GlaxoSmithKline Capital Inc., 4.38%, 04/15/14	150	150
Johnson & Johnson, 5.95%, 08/15/37	250	265
Merck & Co. Inc., 4.75%, 03/01/15	250	253
Pharmacia Corp., 6.60%, 12/01/28 (k)	50	55
Schering-Plough Corp., 6.00%, 09/15/17	250	251
Schering-Plough Corp., 6.50%, 12/01/33 (l)	50	49
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	150	146
Thermo Fisher Scientific Inc., 5.00%, 06/01/15	200	190
UnitedHealth Group Inc., 5.80%, 03/15/36	150	124
WellPoint Inc., 4.25%, 12/15/09	50	50
WellPoint Inc., 5.00%, 01/15/11	250	252
WellPoint Inc., 6.80%, 08/01/12	100	107
WellPoint Inc., 5.85%, 01/15/36	100	84
Wyeth, 6.70%, 03/15/11 (l)	400	432
Wyeth, 5.50%, 03/15/13 (l)	100	106
Wyeth, 6.45%, 02/01/24	100	106
		4,096
INDUSTRIALS - 1.0%
3M Co., 5.70%, 03/15/37	150	148
Boeing Capital Corp., 6.10%, 03/01/11 (b)	250	266
Boeing Capital Corp., 5.80%, 01/15/13	125	135
Burlington Northern Santa Fe Corp., 5.90%, 07/01/12	150	157
Burlington Northern Santa Fe Corp., 6.15%, 05/01/37	100	96
Caterpillar Inc., 6.05%, 08/15/36	150	153
CSX Corp., 6.75%, 03/15/11	50	53
CSX Corp., 6.30%, 03/15/12	250	259
Emerson Electric Co., 5.00%, 12/15/14	100	104
General Dynamics Corp., 4.25%, 05/15/13	250	253
General Electric Co., 5.00%, 02/01/13	100	104
Honeywell International Inc., 6.13%, 11/01/11	100	108
Lockheed Martin Corp., 6.15%, 09/01/36	175	181
Masco Corp., 5.88%, 07/15/12	75	76
Norfolk Southern Corp., 7.25%, 02/15/31	75	82
Norfolk Southern Corp., 7.05%, 05/01/37	100	109
Northrop Grumman Corp., 7.75%, 03/01/16	150	177
Raytheon Co., 5.38%, 04/01/13	100	105
RR Donnelley & Sons Co., 4.95%, 04/01/14	200	184
RR Donnelley & Sons Co., 5.50%, 05/15/15	50	46
Tyco Electronics Group SA, 6.00%, 10/01/12 (e) (u)	100	102
Tyco International Group SA, 6.38%, 10/15/11	91	91
Union Pacific Corp., 6.63%, 02/01/29	25	25
United Technologies Corp., 6.35%, 03/01/11	75	81
United Technologies Corp., 4.88%, 05/01/15	300	305
United Technologies Corp., 6.70%, 08/01/28	50	56
Waste Management Inc., 7.38%, 08/01/10	100	105
		3,561
INFORMATION TECHNOLOGY - 0.5%

Cisco Systems Inc., 5.50%, 02/22/16	250	259
Hewlett-Packard Co., 6.50%, 07/01/12	250	273
International Business Machines Corp., 5.70%, 09/14/17	300	314
International Business Machines Corp., 6.50%, 01/15/28	200	210
Motorola Inc., 7.63%, 11/15/10	274	284
Oracle Corp., 5.00%, 01/15/11	250	256
Xerox Corp., 6.88%, 08/15/11	150	157
		1,753
MATERIALS - 0.7%
Alcan Inc., 4.88%, 09/15/12	50	50
Alcan Inc., 6.13%, 12/15/33	25	24
Alcoa Inc., 5.38%, 01/15/13	50	50
Alcoa Inc., 5.55%, 02/01/17 (b)	200	195
BHP Billiton Finance USA Ltd., 4.80%, 04/15/13	100	100
CRH America Inc., 6.00%, 09/30/16	250	238
Dow Chemical Co., 6.13%, 02/01/11	50	53
Dow Chemical Co., 6.00%, 10/01/12	50	53
EI Du Pont de Nemours & Co., 4.75%, 11/15/12	100	103
Hanson Plc., 6.13%, 08/15/16	250	244
Lafarge SA, 6.50%, 07/15/16	250	247
MeadWestvaco Corp., 6.85%, 04/01/12	250	260
Newmont Mining Corp., 5.88%, 04/01/35	50	41
Praxair Inc., 3.95%, 06/01/13	100	98
Rohm & Haas Co., 7.85%, 07/15/29	50	56
Vale Overseas Ltd., 6.25%, 01/11/16	100	100
Vale Overseas Ltd., 6.25%, 01/23/17	150	149
Vale Overseas Ltd., 6.88%, 11/21/36	100	98
Weyerhaeuser Co., 6.75%, 03/15/12	250	263
Weyerhaeuser Co., 7.38%, 03/15/32	100	99
		2,521
TELECOMMUNICATION SERVICES - 1.9%
America Movil SAB de CV, 6.38%, 03/01/35	200	194
AT&T Inc., 5.30%, 11/15/10	250	259
AT&T Inc., 5.88%, 02/01/12	100	104
AT&T Inc., 5.10%, 09/15/14	150	149
AT&T Inc., 9.75%, 11/15/31 (l)	500	584
AT&T Inc., 6.15%, 09/15/34	50	48
BellSouth Capital Funding Corp., 7.88%, 02/15/30	100	111
BellSouth Corp., 5.20%, 09/15/14	100	100
British Telecommunications Plc, 8.38%, 12/15/10 (l)	250	275
British Telecommunications Plc, 8.88%, 12/15/30 (l)	150	186
Deutsche Telekom International Finance BV, 8.00%, 06/15/10 (l)	400	428
Deutsche Telekom International Finance BV, 5.75%, 03/23/16	250	247
Deutsche Telekom International Finance BV, 8.25%, 06/15/30 (l)	100	120
Embarq Corp., 8.00%, 06/01/36	100	91
France Telecom SA, 8.50%, 03/01/31	250	310
GTE Corp., 6.84%, 04/15/18	250	268
GTE Corp., 6.94%, 04/15/28	50	50
New Cingular Wireless Services Inc., 7.88%, 03/01/11	250	272
New Cingular Wireless Services Inc., 8.75%, 03/01/31	108	131
Qwest Corp., 6.50%, 06/01/17	250	226
Royal KPN NV, 8.00%, 10/01/10	250	268

Southwestern Bell Telephone Co., 7.00%, 07/01/15	100	108
Sprint Capital Corp., 8.38%, 03/15/12	200	185
Sprint Capital Corp., 6.88%, 11/15/28	100	75
Sprint Capital Corp., 8.75%, 03/15/32	100	85
Sprint Nextel Corp., 6.00%, 12/01/16	250	194
Telecom Italia Capital SA, 4.95%, 09/30/14	100	91
Telecom Italia Capital SA, 6.38%, 11/15/33	50	44
Telecom Italia Capital SA, 6.00%, 09/30/34	100	85
Telefonica Europe BV, 8.25%, 09/15/30	200	234
TELUS Corp., 8.00%, 06/01/11	200	218
Verizon Global Funding Corp., 7.25%, 12/01/10	250	268
Verizon Global Funding Corp., 7.75%, 12/01/30	50	54
Verizon Global Funding Corp., 5.58%, 09/15/35	100	91
Verizon New England Inc., 6.50%, 09/15/11	250	261
Vodafone Group Plc, 5.00%, 12/16/13	150	147
Vodafone Group Plc, 5.38%, 01/30/15	100	97
Vodafone Group Plc, 5.63%, 02/27/17	250	243
		6,901
UTILITIES - 1.7%
Alabama Power Co., 5.88%, 12/01/22	100	99
American Electric Power Co. Inc., 5.38%, 03/15/10	100	102
CenterPoint Energy Resources Corp., 7.75%, 02/15/11	150	162
Consolidated Edison Inc. of New York, 5.30%, 03/01/35	250	217
Constellation Energy Group Inc., 7.00%, 04/01/12	100	106
Constellation Energy Group Inc., 7.60%, 04/01/32 (b)	150	152
Consumers Energy Co., 5.50%, 08/15/16	25	25
DCP Midstream LLC 7.88%, 08/16/10	250	268
Duke Energy Carolinas LLC, 5.30%, 10/01/15	200	207
Duke Energy Corp., 5.63%, 11/30/12	150	159
Energy East Corp., 6.75%, 07/15/36	150	146
Enersis SA, 7.40%, 12/01/16	150	162
Exelon Generation Co. LLC, 6.95%, 06/15/11 (b)	150	159
Exelon Generation Co. LLC, 5.35%, 01/15/14 (b)	150	146
Exelon Generation Co. LLC, 6.20%, 10/01/17	200	198
FirstEnergy Corp., 6.45%, 11/15/11	125	131
FirstEnergy Corp., 7.38%, 11/15/31	125	136
Florida Power & Light Co., 5.63%, 04/01/34	100	96
Hydro Quebec, 8.00%, 02/01/13	250	298
Hydro Quebec, 7.50%, 04/01/16	100	122
MidAmerican Energy Co., 6.75%, 12/30/31	50	52
MidAmerican Energy Holdings Co., 5.88%, 10/01/12	100	106
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	150	145
National Grid Plc, 6.30%, 08/01/16	150	154
NiSource Finance Corp., 5.40%, 07/15/14	75	74
Northern States Power Co., 8.00%, 08/28/12	100	115
Ohio Power Co., 6.00%, 06/01/16	250	251
Oncor Electric Delivery Co., 6.38%, 01/15/15	150	150
Oncor Electric Delivery Co., 7.00%, 09/01/22	150	144
Pacific Gas & Electric Co., 4.80%, 03/01/14	250	252
Pacific Gas & Electric Co., 6.05%, 03/01/34	100	98
Pepco Holdings Inc., 6.45%, 08/15/12	225	240
PPL Electric Utilities Corp., 6.25%, 08/15/09	100	103

Progress Energy Inc., 7.10%, 03/01/11	117	126
Progress Energy Inc., 7.75%, 03/01/31	50	59
PSEG Power LLC, 8.63%, 04/15/31	75	92
SCANA Corp., 6.88%, 05/15/11	75	80
Scottish Power Plc, 5.38%, 03/15/15	50	50
Sempra Energy, 4.75%, 05/15/09	200	202
Sempra Energy, 6.00%, 02/01/13 (b)	250	265
Southern California Edison Co., 6.00%, 01/15/34	75	77
Union Electric Co., 6.40%, 06/15/17	100	106
Virginia Electric & Power Co., 6.00%, 01/15/36	150	147
		6,179

Total Corporate Bonds and Notes (cost $76,358)		74,872

GOVERNMENT AND AGENCY OBLIGATIONS - 71.8%
GOVERNMENT SECURITIES - 23.9%
Municipals - 0.4%
New Jersey State Turnpike Authority - Series B
(insured by AMBAC Assurance Corp.) 4.25%, 01/01/16	95	93
New Jersey State Turnpike Authority - Series B
(Prerefunded at 01/01/15, insured by AMBAC Assurance Corp.) 4.25%, 01/01/16	5	5
State of Illinois, 5.10%, 06/01/33	200	200
Tennessee Valley Authority, 5.50%, 07/18/17	1,000	1,114
		1,412
Sovereign - 1.5%
Chile Government International Bond, 5.50%, 01/15/13	100	106
Financement-Quebec, 5.00%, 10/25/12	100	106
Inter-American Development Bank, 7.38%, 01/15/10	100	109
Inter-American Development Bank, 5.13%, 09/13/16	250	275
Israel Government International Bond, 4.63%, 06/15/13	75	77
Israel Government International Bond, 5.50%, 11/09/16	450	473
Italy Government International Bond, 5.63%, 06/15/12	250	275
Italy Government International Bond, 4.38%, 06/15/13	100	106
Italy Government International Bond, 6.88%, 09/27/23	450	558
Italy Government International Bond, 5.38%, 06/15/33	100	105
Mexico Government International Bond, 7.50%, 01/14/12	100	113
Mexico Government International Bond, 6.38%, 01/16/13	89	98
Mexico Government International Bond, 5.88%, 01/15/14	250	268
Mexico Government International Bond, 6.63%, 03/03/15	93	104
Mexico Government International Bond, 5.63%, 01/15/17 (b)	100	105
Mexico Government International Bond, 7.50%, 04/08/33	250	303
Poland Government International Bond, 5.00%, 10/19/15	150	157
Province of Manitoba, Canada, 5.00%, 02/15/12	250	268
Province of Nova Scotia, Canada, 5.75%, 02/27/12	100	110
Province of Ontario, Canada, 3.63%, 10/21/09	150	153
Province of Ontario, Canada, 4.50%, 02/03/15	100	105
Province of Ontario, Canada, 5.45%, 04/27/16 (b)	250	276
Province of Quebec, Canada, 4.60%, 05/26/15	250	262
Province of Quebec, Canada, 7.50%, 07/15/23	100	127
Republic of Hungary, 4.75%, 02/03/15	250	257
Republic of Korea, 5.13%, 12/07/16	150	153
South Africa Government International Bond, 7.38%, 04/25/12 (b)	100	108

South Africa Government International Bond, 6.50%, 06/02/14	200	207
Svensk Exportkredit AB, 4.00%, 06/15/10	200	205
		5,569
U.S. Treasury Securities - 22.0%
U.S. Treasury Bond, 12.00%, 08/15/13 (b)	250	259
U.S. Treasury Bond, 11.25%, 02/15/15 (b)	795	1,206
U.S. Treasury Bond, 10.63%, 08/15/15 (b)	450	677
U.S. Treasury Bond, 7.25%, 05/15/16 (b)	1,230	1,581
U.S. Treasury Bond, 7.50%, 11/15/16 (b)	1,240	1,620
U.S. Treasury Bond, 4.50%, 05/15/17 (b)	315	342
U.S. Treasury Bond, 8.75%, 05/15/17	65	92
U.S. Treasury Bond, 8.88%, 08/15/17 (b)	180	256
U.S. Treasury Bond, 4.25%, 11/15/17 (b)	800	854
U.S. Treasury Bond, 9.13%, 05/15/18 (b)	340	498
U.S. Treasury Bond, 9.00%, 11/15/18 (b)	500	731
U.S. Treasury Bond, 8.13%, 08/15/19 (b)	1,400	1,950
U.S. Treasury Bond, 8.50%, 02/15/20 (b)	40	57
U.S. Treasury Bond, 8.75%, 08/15/20 (b)	700	1,028
U.S. Treasury Bond, 7.88%, 02/15/21 (b)	620	860
U.S. Treasury Bond, 8.00%, 11/15/21 (b)	900	1,269
U.S. Treasury Bond, 7.13%, 02/15/23 (b)	1,215	1,610
U.S. Treasury Bond, 6.25%, 08/15/23 (b)	920	1,132
U.S. Treasury Bond, 7.63%, 02/15/25 (b)	500	704
U.S. Treasury Bond, 6.88%, 08/15/25 (b)	190	251
U.S. Treasury Bond, 6.00%, 02/15/26 (b)	350	424
U.S. Treasury Bond, 6.50%, 11/15/26	560	718
U.S. Treasury Bond, 6.63%, 02/15/27 (b)	70	91
U.S. Treasury Bond, 6.38%, 08/15/27 (b)	380	484
U.S. Treasury Bond, 6.13%, 11/15/27 (b)	710	881
U.S. Treasury Bond, 5.50%, 08/15/28 (b)	230	267
U.S. Treasury Bond, 5.25%, 02/15/29	315	355
U.S. Treasury Bond, 6.25%, 05/15/30 (b)	600	767
U.S. Treasury Bond, 5.38%, 02/15/31 (b)	500	578
U.S. Treasury Bond, 4.50%, 02/15/36 (b)	1,250	1,291
U.S. Treasury Bond, 4.75%, 02/15/37 (b)	750	807
U.S. Treasury Bond, 5.00%, 05/15/37 (b)	550	615
U.S. Treasury Bond, 4.38%, 02/15/38 (b)	400	405
U.S. Treasury Note, 2.63%, 03/15/09 (b)	1,160	1,172
U.S. Treasury Note, 3.25%, 04/15/09 (b)	740	752
U.S. Treasury Note, 4.50%, 04/30/09 (b)	3,200	3,301
U.S. Treasury Note, 4.88%, 05/15/09 (b)	750	777
U.S. Treasury Note, 5.50%, 05/15/09 (b)	760	793
U.S. Treasury Note, 4.00%, 06/15/09 (b)	1,420	1,461
U.S. Treasury Note, 3.63%, 07/15/09 (b)	230	236
U.S. Treasury Note, 4.63%, 07/31/09 (b)	3,220	3,350
U.S. Treasury Note, 3.50%, 08/15/09	960	986
U.S. Treasury Note, 6.00%, 08/15/09 (b)	360	382
U.S. Treasury Note, 4.00%, 08/31/09 (b)	1,000	1,034
U.S. Treasury Note, 4.00%, 09/30/09 (b)	1,750	1,813
U.S. Treasury Note, 3.38%, 10/15/09 (b)	610	627
U.S. Treasury Note, 3.63%, 10/31/09 (b)	1,000	1,031
U.S. Treasury Note, 3.50%, 11/15/09	290	299

U.S. Treasury Note, 4.63%, 11/15/09 (b)	620	650
U.S. Treasury Note, 3.13%, 11/30/09 (b)	720	737
U.S. Treasury Note, 3.25%, 12/31/09 (b)	800	822
U.S. Treasury Note, 2.13%, 01/31/10	800	807
U.S. Treasury Note, 3.50%, 02/15/10 (b)	850	880
U.S. Treasury Note, 4.75%, 02/15/10 (b)	1,000	1,058
U.S. Treasury Note, 6.50%, 02/15/10 (b)	670	730
U.S. Treasury Note, 4.00%, 04/15/10 (b)	20	21
U.S. Treasury Note, 4.50%, 05/15/10 (b)	830	881
U.S. Treasury Note, 3.63%, 06/15/10 (b)	210	219
U.S. Treasury Note, 3.88%, 07/15/10 (b)	1,020	1,073
U.S. Treasury Note, 4.13%, 08/15/10 (b)	890	941
U.S. Treasury Note, 3.88%, 09/15/10 (b)	580	611
U.S. Treasury Note, 4.25%, 10/15/10 (b)	390	415
U.S. Treasury Note, 4.25%, 01/15/11 (b)	660	705
U.S. Treasury Note, 4.50%, 02/28/11 (b)	1,998	2,153
U.S. Treasury Note, 4.88%, 04/30/11 (b)	740	806
U.S. Treasury Note, 4.88%, 05/31/11 (b)	780	851
U.S. Treasury Note, 5.13%, 06/30/11 (b)	790	870
U.S. Treasury Note, 4.88%, 07/31/11	1,190	1,302
U.S. Treasury Note, 5.00%, 08/15/11 (b)	200	220
U.S. Treasury Note, 4.75%, 01/31/12 (b)	1,530	1,676
U.S. Treasury Note, 4.88%, 02/15/12 (b)	505	557
U.S. Treasury Note, 4.63%, 02/29/12 (b)	930	1,014
U.S. Treasury Note, 4.50%, 03/31/12 (b)	600	652
U.S. Treasury Note, 4.50%, 04/30/12 (b)	1,055	1,146
U.S. Treasury Note, 4.63%, 07/31/12 (b)	800	875
U.S. Treasury Note, 4.25%, 09/30/12 (b)	780	843
U.S. Treasury Note, 3.38%, 11/30/12 (b)	900	938
U.S. Treasury Note, 3.88%, 02/15/13 (b)	55	59
U.S. Treasury Note, 4.25%, 08/15/13 (b)	918	999
U.S. Treasury Note, 4.25%, 11/15/13 (b)	640	698
U.S. Treasury Note, 4.00%, 02/15/14 (b)	650	701
U.S. Treasury Note, 4.75%, 05/15/14 (b)	1,860	2,088
U.S. Treasury Note, 4.25%, 08/15/14 (b)	755	825
U.S. Treasury Note, 4.25%, 11/15/14 (b)	2,210	2,416
U.S. Treasury Note, 4.13%, 05/15/15 (b)	1,700	1,838
U.S. Treasury Note, 4.25%, 08/15/15 (b)	220	240
U.S. Treasury Note, 4.50%, 11/15/15 (b)	270	298
U.S. Treasury Note, 4.50%, 02/15/16 (b)	180	198
U.S. Treasury Note, 4.88%, 08/15/16 (b)	920	1,031
U.S. Treasury Note, 4.63%, 11/15/16 (b)	450	496
U.S. Treasury Note, 4.63%, 02/15/17 (b)	600	659
U.S. Treasury Note, 4.75%, 08/15/17 (b)	1,400	1,550
U.S. Treasury Note, 3.50%, 02/15/18 (b)	500	504
		81,727
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 47.9%
Federal Home Loan Bank - 1.9%
Federal Home Loan Bank, 3.00%, 04/15/09	1,200	1,209
Federal Home Loan Bank, 5.00%, 09/18/09 (b)	800	832
Federal Home Loan Bank, 5.00%, 12/11/09 (b)	800	836
Federal Home Loan Bank, 5.75%, 05/15/12 (b)	1,125	1,241

Federal Home Loan Bank, 4.50%, 11/15/12 (b)	200	211
Federal Home Loan Bank, 3.88%, 06/14/13 (b)	600	614
Federal Home Loan Bank, 5.25%, 06/18/14 (b)	1,090	1,190
Federal Home Loan Bank, 4.75%, 12/16/16	300	316
Federal Home Loan Bank, 5.50%, 07/15/36 (b)	200	220
		6,669
Federal Home Loan Mortgage Corp. - 17.2%
Federal Home Loan Mortgage Corp., 5.00%, 06/11/09 (b)	500	516
Federal Home Loan Mortgage Corp., 4.25%, 07/15/09 (b)	50	51
Federal Home Loan Mortgage Corp., 4.13%, 09/01/09	100	103
Federal Home Loan Mortgage Corp., 4.13%, 11/18/09	300	309
Federal Home Loan Mortgage Corp., 4.38%, 01/25/10	200	207
Federal Home Loan Mortgage Corp., 4.88%, 02/09/10 (b)	500	523
Federal Home Loan Mortgage Corp., 4.38%, 03/01/10	300	312
Federal Home Loan Mortgage Corp., 7.00%, 03/15/10	550	599
Federal Home Loan Mortgage Corp., 5.25%, 05/07/10	1,100	1,103
Federal Home Loan Mortgage Corp., 4.50%, 07/06/10	200	209
Federal Home Loan Mortgage Corp., 4.13%, 07/12/10 (b)	800	831
Federal Home Loan Mortgage Corp., 6.88%, 09/15/10 (b)	600	662
Federal Home Loan Mortgage Corp., 4.13%, 02/24/11	500	519
Federal Home Loan Mortgage Corp., 5.25%, 02/24/11 (b)	100	102
Federal Home Loan Mortgage Corp., 5.63%, 03/15/11 (b)	500	540
Federal Home Loan Mortgage Corp., 5.13%, 04/18/11 (b)	500	534
Federal Home Loan Mortgage Corp., 5.45%, 09/02/11	100	101
Federal Home Loan Mortgage Corp., 5.50%, 09/15/11 (b)	500	544
Federal Home Loan Mortgage Corp., 5.25%, 10/06/11	200	203
Federal Home Loan Mortgage Corp., 5.75%, 01/15/12 (b)	900	990
Federal Home Loan Mortgage Corp., 5.40%, 03/02/12 (b)	160	162
Federal Home Loan Mortgage Corp., 5.25%, 03/15/12	100	101
Federal Home Loan Mortgage Corp., 5.13%, 07/15/12 (b)	428	463
Federal Home Loan Mortgage Corp., 4.63%, 10/25/12	300	318
Federal Home Loan Mortgage Corp., 4.50%, 01/15/13 (b)	500	527
Federal Home Loan Mortgage Corp., 4.63%, 05/28/13	75	75
Federal Home Loan Mortgage Corp., 5.60%, 10/17/13	100	101
Federal Home Loan Mortgage Corp., 4.88%, 11/15/13 (b)	500	536
Federal Home Loan Mortgage Corp., 6.00%, 11/21/13	100	102
Federal Home Loan Mortgage Corp., 5.38%, 01/09/14	100	102
Federal Home Loan Mortgage Corp., 4.50%, 04/02/14	100	105
Federal Home Loan Mortgage Corp., 6.50%, 06/01/14	86	90
Federal Home Loan Mortgage Corp., 5.05%, 01/26/15	100	108
Federal Home Loan Mortgage Corp., 4.38%, 07/17/15 (b)	300	310
Federal Home Loan Mortgage Corp., 7.00%, 08/01/15	22	23
Federal Home Loan Mortgage Corp., 7.00%, 11/01/15	1	1
Federal Home Loan Mortgage Corp., 6.00%, 09/19/16	200	203
Federal Home Loan Mortgage Corp., 5.13%, 10/18/16 (b)	620	668
Federal Home Loan Mortgage Corp., 7.00%, 11/02/16	51	54
Federal Home Loan Mortgage Corp., 6.00%, 12/01/16	47	48
Federal Home Loan Mortgage Corp., 5.65%, 02/23/17	240	246
Federal Home Loan Mortgage Corp., 4.50%, 01/01/18	46	46
Federal Home Loan Mortgage Corp., 5.50%, 04/01/18	26	27
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	468	468
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	502	502

Federal Home Loan Mortgage Corp., 4.50%, 12/01/18	834	833
Federal Home Loan Mortgage Corp., 6.00%, 02/01/19	254	262
Federal Home Loan Mortgage Corp., 5.20%, 03/05/19	100	102
Federal Home Loan Mortgage Corp., 4.00%, 05/01/19	50	49
Federal Home Loan Mortgage Corp., 5.00%, 07/01/19	104	105
Federal Home Loan Mortgage Corp., 4.38%, 03/17/20	300	312
Federal Home Loan Mortgage Corp., 5.38%, 07/17/20	200	208
Federal Home Loan Mortgage Corp., 4.00%, 09/01/20	300	293
Federal Home Loan Mortgage Corp., 4.50%, 09/01/20	616	613
Federal Home Loan Mortgage Corp., 5.00%, 10/01/20	743	752
Federal Home Loan Mortgage Corp., 4.00%, 12/01/20	693	677
Federal Home Loan Mortgage Corp., 5.00%, 02/01/21	78	79
Federal Home Loan Mortgage Corp., 6.00%, 07/21/21	245	252
Federal Home Loan Mortgage Corp., 5.00%, 07/01/22	754	762
Federal Home Loan Mortgage Corp., 4.50%, 09/01/22	963	958
Federal Home Loan Mortgage Corp., 4.50%, 05/01/23	7	7
Federal Home Loan Mortgage Corp., 4.50%, 07/01/25	243	239
Federal Home Loan Mortgage Corp., 4.50%, 10/01/25	346	340
Federal Home Loan Mortgage Corp., 5.00%, 03/01/26	181	182
Federal Home Loan Mortgage Corp., 6.50%, 07/01/28	153	160
Federal Home Loan Mortgage Corp., 6.50%, 12/01/28	72	75
Federal Home Loan Mortgage Corp., 6.00%, 02/01/29	12	13
Federal Home Loan Mortgage Corp., 6.00%, 04/01/29	19	20
Federal Home Loan Mortgage Corp., 6.00%, 04/01/29	18	19
Federal Home Loan Mortgage Corp., 6.50%, 05/01/29	24	26
Federal Home Loan Mortgage Corp., 6.00%, 07/01/29	30	31
Federal Home Loan Mortgage Corp., 6.75%, 09/15/29 (b)	60	74
Federal Home Loan Mortgage Corp., 6.50%, 03/01/31	24	25
Federal Home Loan Mortgage Corp., 6.75%, 03/15/31 (b)	120	151
Federal Home Loan Mortgage Corp., 6.00%, 05/01/31	101	104
Federal Home Loan Mortgage Corp., 7.00%, 06/01/31	13	13
Federal Home Loan Mortgage Corp., 7.50%, 11/01/31	146	158
Federal Home Loan Mortgage Corp., 6.00%, 01/01/32	9	10
Federal Home Loan Mortgage Corp., 6.00%, 02/01/32	93	96
Federal Home Loan Mortgage Corp., 7.50%, 04/01/32	253	273
Federal Home Loan Mortgage Corp., 6.00%, 06/01/32	7	7
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32 (b)	300	358
Federal Home Loan Mortgage Corp., 5.50%, 10/01/32	1,203	1,220
Federal Home Loan Mortgage Corp., 6.00%, 11/01/32	77	79
Federal Home Loan Mortgage Corp., 6.00%, 12/01/32	10	10
Federal Home Loan Mortgage Corp., 6.00%, 03/01/33	7	7
Federal Home Loan Mortgage Corp., 5.50%, 04/01/33	246	249
Federal Home Loan Mortgage Corp., 5.50%, 04/01/33	144	146
Federal Home Loan Mortgage Corp., 6.00%, 04/01/33	7	8
Federal Home Loan Mortgage Corp., 6.00%, 05/01/33	38	39
Federal Home Loan Mortgage Corp., 6.00%, 05/01/33	18	18
Federal Home Loan Mortgage Corp., 5.50%, 08/01/33	245	249
Federal Home Loan Mortgage Corp., 5.00%, 09/01/33	2,515	2,498
Federal Home Loan Mortgage Corp., 4.50%, 10/01/33	7	7
Federal Home Loan Mortgage Corp., 5.50%, 10/01/33	1,116	1,131
Federal Home Loan Mortgage Corp., 6.00%, 10/01/33	44	45

Federal Home Loan Mortgage Corp., 5.50%, 11/01/33	527	534
Federal Home Loan Mortgage Corp., 5.50%, 12/01/33	328	332
Federal Home Loan Mortgage Corp., 5.50%, 12/01/33	58	59
Federal Home Loan Mortgage Corp., 5.50%, 03/01/34	254	258
Federal Home Loan Mortgage Corp., 5.00%, 05/01/34	702	697
Federal Home Loan Mortgage Corp., 6.00%, 07/01/34	295	303
Federal Home Loan Mortgage Corp., 6.50%, 12/01/34	526	547
Federal Home Loan Mortgage Corp., 5.00%, 02/01/35	1,000	1,011
Federal Home Loan Mortgage Corp., 5.00%, 02/01/35	257	255
Federal Home Loan Mortgage Corp., 5.50%, 05/01/35	329	333
Federal Home Loan Mortgage Corp., 5.00%, 06/01/35	399	396
Federal Home Loan Mortgage Corp., 6.50%, 06/01/35	8	9
Federal Home Loan Mortgage Corp., 5.00%, 07/01/35	1,030	1,021
Federal Home Loan Mortgage Corp., 6.50%, 07/01/35	14	14
Federal Home Loan Mortgage Corp., 4.76%, 09/01/35 (i)	192	194
Federal Home Loan Mortgage Corp., 5.00%, 11/01/35	2,260	2,241
Federal Home Loan Mortgage Corp., 5.50%, 11/01/35	844	853
Federal Home Loan Mortgage Corp., 4.40%, 12/01/35 (i)	1,202	1,221
Federal Home Loan Mortgage Corp., 4.50%, 12/01/35	345	333
Federal Home Loan Mortgage Corp., 5.50%, 12/01/35	2,554	2,584
Federal Home Loan Mortgage Corp., 6.00%, 12/01/35	964	991
Federal Home Loan Mortgage Corp., 6.00%, 12/01/35	1,483	1,524
Federal Home Loan Mortgage Corp., 4.50%, 01/01/36	379	365
Federal Home Loan Mortgage Corp., 5.50%, 02/01/36	387	391
Federal Home Loan Mortgage Corp., 6.00%, 02/01/36	776	797
Federal Home Loan Mortgage Corp., 5.00%, 03/01/36	63	63
Federal Home Loan Mortgage Corp., 5.00%, 04/01/36	910	902
Federal Home Loan Mortgage Corp., 5.00%, 04/01/36	277	275
Federal Home Loan Mortgage Corp., 4.50%, 08/01/36	489	471
Federal Home Loan Mortgage Corp., 5.50%, 09/01/36	142	146
Federal Home Loan Mortgage Corp., 6.00%, 09/01/36	668	685
Federal Home Loan Mortgage Corp., 6.50%, 09/01/36	444	461
Federal Home Loan Mortgage Corp., 7.00%, 11/01/36	73	77
Federal Home Loan Mortgage Corp., 5.45%, 12/01/36	1,388	1,404
Federal Home Loan Mortgage Corp., 5.50%, 12/01/36	1,875	1,896
Federal Home Loan Mortgage Corp., 5.90%, 01/01/37 (i)	161	164
Federal Home Loan Mortgage Corp., 6.05%, 01/01/37 (i)	644	654
Federal Home Loan Mortgage Corp., 5.50%, 02/01/37	458	463
Federal Home Loan Mortgage Corp., 5.64%, 02/01/37 (i)	390	393
Federal Home Loan Mortgage Corp., 6.00%, 02/01/37	866	889
Federal Home Loan Mortgage Corp., 6.50%, 03/01/37	620	644
Federal Home Loan Mortgage Corp., 6.00%, 04/16/37	100	105
Federal Home Loan Mortgage Corp., 5.50%, 05/01/37	1,972	1,993
Federal Home Loan Mortgage Corp., 6.00%, 05/01/37	2,755	2,829
Federal Home Loan Mortgage Corp., 6.00%, 08/01/37	1,300	1,334
Federal Home Loan Mortgage Corp., 7.00%, 08/01/37	600	630
Federal Home Loan Mortgage Corp., 6.50%, 09/01/37	574	596
Federal Home Loan Mortgage Corp., 6.50%, 09/01/37	482	501
Federal Home Loan Mortgage Corp., 6.50%, 09/01/37	364	376
		63,902
Federal National Mortgage Association - 25.5%
Federal National Mortgage Association, 4.25%, 05/15/09	150	153
Federal National Mortgage Association, 6.38%, 06/15/09	500	525

Federal National Mortgage Association, 5.10%, 09/10/09	500	506
Federal National Mortgage Association, 6.63%, 09/15/09 (b)	520	552
Federal National Mortgage Association, 7.25%, 01/15/10 (b)	700	761
Federal National Mortgage Association, 3.25%, 02/10/10	500	509
Federal National Mortgage Association, 5.20%, 04/16/10	600	601
Federal National Mortgage Association, 4.13%, 05/15/10 (b)	845	877
Federal National Mortgage Association, 4.75%, 12/15/10 (b)	1,460	1,542
Federal National Mortgage Association, 6.00%, 05/15/11 (b)	700	765
Federal National Mortgage Association, 5.63%, 05/19/11 (b)	500	517
Federal National Mortgage Association, 5.40%, 04/02/12	160	160
Federal National Mortgage Association, 5.30%, 05/07/12	100	102
Federal National Mortgage Association, 4.75%, 11/19/12 (b)	400	427
Federal National Mortgage Association, 6.13%, 07/17/13	100	101
Federal National Mortgage Association, 5.50%, 01/01/14	40	41
Federal National Mortgage Association, 4.63%, 10/15/14	550	582
Federal National Mortgage Association, 5.00%, 04/15/15 (b)	500	539
Federal National Mortgage Association, 4.38%, 10/15/15 (b)	390	403
Federal National Mortgage Association, 6.50%, 02/01/16	10	11
Federal National Mortgage Association, 5.00%, 03/15/16 (b)	400	427
Federal National Mortgage Association, 5.50%, 04/01/16	14	14
Federal National Mortgage Association, 6.07%, 05/12/16	100	100
Federal National Mortgage Association, 6.00%, 06/01/16	82	84
Federal National Mortgage Association, 6.00%, 08/22/16	240	243
Federal National Mortgage Association, 6.50%, 09/01/16	15	16
Federal National Mortgage Association, 6.00%, 10/01/16	127	131
Federal National Mortgage Association, 6.50%, 10/01/16	25	27
Federal National Mortgage Association, 6.50%, 12/01/16	1	1
Federal National Mortgage Association, 4.88%, 12/15/16 (b)	500	529
Federal National Mortgage Association, 5.50%, 01/01/17	339	348
Federal National Mortgage Association, 5.50%, 01/01/17	140	144
Federal National Mortgage Association, 5.00%, 02/13/17 (b)	430	459
Federal National Mortgage Association, 5.75%, 02/13/17	100	101
Federal National Mortgage Association, 5.50%, 03/01/17	30	31
Federal National Mortgage Association, 5.50%, 09/01/17	477	489
Federal National Mortgage Association, 5.00%, 10/01/17	43	44
Federal National Mortgage Association, 5.50%, 11/01/17	52	53
Federal National Mortgage Association, 5.00%, 01/01/18	216	219
Federal National Mortgage Association, 5.50%, 01/01/18	79	81
Federal National Mortgage Association, 5.00%, 02/01/18	1,764	1,790
Federal National Mortgage Association, 5.50%, 02/01/18	183	188
Federal National Mortgage Association, 4.50%, 03/01/18	616	616
Federal National Mortgage Association, 5.00%, 03/01/18	77	79
Federal National Mortgage Association, 5.00%, 05/01/18	27	27
Federal National Mortgage Association, 5.00%, 06/01/18	53	54
Federal National Mortgage Association, 4.00%, 07/01/18	354	348
Federal National Mortgage Association, 5.00%, 07/01/18	119	120
Federal National Mortgage Association, 5.00%, 07/01/18	71	72
Federal National Mortgage Association, 4.00%, 08/01/18	265	260
Federal National Mortgage Association, 5.00%, 08/01/18	43	43
Federal National Mortgage Association, 4.00%, 10/01/18	109	107
Federal National Mortgage Association, 4.50%, 11/01/18	349	349
Federal National Mortgage Association, 4.50%, 11/01/18	626	623

Federal National Mortgage Association, 5.00%, 11/01/18	968	981
Federal National Mortgage Association, 5.50%, 12/01/18	147	151
Federal National Mortgage Association, 5.50%, 03/01/19	31	32
Federal National Mortgage Association, 5.50%, 10/01/19	95	97
Federal National Mortgage Association, 5.50%, 04/01/20	424	434
Federal National Mortgage Association, 5.50%, 05/01/20	330	338
Federal National Mortgage Association, 4.50%, 07/01/20	681	680
Federal National Mortgage Association, 5.50%, 07/01/20	861	881
Federal National Mortgage Association, 5.00%, 11/01/20	292	295
Federal National Mortgage Association, 6.00%, 12/01/20	245	253
Federal National Mortgage Association, 4.50%, 03/01/21	160	159
Federal National Mortgage Association, 5.70%, 10/05/21	100	103
Federal National Mortgage Association, 4.50%, 02/01/22	463	461
Federal National Mortgage Association, 5.00%, 03/01/22	542	548
Federal National Mortgage Association, 5.38%, 04/11/22	50	52
Federal National Mortgage Association, 6.00%, 06/01/22	1,866	1,921
Federal National Mortgage Association, 5.50%, 12/14/22	150	154
Federal National Mortgage Association, 5.50%, 07/01/23	34	35
Federal National Mortgage Association, 5.50%, 12/01/23	222	227
Federal National Mortgage Association, 4.50%, 06/01/24	70	69
Federal National Mortgage Association, 5.00%, 05/01/26	903	905
Federal National Mortgage Association, 5.50%, 05/01/26	1,053	1,071
Federal National Mortgage Association, 6.00%, 09/01/26	232	238
Federal National Mortgage Association, 5.00%, 12/01/26	453	453
Federal National Mortgage Association, 5.95%, 06/07/27	100	107
Federal National Mortgage Association, 6.06%, 07/20/27	100	106
Federal National Mortgage Association, 6.25%, 05/15/29 (b)	225	265
Federal National Mortgage Association, 7.25%, 05/15/30 (b)	540	712
Federal National Mortgage Association, 7.00%, 09/01/30	10	10
Federal National Mortgage Association, 6.63%, 11/15/30 (b)	290	359
Federal National Mortgage Association, 7.00%, 02/01/31	69	74
Federal National Mortgage Association, 6.00%, 04/01/31	54	56
Federal National Mortgage Association, 6.00%, 11/01/31	4	4
Federal National Mortgage Association, 5.50%, 01/01/32	236	239
Federal National Mortgage Association, 6.00%, 06/01/32	43	45
Federal National Mortgage Association, 6.50%, 07/01/32	74	78
Federal National Mortgage Association, 7.00%, 07/01/32	24	25
Federal National Mortgage Association, 6.00%, 02/01/33	199	205
Federal National Mortgage Association, 5.50%, 05/01/33	1,959	1,984
Federal National Mortgage Association, 5.50%, 06/01/33	1,871	1,895
Federal National Mortgage Association, 5.00%, 09/01/33	1,955	1,941
Federal National Mortgage Association, 5.50%, 10/01/33	1,868	1,892
Federal National Mortgage Association, 4.50%, 11/01/33	350	338
Federal National Mortgage Association, 4.50%, 11/01/33	443	428
Federal National Mortgage Association, 5.00%, 11/01/33	1,594	1,582
Federal National Mortgage Association, 5.50%, 11/01/33	385	390
Federal National Mortgage Association, 6.00%, 11/01/33	34	35
Federal National Mortgage Association, 6.00%, 12/01/33	413	425
Federal National Mortgage Association, 6.00%, 12/01/33	53	54
Federal National Mortgage Association, 6.00%, 12/01/33	1,035	1,065
Federal National Mortgage Association, 5.50%, 01/01/34	162	164
Federal National Mortgage Association, 5.00%, 03/01/34	2,474	2,456

Federal National Mortgage Association, 5.00%, 04/01/34	318	315
Federal National Mortgage Association, 5.00%, 04/01/34	163	161
Federal National Mortgage Association, 5.00%, 05/01/34	798	791
Federal National Mortgage Association, 5.00%, 06/01/34	203	202
Federal National Mortgage Association, 5.50%, 07/01/34	1,044	1,057
Federal National Mortgage Association, 6.50%, 07/01/34	512	533
Federal National Mortgage Association, 4.44%, 08/01/34 (i)	211	213
Federal National Mortgage Association, 6.00%, 08/01/34	620	638
Federal National Mortgage Association, 5.50%, 12/01/34	1,060	1,073
Federal National Mortgage Association, 5.50%, 01/01/35	2,489	2,519
Federal National Mortgage Association, 5.50%, 02/01/35	2,954	2,990
Federal National Mortgage Association, 4.50%, 04/01/35	196	189
Federal National Mortgage Association, 5.00%, 04/01/35	310	308
Federal National Mortgage Association, 6.50%, 04/01/35	229	238
Federal National Mortgage Association, 4.68%, 05/01/35 (i)	118	120
Federal National Mortgage Association, 4.77%, 05/01/35 (i)	406	412
Federal National Mortgage Association, 5.50%, 08/01/35	165	167
Federal National Mortgage Association, 4.50%, 10/01/35	81	78
Federal National Mortgage Association, 4.85%, 10/01/35 (i)	402	407
Federal National Mortgage Association, 6.00%, 10/01/35	2,002	2,054
Federal National Mortgage Association, 5.00%, 11/01/35	202	200
Federal National Mortgage Association, 5.00%, 11/01/35	961	953
Federal National Mortgage Association, 5.00%, 11/01/35	1,815	1,799
Federal National Mortgage Association, 5.50%, 12/01/35	291	294
Federal National Mortgage Association, 5.50%, 12/01/35	583	590
Federal National Mortgage Association, 7.00%, 12/01/35	7	8
Federal National Mortgage Association, 7.00%, 02/01/36	226	238
Federal National Mortgage Association, 5.50%, 03/01/36	848	857
Federal National Mortgage Association, 6.00%, 06/01/36	805	826
Federal National Mortgage Association, 5.59%, 07/01/36 (i)	431	443
Federal National Mortgage Association, 6.50%, 08/01/36	654	678
Federal National Mortgage Association, 7.00%, 09/01/36	313	329
Federal National Mortgage Association, 6.00%, 10/01/36	860	882
Federal National Mortgage Association, 6.50%, 10/01/36	1,937	2,008
Federal National Mortgage Association, 5.00%, 11/01/36	490	486
Federal National Mortgage Association, 5.50%, 11/01/36	356	360
Federal National Mortgage Association, 6.00%, 11/01/36	1,141	1,170
Federal National Mortgage Association, 5.39%, 12/01/36 (i)	682	693
Federal National Mortgage Association, 6.00%, 12/01/36	1,136	1,165
Federal National Mortgage Association, 6.50%, 12/01/36	465	482
Federal National Mortgage Association, 6.50%, 01/01/37	824	854
Federal National Mortgage Association, 5.47%, 02/01/37 (i)	94	96
Federal National Mortgage Association, 5.50%, 02/01/37	905	915
Federal National Mortgage Association, 5.62%, 02/01/37 (i)	1,027	1,043
Federal National Mortgage Association, 5.72%, 02/01/37 (i)	636	648
Federal National Mortgage Association, 6.00%, 02/01/37	855	877
Federal National Mortgage Association, 6.50%, 02/01/37	269	279
Federal National Mortgage Association, 5.41%, 03/01/37 (i)	540	552
Federal National Mortgage Association, 5.50%, 03/01/37	312	315
Federal National Mortgage Association, 7.00%, 03/01/37	402	422
Federal National Mortgage Association, 5.00%, 04/01/37	560	554
Federal National Mortgage Association, 5.70%, 04/01/37 (i)	225	229

Federal National Mortgage Association, 5.84%, 04/01/37 (i)	2,022	2,047
Federal National Mortgage Association, 6.00%, 04/01/37	1,571	1,611
Federal National Mortgage Association, 5.50%, 05/01/37	484	489
Federal National Mortgage Association, 6.00%, 06/01/37	1,335	1,369
Federal National Mortgage Association, 5.50%, 08/01/37	185	187
Federal National Mortgage Association, 6.00%, 08/01/37	381	390
Federal National Mortgage Association, 7.50%, 11/01/37	196	207
Federal National Mortgage Association, 5.50%, 12/01/37	975	985
Federal National Mortgage Association, 5.50%, 12/01/37	481	486
Federal National Mortgage Association, 5.50%, 12/01/37	484	489
Federal National Mortgage Association, 6.00%, 12/01/37	968	992
Federal National Mortgage Association, 6.00%, 12/01/37	1,443	1,480
Federal National Mortgage Association, 5.24%, 01/01/38	1,931	1,956
Federal National Mortgage Association, 6.00%, 02/01/38	431	442
Federal National Mortgage Association, 7.00%, 02/01/38	500	526
		94,729
Government National Mortgage Association - 3.3%
Government National Mortgage Association, 8.00%, 04/15/30	20	22
Government National Mortgage Association, 8.50%, 06/15/30	11	12
Government National Mortgage Association, 8.50%, 12/15/30	-	-
Government National Mortgage Association, 6.50%, 01/15/32	123	129
Government National Mortgage Association, 6.00%, 10/15/32	102	105
Government National Mortgage Association, 6.00%, 01/15/33	138	143
Government National Mortgage Association, 5.00%, 03/15/33	12	12
Government National Mortgage Association, 5.00%, 05/15/33	13	13
Government National Mortgage Association, 5.00%, 05/15/33	15	15
Government National Mortgage Association, 5.00%, 05/15/33	11	11
Government National Mortgage Association, 5.00%, 06/15/33	13	13
Government National Mortgage Association, 5.50%, 07/15/33	329	337
Government National Mortgage Association, 5.50%, 07/15/33	337	345
Government National Mortgage Association, 5.00%, 08/15/33	10	10
Government National Mortgage Association, 5.00%, 08/15/33	125	125
Government National Mortgage Association, 5.00%, 08/15/33	10	10
Government National Mortgage Association, 5.00%, 08/15/33	19	19
Government National Mortgage Association, 5.00%, 08/15/33	11	11
Government National Mortgage Association, 5.50%, 08/15/33	241	246
Government National Mortgage Association, 5.50%, 09/15/33	70	71
Government National Mortgage Association, 5.00%, 11/15/33	13	14
Government National Mortgage Association, 6.50%, 12/15/33	198	206
Government National Mortgage Association, 6.00%, 07/15/34	60	62
Government National Mortgage Association, 6.00%, 08/15/34	477	493
Government National Mortgage Association, 5.00%, 01/15/35	744	745
Government National Mortgage Association, 5.00%, 03/15/35	233	234
Government National Mortgage Association, 5.50%, 04/15/35	352	360
Government National Mortgage Association, 6.00%, 05/15/35	153	159
Government National Mortgage Association, 5.00%, 11/15/35	174	174
Government National Mortgage Association, 5.50%, 11/15/35	423	432
Government National Mortgage Association, 5.50%, 12/15/35	375	384
Government National Mortgage Association, 5.50%, 02/15/36	497	508
Government National Mortgage Association, 5.50%, 03/15/36	163	166
Government National Mortgage Association, 5.50%, 03/15/36	81	83
Government National Mortgage Association, 6.50%, 03/15/36	138	143

Government National Mortgage Association, 6.00%, 05/15/36	478	494
Government National Mortgage Association, 5.50%, 06/15/36	267	272
Government National Mortgage Association, 6.50%, 06/15/36	466	485
Government National Mortgage Association, 7.00%, 11/15/36	274	289
Government National Mortgage Association, 6.00%, 01/15/37	468	484
Government National Mortgage Association, 6.00%, 04/15/37	716	740
Government National Mortgage Association, 5.50%, 05/15/37	945	965
Government National Mortgage Association, 6.50%, 09/15/37	914	951
Government National Mortgage Association, 5.00%, 12/15/37	597	598
Government National Mortgage Association, 6.00%, 12/15/37	286	296
Government National Mortgage Association, 6.00%, 12/15/37	958	990
		12,376

Total Government and Agency Obligations (cost $257,451)		266,384

SHORT TERM INVESTMENTS - 28.2%
Mutual Funds - 1.3%
JNL Money Market Fund, 2.72% (a) (h)	4,772	4,772

Securities Lending Collateral - 26.9%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (h)	99,911	99,911

Total Short Term Investments (cost $104,683)		104,683

Total Investments - 126.3% (cost $461,719)		468,512
Other Assets and Liabilities, Net - (26.3%)		(97,599)
Total Net Assets - 100%		$ 370,913

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 8.7%
Amazon.com Inc. (c)	1	$ 64
Best Buy Co. Inc. (b)	2	95
Big Lots Inc. (b) (c)	19	430
Carnival Corp.	7	291
Clear Channel Communications Inc.	3	85
Coach Inc. (c)	14	434
Comcast Corp. - Class A (b)	4	76
Eastman Kodak Co. (b)	15	263
Ford Motor Co. (b) (c)	15	84
General Motors Corp. (b)	3	57
Genuine Parts Co.	3	113
H&R Block Inc.	2	37
Harman International Industries Inc.	1	22
InterActiveCorp (c)	9	179
McDonald's Corp.	3	162
McGraw-Hill Cos. Inc.	8	288
Meredith Corp.	5	199
Newell Rubbermaid Inc.	16	357
Office Depot Inc. (c)	2	18
Omnicom Group Inc.	2	97

Sherwin-Williams Co.	-	20
Snap-On Inc.	8	417
Staples Inc.	2	38
Starbucks Corp. (c)	15	257
Starwood Hotels & Resorts Worldwide Inc.	8	414
Time Warner Inc.	37	513
Viacom Inc. - Class B (c)	3	111
Walt Disney Co.	18	570
Whirlpool Corp.	1	43
Wyndham Worldwide Corp.	1	24
		5,758
CONSUMER STAPLES - 11.3%
Altria Group Inc.	11	254
Anheuser-Busch Cos. Inc.	6	294
Archer-Daniels-Midland Co.	2	82
Brown-Forman Corp. - Class B (b)	1	96
Clorox Co.	1	68
Coca-Cola Co.	5	313
Colgate-Palmolive Co.	2	117
ConAgra Foods Inc.	17	412
CVS Caremark Corp.	9	349
General Mills Inc.	4	216
Kroger Co.	13	325
McCormick & Co. Inc.	1	33
PepsiCo Inc.	9	685
Philip Morris International Inc. (c)	11	579
Procter & Gamble Co.	21	1,454
Reynolds American Inc. (b)	1	54
Safeway Inc.	6	176
Sara Lee Corp.	27	383
SYSCO Corp.	4	122
UST Inc. (b)	1	49
Walgreen Co.	13	507
Wal-Mart Stores Inc.	19	1,011
		7,579
ENERGY - 12.9%
Chevron Corp.	12	989
ConocoPhillips	11	832
EOG Resources Inc.	1	60
Exxon Mobil Corp.	35	2,936
Halliburton Co.	12	486
Marathon Oil Corp.	1	32
Murphy Oil Corp.	6	493
National Oilwell Varco Inc. (c)	8	438
Noble Corp.	2	109
Noble Energy Inc.	5	393
Occidental Petroleum Corp.	1	80
Schlumberger Ltd.	8	679
Smith International Inc.	7	443
Spectra Energy Corp.	3	79
Tesoro Corp.	1	27
Transocean Inc. (c)	2	242

Valero Energy Corp.	6	270
		8,588
FINANCIALS - 16.1%
AMBAC Financial Group Inc.	2	9
American Capital Strategies Ltd. (b)	1	34
American Express Co.	2	85
American International Group Inc.	21	929
Apartment Investment & Management Co.	-	15
AvalonBay Communities Inc. (b)	1	48
Bank of America Corp.	24	922
BB&T Corp. (b)	10	308
Bear Stearns Cos. Inc. (b)	-	1
Boston Properties Inc.	1	46
CB Richard Ellis Group Inc. - Class A (c)	1	22
Charles Schwab Corp.	7	122
CIT Group Inc. (b)	11	127
Citigroup Inc.	28	603
Commerce Bancorp Inc. (f)	1	36
Countrywide Financial Corp. (b)	3	14
Developers Diversified Realty Corp.	1	34
Discover Financial Services	4	59
Equity Residential	2	62
Fannie Mae	5	139
Fifth Third Bancorp (b)	7	146
Freddie Mac	2	38
General Growth Properties Inc.	2	57
Genworth Financial Inc. - Class A	17	376
Goldman Sachs Group Inc.	1	121
Hartford Financial Services Group Inc.	4	296
Host Hotels & Resorts Inc.	3	48
Huntington Bancshares Inc.	14	149
JPMorgan Chase & Co.	23	980
KeyCorp	2	53
Kimco Realty Corp.	1	43
Lehman Brothers Holdings Inc. (b)	3	113
Loews Corp.	2	93
M&T Bank Corp. (b)	2	121
Marshall & Ilsley Corp. (b)	2	39
MBIA Inc. (b)	1	11
Merrill Lynch & Co. Inc.	5	199
MetLife Inc.	6	350
Moody's Corp. (b)	8	272
Morgan Stanley	13	587
NYSE Euronext	6	339
Plum Creek Timber Co. Inc.	1	40
PNC Financial Services Group Inc.	7	426
Prologis	1	77
Prudential Financial Inc.	7	576
Public Storage Inc.	1	62
Regions Financial Corp.	16	324
Safeco Corp.	1	35
Simon Property Group Inc. (b)	1	121

SLM Corp. (c)	3	52
Vornado Realty Trust	1	52
Wachovia Corp.	8	203
Washington Mutual Inc. (b)	4	45
Wells Fargo & Co.	15	434
XL Capital Ltd. - Class A	10	286
		10,779
HEALTH CARE - 11.7%
Abbott Laboratories	2	134
Aetna Inc.	6	257
Amgen Inc. (c)	6	262
Baxter International Inc.	10	567
Becton Dickinson & Co.	2	146
Biogen Idec Inc. (c)	2	111
Bristol-Myers Squibb Co.	27	571
Cardinal Health Inc.	4	226
Celgene Corp. (b) (c)	2	104
Cigna Corp.	4	158
Genzyme Corp. (c)	1	99
Gilead Sciences Inc. (c)	5	268
Humana Inc. (c)	6	269
Johnson & Johnson	11	737
Medtronic Inc.	13	626
Merck & Co. Inc.	12	471
Mylan Inc. (b)	2	21
Pfizer Inc.	53	1,114
Schering-Plough Corp.	21	300
St. Jude Medical Inc. (c)	9	367
Tenet Healthcare Corp. (c)	2	13
UnitedHealth Group Inc.	14	470
WellPoint Inc. (c)	5	209
Wyeth	7	295
		7,795
INDUSTRIALS - 11.0%
3M Co.	-	16
Allied Waste Industries Inc. (c)	2	16
Avery Dennison Corp. (b)	1	25
Boeing Co.	9	647
Burlington Northern Santa Fe Corp.	2	148
CH Robinson Worldwide Inc.	1	71
Cintas Corp.	1	20
Cooper Industries Ltd. - Class A	9	357
CSX Corp.	2	135
Dover Corp.	6	259
Emerson Electric Co.	7	340
Equifax Inc.	1	21
Expeditors International Washington Inc.	1	45
FedEx Corp.	2	163
General Electric Co.	60	2,218
Goodrich Corp.	1	46
Ingersoll-Rand Co. Ltd. - Class A	2	67
L-3 Communications Holdings Inc.	1	98

Lockheed Martin Corp.	2	183
Manitowoc Co. Inc.	1	41
Norfolk Southern Corp.	2	103
Northrop Grumman Corp.	1	86
Pitney Bowes Inc.	1	42
Precision Castparts Corp.	4	367
Rockwell Collins Inc.	2	114
RR Donnelley & Sons Co.	1	35
Southwest Airlines Co. (b)	5	65
Trane Inc.	1	60
Tyco International Ltd.	6	255
Union Pacific Corp.	1	179
United Parcel Service Inc. - Class B	6	436
United Technologies Corp.	9	633
Waste Management Inc.	3	84
		7,375
INFORMATION TECHNOLOGY - 15.4%
Adobe Systems Inc. (c)	12	434
Apple Inc. (c)	7	966
Autodesk Inc. (c)	5	157
Automatic Data Processing Inc.	12	492
BMC Software Inc. (c)	13	410
CA Inc.	18	396
Ciena Corp. (b) (c)	-	10
Cisco Systems Inc. (c)	25	597
Corning Inc.	5	129
Electronic Data Systems Corp.	4	67
Google Inc. - Class A (c)	1	462
Hewlett-Packard Co.	22	1,011
Intel Corp.	36	765
International Business Machines Corp.	5	542
KLA-Tencor Corp.	7	249
MEMC Electronic Materials Inc. (c)	5	383
Microsoft Corp.	48	1,376
Novell Inc. (c)	15	92
Nvidia Corp. (c)	19	376
Oracle Corp. (c)	13	254
QUALCOMM Inc.	7	287
Sun Microsystems Inc. (c)	13	200
Texas Instruments Inc.	-	11
Xerox Corp.	28	413
Xilinx Inc.	3	69
Yahoo! Inc. (c)	5	135
		10,283
MATERIALS - 4.2%
Air Products & Chemicals Inc.	3	258
Alcoa Inc.	5	167
Allegheny Technologies Inc.	1	50
Ball Corp.	1	28
Freeport-McMoRan Copper & Gold Inc.	2	193
International Paper Co.	12	324
MeadWestvaco Corp.	-	5

Monsanto Co.	6	691
Newmont Mining Corp.	3	115
Nucor Corp.	2	108
PPG Industries Inc.	6	381
Rohm & Haas Co. (b)	5	276
Sealed Air Corp. (b)	7	169
United States Steel Corp.	-	51
		2,816
TELECOMMUNICATION SERVICES - 3.4%
AT&T Inc.	44	1,668
Citizens Communications Co. (b)	2	17
Qwest Communications International Inc. (b)	46	208
Verizon Communications Inc.	10	367
		2,260
UTILITIES - 2.4%
Allegheny Energy Inc.	5	253
Ameren Corp.	1	57
CenterPoint Energy Inc.	1	19
CMS Energy Corp. (b)	1	18
Consolidated Edison Inc.	1	56
Constellation Energy Group Inc.	3	234
DTE Energy Co.	1	39
Duke Energy Corp.	5	81
Dynegy Inc. (c)	1	5
Edison International Inc.	2	83
Entergy Corp.	1	98
Exelon Corp.	2	122
FirstEnergy Corp.	2	151
Pepco Holdings Inc.	9	210
PG&E Corp.	2	67
Progress Energy Inc.	1	54
Southern Co.	1	26
Xcel Energy Inc.	2	40
		1,613

Total Common Stocks (cost $68,139)		64,846

SHORT TERM INVESTMENTS - 7.7%
Mutual Funds - 2.5%
JNL Money Market Fund, 2.72% (a) (h)	1,682	1,682

Securities Lending Collateral - 5.0%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (h)	3,368	3,368

U.S. Treasury Securities - 0.2%
U.S. Treasury Bill, 0.83%, 06/19/08 (o)	125	125

Total Short Term Investments (cost $5,175)		5,175

Total Investments - 104.8% (cost $73,314)		70,021
Other Assets and Liabilities, Net - (4.8%)		(3,201)

Total Net Assets - 100%		$ 66,820

JNL/Oppenheimer Global Growth Fund
COMMON STOCKS - 97.3%
CONSUMER DISCRETIONARY - 20.0%
Aristocrat Leisure Ltd. (b)	38	$ 332
Bayerische Motoren Werke AG	62	3,416
Bayerische Motoren Werke AG	20	875
Bulgari SpA	160	1,849
Burberry Group Plc	134	1,194
Carnival Corp.	101	4,105
Dish TV India Ltd. (c)	238	292
Grupo Televisa SA - ADR	151	3,663
Hennes & Mauritz AB - Class B	112	6,855
Inditex SA (b)	58	3,228
International Game Technology	40	1,620
Koninklijke Philips Electronics NV (b)	113	4,330
LVMH Moet Hennessy Louis Vuitton SA (b)	46	5,161
McDonald's Corp.	55	3,039
Pearson Plc	109	1,474
Sega Sammy Holdings Inc. (b)	51	539
Shuffle Master Inc. (c)	25	134
Sirius Satellite Radio Inc. (b) (c)	932	2,666
Sony Corp. (b)	117	4,640
Tiffany & Co. (b)	79	3,297
Tod's SpA (b)	27	1,650
Toyota Motor Corp.	45	2,264
Walt Disney Co.	118	3,693
Wire & Wireless India Ltd. (c)	191	171
WPP Group Plc	138	1,649
Zee Entertainment Enterprises Ltd.	275	1,687
		63,823
CONSUMER STAPLES - 9.1%
Cadbury Schweppes Plc	308	3,387
Cia de Bebidas das Americas - ADR (b)	31	2,317
Colgate-Palmolive Co.	33	2,587
Diageo Plc	93	1,884
Fomento Economico Mexicano SA de CV	741	3,119
Grupo Modelo SA	341	1,495
Hindustan Lever Ltd.	404	2,303
Reckitt Benckiser Plc	72	4,005
Seven & I Holdings Co. Ltd.	43	1,077
Tesco Plc	392	2,951
Wal-Mart Stores Inc.	73	3,856
		28,981
ENERGY - 5.5%
BP Plc - ADR (b)	44	2,658
Husky Energy Inc. (b)	109	4,276
Technip SA (b)	50	3,896
Total SA (b)	29	2,120
Transocean Inc. (b) (c)	34	4,659

		17,609
FINANCIALS - 13.0%
3i Group Plc	46	754
ACE Ltd.	31	1,703
AFLAC Inc.	47	3,027
Allianz AG	23	4,568
American International Group Inc.	93	4,009
BNP Paribas (b)	9	874
Credit Saison Co. Ltd. (b)	69	1,936
Credit Suisse Group	89	4,544
HSBC Holdings Plc (b)	218	3,546
ICICI Bank Ltd. - ADR	24	915
Investor AB - Class B (b) (c)	130	2,920
Northern Trust Corp. (b)	44	2,951
Royal Bank of Scotland Group Plc	470	3,148
Societe Generale - Class A (b)	23	2,216
Societe Generale (b) (c)	6	544
Sony Financial Holdings Inc.	-	606
Sumitomo Mitsui Financial Group Inc. (b)	-	1,961
XL Capital Ltd. - Class A	43	1,262
		41,484
HEALTH CARE - 6.7%
Acadia Pharmaceuticals Inc. (b) (c)	25	230
Basilea Pharmaceutical AG (c)	2	278
Chugai Pharmaceutical Co. Ltd. (b)	66	741
Gilead Sciences Inc. (c)	64	3,303
InterMune Inc. (b) (c)	26	385
Johnson & Johnson	12	759
NicOx SA (c)	18	264
Regeneron Pharmaceuticals Inc. (c)	15	294
Roche Holding AG	33	6,283
Sanofi-Aventis (b)	41	3,064
Seattle Genetics Inc. (c)	49	449
Shionogi & Co. Ltd. (b)	167	2,851
Smith & Nephew Plc	165	2,189
Theravance Inc. (b) (c)	44	464
		21,554
INDUSTRIALS - 12.5%
3M Co.	45	3,593
Assa Abloy AB (b)	201	3,640
Boeing Co.	19	1,391
Emerson Electric Co.	78	4,034
Empresa Brasileira de Aeronautica SA - ADR	73	2,884
European Aeronautic Defence & Space Co. NV (b)	124	2,928
Experian Group Ltd.	122	886
Fanuc Ltd.	11	1,027
Lockheed Martin Corp.	23	2,314
Mitsubishi Electric Corp.	145	1,254
Northrop Grumman Corp.	26	2,015
Raytheon Co.	43	2,765
Secom Co. Ltd.	33	1,578

Siemens AG	61	6,573
TNT NV	62	2,311
United Parcel Service Inc. - Class B	13	943
		40,136
INFORMATION TECHNOLOGY - 25.5%
Adobe Systems Inc. (c)	107	3,822
Advanced Micro Devices Inc. (b) (c)	238	1,399
Altera Corp.	119	2,199
Automatic Data Processing Inc.	96	4,082
Corning Inc.	181	4,339
Cree Inc. (b) (c)	70	1,954
eBay Inc. (c)	180	5,368
Hoya Corp. (b)	85	1,991
Infosys Technologies Ltd.	101	3,630
Intuit Inc. (c)	135	3,636
Juniper Networks Inc. (c)	200	5,008
Keyence Corp.	8	1,926
Kyocera Corp.	21	1,730
Linear Technology Corp. (b)	49	1,513
Maxim Integrated Products Inc.	110	2,243
MediaTek Inc.	341	4,496
Microsoft Corp.	178	5,054
Murata Manufacturing Co. Ltd.	51	2,552
Nidec Corp.	14	879
Nintendo Co. Ltd. (b)	4	1,959
SAP AG	89	4,425
Square Enix Co. Ltd.	55	1,934
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	320	3,286
Tandberg ASA (b)	101	1,509
Telefonaktiebolaget LM Ericsson - Class B (b)	4,526	8,882
Xilinx Inc.	78	1,856
		81,672
TELECOMMUNICATION SERVICES - 4.0%
KDDI Corp. (b)	1	3,256
SK Telecom Co. Ltd. - ADR	120	2,598
Vodafone Group Plc	2,320	6,948
		12,802
UTILITIES - 1.0%
Fortum Oyj (b)	82	3,329

Total Common Stocks (cost $289,618)		311,390

PREFERRED STOCKS - 0.8%
CONSUMER DISCRETIONARY - 0.8%
Porsche AG	15	2,676

Total Preferred Stocks (cost $1,356)		2,676

CORPORATE BONDS AND NOTES - 0.1%
HEALTH CARE - 0.1%
Theravance Inc., 3.00%, 01/15/15	$ 270	190

Total Corporate Bonds and Notes (cost $270)		190

SHORT TERM INVESTMENTS - 26.8%
Mutual Funds - 1.3%
JNL Money Market Fund, 2.72% (a) (h)	4,168	4,168

Securities Lending Collateral - 25.5%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	81,783	81,783

Total Short Term Investments (cost $85,951)		85,951

Total Investments - 125.0% (cost $377,195)		400,207
Other Assets and Liabilities, Net - (25.0%)		(80,066)
Total Net Assets - 100%		$ 320,141

JNL/PAM Asia ex-Japan Fund
COMMON STOCKS - 92.9%
CONSUMER DISCRETIONARY - 9.3%
Hankook Tire Co. Ltd.	10	$ 151
Huabao International Holdings Ltd.	245	201
LG Electronics Inc.	2	292
PT Astra International Tbk	49	128
Shinsegae Co. Ltd.	-	181
		953
ENERGY - 9.2%
Bumi Resources Tbk PT	187	126
China Petroleum & Chemical Corp.	186	159
CNOOC Ltd.	128	189
Korea Electric Power Corp.	3	79
PTT Public Company Ltd.	14	143
SK Energy Co. Ltd.	1	117
Yanzhou Coal Mining Co. Ltd.	90	127
		940
FINANCIALS - 35.1%
ARA Asset Management Ltd. (c) (e) (u)	223	116
Axis Bank Ltd. - GDR (b)	6	113
Bangkok Bank Public Co. Ltd.	48	210
Bank Mandiri Persero Tbk PT	371	127
Bank of China Ltd. (b)	601	256
BOC Hong Kong Holdings Ltd.	34	82
Bumiputra-Commerce Holdings Berhad	56	174
Cathay Financial Holding Co. Ltd.	28	71
China Construction Bank Corp. (b)	146	109
China Netcom Group Corp. Hong Kong Ltd.	78	224
Chinatrust Financial Holding Co. Ltd. (c)	311	300
DBS Group Holdings Ltd.	17	222
Guangzhou R&F Properties Co. Ltd. (b)	58	155
Hana Financial Group Inc.	6	231
ICICI Bank Ltd. - ADR	4	137
Korea Exchange Bank	15	194
Kowloon Development Co. Ltd.	95	183
Metropolitan Bank & Trust Co.	135	129
Shui On Land Ltd.	189	177
Wharf Holdings Ltd.	54	256
Yuanta Financial Holding Co. Ltd. (c)	122	115
		3,581
INDUSTRIALS - 7.8%
Bakrie and Brothers Tbk PT (c)	942	52
BYD Electronics Co. Ltd. (c)	88	111
China COSCO Holdings Co. Ltd.	128	309
Far Eastern Textile Co. Ltd.	194	328
		800
INFORMATION TECHNOLOGY - 19.5%
AAC Acoustic Technologies Holdings Inc. (c)	166	134
Advanced Semiconductor Engineering Inc. - ADR	24	117
Advanced Semiconductor Engineering Inc. (b)	158	154
Asustek Computer Inc.	12	35
Asustek Computer Inc. - GDR (b)	12	173

AU Optronics Corp.	60	104
AU Optronics Corp. - ADR (b)	5	77
HON HAI Precision Industry Co. Ltd.	30	172
HON HAI Precision Industry Co. Ltd. - GDR	14	161
MediaTek Inc.	18	237
S1 Corp.	3	145
Samsung Electronics Co. Ltd.	1	321
Satyam Computer Services Ltd. - ADR (b)	3	72
ZTE Corp.	19	92
		1,994
MATERIALS - 4.8%
Sterlite Industries India Ltd. - ADR (b) (c)	5	89
Taiwan Cement Corp.	207	401
		490
TELECOMMUNICATION SERVICES - 7.2%
Advanced Info Service PCL	45	143
China Mobile Ltd.	34	498
LG Dacom Corp.	5	95
		736

Total Common Stocks (cost $10,590)		9,494

INVESTMENT FUNDS - 4.5%
iShares MSCI India	63	455

Total Investment Funds (cost $594)		455

RIGHTS - 0.1%
PT Bakrie & Brothers Tbk (c) (f)	5,602	6

Total Rights (cost $0)		6

SHORT TERM INVESTMENTS - 8.8%
Mutual Funds - 1.3%
JNL Money Market Fund, 2.72% (a) (h)	129	129

Securities Lending Collateral - 7.5%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	767	767

Total Short Term Investments (cost $896)		896

Total Investments - 106.3% (cost $12,081)		10,851
Other Assets and Liabilities, Net - (6.3%)		(639)
Total Net Assets - 100%		$ 10,212

JNL/PAM China-India Fund
COMMON STOCKS - 81.9%
CONSUMER DISCRETIONARY - 5.7%
GOME Electrical Appliances Holdings Ltd.	55	$ 126
Huabao International Holdings Ltd.	125	103
		229

ENERGY - 16.6%
China Petroleum & Chemical Corp.	160	137
China Shenhua Energy Co. Ltd.	31	124
CNOOC Ltd.	88	130
Oil & Natural Gas Corp. Ltd.	4	89
Reliance Industries Ltd. (c)	3	180
		660
FINANCIALS - 18.9%
Axis Bank Ltd. - GDR (b)	6	108
Bank of China Ltd.	337	144
China Netcom Group Corp. Hong Kong Ltd.	46	132
Franshion Properties China Ltd. (c)	124	50
HDFC Bank Ltd. - ADR	1	59
ICICI Bank Ltd. - ADR	3	111
Infrastructure Development Finance Co. Ltd.	13	47
Ping an Insurance Group Co. of China Ltd. (b)	10	71
State Bank of India Ltd. - GDR	-	29
		751
HEALTH CARE - 3.5%
Dr. Reddy's Lab Ltd. - ADR	3	39
Ranbaxy Laboratories Ltd. - GDR	9	101
		140
INDUSTRIALS - 13.8%
Beijing Capital International Airport Co. Ltd.	50	45
BYD Electronics Co. Ltd.	78	144
BYD Electronics Co. Ltd. (c)	30	38
China Railway Group Ltd. (b) (c)	60	58
China Shipping Development Co. Ltd.	38	119
Larsen & Toubro Ltd. - GDR	1	96
Punj Lloyd Ltd.	6	47
		547
INFORMATION TECHNOLOGY - 10.4%
AAC Acoustic Technologies Holdings Inc. (c)	68	55
Infosys Technologies Ltd. - ADR (b)	3	100
Satyam Computer Services Ltd. - ADR (b)	8	176
Travelsky Technology Ltd.	63	47
Wipro Ltd. - ADR (b)	3	37
		415
MATERIALS - 1.8%
Anhui Conch Cement Co. Ltd. (b)	8	55
Sterlite Industries India Ltd. - ADR (c)	1	16
		71
TELECOMMUNICATION SERVICES - 5.1%
China Mobile Ltd.	14	201

UTILITIES - 6.1%
China Resources Power Holdings Co. Ltd.	32	63
NTPC Ltd.	8	37
Reliance Energy Ltd. - GDR	1	100
Tata Power Co. Ltd.	2	43
		243

Total Common Stocks (cost $3,930)		3,257

INVESTMENT FUNDS - 4.6%
iShares MSCI India	25	184

Total Investment Funds (cost $239)		184

SHORT TERM INVESTMENTS - 16.3%
Mutual Funds - 0.3%
JNL Money Market Fund, 2.72% (a) (h)	13	13

Securities Lending Collateral - 16.0%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	634	634

Total Short Term Investments (cost $647)		647

Total Investments - 102.8% (cost $4,816)		4,088
Other Assets and Liabilities, Net - (2.8%)		(111)
Total Net Assets - 100%		$ 3,977

JNL/PIMCO Real Return Fund
OPTIONS - 0.0%
Cross Currency Call Option on EUR vs. USD @ 1.392, Expiration 07/08/10	1,500	$ 247
Cross Currency Put Option on EUR vs. USD @ 1.392, Expiration 07/08/10	1,500	57
Eurodollar Future Call Option, Strike Price $98.75, Expiration 09/15/08	5	-
Federal National Mortgage Association, 5.50%, 04/38, Put Option, Strike Price $86, Expiration 04/07/08	200	-
Federal National Mortgage Association, 6.00%, 05/38, Call Option, Strike Price $106, Expiration 05/06/08	30	-
Federal National Mortgage Association, 5.50%, 06/38, Put Option, Strike Price $85, Expiration 06/05/08	300	2
US Treasury Bond 20 Year 6% Future Call Option, Strike Price $140, Expiration 04/25/08	706	11
US Treasury Bond 20 Year 6% Future Call Option, Strike Price $147, Expiration 05/23/08	510	8
US Treasury Inflation Index, 1.63%, 01/18, Put Option, Strike Price $86, Expiration 06/04/08	150	1
US Treasury Inflation Index, 1.63%, 01/18, Put Option, Strike Price $86.50, Expiration 06/27/08	4,900	6
US Treasury Inflation Index, 2.00%, 04/12, Put Option, Strike Price $101, Expiration 04/25/08	800	1
US Treasury Inflation Index, 1.75%, 01/28, Put Option, Strike Price $102, Expiration 05/05/08	400	-
US Treasury Inflation Index, 2.38%, 01/25, Put Option, Strike Price $85, Expiration 05/08/08	250	-
US Treasury Inflation Index, 2.38%, 01/25, Put Option, Strike Price $85, Expiration 05/12/08	180	-
US Treasury Inflation Index, 3.00%, 07/12, Put Option, Strike Price $102, Expiration 06/17/08	659	15
US Treasury Inflation Index, 2.38%, 01/25, Put Option, Strike Price $87, Expiration 06/27/08	451	10
US Treasury Note 5 Year 6% Future Call Option, Strike Price $123, Expiration 05/23/08	100	-
US Treasury Note 5 Year 6% Future Call Option, Strike Price $124, Expiration 05/23/08	236	-
US Treasury Note 10 Year 6% Future Call Option, Strike Price $144, Expiration 05/23/08	69	1
US Treasury Note 10 Year 6% Future Put Option, Strike Price $86, Expiration 05/23/08	499	8
US Treasury Note 10 Year 6% Future Put Option, Strike Price $88, Expiration 05/23/08	69	1
US Treasury Note 10 Year 6% Future Put Option, Strike Price $94, Expiration 05/23/08	200	4
US Treasury Note 10 Year 6% Future Put Option, Strike Price $96, Expiration 05/23/08	1,304	21
US Treasury Note 10 Year 6% Future Put Option, Strike Price $97, Expiration 05/23/08	210	4

Total Options (cost $295)		397

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 12.8%

ACE Securities Corp., 2.69%, 06/25/37 (i)	$ 1,152	1,086
Adjustable Rate Mortgage Trust, 5.13%, 09/25/35 (i)	1,465	1,422
Banc of America Commercial Mortgage Inc., 5.89%, 07/10/44	2,000	2,028
Banc of America Large Loan, 3.33%, 08/15/29 (e) (f) (i) (u)	1,576	1,515
BCAP LLC Trust, 2.77%, 01/25/37 (i)	731	514
Bear Stearns Adjustable Rate Mortgage Trust, 4.47%, 05/25/33 (i)	228	217
Bear Stearns Adjustable Rate Mortgage Trust, 4.49%, 02/25/34 (i)	1,345	1,230
Bear Stearns Adjustable Rate Mortgage Trust, 4.78%, 11/25/34 (i)	1,314	1,274
Bear Stearns Adjustable Rate Mortgage Trust, 4.86%, 01/25/35 (i)	2,254	2,182
Bear Stearns Adjustable Rate Mortgage Trust, 4.96%, 01/25/35 (i)	1,413	1,328
Bear Stearns Adjustable Rate Mortgage Trust, 4.13%, 03/25/35	357	341
Bear Stearns Adjustable Rate Mortgage Trust, 4.13%, 03/25/35	707	676
Bear Stearns Adjustable Rate Mortgage Trust, 4.55%, 08/25/35	235	228
Bear Stearns Adjustable Rate Mortgage Trust, 4.55%, 08/25/35	356	339
Bear Stearns Alt-A Trust, 5.88%, 01/25/36 (i)	1,381	1,085
Bear Stearns Alt-A Trust, 5.67%, 08/25/36 (i)	577	486
Bear Stearns Asset Backed Securities Trust, 3.60%, 10/25/37 (i)	1,531	1,377
Bear Stearns Structured Products Inc., 5.68%, 01/26/36 (i)	1,459	1,234
Bear Stearns Structured Products Inc., 2.81%, 01/26/37 (e) (f) (i) (t)	1,452	1,379
Bear Stearns Structured Products Inc., 5.79%, 12/26/46	1,483	1,228
Bravo Mortgage Asset Trust, 2.73%, 07/25/36 (e) (f) (i) (t)	346	340
Chase Credit Card Master Trust, 2.93%, 10/15/10 (i)	1,400	1,400
Chase Credit Card Master Trust, 2.99%, 09/15/11 (i)	1,400	1,389
Chevy Chase Mortgage Funding Corp., 2.73%, 05/25/48 (e) (i) (u)	1,347	1,092
Citibank Credit Card Issuance Trust, 2.90%, 05/17/10	1,400	1,400
Citigroup Mortgage Loan Trust Inc., 4.25%, 08/25/35	303	287
Citigroup Mortgage Loan Trust Inc., 4.68%, 08/25/35 (i)	1,449	1,370
Citigroup Mortgage Loan Trust Inc., 4.75%, 08/25/35 (i)	261	259
Citigroup Mortgage Loan Trust Inc., 2.68%, 01/25/37 (i)	798	762
Citigroup Mortgage Loan Trust Inc., 2.71%, 03/25/37 (i)	1,199	1,121
Citigroup Mortgage Loan Trust Inc., 2.66%, 05/25/37 (i)	1,181	1,124
Citigroup Mortgage Loan Trust Inc., 2.66%, 05/25/37 (i)	1,147	1,087
Countrywide Asset-Backed Certificates, 2.78%, 09/25/36 (i)	1,215	1,136
Countrywide Asset-Backed Certificates, 2.65%, 03/25/37 (i)	427	409
Countrywide Asset-Backed Certificates, 2.70%, 09/25/37 (i)	975	924
Countrywide Home Loan Mortgage Pass Through Trust, 6.14%, 08/25/34 (i)	1,004	897
Countrywide Home Loan Mortgage Pass Through Trust, 4.84%, 04/20/35 (i)	1,315	1,249
Credit Suisse First Boston Mortgage Securities Corp., 4.43%, 04/25/34 (i)	1,429	1,384
Credit-Based Asset Servicing and Securitization LLC, 2.72%, 07/25/37 (e) (i) (u)	1,184	1,115
Deutsche Bank Alternate Loan Trust, 2.69%, 08/25/37 (i)	1,109	1,051
First Franklin Mortgage Loan Asset Backed Certificates, 2.65%, 11/25/36 (i)	1,047	947
First Horizon Mortgage Pass Through-Trust, 4.75%, 07/25/33 (i)	1,244	1,238
First NLC Trust, 2.67%, 08/25/37 (e) (i) (u)	1,173	1,124
First USA Credit Card Master Trust, 2.94%, 04/18/11 (i)	1,400	1,398
Ford Credit Auto Owner Trust, 3.42%, 07/15/10 (i)	2,300	2,292
GMAC Commercial Mortgage Securities Inc., 5.24%, 11/10/45	2,000	1,957
Greenwich Capital Commercial Funding Corp., 5.44%, 03/10/39	4,000	3,892
GS Mortgage Securities Corp. II, 2.83%, 03/06/20 (e) (i) (u)	444	410
Harborview Mortgage Loan Trust, 4.62%, 04/19/34 (i)	1,381	1,316
HSI Asset Securitization Corp. Trust, 2.66%, 05/25/37 (i)	1,185	1,120
IndyMac Residential Asset Backed Trust, 2.73%, 04/25/37 (i)	925	891
IndyMac Residential Asset Backed Trust, 2.68%, 07/25/37 (i)	1,013	956

JPMorgan Mortgage Acquisition Corp., 2.66%, 05/01/37 (i)	1,073	1,021
LB-UBS Commercial Mortgage Trust, 5.42%, 02/15/40	6,200	6,022
Lehman Brothers Mortgage Loan Trust, 2.69%, 06/25/37 (e) (i) (u)	1,189	1,143
Master Asset Backed Securities Trust, 2.74%, 02/25/36 (i)	634	620
MASTR Adjustable Rate Mortgages Trust, 5.04%, 12/25/33 (i)	1,872	1,798
MASTR Adjustable Rate Mortgages Trust, 3.79%, 11/21/34 (i)	1,427	1,409
MASTR Adjustable Rate Mortgages Trust, 2.71%, 05/25/47 (i)	353	346
MASTR Asset Backed Securities Trust, 2.68%, 05/25/37 (i)	966	902
Merrill Lynch First Franklin Mortgage Loan Trust, 2.66%, 06/25/37 (i)	1,176	1,077
Merrill Lynch Mortgage Investors Trust, 6.85%, 02/25/33 (i)	604	604
Merrill Lynch Mortgage Investors Trust, 4.58%, 02/25/34 (i)	1,396	1,312
MLCC Mortgage Investors Inc., 4.25%, 10/25/35	1,411	1,324
MLCC Mortgage Investors Inc., 4.25%, 10/25/35	1,297	1,251
Morgan Stanley Capital I, 2.66%, 05/25/37 (i)	1,111	1,023
Morgan Stanley Capital I, 2.66%, 05/25/37 (i)	1,092	1,034
Nationstar Home Equity Loan Trust, 2.66%, 06/25/37 (i)	1,115	1,087
Provident Funding Mortgage Loan Trust, 3.80%, 08/25/33	1,145	1,117
Residential Asset Securities Corp., 2.71%, 04/25/37 (i)	972	910
Residential Asset Securitization Trust, 5.50%, 06/25/33	518	469
Residential Funding Mortgage Securities I Inc., 5.21%, 09/25/35 (i)	1,504	1,270
Residential Funding Mortgage Securities II Inc., 2.71%, 02/25/36 (i)	170	168
Securitized Asset Backed Receivables LLC Trust, 2.73%, 05/25/37 (i)	1,162	1,089
SLM Student Loan Trust, 3.32%, 07/25/13 (i)	893	890
SLM Student Loan Trust, 3.31%, 04/25/14 (i)	1,149	1,145
SLC Student Loan Trust, 3.05%, 02/15/15 (i)	1,038	1,032
SLM Student Loan Trust, 3.62%, 01/25/17	3,100	3,043
SLM Student Loan Trust, 3.33%, 04/25/17 (i)	805	805
Structured Adjustable Rate Mortgage Loan Trust, 4.18%, 02/25/34	1,398	1,249
Structured Asset Mortgage Investments Inc., 2.89%, 10/19/34 (i)	56	49
Structured Asset Mortgage Investments Inc., 2.70%, 09/25/47 (i)	568	539
Structured Asset Securities Corp., 2.71%, 04/25/36 (i)	1,400	1,352
Thornburg Mortgage Securities Trust, 2.70%, 03/25/37 (i)	1,420	1,316
Wachovia Bank Commercial Mortgage Trust, 2.90%, 06/15/20 (e) (i) (u)	1,244	1,146
Wachovia Bank Commercial Mortgage Trust, 2.91%, 09/15/21 (e) (i) (u)	1,235	1,160
Washington Mutual Mortgage Pass-Through Certificates, 5.74%, 03/25/33 (i)	422	397
Washington Mutual Mortgage Pass-Through Certificates, 4.21%, 06/25/33	1,214	1,211
Washington Mutual Mortgage Pass-Through Certificates, 4.04%, 09/25/33 (i)	1,289	1,224
Washington Mutual Mortgage Pass-Through Certificates, 5.33%, 08/25/46 (f) (i)	2,099	1,466
Wells Fargo Mortgage Backed Securities Trust, 4.52%, 11/25/33 (i)	1,350	1,324
Wells Fargo Mortgage Backed Securities Trust, 5.00%, 12/25/34 (i)	1,490	1,402

Total Non-U.S. Government Agency Asset-Backed Securities (cost $110,864)		106,252

CORPORATE BONDS AND NOTES - 6.6%
CONSUMER DISCRETIONARY - 0.4%
Home Depot Inc., 5.40%, 03/01/16	1,250	1,175
Macys Retail Holdings Inc., 7.45%, 07/15/17	1,000	975
Omnicom Group Inc., 5.90%, 04/15/16	1,250	1,242
		3,392
CONSUMER STAPLES - 0.3%
Kraft Foods Inc., 6.00%, 02/11/13	300	310
Kraft Foods Inc., 6.13%, 02/01/18	800	799

Reynolds American Inc., 3.50%, 06/15/11 (i)		700	655
Wal-Mart Stores Inc., 5.80%, 02/15/18		700	734
			2,498
ENERGY - 0.4%
NGPL PipeCo LLC, 6.51%, 12/15/12 (e) (u)		1,300	1,350
Rockies Express Pipeline LLC, 4.25%, 08/20/09 (e) (i) (u)		1,600	1,600
			2,950
FINANCIALS - 5.1%
American Express Bank, 2.96%, 06/12/09 (i)		1,400	1,392
American Express Bank, 2.66%, 06/22/09 (i)		1,400	1,366
American Express Bank, 6.00%, 09/13/17		800	780
American Express Bank, 6.00%, 09/13/17		700	679
American Express Co., 7.00%, 03/19/18		1,260	1,323
American Express Co., 8.15%, 03/19/38		360	399
American International Group Inc., 5.85%, 01/16/18		1,100	1,079
Bank of America Corp., 8.00% (callable at 100 beginning 01/30/18) (p)		700	701
Bank of America NA, 3.09%, 02/27/09 (i)		1,200	1,198
Bank of America NA, 2.90%, 06/12/09 (i)		1,400	1,392
Barclays Bank Plc, 5.45%, 09/12/12		2,100	2,151
Barclays Bank Plc, 6.05%, 12/04/17 (e) (u)		2,000	1,951
Barclays Bank Plc, 7.43%, (callable at 100 beginning 12/15/17) (e) (p) (u)		200	181
Bear Stearns Cos. Inc., 6.95%, 08/10/12		800	800
Bear Stearns Cos. Inc., 7.25%, 02/01/18		1,000	1,033
Capital One Financial Corp., 6.75%, 09/15/17		1,600	1,518
Chrysler Financial Co. LLC, 5.00%, 08/03/14 (e) (u)		1,496	1,249
Citigroup Funding Inc., 2.60%, 04/23/09 (i)		1,300	1,284
Credit Agricole SA, 3.09%, 05/28/09 (e) (i) (u)		1,400	1,401
Export-Import Bank of Korea, 3.17%, 06/01/09 (i)		1,400	1,402
Ford Motor Credit Co., 7.25%, 10/25/11		1,850	1,520
Ford Motor Credit Co., 7.80%, 06/01/12		150	124
GATX Financial Corp., 5.80%, 03/01/16		1,000	993
General Electric Capital Corp., 5.88%, 01/14/38		1,000	964
General Electric Capital Corp., 6.50%, 09/15/67 (e) (u)	EUR	1,600	3,027
General Motors Acceptance Corp., 3.75%, 09/23/08 (i)		1,400	1,321
Goldman Sachs Group Inc., 6.75%, 10/01/37		1,800	1,675
Lehman Brothers Holdings Inc., 6.20%, 09/26/14		200	197
Lehman Brothers Holdings Inc., 7.00%, 09/27/27		100	92
Merrill Lynch & Co. Inc., 6.40%, 08/28/17		800	789
Morgan Stanley, 3.21%, 05/07/09 (i)		1,300	1,278
Pearson Dollar Finance PLC, 5.70%, 06/01/14 (e) (u)		1,000	1,022
Royal Bank of Scotland Group Plc, 7.09% (callable at 100 beginning 09/29/17) (p)	EUR	100	142
Santander Perpetual SA Unipersonal, 6.67% (callable at 100 beginning 10/24/17) (e) (p) (u)		900	811
Wachovia Bank NA, 2.65%, 10/03/08 (i)		1,300	1,295
Wachovia Corp., 7.98% (callable at 100 beginning 03/15/18) (p)		1,900	1,867
Wells Fargo & Co., 4.38%, 01/31/13		800	796
Wells Fargo & Co., 5.63%, 12/11/17		1,100	1,125
			42,317
HEALTH CARE - 0.0%
UnitedHealth Group Inc., 4.88%, 02/15/13		100	99

MATERIALS - 0.1%

Weyerhaeuser Co., 3.60%, 09/24/09 (i)	800	789

TELECOMMUNICATION SERVICES - 0.3%
AT&T Inc., 6.30%, 01/15/38	200	193
BellSouth Corp., 4.24%, 04/26/21 (e) (u)	1,400	1,401
Qwest Capital Funding Inc., 7.00%, 08/03/09	1,000	995
		2,589

Total Corporate Bonds and Notes (cost $55,723)		54,634

GOVERNMENT AND AGENCY OBLIGATIONS - 128.9%
GOVERNMENT SECURITIES - 93.0%
Municipals - 0.8%
Buckeye Ohio Tobacco Settlement Financing Authority, 6.00%, 06/01/42	300	275
Dallas Area Rapid Transit - AMBAC Insured, 5.00%, 12/01/36	2,400	2,360
New York City Municipal Water FInancing Authority, 5.00%, 06/15/38	400	397
State of California Variable Purpose, 5.00%, 06/01/37	1,700	1,654
State of California Variable Purpose, 5.00%, 11/01/37	400	389
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47	500	477
Tobacco Settlement Financing Corp. New Jersey, 4.75%, 06/01/34	1,000	786
Tobacco Settlement Funding Corp., 5.00%, 06/01/41	200	162
		6,500
Treasury Inflation Index Securities - 92.2%
U.S. Treasury Inflation Index Note, 0.88%, 04/15/10, TBA (g)	43,076	55,757
U.S. Treasury Inflation Index Note, 3.50%, 01/15/11, TBA (g)	7,598	13,412
U.S. Treasury Inflation Index Note, 2.38%, 04/15/11, TBA (g)	15,917	19,309
U.S. Treasury Inflation Index Note, 2.00%, 04/15/12, TBA (g)	81,913	96,202
U.S. Treasury Inflation Index Note, 3.00%, 07/15/12, TBA (g)	48,735	79,867
U.S. Treasury Inflation Index Note, 1.88%, 07/15/13, TBA (g)	20,919	30,990
U.S. Treasury Inflation Index Note, 2.00%, 01/15/14, TBA (g)	33,793	49,617
U.S. Treasury Inflation Index Note, 2.00%, 07/15/14, TBA (g)	2,427	3,405
U.S. Treasury Inflation Index Note, 2.00%, 01/15/16, TBA (g)	2,603	3,229
U.S. Treasury Inflation Index Note, 2.50%, 07/15/16, TBA (g)	39,728	49,451
U.S. Treasury Inflation Index Note, 2.38%, 01/15/17, TBA (g)	1,797	2,220
U.S. Treasury Inflation Index Note, 2.63%, 07/15/17, TBA (g)	21,866	25,996
U.S. Treasury Inflation Index Note, 1.63%, 01/15/18, TBA (g)	48,499	51,843
U.S. Treasury Inflation Index Note, 2.38%, 01/15/25, TBA (g)	65,141	91,746
U.S. Treasury Inflation Index Note, 2.00%, 01/15/26, TBA (g)	14,275	16,775
U.S. Treasury Inflation Index Note, 2.38%, 01/15/27, TBA (g)	50,117	60,440
U.S. Treasury Inflation Index Note, 1.75%, 01/15/28, TBA (g)	72,084	72,734
U.S. Treasury Inflation Index Note, 3.63%, 04/15/28, TBA (g)	12,600	35,030
U.S. Treasury Inflation Index Note, 3.88%, 04/15/29, TBA (g)	1,914	5,380
		763,403
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 35.9%
Federal Home Loan Mortgage Corp. - 4.9%
Federal Home Loan Mortgage Corp., 4.50%, 11/15/13	660	663
Federal Home Loan Mortgage Corp., 5.50%, 05/15/16	1,232	1,256
Federal Home Loan Mortgage Corp., 3.05%, 02/15/19 (i)	4,981	4,946
Federal Home Loan Mortgage Corp., 2.97%, 07/15/19 (i)	2,416	2,340
Federal Home Loan Mortgage Corp., 5.00%, 02/15/20	942	969
Federal Home Loan Mortgage Corp., 2.97%, 10/15/20 (i)	2,427	2,344
Federal Home Loan Mortgage Corp., 5.00%, 05/15/27	1,281	1,300
Federal Home Loan Mortgage Corp., 6.73%, 07/01/36 (i)	2,030	2,082

Federal Home Loan Mortgage Corp., 6.71%, 09/01/36 (i)	2,316	2,374
Federal Home Loan Mortgage Corp., 6.00%, 10/01/36	374	384
Federal Home Loan Mortgage Corp., 6.69%, 10/01/36 (i)	2,602	2,655
Federal Home Loan Mortgage Corp., 6.00%, 11/01/36	8,033	8,248
Federal Home Loan Mortgage Corp., 5.50%, 12/01/36	1,990	2,012
Federal Home Loan Mortgage Corp., 5.50%, 05/01/37	3,148	3,183
Federal Home Loan Mortgage Corp., 5.50%, 09/01/37	487	492
Federal Home Loan Mortgage Corp., 6.00%, 09/01/37	346	355
Federal Home Loan Mortgage Corp., 5.50%, 11/01/37	993	1,003
Federal Home Loan Mortgage Corp., 6.00%, 11/01/37	548	563
Federal Home Loan Mortgage Corp., 6.00%, 11/01/37	588	603
Federal Home Loan Mortgage Corp., 6.00%, 11/01/37	387	397
Federal Home Loan Mortgage Corp., 5.50%, 12/01/37	493	498
Federal Home Loan Mortgage Corp., 5.50%, 12/01/37	290	293
Federal Home Loan Mortgage Corp., 5.50%, 12/01/37	974	984
Federal Home Loan Mortgage Corp., 5.50%, 01/01/38	782	790
		40,734
Federal National Mortgage Association - 30.6%
Federal National Mortgage Association, 5.00%, 02/25/17	1,052	1,076
Federal National Mortgage Association, 6.00%, 09/01/22	833	858
Federal National Mortgage Association, 6.00%, 04/15/34, TBA (g)	86,030	88,127
Federal National Mortgage Association, 4.76%, 11/01/35 (i)	673	673
Federal National Mortgage Association, 5.50%, 04/12/36, TBA (g)	39,600	39,971
Federal National Mortgage Association, 5.50%, 05/11/36, TBA (g)	18,300	18,426
Federal National Mortgage Association, 5.50%, 12/01/36	2,682	2,710
Federal National Mortgage Association, 5.00%, 01/01/37	991	982
Federal National Mortgage Association, 5.00%, 02/01/37	176	174
Federal National Mortgage Association, 5.00%, 02/01/37	169	167
Federal National Mortgage Association, 5.50%, 02/01/37	17,925	18,116
Federal National Mortgage Association, 5.50%, 02/01/37	368	372
Federal National Mortgage Association, 6.00%, 02/01/37	9,246	9,482
Federal National Mortgage Association, 6.00%, 02/01/37	9,595	9,840
Federal National Mortgage Association, 5.50%, 03/01/37	2,777	2,806
Federal National Mortgage Association, 6.00%, 04/01/37	772	791
Federal National Mortgage Association, 5.50%, 05/01/37	292	295
Federal National Mortgage Association, 5.50%, 05/01/37	270	272
Federal National Mortgage Association, 5.50%, 07/01/37	195	197
Federal National Mortgage Association, 6.00%, 07/01/37	7,110	7,290
Federal National Mortgage Association, 2.67%, 07/25/37 (i)	1,365	1,250
Federal National Mortgage Association, 5.50%, 09/01/37	1,579	1,595
Federal National Mortgage Association, 6.00%, 10/01/37	128	131
Federal National Mortgage Association, 6.00%, 10/01/37	6,355	6,516
Federal National Mortgage Association, 6.00%, 10/01/37	7,574	7,766
Federal National Mortgage Association, 6.00%, 10/01/37	8,388	8,600
Federal National Mortgage Association, 6.00%, 10/01/37	8,131	8,336
Federal National Mortgage Association, 6.00%, 10/01/37	6,519	6,684
Federal National Mortgage Association, 5.50%, 11/01/37	976	986
Federal National Mortgage Association, 6.00%, 11/01/37	3,889	3,987
Federal National Mortgage Association, 2.80%, 11/27/37 (f) (i)	2,100	1,989
Federal National Mortgage Association, 5.50%, 12/01/37	1,269	1,283
Federal National Mortgage Association, 5.50%, 12/01/37	498	505
Federal National Mortgage Association, 5.50%, 12/01/37	974	985
		253,238

Government National Mortgage Association - 0.2%
Government National Mortgage Association, 6.00%, 01/15/29	2	3
Government National Mortgage Association, 6.00%, 02/15/29	3	3
Government National Mortgage Association, 6.00%, 01/15/32	4	4
Government National Mortgage Association, 5.50%, 02/15/36	481	491
Government National Mortgage Association, 6.00%, 01/15/37	281	290
Government National Mortgage Association, 6.00%, 07/15/37	680	703
Government National Mortgage Association, 6.50%, 07/15/37	337	352
		1,846
Small Business Administration Participation Certificates - 0.2%
Small Business Administration Participation Certificates, 5.29%, 12/01/27	2,000	2,029

Total Government and Agency Obligations (cost $1,063,071)		1,067,750

SHORT TERM INVESTMENTS - 60.9%
Certificates of Deposit - 1.0%
Dexia Credit SA NY, 4.80%, 09/29/08 (i)	2,600	2,600
Fortis Bank NY, 4.79%, 06/30/08 (i)	1,200	1,200
Fortis Bank NY, 4.78%, 09/30/08 (i)	2,600	2,595
Nordea Bank Finland Plc, 4.59%, 12/01/08 (i)	1,100	1,100
Skandinaviska Enskilda Banken NY, 4.87%, 02/13/09 (i)	1,200	1,200
		8,695
Commercial Paper - 39.5%
Abbey National North America LLC, 2.87%, 04/08/08	16,300	16,291
ANZ National, 3.07%, 05/21/08 (e) (u)	1,800	1,793
ANZ National, 2.77%, 06/05/08 (e) (u)	20,100	20,000
Bank of America Corp., 2.98%, 06/02/08	900	896
Bank of Scotland Plc, 3.83%, 04/02/08	8,600	8,599
Bank of Scotland Plc, 3.11%, 05/06/08	4,800	4,785
Bank of Scotland Plc, 3.04%, 05/22/08	600	598
Bank of Scotland Plc, 2.75%, 06/09/08	900	895
Bank of Scotland Plc, 2.75%, 06/09/08	1,600	1,591
Barclays U.S. Funding LLC, 3.13%, 04/23/08	9,800	9,781
Barclays U.S. Funding LLC, 2.79%, 06/11/08	7,700	7,658
BNP Paribas Finance Inc., 2.69%, 04/14/08	19,900	19,881
Calyon North America Inc., 3.01%, 04/25/08	14,500	14,471
CBA Finance, 3.74%, 04/17/08	6,400	6,391
CBA Finance, 3.00%, 04/28/08	200	200
CBA Finance, 2.95%, 05/05/08	500	499
CBA Finance, 2.77%, 06/12/08	1,300	1,293
Danske Corp., 2.80%, 04/14/08 (e) (u)	12,800	12,787
Den Norske Bank ASA, 3.10%, 04/30/08 (e) (u)	17,700	17,655
HSBC USA Inc., 2.97%, 05/30/08	2,900	2,886
ING US Funding LLC, 2.99%, 04/09/08	4,000	3,997
ING US Funding LLC, 2.98%, 04/14/08	3,700	3,696
ING US Funding LLC, 2.78%, 05/15/08	14,300	14,250
Intesa Funding LLC, 3.10%, 04/22/08	17,000	16,968
Nordea North America Inc., 3.02%, 04/15/08	3,700	3,696
Royal Bank of Scotland Plc, 3.08%, 04/14/08	12,600	12,586
Royal Bank of Scotland Plc, 2.78%, 06/12/08	500	497
San Paolo IMI US Financial Co.., 3.83%, 04/15/08	13,000	12,983
Santander Central Hispano Issuances Ltd., 2.99%, 05/21/08	600	598

Santander Central Hispano Issuances Ltd., 2.77%, 06/09/08	3,700	3,680
Societe Generale North America, 2.77%, 06/16/08	21,100	20,978
Stadshypotek AB, 3.15%, 04/22/08 (e) (u)	17,000	16,969
UBS Finance LLC, 3.07%, 04/23/08	5,400	5,390
UBS Finance LLC, 2.99%, 05/01/08	2,000	1,995
UBS Finance LLC, 4.14%, 05/12/08	11,900	11,861
UBS Finance LLC, 2.83%, 06/02/08	1,200	1,194
UBS Finance LLC, 2.94%, 06/05/08	1,200	1,194
Unicredito Italiano Bank, 3.28%, 04/08/08 (e) (u)	4,200	4,197
Unicredito Italiano Bank, 2.92%, 05/19/08 (e) (u)	17,800	17,737
Westpac Banking Corp., 3.07%, 05/06/08 (e) (u)	4,300	4,287
Westpac Banking Corp., 3.07%, 05/06/08 (e) (u)	17,800	17,746
		325,449
Federal Home Loan Mortgage Corp. - 13.2%
Federal Home Loan Mortgage Corp., 2.30%, 04/17/08	24,500	24,475
Federal Home Loan Mortgage Corp., 2.84%, 04/21/08	35,000	34,946
Federal Home Loan Mortgage Corp., 2.13%, 04/25/08	50,000	49,929
		109,350
Federal National Mortgage Association - 5.7%
Federal National Mortgage Association, 2.83%, 04/30/08	4,500	4,491
Federal National Mortgage Association, 2.21%, 05/30/08	13,100	13,059
Federal National Mortgage Association, 2.21%, 05/30/08	200	199
Federal National Mortgage Association, 2.08%, 06/18/08	30,000	29,869
		47,618
Mutual Funds - 1.5%
JNL Money Market Fund, 2.72% (a) (h)	12,166	12,166

Total Short Term Investments (cost $503,242)		503,278

Total Investments - 209.2% (cost $1,733,195)		1,732,311
Total Forward Sales Commitments, Net - (17.5%)		(144,700)
Other Assets and Liabilities, Net - (109.2%) (o)		(759,397)
Total Net Assets - 100%		$ 828,214

Forward Sales Commitments - 17.5%
GOVERNMENT AND AGENCY OBLIGATIONS - 2.8%
GOVERNMENT SECURITIES
Treasury Inflation Index Securities - 0.7%
U.S. Treasury Inflation Index Note, 1.88%, 07/15/15	$ 4,443	$ 5,740

U.S. Treasury Securities - 2.2%
U.S. Treasury Bond, 4.25%, 11/15/17	4,810	5,132
U.S. Treasury Bond, 4.75%, 02/15/37	2,200	2,366
U.S. Treasury Note, 3.50%, 02/15/18	760	764
U.S. Treasury Note, 3.63%, 12/31/12	1,830	1,928
U.S. Treasury Note, 4.13%, 08/31/12	2,100	2,253
U.S. Treasury Note, 4.25%, 08/15/14	200	219
U.S. Treasury Note, 4.75%, 08/15/17	4,700	5,200
		17,862
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 14.6%
Federal Home Loan Mortgage Corp. - 1.4%

Federal Home Loan Mortgage Corp., 6.00%, 04/01/35	11,500	11,791

Federal National Mortgage Association - 12.9%
Federal National Mortgage Association, 5.00%, 04/12/36	1,500	1,485
Federal National Mortgage Association, 6.00%, 04/15/34	101,430	103,902
Federal National Mortgage Association, 6.00%, 04/16/17	1,000	1,029
		106,416
Government National Mortgage Association - 0.3%
Government National Mortgage Association, 5.50%, 04/23/35	500	511
Government National Mortgage Association, 6.00%, 04/18/35	1,300	1,341
Government National Mortgage Association, 6.50%, 04/18/32	1,000	1,039
		2,891

Total Forward Sales Commitments - 17.5% (proceeds $142,541)		$ 144,700

JNL/PIMCO Total Return Bond Fund
PREFERRED STOCKS - 0.8%
FINANCIALS - 0.8%
Bank of America Corp., Convertible Preferred, 7.25%, Series L, 12/31/49	7	$ 7,231
DG Funding Trust, 7.21% (e) (t)	-	4,347

Total Preferred Stocks (cost $11,427)		11,578

OPTIONS - 0.7%
Call Swaption, 3 month LIBOR versus 4.75% fixed, Expiration 09/30/10	360	1,501
Call Swaption, 3 month LIBOR versus 4.75% fixed, Expiration 09/30/10	818	3,411
Call Swaption, 3 month LIBOR versus 3.15% fixed, Expiration 12/17/10	202	274
Call Swaption, 3 month LIBOR versus 3.15% fixed, Expiration 12/17/10	1,614	2,193
Call Swaption, 3 month LIBOR versus 3.15% fixed, Expiration 02/04/11	666	870
Call Swaption, 3 month LIBOR versus 3.50% fixed, Expiration 02/04/11	789	1,384
Call Swaption, 3 month LIBOR versus 3.60% fixed, Expiration 07/07/11	1,150	189

Total Options (cost $3,754)		9,822

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 11.3%
ACE Securities Corp., 2.68%, 10/25/36 (i)	$ 722	701
American Home Mortgage Investment Trust, 4.39%, 02/25/45	613	560
Amortizing Residential Collateral Trust, 2.89%, 07/25/32 (i)	15	13
Asset Backed Securities Corp. Home Equity, 2.87%, 09/25/34 (i)	294	261
Banc of America Commercial Mortgage Inc., 5.93%, 05/10/45 (i)	2,000	2,021
Banc of America Funding Corp., 4.11%, 05/25/35 (i)	835	782
Banc of America Mortgage Securities Inc., 6.50%, 10/25/31	175	170
Banc of America Mortgage Securities Inc., 6.50%, 09/25/33	75	74
Bank of America Credit Card Trust, 3.30%, 04/15/13 (i)	1,800	1,781
Bear Stearns Adjustable Rate Mortgage Trust, 6.10%, 11/25/30 (i)	7	7
Bear Stearns Adjustable Rate Mortgage Trust, 5.55%, 02/25/33 (i)	54	50
Bear Stearns Adjustable Rate Mortgage Trust, 6.76%, 02/25/33 (i)	29	27
Bear Stearns Adjustable Rate Mortgage Trust, 5.03%, 04/25/33 (i)	201	195
Bear Stearns Adjustable Rate Mortgage Trust, 4.62%, 01/25/34 (i)	506	472
Bear Stearns Adjustable Rate Mortgage Trust, 4.78%, 11/25/34 (i)	845	819
Bear Stearns Adjustable Rate Mortgage Trust, 5.07%, 11/25/34 (i)	2,557	2,482

Bear Stearns Adjustable Rate Mortgage Trust, 4.13%, 03/25/35	12,382	11,797
Bear Stearns Adjustable Rate Mortgage Trust, 4.75%, 10/25/35	2,845	2,745
Bear Stearns Alt-A Trust, 5.37%, 05/25/35 (i)	983	850
Bear Stearns Alt-A Trust, 5.71%, 09/25/35 (i)	610	500
Bear Stearns Structured Products Inc., 5.68%, 01/26/36 (i)	1,824	1,542
Bear Stearns Structured Products Inc., 2.81%, 01/26/37 (e) (f) (i) (t)	4,537	4,311
Bear Stearns Structured Products Inc., 5.79%, 12/26/46	1,020	844
Chase Issuance Trust, 3.60%, 05/16/11	14,000	14,000
Citigroup Mortgage Loan Trust Inc., 4.70%, 12/25/35	312	303
Citigroup Mortgage Loan Trust Inc., 2.66%, 05/25/37 (i)	2,867	2,719
Countrywide Alternative Loan Trust, 2.78%, 05/25/47 (i)	1,099	832
Countrywide Asset-Backed Certificates, 2.71%, 10/25/46 (i)	775	750
Countrywide Home Loan Mortgage Pass Through Trust, 4.80%, 11/25/34 (i)	1,617	1,516
Countrywide Home Loan Mortgage Pass Through Trust, 4.72%, 02/20/35 (i)	2,823	2,733
Countrywide Home Loan Mortgage Pass Through Trust, 5.25%, 02/20/36	363	300
CS First Boston Mortgage Securities Corp., 5.22%, 03/25/32 (i)	47	42
Deutsche Bank Alternate Loan Trust, 2.68%, 03/25/37 (i)	806	765
Equity One ABS Inc., 3.16%, 11/25/32 (i)	209	195
First Franklin Mortgage Loan Asset Backed Certificates, 2.64%, 01/25/38 (i)	2,372	2,246
First USA Credit Card Master Trust, 2.94%, 04/18/11 (i)	3,900	3,895
Fremont Home Loan Trust, 2.67%, 02/27/37 (i)	515	504
GE Capital Commercial Mortgage Corp., 4.23%, 12/10/37	2,819	2,778
GreenPoint Mortgage Funding Trust, 2.68%, 01/25/47 (i)	1,340	1,272
GS Mortgage Securities Corp. II, 2.83%, 03/06/20 (e) (i) (u)	1,746	1,612
GSR Mortgage Loan Trust, 4.54%, 09/25/35 (i)	3,784	3,561
GSR Mortgage Loan Trust, 5.25%, 11/25/35 (i)	1,804	1,610
Harborview Mortgage Loan Trust, 2.78%, 05/19/35 (i)	262	206
Harborview Mortgage Loan Trust, 5.14%, 07/19/35 (i)	1,330	1,270
Household Home Equity Loan Trust, 2.83%, 01/20/34 (i)	1,653	1,339
HSI Asset Securitization Corp. Trust, 2.65%, 12/25/36 (i)	669	621
IndyMac ARM Trust, 6.40%, 01/25/32 (i)	1	1
IndyMac Index Mortgage Loan Trust, 5.19%, 01/25/36 (i)	1,564	1,525
IndyMac Index Mortgage Loan Trust, 2.69%, 11/25/46 (i)	759	707
JPMorgan Chase Commercial Mortgage Securities Corp., 5.33%, 05/15/47	1,900	1,843
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 06/12/47	11,300	10,974
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 01/15/49	6,100	5,902
JPMorgan Mortgage Acquisition Corp., 2.65%, 08/25/36 (i)	426	412
JPMorgan Mortgage Trust, 5.02%, 02/25/35 (i)	870	791
Lehman Brothers Commercial Mortgage Trust, 2.90%, 09/15/21 (e) (i) (u)	266	250
Long Beach Mortgage Loan Trust, 2.88%, 10/25/34 (i)	34	31
MASTR Adjustable Rate Mortgages Trust, 3.79%, 11/21/34 (i)	1,427	1,409
MASTR Asset Backed Securities Trust, 2.65%, 01/25/37 (i)	1,057	1,015
MASTR Asset Backed Securities Trust, 2.68%, 05/25/37 (i)	1,104	1,031
Mellon Residential Funding Corp., 3.99%, 10/20/29 (i)	327	316
Mellon Residential Funding Corp., 3.30%, 06/15/30 (i)	697	654
Merrill Lynch Mortgage Investors Trust, 3.88%, 05/25/33	1,534	1,417
Merrill Lynch Mortgage Investors Trust, 2.81%, 02/25/36 (i)	532	426
Merrill Lynch Mortgage Investors Trust, 2.67%, 08/25/36 (i)	2,186	2,085
Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.16%, 07/12/17 (i)	10,700	10,794
Mid-State Trust, 8.33%, 04/01/30	15	15
MLCC Mortgage Investors Inc., 3.60%, 10/25/35 (i)	275	249
MLCC Mortgage Investors Inc., 2.85%, 11/25/35 (i)	418	362

Morgan Stanley Capital I, 2.88%, 10/15/20 (e) (i) (u)	434	403
Morgan Stanley Mortgage Loan Trust, 2.64%, 01/25/37 (i)	1,119	1,074
Newcastle Mortgage Securities Trust, 2.67%, 03/25/36 (i)	95	95
Park Place Securities Inc., 2.91%, 10/25/34 (i)	1,368	1,142
Prime Mortgage Trust, 3.00%, 02/25/19 (i)	33	31
Prime Mortgage Trust, 3.00%, 02/25/34 (i)	158	139
Residential Asset Securities Corp., 2.67%, 11/25/36 (i)	949	904
Saxon Asset Securities Trust, 2.66%, 11/25/36 (i)	428	413
SBI Heloc Trust, 2.77%, 08/25/36 (i)	607	591
Securitized Asset Backed Receivables LLC Trust, 2.66%, 12/25/36 (i)	1,888	1,712
Sequoia Mortgage Trust, 2.91%, 10/19/26 (i)	120	114
SLM Student Loan Trust, 3.32%, 10/27/14 (i)	4,183	4,162
SLM Student Loan Trust, 3.47%, 01/26/15	800	796
SLM Student Loan Trust, 3.33%, 01/25/16 (i)	199	198
SLM Student Loan Trust, 3.33%, 10/25/16 (i)	1,537	1,523
Soundview Home Equity Loan Trust, 2.65%, 10/25/36 (i)	434	420
Soundview Home Equity Loan Trust, 2.68%, 01/25/37 (i)	3,482	3,323
Structured Asset Mortgage Investments Inc., 2.89%, 09/19/32 (i)	105	96
Structured Asset Mortgage Investments Inc., 2.81%, 07/19/35 (i)	1,112	921
Structured Asset Mortgage Investments Inc., 2.73%, 03/25/37 (i)	2,214	1,734
Structured Asset Securities Corp., 6.04%, 02/25/32 (i)	4	3
Structured Asset Securities Corp., 2.89%, 01/25/33 (i)	13	12
Structured Asset Securities Corp., 2.65%, 10/25/36 (i)	1,259	1,203
Thornburg Mortgage Securities Trust, 2.72%, 06/25/36 (i)	2,814	2,628
Thornburg Mortgage Securities Trust, 2.71%, 12/25/36 (i)	1,164	1,103
Vendee Mortgage Trust, 6.50%, 09/15/24	811	882
Wachovia Bank Commercial Mortgage Trust, 2.90%, 06/15/20 (e) (i) (u)	2,222	2,046
Wachovia Bank Commercial Mortgage Trust, 2.91%, 09/15/21 (e) (i) (u)	7,891	7,410
Washington Mutual Mortgage Pass-Through Certificates, 6.77%, 02/25/31 (i)	14	14
Washington Mutual Mortgage Pass-Through Certificates, 5.73%, 08/25/42 (i)	284	261
Washington Mutual Mortgage Pass-Through Certificates, 5.53%, 11/25/42 (i)	170	162
Washington Mutual Mortgage Pass-Through Certificates, 2.89%, 10/25/45 (i)	257	206
Wells Fargo Mortgage Backed Securities Trust, 4.95%, 01/25/35 (i)	2,055	1,929
Wells Fargo Mortgage Backed Securities Trust, 4.95%, 03/25/36	1,487	1,417

Total Non-U.S. Government Agency Asset-Backed Securities (cost $165,195)		159,349

CORPORATE BONDS AND NOTES - 34.0%
CONSUMER DISCRETIONARY - 1.2%
Comcast Corp., 4.68%, 07/14/09 (i)	1,700	1,654
Comcast Corp., 5.88%, 02/15/18	400	390
Comcast Corp., 6.45%, 03/15/37	400	377
DaimlerChrysler NA Holding Corp., 3.22%, 03/13/09 (i)	900	889
DaimlerChrysler NA Holding Corp., 3.56%, 08/03/09 (i)	1,400	1,378
MGM Mirage Inc., 6.37%, 10/03/11 (i)	500	444
MGM Mirage Inc., 6.41%, 10/03/11 (i)	500	444
MGM Mirage Inc., 6.43%, 10/03/11 (i)	1,500	1,331
R.H. Donnelley Corp., Term Loan, 4.20%, 6/30/11 (t)	32	30
R.H. Donnelley Corp., Term Loan, 4.59%, 6/30/11	797	741
R.H. Donnelley Corp., Term Loan, 4.60%, 6/30/11 (t)	48	45
Target Corp., 5.13%, 01/15/13	3,000	3,078
Time Warner Inc., 3.30%, 11/13/09 (i)	1,500	1,436

Walt Disney Co., 4.13%, 07/16/10 (i)		4,400	4,355
			16,592
CONSUMER STAPLES - 0.4%
Anheuser-Busch Cos. Inc., 5.50%, 01/15/18		100	103
Kraft Foods Inc., 6.13%, 02/01/18		1,400	1,399
Kraft Foods Inc., 6.88%, 02/01/38		600	590
Wal-Mart Stores Inc., 2.70%, 06/16/08 (i)		3,300	3,301
			5,393
ENERGY - 1.0%
Anadarko Petroleum Corp., 3.20%, 09/15/09 (i)		2,200	2,158
El Paso Corp., 8.05%, 10/15/30		600	627
El Paso Corp., 7.80%, 08/01/31		900	924
Gaz Capital SA, 6.21%, 11/22/16 (e) (u)		300	278
Kinder Morgan Energy Partners LP, 5.95%, 02/15/18		6,400	6,338
Peabody Energy Corp., 7.88%, 11/01/26		500	496
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27 (e) (u)		500	455
Salomon Brothers AG for OAO Gazprom, 10.50%, 10/21/09		1,500	1,632
Transocean Inc., 3.21%, 09/05/08 (i)		1,400	1,394
			14,302
FINANCIALS - 27.4%
Abbey National Plc, 2.65%, 07/02/08 (i)		3,200	3,191
AIG Matched Funding Corp., 2.80%, 06/16/08 (e) (i) (u)		1,400	1,395
American Express Bank, 6.00%, 09/13/17		300	292
American Express Bank, 6.00%, 09/13/17		300	291
American Express Co., 2.96%, 06/12/09 (i)		8,700	8,669
American Express Co., 7.00%, 03/19/18		2,100	2,205
American General Finance Corp., 6.90%, 12/15/17		2,400	2,345
American Honda Finance Corp., 3.15%, 02/09/10 (e) (i) (u)		1,900	1,898
American International Group Inc., 2.87%, 06/16/09 (e) (i) (u)		1,200	1,199
American International Group Inc., 5.05%, 10/01/15		200	195
American International Group Inc., 5.85%, 01/16/18		4,500	4,416
American International Group Inc., 6.25%, 03/15/37		800	648
ANZ National International Ltd., 3.17%, 08/07/09 (e) (i) (u)		4,800	4,790
Bank of America Corp., 3.16%, 11/06/09 (i)		200	199
Bank of America Corp., 5.38%, 09/11/12		4,100	4,265
Bank of America Corp., 6.00%, 09/01/17		1,700	1,787
Bank of America Corp., 8.00% (callable at 100 beginning 01/30/18) (p)		20,700	20,725
Bank of America NA, 3.09%, 02/27/09 (i)		500	499
Bank of America NA, 2.90%, 06/12/09 (i)		5,300	5,272
Bank of America NA, 3.08%, 06/15/16 (i)		700	605
Bank of America NA, 6.00%, 10/15/36		600	574
Bank of Ireland, 4.30%, 01/15/10 (i)		4,700	4,619
Bank of New York Mellon Corp., 3.50%, 02/05/10 (i)		7,400	7,400
Banque Centrale De Tunisie, 7.50%, 08/06/09 (e) (u)	EUR	300	490
Barclays Bank Plc, 5.45%, 09/12/12		10,700	10,959
Barclays Bank Plc, 6.05%, 12/04/17 (e) (u)		1,600	1,561
Barclays Bank Plc, 7.43% (callable at 100 beginning 12/15/17) (e) (p) (u)		15,000	13,561
Bear Stearns Cos. Inc., 2.79%, 03/30/09 (i)		2,500	2,376
Bear Stearns Cos. Inc., 4.33%, 07/16/09 (i)		800	773
Bear Stearns Cos. Inc., 3.16%, 08/21/09 (i)		2,300	2,176
Bear Stearns Cos. Inc., 3.19%, 05/18/10 (i)		5,600	5,208
BNP Paribas, 5.19% (callable at 100 beginning 06/29/15) (e) (p) (u)		4,100	3,439

Calyon, 4.04%, 01/16/09 (i)		2,300	2,299
Capital One Financial Corp., 3.27%, 09/10/09 (i)		9,000	8,154
Cemex 10 Capital SPV Ltd., 6.72% (callable at 100 beginning 12/31/16) (e) (p) (u)		1,000	924
China Development Bank, 5.00%, 10/15/15		200	199
Chrysler Financial Co. LLC, 5.00%, 08/03/14		3,990	3,331
CIT Group Inc., 2.73%, 12/19/08 (i)		500	451
CIT Group Inc., 3.40%, 01/30/09 (i)		6,200	5,396
CIT Group Inc., 3.10%, 06/08/09 (i)		12,000	9,939
CIT Group Inc., 3.19%, 08/17/09 (i)		400	336
Citigroup Capital XXI, 8.30%, 12/21/57 (callable at 100 beginning 12/21/37)		4,300	4,237
Citigroup Funding Inc., 2.98%, 12/08/08 (i)		500	495
Citigroup Funding Inc., 2.60%, 04/23/09 (i)		1,200	1,185
Citigroup Funding Inc., 2.61%, 06/26/09 (i)		1,200	1,183
Citigroup Global Markets Holdings Inc., 2.90%, 03/17/09 (i)		400	395
Citigroup Inc., 2.70%, 12/26/08 (i)		2,600	2,596
Citigroup Inc., 3.29%, 01/30/09 (i)		2,600	2,577
Citigroup Inc., 2.70%, 12/28/09 (i)		400	392
Citigroup Inc., 5.50%, 08/27/12		1,500	1,509
Citigroup Inc., 5.30%, 10/17/12		600	601
Citigroup Inc., 5.85%, 07/02/13		400	406
Citigroup Inc., 6.00%, 08/15/17		2,200	2,169
Citigroup Inc., 6.13%, 08/25/36		1,700	1,493
Credit Agricole SA, 3.09%, 05/28/09 (e) (i) (u)		1,400	1,401
Credit Agricole SA, 3.14%, 05/28/10 (e) (i) (u)		1,600	1,600
Deutsche Bank AG London, 6.00%, 09/01/17		3,000	3,123
ENEL Finance International SA, 6.25%, 09/15/17 (e) (u)		4,700	4,876
Export-Import Bank of Korea, 3.17%, 06/01/09 (i)		2,000	2,003
Fifth Third Bancorp, 8.25%, 03/01/38		10,200	10,394
Ford Motor Credit Co., 7.38%, 10/28/09		1,200	1,093
Ford Motor Credit Co., 7.88%, 06/15/10		1,000	872
Fortis Bank NY, 4.80%, 04/28/08 (i)		900	900
General Electric Capital Corp., 2.77%, 01/05/09 (i)		3,000	2,997
General Electric Capital Corp., 3.27%, 10/26/09 (i)		2,100	2,079
General Electric Capital Corp., 3.96%, 01/20/10 (i)		1,900	1,887
General Electric Capital Corp., 2.79%, 10/06/10 (i)		2,000	1,967
General Electric Capital Corp., 3.69%, 02/01/11 (i)		7,400	7,342
General Electric Capital Corp., 3.14%, 08/15/11 (i)		2,600	2,540
General Electric Capital Corp., 2.93%, 01/08/16 (i)		200	182
General Electric Capital Corp., 5.50%, 09/15/67 (e) (u)	EUR	6,100	9,091
General Electric Capital Corp., 6.38%, 11/15/67		3,200	3,131
General Motors Acceptance Corp., 6.00%, 12/15/11		200	149
Goldman Sachs Group Inc., 3.19%, 11/10/08 (i)		1,600	1,592
Goldman Sachs Group Inc., 2.64%, 12/23/08 (i)		700	696
Goldman Sachs Group Inc., 2.69%, 06/23/09 (i)		5,100	5,034
Goldman Sachs Group Inc., 5.63%, 01/15/17		2,200	2,111
Goldman Sachs Group Inc., 6.25%, 09/01/17		4,400	4,428
Goldman Sachs Group Inc., 5.95%, 01/18/18		1,200	1,188
Goldman Sachs Group Inc., 6.15%, 04/01/18		600	599
Goldman Sachs Group Inc., 6.75%, 10/01/37		6,300	5,861
HBOS Plc, 5.92% (callable at 100 beginning 10/01/15) (e) (p) (u)		200	147
HBOS Treasury Services Plc, 4.04%, 07/17/09 (e) (i) (u)		2,300	2,299
HSBC Bank USA, 3.13%, 06/10/09 (i)		3,000	2,991

HSBC Finance Corp., 2.93%, 09/15/08 (i)	4,100	4,061
HSBC Finance Corp., 3.95%, 10/21/09 (i)	1,000	965
HSBC Holdings Plc, 6.50%, 05/02/36	500	484
HSBC Holdings Plc, 6.50%, 09/15/37	700	664
John Deere Capital Corp., 4.31%, 07/15/08 (i)	1,400	1,400
JPMorgan Chase & Co., 3.20%, 05/07/10 (i)	2,300	2,267
JPMorgan Chase & Co., 6.00%, 01/15/18	1,200	1,251
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100	4,273
JPMorgan Chase Capital XX, 6.55%, 09/29/36	300	262
Lehman Brothers Holdings Inc., 2.73%, 11/24/08 (i)	4,800	4,680
Lehman Brothers Holdings Inc., 2.65%, 12/23/08 (i)	200	194
Lehman Brothers Holdings Inc., 2.77%, 04/03/09 (i)	600	572
Lehman Brothers Holdings Inc., 3.35%, 11/10/09 (i)	900	815
Lehman Brothers Holdings Inc., 3.17%, 11/16/09 (i)	400	382
Lehman Brothers Holdings Inc., 3.23%, 05/25/10 (i)	1,100	984
Lehman Brothers Holdings Inc., 4.17%, 07/18/11 (i)	1,100	977
Lehman Brothers Holdings Inc., 5.63%, 01/24/13	1,600	1,556
Lehman Brothers Holdings Inc., 6.20%, 09/26/14	1,700	1,677
Merrill Lynch & Co. Inc., 3.17%, 08/22/08 (i)	1,000	997
Merrill Lynch & Co. Inc., 3.18%, 05/08/09 (i)	2,600	2,557
Merrill Lynch & Co. Inc., 3.16%, 08/14/09 (i)	1,400	1,371
Merrill Lynch & Co. Inc., 3.14%, 12/04/09 (i)	1,700	1,657
Merrill Lynch & Co. Inc., 3.53%, 07/25/11 (i)	1,900	1,728
Merrill Lynch & Co. Inc., 6.05%, 08/15/12	600	609
Merrill Lynch & Co. Inc., 6.40%, 08/28/17	1,900	1,875
MetLife Global Funding Inc., 3.11%, 05/17/10 (e) (i) (u)	3,000	2,938
MetLife Inc., 6.40%, 12/15/36 (callable at 100 beginning 12/15/31)	500	397
Morgan Stanley, 4.13%, 01/22/09 (i)	3,700	3,631
Morgan Stanley, 3.21%, 02/09/09 (i)	2,900	2,867
Morgan Stanley, 3.21%, 05/07/09 (i)	2,000	1,967
Morgan Stanley, 5.95%, 12/28/17	1,800	1,740
Morgan Stanley, 6.25%, 08/28/17	1,200	1,193
National Australia Bank Ltd., 2.98%, 09/11/09 (e) (i) (u)	1,300	1,299
National Australia Bank Ltd., 3.58%, 02/08/10 (e) (i) (u)	14,500	14,499
Nordea Bank Finland Plc, 3.03%, 05/28/08 (i)	1,200	1,201
Nordea Bank Finland Plc, 2.71%, 04/09/09 (i)	3,400	3,397
Petroleum Export Ltd., 5.27%, 06/15/11 (e) (u)	144	145
PNC Bank NA, 3.69%, 02/01/10 (i)	8,600	8,584
RBS Capital Trust I, 4.71% (callable at 100 beginning 07/01/13) (p)	800	675
Residential Capital LLC, 6.18%, 05/22/09 (i)	1,900	1,083
Resona Bank Ltd., 5.85% (callable at 100 beginning 04/15/16) (e) (p) (u)	300	249
Royal Bank of Scotland Group Plc, 3.94%, 07/21/08 (e) (i) (u)	2,400	2,396
Royal Bank of Scotland Group Plc, 6.99% (callable at 100 beginning 10/05/17) (e) (p) (u)	2,100	1,783
Santander Perpetual SA Unipersonal, 6.67% (callable at 100 beginning 10/24/17) (e) (p) (u)	3,400	3,064
Santander US Debt SA Unipersonal, 3.07%, 11/20/09 (e) (i) (u)	3,200	3,166
SLM Corp., 3.47%, 07/27/09 (i)	1,000	841
SMFG Preferred Capital Ltd., 6.08% (callable at 100 beginning 01/25/17) (e) (p) (u)	1,000	784
State Street Capital Trust III, 8.25%, 12/29/49 (p)	1,700	1,708
State Street Capital Trust, 3.80%, 06/01/77 (i)	200	150
Sumitomo Mitsui Banking Corp., 5.63% (callable at 100 beginning 10/15/15) (e) (p) (u)	1,500	1,269
TNK-BP Finance SA, 6.13%, 03/20/12 (e) (u)	300	282
UBS AG Stamford, 5.88%, 12/20/17	1,200	1,227

UBS Preferred Funding Trust V, 6.24% (callable at 100 beginning 05/15/16) (p)	10,000	8,364
UniCredito Italiano NY, 3.09%, 05/29/08 (i)	1,800	1,801
USB Capital IX, 6.19% (callable at 100 beginning 04/15/11) (p)	200	149
VTB Capital SA, 3.84%, 08/01/08 (e) (i) (u)	1,400	1,384
Wachovia Bank NA, 2.65%, 06/27/08 (i)	1,400	1,397
Wachovia Bank NA, 2.65%, 10/03/08 (i)	1,100	1,095
Wachovia Bank NA, 2.64%, 03/23/09 (i)	1,600	1,585
Wachovia Corp., 3.30%, 10/28/08 (i)	3,600	3,579
Wachovia Corp., 3.13%, 12/01/09 (i)	200	195
Wachovia Corp., 4.39%, 10/15/11 (i)	600	555
Wachovia Corp., 5.75%, 02/01/18	4,300	4,212
Wells Fargo & Co., 2.90%, 09/15/09 (i)	1,000	975
Wells Fargo & Co., 3.67%, 01/29/10 (i)	7,500	7,462
Westpac Banking Corp., 2.70%, 06/06/08 (i)	900	900
ZFS Finance USA Trust I, 5.88%, 05/09/32 (e) (u)	600	566
		387,874
HEALTH CARE - 0.7%
AstraZeneca Plc, 5.90%, 09/15/17	600	634
AstraZeneca Plc, 6.45%, 09/15/37	600	644
HCA Inc., Term Loan, 7.08%, 11/16/13 (e) (u)	6,000	5,532
Health Management Associates Inc., 7.10%, 01/16/14 (t)	1,461	1,263
UnitedHealth Group Inc., 4.88%, 02/15/13	1,600	1,580
		9,653
INDUSTRIALS - 0.7%
General Electric Co., 3.03%, 12/09/08 (i)	3,400	3,401
Parker Hannifin Employee Stock Ownership Trust, 6.34%, 07/15/08 (e) (t)	14	14
Siemens Financieringsmaatschappij NV, 3.12%, 08/14/09 (e) (i) (u)	2,100	2,101
Union Pacific Corp., 5.70%, 08/15/18	4,000	3,978
		9,494
INFORMATION TECHNOLOGY - 1.0%
International Business Machines Corp., 5.70%, 09/14/17	13,200	13,827

MATERIALS - 0.3%
Corp Nacional del Cobre de Chile, 6.15%, 10/24/36 (e) (t)	200	200
Nucor Corp., 5.75%, 12/01/17	2,400	2,484
Rohm & Haas Co., 6.00%, 09/15/17	900	914
Vale Overseas Ltd., 6.25%, 01/23/17	300	299
Vale Overseas Ltd., 6.88%, 11/21/36	300	293
		4,190
TELECOMMUNICATION SERVICES - 1.1%
AT&T Inc., 3.28%, 11/14/08 (i)	900	900
AT&T Inc., 3.20%, 02/05/10 (i)	900	892
AT&T Inc., 4.95%, 01/15/13	2,000	2,007
AT&T Inc., 5.50%, 02/01/18	2,000	1,958
AT&T Inc., 6.30%, 01/15/38	1,400	1,354
BellSouth Corp., 4.24%, 04/26/21 (e) (u)	1,300	1,301
Qwest Corp., 7.63%, 06/15/15	800	780
Telecom Italia Capital SA, 4.56%, 07/18/11 (i)	1,900	1,696
Telefonica Emisiones SAU, 2.84%, 06/19/09 (i)	1,800	1,753
Verizon Communications Inc., 2.73%, 04/03/09 (i)	3,600	3,566
		16,207

UTILITIES - 0.2%
NRG Energy Inc. Term Loan, 6.58%, 02/01/13 (t)		3,421	3,227
Virginia Electric & Power Co., 6.35%, 11/30/37		200	204
			3,431

Total Corporate Bonds and Notes (cost $492,551)			480,963

GOVERNMENT AND AGENCY OBLIGATIONS - 65.6%
GOVERNMENT SECURITIES - 7.2%
Municipals - 1.5%
Buckeye Tobacco Settlement Financing Authority - AMBAC Insured, 5.80%, 06/01/30		1,000	923
California Street Municipal, 5.00%, 12/01/37		6,000	5,837
Golden State Tobacco Securitization, 5.75%, 06/01/47		6,900	6,093
Los Angeles Unified School District/CA Municipal Bond - FSA Insured, 4.50%, 07/01/22		3,600	3,632
San Diego Municipal Bond, 7.13%, 06/01/32		900	868
State of Texas, 4.75%, 04/01/35		600	572
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23		285	279
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47		1,800	1,716
University of Arkansas Municipal Bond, 5.00%, 11/01/37		1,600	1,543
			21,463
Sovereign - 4.2%
Export-Import Bank of China, 4.88%, 07/21/15		200	201
German Government Bond, 3.00%, 04/11/08	EUR	36,000	56,818
Republic of Brazil, 12.50%, 01/05/22	BRL	1,300	807
Republic of Brazil, 10.25%, 01/10/28	BRL	800	424
South Africa Government International Bond, 5.88%, 05/30/22		100	94
			58,344
Treasury Inflation Index Securities - 0.1%
U.S. Treasury Inflation Index Note, 2.38%, 04/15/11		200	229
U.S. Treasury Inflation Index Note, 3.00%, 07/15/12, TBA (g)		643	1,053
U.S. Treasury Inflation Index Note, 2.63%, 07/15/17		600	695
			1,977
U.S. Treasury Securities - 1.4%
U.S. Treasury Bond, 4.50%, 05/15/17		14,550	15,812
U.S. Treasury Note, 2.75%, 02/28/13, TBA (g)		4,400	4,460
			20,272
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 58.4%
Federal Home Loan Mortgage Corp. - 10.6%
Federal Home Loan Mortgage Corp., 6.00%, 03/01/16		9	9
Federal Home Loan Mortgage Corp., 6.00%, 03/01/16		27	28
Federal Home Loan Mortgage Corp., 6.00%, 03/01/16		36	37
Federal Home Loan Mortgage Corp., 6.00%, 08/01/16		26	27
Federal Home Loan Mortgage Corp., 5.00%, 11/01/18		506	513
Federal Home Loan Mortgage Corp., 3.05%, 02/15/19 (i)		9,784	9,716
Federal Home Loan Mortgage Corp., 2.97%, 07/15/19 (i)		2,330	2,257
Federal Home Loan Mortgage Corp., 2.97%, 08/15/19 (i)		10,540	10,199
Federal Home Loan Mortgage Corp., 2.97%, 10/15/20 (i)		14,299	13,812
Federal Home Loan Mortgage Corp., 7.00%, 05/15/23		447	475
Federal Home Loan Mortgage Corp., 6.00%, 08/01/26		3,516	3,621
Federal Home Loan Mortgage Corp., 7.22%, 07/01/27 (i)		2	2
Federal Home Loan Mortgage Corp., 6.00%, 09/01/27		9,213	9,482
Federal Home Loan Mortgage Corp., 6.00%, 09/01/29		50	52

Federal Home Loan Mortgage Corp., 3.27%, 11/15/30 (i)	7	7
Federal Home Loan Mortgage Corp., 6.00%, 12/01/31	320	330
Federal Home Loan Mortgage Corp., 7.50%, 03/01/32 (f)	188	190
Federal Home Loan Mortgage Corp., 6.00%, 10/01/32	90	93
Federal Home Loan Mortgage Corp., 6.00%, 10/01/32	136	141
Federal Home Loan Mortgage Corp., 6.00%, 03/01/33	271	279
Federal Home Loan Mortgage Corp., 6.00%, 08/01/33	134	138
Federal Home Loan Mortgage Corp., 4.50%, 03/15/34	7,420	6,020
Federal Home Loan Mortgage Corp., 5.50%, 04/01/35, TBA (g)	42,000	42,407
Federal Home Loan Mortgage Corp., 6.00%, 04/01/35, TBA (g)	36,000	36,911
Federal Home Loan Mortgage Corp., 6.00%, 05/01/35	59	61
Federal Home Loan Mortgage Corp., 6.00%, 07/01/36	1,996	2,049
Federal Home Loan Mortgage Corp., 6.00%, 11/01/36	305	313
Federal Home Loan Mortgage Corp., 2.64%, 12/25/36 (f) (i)	3,607	3,554
Federal Home Loan Mortgage Corp., 5.50%, 03/01/37	4,771	4,822
Federal Home Loan Mortgage Corp., 6.00%, 05/01/37	321	330
Federal Home Loan Mortgage Corp., 6.00%, 06/01/37	331	340
Federal Home Loan Mortgage Corp., 6.00%, 08/01/37	905	929
Federal Home Loan Mortgage Corp., 6.00%, 08/01/37	544	559
Federal Home Loan Mortgage Corp., 6.00%, 08/01/37	41	42
Federal Home Loan Mortgage Corp., 6.00%, 09/01/37	627	644
Federal Home Loan Mortgage Corp., 6.00%, 10/01/37	269	276
Federal Home Loan Mortgage Corp., 6.00%, 11/01/37	873	897
Federal Home Loan Mortgage Corp., 6.00%, 01/01/38	30	29
Federal Home Loan Mortgage Corp., 5.72%, 02/25/45 (i)	130	125
		151,716
Federal National Mortgage Association - 45.6%
Federal National Mortgage Association, 5.50%, 11/01/13	7	7
Federal National Mortgage Association, 5.50%, 03/01/16	88	90
Federal National Mortgage Association, 6.00%, 04/01/16	33	34
Federal National Mortgage Association, 6.00%, 04/01/16	54	56
Federal National Mortgage Association, 6.00%, 04/01/16	72	74
Federal National Mortgage Association, 6.00%, 05/01/16	54	56
Federal National Mortgage Association, 6.00%, 08/01/16	34	35
Federal National Mortgage Association, 6.00%, 09/01/16	17	17
Federal National Mortgage Association, 6.00%, 11/01/16	28	29
Federal National Mortgage Association, 6.00%, 11/01/16	60	62
Federal National Mortgage Association, 5.50%, 12/01/16	16	16
Federal National Mortgage Association, 5.50%, 12/01/16	9	9
Federal National Mortgage Association, 5.50%, 12/01/16	61	62
Federal National Mortgage Association, 5.50%, 12/01/16	123	127
Federal National Mortgage Association, 5.50%, 01/01/17	18	19
Federal National Mortgage Association, 5.50%, 01/01/17	42	43
Federal National Mortgage Association, 5.50%, 01/01/17	13	14
Federal National Mortgage Association, 6.00%, 02/01/17	17	18
Federal National Mortgage Association, 6.00%, 02/01/17	3	3
Federal National Mortgage Association, 5.00%, 02/25/17	334	341
Federal National Mortgage Association, 5.50%, 03/01/17	75	77
Federal National Mortgage Association, 6.00%, 03/01/17	26	27
Federal National Mortgage Association, 6.00%, 03/01/17	14	14
Federal National Mortgage Association, 6.00%, 03/01/17	55	57
Federal National Mortgage Association, 6.00%, 04/01/17	61	63

Federal National Mortgage Association, 6.00%, 04/01/17	12	13
Federal National Mortgage Association, 6.00%, 04/01/17	4	4
Federal National Mortgage Association, 6.00%, 05/01/17	12	13
Federal National Mortgage Association, 6.00%, 05/01/17	8	9
Federal National Mortgage Association, 5.50%, 10/01/17	64	66
Federal National Mortgage Association, 6.00%, 10/01/17	61	63
Federal National Mortgage Association, 5.50%, 11/01/17	39	40
Federal National Mortgage Association, 5.50%, 11/01/17	2	2
Federal National Mortgage Association, 5.50%, 04/21/18, TBA (g)	6,000	6,124
Federal National Mortgage Association, 5.00%, 05/01/18	20	20
Federal National Mortgage Association, 5.00%, 06/01/18	272	276
Federal National Mortgage Association, 5.00%, 08/01/18	1,290	1,308
Federal National Mortgage Association, 5.00%, 09/01/18	173	176
Federal National Mortgage Association, 5.00%, 09/01/18	332	337
Federal National Mortgage Association, 5.00%, 09/01/18	201	204
Federal National Mortgage Association, 5.00%, 10/01/18	420	426
Federal National Mortgage Association, 5.00%, 01/01/19	462	468
Federal National Mortgage Association, 5.00%, 02/01/19	159	161
Federal National Mortgage Association, 5.00%, 04/01/19	364	369
Federal National Mortgage Association, 5.00%, 06/01/19	283	287
Federal National Mortgage Association, 5.00%, 06/01/19	867	878
Federal National Mortgage Association, 5.00%, 10/01/19	902	914
Federal National Mortgage Association, 5.00%, 10/01/19	571	578
Federal National Mortgage Association, 5.00%, 12/01/19	1,144	1,159
Federal National Mortgage Association, 5.00%, 12/01/19	263	266
Federal National Mortgage Association, 5.00%, 07/01/20	360	364
Federal National Mortgage Association, 5.00%, 10/01/20	18	18
Federal National Mortgage Association, 5.00%, 04/01/21	844	852
Federal National Mortgage Association, 5.00%, 04/01/21	409	413
Federal National Mortgage Association, 6.00%, 12/01/26	8,269	8,503
Federal National Mortgage Association, 6.00%, 02/01/27	4,267	4,388
Federal National Mortgage Association, 6.00%, 06/01/27	5,897	6,063
Federal National Mortgage Association, 6.00%, 08/01/27	8,918	9,169
Federal National Mortgage Association, 6.00%, 09/01/27	9,255	9,515
Federal National Mortgage Association, 6.00%, 10/01/27	9,204	9,463
Federal National Mortgage Association, 6.00%, 11/01/27	18,638	19,162
Federal National Mortgage Association, 6.50%, 07/01/29	1	1
Federal National Mortgage Association, 6.50%, 12/01/29	1	1
Federal National Mortgage Association, 5.50%, 11/01/32	105	107
Federal National Mortgage Association, 5.50%, 11/01/32	765	775
Federal National Mortgage Association, 5.50%, 11/01/32	578	585
Federal National Mortgage Association, 5.50%, 11/01/32	644	653
Federal National Mortgage Association, 5.50%, 01/01/33	591	599
Federal National Mortgage Association, 6.00%, 03/01/33	46	47
Federal National Mortgage Association, 5.00%, 04/25/33	737	737
Federal National Mortgage Association, 5.50%, 06/01/33	1,263	1,279
Federal National Mortgage Association, 5.50%, 07/01/33	14	15
Federal National Mortgage Association, 5.50%, 08/01/33	515	521
Federal National Mortgage Association, 5.50%, 10/01/33	21	22
Federal National Mortgage Association, 5.50%, 11/01/33	23	23
Federal National Mortgage Association, 5.50%, 11/01/33	235	238
Federal National Mortgage Association, 5.50%, 11/01/33	13	13

Federal National Mortgage Association, 5.50%, 11/01/33	549	556
Federal National Mortgage Association, 5.50%, 11/01/33	21	21
Federal National Mortgage Association, 5.50%, 12/01/33	232	235
Federal National Mortgage Association, 5.50%, 12/01/33	364	368
Federal National Mortgage Association, 5.50%, 01/01/34	81	82
Federal National Mortgage Association, 5.50%, 02/01/34	284	287
Federal National Mortgage Association, 5.50%, 02/01/34	360	365
Federal National Mortgage Association, 5.50%, 02/01/34	599	607
Federal National Mortgage Association, 5.50%, 03/01/34	20	20
Federal National Mortgage Association, 5.50%, 03/01/34	313	317
Federal National Mortgage Association, 5.50%, 03/01/34	416	421
Federal National Mortgage Association, 5.50%, 03/01/34	1,871	1,896
Federal National Mortgage Association, 5.50%, 04/01/34	317	320
Federal National Mortgage Association, 5.50%, 04/01/34	14	14
Federal National Mortgage Association, 5.50%, 04/01/34	5,045	5,110
Federal National Mortgage Association, 6.00%, 04/15/34, TBA (g)	76,300	78,160
Federal National Mortgage Association, 5.50%, 05/01/34	1,134	1,149
Federal National Mortgage Association, 5.50%, 06/01/34	1,864	1,887
Federal National Mortgage Association, 5.50%, 06/01/34	343	347
Federal National Mortgage Association, 5.50%, 06/01/34	17	18
Federal National Mortgage Association, 5.50%, 06/01/34	50	50
Federal National Mortgage Association, 5.50%, 07/01/34	569	576
Federal National Mortgage Association, 5.50%, 07/01/34	185	187
Federal National Mortgage Association, 5.50%, 07/01/34	118	119
Federal National Mortgage Association, 5.50%, 09/01/34	2,649	2,681
Federal National Mortgage Association, 5.50%, 10/01/34	655	663
Federal National Mortgage Association, 5.50%, 11/01/34	1,143	1,157
Federal National Mortgage Association, 5.50%, 12/01/34	663	671
Federal National Mortgage Association, 6.00%, 12/01/34	9	9
Federal National Mortgage Association, 4.91%, 01/01/35 (i)	2,681	2,707
Federal National Mortgage Association, 5.50%, 01/01/35	691	700
Federal National Mortgage Association, 5.50%, 01/01/35	6,114	6,187
Federal National Mortgage Association, 5.50%, 02/01/35	140	142
Federal National Mortgage Association, 5.50%, 02/01/35	1,298	1,313
Federal National Mortgage Association, 5.50%, 02/01/35	16,913	17,116
Federal National Mortgage Association, 5.50%, 02/01/35	11,651	11,791
Federal National Mortgage Association, 5.50%, 02/01/35	394	399
Federal National Mortgage Association, 5.50%, 02/01/35	212	214
Federal National Mortgage Association, 5.50%, 02/01/35	758	767
Federal National Mortgage Association, 5.50%, 02/01/35	5,365	5,426
Federal National Mortgage Association, 5.50%, 02/01/35	641	649
Federal National Mortgage Association, 5.50%, 02/01/35	568	575
Federal National Mortgage Association, 5.50%, 02/01/35	6,943	7,015
Federal National Mortgage Association, 5.50%, 02/01/35	725	733
Federal National Mortgage Association, 5.50%, 02/01/35	704	712
Federal National Mortgage Association, 5.50%, 02/01/35	8,290	8,390
Federal National Mortgage Association, 5.50%, 02/01/35	545	552
Federal National Mortgage Association, 5.50%, 02/01/35	280	284
Federal National Mortgage Association, 5.50%, 03/01/35	35	35
Federal National Mortgage Association, 5.50%, 03/01/35	160	161
Federal National Mortgage Association, 5.50%, 03/01/35	8,838	8,940
Federal National Mortgage Association, 5.50%, 03/01/35	19	19

Federal National Mortgage Association, 5.50%, 03/01/35	697	706
Federal National Mortgage Association, 5.50%, 03/01/35	706	714
Federal National Mortgage Association, 5.50%, 03/01/35	706	714
Federal National Mortgage Association, 5.50%, 03/01/35	28	29
Federal National Mortgage Association, 5.50%, 03/01/35	1,006	1,018
Federal National Mortgage Association, 5.50%, 03/01/35	34	34
Federal National Mortgage Association, 5.50%, 03/01/35	682	691
Federal National Mortgage Association, 5.50%, 03/01/35	739	748
Federal National Mortgage Association, 5.50%, 04/01/35	46	47
Federal National Mortgage Association, 5.50%, 04/01/35	180	182
Federal National Mortgage Association, 5.50%, 04/01/35	5,292	5,352
Federal National Mortgage Association, 5.50%, 05/01/35	437	442
Federal National Mortgage Association, 5.50%, 05/01/35	38	38
Federal National Mortgage Association, 5.50%, 05/01/35	131	133
Federal National Mortgage Association, 5.50%, 05/01/35	40	41
Federal National Mortgage Association, 5.50%, 05/01/35	72	73
Federal National Mortgage Association, 5.50%, 05/01/35	526	532
Federal National Mortgage Association, 5.50%, 05/01/35	638	645
Federal National Mortgage Association, 4.67%, 05/25/35 (i)	300	302
Federal National Mortgage Association, 5.50%, 06/01/35	242	245
Federal National Mortgage Association, 5.50%, 06/01/35	142	144
Federal National Mortgage Association, 5.50%, 06/01/35	277	280
Federal National Mortgage Association, 5.50%, 06/01/35	525	531
Federal National Mortgage Association, 5.50%, 06/01/35	26	27
Federal National Mortgage Association, 5.50%, 06/01/35	476	482
Federal National Mortgage Association, 5.50%, 06/01/35	271	274
Federal National Mortgage Association, 5.50%, 06/01/35	213	215
Federal National Mortgage Association, 5.50%, 06/01/35	34	34
Federal National Mortgage Association, 5.50%, 07/01/35	727	735
Federal National Mortgage Association, 5.50%, 07/01/35	806	815
Federal National Mortgage Association, 5.50%, 07/01/35	452	457
Federal National Mortgage Association, 5.50%, 07/01/35	30	30
Federal National Mortgage Association, 5.50%, 07/01/35	769	778
Federal National Mortgage Association, 5.50%, 07/01/35	78	79
Federal National Mortgage Association, 5.50%, 07/01/35	695	703
Federal National Mortgage Association, 5.50%, 07/01/35	701	709
Federal National Mortgage Association, 5.50%, 07/01/35	605	612
Federal National Mortgage Association, 5.50%, 07/01/35	44	44
Federal National Mortgage Association, 5.50%, 07/01/35	2,336	2,363
Federal National Mortgage Association, 6.00%, 07/01/35	374	384
Federal National Mortgage Association, 5.00%, 08/01/35	626	621
Federal National Mortgage Association, 5.50%, 08/01/35	28	28
Federal National Mortgage Association, 5.50%, 08/01/35	1,538	1,556
Federal National Mortgage Association, 5.50%, 08/01/35	702	710
Federal National Mortgage Association, 5.50%, 08/01/35	545	551
Federal National Mortgage Association, 5.50%, 08/01/35	826	836
Federal National Mortgage Association, 5.50%, 08/01/35	615	622
Federal National Mortgage Association, 5.50%, 08/01/35	1,549	1,567
Federal National Mortgage Association, 5.50%, 08/01/35	745	754
Federal National Mortgage Association, 5.00%, 09/01/35	3,289	3,260
Federal National Mortgage Association, 5.00%, 09/01/35	97	96
Federal National Mortgage Association, 5.00%, 09/01/35	98	97

Federal National Mortgage Association, 5.50%, 09/01/35	737	746
Federal National Mortgage Association, 5.50%, 09/01/35	1,359	1,374
Federal National Mortgage Association, 5.50%, 09/01/35	704	712
Federal National Mortgage Association, 5.50%, 09/01/35	7,442	7,527
Federal National Mortgage Association, 5.50%, 09/01/35	623	630
Federal National Mortgage Association, 5.50%, 09/01/35	543	550
Federal National Mortgage Association, 5.50%, 09/01/35	737	745
Federal National Mortgage Association, 5.50%, 09/01/35	618	626
Federal National Mortgage Association, 5.50%, 09/01/35	25	26
Federal National Mortgage Association, 5.00%, 10/01/35	324	321
Federal National Mortgage Association, 5.50%, 10/01/35	597	603
Federal National Mortgage Association, 5.50%, 10/01/35	1,870	1,891
Federal National Mortgage Association, 5.50%, 10/01/35	491	497
Federal National Mortgage Association, 5.50%, 10/01/35	603	610
Federal National Mortgage Association, 5.50%, 10/01/35	774	783
Federal National Mortgage Association, 5.50%, 11/01/35	542	548
Federal National Mortgage Association, 5.50%, 11/01/35	1,356	1,371
Federal National Mortgage Association, 5.00%, 03/01/36	31,061	30,769
Federal National Mortgage Association, 5.50%, 03/01/36	2,909	2,942
Federal National Mortgage Association, 5.50%, 03/01/36	3,930	3,975
Federal National Mortgage Association, 6.00%, 03/01/36	2,830	2,903
Federal National Mortgage Association, 5.50%, 04/01/36	2,953	2,984
Federal National Mortgage Association, 6.00%, 04/01/36	1,009	1,035
Federal National Mortgage Association, 6.50%, 04/01/36, TBA (g)	4,900	5,075
Federal National Mortgage Association, 5.00%, 04/12/36, TBA (g)	42,500	42,062
Federal National Mortgage Association, 5.50%, 04/12/36, TBA (g)	93,800	94,679
Federal National Mortgage Association, 5.00%, 05/01/36, TBA (g)	65,600	64,780
Federal National Mortgage Association, 6.00%, 06/01/36	163	167
Federal National Mortgage Association, 5.50%, 07/01/36	235	238
Federal National Mortgage Association, 5.50%, 07/01/36	912	922
Federal National Mortgage Association, 5.50%, 07/01/36	1,413	1,428
Federal National Mortgage Association, 5.50%, 07/01/36	811	820
Federal National Mortgage Association, 6.00%, 08/01/36	694	711
Federal National Mortgage Association, 6.00%, 08/01/36	73	75
Federal National Mortgage Association, 6.00%, 08/01/36	732	751
Federal National Mortgage Association, 6.00%, 08/01/36	148	152
Federal National Mortgage Association, 6.60%, 08/01/36	886	909
Federal National Mortgage Association, 6.00%, 09/01/36	497	510
Federal National Mortgage Association, 6.00%, 09/01/36	1,355	1,389
Federal National Mortgage Association, 6.00%, 09/01/36	6,550	6,717
Federal National Mortgage Association, 6.50%, 09/01/36	45	46
Federal National Mortgage Association, 5.00%, 10/01/36	984	975
Federal National Mortgage Association, 6.00%, 10/01/36	658	675
Federal National Mortgage Association, 5.50%, 11/01/36	309	313
Federal National Mortgage Association, 6.00%, 11/01/36	73	75
Federal National Mortgage Association, 6.00%, 11/01/36	68	70
Federal National Mortgage Association, 6.00%, 11/01/36	846	868
Federal National Mortgage Association, 6.00%, 11/01/36	62	64
Federal National Mortgage Association, 6.00%, 12/01/36	85	87
Federal National Mortgage Association, 6.00%, 12/01/36	185	190
Federal National Mortgage Association, 5.00%, 01/01/37	267	264
Federal National Mortgage Association, 5.00%, 01/01/37	702	695

Federal National Mortgage Association, 6.00%, 01/01/37	2,927	3,001
Federal National Mortgage Association, 6.00%, 01/01/37	24	24
Federal National Mortgage Association, 6.00%, 01/01/37	118	121
Federal National Mortgage Association, 6.00%, 01/01/37	69	71
Federal National Mortgage Association, 6.00%, 01/01/37	643	659
Federal National Mortgage Association, 5.00%, 02/01/37	24	24
Federal National Mortgage Association, 5.00%, 02/01/37	965	956
Federal National Mortgage Association, 5.00%, 02/01/37	320	317
Federal National Mortgage Association, 6.00%, 02/01/37	100	103
Federal National Mortgage Association, 6.00%, 02/01/37	637	653
Federal National Mortgage Association, 6.50%, 02/01/37	265	275
Federal National Mortgage Association, 6.50%, 02/01/37	180	187
Federal National Mortgage Association, 5.00%, 03/01/37	777	770
Federal National Mortgage Association, 5.50%, 03/01/37	5,440	5,499
Federal National Mortgage Association, 6.00%, 03/01/37	437	449
Federal National Mortgage Association, 6.00%, 03/01/37	163	167
Federal National Mortgage Association, 6.00%, 03/01/37	5,702	5,846
Federal National Mortgage Association, 6.00%, 03/01/37	720	738
Federal National Mortgage Association, 6.00%, 04/01/37	103	106
Federal National Mortgage Association, 6.00%, 04/01/37	59	60
Federal National Mortgage Association, 6.00%, 05/01/37	72	74
Federal National Mortgage Association, 6.00%, 05/01/37	794	814
Federal National Mortgage Association, 6.00%, 05/01/37	158	162
Federal National Mortgage Association, 6.00%, 05/01/37	73	74
Federal National Mortgage Association, 6.00%, 05/01/37	71	73
Federal National Mortgage Association, 6.00%, 05/01/37	75	77
Federal National Mortgage Association, 6.00%, 06/01/37	153	157
Federal National Mortgage Association, 6.00%, 06/01/37	420	431
Federal National Mortgage Association, 6.00%, 07/01/37	2,757	2,827
Federal National Mortgage Association, 2.67%, 07/25/37 (i)	2,463	2,256
Federal National Mortgage Association, 6.00%, 08/01/37	122	125
Federal National Mortgage Association, 6.50%, 08/01/37	64	67
Federal National Mortgage Association, 6.00%, 10/01/37	7,431	7,619
Federal National Mortgage Association, 6.00%, 10/01/37	941	965
Federal National Mortgage Association, 6.00%, 10/01/37	456	468
Federal National Mortgage Association, 6.50%, 10/01/37	76	79
Federal National Mortgage Association, 6.50%, 10/01/37	48	50
Federal National Mortgage Association, 6.50%, 10/01/37	47	49
Federal National Mortgage Association, 6.00%, 11/01/37	822	843
Federal National Mortgage Association, 6.00%, 11/01/37	171	175
Federal National Mortgage Association, 6.00%, 11/01/37	155	159
Federal National Mortgage Association, 6.00%, 11/01/37	139	143
Federal National Mortgage Association, 6.00%, 11/01/37	98	100
Federal National Mortgage Association, 6.50%, 11/01/37	119	124
Federal National Mortgage Association, 6.50%, 11/01/37	323	335
Federal National Mortgage Association, 6.50%, 11/01/37	457	474
Federal National Mortgage Association, 6.00%, 12/01/37	17,390	17,830
Federal National Mortgage Association, 6.00%, 01/01/38	998	1,023
Federal National Mortgage Association, 5.73%, 09/01/40 (i)	15	15
Federal National Mortgage Association, 6.50%, 12/25/42	98	103
Federal National Mortgage Association, 5.53%, 06/01/43 (i)	922	917
Federal National Mortgage Association, 2.95%, 03/25/44 (i)	856	846

		644,592
Government National Mortgage Association - 0.2%
Government National Mortgage Association, 6.38%, 05/20/26	96	98
Government National Mortgage Association, 6.38%, 02/20/27	9	9
Government National Mortgage Association, 6.38%, 04/20/30	14	14
Government National Mortgage Association, 6.38%, 05/20/30	11	12
Government National Mortgage Association, 5.75%, 02/20/32 (i)	122	123
Government National Mortgage Association, 6.00%, 02/20/32	72	73
Government National Mortgage Association, 6.00%, 05/15/37	1,890	1,954
		2,283
Small Business Administration Participation Certificates - 2.0%
Small Business Administration Participation Certificates, 7.45%, 08/01/10	6	6
Small Business Administration Participation Certificates, 5.13%, 09/01/23	65	65
Small Business Administration Participation Certificates, 5.52%, 06/01/24	1,432	1,482
Small Business Administration Participation Certificates, 6.29%, 01/01/21	40	42
Small Business Administration Participation Certificates, 5.29%, 12/01/27	1,200	1,217
Small Business Administration Participation Certificates, 5.16%, 02/01/28	12,500	12,659
Small Business Administration Participation Certificates, 5.49%, 03/01/28	12,000	12,271
		27,742

Total Government and Agency Obligations (cost $916,186)		928,389

SHORT TERM INVESTMENTS - 14.7%
Certificates of Deposit - 0.8%
Dexia Credit SA NY, 4.80%, 09/29/08 (i)	8,500	8,501
Fortis Bank NY, 4.79%, 06/30/08 (i)	1,300	1,300
Fortis Bank NY, 4.78%, 09/30/08 (i)	1,700	1,697
		11,498
Commercial Paper - 9.5%
ANZ National, 2.77%, 06/05/08 (e) (u)	9,800	9,751
Bank of Scotland Plc, 3.07%, 04/24/08	35,000	34,927
Bank of Scotland Plc, 2.75%, 06/09/08	3,600	3,581
BNP Paribas Finance Inc., 2.69%, 04/14/08	12,900	12,887
Fortis Funding LLC, 3.01%, 05/13/08 (e) (u)	5,200	5,183
San Paolo IMI US Financial Co., 3.03%, 05/28/08	9,000	8,960
Santander Central Hispano Issuances Ltd., 2.99%, 05/21/08	4,100	4,085
Stadshypotek AB, 3.15%, 04/22/08 (e) (u)	6,500	6,488
Stadshypotek AB, 3.06%, 05/22/08 (e) (u)	13,000	12,951
UBS Finance LLC, 3.07%, 04/23/08	33,900	33,837
		132,650
Financials - 0.2%
Amgen Inc., 3.17%, 11/28/08 (i)	3,300	3,296

Federal National Mortgage Association - 0.2%
Federal National Mortgage Association, 2.21%, 05/30/08	3,400	3,389

Mutual Funds - 1.8%
JNL Money Market Fund, 2.72% (a) (h)	26,074	26,074

U.S. Treasury Securities - 2.2%
U.S. Treasury Bill, 1.08%, 05/29/08	2,000	1,996
U.S. Treasury Bill, 0.83%, 06/05/08	6,300	6,285

U.S. Treasury Bill, 1.40%, 06/12/08	1,000	998
U.S. Treasury Bill, 1.09%, 07/10/08	9,100	9,066
U.S. Treasury Bill, 1.25%, 08/28/08	13,000	12,918
		31,263

Total Short Term Investments (cost $208,189)		208,170

Total Investments - 127.1% (cost $1,797,302)		1,798,271
Total Forward Sales Commitments, Net - (7.5%)		(106,745)
Other Assets and Liabilities, Net - (27.1%) (o)		(276,850)
Total Net Assets - 100%		$ 1,414,676

Forward Sales Commitments - 7.5%
GOVERNMENT SECURITIES - 7.4%
Treasury Inflation Index Securities - 0.1%
U.S. Treasury Inflation Index Note, 2.38%, 04/15/11	$ 200	$ 229
U.S. Treasury Inflation Index Note, 2.63%, 07/15/17	600	696
		925
U.S. Treasury Securities - 7.3%
U.S. Treasury Bond, 4.50%, 05/15/17	27,250	29,613
U.S. Treasury Note, 2.00%, 02/28/10	4,500	4,531
U.S. Treasury Note, 2.13%, 01/31/10	4,300	4,337
U.S. Treasury Note, 2.75%, 02/28/13	4,400	4,461
U.S. Treasury Note, 2.88%, 01/31/13	16,000	16,309
U.S. Treasury Note, 3.13%, 11/30/09	6,100	6,248
U.S. Treasury Note, 3.25%, 12/31/09	33,300	34,218
U.S. Treasury Note, 4.25%, 08/15/13	3,900	4,246
		103,963
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.1%
Government National Mortgage Association - 0.1%
Government National Mortgage Association, 6.00%, 04/18/35	1,800	1,857

Total Forward Sales Commitments - 7.5% (proceeds $104,941)		$ 106,745

JNL/PPM America Core Equity Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 12.1%
Abercrombie & Fitch Co. - Class A	10	$ 709
CBS Corp. - Class B	7	155
Comcast Corp. - Class A (b)	92	1,777
Ford Motor Co. (b) (c)	132	757
Fortune Brands Inc.	19	1,348
General Motors Corp. (b)	70	1,334
Home Depot Inc.	59	1,645
Liz Claiborne Inc. (b)	45	820
Macy's Inc.	50	1,162
Newell Rubbermaid Inc.	39	890
Sherwin-Williams Co. (b)	24	1,210
Time Warner Inc.	38	527
VF Corp.	12	922
Viacom Inc. - Class B (c)	7	265

Walt Disney Co.	19	609
		14,130
CONSUMER STAPLES - 8.5%
Altria Group Inc.	30	662
Anheuser-Busch Cos. Inc.	8	365
Archer-Daniels-Midland Co.	16	671
Coca-Cola Co.	18	1,114
Colgate-Palmolive Co.	4	280
Kimberly-Clark Corp.	4	278
Kraft Foods Inc. - Class A	16	493
PepsiCo Inc.	15	1,061
Philip Morris International Inc. (c)	30	1,507
Procter & Gamble Co.	32	2,207
Wal-Mart Stores Inc.	24	1,281
		9,919
ENERGY - 12.8%
Anadarko Petroleum Corp.	5	296
Apache Corp.	13	1,583
Chevron Corp.	32	2,706
ConocoPhillips	25	1,867
Exxon Mobil Corp.	56	4,694
Newfield Exploration Co. (c)	28	1,480
Occidental Petroleum Corp.	21	1,566
Transocean Inc. (b) (c)	3	446
Valero Energy Corp.	6	275
		14,913
FINANCIALS - 21.0%
Allstate Corp.	29	1,408
American Express Co.	12	516
American International Group Inc.	45	1,951
Bank of America Corp.	69	2,612
Capital One Financial Corp. (b)	4	202
Citigroup Inc.	76	1,634
Discover Financial Services	5	79
Fannie Mae	56	1,466
Goldman Sachs Group Inc.	4	662
Hartford Financial Services Group Inc.	22	1,644
JPMorgan Chase & Co.	54	2,302
Lincoln National Corp.	22	1,165
Merrill Lynch & Co. Inc.	36	1,463
Morgan Stanley	11	498
Sovereign Bancorp Inc. (b)	74	692
SunTrust Banks Inc.	4	199
Travelers Cos. Inc.	32	1,517
U.S. Bancorp	18	573
Wachovia Corp.	57	1,546
Washington Mutual Inc. (b)	80	822
Wells Fargo & Co.	56	1,620
		24,571
HEALTH CARE - 9.5%
Abbott Laboratories	16	866

Amgen Inc. (c)	11	460
Baxter International Inc.	7	376
Bristol-Myers Squibb Co.	21	439
Cardinal Health Inc.	4	189
Cigna Corp.	18	718
Covidien Ltd.	5	226
Eli Lilly & Co.	10	526
Johnson & Johnson	30	1,933
Medtronic Inc.	11	556
Merck & Co. Inc.	26	972
Pfizer Inc.	113	2,363
Schering-Plough Corp.	16	236
UnitedHealth Group Inc.	13	450
WellPoint Inc. (c)	6	260
Wyeth	14	572
		11,142
INDUSTRIALS - 10.4%
3M Co.	7	586
Boeing Co.	8	588
Burlington Northern Santa Fe Corp.	3	277
Caterpillar Inc.	23	1,793
Emerson Electric Co.	8	412
General Electric Co.	103	3,794
Goodrich Corp.	17	966
Honeywell International Inc.	8	434
Masco Corp. (b)	71	1,408
Tyco Electronics Ltd.	5	182
Tyco International Ltd.	5	225
United Parcel Service Inc. - Class B	11	781
United Technologies Corp.	10	701
		12,147
INFORMATION TECHNOLOGY - 14.1%
Applied Materials Inc.	14	277
Automatic Data Processing Inc.	6	233
Avnet Inc. (c)	21	694
Cisco Systems Inc. (c)	62	1,494
Computer Sciences Corp. (c)	30	1,240
Dell Inc. (c)	23	458
Electronic Data Systems Corp.	5	87
Hewlett-Packard Co.	39	1,759
Ingram Micro Inc. - Class A (c)	45	716
Intel Corp.	87	1,832
International Business Machines Corp.	22	2,579
Microsoft Corp.	82	2,339
Motorola Inc.	84	777
Oracle Corp. (c)	40	777
QUALCOMM Inc.	17	677
Texas Instruments Inc.	14	406
Western Union Co.	7	156
		16,501
MATERIALS - 5.5%
Alcoa Inc.	9	307
Allegheny Technologies Inc.	12	863
Dow Chemical Co.	38	1,400
EI Du Pont de Nemours & Co.	28	1,309
Nucor Corp. (b)	22	1,470
PPG Industries Inc.	19	1,126
		6,475
TELECOMMUNICATION SERVICES - 4.7%
AT&T Inc.	78	2,976
Sprint Nextel Corp.	128	853
Verizon Communications Inc.	46	1,691
		5,520
UTILITIES - 1.0%
Dominion Resources Inc.	28	1,123

Total Common Stocks (cost $130,231)		116,441

SHORT TERM INVESTMENTS - 9.8%
Mutual Funds - 0.2%
JNL Money Market Fund, 2.72% (a) (h)	181	181

Securities Lending Collateral - 9.6%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	11,309	11,309

Total Short Term Investments (cost $11,490)		11,490

Total Investments - 109.4% (cost $141,721)		127,931
Other Assets and Liabilities, Net - (9.4%)		(11,037)
Total Net Assets - 100%		$ 116,894

JNL/PPM America High Yield Bond Fund
COMMON STOCKS - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f) (s) (t)	429	$ 4
Mattress Discounters Corp. (c) (f) (t)	1	-
		4
CONSUMER STAPLES - 0.0%
VFB LLC (c) (f) (t)	79	1

FINANCIALS - 0.0%
Contifinancial Corp. Liquidating Trust (c) (f) (t)	117	1

ENERGY - 0.3%
Chesapeake Energy Corp. (b)	14	661

INDUSTRIALS - 0.0%
Terex Corp. (c)	1	32

INFORMATION TECHNOLOGY - 0.0%
Axiohm Transaction Solutions Inc. (c) (f) (t)	1	-

MATERIALS - 0.0%
Applied Extrusion Technologies Inc. - Class B (b) (c) (f) (t)	3	18

TELECOMMUNICATION SERVICES - 0.0%
Manitoba Telecom Services Inc. (t)	1	20

Total Common Stocks (cost $962)		736

PREFERRED STOCKS - 1.1%
CONSUMER DISCRETIONARY - 0.0%
ION Media Networks Inc., 12.00%, 8/31/13	-	7

FINANCIALS - 1.1%
Federal National Mortgage Association, 8.25% (callable at 25 beginning 12/31/10) (p)	50	1,203
Freddie Mac 8.38%, Series Z (callable at 25 beginning 12/31/12) (p)	50	1,220
Wells Fargo Capital XII, 7.88% (callable at 25 on 03/15/13) (b)	18	455
		2,878

Total Preferred Stocks (cost $3,027)		2,885

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Airplanes Pass Through Trust, 10.88%, 03/15/12 (d) (f)	$ 123	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $124)		-

CORPORATE BONDS AND NOTES - 89.5%
CONSUMER DISCRETIONARY - 22.3%
AMC Entertainment Inc., 11.00%, 02/01/16	2,505	2,345
Beazer Homes USA Inc., 6.50%, 11/15/13	538	385
Beazer Homes USA Inc., 6.88%, 07/15/15	3,000	2,145
Caesars Entertainment Inc., 8.13%, 05/15/11 (b)	1,000	840
Centex Corp., 5.13%, 10/01/13	1,675	1,340

Clear Channel Communications Inc., 6.25%, 03/15/11	1,000	883
CSC Holdings Inc., 8.13%, 07/15/09	110	111
CSC Holdings Inc., 8.13%, 08/15/09	145	146
CSC Holdings Inc., 7.63%, 04/01/11	3,330	3,293
CSC Holdings Inc., 7.63%, 07/15/18	175	160
Dex Media Finance Co., 8.50%, 08/15/10 (b)	1,100	1,070
Dex Media Inc., 9.00%, 11/15/13 (k)	1,800	1,296
DI Finance/DynCorp International LLC, 9.50%, 02/15/13	1,605	1,641
DirecTV Holdings LLC, 6.38%, 06/15/15	3,140	2,928
EchoStar DBS Corp., 7.00%, 10/01/13	1,455	1,371
EchoStar DBS Corp., 7.13%, 02/01/16	1,925	1,795
Fontainebleau Las Vegas Holdings LLC, 10.25%, 06/15/15 (b) (e) (u)	2,000	1,410
Ford Motor Co., 4.25%, 12/15/36	320	274
General Motors Corp., 7.20%, 01/15/11 (b)	820	685
General Motors Corp., 7.13%, 07/15/13 (b)	895	689
General Motors Corp., 8.38%, 07/15/33 (b)	4,782	3,371
Harrah's Operating Co. Inc., 5.38%, 12/15/13 (b)	6,500	4,193
K. Hovnanian Enterprises Inc., 8.63%, 01/15/17	467	360
KB Home, 5.75%, 02/01/14	1,650	1,419
Lear Corp., 5.75%, 08/01/14	2,900	2,320
LIN Television Corp., 6.50%, 05/15/13	675	626
LIN Television Corp., 6.50%, 05/15/13	1,400	1,299
MGM Mirage Inc., 8.50%, 09/15/10	500	516
MGM Mirage Inc., 7.63%, 01/15/17	1,425	1,297
Michaels Stores Inc., 11.38%, 11/01/16 (b)	2,000	1,570
Neiman-Marcus Group Inc., 9.00%, 10/15/15	845	845
Neiman-Marcus Group Inc., 10.38%, 10/15/15 (b)	2,705	2,705
New Albertsons Inc., 7.45%, 08/01/29	3,000	2,762
R.H. Donnelley Corp., 6.88%, 01/15/13	200	122
R.H. Donnelley Corp., 6.88%, 01/15/13	125	76
R.H. Donnelley Corp., 6.88%, 01/15/13	1,725	1,052
Royal Caribbean Cruises Ltd., 7.25%, 06/15/16 (b)	2,500	2,282
Station Casinos Inc., 6.00%, 04/01/12	90	74
Station Casinos Inc., 6.50%, 02/01/14 (b)	1,000	600
Station Casinos Inc., 6.88%, 03/01/16	2,175	1,267
Station Casinos Inc., 7.75%, 08/15/16	690	555
Station Casinos Inc., 6.63%, 03/15/18 (b)	50	28
TRW Automotive Inc., 7.00%, 03/15/14 (e) (u)	2,500	2,306
Univision Communications Inc., 9.75%, 03/15/15 (b) (e) (u)	534	323
Valassis Communications Inc., 8.25%, 03/01/15	1,500	1,234
		58,009
CONSUMER STAPLES - 2.8%
ARAMARK Corp., 6.74%, 02/01/15 (i)	220	194
ARAMARK Corp., 8.50%, 02/01/15	4,900	4,912
Dole Food Co. Inc., 7.25%, 06/15/10 (b)	2,790	2,148
Dole Food Co. Inc., 8.88%, 03/15/11	161	131
		7,385
ENERGY - 11.6%
Chesapeake Energy Corp., 7.00%, 08/15/14	500	501
Chesapeake Energy Corp., 6.63%, 01/15/16	50	49
Chesapeake Energy Corp., 6.50%, 08/15/17	575	555
Chesapeake Energy Corp., 6.25%, 01/15/18	2,435	2,325

Complete Production Services Inc., 8.00%, 15/15/16	3,275	3,144
El Paso Corp., 7.88%, 06/15/12 (b)	2,000	2,091
El Paso Corp., 7.80%, 08/01/31	3,460	3,553
El Paso Corp., 7.75%, 01/15/32 (b)	430	442
Enterprise Products Operating LP, 8.38%, 08/01/16	860	837
NGPL PipeCo LLC, 7.12%, 12/15/17 (e) (u)	3,000	3,103
Peabody Energy Corp., 6.88%, 03/15/13	1,000	1,015
Petrohawk Energy Corp., 9.13%, 07/15/13	1,040	1,069
Pride International Inc., 7.38%, 07/15/14	2,000	2,080
Stone Energy Corp., 8.25%, 12/15/11	1,250	1,238
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15 (e) (u)	4,200	4,184
Transcontinental Gas Pipe Line Corp., 8.88%, 07/15/12	1,500	1,706
VeraSun Energy Corp., 9.38%, 06/01/17 (e) (u)	1,180	808
Whiting Petroleum Corp., 7.25%, 05/01/12	825	815
Whiting Petroleum Corp., 7.00%, 02/01/14	625	618
		30,133
FINANCIALS - 16.9%
Bank of America Corp., 8.00% (callable at 100 beginning 01/30/18) (p)	1,500	1,502
CIT Group Inc., 7.63%, 11/30/12	500	416
Citigroup Capital XXI, 8.30%, 12/21/57 (callable at 100 beginning 12/21/37)	621	612
Countrywide Financial Corp., 6.25%, 05/15/16 (b)	1,500	1,217
Dow Jones CDX HY, 8.75%, 12/29/12 - Credit Linked Note (b) (e) (u)	11,880	11,301
Ford Motor Credit Co., 7.88%, 06/15/10	800	698
Ford Motor Credit Co., 8.05%, 06/15/11 (i)	1,070	849
Ford Motor Credit Co., 9.88%, 08/10/11	1,045	932
Ford Motor Credit Co., 7.13%, 01/13/12 (i)	358	264
Ford Motor Credit Co., 8.71%, 04/15/12 (i)	1,005	944
General Motors Acceptance Corp., 6.88%, 08/28/12	7,415	5,635
Goldman Sachs Group Inc., 6.75%, 10/01/37	1,121	1,043
Hawker Beechcraft Acquisition Co. LLC, 8.50%, 04/01/15 (b)	3,000	3,083
Host Hotels & Resorts LP, 7.13%, 11/01/13	2,075	2,034
Host Hotels & Resorts LP, 6.38%, 03/15/15	75	70
Knight Inc., 6.50%, 09/01/12	2,038	2,066
Liberty Mutual Group, 7.80%, 03/15/37 (e) (u)	2,600	2,192
LyondellBasell Industries AF SCA, 8.38%, 08/15/15 (e) (u)	1,180	861
Nielsen Finance LLC, 10.00%, 08/01/14	2,500	2,488
Residential Capital LLC, 7.38%, 06/30/10 (k)	1,282	644
Residential Capital LLC, 6.50%, 06/01/12 (l)	2,218	1,087
Saint Acquisition Corp., 12.50%, 05/15/17 (b) (e) (u)	1,500	611
Smurfit Kappa Funding Plc, 7.75%, 04/01/15	575	503
Wachovia Corp., 7.98% (callable at 100 beginning 03/15/18) (p)	1,000	983
Washington Mutual Inc., 7.25%, 11/01/17 (b)	2,000	1,564
Washington Mutual Preferred Funding LLC, 9.75%, (callable at 100 beginning 12/15/17) (e) (p) (u)	500	382
		43,981
HEALTH CARE - 7.5%
Community Health Systems Inc., 8.88%, 07/15/15	4,733	4,751
HCA Inc., 6.25%, 02/15/13	3,700	3,219
HCA Inc., 5.75%, 03/15/14	4,595	3,791
HCA Inc., 9.25%, 11/15/16	1,275	1,323
HealthSouth Corp., 10.75%, 06/15/16 (b)	4,000	4,200
IASIS Healthcare LLC / IASIS Capital Corp., 8.75%, 06/15/14	2,300	2,288
		19,572

INDUSTRIALS - 4.9%
Bombardier Inc., 6.75%, 05/01/12 (e) (u)	1,000	990
Continental Airlines Inc., 6.54%, 03/15/08 (f)	2	2
Deluxe Corp., 7.38%, 06/01/15	2,235	2,084
GrafTech Finance Inc., 10.25%, 02/15/12	88	91
Holt Group Inc., 9.75%, 01/15/06 (d) (f)	125	-
L-3 Communications Corp., 6.13%, 01/15/14	1,000	975
Meritage Homes Corp., 6.25%, 03/15/15	4,000	3,000
Penhall International Corp., 12.00%, 08/01/14 (e) (u)	1,655	1,398
Radnor Holdings Corp., 11.00%, 03/15/10 (d)	100	-
Safety-Kleen Services, 9.25%, 06/01/08 (d) (f)	125	-
Standard Pacific Corp., 7.00%, 08/15/15 (b)	4,000	2,870
Stone Container Finance, 7.38%, 07/15/14	1,375	1,141
United Air Lines Inc., 6.20%, 09/01/08 (f)	272	270
		12,821
INFORMATION TECHNOLOGY - 2.8%
Flextronics International Ltd., 6.25%, 11/15/14	1,000	920
Freescale Semiconductor Inc., 8.88%, 12/15/14	980	767
Freescale Semiconductor Inc., 10.13%, 12/15/16 (b)	4,800	3,240
Sungard Data Systems Inc., 9.13%, 08/15/13	400	404
Sungard Data Systems Inc., 10.25%, 08/15/15 (b)	2,015	2,025
		7,356
MATERIALS - 7.5%
Freeport-McMoRan Copper & Gold Inc., 8.38%, 04/01/17	9,020	9,572
Georgia-Pacific Corp., 8.13%, 05/15/11 (b)	650	645
Georgia-Pacific Corp., 7.70%, 06/15/15	2,000	1,880
Ineos Group Holdings Plc, 8.50%, 02/15/16 (b) (e) (u)	3,500	2,721
NewPage Corp., 9.49%, 05/01/12 (i)	1,295	1,282
NewPage Corp., 10.00%, 05/01/12	110	112
NewPage Corp., 12.00%, 05/01/13 (b)	1,230	1,233
Smurfit-Stone Container Enterprises Inc., 8.38%, 07/01/12	585	529
Smurfit-Stone Container Enterprises Inc., 8.00%, 03/15/17	1,825	1,533
		19,507
TELECOMMUNICATION SERVICES - 5.3%
Cincinnati Bell Inc., 8.38%, 01/15/14	3,385	3,173
Citizens Communications Co., 6.25%, 01/15/13	750	679
Citizens Communications Co., 7.13%, 03/15/19	620	543
Citizens Communications Co., 7.88%, 01/15/27	590	506
Citizens Communications Co., 9.00%, 08/15/31	281	246
Intelsat Ltd., 6.50%, 11/01/13	3,700	2,405
Intelsat Ltd., 9.00%, 06/15/16	295	297
Kabel Deutschland GmbH, 10.63%, 07/01/14	1,000	981
Nordic Telephone Co. Holdings ApS, 8.88%, 05/01/16 (e) (u)	945	917
Qwest Communications International Inc., 7.50%, 02/15/14	825	776
Qwest Communications International Inc., 7.50%, 02/15/14 (k)	145	136
Rural Cellular Corp., 9.88%, 02/01/10	630	647
Windstream Corp., 8.13%, 08/01/13	700	688
Windstream Corp., 8.63%, 08/01/16	1,925	1,891
		13,885
UTILITIES - 7.9%
AES China Generating Co. Ltd., 8.25%, 06/26/10	155	146

AES Corp., 9.50%, 06/01/09	1,200	1,238
AES Corp., 9.38%, 09/15/10	50	53
AES Corp., 8.88%, 02/15/11 (b)	25	26
AES Corp., 8.00%, 10/15/17 (b)	3,000	3,038
CMS Energy Corp., 6.55%, 07/17/17	2,500	2,419
Dynegy Holdings Inc., 7.75%, 06/01/19	3,000	2,805
Dynegy Holdings Inc., 7.63%, 10/15/26	125	106
Edison Mission Energy, 7.50%, 06/15/13	170	174
Edison Mission Energy, 7.75%, 06/15/16 (b)	940	968
Edison Mission Energy, 7.00%, 05/15/17	1,900	1,891
Energy Future Holdings Corp., 10.88%, 11/01/17 (e) (u)	2,500	2,525
Midwest Generation LLC, 8.56%, 01/02/16	693	752
Mirant North America LLC, 7.38%, 12/31/13	1,780	1,798
Orion Power Holdings Inc., 12.00%, 05/01/10	2,025	2,212
Southern Natural Gas Co., 8.00%, 03/01/32	270	295
		20,446

Total Corporate Bonds and Notes (cost $255,591)		233,096

SHORT TERM INVESTMENTS - 24.0%
Mutual Funds - 7.0%
JNL Money Market Fund, 2.72% (a) (h)	18,158	18,158

Securities Lending Collateral - 17.0%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	44,300	44,300

Total Short Term Investments (cost $62,458)		62,458

Total Investments - 114.9% (cost $322,162)		299,175
Other Assets and Liabilities, Net - (14.9%)		(38,833)
Total Net Assets - 100%		$ 260,342

JNL/PPM America Value Equity Fund
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 17.8%
Abercrombie & Fitch Co. - Class A	26	$ 1,872
Comcast Corp. - Class A (b)	249	4,820
Ford Motor Co. (b) (c)	358	2,048
Fortune Brands Inc.	53	3,656
General Motors Corp. (b)	193	3,673
Home Depot Inc. (b)	155	4,324
Liz Claiborne Inc. (b)	115	2,091
Macy's Inc.	135	3,102
Newell Rubbermaid Inc.	106	2,415
Sherwin-Williams Co. (b)	67	3,415
VF Corp.	32	2,510
		33,926
CONSUMER STAPLES - 2.5%
Altria Group Inc.	42	921
Archer-Daniels-Midland Co.	44	1,823
Philip Morris International Inc. (c)	42	2,100

		4,844
ENERGY - 11.5%
Apache Corp.	36	4,313
Chevron Corp.	56	4,755
ConocoPhillips	62	4,687
Newfield Exploration Co. (b) (c)	72	3,805
Occidental Petroleum Corp.	58	4,244
		21,804
FINANCIALS - 29.6%
Allstate Corp.	80	3,850
American International Group Inc.	110	4,753
Bank of America Corp.	123	4,674
Citigroup Inc.	226	4,847
Fannie Mae	162	4,266
Hartford Financial Services Group Inc.	58	4,387
JPMorgan Chase & Co.	109	4,673
Lincoln National Corp.	58	2,995
Merrill Lynch & Co. Inc.	103	4,192
Sovereign Bancorp Inc. (b)	201	1,870
Travelers Cos. Inc.	89	4,235
Wachovia Corp.	168	4,533
Washington Mutual Inc. (b)	235	2,425
Wells Fargo & Co. (b)	152	4,430
		56,130
HEALTH CARE - 4.7%
Cigna Corp.	49	1,968
Merck & Co. Inc.	53	2,023
Pfizer Inc.	239	4,993
		8,984
INDUSTRIALS - 6.0%
Caterpillar Inc. (b)	62	4,885
Goodrich Corp.	46	2,617
Masco Corp. (b)	194	3,849
		11,351
INFORMATION TECHNOLOGY - 10.8%
Avnet Inc. (c)	58	1,889
Computer Sciences Corp. (b) (c)	80	3,267
Hewlett-Packard Co.	80	3,657
Ingram Micro Inc. - Class A (c)	114	1,811
Intel Corp.	150	3,179
International Business Machines Corp.	41	4,755
Motorola Inc.	197	1,834
		20,392
MATERIALS - 8.9%
Allegheny Technologies Inc.	37	2,605
Dow Chemical Co.	104	3,814
EI Du Pont de Nemours & Co.	69	3,217
Nucor Corp. (b)	59	4,017
PPG Industries Inc.	52	3,158
		16,811
TELECOMMUNICATION SERVICES - 6.1%

AT&T Inc.	130	4,960
Sprint Nextel Corp.	346	2,314
Verizon Communications Inc.	116	4,210
		11,484
UTILITIES - 1.6%
Dominion Resources Inc. (b)	75	3,059

Total Common Stocks (cost $224,757)		188,785

SHORT TERM INVESTMENTS - 16.6%
Mutual Funds - 0.1%
JNL Money Market Fund, 2.72% (a) (h)	105	105

Securities Lending Collateral - 16.5%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	31,371	31,371

Total Short Term Investments (cost $31,476)		31,476

Total Investments - 116.1% (cost $256,233)		220,261
Other Assets and Liabilities, Net - (16.1%)		(30,593)
Total Net Assets - 100%		$ 189,668

JNL/S&P Competitive Advantage Fund
COMMON STOCKS - 94.8%
CONSUMER DISCRETIONARY - 26.6%
Bed Bath & Beyond Inc. (b) (c)	60	$ 1,772
Best Buy Co. Inc.	37	1,530
Coach Inc. (c)	51	1,534
Darden Restaurants Inc.	47	1,523
Family Dollar Stores Inc.	80	1,564
Harley-Davidson Inc. (b)	39	1,475
RadioShack Corp.	102	1,659
Sherwin-Williams Co.	30	1,536
TJX Cos. Inc.	64	2,130
		14,723
CONSUMER STAPLES - 12.9%
Coca-Cola Co.	30	1,852
Kellogg Co.	35	1,838
PepsiCo Inc.	24	1,768
SYSCO Corp.	58	1,686
		7,144
ENERGY - 16.0%
Chevron Corp.	22	1,838
Exxon Mobil Corp.	21	1,793
Halliburton Co.	52	2,028
Schlumberger Ltd.	20	1,760
Sunoco Inc.	28	1,456
		8,875
FINANCIALS - 3.3%
Federated Investors Inc. - Class B	46	1,813

HEALTH CARE - 3.2%
Varian Medical Systems Inc. (c)	38	1,770

INDUSTRIALS - 16.0%
3M Co.	23	1,794
CH Robinson Worldwide Inc.	37	1,994
Lockheed Martin Corp.	17	1,694
Robert Half International Inc.	70	1,803
Rockwell Automation Inc.	28	1,598
		8,883
INFORMATION TECHNOLOGY - 9.8%
International Business Machines Corp.	18	2,068
Lexmark International Inc. (c)	54	1,664
Texas Instruments Inc.	60	1,692
		5,424
MATERIALS - 7.0%
Ecolab Inc.	39	1,713
Nucor Corp.	32	2,161
		3,874

Total Common Stocks (cost $53,605)		52,506

SHORT TERM INVESTMENTS - 10.5%
Mutual Funds - 4.8%
JNL Money Market Fund, 2.72% (a) (h)	2,642	2,642

Securities Lending Collateral - 5.7%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (h)	3,161	3,161

Total Short Term Investments (cost $5,803)		5,803

Total Investments - 105.3% (cost $59,408)		58,309
Other Assets and Liabilities, Net - (5.3%)		(2,923)
Total Net Assets - 100%		$ 55,386

JNL/S&P Dividend Income & Growth Fund
COMMON STOCKS - 93.0%
CONSUMER DISCRETIONARY - 8.7%
Carnival Corp.	31	$ 1,272
Gannett Co. Inc.	39	1,121
Leggett & Platt Inc.	69	1,051
		3,444
CONSUMER STAPLES - 10.1%
Altria Group Inc.	18	406
ConAgra Foods Inc.	57	1,357
Philip Morris International Inc. (c)	18	925
UST Inc.	24	1,335
		4,023
ENERGY - 9.9%
Chevron Corp.	16	1,379
ConocoPhillips	18	1,348

Marathon Oil Corp.	25	1,156
		3,883
FINANCIALS - 6.0%
First Horizon National Corp. (b)	64	900
National City Corp.	71	703
Washington Mutual Inc. (b)	72	738
		2,341
HEALTH CARE - 9.2%
Bristol-Myers Squibb Co.	47	1,003
Eli Lilly & Co.	27	1,382
Pfizer Inc.	59	1,229
		3,614
INDUSTRIALS - 9.9%
Avery Dennison Corp.	27	1,340
Masco Corp.	63	1,255
Pitney Bowes Inc.	37	1,290
		3,885
INFORMATION TECHNOLOGY - 10.3%
Automatic Data Processing Inc.	31	1,334
Intel Corp.	54	1,151
International Business Machines Corp.	13	1,552
		4,037
MATERIALS - 9.7%
Alcoa Inc.	39	1,406
Bemis Co. Inc.	52	1,329
Vulcan Materials Co. (b)	16	1,060
		3,795
TELECOMMUNICATION SERVICES - 9.5%
AT&T Inc.	37	1,420
CenturyTel Inc.	33	1,106
Verizon Communications Inc.	33	1,195
		3,721
UTILITIES - 9.7%
Consolidated Edison Inc.	29	1,162
Integrys Energy Group Inc.	28	1,295
Southern Co.	38	1,342
		3,799

Total Common Stocks (cost $38,837)		36,542

SHORT TERM INVESTMENTS - 12.8%
Mutual Funds - 6.2%
JNL Money Market Fund, 2.72% (a) (h)	2,463	2,463

Securities Lending Collateral - 6.6%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (h)	2,577	2,577

Total Short Term Investments (cost $5,040)		5,040

Total Investments - 105.8% (cost $43,877)		41,582
Other Assets and Liabilities, Net - (5.8%)		(2,285)

Total Net Assets - 100%		$ 39,297

JNL/S&P Intrinsic Value Fund
COMMON STOCKS - 94.4%
CONSUMER DISCRETIONARY - 27.4%
AutoZone Inc. (c)	17	$ 1,879
Black & Decker Corp.	22	1,471
Brunswick Corp.	90	1,442
Gannett Co. Inc.	50	1,455
Hasbro Inc. (b)	66	1,848
Leggett & Platt Inc.	88	1,347
Omnicom Group Inc.	38	1,668
RadioShack Corp.	99	1,617
Sherwin-Williams Co.	29	1,497
		14,224
ENERGY - 10.1%
ConocoPhillips	23	1,750
ENSCO International Inc.	34	2,139
Valero Energy Corp.	28	1,371
		5,260
HEALTH CARE - 10.6%
AmerisourceBergen Corp.	40	1,641
Coventry Health Care Inc. (c)	32	1,284
McKesson Corp.	27	1,427
UnitedHealth Group Inc.	33	1,151
		5,503
INDUSTRIALS - 20.2%
Boeing Co.	20	1,479
Caterpillar Inc.	26	2,005
L-3 Communications Holdings Inc.	17	1,817
Masco Corp.	82	1,629
RR Donnelley & Sons Co.	50	1,521
Tyco International Ltd.	46	2,020
		10,471
INFORMATION TECHNOLOGY - 15.8%
Computer Sciences Corp. (c)	34	1,403
Electronic Data Systems Corp.	91	1,513
International Business Machines Corp.	17	2,014
Lexmark International Inc. (c)	53	1,621
Xerox Corp.	109	1,632
		8,183
MATERIALS - 7.6%
Ball Corp.	40	1,828
Nucor Corp.	31	2,105
		3,933
TELECOMMUNICATION SERVICES - 2.7%
CenturyTel Inc.	43	1,417

Total Common Stocks (cost $51,838)		48,991

SHORT TERM INVESTMENTS - 8.8%

Mutual Funds - 5.2%
JNL Money Market Fund, 2.72% (a) (h)	2,702	2,702

Securities Lending Collateral - 3.6%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (h)	1,881	1,881

Total Short Term Investments (cost $4,583)		4,583

Total Investments - 103.2% (cost $56,421)		53,574
Other Assets and Liabilities, Net - (3.2%)		(1,657)
Total Net Assets - 100%		$ 51,917

JNL/S&P Total Yield Fund
COMMON STOCKS - 93.2%
CONSUMER DISCRETIONARY - 40.7%
Brunswick Corp.	63	$ 1,007
Centex Corp. (b)	64	1,552
DR Horton Inc. (b)	113	1,773
Gannett Co. Inc.	41	1,194
Home Depot Inc.	52	1,468
Jones Apparel Group Inc. (b)	68	916
KB Home (b)	64	1,591
Lennar Corp. (b)	81	1,527
Macy's Inc.	51	1,174
New York Times Co. - Class A (b)	90	1,706
Pulte Homes Inc. (b)	133	1,928
RadioShack Corp.	81	1,320
Wendy's International Inc.	54	1,239
		18,395
CONSUMER STAPLES - 6.3%
Sara Lee Corp.	88	1,229
Tyson Foods Inc.	100	1,599
		2,828
ENERGY - 3.7%
Anadarko Petroleum Corp.	26	1,662

FINANCIALS - 14.3%
Charles Schwab Corp.	62	1,171
Marsh & McLennan Cos. Inc.	60	1,453
Moody's Corp. (b)	40	1,387
Progressive Corp.	82	1,314
Safeco Corp.	26	1,128
		6,453
HEALTH CARE - 3.0%
AmerisourceBergen Corp.	33	1,358

INDUSTRIALS - 9.3%
Rockwell Automation Inc.	22	1,248
Southwest Airlines Co.	106	1,319
Tyco International Ltd.	37	1,639
		4,206

INFORMATION TECHNOLOGY - 12.9%
Analog Devices Inc.	49	1,439
KLA-Tencor Corp.	31	1,166
Linear Technology Corp.	49	1,509
QLogic Corp. (c)	110	1,694
		5,808
MATERIALS - 3.0%
Weyerhaeuser Co.	21	1,335

Total Common Stocks (cost $42,390)		42,045

SHORT TERM INVESTMENTS - 27.1%
Mutual Funds - 6.1%
JNL Money Market Fund, 2.72% (a) (h)	2,730	2,730

Securities Lending Collateral - 21.0%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (h)	9,476	9,476

Total Short Term Investments (cost $12,206)		12,206

Total Investments - 120.3% (cost $54,596)		54,251
Other Assets and Liabilities, Net - (20.3%)		(9,168)
Total Net Assets - 100%		$ 45,083

JNL/S&P 4 Fund
INVESTMENT FUNDS - 96.7%
JNL/S&P Competitive Advantage Fund (a)	3,063	$ 28,796
JNL/S&P Dividend & Income Fund (a)	3,063	26,744
JNL/S&P Intrinsic Value Fund (a)	3,064	27,608
JNL/S&P Total Yield Fund (a)	3,063	29,864

Total Investment Funds (cost $116,064)		113,012

Total Investments - 96.7% (cost $116,064)		113,012
Other Assets and Liabilities, Net - 3.3%		3,875
Total Net Assets - 100%		$ 116,887

JNL/S&P Managed Conservative Fund
INVESTMENT FUNDS - 100.0%
JNL/AIM International Growth Fund (a)	865	$ 12,361
JNL/AIM Large Cap Growth Fund (a)	1,058	13,685
JNL/Capital Guardian Global Diversified Research Fund (a)	254	6,185
JNL/Capital Guardian U.S. Growth Equity Fund (a)	398	8,521
JNL/Goldman Sachs Core Plus Bond Fund (a)	4,957	58,746
JNL/Goldman Sachs Short Duration Bond Fund (a)	6,636	68,485
JNL/JPMorgan International Value Fund (a)	957	12,183
JNL/JPMorgan U.S. Government & Quality Bond Fund (a)	2,561	30,859
JNL/PIMCO Real Return Fund (a)	3,767	44,189
JNL/PIMCO Total Return Bond Fund (a)	6,650	82,127
JNL/PPM America Core Equity Fund (a)	452	8,564
JNL/PPM America Value Equity Fund (a)	409	7,002

JNL/Select Value Fund (a)	656	11,657
JNL/T. Rowe Price Established Growth Fund (a)	704	13,866
JNL/T. Rowe Price Value Fund (a)	860	11,590

Total Investment Funds (cost $395,129)		390,020

Total Investments - 100.0% (cost $395,129)		390,020
Other Assets and Liabilities, Net - 0.0%		72
Total Net Assets - 100%		$ 390,092

JNL/S&P Managed Moderate Fund
INVESTMENT FUNDS - 96.8%
JNL/AIM International Growth Fund (a)	1,763	$ 25,199
JNL/AIM Large Cap Growth Fund (a)	2,327	30,087
JNL/AIM Real Estate Fund (a)	446	5,683
JNL/Capital Guardian Global Diversified Research Fund (a)	550	13,368
JNL/Capital Guardian U.S. Growth Equity Fund (a)	348	7,440
JNL/Credit Suisse Global Natural Resources Fund (a)	333	4,443
JNL/Goldman Sachs Core Plus Bond Fund (a)	5,056	59,918
JNL/Goldman Sachs Mid Cap Value Fund (a)	461	5,464
JNL/Goldman Sachs Short Duration Bond Fund (a)	8,798	90,791
JNL/JPMorgan International Value Fund (a)	2,064	26,276
JNL/JPMorgan U.S. Government & Quality Bond Fund (a)	340	4,101
JNL/Lazard Emerging Markets Fund (a)	955	12,808
JNL/Mellon Capital Management Oil & Gas Sector Fund (a)	217	7,491
JNL/Oppenheimer Global Growth Fund (a)	725	9,720
JNL/PIMCO Real Return Fund (a)	5,696	66,818
JNL/PIMCO Total Return Bond Fund (a)	7,667	94,685
JNL/PPM America Core Equity Fund (a)	341	6,470
JNL/PPM America High Yield Bond Fund (a)	1,513	10,893
JNL/PPM America Value Equity Fund (a)	457	7,831
JNL/Select Value Fund (a)	1,793	31,868
JNL/T. Rowe Price Established Growth Fund (a)	1,539	30,315
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	218	5,921
JNL/T. Rowe Price Value Fund (a)	2,059	27,735

Total Investment Funds (cost $593,347)		585,325

Total Investments - 96.8% (cost $593,347)		585,325
Other Assets and Liabilities, Net - 3.2%		19,333
Total Net Assets - 100%		$ 604,658

JNL/S&P Managed Moderate Growth Fund
INVESTMENT FUNDS - 100.2%
JNL/AIM International Growth Fund (a)	4,477	$ 63,973
JNL/AIM Large Cap Growth Fund (a)	6,339	81,967
JNL/AIM Real Estate Fund (a)	761	9,690
JNL/Capital Guardian Global Diversified Research Fund (a)	551	13,398
JNL/Capital Guardian International Small Cap Fund (a)	2,781	23,667
JNL/Capital Guardian U.S. Growth Equity Fund (a)	621	13,293
JNL/Credit Suisse Global Natural Resources Fund (a)	2,021	26,999

JNL/Credit Suisse Long/Short Fund (a)	1,414	13,674
JNL/Eagle SmallCap Equity Fund (a)	850	15,561
JNL/Franklin Templeton Small Cap Value Fund (a)	851	9,365
JNL/Goldman Sachs Core Plus Bond Fund (a)	8,319	98,580
JNL/Goldman Sachs Mid Cap Value Fund (a)	1,449	17,190
JNL/Goldman Sachs Short Duration Bond Fund (a)	8,128	83,879
JNL/JPMorgan International Value Fund (a)	5,946	75,690
JNL/JPMorgan MidCap Growth Fund (a)	498	8,557
JNL/JPMorgan U.S. Government & Quality Bond Fund (a)	3,648	43,964
JNL/Lazard Emerging Markets Fund (a)	3,488	46,774
JNL/Mellon Capital Management Oil & Gas Sector Fund (a)	464	16,054
JNL/Oppenheimer Global Growth Fund (a)	2,633	35,309
JNL/PIMCO Real Return Fund (a)	11,898	139,561
JNL/PIMCO Total Return Bond Fund (a)	12,245	151,222
JNL/PPM America Core Equity Fund (a)	390	7,390
JNL/PPM America Value Equity Fund (a)	1,357	23,260
JNL/Select Value Fund (a)	4,300	76,408
JNL/T. Rowe Price Established Growth Fund (a)	5,558	109,488
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	837	22,692
JNL/T. Rowe Price Value Fund (a)	6,062	81,650

Total Investment Funds (cost $1,295,336)		1,309,255

Total Investments - 100.2% (cost $1,295,336)		1,309,255
Other Assets and Liabilities, Net - (0.2%)		(2,188)
Total Net Assets - 100%		$ 1,307,067

JNL/S&P Managed Growth Fund
INVESTMENT FUNDS - 100.1%
JNL/AIM International Growth Fund (a)	5,202	$ 74,334
JNL/AIM Large Cap Growth Fund (a)	7,654	98,963
JNL/AIM Real Estate Fund (a)	1,613	20,547
JNL/Capital Guardian Global Diversified Research Fund (a)	689	16,751
JNL/Capital Guardian International Small Cap Fund (a)	2,713	23,090
JNL/Capital Guardian U.S. Growth Equity Fund (a)	729	15,602
JNL/Credit Suisse Global Natural Resources Fund (a)	1,415	18,902
JNL/Credit Suisse Long/Short Fund (a)	1,500	14,505
JNL/Eagle SmallCap Equity Fund (a)	1,249	22,852
JNL/Franklin Templeton Small Cap Value Fund (a)	1,476	16,238
JNL/Goldman Sachs Core Plus Bond Fund (a)	5,287	62,648
JNL/Goldman Sachs Mid Cap Value Fund (a)	1,971	23,373
JNL/Goldman Sachs Short Duration Bond Fund (a)	2,430	25,075
JNL/JPMorgan International Value Fund (a)	7,471	95,106
JNL/JPMorgan MidCap Growth Fund (a)	878	15,074
JNL/JPMorgan U.S. Government & Quality Bond Fund (a)	74	892
JNL/Lazard Emerging Markets Fund (a)	3,701	49,625
JNL/Mellon Capital Management Oil & Gas Sector Fund (a)	343	11,842
JNL/Oppenheimer Global Growth Fund (a)	4,128	55,362
JNL/PIMCO Real Return Fund (a)	5,217	61,198
JNL/PIMCO Total Return Bond Fund (a)	5,476	67,627
JNL/PPM America Core Equity Fund (a)	894	16,952

JNL/PPM America Value Equity Fund (a)	1,912	32,779
JNL/Select Value Fund (a)	5,578	99,119
JNL/T. Rowe Price Established Growth Fund (a)	6,643	130,873
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	1,935	52,455
JNL/T. Rowe Price Value Fund (a)	7,726	104,072

Total Investment Funds (cost $1,202,070)		1,225,856

Total Investments - 100.1% (cost $1,202,070)		1,225,856
Other Assets and Liabilities, Net - (0.1%)		(941)
Total Net Assets - 100%		$ 1,224,915

JNL/S&P Managed Aggressive Growth Fund
INVESTMENT FUNDS - 100.1%
JNL/AIM International Growth Fund (a)	2,742	$ 39,183
JNL/AIM Large Cap Growth Fund (a)	3,800	49,130
JNL/AIM Real Estate Fund (a)	570	7,256
JNL/Capital Guardian Global Diversified Research Fund (a)	405	9,839
JNLCapital Guardian International Small Cap Fund (a)	1,326	11,283
JNL/Capital Guardian U.S. Growth Equity Fund (a)	322	6,901
JNL/Credit Suisse Global Natural Resources Fund (a)	962	12,847
JNL/Credit Suisse Long/Short Fund (a)	1,177	11,380
JNL/Eagle SmallCap Equity Fund (a)	592	10,836
JNL/Franklin Templeton Small Cap Value Fund (a)	1,104	12,149
JNL/Goldman Sachs Mid Cap Value Fund (a)	1,831	21,720
JNL/Goldman Sachs Short Duration Bond Fund (a)	1,298	13,391
JNL/JPMorgan International Value Fund (a)	3,528	44,907
JNL/JPMorgan MidCap Growth Fund (a)	629	10,806
JNL/Lazard Emerging Markets Fund (a)	2,136	28,641
JNL/Mellon Capital Management Oil & Gas Sector Fund (a)	224	7,729
JNL/Oppenheimer Global Growth Fund (a)	2,356	31,590
JNL/PAM Asia ex-Japan Fund (a)	661	5,756
JNL/PIMCO Real Return Fund (a)	2,181	25,583
JNL/PIMCO Total Return Bond Fund (a)	1,868	23,064
JNL/PPM America Core Equity Fund (a)	404	7,664
JNL/PPM America Value Equity Fund (a)	531	9,099
JNL/Select Value Fund (a)	2,891	51,381
JNL/T. Rowe Price Established Growth Fund (a)	3,870	76,240
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	791	21,451
JNL/T. Rowe Price Value Fund (a)	3,981	53,626

Total Investment Funds (cost $581,232)		603,452

Total Investments - 100.1% (cost $581,232)		603,452
Other Assets and Liabilities, Net - (0.1%)		(563)
Total Net Assets - 100%		$ 602,889

JNL/S&P Retirement Income Fund
INVESTMENT FUNDS - 99.7%
JNL/AIM International Growth Fund (a)	105	$ 1,497
JNL/AIM Large Cap Growth Fund (a)	154	1,988

JNL/AIM Real Estate Fund (a)	52	661
JNL/Capital Guardian Global Diversified Research Fund (a)	24	576
JNL/Capital Guardian International Small Cap Fund (a)	67	573
JNL/Capital Guardian U.S. Growth Equity Fund (a)	31	658
JNL/Goldman Sachs Core Plus Bond Fund (a)	356	4,218
JNL/Goldman Sachs Mid Cap Value Fund (a)	67	793
JNL/Goldman Sachs Short Duration Bond Fund (a)	470	4,850
JNL/JPMorgan International Value Fund (a)	124	1,578
JNL/JPMorgan U.S. Government & Quality Bond Fund (a)	365	4,400
JNL/Lazard Emerging Markets Fund (a)	75	1,011
JNL/PIMCO Real Return Fund (a)	386	4,523
JNL/PIMCO Total Return Bond Fund (a)	541	6,680
JNL/PPM America Value Equity Fund (a)	53	902
JNL/Select Value Fund (a)	109	1,941
JNL/T. Rowe Price Established Growth Fund (a)	100	1,979
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	29	781
JNL/T. Rowe Price Value Fund (a)	139	1,873

Total Investment Funds (cost $42,673)		41,482

Total Investments - 99.7% (cost $42,673)		41,482
Other Assets and Liabilities, Net - 0.3%		115
Total Net Assets - 100%		$ 41,597

JNL/S&P Retirement 2015 Fund
INVESTMENT FUNDS - 99.9%
JNL/AIM International Growth Fund (a)	180	$ 2,573
JNL/AIM Large Cap Growth Fund (a)	299	3,866
JNL/Capital Guardian International Small Cap Fund (a)	111	948
JNL/Capital Guardian U.S. Growth Equity Fund (a)	45	959
JNL/Credit Suisse Global Natural Resources Fund (a)	77	1,033
JNL/Credit Suisse Long/Short Fund (a)	100	970
JNL/Eagle SmallCap Equity Fund (a)	30	540
JNL/Franklin Templeton Small Cap Value Fund (a)	3	29
JNL/Goldman Sachs Core Plus Bond Fund (a)	403	4,781
JNL/Goldman Sachs Mid Cap Value Fund (a)	84	993
JNL/Goldman Sachs Short Duration Bond Fund (a)	290	2,998
JNL/JPMorgan International Value Fund (a)	244	3,107
JNL/Lazard Emerging Markets Fund (a)	108	1,442
JNL/Oppenheimer Global Growth Fund (a)	68	917
JNL/PIMCO Real Return Fund (a)	478	5,606
JNL/PIMCO Total Return Bond Fund (a)	511	6,312
JNL/PPM America Core Equity Fund (a)	53	1,005
JNL/PPM America Value Equity Fund (a)	86	1,472
JNL/Select Value Fund (a)	169	3,006
JNL/T. Rowe Price Established Growth Fund (a)	198	3,902
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	38	1,020
JNL/T. Rowe Price Value Fund (a)	223	2,998

Total Investment Funds (cost $52,078)		50,477

Total Investments - 99.9% (cost $52,078)		50,477
Other Assets and Liabilities, Net - 0.1%		29
Total Net Assets - 100%		$ 50,506

JNL/S&P Retirement 2020 Fund
INVESTMENT FUNDS - 100.0%
JNL/AIM International Growth Fund (a)	40	$ 578
JNL/AIM Large Cap Growth Fund (a)	68	879
JNL/Capital Guardian Global Diversified Research Fund (a)	11	269
JNL/Capital Guardian International Small Cap Fund (a)	19	160
JNL/Capital Guardian U.S. Growth Equity Fund (a)	12	256
JNL/Credit Suisse Global Natural Resources Fund (a)	23	306
JNL/Credit Suisse Long/Short Fund (a)	26	248
JNL/Eagle SmallCap Equity Fund (a)	6	106
JNL/Franklin Templeton Small Cap Value Fund (a)	5	52
JNL/Goldman Sachs Short Duration Bond Fund (a)	35	359
JNL/JPMorgan International Value Fund (a)	45	573
JNL/Lazard Emerging Markets Fund (a)	25	341
JNL/Oppenheimer Global Growth Fund (a)	22	295
JNL/PIMCO Real Return Fund (a)	96	1,130
JNL/PIMCO Total Return Bond Fund (a)	104	1,284
JNL/PPM America Core Equity Fund (a)	16	294
JNL/PPM America Value Equity Fund (a)	23	388
JNL/Select Value Fund (a)	40	706
JNL/T. Rowe Price Established Growth Fund (a)	45	879
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	15	397
JNL/T. Rowe Price Value Fund (a)	52	700

Total Investment Funds (cost $11,029)		10,200

Total Investments - 100.0% (cost $11,029)		10,200
Other Assets and Liabilities, Net - 0.0%		-
Total Net Assets - 100%		$ 10,200

JNL/S&P Retirement 2025 Fund
INVESTMENT FUNDS - 100.0%
JNL/AIM International Growth Fund (a)	27	$ 387
JNL/AIM Large Cap Growth Fund (a)	43	557
JNL/Capital Guardian Global Diversified Research Fund (a)	7	175
JNLCapital Guardian International Small Cap Fund (a)	14	118
JNL/Capital Guardian U.S. Growth Equity Fund (a)	8	181
JNL/Credit Suisse Global Natural Resources Fund (a)	15	207
JNL/Credit Suisse Long/Short Fund (a)	14	137
JNL/Eagle SmallCap Equity Fund (a)	4	69
JNL/Franklin Templeton Small Cap Value Fund (a)	6	65
JNL/Goldman Sachs Core Plus Bond Fund (a)	6	68
JNL/Goldman Sachs Short Duration Bond Fund (a)	20	211
JNL/JPMorgan International Value Fund (a)	39	490
JNL/Lazard Emerging Markets Fund (a)	20	264
JNL/Oppenheimer Global Growth Fund (a)	27	359
JNL/PIMCO Real Return Fund (a)	41	478

JNL/PIMCO Total Return Bond Fund (a)	41	501
JNL/PPM America Core Equity Fund (a)	10	192
JNL/PPM America Value Equity Fund (a)	14	245
JNL/Select Value Fund (a)	25	445
JNL/T. Rowe Price Established Growth Fund (a)	28	558
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	10	262
JNL/T. Rowe Price Value Fund (a)	33	442

Total Investment Funds (cost $6,997)		6,411

Total Investments - 100.0% (cost $6,997)		6,411
Other Assets and Liabilities, Net - 0.0%		(3)
Total Net Assets - 100%		$ 6,408

JNL/S&P Disciplined Moderate Fund
INVESTMENT FUNDS - 99.0%
JNL/Goldman Sachs Short Duration Bond Fund (a)	149	$ 1,534
JNL/Mellon Capital Management Bond Index Fund (a)	776	8,858
JNL/Mellon Capital Management International Index Fund (a)	384	6,138
JNL/Mellon Capital Management JNL 5 Fund (a)	152	1,959
JNL/Mellon Capital Management JNL Optimized 5 Fund (a)	186	1,974
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (a)	63	847
JNL/Mellon Capital Management S&P 500 Index Fund (a)	969	10,837
JNL/Mellon Capital Management Small Cap Index Fund (a)	36	434
JNL/Mellon Capital Management VIP Fund (a)	153	1,956
JNL/PIMCO Real Return Fund (a)	592	6,939

Total Investment Funds (cost $43,598)		41,476

Total Investments - 99.0% (cost $43,598)		41,476
Other Assets and Liabilities, Net - 1.0%		400
Total Net Assets - 100%		$ 41,876

JNL/S&P Disciplined Moderate Growth Fund
INVESTMENT FUNDS - 100.3%
JNL/Goldman Sachs Short Duration Bond Fund (a)	169	$ 1,741
JNL/Mellon Capital Management 25 Fund (a)	112	1,400
JNL/Mellon Capital Management Bond Index Fund (a)	421	4,809
JNL/Mellon Capital Management International Index Fund (a)	588	9,395
JNL/Mellon Capital Management JNL 5 Fund (a)	251	3,233
JNL/Mellon Capital Management JNL Optimized 5 Fund (a)	301	3,198
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (a)	73	978
JNL/Mellon Capital Management S&P 500 Index Fund (a)	1,031	11,532
JNL/Mellon Capital Management Select Small-Cap Fund (a)	76	1,362
JNL/Mellon Capital Management Small Cap Index Fund (a)	44	537
JNL/Mellon Capital Management VIP Fund (a)	249	3,180
JNL/PIMCO Real Return Fund (a)	461	5,403

Total Investment Funds (cost $50,473)		46,768

Total Investments - 100.3% (cost $50,473)		46,768

Other Assets and Liabilities, Net - (0.3%)		(153)
Total Net Assets - 100%		$ 46,615

JNL/S&P Disciplined Growth Fund
INVESTMENT FUNDS - 100.0%
JNL/Goldman Sachs Short Duration Bond Fund (a)	101	$ 1,041
JNL/Mellon Capital Management 25 Fund (a)	58	729
JNL/Mellon Capital Management Bond Index Fund (a)	31	352
JNL/Mellon Capital Management International Index Fund (a)	265	4,227
JNL/Mellon Capital Management JNL 5 Fund (a)	138	1,774
JNL/Mellon Capital Management JNL Optimized 5 Fund (a)	166	1,760
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (a)	30	402
JNL/Mellon Capital Management S&P 500 Index Fund (a)	367	4,107
JNL/Mellon Capital Management Select Small-Cap Fund (a)	39	707
JNL/Mellon Capital Management Small Cap Index Fund (a)	32	393
JNL/Mellon Capital Management VIP Fund (a)	137	1,748
JNL/PIMCO Real Return Fund (a)	55	643

Total Investment Funds (cost $19,718)		17,883

Total Investments - 100.0% (cost $19,718)		17,883
Other Assets and Liabilities, Net - 0.0%		(6)
Total Net Assets - 100%		$ 17,877

JNL/S&P Moderate Retirement Strategy Fund
INVESTMENT FUNDS - 99.7%
iShares Cohen & Steers Realty Majors Index Fund (b)	1	$ 67
iShares Dow Jones Select Dividend Fund	1	61
iShares Dow Jones US Utilities Sector Index Fund	1	63
iShares iBoxx $ Investment Grade Corp. Bond Fund (b)	6	636
iShares Lehman 1-3 Year Treasury Bond Fund	2	157
iShares Lehman Aggregate Bond Fund (b)	5	475
iShares Lehman U.S. Treasury Inflation Protected Securities Bond Fund (b)	6	630
iShares MSCI EAFE Index Fund	5	327
iShares Russell 2000 Index Fund (b)	1	63
iShares S&P 400 Index Fund (b)	1	62
iShares S&P 500 Index Fund	5	627

Total Investment Funds (cost $3,212)		3,168

SHORT TERM INVESTMENTS - 31.6%
Securities Lending Collateral - 31.6%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (h)	1,003	1,003

Total Short Term Investments (cost $1,003)		1,003

Total Investments - 131.3% (cost $4,215)		4,171
Other Assets and Liabilities, Net - (31.3%)		(995)
Total Net Assets - 100%		$ 3,176

JNL/S&P Moderate Growth Retirement Strategy Fund

INVESTMENT FUNDS - 99.6%
iShares Comex Gold Trust Fund (b)	1	$ 71
iShares Dow Jones Select Dividend Fund	2	103
iShares iBoxx $ Investment Grade Corp. Bond Fund (b)	2	172
iShares Lehman 1-3 Year Treasury Bond Fund	2	174
iShares Lehman 7-10 Year Treasury Bond Fund (b)	2	175
iShares Lehman Aggregate Bond Fund	3	352
iShares Lehman U.S. Treasury Inflation Protected Securities Bond Fund (b)	5	517
iShares MSCI EAFE Index Fund	6	427
iShares Russell 2000 Index Fund (b)	2	105
iShares Russell 2000 Value Index Fund (b)	1	70
iShares S&P 400 Growth Index Fund	1	67
iShares S&P 400 Index Fund	2	138
iShares S&P 500 Index Fund	7	943
Vanguard Emerging Markets Vipers	1	114
Vanguard Energy Vipers	1	71

Total Investment Funds (cost $3,544)		3,499

SHORT TERM INVESTMENTS - 32.2%
Securities Lending Collateral - 32.2%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (h)	1,131	1,131

Total Short Term Investments (cost $1,131)		1,131

Total Investments - 131.8% (cost $4,675)		4,630
Other Assets and Liabilities, Net - (31.8%)		(1,116)
Total Net Assets - 100%		$ 3,514

JNL/S&P Growth Retirement Strategy Fund
INVESTMENT FUNDS - 99.9%
iShares Comex Gold Trust Fund (b)	1	$ 114
iShares Dow Jones Select Dividend Fund	2	103
iShares Lehman 1-3 Year Treasury Bond Fund	2	185
iShares Lehman 7-10 Year Treasury Bond Fund (b)	2	188
iShares Lehman U.S. Treasury Inflation Protected Securities Bond Fund (b)	3	374
iShares MSCI EAFE Index Fund	8	561
iShares MSCI EAFE Value Index Fund	1	77
iShares Nasdaq Biotechnology Index Fund (b)	1	104
iShares Russell 2000 Index Fund (b)	3	179
iShares Russell 2000 Value Index Fund (b)	2	147
iShares S&P 400 Growth Index Fund (b)	2	143
iShares S&P 400 Index Fund	3	218
iShares S&P 500 Index Fund	8	1,056
Vanguard Emerging Markets Vipers	1	113
Vanguard Energy Vipers	1	112

Total Investment Funds (cost $3,800)		3,674

SHORT TERM INVESTMENTS - 29.1%
Securities Lending Collateral - 29.1%

Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (a) (h)	1,069	1,069

Total Short Term Investments (cost $1,069)		1,069

Total Investments - 129.0% (cost $4,869)		4,743
Other Assets and Liabilities, Net - (29.0%)		(1,066)
Total Net Assets - 100%		$ 3,677

JNL/Select Balanced Fund
COMMON STOCKS - 63.8%
CONSUMER DISCRETIONARY - 4.5%
Comcast Corp. - Class A (b)	230	$ 4,457
Honda Motor Co. Ltd. - ADR (b)	106	3,051
Limited Brands Inc. (b)	104	1,780
New York Times Co. - Class A (b)	92	1,737
Royal Caribbean Cruises Ltd. (b)	88	2,892
Staples Inc.	158	3,493
Time Warner Inc.	195	2,735
Viacom Inc. - Class B (c)	82	3,231
Walt Disney Co.	39	1,228
		24,604
CONSUMER STAPLES - 7.7%
Altria Group Inc.	63	1,399
Bunge Ltd. (b)	30	2,615
Kimberly-Clark Corp.	53	3,428
Kraft Foods Inc. - Class A	59	1,839
PepsiCo Inc.	83	5,971
Philip Morris International Inc. (c)	63	3,187
Procter & Gamble Co.	104	7,266
SYSCO Corp.	125	3,622
Unilever NV - NYS	116	3,906
Walgreen Co.	63	2,414
Wal-Mart Stores Inc.	141	7,427
		43,074
ENERGY - 11.3%
Cameco Corp.	64	2,115
Chevron Corp.	151	12,889
ConocoPhillips	45	3,444
EnCana Corp. (b)	80	6,084
Exxon Mobil Corp.	187	15,816
Marathon Oil Corp.	68	3,114
Schlumberger Ltd.	44	3,802
Total SA - ADR	116	8,608
XTO Energy Inc.	112	6,926
		62,798
FINANCIALS - 8.8%
ACE Ltd.	105	5,759
Allstate Corp.	79	3,802
American International Group Inc.	91	3,931
Bank of America Corp.	225	8,521
Capital One Financial Corp. (b)	94	4,641

Citigroup Inc.	76	1,630
Freddie Mac	59	1,494
Hartford Financial Services Group Inc.	64	4,864
Huntington Bancshares Inc. (b)	101	1,083
M&T Bank Corp. (b)	31	2,471
MBIA Inc. (b)	64	780
State Street Corp.	47	3,737
UBS AG (b)	96	2,762
Wachovia Corp. (b)	124	3,345
		48,820
HEALTH CARE - 6.1%
Abbott Laboratories	113	6,248
Bristol-Myers Squibb Co.	185	3,938
Eli Lilly & Co.	147	7,584
Medtronic Inc.	131	6,322
Sanofi-Aventis - ADR (b)	56	2,110
Schering-Plough Corp.	253	3,639
Wyeth	92	3,833
		33,674
INDUSTRIALS - 8.9%
Deere & Co.	79	6,339
FedEx Corp. (b)	34	3,104
General Electric Co.	324	11,976
Illinois Tool Works Inc. (b)	81	3,892
Lockheed Martin Corp.	39	3,902
Masco Corp. (b)	190	3,758
Pentair Inc. (b)	131	4,166
Southwest Airlines Co. (b)	216	2,682
Spirit Aerosystems Holdings Inc. (c)	88	1,956
United Parcel Service Inc. - Class B (b)	50	3,629
Waste Management Inc.	130	4,354
		49,758
INFORMATION TECHNOLOGY - 5.7%
Accenture Ltd.	91	3,215
Applied Materials Inc.	150	2,923
ASML Holding NV - NYS (b) (c)	109	2,708
Automatic Data Processing Inc.	82	3,484
Canon Inc. - ADR	51	2,346
Intel Corp.	161	3,416
International Business Machines Corp.	95	10,892
Xilinx Inc. (b)	109	2,594
		31,578
MATERIALS - 4.1%
Alcoa Inc.	65	2,355
Dow Chemical Co.	78	2,871
EI Du Pont de Nemours & Co. (b)	92	4,307
International Paper Co.	119	3,234
Newmont Mining Corp.	56	2,528
Rhodia SA - ADR (c)	75	1,741
Rohm & Haas Co. (b)	40	2,141
Sealed Air Corp. (b)	144	3,630

		22,807
TELECOMMUNICATION SERVICES - 3.5%
AT&T Inc.	411	15,741
Verizon Communications Inc.	108	3,919
		19,660
UTILITIES - 3.2%
Dominion Resources Inc. (b)	127	5,199
Exelon Corp.	89	7,233
PG&E Corp.	101	3,734
Veolia Environnement - ADR (b)	26	1,839
		18,005

Total Common Stocks (cost $333,350)		354,778

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.1%
Banc of America Commercial Mortgage Inc., 5.68%, 06/11/35	$ 81	80
Banc of America Commercial Mortgage Inc., 5.12%, 07/11/43	750	737
Banc of America Commercial Mortgage Inc., 5.93%, 05/10/45 (i)	350	354
Banc of America Commercial Mortgage Inc., 5.35%, 09/10/47 (i)	1,200	1,194
Banc of America Commercial Mortgage Inc., 5.45%, 01/15/49	800	778
Bank of America-First Union NB Commercial Mortgage, 5.46%, 04/11/37	500	499
Bear Stearns Adjustable Rate Mortgage Trust, 4.63%, 02/25/36 (i)	1,473	1,392
Bear Stearns Commercial Mortgage Securities Inc., 5.46%, 03/11/39 (i)	415	413
Bear Stearns Commercial Mortgage Securities Inc., 5.54%, 09/11/41	600	595
Bear Stearns Commercial Mortgage Securities Inc., 5.54%, 10/12/41	720	713
Bear Stearns Commercial Mortgage Securities Inc., 4.87%, 09/11/42	500	487
Capital One Multi-Asset Execution Trust, 4.50%, 06/15/11	500	501
Carmax Auto Owner Trust, 4.79%, 02/15/13	500	501
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	750	750
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.23%, 07/15/44 (i)	500	499
Commercial Mortgage Acceptance Corp., 7.65%, 06/15/31 (i)	500	514
Commercial Mortgage Pass Through Certificates, 5.12%, 06/10/44	900	890
Commercial Mortgage Pass Through Certificates, (2006, C7, A4) 5.96%, 06/10/46 (i)	350	354
Countrywide Home Loan Mortgage Pass Through Trust, 5.26%, 11/25/35 (i)	138	116
Credit Suisse Mortgage Capital Certificates, 5.55%, 02/15/39 (i)	450	448
Credit Suisse Mortgage Capital Certificates, 5.47%, 09/15/39	355	349
CS First Boston Mortgage Securities Corp., 6.13%, 04/15/37	500	517
GE Capital Commercial Mortgage Corp., 6.03%, 08/11/33	301	304
Greenwich Capital Commercial Funding Corp., 5.44%, 03/10/39	320	311
GS Mortgage Securities Corp. II, 4.75%, 07/10/39	900	873
GSR Mortgage Loan Trust, 6.00%, 03/25/37 (i)	1,414	1,345
GSR Mortgage Loan Trust, 5.80%, 05/25/47	554	525
Harley-Davidson Motorcycle Trust, 2.00%, 11/15/11	68	67
Household Automotive Trust, 5.28%, 09/19/11	444	449
JPMorgan Chase Commercial Mortgage Securities Corp., 4.92%, 10/15/42	700	683
JPMorgan Chase Commercial Mortgage Securities Corp., 5.48%, 12/12/44 (i)	500	496
JPMorgan Chase Commercial Mortgage Securities Corp., 6.07%, 04/15/45	1,150	1,169
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 06/12/47	800	777
JPMorgan Commercial Mortgage Finance Corp., 6.51%, 10/15/35	328	329
LB-UBS Commercial Mortgage Trust, 4.95%, 09/15/30	500	491
Marriott Vacation Club Trust, 5.36%, 10/20/28 (e) (u)	84	87

MBNA Master Credit Card Trust USA, 6.65%, 08/15/11 (e) (u)	500	502
Merrill Lynch Mortgage Trust, 5.05%, 07/12/38	500	492
Morgan Stanley Capital I, 5.45%, 02/12/44	355	344
Morgan Stanley Capital I, 5.51%, 11/12/49	800	783
Morgan Stanley Dean Witter Capital I, 5.98%, 01/15/39	560	575
PNC Mortgage Acceptance Corp., 6.36%, 03/12/34	1,000	1,022
Residential Accredit Loans Inc., 5.23%, 02/25/35 (i)	387	317
Residential Funding Mortgage Securities I Inc., 5.67%, 04/25/37 (i)	1,485	1,406
Sequoia Mortgage Trust, 5.83%, 02/20/47	838	795
Susquehanna Auto Lease Trust, 5.21%, 03/16/09 (e) (u)	315	316
Wells Fargo Mortgage Backed Securities Trust, 4.54%, 03/25/35 (i)	337	327
Wells Fargo Mortgage Backed Securities Trust, 5.54%, 04/25/36 (i)	514	493
Wells Fargo Mortgage Backed Securities Trust, 6.02%, 09/25/36 (i)	445	427

Total Non-U.S. Government Agency Asset-Backed Securities (cost $29,124)		28,386

CORPORATE BONDS AND NOTES - 6.9%
CONSUMER DISCRETIONARY - 0.7%
Comcast Corp., 5.85%, 01/15/10	200	206
COX Communications Inc., 5.45%, 12/15/14	500	492
DaimlerChrysler NA Holding Corp., 5.88%, 03/15/11	400	409
DaimlerChrysler NA Holding Corp., 8.50%, 01/18/31	300	343
Lowe's Cos. Inc., 6.65%, 09/15/37	420	421
Macys Retail Holdings Inc., 5.90%, 12/01/16	192	171
News America Inc., 6.40%, 12/15/35	240	233
Target Corp., 5.38%, 06/15/09	500	514
Time Warner Cable Inc., 5.85%, 05/01/17	270	258
Viacom Inc., 6.88%, 04/30/36	670	645
Wyndham Worldwide Corp., 6.00%, 12/01/16	185	169
		3,861
CONSUMER STAPLES - 0.3%
CVS Caremark Corp., 6.13%, 08/15/16	400	417
CVS Caremark Corp., 5.75%, 06/01/17	245	249
Kraft Foods Inc., 6.25%, 06/01/12	825	859
		1,525
ENERGY - 0.2%
Indiana Power & Light Co., 6.60%, 06/01/37 (e) (u)	500	514
MidAmerican Energy Co., 5.63%, 07/15/12	500	528
		1,042
FINANCIALS - 3.5%
Ace Capital Trust II, 9.70%, 04/01/30	525	588
American Express Bank, 6.00%, 09/13/17	850	825
American International Group Inc., 6.25%, 03/15/37	190	154
ASIF Global Financing XIX, 4.90%, 01/17/13 (e) (u)	500	492
AXA SA, 8.60%, 12/15/30	425	457
Bank of America Corp., 5.42%, 03/15/17	700	694
Capital One Capital IV, 6.75%, 02/17/37	250	179
Capital One Financial Corp., 5.70%, 09/15/11	400	377
CIT Group Inc., 7.63%, 11/30/12	370	308
Citigroup Inc., 6.00%, 02/21/12	500	510
Credit Suisse USA Inc., 4.88%, 01/15/15	345	340
Developers Diversified Realty Corp., 5.38%, 10/15/12	350	327

Discover Financial Services, 6.45%, 06/12/17 (e) (u)	90	77
Eaton Vance Corp., 6.50%, 10/02/17	160	171
ENEL Finance International SA, 6.80%, 09/15/37 (e) (u)	235	237
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14	215	222
General Electric Capital Corp., 5.88%, 02/15/12	1,000	1,060
Genworth Financial Inc., 6.15% (callable at 100 beginning 11/15/16) (p)	500	418
Goldman Sachs Group Inc., 5.63%, 01/15/17	1,350	1,295
Hartford Financial Services Group Inc., 6.10%, 10/01/41	700	619
HCP Inc., 6.00%, 01/30/17	365	298
HSBC Bank USA, 5.88%, 11/01/34	250	224
HSBC Finance Corp., 6.38%, 11/27/12	500	506
International Lease Finance Corp., 5.63%, 09/15/10	450	454
International Lease Finance Corp., 5.65%, 06/01/14	1,000	960
John Deere Capital Corp., 4.88%, 10/15/10	380	395
Kimco Realty Corp., 5.78%, 03/15/16	345	328
Lehman Brothers Holdings Inc., 6.50%, 07/19/17	450	427
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (b) (e) (u)	475	539
Liberty Property LP, 6.63%, 10/01/17	90	85
Morgan Stanley, 5.38%, 10/15/15	170	161
Morgan Stanley, 5.45%, 01/09/17	1,350	1,263
National Rural Utilities Cooperative Finance Corp., 5.45%, 02/01/18	1,000	999
ProLogis Trust, 5.63%, 11/15/16	400	364
Prudential Financial Inc., 5.50%, 03/15/16	425	427
Realty Income Corp., 6.75%, 08/15/19 (b)	805	763
Simon Property Group Inc., 6.10%, 05/01/16	665	642
U.S. Bank NA, 4.95%, 10/30/14 (b)	450	459
Wachovia Corp., 5.25%, 08/01/14	500	495
Willis North America Inc., 5.63%, 07/15/15	105	105
Willis North America Inc., 6.20%, 03/28/17	170	171
		19,415
HEALTH CARE - 0.3%
AstraZeneca Plc, 5.40%, 09/15/12	430	454
Schering-Plough Corp., 5.30%, 12/01/13 (l)	450	465
UnitedHealth Group Inc., 5.50%, 11/15/12 (e) (u)	500	507
		1,426
INDUSTRIALS - 0.6%
Cargill Inc., 5.60%, 09/15/12 (e) (u)	485	497
Continental Airlines Inc., 5.98%, 04/19/22	280	249
Pitney Bowes Inc., 5.75%, 09/15/17	385	392
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (e) (u)	675	691
Southwest Airlines Co., 5.75%, 12/15/16	500	491
Southwest Airlines Co., 6.15%, 08/01/22	251	243
United Parcel Service Inc., 4.50%, 01/15/13	900	933
		3,496
INFORMATION TECHNOLOGY - 0.2%
Fiserv Inc., 6.13%, 11/20/12	450	464
Hewlett-Packard Co., 5.25%, 03/01/12	350	366
Intuit Inc., 5.40%, 03/15/12	550	559
		1,389
MATERIALS - 0.2%
Corp Nacional del Cobre de Chile, 5.50%, 10/15/13 (e) (u)	500	525
Weyerhaeuser Co., 7.13%, 07/15/23	350	344

		869
TELECOMMUNICATION SERVICES - 0.6%
AT&T Inc., 6.45%, 06/15/34	480	469
AT&T Inc., 6.80%, 05/15/36	150	154
BellSouth Corp., 6.55%, 06/15/34	300	295
BellSouth Telecommunications Inc., 7.00%, 12/01/95	70	69
Deutsche Telekom International Finance BV, 8.25%, 06/15/30 (l)	275	330
New Cingular Wireless Services Inc., 7.88%, 03/01/11	750	816
Telecom Italia Capital SA, 5.25%, 10/01/15	675	613
Verizon Global Funding Corp., 7.75%, 12/01/30	500	543
		3,289
UTILITIES - 0.3%
Abu Dhabi National Energy Co., 5.62%, 10/25/12 (e) (u)	250	258
Abu Dhabi National Energy Co., 5.88%, 10/27/16 (e) (u)	195	194
Atmos Energy Corp., 6.35%, 06/15/17	385	394
Consolidated Edison Inc. of New York, 5.30%, 12/01/16	250	254
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	350	338
Southern California Edison Co., 5.55%, 01/15/37	500	473
		1,911

Total Corporate Bonds and Notes (cost $39,138)		38,223

GOVERNMENT AND AGENCY OBLIGATIONS - 17.9%
GOVERNMENT SECURITIES - 4.3%
Municipals - 0.5%
Oregon School Boards Association - AMBAC Insured, 4.76%, 06/30/28	420	387
State of Illinois, 5.10%, 06/01/33	375	375
Tennessee Valley Authority, 4.38%, 06/15/15	1,900	1,968
		2,730
Sovereign - 0.4%
Financing Corp. Fico, 4.49%, 12/06/13	275	232
Financing Corp. Fico, 4.49%, 12/27/13	220	185
Resolution Funding Corp. - Interest Only Strip, 3.88%, 04/15/14	2,550	2,141
		2,558
U.S. Treasury Securities - 3.4%
U.S. Treasury Bond, 6.25%, 08/15/23 (b)	1,775	2,185
U.S. Treasury Bond, 5.38%, 02/15/31 (b)	1,000	1,157
U.S. Treasury Note, 2.63%, 03/15/09 (b)	3,775	3,814
U.S. Treasury Note, 3.50%, 12/15/09 (b)	2,900	2,993
U.S. Treasury Note, 3.50%, 02/15/10	3,250	3,363
U.S. Treasury Note, 4.50%, 03/31/12 (b)	2,225	2,416
U.S. Treasury Note, 4.75%, 05/31/12 (b)	2,000	2,194
U.S. Treasury Note, 4.63%, 02/15/17 (b)	560	615
		18,737
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 13.6%
Federal Home Loan Bank - 0.3%
Federal Home Loan Bank, 4.88%, 11/18/11 (b)	1,550	1,657

Federal Home Loan Mortgage Corp. - 3.0%
Federal Home Loan Mortgage Corp., 5.50%, 10/01/16	253	259
Federal Home Loan Mortgage Corp., 6.00%, 04/01/17	180	185

Federal Home Loan Mortgage Corp., 5.00%, 10/01/17	214	217
Federal Home Loan Mortgage Corp., 6.50%, 11/01/17	72	76
Federal Home Loan Mortgage Corp., 5.00%, 01/01/18	87	88
Federal Home Loan Mortgage Corp., 5.50%, 01/01/18	1	1
Federal Home Loan Mortgage Corp., 5.00%, 04/01/18	115	116
Federal Home Loan Mortgage Corp., 4.50%, 05/01/18	144	144
Federal Home Loan Mortgage Corp., 5.00%, 05/01/18	216	219
Federal Home Loan Mortgage Corp., 4.50%, 09/01/18	153	153
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	108	108
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	220	220
Federal Home Loan Mortgage Corp., 5.50%, 11/01/18	129	132
Federal Home Loan Mortgage Corp., 5.50%, 01/01/19	345	354
Federal Home Loan Mortgage Corp., 4.50%, 03/01/19	1,039	1,036
Federal Home Loan Mortgage Corp., 5.50%, 08/01/19	330	338
Federal Home Loan Mortgage Corp., 6.00%, 05/01/21	1,621	1,641
Federal Home Loan Mortgage Corp., 7.00%, 11/01/30	146	155
Federal Home Loan Mortgage Corp., 7.00%, 02/01/31	39	42
Federal Home Loan Mortgage Corp., 7.00%, 06/01/31	44	46
Federal Home Loan Mortgage Corp., 7.00%, 10/01/32	123	130
Federal Home Loan Mortgage Corp., 4.50%, 06/01/33	171	165
Federal Home Loan Mortgage Corp., 5.50%, 06/01/33	192	194
Federal Home Loan Mortgage Corp., 6.50%, 09/01/33	83	86
Federal Home Loan Mortgage Corp., 5.00%, 08/01/35	156	155
Federal Home Loan Mortgage Corp., 5.00%, 08/01/35	165	164
Federal Home Loan Mortgage Corp., 5.00%, 10/01/35	2,120	2,103
Federal Home Loan Mortgage Corp., 5.00%, 11/01/35	512	508
Federal Home Loan Mortgage Corp., 5.00%, 11/01/35	604	599
Federal Home Loan Mortgage Corp., 5.00%, 01/01/36	242	240
Federal Home Loan Mortgage Corp., 6.00%, 04/01/36	443	454
Federal Home Loan Mortgage Corp., 6.00%, 06/01/36	403	414
Federal Home Loan Mortgage Corp., 6.00%, 06/01/36	1,716	1,762
Federal Home Loan Mortgage Corp., 6.00%, 09/01/36	2,175	2,233
Federal Home Loan Mortgage Corp., 6.50%, 10/01/36	2,042	2,120
		16,857
Federal National Mortgage Association - 9.0%
Federal National Mortgage Association, 5.00%, 11/01/17	93	95
Federal National Mortgage Association, 6.00%, 01/01/18	41	43
Federal National Mortgage Association, 5.00%, 02/01/18	418	424
Federal National Mortgage Association, 5.00%, 12/01/18	662	671
Federal National Mortgage Association, 5.00%, 03/01/21	688	695
Federal National Mortgage Association, 6.50%, 08/01/28	13	14
Federal National Mortgage Association, 6.50%, 11/01/28	68	72
Federal National Mortgage Association, 6.50%, 12/01/28	45	47
Federal National Mortgage Association, 6.00%, 03/01/29	262	271
Federal National Mortgage Association, 7.50%, 09/01/29	49	53
Federal National Mortgage Association, 5.00%, 09/01/33	738	732
Federal National Mortgage Association, 7.00%, 10/01/33	324	343
Federal National Mortgage Association, 4.50%, 11/01/33	196	189
Federal National Mortgage Association, 5.50%, 11/01/33	1,316	1,333
Federal National Mortgage Association, 4.50%, 12/01/33	362	350
Federal National Mortgage Association, 5.50%, 12/01/33	540	547

Federal National Mortgage Association, 5.50%, 12/01/33	618	626
Federal National Mortgage Association, 5.50%, 12/01/33	433	439
Federal National Mortgage Association, 5.50%, 03/01/34	409	414
Federal National Mortgage Association, 5.50%, 04/01/34	1,078	1,091
Federal National Mortgage Association, 5.50%, 05/01/34	144	145
Federal National Mortgage Association, 5.50%, 02/01/35	160	162
Federal National Mortgage Association, 5.00%, 04/01/35	349	346
Federal National Mortgage Association, 5.00%, 06/01/35	750	743
Federal National Mortgage Association, 5.00%, 06/01/35	328	325
Federal National Mortgage Association, 5.00%, 07/01/35	369	366
Federal National Mortgage Association, 5.50%, 07/01/35	577	584
Federal National Mortgage Association, 5.00%, 08/01/35	443	440
Federal National Mortgage Association, 5.00%, 08/01/35	416	412
Federal National Mortgage Association, 5.00%, 08/01/35	348	345
Federal National Mortgage Association, 4.50%, 09/01/35	361	349
Federal National Mortgage Association, 4.50%, 09/01/35	872	842
Federal National Mortgage Association, 5.00%, 09/01/35	125	124
Federal National Mortgage Association, 5.00%, 09/01/35	321	318
Federal National Mortgage Association, 5.00%, 10/01/35	469	465
Federal National Mortgage Association, 5.00%, 10/01/35	360	356
Federal National Mortgage Association, 5.50%, 10/01/35	779	788
Federal National Mortgage Association, 5.50%, 10/01/35	394	398
Federal National Mortgage Association, 5.50%, 08/01/36	583	589
Federal National Mortgage Association, 6.00%, 09/01/36	304	312
Federal National Mortgage Association, 6.50%, 09/01/36	211	219
Federal National Mortgage Association, 5.50%, 10/01/36	545	551
Federal National Mortgage Association, 6.50%, 10/01/36	4,712	4,885
Federal National Mortgage Association, 5.50%, 11/01/36	353	357
Federal National Mortgage Association, 5.50%, 11/01/36	26	26
Federal National Mortgage Association, 5.50%, 01/01/37	333	337
Federal National Mortgage Association, 5.50%, 04/01/37	46	46
Federal National Mortgage Association, 5.50%, 05/01/37	546	552
Federal National Mortgage Association, 5.50%, 06/01/37	975	985
Federal National Mortgage Association, 5.50%, 06/01/37	1,919	1,939
Federal National Mortgage Association, 5.50%, 07/01/37	961	971
Federal National Mortgage Association, 5.50%, 07/01/37	971	981
Federal National Mortgage Association, 5.50%, 08/01/37	920	930
Federal National Mortgage Association, 5.50%, 08/01/37	389	394
Federal National Mortgage Association, 6.00%, 10/01/37	6,651	6,820
Federal National Mortgage Association, 6.00%, 12/01/37	6,321	6,482
Federal National Mortgage Association, 6.00%, 12/01/37	6,510	6,676
		50,009
Government National Mortgage Association - 1.3%
Government National Mortgage Association, 6.50%, 04/15/26	55	58
Government National Mortgage Association, 5.50%, 11/15/32	180	184
Government National Mortgage Association, 7.00%, 01/15/33	54	57
Government National Mortgage Association, 6.00%, 02/15/33	179	185
Government National Mortgage Association, 6.00%, 03/15/33	52	54
Government National Mortgage Association, 5.50%, 05/15/33	153	156
Government National Mortgage Association, 7.00%, 05/15/33	27	29
Government National Mortgage Association, 5.50%, 05/20/33	205	209
Government National Mortgage Association, 5.00%, 06/20/33	108	108
Government National Mortgage Association, 5.50%, 07/15/33	61	62

Government National Mortgage Association, 5.00%, 10/15/33	267	267
Government National Mortgage Association, 6.00%, 10/20/33	215	223
Government National Mortgage Association, 6.00%, 04/15/34	49	50
Government National Mortgage Association, 6.00%, 01/15/35	59	61
Government National Mortgage Association, 5.00%, 04/01/35, TBA (g)	3,684	3,683
Government National Mortgage Association, 7.50%, 09/16/35	30	32
Government National Mortgage Association, 5.00%, 12/15/35	527	527
Government National Mortgage Association, 5.00%, 01/15/36	519	520
Government National Mortgage Association, 5.50%, 02/15/36	28	28
Government National Mortgage Association, 5.00%, 03/15/36	35	35
Government National Mortgage Association, 5.00%, 03/15/36	259	259
Government National Mortgage Association, 5.00%, 05/15/36	456	457
		7,244

Total Government and Agency Obligations (cost $96,890)		99,792

SHORT TERM INVESTMENTS - 20.7%
Mutual Funds - 6.8%
JNL Money Market Fund, 2.72% (a) (h)	38,055	38,055

Securities Lending Collateral - 13.9%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	77,222	77,222

Total Short Term Investments (cost $115,277)		115,277

Total Investments - 114.4% (cost $613,779)		636,456
Other Assets and Liabilities, Net - (14.4%)		(80,226)
Total Net Assets - 100%		$ 556,230

JNL/Select Money Market Fund
SHORT TERM INVESTMENTS - 102.2%
Certificates of Deposit - 12.5%
ABN Amro Bank, 3.02%, 05/13/08	$ 10,000	$ 10,000
American Express Bank, 4.43%, 04/08/08	12,000	12,000
BNP Paribas, 2.65%, 09/12/08	17,000	17,000
Canadian Imperial Bank of Commerce, 5.07%, 04/02/08	9,000	9,000
Credit Suisse First Boston, 5.32%, 05/27/08	6,500	6,500
Credit Suisse First Boston, 5.37%, 06/04/08	3,500	3,500
Deutsche Bank Securities Inc., 5.03%, 04/10/08	6,000	6,000
Lloyds TSB Group Plc, 2.60%, 09/17/08	23,000	23,000
Marshall & Ilsley Bank, 2.94%, 05/09/08	10,000	10,000
Prebon Yamane USA Inc., 3.09%, 05/05/08	10,000	10,000
Societe Generale, 3.00%, 05/07/08	10,000	10,000
		117,000
Commercial Paper - 43.8%
Apreco LLC, 3.31%, 04/08/08 (e) (u)	12,000	11,992
Astra Zeneca Plc, 3.55%, 07/14/08 (e) (u)	12,000	11,877
Astra Zeneca Plc, 2.83%, 09/02/08 (e) (u)	5,000	4,939
Bank of America Corp., 4.94%, 04/03/08	5,000	4,999
BNP Paribas, 2.40%, 06/19/08	12,000	12,000
Cafco LLC, 3.15%, 05/06/08 (e) (u)	16,000	15,951

Cargill Inc., 2.95%, 05/30/08 (e) (u)	18,000	17,913
Chariot Funding LLC, 2.95%, 04/07/08 (e) (u)	18,000	17,991
Ciesco LLC, 2.68%, 04/24/08 (e) (u)	10,000	9,983
CRC Funding LLC, 2.72%, 04/24/08 (e) (u)	10,000	9,983
Edison Asset Securitization LLC, 2.47%, 05/06/08 (e) (u)	13,000	12,969
Eureka Securities LLC, 3.14%, 04/09/08 (e) (u)	12,000	11,992
Falcon Asset Securitization Corp., 2.95%, 04/15/08 (e) (u)	20,000	19,977
Federal Home Loan Mortgage Corp., 2.03%, 09/02/08	30,000	29,739
General Electric Capital Corp., 3.00%, 04/24/08	22,000	21,958
General Electric Co., 2.20%, 08/14/08	13,000	12,893
JPMorgan Chase, 3.00%, 04/28/08	15,000	14,966
Jupiter Securities Corp., 3.10%, 04/07/08 (e) (u)	15,000	14,992
Kitty Hawk Funding Corp., 3.10%, 04/02/08 (e) (u)	8,000	7,999
Morgan Stanley, 3.07%, 06/16/08	13,000	12,916
Nestle, 2.23%, 06/13/08 (e) (u)	20,000	19,910
Park Avenue Receivables LLC, 3.15%, 04/07/08 (e) (u)	12,000	11,994
Pfizer Inc., 4.41%, 05/15/08 (e) (u)	10,000	9,946
Prudential Funding Corp., 2.85%, 04/17/08	22,000	21,972
Ranger Funding Co. LLC, 2.70%, 04/15/08 (e) (u)	10,000	9,990
Southern Co., 2.30%, 05/02/08 (e) (u)	18,300	18,264
Toyota Motor Corp., 1.95%, 06/16/08	20,000	19,917
Yorktown Capital LLC, 2.95%, 04/17/08 (e) (u)	20,000	19,973
		409,995
Discount Notes - 0.3%
MetLife Inc., 3.29%, 07/29/08 (e) (i) (t)	3,200	3,200

Federal Home Loan Bank - 5.8%
Federal Home Loan Bank, 2.49%, 08/06/08	25,000	24,780
Federal Home Loan Bank, 2.49%, 08/06/08	30,000	29,735
		54,515
Federal Home Loan Mortgage Corp. - 8.6%
Federal Home Loan Mortgage Corp., 3.45%, 05/30/08	12,000	11,932
Federal Home Loan Mortgage Corp., 3.88%, 06/15/08 (b)	15,000	15,011
Federal Home Loan Mortgage Corp., 2.52%, 06/20/08	14,013	13,935
Federal Home Loan Mortgage Corp., 2.51%, 07/11/08	18,000	17,873
Federal Home Loan Mortgage Corp., 2.50%, 07/28/08	10,055	9,973
Federal Home Loan Mortgage Corp., 2.47%, 08/04/08	12,000	11,897
		80,621
Federal National Mortgage Association - 1.3%
Federal National Mortgage Association, 3.45%, 06/12/08	6,000	5,959
Federal National Mortgage Association, 3.37%, 07/16/08	6,000	5,940
		11,899
Mutual Funds - 0.0%
Dreyfus Cash Management Plus Fund, 3.25% (h)	41	41

Repurchase Agreement - 28.2%
Repurchase Agreement with JPMorgan Chase Bank, 2.75%
(Collateralized by $69,608 Federal National Mortgage Association
3.50% - 7.50%, due 08/01/10 – 03/01/38, value $70,548 and by $242
Federal Home Loan Mortgage Corp., 6.50%, due 01/17/09 – 06/17/09,
value $244) acquired on 03/31/08, due 04/01/08 at $69,405	69,400	69,400

Repurchase Agreement with JPMorgan Chase Bank, 2.50%
(Collateralized by $189,379 Federal National Mortgage Association
4.50% - 7.50%, due 12/01/19 – 03/01/38, value $193,720 and by $4,276
Federal Home Loan Mortgage Corp., 6.15% – 9.50%, due 01/25/17 – 07/20/27,
value $4,468) acquired on 03/31/08, due 04/01/08 at $194,313	194,300	194,300
		263,700
Securities Lending Collateral - 1.7%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	15,469	15,469

Total Short Term Investments (cost $956,440)		956,440

Total Investments - 102.2% (cost $956,440)		956,440
Other Assets and Liabilities, Net - (2.2%)		(20,498)
Total Net Assets - 100%		$ 935,942

JNL/Select Value Fund
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 2.9%
Comcast Corp. - Class A (b)	178	$ 3,434
Gap Inc.	244	4,804
Macy's Inc.	125	2,878
Time Warner Inc. (b)	268	3,760
		14,876
CONSUMER STAPLES - 16.3%
Altria Group Inc.	111	2,473
Colgate-Palmolive Co.	85	6,646
ConAgra Foods Inc.	319	7,642
CVS Caremark Corp.	339	13,741
Kellogg Co. (b)	146	7,647
Kimberly-Clark Corp.	121	7,811
Kroger Co.	217	5,502
PepsiCo Inc.	140	10,108
Philip Morris International Inc. (c)	111	5,635
Safeway Inc.	156	4,584
SUPERVALU Inc.	194	5,825
Tyson Foods Inc.	372	5,938
		83,552
ENERGY - 16.4%
Chevron Corp.	113	9,654
ConocoPhillips	73	5,571
Exxon Mobil Corp.	282	23,835
Newfield Exploration Co. (c)	206	10,882
Occidental Petroleum Corp.	281	20,583
Total SA - ADR	85	6,306
XTO Energy Inc.	120	7,394
		84,225
FINANCIALS - 23.1%
ACE Ltd.	208	11,475
Allstate Corp.	166	7,968
Bank of America Corp.	416	15,763
Bank of New York Mellon Corp.	133	5,556
Chubb Corp.	138	6,804
Citigroup Inc.	182	3,905
Discover Financial Services	438	7,174
Goldman Sachs Group Inc.	42	7,013
Host Hotels & Resorts Inc. (b)	456	7,267
JPMorgan Chase & Co.	316	13,581
Lloyds TSB Group Plc - ADR (b)	231	8,282
Morgan Stanley	108	4,936
PNC Financial Services Group Inc.	110	7,231
U.S. Bancorp	311	10,076
Wells Fargo & Co.	57	1,661
		118,692
HEALTH CARE - 7.1%
Abbott Laboratories	103	5,675
Aetna Inc.	156	6,566
Baxter International Inc.	158	9,136
Bristol-Myers Squibb Co.	213	4,537

Schering-Plough Corp.	242	3,493
WellPoint Inc. (c)	31	1,368
Wyeth	135	5,641
		36,416
INDUSTRIALS - 8.3%
Cummins Inc.	126	5,918
Delta Air Lines Inc. (b) (c)	324	2,785
General Dynamics Corp.	160	13,348
General Electric Co.	552	20,430
		42,481
INFORMATION TECHNOLOGY - 8.1%
Cisco Systems Inc. (c)	276	6,637
Hewlett-Packard Co.	135	6,150
Ingram Micro Inc. - Class A (c)	292	4,619
Intel Corp.	396	8,387
International Business Machines Corp.	54	6,172
Microsoft Corp.	218	6,178
Sun Microsystems Inc. (c)	237	3,688
		41,831
MATERIALS - 3.3%
Agrium Inc.	118	7,348
EI Du Pont de Nemours & Co.	159	7,425
Smurfit-Stone Container Corp. (b) (c)	295	2,269
		17,042
TELECOMMUNICATION SERVICES - 4.2%
AT&T Inc.	408	15,608
Verizon Communications Inc.	165	6,004
		21,612
UTILITIES - 8.6%
Entergy Corp.	76	8,257
Exelon Corp.	132	10,695
FPL Group Inc.	251	15,767
SCANA Corp. (b)	106	3,867
Southern Co.	151	5,391
		43,977

Total Common Stocks (cost $483,501)		504,704

SHORT TERM INVESTMENTS - 5.3%
Mutual Funds - 1.0%
JNL Money Market Fund, 2.72% (a) (h)	5,525	5,525

Securities Lending Collateral - 4.3%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	21,916	21,916

Total Short Term Investments (cost $27,441)		27,441

Total Investments - 103.6% (cost $510,942)		532,145
Other Assets and Liabilities, Net - (3.6%)		(18,659)
Total Net Assets - 100%		$ 513,486

JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 9.3%
Amazon.com Inc. (b) (c)	140	$ 9,961
B2W Compania Global Do Varejo	66	2,254
Bed Bath & Beyond Inc. (b) (c)	116	3,416
Expedia Inc. (b) (c)	317	6,941
International Game Technology	183	7,358
Kohl's Corp. (b) (c)	84	3,586
Las Vegas Sands Corp. (b) (c)	100	7,342
Lojas Renner SA	142	2,632
Marriott International Inc. - Class A	103	3,532
McGraw-Hill Cos. Inc. (b)	464	17,148
MGM Mirage Inc. (b) (c)	11	618
Naspers Ltd. - Class N	287	4,986
Shaw Communications Inc. (b)	268	4,875
Yum! Brands Inc.	334	12,422
		87,071
CONSUMER STAPLES - 9.3%
Costco Wholesale Corp.	136	8,810
CVS Caremark Corp.	599	24,255
Groupe Danone (b)	57	5,079
InBev NV	67	5,872
Nestle SA	5	2,598
PepsiCo Inc.	107	7,711
Procter & Gamble Co.	179	12,520
Reckitt Benckiser Plc	78	4,320
SYSCO Corp.	233	6,750
Walgreen Co.	97	3,676
Whole Foods Market Inc. (b)	145	4,790
		86,381
ENERGY - 10.2%
Baker Hughes Inc.	146	10,001
Chevron Corp.	56	4,806
EOG Resources Inc. (b)	78	9,384
Exxon Mobil Corp.	158	13,331
Murphy Oil Corp.	66	5,405
Petroleo Brasileiro SA - ADR	91	7,690
Schlumberger Ltd.	311	27,031
Suncor Energy Inc.	40	3,892
Total SA (b)	177	13,152
		94,692
FINANCIALS - 8.4%
Assurant Inc.	98	5,964
BlackRock Inc. (b)	22	4,410
Bovespa Holdings SA	591	7,992
Charles Schwab Corp.	181	3,416
CME Group Inc.	12	5,488
DLF Ltd.	357	5,749
Franklin Resources Inc.	84	8,176
Goldman Sachs Group Inc.	31	5,077

Housing Development Finance Corp.	69	4,121
Moody's Corp. (b)	136	4,722
Northern Trust Corp.	72	4,786
Prudential Financial Inc. (b)	39	3,052
State Street Corp.	198	15,667
		78,620
HEALTH CARE - 16.6%
Aetna Inc.	260	10,927
Alcon Inc.	45	6,444
Allergan Inc.	146	8,205
Becton Dickinson & Co.	80	6,859
Celgene Corp. (b) (c)	49	3,009
Cigna Corp.	176	7,140
Covidien Ltd.	163	7,202
Genentech Inc. (c)	155	12,615
Gilead Sciences Inc. (c)	304	15,670
Humana Inc. (c)	76	3,418
Intuitive Surgical Inc. (c)	8	2,725
Laboratory Corp. of America Holdings (b) (c)	127	9,387
McKesson Corp.	91	4,766
Medco Health Solutions Inc. (c)	98	4,287
Medtronic Inc.	266	12,866
Merck & Co. Inc.	91	3,442
Roche Holding AG	26	4,871
Schering-Plough Corp.	202	2,917
St. Jude Medical Inc. (c)	129	5,550
Stryker Corp.	90	5,861
WellPoint Inc. (c)	232	10,229
Zimmer Holdings Inc. (c)	86	6,665
		155,055
INDUSTRIALS - 9.4%
Danaher Corp. (b)	339	25,767
Deere & Co.	50	3,990
Expeditors International Washington Inc.	131	5,901
Fastenal Co. (b)	49	2,232
Foster Wheeler Ltd. (c)	143	8,102
General Dynamics Corp.	107	8,954
General Electric Co.	437	16,170
Joy Global Inc.	54	3,519
McDermott International Inc. (c)	95	5,229
Schneider Electric SA (virt-x) (b)	57	7,310
		87,174
INFORMATION TECHNOLOGY - 23.3%
Accenture Ltd.	305	10,734
Amdocs Ltd. (c)	120	3,389
Apple Inc. (c)	141	20,234
Autodesk Inc. (c)	208	6,545
Automatic Data Processing Inc.	248	10,530
Cisco Systems Inc. (c)	481	11,578
Corning Inc.	408	9,811
Dell Inc. (c)	238	4,745
Dolby Laboratories Inc. - Class A (b) (c)	96	3,463

Electronic Arts Inc. (c)	135	6,754
EMC Corp. (b) (c)	253	3,625
Google Inc. - Class A (c)	57	24,931
HON HAI Precision Industry Co. Ltd.	1,118	6,401
Infosys Technologies Ltd.	84	3,003
Intel Corp.	219	4,643
Juniper Networks Inc. (b) (c)	228	5,698
Marvell Technology Group Ltd. (c)	549	5,968
MasterCard Inc. (b)	20	4,371
McAfee Inc. (c)	14	467
Microsoft Corp.	771	21,889
Nintendo Co. Ltd. (b)	32	16,398
QUALCOMM Inc.	221	9,065
Redecard SA	177	2,908
Tencent Holdings Ltd.	386	2,196
VeriSign Inc. (b) (c)	325	10,802
Visa Inc. - Class A (c)	116	7,208
		217,356
MATERIALS - 5.0%
BHP Billiton Ltd. (b)	368	12,043
Freeport-McMoRan Copper & Gold Inc. (b)	68	6,524
Kinross Gold Corp.	249	5,499
Monsanto Co.	107	11,897
Praxair Inc.	125	10,520
		46,483
TELECOMMUNICATION SERVICES - 6.8%
America Movil SA de CV - Class L - ADR	236	15,024
American Tower Corp. (c)	279	10,936
Bharti Airtel Ltd. (c)	403	8,290
Crown Castle International Corp. (c)	400	13,793
Idea Cellular Ltd. (c)	1,251	3,202
Leap Wireless International Inc. (b) (c)	50	2,339
MetroPCS Communications Inc. (b) (c)	91	1,542
Rogers Communications Inc.	241	8,663
		63,789
UTILITIES - 0.6%
AES Corp. (c)	359	5,978

Total Common Stocks (cost $891,935)		922,599

SHORT TERM INVESTMENTS - 21.3%
Mutual Funds - 0.9%
JNL Money Market Fund, 2.72% (a) (h)	3,106	3,106
T. Rowe Price Reserves Investment Fund, 3.30% (a) (h)	5,038	5,038
		8,144
Securities Lending Collateral - 20.4%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	190,002	190,002

Total Short Term Investments (cost $198,146)		198,146

Total Investments - 120.2% (cost $1,090,081)		1,120,745
Other Assets and Liabilities, Net - (20.2%)		(188,602)

Total Net Assets - 100%		$ 932,143

JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS - 96.2%
CONSUMER DISCRETIONARY - 17.1%
Advance Auto Parts Inc.	2	$ 51
Amazon.com Inc. (b) (c)	121	8,627
AnnTaylor Stores Corp. (c)	2	44
Apollo Group Inc. - Class A (b) (c)	3	117
Bed Bath & Beyond Inc. (b) (c)	167	4,929
Best Buy Co. Inc. (b)	57	2,363
Boyd Gaming Corp. (b)	1	24
Cablevision Systems Corp. - Class A (b) (c)	164	3,517
Carmax Inc. (b) (c)	248	4,816
Centex Corp. (b)	1	29
Central European Media Entertainment Ltd. (b) (c)	1	77
Cheesecake Factory Inc. (b) (c)	102	2,223
Chipotle Mexican Grill Inc. (c)	60	5,787
Choice Hotels International Inc.	3	102
Clear Channel Outdoor Holdings Inc. (b) (c)	179	3,410
Coach Inc. (c)	6	172
CTC Media Inc. (c)	3	94
DeVry Inc. (b)	2	96
Dick's Sporting Goods Inc. (c)	2	43
Discovery Holding Co. (c)	225	4,768
DreamWorks Animation SKG Inc. (b) (c)	83	2,140
Expedia Inc. (b) (c)	250	5,473
Family Dollar Stores Inc. (b)	3	57
Focus Media Holding Ltd. - ADR (b) (c)	4	130
Gaylord Entertainment Co. (b) (c)	97	2,938
Gentex Corp. (b)	4	62
H&R Block Inc.	2	48
Harley-Davidson Inc. (b)	3	113
Harman International Industries Inc. (b)	39	1,698
International Game Technology	178	7,169
ITT Educational Services Inc. (b) (c)	1	55
J Crew Group Inc. (b) (c)	81	3,578
KB Home (b)	1	32
Lamar Advertising Co. (b) (c)	200	7,193
Lennar Corp. (b)	2	32
LKQ Corp. (b) (c)	59	1,326
Marriott International Inc. - Class A (b)	159	5,456
Mattel Inc.	3	64
McGraw-Hill Cos. Inc.	5	177
Melco PBL Entertainment Macau Ltd. - ADR (c)	6	69
Men's Wearhouse Inc.	1	30
Meredith Corp. (b)	1	38
Omnicom Group Inc.	5	239
O'Reilly Automotive Inc. (b) (c)	156	4,438
Panera Bread Co. - Class A (b) (c)	21	884
PetSmart Inc. (b)	215	4,391

PF Chang's China Bistro Inc. (b) (c)	44	1,251
Pinnacle Entertainment Inc. (b) (c)	89	1,139
Pulte Homes Inc. (b)	2	29
Ross Stores Inc.	4	120
Royal Caribbean Cruises Ltd. (b)	1	46
Shaw Communications Inc. (b)	4	69
Staples Inc.	5	104
Starbucks Corp. (c)	4	61
Starwood Hotels & Resorts Worldwide Inc.	2	124
Thor Industries Inc. (b)	1	39
Tiffany & Co. (b)	4	159
Tim Hortons Inc. (b)	96	3,279
TJX Cos. Inc.	6	195
Toll Brothers Inc. (c)	2	49
Tractor Supply Co. (b) (c)	1	43
Under Armour Inc. - Class A (b) (c)	6	227
Urban Outfitters Inc. (b) (c)	2	69
WABCO Holdings Inc.	138	6,273
Williams-Sonoma Inc. (b)	63	1,522
Winnebago Industries Inc. (b)	2	29
WMS Industries Inc. (b) (c)	2	58
WPP Group Plc - ADR	2	125
Wynn Resorts Ltd. (b)	1	121
XM Satellite Radio Holdings Inc. - Class A (c)	200	2,324
Yum! Brands Inc. (b)	8	287
		106,861
CONSUMER STAPLES - 1.4%
Avon Products Inc.	6	221
Brown-Forman Corp. - Class B (b)	2	126
Clorox Co. (b)	2	102
Cott Corp. (c)	98	344
Hershey Co. (b)	2	72
McCormick & Co. Inc.	4	129
Shoppers Drug Mart Corp.	67	3,390
Whole Foods Market Inc. (b)	137	4,517
WM Wrigley Jr. Co. (b)	3	184
		9,085
ENERGY - 10.2%
Arch Coal Inc.	3	139
Bill Barrett Corp. (b) (c)	2	99
BJ Services Co.	219	6,252
Cabot Oil & Gas Corp. - Class A	2	112
Cameron International Corp. (b) (c)	59	2,440
CNX Gas Corp. (b) (c)	131	4,242
Compton Petroleum Corp. (c)	7	82
Consol Energy Inc.	79	5,480
Core Laboratories NV (c)	2	239
Diamond Offshore Drilling Inc. (b)	1	151
EOG Resources Inc. (b)	80	9,600
FMC Technologies Inc. (b) (c)	86	4,898
Forest Oil Corp. (c)	1	64
Foundation Coal Holdings Inc.	4	186

Mariner Energy Inc. (c)	2	65
Murphy Oil Corp. (b)	80	6,588
Nabors Industries Ltd. (c)	3	88
Newfield Exploration Co. (c)	2	95
Peabody Energy Corp. (b)	38	1,938
SandRidge Energy Inc. (b) (c)	32	1,233
Smith International Inc.	174	11,170
Sunoco Inc.	2	105
Tetra Technologies Inc. (b) (c)	115	1,815
Trican Well Service Ltd.	58	1,214
Ultra Petroleum Corp. (c)	3	240
Weatherford International Ltd. (c)	4	312
Williams Cos. Inc.	8	257
XTO Energy Inc. (b)	81	5,018
		64,122
FINANCIALS - 6.5%
Affiliated Managers Group Inc. (b) (c)	32	2,886
Ameriprise Financial Inc.	81	4,200
Aon Corp.	2	68
Arch Capital Group Ltd. (c)	1	89
Assurant Inc. (b)	70	4,278
Axis Capital Holdings Ltd.	138	4,679
BlackRock Inc. (b)	1	123
Brown & Brown Inc.	2	35
City National Corp. (b)	1	40
East West Bancorp Inc. (b)	2	27
Eaton Vance Corp. (b)	164	5,016
Federated Investors Inc. - Class B	2	90
HCC Insurance Holdings Inc.	2	52
Interactive Brokers Group Inc. (c)	100	2,575
IntercontinentalExchange Inc. (c)	2	196
Janus Capital Group Inc. (b)	3	63
Lazard Ltd. - Class A	4	138
Legg Mason Inc.	1	53
Markel Corp. (c)	-	75
Moody's Corp. (b)	6	199
Northern Trust Corp.	4	246
NYMEX Holdings Inc.	3	276
Och-Ziff Capital Management Group LLC (b)	110	2,314
optionsXpress Holdings Inc. (b)	2	50
Philadelphia Consolidated Holding Co. (c)	82	2,624
Principal Financial Group Inc. (b)	52	2,897
Raymond James Financial Inc.	29	666
RenaissanceRe Holdings Ltd.	1	57
SEI Investments Co.	3	69
St. Joe Co. (b)	75	3,224
SVB Financial Group (b) (c)	24	1,060
TD Ameritrade Holding Corp. (b) (c)	142	2,344
UCBH Holdings Inc. (b)	3	26
Willis Group Holdings Ltd.	1	47
		40,782
HEALTH CARE - 15.9%

Affymetrix Inc. (b) (c)	138	2,403
Alexion Pharmaceuticals Inc. (b) (c)	26	1,542
Alkermes Inc. (b) (c)	160	1,900
Allergan Inc.	4	232
American Medical Systems Holdings Inc. (b) (c)	3	48
Amylin Pharmaceuticals Inc. (b) (c)	74	2,170
Applera Corp. - Applied Biosystems Group (b)	137	4,502
ArthroCare Corp. (b) (c)	1	47
Barr Pharmaceuticals Inc. (c)	6	290
Becton Dickinson & Co.	1	69
Biogen Idec Inc. (c)	1	80
BioMarin Pharmaceutical Inc. (b) (c)	39	1,362
Celgene Corp. (b) (c)	2	110
Cephalon Inc. (b) (c)	109	7,032
Cerner Corp. (b) (c)	85	3,169
Charles River Laboratories International Inc. (b) (c)	3	147
Cigna Corp.	4	170
Community Health Systems Inc. (b) (c)	62	2,081
Covance Inc. (b) (c)	1	58
Coventry Health Care Inc. (c)	62	2,490
CR Bard Inc. (b)	50	4,820
DaVita Inc. (c)	21	1,022
DENTSPLY International Inc. (b)	2	66
Edwards Lifesciences Corp. (b) (c)	136	6,068
Elan Corp. Plc - ADR (b) (c)	300	6,262
Express Scripts Inc. (c)	3	193
Gen-Probe Inc. (c)	51	2,453
Genzyme Corp. (b) (c)	2	134
Gilead Sciences Inc. (b) (c)	15	773
Health Net Inc. (c)	82	2,523
Healthways Inc. (b) (c)	2	60
Henry Schein Inc. (b) (c)	81	4,626
Hologic Inc. (b) (c)	2	89
Human Genome Sciences Inc. (b) (c)	196	1,154
Humana Inc. (c)	2	99
Idexx Laboratories Inc. (c)	1	69
Illumina Inc. (b) (c)	60	4,554
ImClone Systems Inc. (c)	5	229
Intuitive Surgical Inc. (b) (c)	1	195
Invitrogen Corp. (b) (c)	2	162
Laboratory Corp. of America Holdings (b) (c)	41	3,028
Lincare Holdings Inc. (b) (c)	3	96
Martek Biosciences Corp. (b) (c)	3	83
Masimo Corp. (b) (c)	2	49
McKesson Corp.	2	79
Medarex Inc. (b) (c)	90	794
Millennium Pharmaceuticals Inc. (b) (c)	103	1,589
Millipore Corp. (b) (c)	68	4,577
Myriad Genetics Inc. (b) (c)	39	1,583
OSI Pharmaceuticals Inc. (b) (c)	46	1,720
Patterson Cos. Inc. (b) (c)	2	62
Qiagen NV (c)	199	4,145

Quest Diagnostics Inc. (b)	2	100
Resmed Inc. (b) (c)	43	1,810
Sepracor Inc. (b) (c)	63	1,238
St. Jude Medical Inc. (c)	6	242
Techne Corp. (c)	2	121
Theravance Inc. (b) (c)	81	855
Valeant Pharmaceutical International (b) (c)	166	2,130
Varian Medical Systems Inc. (b) (c)	2	84
Vertex Pharmaceuticals Inc. (b) (c)	118	2,821
Warner Chilcott Ltd. (b) (c)	168	3,024
Waters Corp. (b) (c)	79	4,400
Zimmer Holdings Inc. (c)	1	101
		100,184
INDUSTRIALS - 15.4%
Alliant Techsystems Inc. (b) (c)	59	6,098
American Reprographics Co. (b) (c)	5	74
Ametek Inc.	230	10,080
Avery Dennison Corp. (b)	1	59
CH Robinson Worldwide Inc. (b)	4	190
Chicago Bridge & Iron Co. NV - NYS	1	55
Cintas Corp.	2	57
Corporate Executive Board Co. (b)	2	81
Cummins Inc.	1	61
Danaher Corp. (b)	37	2,813
Donaldson Co. Inc. (b)	4	153
Dun & Bradstreet Corp.	1	81
Empresa Brasileira de Aeronautica SA - ADR	3	99
Equifax Inc. (b)	2	69
Expeditors International Washington Inc. (b)	5	221
Fastenal Co. (b)	93	4,258
Fluor Corp.	2	268
Foster Wheeler Ltd. (c)	4	204
General Cable Corp. (b) (c)	1	77
Graco Inc. (b)	2	80
HNI Corp. (b)	1	38
IDEX Corp. (b)	170	5,222
IHS Inc. (b) (c)	49	3,151
II-VI Inc. (b) (c)	2	68
ITT Corp.	89	4,606
Joy Global Inc.	3	176
Landstar System Inc.	4	219
Manpower Inc.	85	4,754
McDermott International Inc. (c)	5	258
Monster Worldwide Inc. (b) (c)	147	3,552
MSC Industrial Direct Co. - Class A (b)	67	2,831
Oshkosh Truck Corp. (b)	97	3,519
Paccar Inc.	2	90
Pall Corp.	1	49
Precision Castparts Corp.	2	214
Quanta Services Inc. (b) (c)	216	4,993
Republic Services Inc. - Class A	5	148
Ritchie Bros. Auctioneers Inc.	3	205

Robert Half International Inc. (b)	120	3,097
Rockwell Collins Inc.	139	7,921
Roper Industries Inc. (b)	206	12,251
SAIC Inc. (b) (c)	352	6,544
SkyWest Inc.	3	63
Southwest Airlines Co. (b)	427	5,300
Stericycle Inc. (b) (c)	3	129
Terex Corp. (c)	1	63
UTI Worldwide Inc.	112	2,252
WW Grainger Inc.	1	98
		96,889
INFORMATION TECHNOLOGY - 22.9%
Activision Inc. (c)	6	161
Adobe Systems Inc. (b) (c)	3	100
Altera Corp. (b)	284	5,232
Amdocs Ltd. (c)	198	5,615
Analog Devices Inc.	5	151
Ansys Inc. (c)	2	59
Autodesk Inc. (c)	114	3,573
Baidu.com - ADR (c)	-	48
Broadcom Corp. - Class A (c)	7	139
Cadence Design Systems Inc. (b) (c)	2	23
Ciena Corp. (b) (c)	96	2,960
Citrix Systems Inc. (c)	3	85
CNET Networks Inc. (b) (c)	218	1,548
Cogent Inc. (b) (c)	4	41
Cognizant Technology Solutions Corp. (c)	6	167
Cymer Inc. (b) (c)	1	29
Digital River Inc. (b) (c)	2	74
Dolby Laboratories Inc. - Class A (b) (c)	120	4,337
DST Systems Inc. (b) (c)	116	7,613
Electronic Arts Inc. (b) (c)	5	230
F5 Networks Inc. (c)	4	71
Factset Research Systems Inc. (b)	16	883
Fairchild Semiconductor International Inc. (c)	3	35
Fidelity National Information Services Inc. (b)	1	46
Fiserv Inc. (b) (c)	121	5,824
FLIR Systems Inc. (b) (c)	282	8,473
Foundry Networks Inc. (b) (c)	5	60
Global Payments Inc.	166	6,849
Harris Corp.	58	2,815
Integrated Device Technology Inc. (c)	3	30
Intersil Corp. (b)	186	4,767
Intuit Inc. (b) (c)	5	130
Iron Mountain Inc. (b) (c)	175	4,636
Jabil Circuit Inc.	277	2,619
Jack Henry & Associates Inc. (b)	122	3,000
JDS Uniphase Corp. (b) (c)	304	4,071
Juniper Networks Inc. (b) (c)	330	8,243
KLA-Tencor Corp.	1	45
Lam Research Corp. (b) (c)	1	42
Linear Technology Corp. (b)	4	135

Logitech International SA (b) (c)	3	64
Marvell Technology Group Ltd. (c)	332	3,607
Maxim Integrated Products Inc.	4	86
McAfee Inc. (c)	143	4,745
MEMC Electronic Materials Inc. (c)	3	191
Microchip Technology Inc. (b)	157	5,145
National Instruments Corp.	2	58
National Semiconductor Corp.	6	114
NetApp Inc. (b) (c)	9	182
ON Semiconductor Corp. (b) (c)	419	2,379
Paychex Inc. (b)	7	236
Perot Systems Corp. (c)	5	80
PMC - Sierra Inc. (b) (c)	415	2,366
QLogic Corp. (c)	4	64
Red Hat Inc. (b) (c)	224	4,116
Salesforce.com Inc. (b) (c)	31	1,811
Satyam Computer Services Ltd. - ADR	5	106
Seagate Technology Inc.	283	5,926
Silicon Laboratories Inc. (c)	2	76
Sina Corp. (c)	3	95
SunPower Corp. (b) (c)	18	1,341
Symantec Corp. (c)	4	58
Synopsys Inc. (c)	2	52
Teradyne Inc. (c)	269	3,345
THQ Inc. (b) (c)	3	62
Total System Services Inc.	1	19
Trimble Navigation Ltd. (c)	4	126
Varian Semiconductor Equipment Associates Inc. (c)	81	2,277
VeriSign Inc. (b) (c)	234	7,786
VistaPrint Ltd. (b) (c)	2	55
Western Union Co.	320	6,812
Xilinx Inc. (b)	236	5,604
Zebra Technologies Corp. (b) (c)	1	46
		143,989
MATERIALS - 1.7%
Agnico-Eagle Mines Ltd.	99	6,669
Carpenter Technology Corp.	4	213
Ecolab Inc. (b)	3	139
Sigma-Aldrich Corp. (b)	1	66
Teck Cominco Ltd. - Class B	88	3,604
		10,691
TELECOMMUNICATION SERVICES - 4.1%
American Tower Corp. (c)	159	6,234
Crown Castle International Corp. (b) (c)	184	6,350
Leap Wireless International Inc. (b) (c)	110	5,135
MetroPCS Communications Inc. (b) (c)	162	2,749
NeuStar Inc. - Class A (b) (c)	2	58
NII Holdings Inc. - Class B (c)	3	79
Rogers Communications Inc.	82	2,946
SBA Communications Corp. (b) (c)	63	1,892
		25,443

UTILITIES - 1.0%
AES Corp. (c)	8	127
Dynegy Inc. (b) (c)	472	3,724
Reliant Energy Inc. (c)	102	2,419
		6,270

Total Common Stocks (cost $548,227)		604,316

SHORT TERM INVESTMENTS - 36.9%
Mutual Funds - 3.7%
JNL Money Market Fund, 2.72% (a) (h)	3,276	3,276
T. Rowe Price Reserves Investment Fund, 3.30% (a) (h)	20,126	20,126
		23,402
Securities Lending Collateral - 33.2%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	208,665	208,665

Total Short Term Investments (cost $232,067)		232,067

Total Investments - 133.1% (cost $780,294)		836,383
Other Assets and Liabilities, Net - (33.1%)		(208,177)
Total Net Assets - 100%		$ 628,206

JNL/T. Rowe Price Value Fund
COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 18.9%
Bed Bath & Beyond Inc. (b) (c)	215	$ 6,328
Cablevision Systems Corp. - Class A (b) (c)	324	6,939
CBS Corp. - Class B (b)	103	2,279
Comcast Corp. - Class A (b)	83	1,607
Comcast Corp. - Special Class A (b) (c)	129	2,455
Discovery Holding Co. (c)	256	5,441
DISH Network Corp. (c)	176	5,048
Fortune Brands Inc.	93	6,429
General Motors Corp. (b)	104	1,987
H&R Block Inc. (b)	342	7,102
Harley-Davidson Inc. (b)	157	5,903
Home Depot Inc.	336	9,390
International Game Technology	201	8,086
Kohl's Corp. (c)	169	7,240
Liberty Entertainment Ltd. - Class A (c)	245	5,542
Liberty Media Corp. - Capital (c)	60	948
Liberty Media Corp. - Interactive (c)	191	3,078
New York Times Co. - Class A (b)	166	3,127
Newell Rubbermaid Inc.	242	5,525
RadioShack Corp. (b)	71	1,149
Sony Corp. - ADR	107	4,279
Time Warner Cable Inc. - Class A (c)	77	1,923
Time Warner Inc.	561	7,861
TJX Cos. Inc. (b)	212	7,010
Viacom Inc. - Class B (c)	56	2,226
		118,902
CONSUMER STAPLES - 8.3%

Altria Group Inc.	28	611
Anheuser-Busch Cos. Inc.	191	9,072
Avon Products Inc.	137	5,417
Campbell Soup Co. (b)	28	951
Coca-Cola Co.	78	4,772
Coca-Cola Enterprises Inc. (b)	110	2,660
General Mills Inc.	66	3,964
Heineken NV	15	865
Hershey Co. (b)	116	4,351
Kraft Foods Inc. - Class A	131	4,065
Philip Morris International Inc. (c)	28	1,391
Sara Lee Corp.	337	4,710
Wal-Mart Stores Inc.	189	9,977
		52,806
ENERGY - 13.8%
Baker Hughes Inc.	89	6,069
BJ Services Co. (b)	330	9,417
ConocoPhillips	49	3,742
Consol Energy Inc.	65	4,477
Exxon Mobil Corp.	85	7,206
Murphy Oil Corp. (b)	125	10,268
Royal Dutch Shell Plc - ADR	104	7,174
Schlumberger Ltd.	104	9,083
Spectra Energy Corp.	197	4,484
Statoil ASA	277	8,313
Sunoco Inc.	96	5,015
Total SA - ADR	163	12,026
		87,274
FINANCIALS - 18.1%
American Express Co.	58	2,514
American International Group Inc.	175	7,547
Ameriprise Financial Inc.	75	3,894
Assurant Inc.	14	845
Bank of America Corp.	153	5,808
Bank of New York Mellon Corp.	68	2,854
Berkshire Hathaway Inc. - Class A (c)	-	4,669
Capital One Financial Corp. (b)	81	4,002
Citigroup Inc.	268	5,741
Countrywide Financial Corp. (b)	239	1,316
Fannie Mae	83	2,179
Fifth Third Bancorp (b)	80	1,669
First Horizon National Corp. (b)	349	4,891
Genworth Financial Inc. - Class A	360	8,148
Hartford Financial Services Group Inc.	36	2,728
JPMorgan Chase & Co.	123	5,296
Lincoln National Corp.	106	5,528
Marsh & McLennan Cos. Inc.	253	6,156
Merrill Lynch & Co. Inc.	129	5,255
Morgan Stanley	97	4,442
SLM Corp. (b) (c)	178	2,731
St. Joe Co. (b)	269	11,552
State Street Corp. (b)	78	6,154

SunTrust Banks Inc.	67	3,700
U.S. Bancorp	81	2,628
Willis Group Holdings Ltd.	71	2,369
		114,616
HEALTH CARE - 9.6%
Amgen Inc. (c)	155	6,468
Boston Scientific Corp. (c)	254	3,272
Cardinal Health Inc.	107	5,592
Cigna Corp.	77	3,136
Covidien Ltd.	190	8,394
Health Management Associates Inc. (c)	167	885
Johnson & Johnson	143	9,263
Medtronic Inc.	141	6,830
Merck & Co. Inc.	106	4,004
Pfizer Inc.	283	5,913
Schering-Plough Corp.	143	2,055
Wyeth	114	4,748
		60,560
INDUSTRIALS - 12.1%
3M Co.	90	7,131
Avery Dennison Corp.	48	2,369
General Electric Co.	509	18,823
Illinois Tool Works Inc. (b)	165	7,972
Raytheon Co.	65	4,219
Southwest Airlines Co. (b)	659	8,175
Tyco Electronics Ltd.	149	5,107
Tyco International Ltd.	183	8,066
Union Pacific Corp.	58	7,285
Waste Management Inc.	221	7,420
		76,567
INFORMATION TECHNOLOGY - 9.3%
Alcatel-Lucent - ADR (b)	922	5,308
Alcatel-Lucent (b)	228	1,302
Analog Devices Inc.	152	4,490
Dell Inc. (c)	356	7,097
Intel Corp.	297	6,295
International Business Machines Corp.	67	7,657
Juniper Networks Inc. (c)	69	1,725
Microsoft Corp.	365	10,367
Nokia Oyj - Class A - ADR	110	3,495
Texas Instruments Inc.	153	4,320
Western Union Co.	204	4,337
Yahoo! Inc. (c)	92	2,665
		59,058
MATERIALS - 4.0%
AbitibiBowater Inc. (b)	18	233
Alcoa Inc.	124	4,482
EI Du Pont de Nemours & Co.	136	6,336
International Paper Co. (b)	258	7,007
MeadWestvaco Corp.	226	6,146
Nucor Corp.	20	1,382

		25,586
TELECOMMUNICATION SERVICES - 1.1%
Qwest Communications International Inc. (b)	293	1,325
Sprint Nextel Corp. (b)	883	5,907
		7,232
UTILITIES - 2.6%
Entergy Corp.	61	6,676
NiSource Inc. (b)	277	4,775
Pinnacle West Capital Corp. (b)	148	5,174
		16,625

Total Common Stocks (cost $618,979)		619,226

PREFERRED STOCKS - 0.8%
CONSUMER DISCRETIONARY - 0.3%
General Motors Corp., Convertible Preferred, 1.50%, 05/28/09 (b)	75	1,704

FINANCIALS - 0.4%
Merrill Lynch Project Green Convertible Preferred Stock (f) (s) (t)	-	2,407
XL Capital Ltd., Convertible Preferred, 7.00%, 02/15/09	35	426
		2,833
TELECOMMUNICATION SERVICES - 0.1%
Lucent Technologies Capital Trust I, 7.75%, 03/15/17	1	560

Total Preferred Stocks (cost $6,306)		5,097

CORPORATE BONDS AND NOTES - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Ford Motor Co., 4.25%, 12/15/36	$ 1,082	928

MATERIALS - 0.1%
Newmont Mining Corp., 1.63%, 07/15/17 (e) (t)	535	653

Total Corporate Bonds and Notes (cost $1,616)		1,581

SHORT TERM INVESTMENTS - 17.5%
Mutual Funds - 0.9%
JNL Money Market Fund, 2.72% (a) (h)	2,679	2,679
T. Rowe Price Reserves Investment Fund, 3.30% (a) (h)	2,829	2,829
		5,508
Securities Lending Collateral - 16.6%
Mellon GSL Delaware Business Trust Collateral Fund, 3.20% (h)	104,827	104,827

Total Short Term Investments (cost $110,335)		110,335

Total Investments - 116.3% (cost $737,236)		736,239
Other Assets and Liabilities, Net - (16.3%)		(103,015)
Total Net Assets - 100%		$ 633,224

JNL Series Trust (unaudited)
Notes to the Schedules of Investments (dollar amounts in thousands)
March 31, 2008

(a)	Investment in affiliate.
(b)	All or portion of the security has been loaned.
(c)	Non-income producing security.
(d)	Issuer is in Chapter 11 bankruptcy and/or is in default relating to principal and/or interest.
(e)	Rule 144A, Section 4(2) provides an exemption from the registration requirements of the Securities Act of 1933, as amended, for resale of this security to an institutional investor.
(f)	Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. Fair valued securities may be classified as Level 2 or Level 3 for SFAS No. 157 disclosures based on the securities valuation inputs. See SFAS No. 157 note.
(g)	Investment purchased on a when-issued basis. As of March 31, 2008, the total cost of investments purchased on a when-issued basis for the
JNL/Goldman Sachs Core Plus Bond Fund, JNL/Lazard Emerging Markets Fund, JNL/PIMCO Real Return Fund, JNL/PIMCO Total Return Bond Fund, and
JNL/Select Balanced Fund is: $34,428; $4,882; $907,799; $371,915; and $3,719, respectively.
(h)	Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of March 31, 2008.
(i)	Variable rate security. Rate stated is in effect as of March 31, 2008.
(j)	Zero coupon security. Rate stated is the effective yield as of March 31, 2008.
(k)	Security is a "step-up" bond where the coupon may increase or step up at a future date. Rate stated is the coupon as of March 31, 2008.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Swap agreements in JNL/Goldman Sachs Core Plus Bond Fund and JNL/Goldman Sachs Short Duration Bond Fund have been collateralized with $10,640 and
$6,165 cash, respectively.
(n)	All or a portion of the security or cash has been segregated as collateral for securities held short. Total value of segregated securities at March 31,
2008 for JNL/Credit Suisse Long/Short Fund and JNL/Franklin Templeton Mutual Shares Fund is $23,858 and $4,005, respectively.
(o)	All or a portion of the security or cash pledged as collateral for open futures contracts. As of March 31, 2008 the value of collateral in JNL/Goldman Sachs
Core Plus Bond Fund, JNL/Goldman Sachs Short Duration Bond Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund,
JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital
Management S&P 500 Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/PIMCO Real Return Fund, and JNL/PIMCO
Total Return Bond Fund is: $1,016, $1,702, $125, $778, $209, $633, $628, $6,026, and $10,280, respectively.
(p)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(q)	Par amounts are listed in United States Dollars unless otherwise noted.
(r)	Treasury inflation indexed note - par amount is adjusted for inflation.
(s)	Security is restricted as to public resale. See restricted security note.
(t)	Illiquid security. At March 31, 2008, the aggregate value of illiquid securities and percentage of net assets is as follows: JNL/Capital Guardian Global
Balanced Fund, $2,769 - 1.3%; JNL/Capital Guardian International Small Cap Fund, $573 - 0.8%; JNL/Franklin Templeton Mutual Shares Fund, $3,741 - 1.2%;
JNL/Goldman Sachs Core Plus Bond Fund, $8,606 - 1.3%; JNL/Goldman Sachs Short Duration Bond Fund, $8,553 - 2.2%; JNL/JPMorgan MidCap Growth
Fund, $2,895 - 2.0%; JNL/JPMorgan U.S. Government & Quality Bond Fund, $9,285 - 2.4%; JNL/PIMCO Real Return Bond Fund $1,719 - 0.2%;
JNL/PIMCO Total Return Bond Fund, $13,437 - 1.0%; JNL/PPM America High Yield Bond Fund, $44 - 0.0%; JNL/Select Money Market Fund, $3,200 - 0.3%; and
JNL/T. Rowe Price Value Fund, $3,060 - 0.5%.
(u)	144A liquid security, the Fund has deemed this security to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2008 the value of 144A securities in JNL/Capital Guardian Global Balanced Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton
Income Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/Goldman Sachs Short Duration Bond Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon
Capital Management Bond Index Fund, JNL/PAM Asia ex-Japan Fund, JNL/PIMCO Real Return Fund, JNL/PIMCO Total Return Bond Fund, JNL/PPM America
High Yield Bond Fund, JNL/Select Balanced Fund, and JNL/Select Money Market Fund is: $1,154; $7,396; $78,721; $23,074; $2,418; $9,171; $388;
$116; $135,869; $138,256; $36,032; $5,436; and $258,535, respectively.
(v)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

Currencies:	SGD - Singapore Dollar
ARS - Argentine Peso	TRY - Turkish Lira
AUD - Australian Dollar	USD - United States Dollar
BRL - Brazilian Real	ZAR - South African Rand
CAD - Canadian Dollar
CHF - Swiss Franc	Abbreviations:
CLP - Chilean Peso	"-" Amount rounds to less than one thousand.
COP - Colombian Peso	ADR - American Depository Receipt
DKK - Danish Krone	AMBAC - AMBAC Indemnity Corp.
EUR - European Currency Unit (Euro)	FGIC - Financial Guaranty Insurance Co.
GBP - British Pound	FSA - Financial Security Assurance Inc.
HKD - Hong Kong Dollar	GDR - Global Depository Receipt
IDR - Indonesian Rupiah	LIBOR - London Interbank Offered Rate
ILS - Israeli New Shekels	NYS - New York Registered Shares
INR - Indian Rupee	SPDR - Standard & Poor's Depository Receipt
JPY - Japanese Yen	TBA - To Be Announced
KRW - Korean Won	virt-x - a crossborder Recognised Investment Exchange
MXN - Mexican Peso	Euro-Bobl - debt instrument issued by the Federal Republic of Germany with
MYR - Malaysian Ringgit	a term of 4.5 to 5.5 years
NOK - Norwegian Krone	Euro-Bund - debt instrument issued by the Federal Republic of Germany with
NZD - New Zealand Dollar	a term of 8.5 to 10 years
PHP - Philippine Peso	Euro-Buxl - debt instrument issued by the Federal Republic of Germany with
PLN - Polish Zloty	a term of 24 to 35 years
RUB - Russian Ruble	Euro-Schatz - debt instrument issued by the Federal Republic of Germany
SEK - Swedish Krona	with a term of 1.75 to 2.25 years

Security Valuation – The net asset value ("NAV") shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange
(“NYSE”) is open for trading. Bonds are generally valued on the basis of prices furnished by approved pricing services or based on quotations provided by reputable broker/dealers. Stocks and investment funds traded on an exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market.
Investments in mutual funds and the securities lending collateral investment are valued at the net asset value per share determined as of the close of the NYSE on the valuation date. Other short-term securities maturing within 60 days and all securities in the JNL/Select Money Market Fund are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if Jackson National Asset Management, LLC ("JNAM" or "Adviser") determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (“Board”). Market prices may not represent fair value, for example, if a security is thinly traded or if an event occurs between the market quotation and the time the security is to be valued which is expected to affect the value of the security. The circumstances in which a Fund may fair value a security include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings.

In addition, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in a foreign market in order to adjust for possible changes in the value that may occur between the close of the foreign exchange and the time at which Funds' NAVs are determined. If a security is valued at a “fair value”, the value may be different from the last quoted market price for the security. There can be no assurance that any Fund could obtain the fair value assigned to a security if the Fund were to sell the security at the time the Fund determines its NAV.

Securities Loaned - The Trust has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Funds receive a fee equal to the percentage of the net income generated by the collateral held during each lending transaction. The custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled investment fund approved by JNAM). In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Investments in affiliates - During the period ended March 31, 2008, certain Funds invested in money market funds for temporary purposes, which are managed by
JNAM or another affiliate. The JNL Money Market Fund is offered as a cash management tool to the Funds and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL Delaware Business Trust
Collateral Fund, which may be considered affiliated with the Funds.

The JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, and the
JNL/S&P Funds, excluding the JNL/S&P Retirement Strategy Funds, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P
Intrinsic Value Fund, and JNL/S&P Total Yield Fund, invest solely in the Class A shares of other affiliated Funds of the Trust and the JNL Variable Funds.

The JNL/Mellon Capital Management International Index Fund invested in Prudential plc, the parent company of Jackson National Life Insurance Co. The JNL/Mellon
Capital Management S&P 500 Index Fund invested in Bank of New York Mellon Corp., the parent company of its subadviser. Transactions for the period ended
March 31, 2008 are shown below (in thousands):

	Value					Value
	Beginning			Dividend		End
	of Period		Sales	Income	Realized	of Period
Affiliate	12/31/2007	Purchases	Proceeds	Received	Gain (Loss)	3/31/2008
Bank of New York Mellon Corp.	$2,815	$ -	$42	$14	$18	$2,370
Prudential plc	1,589	41	42	-	13	1,482

JNL/PPM America Mid Cap Value Fund and JNL/PPM America Small Cap Value Fund were capitalized by an initial investment by Jackson National Life Insurance
Company on March 31, 2008. The Funds held no investments on March 31, 2008.

Federal Income Tax Matters - As of March 31, 2008, the cost of investments and net unrealized appreciation/
(depreciation) for income tax purposes are as follows (in thousands):

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
JNL/AIM International Growth Fund	$ 562,179	$ 17,279	$ (43,077)	$ 25,798
JNL/AIM Large Cap Growth Fund	487,037	58,997	(29,431)	29,566
JNL/AIM Real Estate Fund	278,752	3,317	(38,860)	(35,543)
JNL/AIM Small Cap Growth Fund	71,757	6,679	(7,451)	(772)
JNL/Capital Guardian Global Balanced Fund	262,259	9,586	(15,502)	(5,916)
JNL/Capital Guardian Global Diversified Research Fund	285,844	6,356	(21,181)	(14,825)
JNL/Capital Guardian International Small Cap Fund	88,849	2,120	(12,129)	(10,009)
JNL/Capital Guardian U.S. Growth Equity Fund	290,275	5,846	(29,439)	(23,593)
JNL/Credit Suisse Global Natural Resources Fund	463,271	28,226	(27,972)	254
JNL/Credit Suisse Long/Short Fund	84,154	2,499	(9,573)	(7,074)
JNL/Eagle Core Equity Fund	84,262	3,416	(10,922)	(7,506)
JNL/Eagle SmallCap Equity Fund	262,393	21,921	(29,432)	(7,511)
JNL/Franklin Templeton Founding Strategy Fund	862,493	109	(98,510)	(98,401)
JNL/Franklin Templeton Global Growth Fund	394,117	5,065	(51,715)	(46,650)
JNL/Franklin Templeton Income Fund	704,988	8,906	(61,904)	(52,998)
JNL/Franklin Templeton Mutual Shares Fund	366,278	10,783	(49,623)	(38,840)
JNL/Franklin Templeton Small Cap Value Fund	144,384	12,733	(23,528)	(10,795)
JNL/Goldman Sachs Core Plus Bond Fund	771,651	11,225	(28,181)	(16,956)
JNL/Goldman Sachs Mid Cap Value Fund	201,020	9,930	(26,430)	(16,500)
JNL/Goldman Sachs Short Duration Bond Fund	451,816	4,826	(17,550)	(12,724)
JNL/JPMorgan International Value Fund	769,915	31,662	(48,484)	(16,822)
JNL/JPMorgan MidCap Growth Fund	212,495	4,483	(21,263)	(16,870)
JNL/JPMorgan U.S. Government & Quality Bond Fund	499,998	12,109	(4,904)	7,205
JNL/Lazard Emerging Markets Fund	477,479	26,284	(48,151)	(21,867)
JNL/Lazard Mid Cap Equity Fund	290,508	9,067	(39,487)	(30,420)
JNL/Lazard Small Cap Equity Fund	161,246	6,364	(18,772)	(12,408)
JNL/Mellon Capital Management 10 x 10 Fund	94,405	296	(9,912)	(9,616)
JNL/Mellon Capital Management Bond Index Fund	461,812	10,026	(3,326)	6,700
JNL/Mellon Capital Management Enhanced S&P
500 Stock Index Fund	74,265	5,182	(9,426)	(4,244)
JNL/Mellon Capital Management Index 5 Fund	38,961	144	(3,803)	(3,659)
JNL/Mellon Capital Management International Index Fund	616,938	122,720	(43,822)	78,898
JNL/Mellon Capital Management S&P 400
MidCap Index Fund	516,568	60,761	(67,592)	(6,831)
JNL/Mellon Capital Management S&P 500 Index Fund	613,156	114,920	(67,478)	47,442
JNL/Mellon Capital Management Small Cap Index Fund	433,815	53,064	(76,206)	(23,142)
JNL/Oppenheimer Global Growth Fund	379,352	52,488	(31,633)	20,855
JNL/PAM Asia ex-Japan Fund	12,081	426	(1,656)	(1,230)
JNL/PAM China-India Fund	4,816	31	(759)	(728)
JNL/PIMCO Real Return Fund	1,749,076	10,521	(27,286)	(16,765)
JNL/PIMCO Total Return Bond Fund	1,798,496	26,063	(26,288)	(225)
JNL/PPM America Core Equity Fund	146,743	2,234	(21,046)	(18,812)
JNL/PPM America High Yield Bond Fund	324,566	2,011	(27,402)	(25,391)
JNL/PPM America Value Equity Fund	258,099	9,089	(46,927)	(37,838)
JNL/S&P Competitive Advantage Fund	59,408	1,413	(2,512)	(1,099)
JNL/S&P Dividend Income & Growth Fund	43,877	529	(2,824)	(2,295)
JNL/S&P Intrinsic Value Fund	56,421	1,168	(4,015)	(2,847)
JNL/S&P Total Yield Fund	54,596	1,701	(2,046)	(345)
JNL/S&P 4 Fund	116,064	737	(3,789)	(3,052)
JNL/S&P Disciplined Growth Fund	19,742	78	(1,937)	(1,859)
JNL/S&P Disciplined Moderate Fund	43,625	738	(2,887)	(2,149)
JNL/S&P Disciplined Moderate Growth Fund	50,528	567	(4,327)	(3,760)
JNL/S&P Managed Aggressive Growth Fund	610,938	22,160	(29,646)	(7,486)
JNL/S&P Managed Conservative Fund	395,918	7,068	(12,966)	(5,898)
JNL/S&P Managed Growth Fund	1,214,681	70,715	(59,540)	11,175
JNL/S&P Managed Moderate Fund	593,914	17,307	(25,896)	(8,589)

JNL/S&P Managed Moderate Growth Fund	1,299,581	66,600	(56,926)	9,674
JNL/S&P Growth Retirement Strategy Fund	4,868	119	(244)	(125)
JNL/S&P Moderate Growth Retirement Strategy Fund	4,680	126	(176)	(50)
JNL/S&P Moderate Retirement Strategy Fund	4,214	78	(123)	(43)
JNL/S&P Retirement 2015 Fund	52,090	481	(2,094)	(1,613)
JNL/S&P Retirement 2020 Fund	11,040	163	(1,005)	(840)
JNL/S&P Retirement 2025 Fund	7,008	64	(661)	(597)
JNL/S&P Retirement Income Fund	42,679	801	(1,998)	(1,197)
JNL/Select Balanced Fund	614,700	49,100	(27,344)	21,756
JNL/Select Money Market Fund	956,440	-	-	-
JNL/Select Value Fund	511,018	55,976	(34,849)	21,127
JNL/T. Rowe Price Established Growth Fund	1,093,560	112,675	(85,490)	27,185
JNL/T. Rowe Price Mid-Cap Growth Fund	784,949	118,098	(66,664)	51,434
JNL/T. Rowe Price Value Fund	748,671	83,207	(95,639)	(12,432)

Restricted Securities
The following table consists of restricted securities which are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933 as well as 144A securities that have not been deemed liquid.

	Value			Interest/	Value
	Beginning			Dividend	End
	of Period		Sales	Income	of Period
	12/31/2007	Purchases	Proceeds	Received	3/31/2008
JNL/Capital Guardian Global Balanced Fund
AES Panama SA, 6.35%, 12/12/16	$ -	$ 297	$ -	$ -	$ 305
Charter Communications Operating LLC, 8.38%, 04/30/14	194	-	-	-	180
Empresa Brasileira de Aeronautica SA	264	-	-	3	230
Evergreen Energy Inc., 8.00%, 08/01/12	42	-	-	2	38
Gaz Capital SA, 6.51%, 03/07/22	380	-	-	13	357
Liberty Mutual Group Inc., 7.50%, 08/15/36	244	-	-	9	237
Maiden Holdings Ltd.	54	-	-	-	52
Orascom Construction Industries	892	-	-	-	649
Singapore Telecommunications Ltd.	286	-	-	6	295
Standard Chartered Bank, 6.40%, 09/26/17	155	-	-	5	156
UniCredito Luxemburg Finance, 6.00%, 10/31/17	149	-	-	-	149
Univision Communications Inc., 9.75%, 03/15/15	182	-	-	10	121
Total Restricted Securities	$ 2,842	$ 297	$ -	$ 48	$ 2,769

JNL/Franklin Templeton Mutual Shares Fund
Cerberus Capital Management LP	$ 1,640	$ -	$ -	$ -	$ 1,378
Cerberus Capital Management LP, 12.00%, 07/31/14	1,640	-	-	-	1,378
Dana Holding Corp. 4.00%, Series B	91	-	-	-	82
Pontus I, 05/27/09	-	291	4	-	232
Pontus II Claim on HMH Publishing, 9.14%, 07/24/09	-	290	-	-	241
Pontus II Trust, 9.14%, 06/25/09	-	145	-	-	120
Pontus III (Calpine Leveraged Loan) Credit Claim, 6.14%, 07/24/09	-	262	-	-	271
Total Restricted Securities	$ 3,371	$ 988	$ 4	$ -	$ 3,702

JNL/Goldman Sachs Core Plus Bond Fund
Charter Communications Operating LLC, 8.38%, 04/30/14	$ 435	$ -	$ -	$ -	$ 405
CIT Mortgage Loan Trust, 3.60%, 05/25/09	2,417	-	124	29	2,097
CIT Mortgage Loan Trust, 3.85%, 01/25/10	667	-	-	9	455
CIT Mortgage Loan Trust, 4.05%, 09/25/24	1,165	-	-	17	704
El Paso Performance Linked Trust, 7.75%, 07/15/11	1,324	-	-	50	1,319
GSMPS Mortgage Loan Trust, 5.10%, 02/25/35	237	-	12	2	214
Merit Securities Corp., 6.36%, 09/28/32	551	-	39	8	514
Rainbow National Services LLC, 10.38%, 09/01/14	87	-	-	4	85
Sail Net Interest Margin Notes, 7.75%, 04/27/33	-	-	-	-	-
Sail Net Interest Margin Notes, 5.50%, 03/27/34	3	-	-	-	-
ZFS Finance USA Trust I, 5.88%, 05/09/32	1,142	-	-	-	1,160
Total Restricted Securities	$ 8,028	$ -	$ 175	$ 119	$ 6,953

JNL/Goldman Sachs Short Duration Bond Fund
Barclays Bank Plc, 8.55% (callable at 100 beginning 06/15/11)	$ 1,580	$ -	$ -	$ -	$ 1,568
BNP Paribas Capital Trust, 9.00% (callable at 100 beginning 10/27/10)	1,682	-	-	-	1,684
CIT Mortgage Loan Trust, 3.60%, 05/25/09	1,580	-	81	18	1,371
CIT Mortgage Loan Trust, 3.85%, 01/25/10	410	-	-	5	280
CIT Mortgage Loan Trust, 4.05%, 09/25/24	801	-	-	12	484
SB Treasury Co. LLC, 9.40% (callable at 100 beginning 06/30/08)	2,039	-	-	-	2,026
Total Restricted Securities	$ 8,092	$ -	$ 81	$ 35	$ 7,413

JNL/JPMorgan MidCap Growth Fund
Apollo Global Management LLC	$ 1,596	$ -	$ -	$ -	$ 954

JNL/JPMorgan U.S. Government & Quality Bond Fund
Banc of America Commercial Mortgage Inc., 6.41%, 03/11/32	$ 2,403	$ -	$ 14	$ 35	$ 2,503
Commercial Mortgage Pass Through Certificates, 5.45%, 07/16/34	4,561	-	136	40	4,356
CompuCredit Acquired Portfolio Voltage Master Trust, 5.20%, 09/15/18	1,067	-	49	11	1,007
Countrywide Home Equity Loan Trust, 5.29%, 05/15/34	1,028	-	93	13	609
Total Restricted Securities	$ 9,059	$ -	$ 292	$ 99	$ 8,475

JNL/PIMCO Real Return Bond Fund
Bear Stearns Structured Products Inc., 2.81%, 01/26/37	$ 1,503	$ -	$ 66	$ 15	$ 1,379
Bravo Mortgage Asset Trust, 2.73%, 07/25/36	-	454	110	4	340
Total Restricted Securities	$ 1,503	$ 454	$ 176	$ 19	$ 1,719

JNL/PIMCO Total Return Bond Fund
Bear Stearns Structured Products Inc., 2.81%, 01/26/37	$ 4,696	$ -	$ 206	$ 47	$ 4,311
Corp Nacional del Cobre de Chile, 6.15%, 10/24/36 (e) (t)	-	-	-	-	200
DG Funding Trust, 7.21%	4,411	-	-	78	4,347
Parker Hannifin Employee Stock Ownership Trust, 6.34%, 07/15/08	28	-	14	1	14
Total Restricted Securities	$ 9,135	$ -	$ 220	$ 126	$ 8,872

JNL/PPM America High Yield Bond Fund
Home Interior Gift Inc.	$ 4	$ -	$ -	$ -	$ 4

JNL/Select Money Market Fund
MetLife Inc., 5.46%, 02/01/08	$ 3,200	$ -	$ -	$ 41	$ 3,200

JNL/T. Rowe Price Value Fund
Merrill Lynch Project Green Convertible Preferred Stock	$ -	$ 3,000	$ -	$ -	$ 2,407
Newmont Mining Corp., 1.63%, 07/15/17	666	-	-	4	653
Total Restricted Securities	$ 666	$ 3,000	$ -	$ 4	$ 3,060

Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”
In September 2006, the Financial Accounting Standards Board issued SFAS No. 157 "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

SFAS No. 157 establishes a three level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Funds’ investments. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Funds’ own assumptions in determining the fair value of the investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds' assets as of March 31, 2008 (in thousands):

	Investments in Securities				Investments in Derivatives*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/AIM International Growth Fund	$ 496,562	$ 39,819	$ -	$ 536,381	$ -	$ -	$ -	$ -
JNL/AIM Large Cap Growth Fund	480,012	36,591	-	516,603	-	-	-	-
JNL/AIM Real Estate Fund	233,716	9,493	-	243,209	-	-	-	-
JNL/AIM Small Cap Growth Fund	70,554	431	-	70,985	-	-	-	-
JNL/Capital Guardian Global Balanced Fund	183,263	73,028	52	256,343	-	363	-	363
JNL/Capital Guardian Global Diversified Research Fund	255,014	16,005	-	271,019	-	-	-	-
JNL/Capital Guardian International Small Cap Fund	74,092	4,125	623	78,840	-	1	-	1
JNL/Capital Guardian U.S. Growth Equity Fund	263,298	3,384	-	266,682	-	-	-	-
JNL/Credit Suisse Global Natural Resources Fund	437,256	26,269	-	463,525	-	-	-	-
JNL/Credit Suisse Long/Short Fund	77,080	-	-	77,080	-	-	-	-
JNL/Eagle Core Equity Fund	74,821	1,935	-	76,756	-	-	-	-
JNL/Eagle SmallCap Equity Fund	247,825	7,057	-	254,882	-	-	-	-
JNL/Franklin Templeton Founding Strategy Fund	764,092	-	-	764,092	-	-	-	-
JNL/Franklin Templeton Global Growth Fund	338,846	8,621	-	347,467	-	-	-	-
JNL/Franklin Templeton Income Fund	304,973	331,802	15,215	651,990	-	-	-	-
JNL/Franklin Templeton Mutual Shares Fund	309,474	13,583	4,381	327,438	-	264	-	264
JNL/Franklin Templeton Small Cap Value Fund	133,589	-	-	133,589	-	-	-	-
JNL/Goldman Sachs Core Plus Bond Fund	65,139	646,997	42,559	754,695	1,482	18,645	-	20,127
JNL/Goldman Sachs Mid Cap Value Fund	184,520	-	-	184,520	-	-	-	-
JNL/Goldman Sachs Short Duration Bond Fund	135,239	282,614	21,239	439,092	1,895	2,712	-	4,607
JNL/JPMorgan International Value Fund	730,581	22,512	-	753,093	-	4,108	-	4,108
JNL/JPMorgan MidCap Growth Fund	193,418	1,343	954	195,715	-	-	-	-
JNL/JPMorgan U.S. Government & Quality Bond Fund	143,197	362,390	1,616	507,203	-	-	-	-
JNL/Lazard Emerging Markets Fund	366,077	86,386	3,149	455,612	-	-	-	-
JNL/Lazard Mid Cap Equity Fund	260,088	-	-	260,088	-	-	-	-
JNL/Lazard Small Cap Equity Fund	148,233	605	-	148,838	-	-	-	-
JNL/Mellon Capital Management 10 X 10 Fund	84,789	-	-	84,789	-	-	-	-
JNL/Mellon Capital Management Index 5 Fund	35,302	-	-	35,302	-	-	-	-
JNL/Mellon Capital Management S&P 500 Index Fund	659,965	633	-	660,598	-	-	-	-
JNL/Mellon Capital Management S&P 400 MidCap
Index Fund	509,528	209	-	509,737	49	-	-	49
JNL/Mellon Capital Management Small Cap Index Fund	410,045	628	-	410,673	165	-	-	165
JNL/Mellon Capital Management International Index Fund	657,917	37,919	-	695,836	101	178	-	279
JNL/Mellon Capital Management Bond Index Fund	104,683	363,829	-	468,512	-	-	-	-
JNL/Mellon Capital Management Enhanced S&P 500
Stock Index Fund	69,860	161	-	70,021	-	-	-	-
JNL/Oppenheimer Global Growth Fund	381,365	18,842	-	400,207	-	-	-	-
JNL/PAM Asia ex-Japan Fund	10,352	499	-	10,851	-	-	-	-
JNL/PAM China-India Fund	3,550	538	-	4,088	-	-	-	-
JNL/PIMCO Real Return Fund	12,186	1,713,435	6,690	1,732,311	6,341	5,840	37	12,218
JNL/PIMCO Total Return Bond Fund	26,074	1,764,142	8,055	1,798,271	27,926	8,356	36	36,318
JNL/PPM America Core Equity Fund	127,931	-	-	127,931	-	-	-	-
JNL/PPM America High Yield Bond Fund	63,170	235,709	296	299,175	-	-	-	-
JNL/PPM America Value Equity Fund	220,261	-	-	220,261	-	-	-	-
JNL/S&P Competitive Advantage Fund	58,309	-	-	58,309	-	-	-	-
JNL/S&P Dividend Income & Growth Fund	41,582	-	-	41,582	-	-	-	-
JNL/S&P Intrinsic Value Fund	53,574	-	-	53,574	-	-	-	-
JNL/S&P Total Yield Fund	54,251	-	-	54,251	-	-	-	-
JNL/S&P 4 Fund	113,012	-	-	113,012	-	-	-	-
JNL/S&P Managed Conservative Fund	390,020	-	-	390,020	-	-	-	-
JNL/S&P Managed Moderate Fund	585,325	-	-	585,325	-	-	-	-
JNL/S&P Managed Moderate Growth Fund	1,309,255	-	-	1,309,255	-	-	-	-
JNL/S&P Managed Growth Fund	1,225,856	-	-	1,225,856	-	-	-	-
JNL/S&P Managed Aggressive Growth Fund	603,452	-	-	603,452	-	-	-	-
JNL/S&P Retirement Income Fund	41,482	-	-	41,482	-	-	-	-
JNL/S&P Retirement 2015 Fund	50,477	-	-	50,477	-	-	-	-

JNL/S&P Retirement 2020 Fund	10,200	-	-	10,200	-	-	-	-
JNL/S&P Retirement 2025 Fund	6,411	-	-	6,411	-	-	-	-
JNL/S&P Disciplined Moderate Fund	41,476	-	-	41,476	-	-	-	-
JNL/S&P Disciplined Moderate Growth Fund	46,768	-	-	46,768	-	-	-	-
JNL/S&P Disciplined Growth Fund	17,883	-	-	17,883	-	-	-	-
JNL/S&P Moderate Retirement Strategy Fund	4,171	-	-	4,171	-	-	-	-

JNL/S&P Moderate Growth Retirement Strategy Fund	4,630	-	-	4,630	-	-	-	-
JNL/S&P Growth Retirement Strategy Fund	4,743	-	-	4,743	-	-	-	-
JNL/Select Balanced Fund	450,360	186,096	-	636,456	-	-	-	-
JNL/Select Money Market Fund	15,510	940,930	-	956,440	-	-	-	-
JNL/Select Value Fund	517,557	14,588	-	532,145	-	-	-	-
JNL/T. Rowe Price Established Growth Fund	1,085,987	34,758	-	1,120,745	-	-	-	-
JNL/T. Rowe Price Mid-Cap Growth Fund	829,543	6,840	-	836,383	-	-	-	-
JNL/T. Rowe Price Value Fund	697,277	36,555	2,407	736,239	-	-	-	-

The following is a summary of the inputs used to value the Funds' liabilities as of March 31, 2008 (in thousands):

Investments in Securities	Investments in Derivatives*

	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Capital Guardian Global Balanced Fund	$ -	$ -	$ -	$ -	$ -	$ (214)	$ -	$ (214)
JNL/Credit Suisse Long/Short Fund	(14,036)	-	-	14,036)	-	-	-	-
JNL/Franklin Templeton Mutual Shares Fund	(1,829)	-	-	(1,829)	-	(2,404)	-	(2,404)
JNL/Goldman Sachs Core Plus Bond Fund	-	(1,036)	-	(1,036)	(1,526)	(25,129)	-	(26,655)
JNL/Goldman Sachs Short Duration Bond Fund	-	-	-	-	(402)	(5,932)	-	(6,334)
JNL/JPMorgan International Value Fund	-	-	-	-	-	(6,326)	-	(6,326)
JNL/Mellon Capital Management S&P 500 Index Fund	-	-	-	-	(27)	-	-	(27)
JNL/Mellon Capital Management International Index Fund	-	-	-	-	(22)	(83)	-	(105)
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund	-	-	-	-	(11)	-	-	(11)
JNL/PIMCO Real Return Fund	-	144,700)	-	144,700)	(1,011)	(7,829)	(980)	(9,820)
JNL/PIMCO Total Return Bond Fund	-	106,745)	-	106,745)	(590)	(17,646)	(871)	(19,107)
JNL/T. Rowe Price Value Fund	-	-	-	-	(7)	-	-	(7)

The following table is a reconciliation of securities which represent significant unobservable inputs (Level 3) in determination of the fair value (in thousands):

			Change In		Transfers In
	Balance At		Unrealized	Net	and/or Out of	Balance At
	Beginning of	Realized	Appreciation/	Purchases/	Level 3 During	End of
	Period	Gain/(Loss)	(Depreciation)	(Sales)	The Period	Period
JNL/Capital Guardian Global Balanced Fund	$ 53	$ -	$ (1)	$ -	$ -	$ 52
JNL/Capital Guardian International Small Cap Fund	-	-	(648)	1,271	-	623
JNL/Franklin Templeton Income Fund	9,808	-	704	4,703	-	15,215
JNL/Franklin Templeton Mutual Shares Fund	3,594	140	(181)	828	-	4,381
JNL/Goldman Sachs Core Plus Bond Fund	52,180	-	(8,619)	(1,002)	-	42,559
JNL/Goldman Sachs Short Duration Bond Fund	30,423	(160)	(6,975)	(2,049)	-	21,239
JNL/JPMorgan MidCap Growth Fund	1,596	-	(642)	-	-	954
JNL/JPMorgan U.S. Government & Quality Bond Fund	2,095	-	(337)	(142)	-	1,616
JNL/Lazard Emerging Markets Fund	2,747	-	(434)	836	-	3,149
JNL/PIMCO Real Return Fund
Investments in Securities	5,204	1	(718)	2,203	-	6,690
Investments in Derivatives*	(610)	-	(333)	-**	-	(943)
JNL/PIMCO Total Return Bond Fund
Investments in Securities	10,820	(1)	(178)	(2,586)	-	8,055
Investments in Derivatives*	(351)	-	(484)	-**	-	(835)
JNL/PPM America High Yield Bond Fund	409	1	-	(114)	-	296
JNL/T. Rowe Price Value Fund	-	-	(593)	3,000	-	2,407

* Investments in derivatives include forward foreign currency contracts, futures contracts, options written, and swap agreements. All derivatives, except for options written are valued at the unrealized appreciation/(depreciation) on the instrument. Written options are valued at market value.

** Net purchases/(sales) of derivatives for the JNL/PIMCO Real Return Fund totaled $(19) and for the JNL/PIMCO Total Return Bond Fund totaled $203.

Schedule of Written Options (in thousands except contracts):

	Expiration Date	Exercise Price	Contracts	Value

JNL/PIMCO Real Return Fund
Call Swaption, 3 month LIBOR versus 5.25% fixed	9/15/2008	N/A	400	$ (362)
Call Swaption, 3 month LIBOR versus 5.25% fixed	9/15/2008	N/A	80	(72)
Call Swaption, 3 month LIBOR versus 5.37% fixed	9/20/2010	N/A	400	(258)
Call Swaption, 3 month LIBOR versus 5.37% fixed	9/20/2010	N/A	200	(129)
Call Swaption, 3 month LIBOR versus 5.67% fixed	8/7/2008	N/A	14	(229)
Call Swaption, 3 month LIBOR versus 5.67% fixed	8/7/2008	N/A	10	(164)
Put Swaption, 3 month LIBOR versus 5.25% fixed	9/15/2008	N/A	400	(22)
Put Swaption, 3 month LIBOR versus 5.25% fixed	9/15/2008	N/A	80	(4)
Put Swaption, 3 month LIBOR versus 5.37% fixed	9/20/2010	N/A	400	(95)
Put Swaption, 3 month LIBOR versus 5.37% fixed	9/20/2010	N/A	200	(47)
Put Swaption, 3 month LIBOR versus 5.67% fixed	8/7/2008	N/A	10	(6)
Put Swaption, 3 month LIBOR versus 5.67% fixed	8/7/2008	N/A	14	(8)
U.S. 10-Year Treasury Note Future Call Option	5/23/2008	$ 118	197	(419)
U.S. 10-Year Treasury Note Future Call Option	5/23/2008	119	208	(335)
U.S. 10-Year Treasury Note Future Call Option	5/23/2008	121	70	(59)
U.S. 10-Year Treasury Note Future Put Option	5/23/2008	112	70	(5)
U.S. 10-Year Treasury Note Future Put Option	5/23/2008	114	127	(28)
U.S. 20-Year Treasury Bond Future Call Option	5/23/2008	122	145	(168)
			3,025	$ (2,410)

JNL/PIMCO Total Return Bond Fund
Call Swaption, 3 month LIBOR versus 4.20% fixed	7/2/2009	N/A	500	$ (169)
Call Swaption, 3 month LIBOR versus 4.25% fixed	2/2/2009	N/A	222	(835)
Call Swaption, 3 month LIBOR versus 4.30% fixed	2/2/2009	N/A	206	(824)
Call Swaption, 3 month LIBOR versus 4.30% fixed	12/15/2008	N/A	539	(2,159)
Call Swaption, 3 month LIBOR versus 4.30% fixed	12/15/2008	N/A	68	(272)
Call Swaption, 3 month LIBOR versus 4.60% fixed	2/2/2009	N/A	104	(531)
Call Swaption, 3 month LIBOR versus 4.95% fixed	9/26/2008	N/A	354	(2,410)
Call Swaption, 3 month LIBOR versus 4.95% fixed	9/26/2008	N/A	160	(1,089)
U.S. 10-Year Treasury Note Future Call Option	5/23/2008	118	601	(1,277)
U.S. 10-Year Treasury Note Future Call Option	5/23/2008	120	154	(183)
U.S. 10-Year Treasury Note Future Put Option	5/23/2008	114	607	(133)
U.S. 10-Year Treasury Note Future Put Option	5/23/2008	116	77	(41)
			3,592	$ (9,923)

JNL/T. Rowe Price Value Fund
Bank of America Corp. Put Option	5/17/2008	32.50	84	$ (7)
			84	$ (7)

Summary of Written Options (in thousands except contracts):
	Number of Contracts	Premiums
JNL/Franklin Templeton Mutual Shares Fund
Options outstanding at December 31, 2007	2,612	$ 27
Options written during the period	-	-
Options closed during the period	(12)	(8)
Options exercised during the period	-	-
Options expired during the period	(2,600)	(19)
Options outstanding at March 31, 2008	-	$ -

JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2007	2,808	$ 1,284
Options written during the period	1,037	1,174
Options closed during the period	(100)	(81)
Options exercised during the period	(720)	(519)
Options expired during the period	-	-
Options outstanding at March 31, 2008	3,025	$ 1,858

JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2007	2,370	$ 2,439
Options written during the period	3,152	5,050
Options closed during the period	(1,930)	(2,035)
Options exercised during the period	-	-
Options expired during the period	-	-
Options outstanding at March 31, 2008	3,592	$ 5,454

JNL/T. Rowe Price Value Fund
Options outstanding at December 31, 2007	-	$ -
Options written during the period	84	5
Options closed during the period	-	-
Options exercised during the period	-	-
Options expired during the period	-	-
Options outstanding at March 31, 2008	84	$ 5

Schedule of Open Futures Contracts (in thousands except contracts):

	Contracts	Unrealized
	Long/	Appreciation/
	(Short)	(Depreciation)
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
S&P 500 E-Mini Index Future
Expiration June 2008	USD 29	$ (11)

JNL/Mellon Capital Management International Index Fund
Dow Jones Euro Stoxx 50 Index Future
Expiration June 2008	EUR 76	$ 56
FTSE 100 Index Future
Expiration June 2008	GBP 23	45
Topix Index Future
Expiration June 2008	JPY 20	(22)
$ 79

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
S&P MidCap 400 E-Mini Index Future
Expiration June 2008	USD 65	$ 49

JNL/Mellon Capital Management S&P 500 Index Fund
S&P 500 E-Mini Index Future
Expiration June 2008	USD 159	$ (27)

JNL/Mellon Capital Management Small Cap Index Fund
Russell 2000 Mini Index Future
Expiration June 2008	USD 135	$ 165

	Notional		Unrealized
	Amount		Appreciation/
	Long/(Short)		(Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
90-Day Eurodollar Future
Expiration June 2008	(82,000)	USD	$ (284)
90-Day Eurodollar Future
Expiration September 2008	(82,000)	USD	(87)
90-Day Eurodollar Future
Expiration December 2008	(82,000)	USD	(86)
90-Day Eurodollar Future
Expiration March 2009	(82,000)	USD	(115)
90-Day Eurodollar Future
Expiration June 2009	(82,000)	USD	(127)
90-Day Eurodollar Future
Expiration September 2009	(82,000)	USD	(136)
90-Day Eurodollar Future
Expiration December 2009	(82,000)	USD	(126)
Euro-Bobl Future, 5-Year, 6.00%
Expiration June 2008	4,800	EUR	(92)
Euro-Bund Future, 10-Year, 6.00%
Expiration June 2008	(18,500)	EUR	547
Euro-Buxl Future, 30-Year, 4.00%
Expiration June 2008	6,400	EUR	(167)
Euro-Schatz Future, 2-Year, 6.00%
Expiration June 2008	31,600	EUR	(219)
U.K. Long Gilt Future, 10-Year, 6.00%
Expiration June 2008	(1,300)	GBP	(72)
U.S. Treasury Note Future, 2-Year, 6.00%
Expiration June 2008	136,000	USD	546
U.S. Treasury Note Future, 5-Year, 6.00%
Expiration June 2008	(35,600)	USD	94
U.S. Treasury Note Future, 10-Year, 6.00%
Expiration June 2008	4,000	USD	(15)
U.S. Treasury Bond Future, 20-Year, 6.00%
Expiration June 2008	79,300	USD	294
			$ (45)

JNL/Goldman Sachs Short Duration Bond Fund
90-Day Eurodollar Future
Expiration June 2008	100,000	USD	$ 20
90-Day Eurodollar Future
Expiration December 2008	38,000	USD	40
90-Day Eurodollar Future
Expiration September 2009	(72,000)	USD	(119)
U.S. Treasury Note Future, 2-Year, 6.00%
Expiration June 2008	215,200	USD	1,366
U.S. Treasury Note Future, 5-Year, 6.00%
Expiration June 2008	6,400	USD	106
U.S. Treasury Note Future, 10-Year, 6.00%
Expiration June 2008	10,100	USD	363
U.S. Treasury Bond Future, 20-Year, 6.00%
Expiration June 2008	(11,800)	USD	(283)
			$ 1,493

	Notional		Unrealized
	Amount		Appreciation/
	Long/(Short)		(Depreciation)
JNL/PIMCO Real Return Fund
90-Day British Pound Sterling Future
Expiration June 2008	75,000	GBP	$ 84
90-Day British Pound Sterling Future
Expiration September 2008	43,500	GBP	81
90-Day British Pound Sterling Future
Expiration December 2008	45,000	GBP	39
90-Day British Pound Sterling Future
Expiration March 2009	14,000	GBP	22
90-Day British Pound Sterling Future
Expiration June 2009	20,500	GBP	48
90-Day British Pound Sterling Future
Expiration September 2009	4,500	GBP	3
90-Day British Pound Sterling Future
Expiration December 2009	4,500	GBP	2
3-Month Euro Euribor Future
Expiration June 2008	98,000	EUR	(68)
3-Month Euro Euribor Future
Expiration September 2008	5,000	EUR	-
3-Month Euro Euribor Future
Expiration December 2008	22,000	EUR	2
3-Month Euro Euribor Future
Expiration March 2009	99,000	EUR	146
3-Month Euro Euribor Future
Expiration June 2009	97,000	EUR	152
3-Month Euro Euribor Future
Expiration September 2009	98,000	EUR	134
3-Month Euro Euribor Future
Expiration December 2009	50,000	EUR	87
90-Day Eurodollar Future
Expiration September 2009	96,000	USD	320
Euro-Bund Future, 10-Year, 6.00%
Expiration June 2008	(22,800)	EUR	274
Japanese Bond Future, 10-Year, 6.00%
Expiration June 2008	300,000	JPY	55
Japanese Bond Future, 10-Year, 6.00%
Expiration June 2008	(100,000)	JPY	4
U.S. Treasury Note Future, 2-Year, 6.00%
Expiration June 2008	(7,400)	USD	(10)
U.S. Treasury Note Future, 5-Year, 6.00%
Expiration June 2008	(31,800)	USD	(87)
U.S. Treasury Note Future, 10-Year, 6.00%
Expiration June 2008	198,800	USD	4,889
U.S. Treasury Bond Future, 20-Year, 6.00%
Expiration June 2008	(117,300)	USD	(678)
			$ 5,498

JNL/PIMCO Total Return Bond Fund
90-Day British Pound Sterling Future
Expiration June 2008	275,500	GBP	$ 273
90-Day British Pound Sterling Future
Expiration September 2008	172,000	GBP	404
90-Day British Pound Sterling Future
Expiration December 2008	102,000	GBP	275
90-Day British Pound Sterling Future
Expiration March 2009	81,500	GBP	512
90-Day British Pound Sterling Future
Expiration June 2009	36,500	GBP	202
90-Day British Pound Sterling Future
Expiration December 2009	9,500	GBP	8
90-Day Eurodollar Future
Expiration June 2008	987,000	USD	6,159
90-Day Eurodollar Future
Expiration September 2008	325,000	USD	2,019
90-Day Eurodollar Future
Expiration December 2008	1,629,000	USD	12,128
90-Day Eurodollar Future
Expiration March 2009	856,000	USD	3,768
90-Day Eurodollar Future
Expiration June 2009	76,000	USD	5
90-Day Eurodollar Future
Expiration September 2009	138,000	USD	101
90-Day Eurodollar Future
Expiration December 2009	76,000	USD	(2)
Euro-Bobl Future, 5-Year, 6.00%
Expiration June 2008	2,700	EUR	(80)
Euro-Schatz Future, 2-Year, 6.00%
Expiration June 2008	(8,900)	EUR	63
U.S. Treasury Note Future, 2-Year, 6.00%
Expiration June 2008	(40,800)	USD	4
U.S. Treasury Note Future, 5-Year, 6.00%
Expiration June 2008	(44,600)	USD	(508)
U.S. Treasury Note Future, 10-Year, 6.00%
Expiration June 2008	78,100	USD	2,004
			$ 27,336

Summary of Open Forward Foreign Currency Contracts (in thousands):

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)

JNL/Capital Guardian Global Balanced Fund
COP/USD	5/6/2008	179,605	COP	$ 97	$ 4
COP/USD	5/6/2008	150,296	COP	82	4
EUR/GBP	4/25/2008	(800)	GBP	(1,585)	12
EUR/USD	4/18/2008	850	EUR	1,340	90
EUR/USD	4/18/2008	989	EUR	1,561	61
EUR/USD	4/25/2008	1,023	EUR	1,614	17
JPY/USD	4/4/2008	236,170	JPY	2,370	170
JPY/USD	4/25/2008	343,508	JPY	3,452	(48)
USD/BRL	5/23/2008	(92)	BRL	(52)	-
USD/CHF	4/25/2008	(1,635)	CHF	(1,647)	(147)
USD/COP	5/6/2008	(350,395)	COP	(190)	(12)
USD/COP	5/6/2008	(179,605)	COP	(97)	(6)
USD/MXN	5/22/2008	(610)	MXN	(57)	(1)
USD/TRY	5/21/2008	(75)	TRY	(55)	5
				$ 6,833	$ 149

JNL/Capital Guardian International Small Cap Fund
USD/GBP	7/7/2008	(475)	GBP	$ (936)	$ 1

JNL/Franklin Templeton Mutual Shares Fund
DKK/USD	4/23/2008	1,400	DKK	$ 296	$ 21
USD/CAD	10/27/2008	(1,307)	CAD	(1,269)	9
USD/CHF	7/7/2008	(2,275)	CHF	(2,291)	(93)
USD/CHF	7/7/2008	(1,225)	CHF	(1,234)	(51)
USD/CHF	7/7/2008	(1,501)	CHF	(1,511)	(63)
USD/DKK	4/23/2008	(12,177)	DKK	(2,576)	(263)
USD/DKK	4/23/2008	(970)	DKK	(205)	(14)
USD/DKK	4/23/2008	(534)	DKK	(113)	(8)
USD/DKK	4/23/2008	(819)	DKK	(173)	(13)
USD/DKK	4/23/2008	(1,900)	DKK	(402)	(25)
USD/DKK	4/23/2008	(608)	DKK	(129)	(8)
USD/DKK	4/23/2008	(1,350)	DKK	(286)	(16)
USD/EUR	5/13/2008	(27,241)	EUR	(42,933)	(1,340)
USD/EUR	5/13/2008	(2,600)	EUR	(4,098)	(75)
USD/GBP	4/10/2008	(8,371)	GBP	(16,604)	173
USD/JPY	9/19/2008	(239,170)	JPY	(2,420)	61
USD/JPY	9/19/2008	(11,000)	JPY	(111)	(1)
USD/KRW	9/29/2008	(39,670)	KRW	(40)	-
USD/KRW	9/29/2008	(79,298)	KRW	(81)	(1)
USD/KRW	9/29/2008	(78,992)	KRW	(80)	-
USD/NOK	5/19/2008	(21,451)	NOK	(4,212)	(260)
USD/NOK	5/19/2008	(1,000)	NOK	(196)	(9)
USD/SEK	4/15/2008	(6,000)	SEK	(1,009)	(66)
USD/SEK	4/15/2008	(5,832)	SEK	(981)	(63)
USD/SEK	4/15/2008	(612)	SEK	(103)	-
USD/SGD	7/24/2008	(1,267)	SGD	(924)	(35)
				$ (83,685)	$ (2,140)

JNL/Goldman Sachs Core Plus Bond Fund
AUD/USD	6/18/2008	4,624	AUD	$ 4,180	$ (74)
AUD/USD	6/18/2008	4,659	AUD	4,212	(74)
AUD/USD	6/18/2008	4,588	AUD	4,148	(59)
AUD/USD	6/18/2008	4,647	AUD	4,201	(76)
CAD/USD	6/18/2008	4,249	CAD	4,134	(168)
CHF/USD	6/18/2008	4,652	CHF	4,685	195
CHF/USD	6/18/2008	4,652	CHF	4,685	202
CHF/USD	6/18/2008	4,224	CHF	4,254	(39)
EUR/USD	6/18/2008	2,795	EUR	4,397	111
EUR/USD	6/18/2008	5,522	EUR	8,687	127
GBP/USD	6/18/2008	4,267	GBP	8,415	(139)
JPY/USD	6/18/2008	678,533	JPY	6,839	217
JPY/USD	6/18/2008	678,533	JPY	6,839	240
JPY/USD	6/18/2008	426,469	JPY	4,298	18
JPY/USD	6/18/2008	416,618	JPY	4,199	(94)
MXN/USD	4/15/2008	15,158	MXN	1,422	31
MXN/USD	4/15/2008	10,118	MXN	949	15
MXN/USD	4/15/2008	9,979	MXN	936	11
MXN/USD	4/15/2008	34,325	MXN	3,220	28
NOK/USD	6/18/2008	22,056	NOK	4,303	26
NZD/USD	6/18/2008	5,377	NZD	4,170	(110)
NZD/USD	6/18/2008	10,811	NZD	8,384	(190)
SEK/USD	6/18/2008	25,899	SEK	4,341	121
USD/AUD	6/18/2008	(4,683)	AUD	(4,234)	43
USD/AUD	6/18/2008	(9,483)	AUD	(8,573)	1
USD/BRL	5/15/2008	(6,579)	BRL	(3,721)	(106)
USD/BRL	5/15/2008	(13,357)	BRL	(7,556)	(168)
USD/CAD	6/18/2008	(4,223)	CAD	(4,109)	177
USD/CHF	6/18/2008	(8,772)	CHF	(8,835)	(321)
USD/CHF	6/18/2008	(540)	CHF	(544)	4
USD/CHF	6/18/2008	(4,247)	CHF	(4,278)	(1)
USD/EUR	4/30/2008	(547)	EUR	(863)	-
USD/EUR	6/18/2008	(5,592)	EUR	(8,797)	(243)
USD/EUR	6/18/2008	(2,782)	EUR	(4,376)	(119)

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)

JNL/Goldman Sachs Core Plus Bond Fund (continued)
USD/EUR	6/18/2008	(2,718)	EUR	$ (4,276)	$ -
USD/EUR	6/18/2008	(2,804)	EUR	(4,412)	(17)
USD/EUR	6/18/2008	(2,658)	EUR	(4,181)	(21)
USD/EUR	6/18/2008	(2,768)	EUR	(4,354)	(67)
USD/GBP	6/18/2008	(2,120)	GBP	(4,181)	55
USD/GBP	6/18/2008	(2,146)	GBP	(4,233)	53
USD/GBP	6/18/2008	(4,329)	GBP	(8,537)	37
USD/JPY	6/18/2008	(873,971)	JPY	(8,809)	(295)
USD/JPY	6/18/2008	(413,600)	JPY	(4,169)	107
USD/JPY	6/18/2008	(53,262)	JPY	(537)	11
USD/JPY	6/18/2008	(420,414)	JPY	(4,237)	40
USD/MXN	4/15/2008	(74,506)	MXN	(6,989)	(226)
USD/NZD	6/18/2008	(5,549)	NZD	(4,303)	25
USD/NZD	6/18/2008	(5,397)	NZD	(4,186)	71
USD/NZD	6/18/2008	(5,397)	NZD	(4,185)	108
				$ (21,577)	$ (533)

JNL/JPMorgan International Value Fund
AUD/USD	5/21/2008	48,164	AUD	$ 43,719	$ 749
CHF/USD	5/21/2008	6,693	CHF	6,742	678
CHF/USD	5/21/2008	3,604	CHF	3,630	236
EUR/USD	5/21/2008	4,514	EUR	7,112	520
EUR/USD	5/21/2008	2,474	EUR	3,898	111
EUR/USD	5/21/2008	4,981	EUR	7,847	(2)
GBP/USD	5/21/2008	3,116	GBP	6,160	(8)
HKD/USD	5/21/2008	3,554	HKD	4,575	7
JPY/USD	5/21/2008	688,876	JPY	6,933	462
JPY/USD	5/21/2008	786,333	JPY	7,914	254
JPY/USD	5/21/2008	360,000	JPY	3,623	24
JPY/USD	5/21/2008	776,627	JPY	7,816	29
NOK/AUD	5/21/2008	(2,803)	AUD	(2,544)	41
NOK/USD	5/21/2008	24,226	NOK	4,739	321
NOK/USD	5/21/2008	13,404	NOK	2,622	37
SEK/USD	5/21/2008	38,704	SEK	6,499	458
USD/AUD	5/21/2008	(2,656)	AUD	(2,411)	(17)
USD/AUD	5/21/2008	(8,203)	AUD	(7,446)	181
USD/CHF	5/21/2008	(3,868)	CHF	(3,896)	(77)
USD/EUR	5/21/2008	(33,880)	EUR	(53,373)	(4,015)
USD/EUR	5/21/2008	(3,984)	EUR	(6,277)	(387)
USD/EUR	5/21/2008	(2,283)	EUR	(3,597)	(162)
USD/EUR	5/21/2008	(3,719)	EUR	(5,859)	(229)
USD/EUR	5/21/2008	(4,761)	EUR	(7,500)	(94)
USD/GBP	5/21/2008	(4,339)	GBP	(8,578)	(84)
USD/HKD	5/21/2008	(25,394)	HKD	(3,268)	-
USD/JPY	5/21/2008	(325,730)	JPY	(3,278)	(255)
USD/JPY	5/21/2008	(1,255,669)	JPY	(12,637)	(872)
USD/JPY	5/21/2008	(214,808)	JPY	(2,162)	(25)
USD/JPY	5/21/2008	(386,522)	JPY	(3,890)	(35)
USD/SGD	5/21/2008	(3,163)	SGD	(2,304)	(64)
				$ (5,191)	$ (2,218)

JNL/Mellon Capital Management International Index Fund
EUR/USD	6/18/2008	36	EUR	$ 57	$ 1
EUR/USD	6/18/2008	1,415	EUR	2,226	44
EUR/USD	6/18/2008	1,415	EUR	2,226	44
EUR/USD	6/18/2008	364	EUR	573	8
EUR/USD	6/18/2008	70	EUR	109	1
EUR/USD	6/18/2008	104	EUR	163	4
EUR/USD	6/18/2008	103	EUR	162	4
EUR/USD	6/18/2008	446	EUR	701	11
EUR/USD	6/18/2008	171	EUR	270	4
EUR/USD	6/18/2008	107	EUR	168	1
GBP/USD	6/18/2008	572	GBP	1,127	(22)
GBP/USD	6/18/2008	173	GBP	341	(8)
GBP/USD	6/18/2008	56	GBP	110	-
GBP/USD	6/18/2008	55	GBP	109	-
GBP/USD	6/18/2008	221	GBP	435	(1)
GBP/USD	6/18/2008	110	GBP	218	(1)
JPY/USD	6/18/2008	157,435	JPY	1,587	42
JPY/USD	6/18/2008	24,950	JPY	251	3
JPY/USD	6/18/2008	35,655	JPY	359	4
JPY/USD	6/18/2008	12,165	JPY	123	1
JPY/USD	6/18/2008	24,860	JPY	251	(1)
JPY/USD	6/18/2008	12,285	JPY	124	-
USD/EUR	6/18/2008	(1,415)	EUR	(2,226)	(44)
USD/EUR	6/18/2008	(109)	EUR	(172)	(2)
USD/EUR	6/18/2008	(144)	EUR	(227)	(4)
USD/EUR	6/18/2008	(212)	EUR	(333)	-
USD/GBP	6/18/2008	(58)	GBP	(114)	3
USD/GBP	6/18/2008	(56)	GBP	(111)	1
USD/GBP	6/18/2008	(57)	GBP	(112)	2
USD/JPY	6/18/2008	(12,450)	JPY	(125)	-
				$ 8,270	$ 95

JNL/PIMCO Real Return Fund
BRL/USD	7/2/2008	6,980	BRL	$ 3,910	$ 437
BRL/USD	7/2/2008	767	BRL	430	17
BRL/USD	7/2/2008	6,278	BRL	3,517	147
BRL/USD	7/2/2008	5,107	BRL	2,861	71
BRL/USD	12/2/2008	3,263	BRL	1,789	34
KRW/USD	5/30/2008	294,365	KRW	298	(17)
KRW/USD	5/30/2008	293,238	KRW	297	(17)
KRW/USD	5/30/2008	3,063,230	KRW	3,105	(122)
KRW/USD	8/4/2008	181,542	KRW	184	(7)
KRW/USD	8/4/2008	161,970	KRW	164	(6)
MXN/USD	7/10/2008	5,956	MXN	553	23
MXN/USD	7/10/2008	24,820	MXN	2,304	93
MXN/USD	7/10/2008	830	MXN	77	3
MXN/USD	7/10/2008	2,073	MXN	192	7
MXN/USD	7/10/2008	5,606	MXN	520	20
MXN/USD	7/10/2008	1,839	MXN	171	7
MXN/USD	7/10/2008	1,839	MXN	171	7
MXN/USD	7/10/2008	3,524	MXN	327	13
MXN/USD	7/10/2008	12,071	MXN	1,120	41
MXN/USD	7/10/2008	17,103	MXN	1,587	32
MYR/USD	5/21/2008	1,279	MYR	400	21
MYR/USD	5/21/2008	9,781	MYR	3,058	28
PHP/USD	8/22/2008	123,685	PHP	2,927	(103)
PLN/USD	7/10/2008	1,931	PLN	860	158
PLN/USD	7/10/2008	1,016	PLN	453	73
RUB/USD	7/10/2008	13,269	RUB	560	35
RUB/USD	11/19/2008	11,784	RUB	494	19
RUB/USD	11/19/2008	27,996	RUB	1,173	40
RUB/USD	11/19/2008	11,956	RUB	501	13
SGD/USD	5/22/2008	379	SGD	276	23
SGD/USD	5/22/2008	378	SGD	275	23
SGD/USD	5/22/2008	204	SGD	148	11
SGD/USD	5/22/2008	320	SGD	233	14
SGD/USD	5/22/2008	246	SGD	179	11
SGD/USD	5/22/2008	2,130	SGD	1,551	41
SGD/USD	11/21/2008	35	SGD	26	1
SGD/USD	11/21/2008	36	SGD	26	1
USD/BRL	7/2/2008	(148)	BRL	(83)	1
USD/BRL	12/2/2008	(649)	BRL	(356)	6
USD/BRL	12/2/2008	(788)	BRL	(432)	5
USD/BRL	12/2/2008	(1,331)	BRL	(730)	15
USD/BRL	12/2/2008	(381)	BRL	(209)	(1)
USD/BRL	12/2/2008	(1,128)	BRL	(618)	-
USD/EUR	4/28/2008	(902)	EUR	(1,423)	(17)
USD/GBP	4/17/2008	(5,417)	GBP	(10,738)	(29)
USD/MXN	7/10/2008	(54,731)	MXN	(5,080)	(113)
USD/MXN	7/10/2008	(2,293)	MXN	(213)	(4)
USD/MXN	7/10/2008	(9,058)	MXN	(841)	(12)
USD/RUB	11/19/2008	(653)	RUB	(27)	(1)
				$ 15,967	$ 1,042

JNL/PIMCO Total Return Bond Fund
AUD/USD	4/24/2008	299	AUD	$ 272	$ 2
BRL/USD	12/2/2008	56,282	BRL	30,865	1,297
CLP/USD	12/10/2008	147,980	CLP	335	30
IDR/USD	5/27/2008	1,434,063	IDR	155	(7)
IDR/USD	5/27/2008	2,868,125	IDR	310	(15)
IDR/USD	5/27/2008	1,430,813	IDR	155	(8)
INR/USD	5/12/2008	16,849	INR	419	21
INR/USD	5/12/2008	11,748	INR	292	14
INR/USD	5/12/2008	232,962	INR	5,787	237
INR/USD	5/12/2008	19,643	INR	488	21
INR/USD	5/12/2008	23,326	INR	579	24
INR/USD	8/12/2008	38,272	INR	945	(20)
INR/USD	8/12/2008	35,965	INR	888	(17)
INR/USD	8/12/2008	1,021	INR	25	(1)
INR/USD	8/12/2008	909	INR	22	(1)
JPY/USD	5/12/2008	59,910	JPY	603	13
JPY/USD	5/12/2008	243,743	JPY	2,452	(60)
JPY/USD	5/12/2008	37,200	JPY	374	(13)
KRW/USD	5/30/2008	140	KRW	-	-
KRW/USD	5/30/2008	242,548	KRW	246	(17)
KRW/USD	5/30/2008	248,349	KRW	252	(15)
KRW/USD	5/30/2008	247,398	KRW	251	(14)
KRW/USD	8/4/2008	688,944	KRW	699	(45)
KRW/USD	8/4/2008	848,830	KRW	862	(56)
KRW/USD	8/4/2008	421,592	KRW	428	(30)

JNL/PIMCO Total Return Bond Fund (continued)
KRW/USD	8/4/2008	953,331	KRW	$ 968	$ (35)
KRW/USD	8/4/2008	852,751	KRW	866	(34)
KRW/USD	8/30/2008	132,316	KRW	134	(13)
MXN/USD	7/10/2008	20,583	MXN	1,910	77
MXN/USD	7/10/2008	1,621	MXN	150	4
MXN/USD	7/10/2008	32,473	MXN	3,014	94
MYR/USD	5/21/2008	981	MYR	307	11
MYR/USD	5/21/2008	1,074	MYR	336	11
MYR/USD	5/21/2008	1,074	MYR	336	11
MYR/USD	5/21/2008	900	MYR	281	15
MYR/USD	5/21/2008	2,705	MYR	846	48
MYR/USD	5/21/2008	1,819	MYR	569	29
PHP/USD	5/19/2008	13,637	PHP	325	29
PHP/USD	5/19/2008	79,762	PHP	1,903	163
PLN/USD	7/10/2008	11,283	PLN	5,027	922
RUB/USD	7/10/2008	56,257	RUB	2,375	152
RUB/USD	7/10/2008	18,542	RUB	783	47
RUB/USD	7/10/2008	51,867	RUB	2,190	125
RUB/USD	11/19/2008	61,714	RUB	2,587	98
SEK/USD	6/9/2008	5,301	SEK	889	33
SGD/USD	5/22/2008	172	SGD	125	10
SGD/USD	5/22/2008	1,289	SGD	939	77
SGD/USD	5/22/2008	1,286	SGD	937	77
SGD/USD	5/22/2008	693	SGD	505	38
SGD/USD	5/22/2008	87	SGD	64	4
SGD/USD	5/22/2008	67	SGD	49	3
SGD/USD	11/21/2008	2,027	SGD	1,482	39
SGD/USD	11/21/2008	2,078	SGD	1,519	40
USD/BRL	7/2/2008	(574)	BRL	(322)	8
USD/BRL	7/2/2008	(855)	BRL	(479)	7
USD/EUR	4/28/2008	(45,982)	EUR	(72,523)	(883)
USD/GBP	4/3/2008	(1,296)	GBP	(2,572)	(4)
USD/GBP	4/3/2008	(255)	GBP	(506)	(1)
USD/GBP	4/8/2008	(4,690)	GBP	(9,304)	33
USD/GBP	4/17/2008	(5,296)	GBP	(10,499)	(28)
USD/GBP	4/17/2008	(930)	GBP	(1,844)	20
USD/JPY	4/3/2008	(28,602)	JPY	(287)	1
USD/JPY	5/12/2008	(49,747)	JPY	(500)	9
USD/JPY	5/12/2008	(49,755)	JPY	(501)	8
USD/JPY	5/12/2008	(99,530)	JPY	(1,001)	17
USD/JPY	5/12/2008	(28,504)	JPY	(287)	1
USD/JPY	5/12/2008	(112,290)	JPY	(1,130)	10
USD/JPY	5/12/2008	(28,354)	JPY	(285)	1
USD/JPY	5/12/2008	(28,393)	JPY	(286)	1
USD/JPY	5/12/2008	(28,513)	JPY	(287)	1
USD/JPY	5/12/2008	(31,427)	JPY	(316)	1
USD/JPY	5/12/2008	(28,560)	JPY	(287)	1
USD/JPY	5/12/2008	(28,543)	JPY	(287)	1
USD/JPY	5/12/2008	(152,825)	JPY	(1,537)	3
USD/MXN	7/10/2008	(3,590)	MXN	(333)	(5)
USD/MXN	7/10/2008	(3,592)	MXN	(333)	(5)
USD/MXN	7/10/2008	(3,549)	MXN	(330)	(5)
USD/MXN	7/10/2008	(3,550)	MXN	(329)	(5)
USD/MXN	7/10/2008	(3,550)	MXN	(329)	(5)
USD/MXN	7/10/2008	(3,908)	MXN	(363)	(5)
USD/MXN	7/10/2008	(3,549)	MXN	(329)	(5)
USD/PLN	7/10/2008	(1,027)	PLN	(458)	(48)
USD/PLN	7/10/2008	(1,033)	PLN	(460)	(45)
USD/PLN	7/10/2008	(1,083)	PLN	(483)	(51)
USD/PLN	7/10/2008	(1,082)	PLN	(482)	(51)

USD/PLN	7/10/2008	(1,517)	PLN	(676)	(71)
USD/PLN	7/10/2008	(1,516)	PLN	(675)	(71)
USD/PLN	7/10/2008	(2,357)	PLN	(1,050)	(106)
USD/PLN	7/10/2008	(1,389)	PLN	(619)	(62)
USD/PLN	7/10/2008	(279)	PLN	(124)	(13)
USD/RUB	7/10/2008	(14,596)	RUB	(616)	(25)
USD/RUB	7/10/2008	(6,578)	RUB	(278)	(14)
USD/RUB	7/10/2008	(10,956)	RUB	(462)	(22)
USD/RUB	7/10/2008	(16,444)	RUB	(694)	(34)
USD/RUB	7/10/2008	(21,871)	RUB	(923)	(45)
USD/RUB	7/10/2008	(21,861)	RUB	(923)	(45)
USD/RUB	7/10/2008	(10,937)	RUB	(762)	(23)
USD/RUB	7/10/2008	(14,218)	RUB	(600)	(29)
ZAR/USD	7/10/2008	164	ZAR	20	(2)
ZAR/USD	7/10/2008	993	ZAR	120	(27)
ZAR/USD	12/10/2008	111	ZAR	13	(1)
				$ (39,688)	$ 1,888

Summary of Interest Rate Swap Agreements (in thousands):

JNL/Goldman Sachs Core Plus Bond Fund
		Paying/				Unrealized
		Receiving		Expiration	Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date	Amount[1]	(Depreciation)

Bank of America N.A.	3-Month LIBOR	Paying	4.50%	06/18/2013		19,600	$ 845
	3-Month LIBOR	Receiving	4.50%	06/18/2013		12,100	(329)
	3-Month LIBOR	Receiving	5.00%	06/18/2018		4,400	-
	3-Month LIBOR	Receiving	5.00%	06/18/2018		6,400	(121)
	3-Month LIBOR	Receiving	5.00%	06/18/2018		2,400	(2)
	3-Month LIBOR	Paying	5.00%	06/18/2018		8,900	15
	3-Month LIBOR	Paying	5.25%	06/18/2028		4,300	(28)
	3-Month LIBOR	Paying	5.25%	06/18/2028		6,200	195
	3-Month LIBOR	Paying	5.25%	06/18/2028		2,300	9
	3-Month LIBOR	Receiving	5.25%	06/18/2028		8,500	12
	3-Month LIBOR	Receiving	5.25%	06/19/2023		2,800	(87)
Bear Stearns Bank Plc	3-Month LIBOR	Receiving	5.00%	06/18/2015		3,600	(178)
	3-Month LIBOR	Receiving	5.00%	06/18/2015		3,600	(178)
	3-Month LIBOR	Receiving	5.00%	06/18/2018		14,500	(859)
	3-Month LIBOR	Paying	5.25%	06/18/2028		14,200	(1,234)
	3-Month LIBOR	Receiving	5.28%	08/20/2014		4,800	(476)
	3-Month LIBOR	Paying	4.50%	06/18/2013		26,000	237
Citibank N.A.	6-Month LIBOR	Receiving	5.25%	06/18/2013	GBP	4,200	(88)
	6-Month EURIBOR	Receiving	4.25%	01/04/2013	EUR	9,680	(27)
	6-Month EURIBOR	Receiving	4.25%	01/04/2013	EUR	4,860	(5)
	6-Month LIBOR	Paying	5.25%	06/18/2013	GBP	8,450	177
	6-Month LIBOR	Receiving	1.25%	06/18/2013	JPY	2,118,000	(92)
	6-Month LIBOR	Receiving	1.25%	06/18/2013	JPY	2,135,000	(28)
	6-Month LIBOR	Receiving	1.25%	06/18/2013	JPY	2,243,000	(94)
	6-Month LIBOR	Receiving	5.25%	06/18/2013	GBP	4,770	(25)
	6-Month LIBOR	Paying	1.25%	06/18/2013	JPY	2,047,000	12
	6-Month LIBOR	Paying	1.25%	06/18/2013	JPY	1,048,000	7
	6-Month LIBOR	Paying	1.25%	06/18/2013	JPY	1,048,000	(8)
	3-Month LIBOR	Receiving	5.25%	06/18/2038		8,150	(229)
	3-Month LIBOR	Receiving	5.25%	06/18/2038		2,920	(86)
	3-Month LIBOR	Receiving	5.25%	06/18/2038		1,030	(93)
	6-Month EURIBOR	Paying	4.75%	06/18/2038	EUR	2,330	(14)
Credit Suisse First Boston	6-Month EURIBOR	Paying	4.25%	06/18/2010	EUR	3,165	11
	6-Month LIBOR	Receiving	4.25%	06/18/2013	EUR	310	(4)
	3-Month Stockholm Interbank Index	Receiving	4.75%	06/18/2018	SEK	93,000	(81)
	6-Month EURIBOR	Paying	4.50%	06/18/2018	EUR	9,210	114
	6-Month EURIBOR	Paying	4.75%	06/18/2038	EUR	10,240	175
	6-Month EURIBOR	Receiving	4.50%	01/04/2017	EUR	2,000	12
	6-Month EURIBOR	Paying	4.50%	01/04/2017	EUR	1,000	(7)
	6-Month EURIBOR	Paying	4.50%	01/04/2017	EUR	1,000	(4)
	6-Month EURIBOR	Paying	4.25%	06/18/2010	EUR	3,400	4
	6-Month EURIBOR	Paying	4.75%	06/18/2013	EUR	10,240	(127)
	6-Month LIBOR	Receiving	5.25%	06/18/2013	GBP	4,500	23
	3-Month LIBOR	Receiving	5.25%	06/18/2038		2,570	(82)
	6-Month EURIBOR	Receiving	4.75%	06/18/2038	EUR	7,980	(99)
	6-Month EURIBOR	Paying	4.75%	06/18/2038	EUR	2,130	54
Deutsche Bank AG	3-Month LIBOR	Paying	4.50%	06/18/2013		35,500	1,490
	3-Month LIBOR	Receiving	5.00%	06/18/2015		6,800	(317)
	3-Month Stockholm Interbank Index	Receiving	4.75%	06/18/2018	SEK	85,100	(110)
	6-Month EURIBOR	Paying	4.50%	06/18/2018	EUR	9,210	136
	3-Month LIBOR	Paying	5.25%	06/18/2023		20,600	880
	6-Month EURIBOR	Receiving	4.75%	06/18/2038	EUR	2,260	(92)
	Brazilian Interbank Deposit Average	Paying	12.83%	01/04/2010		19,000	(66)
	6-Month EURIBOR	Receiving	4.25%	01/04/2013	EUR	4,860	(13)
	3-Month LIBOR	Receiving	3.66%	01/07/2011		23,740	(417)
	3-Month LIBOR	Paying	4.49%	01/07/2016		20,700	649
	3-Month LIBOR	Receiving	5.02%	01/07/2039		5,680	(239)
	3-Month LIBOR	Receiving	3.16%	01/28/2011		21,220	(159)
	3-Month LIBOR	Paying	4.22%	01/28/2016		18,400	259
	3-Month LIBOR	Receiving	4.94%	01/28/2039		5,050	(144)
	6-Month EURIBOR	Paying	4.25%	06/18/2010	EUR	4,300	2
	3-Month LIBOR	Receiving	4.50%	06/18/2013		11,900	(315)

3-Month LIBOR	Receiving	4.50%	06/18/2013		42,300	(1,223)
3-Month LIBOR	Receiving	4.50%	06/18/2013		30,000	(458)
3-Month LIBOR	Paying	4.50%	06/18/2013		1,900	16
3-Month LIBOR	Receiving	4.50%	06/18/2013		8,200	(171)
3-Month LIBOR	Paying	4.50%	06/18/2013		2,000	30
3-Month LIBOR	Paying	4.50%	06/18/2013		27,000	420
6-Month EURIBOR	Paying	4.25%	06/18/2013	EUR	9,600	(3)
6-Month EURIBOR	Paying	4.25%	06/18/2013	EUR	9,830	(58)
3-Month LIBOR	Paying	5.00%	06/18/2018		5,000	136
3-Month LIBOR	Receiving	5.25%	06/18/2018		4,800	(143)
3-Month LIBOR	Paying	5.00%	06/18/2018		5,000	136
3-Month LIBOR	Receiving	5.00%	06/18/2018		9,200	(157)
3-Month LIBOR	Receiving	5.00%	06/18/2018		4,600	(88)
3-Month LIBOR	Receiving	5.00%	06/18/2018		5,500	(115)
3-Month LIBOR	Receiving	5.00%	06/18/2018		4,700	(190)
3-Month LIBOR	Receiving	5.00%	06/18/2018		6,500	(362)
3-Month LIBOR	Receiving	5.00%	06/18/2018		6,200	(244)
3-Month LIBOR	Paying	5.00%	06/18/2018		8,800	209
3-Month LIBOR	Receiving	5.25%	06/18/2023		2,800	(86)
3-Month LIBOR	Paying	5.25%	06/18/2028		9,000	247
3-Month LIBOR	Paying	5.25%	06/18/2028		4,500	137
3-Month LIBOR	Paying	5.25%	06/18/2028		5,300	182
3-Month LIBOR	Paying	5.25%	06/18/2028		6,500	572
3-Month LIBOR	Paying	5.25%	06/18/2028		6,200	391
3-Month LIBOR	Receiving	5.25%	06/18/2028		8,700	(376)
3-Month LIBOR	Receiving	5.25%	06/18/2038		5,140	(157)
3-Month LIBOR	Receiving	5.25%	06/18/2038		5,170	(98)
3-Month LIBOR	Paying	5.25%	06/18/2038		1,470	4
6-Month EURIBOR	Paying	4.75%	06/18/2038	EUR	4,270	103
6-Month EURIBOR	Paying	4.75%	06/18/2038	EUR	4,180	(51)
3-Month LIBOR	Receiving	4.32%	11/17/2010		43,550	(1,385)

	3-Month LIBOR	Paying	4.92%	11/17/2015		38,400	2,354
	3-Month LIBOR	Receiving	5.31%	11/17/2038		10,720	(990)
	6-Month LIBOR	Paying	1.18%	12/17/2010	JPY	2,345,000	137
	6-Month LIBOR	Paying	1.18%	12/17/2010	JPY	1,636,000	95
	6-Month LIBOR	Paying	1.17%	12/17/2010	JPY	823,000	46
	6-Month LIBOR	Paying	1.16%	12/17/2010	JPY	823,000	45
	6-Month LIBOR	Receiving	1.70%	12/17/2015	JPY	396,000	(118)
	6-Month LIBOR	Receiving	1.70%	12/17/2015	JPY	1,036,000	(318)
	6-Month LIBOR	Receiving	1.69%	12/17/2015	JPY	1,089,000	(316)
	6-Month LIBOR	Receiving	1.67%	12/17/2015	JPY	521,000	(144)
	6-Month LIBOR	Receiving	1.64%	12/17/2015	JPY	521,000	(134)
	6-Month LIBOR	Paying	2.60%	12/17/2038	JPY	80,000	51
	6-Month LIBOR	Paying	2.59%	12/17/2038	JPY	208,000	132
	6-Month LIBOR	Paying	2.59%	12/17/2038	JPY	219,000	135
	6-Month LIBOR	Paying	2.57%	12/17/2038	JPY	105,000	61
	6-Month LIBOR	Paying	2.54%	12/17/2038	JPY	105,000	54
	3-Month LIBOR	Receiving	3.78%	12/24/2010		22,800	(439)
	3-Month LIBOR	Paying	4.52%	12/24/2015		19,900	683
	3-Month LIBOR	Receiving	5.01%	12/24/2038		5,460	(230)
	3-Month LIBOR	Receiving	3.87%	12/29/2010		13,710	(300)
	3-Month LIBOR	Receiving	4.00%	12/29/2010		8,930	(218)
	3-Month LIBOR	Paying	4.63%	12/29/2015		12,000	487
	3-Month LIBOR	Paying	4.75%	12/29/2015		7,800	371
	3-Month LIBOR	Receiving	5.12%	12/29/2038		3,310	(231)
	3-Month LIBOR	Receiving	5.21%	12/29/2038		2,160	(160)
JPMorgan Chase & Co.	3-Month LIBOR	Paying	5.00%	06/18/2018		14,000	700
	3-Month LIBOR	Paying	5.00%	06/18/2018		7,700	376
	3-Month LIBOR	Receiving	5.25%	06/18/2028		14,100	(623)
	Brazilian Interbank Deposit Average	Paying	12.40%	01/04/2010		18,500	(140)
	6-Month EURIBOR	Receiving	4.50%	01/04/2017	EUR	1,980	13
	3-Month LIBOR	Receiving	4.50%	06/18/2013		9,300	(251)
	3-Month LIBOR	Paying	4.50%	06/18/2013		59,400	1,173
	3-Month LIBOR	Receiving	5.25%	06/18/2018		4,800	(144)
	3-Month LIBOR	Paying	5.00%	06/18/2018		4,900	138
	3-Month LIBOR	Receiving	5.00%	06/18/2018		6,500	(318)
	3-Month LIBOR	Receiving	5.00%	06/18/2018		6,200	(257)
	3-Month LIBOR	Receiving	5.25%	06/18/2023		15,500	(539)
	3-Month LIBOR	Receiving	5.25%	06/18/2028		7,400	(379)
	3-Month LIBOR	Receiving	5.25%	06/18/2028		4,800	(151)
	3-Month LIBOR	Paying	5.25%	06/18/2028		6,500	496
	3-Month LIBOR	Paying	5.25%	06/18/2028		6,200	414
	6-Month EURIBOR	Paying	4.75%	06/18/2038	EUR	6,590	74
Lehman Brothers, Inc.	3-Month LIBOR	Receiving	5.25%	06/18/2038		8,250	(632)
	3-Month LIBOR	Receiving	5.25%	06/18/2038		4,610	(160)
	6-Month EURIBOR	Paying	4.75%	06/18/2038	EUR	6,590	156
	6-Month EURIBOR	Paying	4.75%	06/18/2038		3,690	(22)
	6-Month LIBOR	Paying	1.19%	12/17/2010	JPY	1,433,000	85
	6-Month LIBOR	Receiving	1.71%	12/17/2015	JPY	908,000	(285)
	6-Month LIBOR	Paying	2.65%	12/17/2038	JPY	184,000	139
Merrill Lynch & Co., Inc.	6-Month LIBOR	Receiving	5.25%	06/18/2013		4,660	27
Morgan Stanley	6-Month EURIBOR	Paying	4.50%	01/04/2017	EUR	1,980	(21)
	6-Month EURIBOR	Paying	4.25%	06/18/2010	EUR	7,500	8
	3-Month LIBOR	Receiving	5.25%	06/18/2038		830	(65)
UBS Warburg LLC	6-Month LIBOR	Paying	5.25%	06/18/2013	GBP	9,680	196
	3-Month LIBOR	Receiving	5.25%	06/18/2038		3,450	(103)
	6-Month EURIBOR	Paying	4.75%	06/18/2038		2,760	(19)
							$ (3,082)

JNL/Goldman Sachs Short Duration Bond Fund
		Paying/				Unrealized
		Receiving		Expiration	Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date	Amount[1]	(Depreciation)
Bank of America N.A.	3-Month LIBOR	Receiving	4.50%	06/18/2013	17,400	$ (719)
	3-Month LIBOR	Receiving	4.50%	06/18/2013	16,100	(392)
	3-Month LIBOR	Receiving	5.00%	06/18/2018	1,100	6
	3-Month LIBOR	Receiving	5.00%	06/18/2018	1,700	(32)
	3-Month LIBOR	Paying	5.00%	06/18/2018	2,500	4
	3-Month LIBOR	Paying	5.25%	06/18/2028	1,100	(7)
	3-Month LIBOR	Paying	5.25%	06/18/2028	1,600	50
	3-Month LIBOR	Paying	5.25%	06/18/2028	700	3
	3-Month LIBOR	Receiving	5.00%	06/18/2018	700	(1)
	3-Month LIBOR	Receiving	5.25%	06/18/2028	2,400	3
Bear Stearns Bank Plc	3-Month LIBOR	Receiving	4.50%	06/18/2013	17,400	(719)
	3-Month LIBOR	Receiving	5.00%	06/18/2018	3,700	(219)
	3-Month LIBOR	Paying	5.25%	06/18/2028	3,700	259
Deutsche Bank AG	3-Month LIBOR	Receiving	4.50%	06/18/2013	11,000	(168)
	3-Month LIBOR	Paying	4.50%	06/18/2013	9,300	80
	3-Month LIBOR	Paying	5.00%	06/18/2018	1,300	35
	3-Month LIBOR	Receiving	5.00%	06/18/2018	2,400	(41)
	3-Month LIBOR	Receiving	5.00%	06/18/2018	1,200	(23)
	3-Month LIBOR	Receiving	5.00%	06/18/2018	1,400	(29)
	3-Month LIBOR	Receiving	5.00%	06/18/2018	1,850	(103)
	3-Month LIBOR	Receiving	5.00%	06/18/2018	1,800	(71)
	3-Month LIBOR	Paying	5.00%	06/18/2018	2,500	59
	3-Month LIBOR	Receiving	5.25%	06/18/2028	1,300	(39)
	3-Month LIBOR	Paying	5.25%	06/18/2028	2,400	66
	3-Month LIBOR	Paying	5.25%	06/18/2028	1,200	37
	3-Month LIBOR	Paying	5.25%	06/18/2028	1,400	48
	3-Month LIBOR	Paying	5.25%	06/18/2028	1,850	163
	3-Month LIBOR	Paying	5.25%	06/18/2028	1,800	113
	3-Month LIBOR	Receiving	3.66%	01/07/2011	4,820	(85)
	3-Month LIBOR	Paying	4.49%	01/07/2016	4,200	132
	3-Month LIBOR	Receiving	5.02%	01/07/2039	1,150	(48)
	3-Month LIBOR	Receiving	3.16%	01/28/2011	4,840	(36)
	3-Month LIBOR	Paying	4.22%	01/28/2016	4,200	59
	3-Month LIBOR	Receiving	4.94%	01/28/2039	1,150	(33)
	3-Month LIBOR	Receiving	5.25%	06/18/2028	2,400	(104)

	3-Month LIBOR	Receiving	4.32%	11/17/2010	12,250	(389)
	3-Month LIBOR	Paying	4.92%	11/17/2015	10,800	662
	3-Month LIBOR	Receiving	5.31%	11/17/2038	3,010	(278)
	3-Month LIBOR	Receiving	3.78%	12/24/2010	2,630	(51)
	3-Month LIBOR	Paying	4.52%	12/24/2015	2,300	79
	3-Month LIBOR	Receiving	5.01%	12/24/2038	630	(26)
	3-Month LIBOR	Receiving	3.87%	12/29/2010	2,860	(62)
	3-Month LIBOR	Receiving	4.00%	12/29/2010	1,980	(48)
	3-Month LIBOR	Paying	4.63%	12/29/2015	2,500	102
	3-Month LIBOR	Paying	4.75%	12/29/2015	1,700	81
	3-Month LIBOR	Receiving	5.12%	12/29/2038	690	(48)
	3-Month LIBOR	Receiving	5.21%	12/29/2038	480	(36)
JPMorgan Chase & Co.	3-Month LIBOR	Receiving	4.25%	06/18/2010	50,100	(760)
	3-Month LIBOR	Receiving	4.50%	06/18/2013	17,400	(717)
	3-Month LIBOR	Receiving	4.50%	06/18/2013	2,700	(113)
	3-Month LIBOR	Paying	5.00%	06/18/2018	4,100	205
	3-Month LIBOR	Paying	5.00%	06/18/2018	2,300	112
	3-Month LIBOR	Paying	5.00%	06/18/2018	1,300	35
	3-Month LIBOR	Paying	5.00%	06/18/2018	1,200	34
	3-Month LIBOR	Receiving	5.00%	06/18/2018	1,850	(90)
	3-Month LIBOR	Receiving	5.00%	06/18/2018	1,800	(75)
	3-Month LIBOR	Receiving	5.25%	06/18/2028	4,200	(186)
	3-Month LIBOR	Receiving	5.25%	06/18/2028	2,200	(113)
	3-Month LIBOR	Receiving	5.25%	06/18/2028	1,300	(39)
	3-Month LIBOR	Receiving	5.25%	06/18/2028	1,000	(32)
	3-Month LIBOR	Paying	5.25%	06/18/2028	1,850	141
	3-Month LIBOR	Paying	5.25%	06/18/2028	1,800	120
						$ (3,244)

JNL/PIMCO Real Return Fund
			Paying/					Unrealized
			Receiving		Expiration		Notional	Appreciation/
Counterparty		Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount[1]	(Depreciation)
Barclays Bank PLC	*	Brazil Interbank Deposit Rate	Paying	10.68%	01/02/2012	BRL	5,700	$ (153)
		28-Day Mexico Interbank TIIE	Paying	8.33%	02/14/2017	MXN	2,500	8
		FRC-Excluding Tobacco-Non-Revised	Paying	1.95%	03/15/2012	EUR	300	(7)
		Consumer Price Index
		6-Month LIBOR	Receiving	5.00%	03/20/2018	GBP	1,600	(127)
		FRC-Excluding Tobacco-Non-Revised	Paying	1.96%	04/05/2012	EUR	500	(11)
		Consumer Price Index
		FRC-Excluding Tobacco-Non-Revised	Paying	1.98%	04/30/2012	EUR	200	(5)
		Consumer Price Index
		FRC-Excluding Tobacco-Non-Revised	Paying	2.07%	09/14/2012	EUR	1,600	(25)
		Consumer Price Index
		3-Month LIBOR	Receiving	4.00%	06/18/2010		50,000	(233)
		6-Month Australian Bank Bill	Paying	7.00%	12/15/2009	AUD	4,000	(10)
		6-Month Australian Bank Bill	Receiving	6.75%	12/15/2017	AUD	500	11
		6-Month LIBOR	Receiving	4.00%	12/15/2035	GBP	1,200	78
		6-Month LIBOR	Receiving	4.00%	12/15/2035	GBP	100	6
Citibank N.A.		3-Month Australian Bank Bill	Paying	7.00%	09/15/2009	AUD	24,300	(18)
		3-Month LIBOR	Paying	5.00%	06/18/2018		7,000	322
		28-Day Mexico Interbank TIIE	Paying	8.17%	11/04/2016	MXN	1,200	2
		28-Day Mexico Interbank TIIE	Paying	8.17%	11/04/2016	MXN	9,100	16
Credit Suisse First Boston		6-Month LIBOR	Paying	5.00%	09/15/2010	GBP	3,400	63
		6-Month LIBOR	Receiving	4.00%	12/15/2035	GBP	1,400	88
Deutsche Bank AG		6-Month LIBOR	Paying	6.00%	03/20/2012	GBP	4,300	109
		6-Month LIBOR	Paying	5.00%	03/20/2013	GBP	900	(6)
		6-Month Australian Bank Bill	Paying	7.00%	06/15/2010	AUD	700	(4)
Goldman Sachs & Co.		FRC-Excluding Tobacco-Non-Revised	Paying	2.00%	03/15/2012	EUR	8,500	(153)
		Consumer Price Index
		FRC-Excluding Tobacco-Non-Revised	Receiving	2.00%	03/15/2012	EUR	2,100	(39)
		Consumer Price Index
		FRC-Excluding Tobacco-Non-Revised	Receiving	2.00%	03/15/2012	EUR	100	(2)
		Consumer Price Index
		6-Month LIBOR	Paying	5.00%	03/20/2013	GBP	5,000	(27)
		6-Month LIBOR	Receiving	5.00%	09/15/2015	GBP	1,000	(33)
		CPURNSA Index	Paying	2.97%	03/05/2018		1,000	16
		28-Day Mexico Interbank TIIE	Paying	8.17%	11/04/2016	MXN	4,500	11
		28-Day Mexico Interbank TIIE	Paying	8.17%	11/04/2016	MXN	11,000	24
JPMorgan Chase & Co.		FRC-Excluding Tobacco-Non-Revised	Receiving	1.95%	03/15/2012	EUR	300	(6)
		Consumer Price Index
		FRC-Excluding Tobacco-Non-Revised	Receiving	1.95%	03/15/2012	EUR	400	(9)
		Consumer Price Index
		FRC-Excluding Tobacco-Non-Revised	Receiving	1.96%	04/10/2012	EUR	100	(2)
		Consumer Price Index
		FRC-Excluding Tobacco-Non-Revised	Paying	1.96%	04/10/2012	EUR	200	(5)
		Consumer Price Index
		FRC-Excluding Tobacco-Non-Revised	Paying	1.96%	04/10/2012	EUR	300	(7)
		Consumer Price Index
		FRC-Excluding Tobacco-Non-Revised	Receiving	1.96%	04/10/2012	EUR	200	(5)
		Consumer Price Index
		6-Month EURIBOR	Paying	5.00%	06/18/2034	EUR	749	11
		6-Month LIBOR	Paying	5.00%	09/17/2013	GBP	5,000	24
Lehman Brothers, Inc.	*	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	10,200	(83)
Merrill Lynch & Co., Inc.	*	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	22,000	(130)
	*	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	5,000	(17)
		3-Month LIBOR	Receiving	5.00%	06/18/2023		31,600	(2,208)
Morgan Stanley		3-Month LIBOR	Paying	5.00%	06/18/2018		3,600	239
		CPURNSA Index	Paying	2.98%	03/05/2018		1,200	16
		3-Month LIBOR	Receiving	4.00%	06/18/2010		10,800	17

3-Month LIBOR	Paying	5.00%	06/18/2018		2,600	15
6-Month EURIBOR	Paying	4.50%	06/18/2034	EUR	10,000	(30)
6-Month Australian Bank Bill	Paying	7.00%	12/15/2009	AUD	4,000	(10)
6-Month Australian Bank Bill	Receiving	6.75%	12/15/2017	AUD	500	11

Royal Bank of Scotland		FRC-Excluding Tobacco-Non-Revised	Paying	1.96%	03/28/2012	EUR	100	(2)
Group PLC		Consumer Price Index
		FRC-Excluding Tobacco-Non-Revised	Paying	1.95%	03/30/2012	EUR	300	(7)
		Consumer Price Index
		3-Month LIBOR	Paying	4.00%	06/18/2013		2,800	132
		United Kingdom RP Index	Paying	3.44%	09/10/2027	GBP	400	(20)
		6-Month LIBOR	Paying	5.00%	09/15/2010	GBP	1,200	23
		6-Month LIBOR	Paying	5.00%	09/15/2010	GBP	1,300	25
		6-Month LIBOR	Paying	5.00%	03/20/2013	GBP	1,600	(10)
		3-Month LIBOR	Receiving	4.00%	06/18/2010		12,000	(68)
		3-Month LIBOR	Receiving	4.00%	06/18/2010		30,400	(348)
		3-Month LIBOR	Receiving	4.00%	06/18/2010		74,300	(351)
		3-Month LIBOR	Paying	5.00%	06/18/2010		15,200	390
		3-Month LIBOR	Receiving	5.00%	06/18/2038		2,500	(125)
		3-Month LIBOR	Receiving	5.00%	06/18/2038		3,900	(27)
		3-Month LIBOR	Receiving	5.00%	06/18/2038		14,900	(460)
		3-Month LIBOR	Receiving	5.00%	06/18/2038		2,000	(34)
		3-Month LIBOR	Receiving	5.00%	06/18/2038		700	(13)
		United Kingdom RP Index	Paying	3.49%	12/06/2027	GBP	2,500	(81)
UBS Warburg LLC	*	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	1,100	(39)
	*	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	1,100	(39)
	*	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	2,400	(85)
	*	Brazil Interbank Deposit Rate	Paying	12.41%	01/04/2010	BRL	1,000	(5)
	*	Brazil Interbank Deposit Rate	Paying	10.58%	01/12/2012	BRL	1,200	(43)
		3-Month Australian Bank Bill	Paying	7.50%	03/15/2010	AUD	39,000	103
		3-Month Australian Bank Bill	Paying	7.50%	03/15/2010	AUD	39,800	95
		3-Month Australian Bank Bill	Paying	7.50%	03/15/2010	AUD	61,500	266
		6-Month Australian Bank Bill	Receiving	7.00%	03/15/2019	AUD	10,600	(36)
								$ (3,037)

JNL/PIMCO Total Return Bond Fund
			Paying/					Unrealized
			Receiving		Expiration		Notional	Appreciation/
Counterparty		Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount[1]	(Depreciation)
Barclays Bank PLC		6-Month LIBOR	Paying	6.00%	03/20/2009	GBP	3,300	$ 20
		6-Month LIBOR	Paying	5.00%	06/15/2009	GBP	2,500	4
		6-Month LIBOR	Paying	5.00%	06/15/2009	GBP	900	-
	*	Brazil Interbank Deposit Rate	Paying	11.36%	01/04/2010	BRL	4,000	(58)
		6-Month LIBOR	Paying	4.00%	06/15/2018	EUR	3,600	32
		6-Month LIBOR	Paying	4.75%	09/17/2013	GBP	1,700	(21)
		Reference Quotidienne d'Inflation	Paying	2.10%	10/15/2010	EUR	1,100	11
		Reference Quotidienne d'Inflation	Paying	2.10%	10/15/2010	EUR	1,600	18
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	400	43
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	400	39
		6-Month LIBOR	Paying	2.00%	12/19/2017	JPY	130,000	64
		6-Month LIBOR	Paying	6.00%	12/20/2008	GBP	5,800	26
Citibank N.A.		28-Day Mexico Interbank TIIE	Paying	8.17%	11/04/2016	MXN	2,800	6
Credit Suisse First Boston		6-Month LIBOR	Paying	5.00%	06/15/2009	GBP	700	(1)
Deutsche Bank AG		3-Month LIBOR	Receiving	4.00%	06/18/2013		4,600	(26)
		3-Month LIBOR	Receiving	5.00%	06/18/2038		800	10
		6-Month Australian Bank Bill	Paying	7.00%	03/20/2013	AUD	3,100	(55)
		6-Month Australian Bank Bill	Receiving	6.50%	03/20/2018	AUD	4,200	57
		3-Month LIBOR	Paying	4.00%	06/18/2010		20,600	629
		3-Month LIBOR	Paying	4.00%	06/18/2010		4,000	93
		3-Month LIBOR	Paying	4.00%	06/18/2010		1,000	20
		3-Month LIBOR	Paying	4.00%	06/18/2010		3,200	57
		6-Month LIBOR	Paying	5.00%	09/18/2009	GBP	45,800	518
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	1,400	(86)
		6-Month EURIBOR	Paying	5.00%	12/19/2009	EUR	6,400	108
		6-Month LIBOR	Paying	2.00%	12/19/2017	JPY	240,000	120
		6-Month LIBOR	Paying	6.00%	12/20/2008	GBP	3,500	13
Goldman Sachs & Co.		FRC-Excluding Tobacco-Non-Revised	Paying	2.00%	03/15/2012	EUR	9,800	(210)
		Consumer Price Index
		6-Month EURIBOR	Paying	4.00%	03/20/2009	EUR	2,300	(13)
		28-Day Mexico Interbank TIIE	Paying	7.78%	04/03/2012	MXN	11,100	9
		6-Month LIBOR	Paying	5.00%	06/15/2009	GBP	6,900	(11)
		6-Month LIBOR	Paying	6.00%	06/19/2009	GBP	17,500	358
	*	Brazil Interbank Deposit Rate	Paying	11.47%	01/04/2010	BRL	1,000	(13)
		FRC-Excluding Tobacco-Non-Revised	Paying	1.96%	03/20/2012	EUR	600	(13)
		Consumer Price Index
		6-Month LIBOR	Paying	5.00%	09/17/2013	GBP	1,000	(3)
		6-Month LIBOR	Receiving	5.50%	12/15/2036	GBP	1,200	(142)
		6-Month LIBOR	Paying	6.00%	12/19/2009	GBP	1,600	60
		6-Month LIBOR	Receiving	5.00%	12/19/2037	GBP	200	(29)
HSBC Bank USA		6-Month LIBOR	Paying	5.00%	09/17/2013	GBP	3,000	(9)
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	400	44
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	500	48
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	400	4
Lehman Brothers, Inc.		6-Month LIBOR	Paying	4.50%	09/20/2009	GBP	3,800	(77)
Merrill Lynch & Co., Inc.	*	Brazil Interbank Deposit Rate	Paying	12.95%	01/04/2010	BRL	1,400	4
	*	Brazil Interbank Deposit Rate	Paying	11.98%	01/02/2012	BRL	4,700	(69)
	*	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012		6,600	(9)
	*	Brazil Interbank Deposit Rate	Paying	11.43%	01/04/2010	BRL	2,600	(36)
	*	ICAP CMM FRA	Receiving	5.00%	02/20/2009		3,300	(153)
	*	ICAP CMM FRA	Receiving	5.50%	05/21/2009		4,000	(142)
		3-Month LIBOR	Receiving	5.00%	06/18/2038		1,600	6
		3-Month LIBOR	Receiving	5.00%	06/18/2038		2,000	(34)
		6-Month LIBOR	Receiving	4.00%	12/15/2035	GBP	100	8
Morgan Stanley	*	Brazil Interbank Deposit Rate	Paying	12.78%	01/04/2010	BRL	1,800	2
	*	Brazil Interbank Deposit Rate	Paying	12.78%	01/04/2010	BRL	1,500	1
		6-Month EURIBOR	Paying	4.50%	03/19/2010	EUR	6,500	67
		6-Month EURIBOR	Paying	4.00%	06/18/2010	EUR	8,400	(49)
		3-Month LIBOR	Receiving	5.00%	06/18/2038		800	-

3-Month LIBOR	Receiving	5.00%	06/18/2038	1,600	11

		6-Month EURIBOR	Paying	4.00%	09/17/2013	EUR	2,500	(40)
Royal Bank of Scotland		6-Month LIBOR	Paying	6.00%	03/20/2009	GBP	3,100	41
Group PLC		3-Month LIBOR	Receiving	5.00%	06/18/2038		3,100	(2)
		6-Month LIBOR	Paying	6.00%	06/19/2009	GBP	5,000	100
		3-Month LIBOR	Paying	4.00%	06/18/2010		400	75
		3-Month LIBOR	Paying	4.00%	06/18/2010		6,200	56
		3-Month LIBOR	Paying	4.00%	06/18/2010		9,000	20
		3-Month LIBOR	Paying	4.00%	06/18/2010		8,500	42
		3-Month LIBOR	Paying	4.00%	06/18/2010		11,400	36
		3-Month LIBOR	Paying	4.00%	06/18/2010		5,100	21
		3-Month LIBOR	Paying	4.00%	06/18/2010		29,300	140
		3-Month LIBOR	Receiving	4.00%	06/18/2013		1,900	(36)
		3-Month LIBOR	Receiving	4.00%	06/18/2013		5,000	(60)
		3-Month LIBOR	Receiving	4.00%	06/18/2013		8,000	(61)
		3-Month LIBOR	Receiving	5.00%	06/18/2038		1,600	8
		3-Month LIBOR	Receiving	5.00%	06/18/2038		800	2
		6-Month LIBOR	Paying	4.75%	09/17/2013	GBP	1,700	(19)
		6-Month LIBOR	Receiving	5.50%	12/15/2036	GBP	300	(38)
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	300	34
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	300	32
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	400	44
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	400	42
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	300	22
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	600	7
UBS Warburg LLC	*	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	4,800	(98)
	*	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	1,900	(39)
		3-Month Australian Bank Bill	Paying	7.00%	09/15/2009	AUD	29,400	(103)
		3-Month Australian Bank Bill	Paying	7.50%	03/15/2010	AUD	2,300	13
		6-Month Australian Bank Bill	Paying	7.50%	03/15/2011	AUD	15,200	53
								$ 1,543

Summary of Credit Default Swap Agreements (in thousands)

JNL/Goldman Sachs Core Plus Bond Fund
						Unrealized
		Purchase/Sell		Expiration	Notional	Appreciation/
Counterparty	Reference Obligation	Protection[2]	Fixed Rate	Date	Amount[1]	(Depreciation)
Deutsche Bank AG	ABX.HE.AAA.07-1	Sold	0.09%	08/25/2037	(7,750)	(1,599)
Bear Stearns Bank Plc	CDX.NA.IG.9-V1	Sold	0.60%	12/20/2012	(73,000)	(1,261)
JPMorgan Chase & Co.	Countrywide Home Loans, inc.	Sold	2.30%	03/20/2013	(1,075)	(33)
						$ (2,893)

JNL/PIMCO Real Return Fund
						Unrealized
		Purchase/Sell		Expiration	Notional	Appreciation/
Counterparty	Reference Obligation	Protection[2]	Fixed Rate	Date	Amount[1]	(Depreciation)
Deutsche Bank AG	American International Group, Inc.	Sold	1.99%	03/20/2013	(1,000)	$ 7
Goldman Sachs & Co.	Autozone, Inc.	Purchased	0.38%	12/20/2012	300	9
BNP Paribas Bank	Bear Stearns Co.	Purchased	2.18%	03/20/2018	1,000	(52)
Citibank N.A.	Capital One Financial Corp.	Purchased	1.20%	09/20/2012	1,600	134
JPMorgan Chase & Co.	CDX.HY.9	Sold	6.45%	12/20/2012	(400)	7
Barclays Bank PLC	CDX.NA.HY.8	Purchased	2.75%	06/20/2012	1,089	89
JPMorgan Chase & Co.	CDX.NA.HY.8	Sold	2.50%	06/20/2012	(100)	(7)
Lehman Brothers, Inc.	CDX.NA.HY.8	Sold	2.30%	06/20/2012	(600)	(47)
Merrill Lynch & Co., Inc.	CDX.NA.HY.8	Sold	2.46%	06/20/2012	(200)	(14)
Merrill Lynch & Co., Inc.	CDX.NA.HY.8	Purchased	2.75%	06/20/2012	572	49
Merrill Lynch & Co., Inc.	CDX.NA.HY.8	Purchased	2.75%	06/20/2012	2,200	198
Morgan Stanley	CDX.NA.HY.8	Purchased	2.75%	06/20/2012	990	81
Merrill Lynch & Co., Inc.	CDX.NA.HY.9	Sold	6.69%	12/20/2012	(200)	5
Morgan Stanley	CDX.NA.HY.9	Sold	6.57%	12/20/2012	(400)	8
Barclays Bank PLC	CDX.NA.IG.9	Sold	0.60%	12/20/2012	(1,000)	(32)
Deutsche Bank AG	CDX.NA.IG.9	Sold	0.60%	12/20/2012	(700)	3
Goldman Sachs & Co.	CDX.NA.IG.9	Sold	0.60%	12/20/2012	(8,000)	37
Lehman Brothers, Inc.	CDX.NA.IG.9	Purchased	0.60%	12/20/2012	2,100	59
Lehman Brothers, Inc.	CDX.NA.IG.9	Purchased	0.60%	12/20/2012	4,800	157
Merrill Lynch & Co., Inc.	CDX.NA.IG.9	Purchased	0.60%	12/20/2012	4,000	169
Merrill Lynch & Co., Inc.	CDX.NA.IG.9	Purchased	0.60%	12/20/2012	3,300	126
Barclays Bank PLC	CDX.NA.IG.9	Purchased	0.80%	12/20/2017	5,100	216
Barclays Bank PLC	CDX.NA.IG.9	Purchased	0.80%	12/20/2017	1,700	62
Goldman Sachs & Co.	CDX.NA.IG.9	Purchased	0.80%	12/20/2017	6,300	250
Lehman Brothers, Inc.	CDX.NA.IG.9	Purchased	0.80%	12/20/2017	2,900	137
Credit Suisse First Boston	Chesapeak Energy Corporation	Sold	0.97%	06/20/2012	(100)	(5)
Credit Suisse First Boston	Chesapeak Energy Corporation	Sold	1.01%	06/20/2012	(100)	(5)
Credit Suisse First Boston	Chesapeak Energy Corporation	Sold	1.01%	06/20/2012	(300)	(16)
Credit Suisse First Boston	Chesapeak Energy Corporation	Sold	1.04%	06/20/2012	(100)	(5)
Lehman Brothers, Inc.	Chesapeak Energy Corporation	Sold	1.38%	09/20/2012	(200)	(9)
UBS Warburg LLC	Dominion Resources Inc.	Purchased	0.59%	03/20/2014	1,000	1
Credit Suisse First Boston	Federal Home Loan Mortgage Corp.	Sold	0.56%	12/20/2012	(400)	1
Royal Bank of Scotland
Group PLC	Federal Home Loan Mortgage Corp.	Sold	0.56%	12/20/2012	(400)	1
Lehman Brothers, Inc.	Federal National Mortgage Association	Sold	0.56%	12/20/2012	(200)	1
Barclays Bank PLC	Ford Motor Credit Company LLC	Sold	3.80%	09/20/2012	(100)	(19)
JPMorgan Chase & Co.	Ford Motor Credit Company LLC	Sold	3.85%	09/20/2012	(100)	(19)
Morgan Stanley	Ford Motor Credit Company LLC	Sold	3.80%	09/20/2012	(200)	(39)
Citibank N.A.	GATX Corporation	Purchased	1.07%	03/20/2016	1,000	77
HSBC Bank USA	Gazprom	Sold	1.20%	06/20/2008	(7,000)	12
Credit Suisse First Boston	Gazprom	Sold	1.00%	11/20/2008	(1,800)	(5)
Morgan Stanley	GMAC LLC	Sold	6.85%	06/20/2012	(400)	(65)
Deutsche Bank AG	GMAC LLC	Purchased	4.25%	09/20/2008	100	5
Goldman Sachs & Co.	GMAC LLC	Purchased	5.20%	09/20/2008	1,600	67
Barclays Bank PLC	GMAC LLC	Sold	3.05%	09/20/2012	(100)	(26)

Goldman Sachs & Co.	GMAC LLC	Sold	3.05%	09/20/2012	(300)	(78)
JPMorgan Chase & Co.	GMAC LLC	Sold	5.40%	09/20/2012	(800)	(161)
JPMorgan Chase & Co.	GMAC LLC	Sold	5.45%	09/20/2012	(800)	(160)
UBS Warburg LLC	GMAC LLC	Purchased	4.85%	09/20/2012	300	64

Barclays Bank PLC		Goldman Sachs Group, Inc.	Sold	0.77%	09/20/2012	(200)	(6)
Credit Suisse First Boston		Goldman Sachs Group, Inc.	Sold	0.74%	09/20/2012	(200)	(6)
BNP Paribas Bank		Goldman Sachs Group, Inc.	Purchased	0.39%	12/20/2012	1,100	52
Citibank N.A.		Goldman Sachs Group, Inc.	Purchased	0.40%	12/20/2012	800	37
Deutsche Bank AG		Home Depot Corp.	Purchased	1.57%	03/20/2016	1,250	22
Goldman Sachs & Co.		Kohl's Corporation	Purchased	0.59%	12/20/2012	300	15
BNP Paribas Bank		Lehman Brothers Holdings, Inc.	Sold	1.12%	09/20/2012	(100)	(7)
BNP Paribas Bank		Lehman Brothers Holdings, Inc.	Sold	1.20%	09/20/2012	(100)	(7)
JPMorgan Chase & Co.		Lehman Brothers Holdings, Inc.	Sold	0.70%	09/20/2012	(200)	(18)
Royal Bank of Scotland
Group PLC		Lehman Brothers Holdings, Inc.	Sold	0.66%	09/20/2012	(200)	(18)
Deutsche Bank AG		Macy's Corp.	Purchased	2.10%	09/20/2017	1,000	31
Goldman Sachs & Co.		Nordstrom Inc.	Purchased	0.36%	12/20/2012	300	11
Citibank N.A.		Omnicom Group	Purchased	0.94%	06/20/2016	1,250	9
JPMorgan Chase & Co.	*	Pearson	Purchased	0.83%	06/20/2014	1,000	5
Citibank N.A.		RH Donnelley Corp.	Sold	3.40%	09/20/2012	(300)	(116)
Morgan Stanley		Staples, Inc.	Purchased	0.53%	12/20/2012	300	11
Citibank N.A.		The Bear Stearns Companies, Inc.	Sold	0.72%	09/20/2012	(200)	(9)
JPMorgan Chase & Co.		The Bear Stearns Companies, Inc.	Sold	0.72%	09/20/2012	(200)	(9)
Morgan Stanley		The Black & Decker Corporation	Purchased	0.49%	12/20/2012	300	14
Morgan Stanley		The Sherwin Williams Co.	Purchased	0.29%	12/20/2012	300	9
Goldman Sachs & Co.		The TJX Companies, Inc.	Purchased	0.38%	12/20/2012	300	4
Morgan Stanley		VF Corporation	Purchased	0.25%	12/20/2012	300	6
Morgan Stanley		Whirlpool Corp.	Purchased	0.49%	12/20/2012	300	7
							$ 1,305

JNL/PIMCO Total Return Bond Fund
						Unrealized
		Purchase/Sell		Expiration	Notional	Appreciation/
Counterparty	Reference Obligation	Protection[2]	Fixed Rate	Date	Amount[1]	(Depreciation)
Lehman Brothers, Inc.	CDX.EM.8	Sold	1.75%	12/20/2012	(900)	$ (180)
Lehman Brothers, Inc.	CDX.EM.8	Sold	1.75%	12/20/2012	(1,700)	(78)
Barclays Bank PLC	CDX.EM.9	Sold	2.65%	06/20/2013	(500)	(4)
Lehman Brothers, Inc.	CDX.EM.9	Sold	2.65%	06/20/2013	(1,800)	(20)
Lehman Brothers, Inc.	CDX.EM.9	Sold	2.65%	06/20/2013	(800)	(6)
Lehman Brothers, Inc.	CDX.EM.9	Sold	2.65%	06/20/2013	(800)	(7)
Morgan Stanley	CDX.EM.9	Sold	2.65%	06/20/2013	(500)	(4)
Merrill Lynch & Co., Inc.	CDX.IG.10	Sold	1.55%	06/20/2013	(1,500)	(6)
Merrill Lynch & Co., Inc.	CDX.IG.10	Sold	1.55%	06/20/2013	(2,600)	(10)
Morgan Stanley	CDX.IG.10	Sold	1.55%	06/20/2013	(2,800)	(9)
Morgan Stanley	CDX.IG.10	Sold	1.55%	06/20/2013	(6,200)	(13)
Citibank N.A.	CDX.NA.HY.8	Sold	0.36%	06/20/2012	(5,000)	(224)
Citibank N.A.	CDX.NA.HY.8	Sold	0.40%	06/20/2012	(1,000)	(43)
Citibank N.A.	CDX.NA.HY.8	Sold	2.14%	06/20/2012	(800)	(67)
Merrill Lynch & Co., Inc.	CDX.NA.HY.8	Sold	1.83%	06/20/2012	(1,000)	(95)
Morgan Stanley	CDX.NA.HY.8	Sold	2.08%	06/20/2012	(1,000)	(86)
Deutsche Bank AG	CDX.NA.IG.9	Sold	0.71%	12/20/2012	(7,400)	90
Morgan Stanley	CDX.NA.IG.9	Sold	0.60%	12/20/2012	(20,500)	471
Goldman Sachs & Co.	CMBX.NA.AAA.3	Sold	0.08%	12/13/2049	(2,200)	121
Morgan Stanley	CMBX.NA.AAA.3	Sold	0.08%	12/13/2049	(1,100)	51
Morgan Stanley	CMBX.NA.AAA.3	Sold	0.08%	12/13/2049	(4,100)	212
Morgan Stanley	CMBX.NA.AAA.3	Sold	0.08%	12/13/2049	(1,500)	107
Morgan Stanley	CMBX.NA.AAA.3	Sold	0.08%	12/13/2049	(1,200)	76
Barclays Bank PLC	Federal Home Loan Mortgage Corp.	Sold	0.72%	03/20/2013	(2,600)	27
Barclays Bank PLC	Ford Motor Credit Company LLC	Sold	5.65%	09/20/2012	(500)	(72)
Goldman Sachs & Co.	Ford Motor Credit Company LLC	Sold	3.85%	09/20/2012	(200)	(39)
Lehman Brothers, Inc.	Ford Motor Credit Company LLC	Sold	6.10%	09/20/2012	(7,500)	(982)
UBS Warburg LLC	Ford Motor Credit Company LLC	Sold	6.20%	09/20/2012	(2,600)	(333)
Morgan Stanley	Gazprom	Sold	2.18%	02/20/2013	(700)	(22)
UBS Warburg LLC	Gazprom	Sold	2.18%	02/20/2013	(1,000)	(31)
HSBC Bank USA	Gazprom	Sold	0.36%	05/20/2009	(1,000)	(29)
HSBC Bank USA	Gazprom	Sold	0.97%	11/20/2008	(700)	(7)
HSBC Bank USA	Gazprom	Sold	1.25%	12/20/2008	(1,900)	(4)
Goldman Sachs & Co.	General Motors Corporation	Sold	8.90%	03/20/2013	(1,700)	(120)
Goldman Sachs & Co.	General Motors Corporation	Sold	9.05%	03/20/2013	(1,500)	(98)
Lehman Brothers, Inc.	General Motors Corporation	Sold	8.55%	03/20/2013	(5,900)	(450)
Morgan Stanley	GMAC LLC	Sold	0.97%	09/20/2008	(8,000)	(497)
Merrill Lynch & Co., Inc.	GMAC LLC	Sold	1.85%	09/20/2009	(1,000)	(164)
Deutsche Bank AG	GMAC LLC	Sold	4.00%	09/20/2012	(2,400)	(566)
Goldman Sachs & Co.	GMAC LLC	Sold	3.20%	09/20/2012	(100)	(26)
Royal Bank of Scotland
Group PLC	Lehman Brothers Holdings, Inc.	Sold	0.30%	09/20/2008	(300)	(5)
Merrill Lynch & Co., Inc.	Rederative Republic of Brazil	Sold	1.95%	04/20/2016	(100)	-
Lehman Brothers, Inc.	Republic of Indonesia	Sold	0.40%	12/20/2008	(500)	(1)
Royal Bank of Scotland
Group PLC	Republic of Indonesia	Sold	0.39%	12/20/2008	(2,000)	(5)
Royal Bank of Scotland
Group PLC	Republic of Indonesia	Sold	0.40%	12/20/2008	(3,000)	(7)
Morgan Stanley	Republic of Panama	Sold	0.75%	01/20/2012	(200)	(5)
JPMorgan Chase & Co.	Republic of Panama	Sold	1.20%	01/20/2017	(200)	(14)
JPMorgan Chase & Co.	Republic of Panama	Sold	1.25%	01/20/2017	(200)	(13)
Morgan Stanley	Russian Federation	Sold	0.25%	06/20/2008	(300)	-
BNP Paribas Bank	SLM Corporation	Sold	5.50%	03/20/2009	(2,300)	(93)
Citibank N.A.	SLM Corporation	Sold	4.85%	03/20/2013	(1,700)	(194)
HSBC Bank USA	Ukraine	Sold	0.73%	04/20/2009	(3,400)	(23)
JPMorgan Chase & Co.	United Mexican States	Sold	0.92%	03/20/2016	(500)	(19)
						$ (3,516)

Summary of Total Return Swap Agreements (in thousands)

JNL/Goldman Sachs Core Plus Bond Fund
						Unrealized
				Expiration	Notional	Appreciation/
Counterparty		Reference Index	Financing Spread Rate	Date	Amount[1]	(Depreciation)
Bank of America N.A.	[3]	Bank of America CMBS AAA 10 Year Index	-1.15%	06/03/2008	1,000	24
						$ 24

JNL/Goldman Sachs Short Duration Bond Fund
						Unrealized
				Expiration	Notional	Appreciation/
Counterparty		Reference Index	Financing Spread Rate	Date	Amount[1]	(Depreciation)
Bank of America N.A.	[3]	Bank of America CMBS AAA 10 Year Index	-1.15%	06/03/2008	500	12
Citibank N.A.	[3]	Bank of America CMBS AAA 10 Year Index	-1.50%	06/03/2008	500	12
						$ 24

Summary of Spread Lock Swap Agreements (in thousands):

JNL/PIMCO Total Return Bond Fund
		Paying/
		Receiving				Unrealized
		Spread Lock		Expiration	Notional	Appreciation/
Counterparty	Spread Lock Rate	Rate	Floating Rate	Date	Amount[1]	(Depreciation)
BNP Paribas Bank	2 Year U.S. Treasury Note plus 0.7625%	Receiving	3-Month LIBOR	02/09/2014	9,600	$ (23)
BNP Paribas Bank	2 Year U.S. Treasury Note plus 0.71%	Receiving	3-Month LIBOR	02/09/2011	4,800	(8)
						$ (31)

* This swap agreement was fair valued in good faith in accordance with procedures established by the Board of Trustees. Fair valued securities may be classified as
Level 2 or Level 3 for SFAS No. 157 disclosures based on the securities valuation inputs. See SFAS No. 157 note.
[1] Notional Amount is stated in USD unless otherwise noted.
2 If the Fund has sold protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the purchaser of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a purchaser of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.
[3] The Fund will receive the resulting amount if positive or pay the resulting amount if negative of the change in the Banc of America Securities CMBS AAA 10yr Index plus the financing spread rate divided by 10,000.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the
Funds' most recent annual or semi-annual report.

ITEM 2. Controls and Procedures

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 29, 2008

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 29, 2008

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.